As filed with the Securities and Exchange Commission on September 14, 2001.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14

                                                            ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
                                                            ----
         Pre-Effective Amendment No. __                    /____/
                                                            ----
         Post-Effective Amendment No. ___                  /____/

                        (Check appropriate box or boxes)

                             JOHN HANCOCK DECLARATION TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
--------------------------------------------------------------------------------
                (Address of principal executive office) Zip Code

                                 (617) 375-1702
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                                Boston, MA 02199
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Title of Securities Being Registered: shares of beneficial interest of John Hancock Declaration Trust.

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 33-64465 and 811-07437).

It is proposed that this filing will become effective on October 15, 2001 pursuant to Rule 488 under the Securities Act of 1933.

                         JOHN HANCOCK DECLARATION TRUST

                              CROSS-REFERENCE SHEET

                           Items Required by Form N-14

PART A
------

Item No.                   Item Caption                                         Prospectus Caption
--------                   ------------                                         ------------------
   1.                      Beginning of Registration                            COVER PAGE OF REGISTRATION
                           Statement and Outside Front                          STATEMENT; FRONT COVER PAGE OF
                           Cover Page of Prospectus                             PROSPECTUS

   2.                      Beginning and Outside Back                           TABLE OF CONTENTS
                           Cover Page of Prospectus

   3.                      Synopsis and Risk Factors                            SUMMARY; INVESTMENT RISKS

   4.                      Information About the                                INTRODUCTION; SUMMARY; INVESTMENT
                           Transaction                                          RISKS; INFORMATION CONCERNING THE
                                                                                MEETING; PROPOSAL TO APPROVE THE
                                                                                AGREEMENT AND PLAN OF REORGANIZATION;
                                                                                FURTHER INFORMATION ON EACH
                                                                                REORGANIZATION; CAPITALIZATION

   5.                      Information About the                                PROSPECTUS COVER PAGE; INTRODUCTION;
                           Registrant                                           SUMMARY; ADDITIONAL INFORMATION
                                                                                ABOUT THE FUNDS' BUSINESSES

   6.                      Information About the                                PROSPECTUS COVER PAGE; INTRODUCTION;
                           Company Being Acquired                               SUMMARY; ADDITIONAL INFORMATION
                                                                                ABOUT THE FUNDS' BUSINESSES

   7.                      Voting Information                                   PROSPECTUS COVER PAGE; NOTICE OF
                                                                                SPECIAL MEETING OF SHAREHOLDERS;
                                                                                SUMMARY; INFORMATION CONCERNING
                                                                                THE MEETING; VOTING RIGHTS AND
                                                                                REQUIRED VOTE

   8.                      Interest of Certain Persons                          EXPERTS
                           and Experts

   9.                      Additional Information                               NOT APPLICABLE
                           Required for Reoffering by
                           Persons Deemed to be
                           Underwriters


PART B
------
                                                                                Caption in Statement of
Item No.                   Item Caption                                         Additional Information
--------                   ------------                                         ----------------------

  10.                      Cover Page                                           COVER PAGE

  11.                      Table of Contents                                    TABLE OF CONTENTS

  12.                      Additional Information                               ADDITIONAL INFORMATION ABOUT
                           About the Registrant                                 V.A. STRATEGIC INCOME FUND AND
                                                                                V.A. FINANCIAL INDUSTRIES FUND

  13.                      Additional Information About                         ADDITIONAL INFORMATION ABOUT
                           the Company Being Acquired                           V.A HIGH YIELD BOND FUND AND
                                                                                V.A. REGIONAL BANK FUND

  14.                      Financial Statements                                 ADDITIONAL INFORMATION ABOUT V.A. STRATEGIC INCOME
                                                                                FUND; ADDITIONAL INFORMATION ABOUT V.A HIGH YIELD
                                                                                BOND FUND; PRO FORMA COMBINED FINANCIAL STATEMENTS

                                                                                ADDITIONAL INFORMATION ABOUT V.A. FINANCIAL
                                                                                INDUSTRIES FUND; ADDITIONAL INFORMATION ABOUT V.A.
                                                                                REGIONAL BANK FUND; PRO-FORMA COMBINED FINANCIAL
                                                                                STATEMENTS.

PART C
------

Item No.               Item Caption
--------               ------------

  15.                      Indemnification                                      INDEMNIFICATION

  16.                      Exhibits                                             EXHIBITS

  17.                      Undertakings                                         UNDERTAKINGS

                                                                November 1, 2001


Dear Contract or Certificate Owner:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock Variable Annuity.

Your fund's trustees are proposing the merger of two funds in the John Hancock Declaration Trust (the "Acquired Funds") with two other funds in the same Trust (the "Acquiring Funds"), as described in the enclosed proxy materials and summarized in the questions and answers on the following pages.

The Board of Trustees considered the following matters, among others, in approving the proposals:

| | Each Acquiring Fund's total expenses are lower. As a result, shareholders may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay. Consolidating your fund's assets with a similar fund to increase the overall asset base is a logical path for containing the fund's expense ratios going forward.

| | The Trustees believe that the Acquiring Funds are better positioned to generate strong returns because of their ability to choose from a broader range of investment opportunities.

The fund merger proposals have been unanimously approved by each fund's board of trustees, who believe the mergers will benefit you. The enclosed proxy statement contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting.

Your Vote Makes a Difference!

No matter what size your investment may be, your vote is important. Please review the enclosed materials and to complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact your Investment Professional or call a John Hancock Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford
Chairman and Chief Executive Officer


Declaration Variable Annuity, Patriot Variable Annuity and Revolution Variable Annuities are issued by John Hancock Life Insurance Company, or its subsidiary John Hancock Variable Life Insurance Company*, and are distributed by John Hancock Funds, Inc., 101 Huntington Avenue, Boston, MA 02199-7603, or Signator Investors Inc., 200 Clarendon Street, Boston, MA 02117.
*Not licensed in New York.

                                       Q&A
                                       ---

Q. What are the changes being proposed?

A. Generally, these proposals focus on merging funds into similar funds, which have significantly larger assets and offer a greater opportunity for future growth.

Specifically, the trustees of your fund(s) are proposing the following mergers:

----------------- --------------------------------------------------------------
                  Acquired Fund             Acquiring Fund
----------------- --------------------------------------------------------------
Proposal 1        V.A. High Yield Bond Fund V.A. Strategic Income Fund
----------------- --------------------------------------------------------------
Proposal 2        V.A. Regional Bank Fund   V.A. Financial Industries Fund
----------------- --------------------------------------------------------------

Q. Will this change affect the number of units I currently have? Will there be any tax implications?

A. No. There will be no impact on the number of units you have invested in your variable annuity and there are no tax implications (no Form 1099R will be generated)

Q. Will the transfer count towards the 12 free transfers allowed per contract year?

A. No, the merger transfer will be free and it will not count toward your allowable 12 free transfers per year.

Q. What if I do not want to have any units of the acquired fund transferred to the proposed acquiring fund?

A. Prior to the merger, you may contact an Annuity Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. - 8:00 P.M. Eastern Time and request a transfer to another investment option or Fixed Account (if available in your state). Please consult your Investment Professional prior to reallocating your assets.

Q. How do I vote?

A. Follow two simple steps:
STEP 1: First, read the sections of the proxy statement that apply to your fund(s). STEP 2: Finally, complete the enclosed voting card for each of your funds and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q. Does my vote make a difference?

A. Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The Board voted unanimously to recommend these changes for your fund(s), and your approval is needed to implement the changes.

                     JOHN HANCOCK V.A. HIGH YIELD BOND FUND
                      JOHN HANCOCK V.A. REGIONAL BANK FUND
      (each a "Fund", and each a series of John Hancock Declaration Trust)
                              101 Huntington Avenue
                                Boston, MA 02199

                        NOTICE OF MEETING OF SHAREHOLDERS
                         SCHEDULED FOR DECEMBER 5, 2001

This is the formal agenda for each fund's shareholder meeting. It tells you, as contract owners, and the insurance companies that are the owners of the funds' shares, what matters will be voted on and the time and place of the meeting. The insurance companies will vote their fund shares as instructed by their contract or certificate owners, who are also referred to in the proxy materials as "shareholders" for this limited purpose.

To the shareholders of the funds:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") and John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund"). Under this Agreement, V.A. High Yield Bond Fund would transfer all of its assets to V.A. Strategic Income Fund in exchange for shares of V.A. Strategic Income Fund. These shares would be distributed proportionately to the shareholders of V.A. High Yield Bond Fund. V.A. Strategic Income Fund would also assume V.A. High Yield Bond Fund's liabilities. V.A. High Yield Bond Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund") and John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund"). Under this Agreement, V.A. Regional Bank Fund would transfer all of its assets to V.A. Financial Industries Fund in exchange for shares of V.A. Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Regional Bank Fund. V.A. Financial Industries Fund would also assume V.A. Regional Bank Fund's liabilities. V.A. Regional Bank Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

3.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on September 20, 2001 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by shareholders.

                                            By order of the Board of Trustees,

                                            Susan S. Newton
                                            Secretary

November 1, 2001

                               PROXY STATEMENT OF
                            V.A. HIGH YIELD BOND FUND
                             V.A. REGIONAL BANK FUND

         (each an "Acquired Fund" or "your fund", and each a series of
                        John Hancock Declaration Trust)

                                 PROSPECTUS FOR
                           V.A. STRATEGIC INCOME FUND
                         V.A. FINANCIAL INDUSTRIES FUND
                 (each an "Acquiring Fund", and each a series of
                         John Hancock Declaration Trust)

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganizations. Please read it carefully and retain it for future reference.

How each Reorganization Will Work

      --------------------------------------------------------------------------
                    Acquired Fund                 Acquiring Fund
      --------------------------------------------------------------------------
      Proposal 1    V.A. High Yield Bond Fund     V.A. Strategic Income Fund
      --------------------------------------------------------------------------
      Proposal 2    V.A. Regional Bank Fund       V.A. Financial Industries Fund
      --------------------------------------------------------------------------

o Each Acquired Fund will transfer all of its assets to the respective Acquiring Fund. Each Acquiring Fund will assume the Acquired Fund's liabilities.

o Each Acquiring Fund will issue shares to the respective Acquired Fund in an amount equal to the value of the Acquired Fund's shares. These shares will be distributed to Acquired Fund shareholders in proportion to their holdings on the reorganization date.

o     The reorganization will be tax-free to shareholders.

o Each Acquired Fund will be liquidated and fund shareholders will become shareholders of the corresponding Acquiring Fund.

Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why each Acquired Fund's Trustees are Recommending the Reorganization

The Acquired Funds' Trustees believe that reorganizing each fund into a larger fund with similar investment policies will enable the shareholders of the funds to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the Trustees recommend that Acquired Fund shareholders vote FOR the reorganization.

-------------------------------------------------------------------------------------------
Where to Get More Information
-------------------------------------------------------------------------------------------
Prospectuses of the Acquired Funds and the       Incorporated by reference into this proxy
Acquiring Funds dated May 1, 2001.               statement and prospectus and summarized in
                                                 Appendices A and B.
-------------------------------------------------------------------------------------------
The Acquired Funds' annual and semiannual        On file with the Securities and Exchange
reports to shareholders.                         Commission ("SEC") and available at no
----------------------------------------------   charge by calling 1-800-824-0335.
The Acquiring Funds' annual and semiannual       Incorporated by reference into this proxy
reports to shareholders.                         statement and prospectus.
-------------------------------------------------------------------------------------------
A statement of additional information dated
November 1, 2001. It contains additional
information about the Acquired Funds and the
Acquiring Funds.
-------------------------------------------------------------------------------------------
To ask questions about this proxy statement      Call our toll-free telephone
and prospectus.                                  number: 1-800-824-0335.
-------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is November 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page

INTRODUCTION............................................................     4
PROPOSAL 1 - V.A. HIGH YIELD BOND FUND..................................     5
  Summary...............................................................     5
  Investment Risks......................................................    10
  Proposal to Approve the Agreement and Plan of Reorganization..........    11
PROPOSAL 2 - V.A. REGIONAL BANK FUND....................................    13
  Summary...............................................................    13
  Investment Risks......................................................    18
  Proposal to Approve the Agreement and Plan of Reorganization..........    18
FURTHER INFORMATION ON EACH REORGANIZATION..............................    20
CAPITALIZATION..........................................................    21
ADDITIONAL INFORMATION ABOUT
  THE FUNDS' BUSINESSES.................................................    22
BOARDS' EVALUATION AND RECOMMENDATION ..................................    22
VOTING RIGHTS AND REQUIRED VOTE ........................................    22
INFORMATION CONCERNING THE MEETING......................................    23
OWNERSHIP OF SHARES OF THE FUNDS........................................    25
EXPERTS.................................................................    25
AVAILABLE INFORMATION...................................................    25
EXHIBIT A - Form of Agreement and Plan of Reorganization................    26

                                   APPENDICES

A.       BASIC INFORMATION ABOUT THE FUNDS (attached to this document).
B. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: DECEMBER 31, 2000 (attached to this document).

                                  INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Funds' Board of Trustees to solicit proxies to be voted at a special meeting of the Acquired Funds' shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Funds.

Who is Eligible to Vote?

Shareholders of record on September 20, 2001 (record date) are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. As of the record date, the insurance companies, on behalf of the separate accounts, were shareholders of record of the Acquired Funds. The insurance companies will vote shares of the Acquired Funds held by them in accordance with voting instructions received from contract owners for whose accounts the shares are held. The enclosed voting instruction card will be used by the insurance companies to receive voting instructions from contract owners. The notice of meeting, the proxy card (voting instruction card), the proxy statement and prospectus are being mailed to the insurance companies and contract owners on or about November 1, 2001.

Summary of each Proposal

For each proposal, this proxy statement and prospectus includes a summary of more complete information appearing later in the proxy statement. Please read the entire proxy statement and Exhibit A, as well as Appendices A and B, because they contain details that are not in the summary. You can obtain information about rights of a holder of a variable contract from your Annuity Prospectus.

                                   PROPOSAL 1
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN V.A. HIGH YIELD BOND FUND AND V.A. STRATEGIC INCOME FUND

A proposal to approve an Agreement and Plan of Reorganization between V.A. High Yield Bond Fund and V.A. Strategic Income Fund. Under this Agreement, V.A. High Yield Bond Fund would transfer all of its assets to V.A. Strategic Income Fund in exchange for shares of V.A. Strategic Income Fund. These shares would be distributed proportionately to the shareholders of V.A. High Yield Bond Fund. V.A. Strategic Income Fund would also assume V.A. High Yield Bond Fund's liabilities. V.A. High Yield Bond Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. High Yield Bond Fund to V.A. Strategic Income Fund

-------------------------------------------------------------------------------------------------------------------
                                  V.A. High Yield Bond Fund                V.A. Strategic Income Fund
-------------------------------------------------------------------------------------------------------------------
Business:                         Each fund is a diversified series of John Hancock Declaration Trust. The trust is an open-end investment company organized as a Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of June 30, 2001:   $6.13 million.                           $52.81 million.
-------------------------------------------------------------------------------------------------------------------
Investment adviser and            Investment Adviser:                      Investment Adviser:
portfolio managers:               John Hancock Advisers, Inc.              John Hancock Advisers, Inc.

                                  Portfolio managers:*                     Portfolio managers:*

                                  Arthur N. Calavritinos, CFA              Frederick L. Cavanaugh, Jr.
                                  -V.P. of adviser                         -Senior V.P. of adviser
                                  -Joined fund team in 1998                -Joined fund team in 1996
                                  -Joined adviser in 1988                  -Joined adviser in 1986
                                  -Began business career in 1986           -Began business career in 1975

                                  Frederick L. Cavanaugh, Jr.              Arthur N. Calavritinos, CFA
                                  -Senior V.P. of adviser                  -V.P. of adviser
                                  -Joined fund team in 1998                -Joined fund team in 1996
                                  -Joined adviser in 1986                  -Joined adviser in 1988
                                  -Began business career in 1975           -Began business career in 1986

                                  Janet L. Clay, CFA                       Janet L. Clay, CFA
                                  -V.P. of adviser                         -V.P. of adviser
                                  -Joined fund team in 1998                -Joined fund team in 1998
                                  -Joined adviser in 1995                  -Joined adviser in 1995
                                  -Began business career in 1990           -Began business career in 1990

                                                                           Daniel S. Janis
                                                                           -Second V.P. of adviser
                                                                           -Joined fund team in 1999
                                                                           -Joined adviser in 1999
                                                                           -Began business career in 1984
                                  ---------------------------------------------------------------------------------
                                  *Although each portfolio manager is primarily responsible for the day-to-day management of both funds' portfolios, Mr. Calavritinos is the team leader for
                                  V.A. High Yield Bond Fund and Mr. Cavanaugh is the team leader for V.A.
                                  Strategic Income Fund.
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                        V.A. High Yield Bond Fund                    V.A. Strategic Income Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:   The fund seeks to maximize current income    The fund seeks a high level of current
                        without assuming undue risk.  Capital        income. This objective can be changed
                        appreciation is a secondary goal.  This      without shareholder approval.
                        objective can be changed without
                        shareholder approval.

----------------------- -------------------------------------------- -------------------------------------------
Primary investments:    The fund normally invests at least 65% of    The fund invests primarily in:
                        assets in U.S. and foreign bonds rated       o   Foreign government and
                        BBB/Baa or lower and their unrated               corporate debt securities from
                        equivalents.  The fund may invest up to          developed and emerging markets;
                        30% of assets in junk bonds rated CC/Ca      o   U.S. Government and agency
                        and their unrated equivalents.                   securities; and
                                                                     o   U.S. junk bonds rated as low as
                                                                         CC/Ca and their unrated equivalents.

                                                                     The fund normally invests in all
                                                                     three categories. However, the
                                                                     managers may invest up to 100% of
                                                                     assets in any one category.
----------------------- -------------------------------------------- -------------------------------------------
Junk bonds:             The fund may invest without limit in junk    The fund may invest without limit in junk
                        bonds. The fund may invest up to 30% of      bonds rated as low as CC/Ca and their
                        assets in junk bonds rated CC/Ca and their   unrated equivalents.
                        unrated equivalents.
----------------------- -------------------------------------------- -------------------------------------------
Foreign debt            The fund may invest in foreign debt          The fund may invest in foreign debt
securities:             securities without any percentage limit.     securities without any percentage limit.
                                                                     The fund limits its investments in
                                                                     government securities of any one
                                                                     country to 25% of total assets.
----------------------- -------------------------------------------- -------------------------------------------
Equity securities:      The fund may invest up to 20% of net         The fund may invest up to 10% of net
                        assets in U.S. and foreign equity            assets in U.S. and foreign equity
                        securities.                                  securities.
----------------------- ----------------------------------------------------------------------------------------
Average maturity:       There is no limit on either fund's average maturity.
----------------------- ----------------------------------------------------------------------------------------
Illiquid securities:    The fund may invest up to 15% of net assets in illiquid
securities.
----------------------- ----------------------------------------------------------------------------------------
Diversification:        The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
----------------------- -------------------------------------------- -------------------------------------------
Industry                The fund may invest up to 40% of assets in   The fund may not invest more than 25% of
Concentration:          electric utilities and telecommunications    assets in securities of issuers in any
                        companies.                                   one industry.
----------------------- ----------------------------------------------------------------------------------------
Derivatives:            The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).
----------------------- ------------------------------------------- --------------------------------------------
Temporary defensive     In abnormal market conditions, the fund     In abnormal market conditions, the fund
positions:              may temporarily invest more than 35% of     may temporarily invest extensively in
                        assets in investment-grade short-term       investment-grade short-term securities.
                        securities.  In these and other cases,      In these and other cases, the fund might
                        the fund might not achieve its goal.        not achieve its goal.
----------------------- ------------------------------------------- --------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. High Yield Bond Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases
(as a percentage of offering price)                               0.00%
Maximum sales charge imposed on
reinvested dividends                                               none
Maximum deferred sales charge                                      none
Redemption fee                                                     none
Exchange fee                                                       none

Annual fund operating expenses
(as a % of average net assets)
Management fee                                                    0.60%
Other expenses                                                    0.57%
Total fund operating expenses                                     1.17%
Expense reimbursement (1)                                         0.32%
Actual operating expenses                                         0.85%

Example
                                              Year 1   Year 3   Year 5   Year 10

At end of period                                 $87     $271     $471     $1049

(1) V.A. High Yield Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 5/1/02.

V.A. Strategic Income Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                         0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                         none
      Maximum deferred sales charge                                none
      Redemption fee                                               none
      Exchange fee                                                 none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                              0.60%
      Other expenses                                              0.11%
      Total fund operating expenses                               0.71%
      Expense reimbursement (1)                                   0.00%
      Actual operating expenses                                   0.71%

(1) V.A. Strategic Income Fund's adviser has agreed to limit the Fund's expenses, excluding management fees, to 0.25% until 5/1/02.

Example
                                             Year 1   Year 3   Year 5   Year 10

      At end of period                          $73     $228     $397      $888

Pro Forma Expense Table

The following expense table shows the pro forma expenses of V.A. Strategic Income Fund assuming that a reorganization with V.A. High Yield Bond Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. V.A. Strategic Income Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serves as an investment vehicle. The pro forma example is for comparison purposes only and is not a representation of V.A. Strategic Income Fund's actual expenses or returns, either past or future.

V.A. Strategic Income Fund (PRO FORMA)
(Assuming reorganization with V.A. High Yield Bond Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                         0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                         none
      Maximum deferred sales charge                                none
      Redemption fee                                               none
      Exchange fee                                                 none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                              0.60%
      Other expenses                                              0.11%
      Total fund operating expenses                               0.71%
      Expense reimbursement (1)                                   0.00%
      Actual operating expenses                                   0.71%

Pro Forma Example

                                              Year 1   Year 3   Year 5   Year 10

      At end of period                           $73     $228     $397      $888

(1) V.A. Strategic Income Fund's adviser has agreed to limit the Fund's expenses, excluding management fees, to 0.25% until 5/1/02.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. High Yield Bond Fund will transfer all of its assets to V.A. Strategic Income Fund. V.A. Strategic Income Fund will assume V.A. High Yield Bond Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o V.A. Strategic Income Fund will issue to V.A. High Yield Bond Fund shares in an amount equal to the aggregate net asset value of V.A. High Yield Bond Fund's shares. These shares will be distributed immediately to V.A. High Yield Bond Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. High Yield Bond Fund will end up as shareholders of V.A. Strategic Income Fund.

      o After the reorganization is over, V.A. High Yield Bond Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.

The following diagram shows how the reorganization would be carried out.

      V. A. High Yield Bond           V. A. High Yield Bond Fund          V.A. Strategic Income
      Fund transfers assets               assets and liabilities          Fund receives assets
      and liabilities to V.A.             ----------->----------          and assumes liabilities
      Strategic Income                                                    of V.A. High Yield Bond
      Fund                                                                Fund

      Shareholders                        -----------<----------          Issues Shares

            V.A. High Yield Bond Fund receives V.A. Strategic Income Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. High Yield Bond Fund--0.60% and V.A. Strategic Income Fund 0.60%. V.A. Strategic Income Fund's management fee rate of 0.60% and its pro forma management fee rate of 0.60% are the same as V.A. High Yield Bond Fund's management fee rate of 0.60%. V.A. High Yield Bond Fund's gross total annual operating expenses of 1.17% are substantially higher than those of V.A. Strategic Income Fund which are 0.71%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. High Yield Bond Fund's total annual operating expenses (0.85%) are higher than those of V.A. Strategic Income Fund (0.71%). After the reorganization, V.A. Strategic Income Fund's pro forma total annual operating expenses (0.71%) are less than those of V.A. High Yield Bond Fund's gross total annual operating expenses (1.17%) and net total annual operating expenses (0.85%).

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

----------------------------------------------------------------------------------------------------------------------
                                V.A. High Yield Bond Fund                 V.A. Strategic Income Fund
----------------------------------------------------------------------------------------------------------------------
Interest rate risk              When interest rates rise, bond prices usually fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
------------------------------- --------------------------------------------------------------------------------------------
Prepayment (call) and           If interest rate movements cause the fund's mortgage-related and callable securities to be
extension risks                 paid off earlier or later than expected, the fund's share price or yield could be hurt.
------------------------------- --------------------------------------------------------------------------------------------
Credit risk                     Credit risk depends largely on the perceived financial health of bond issuers. The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations. In general, lower-rated bonds involve more credit risk.
------------------------------- --------------------------------------------------------------------------------------------
Other junk bond risks           Junk bond prices can fall on bad news about the economy, an industry or a company.
------------------------------- ---------------------------------------------- ---------------------------------------------
Volatility risk                 The fund's share price, yield and total        The fund's risk profile depends on its
                                return may fluctuate more than with less       sector allocation.  Fluctuations in the
                                aggressive bond funds.                         fund's share price, yield and total return
                                                                               are expected to be above average for bond
                                                                               funds.
------------------------------- ---------------------------------------------- ---------------------------------------------
Government securities market    Not applicable because the fund does not       A fall in worldwide demand for U.S.
risk                            ordinarily focus on U.S. government            government securities could lower the
                                securities.                                    prices of these securities.
------------------------------- ---------------------------------------------- ---------------------------------------------
Industry concentration risk     If the fund concentrates in                    Not applicable because the fund does not
                                telecommunications or electric utilities,      usually concentrate in particular
                                its performance would be tied more closely     industries.
                                to those industries and could be
                                worse than that of the overall bond market.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially inaccurate financial information and social or political instability. Unfavorable foreign currency exchange rates could reduce the value of bonds denominated in foreign currencies. The prices of foreign bonds may also be more volatile and more sensitive to adverse economic developments occuring outside the U.S. These risks are more severe in emerging markets.
------------------------------- --------------------------------------------------------------------------------------------
Stock market risk               Stock investments may go down in value due to stock market movements or negative company or industry events.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Liquidity and valuation risks   In a down or unstable market, the fund's investments could become harder to value accurately or to sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- --------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. High Yield Bond Fund will transfer all of its assets to V.A. Strategic Income Fund and V.A. Strategic Income Fund will assume all of V.A. High Yield Bond Fund's liabilities. This will result in the addition of V.A. High Yield Bond Fund's assets to V.A. Strategic Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o V.A. Strategic Income Fund will issue to V.A. High Yield Bond Fund shares in an amount equal to the aggregate net asset value of V.A. High Yield Bond Fund's shares. As part of the liquidation of V.A. High Yield Bond Fund, these shares will be distributed immediately to shareholders of record of V.A. High Yield Bond Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. High Yield Bond Fund will end up as shareholders of V.A. Strategic Income Fund.

      o After the reorganization is over, the existence of V.A. High Yield Bond Fund will be terminated.

Reasons for the Proposed Reorganization.

The Board of Trustees of V.A. High Yield Bond Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. High Yield Bond Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. High Yield Bond Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. V.A. Strategic Income Fund has a larger asset size than V.A. High Yield Bond Fund and may invest in a broader range of securities. Furthermore, V.A. High Yield Bond Fund's small size makes it difficult to manage in a cost effective manner because of the volatility of these bonds and the resulting trading costs.

Third, V.A. Strategic Income Fund shares have performed better than V.A. High Yield Bond Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that V.A. Strategic Income Fund is better positioned than V.A. High Yield Bond Fund to continue to generate strong returns because of its greater flexibility to choose from among a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. High Yield Bond Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, V.A. Strategic Income Fund's total expenses are lower than V.A. High Yield Bond Fund's total expenses. As a result of the reorganization, shareholders of V.A. High Yield Bond Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they pay each month.

The Trustees believe that V.A. Strategic Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although V.A. Strategic Income Fund is a larger fund than V.A. High Yield Bond Fund, the Trustees believe that the addition of V.A. High Yield Bond Fund's assets may add to the diversification of V.A. Strategic Income Fund's overall portfolio and therefore provide an economic benefit to V.A. Strategic Income Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. High Yield Bond Fund is the same as the rate paid by V.A. Strategic Income Fund. V.A. Strategic Income Fund's management fee rate of 0.60% and its pro forma management fee rate of 0.60% are the same as V.A. High Yield Bond Fund's management fee rate of 0.60%.

V.A. High Yield Bond Fund's gross total annual operating expenses of 1.17% are substantially higher that those of V.A. Strategic Income Fund, which are 0.71%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. High Yield Bond Fund's total annual operating expenses (0.85%) are higher than those of V.A. Strategic Income Fund (0.71%). After the reorganization, V.A. Strategic Income Fund's pro forma total annual operating expenses (0.71) are less than those of V.A. High Yield Bond Fund's gross total annual operating expenses (1.17%) and net total annual operating expenses (0.85%).

V.A. High Yield Bond Fund has not increased its asset size. The Trustees do not believe, given V.A. High Yield Bond Fund's current size and historical growth rate, that V.A. High Yield Bond Fund will grow to an asset size that would allow V.A. High Yield Bond Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. High Yield Bond Fund will reach an asset size which will allow V.A. High Yield Bond Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. High Yield Bond Fund and V.A. Strategic Income Fund.

                                   PROPOSAL 2
            APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
                    JOHN HANCOCK V.A. REGIONAL BANK FUND AND
                   JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND

A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Regional Bank Fund and John Hancock V.A. Financial Industries Fund. Under this Agreement, V.A. Regional Bank Fund would transfer all of its assets to V.A. Financial Industries Fund in exchange for shares of V.A. Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Regional Bank Fund. V.A. Financial Industries Fund would also assume V.A. Regional Bank Fund's liabilities. V.A. Regional Bank Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

                                    SUMMARY

Comparison of V.A. Regional Bank Fund to V.A. Financial Industries Fund

-------------------------------------------------------------------------------------------------------------------
                                      V.A. Regional Bank Fund                 V.A. Financial Industries Fund
-------------------------------------------------------------------------------------------------------------------
Business:                     Each fund is a diversified series of John Hancock Declaration Trust.  The trust is an open-end investment company organized as a Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------
Net assets as of June 30,     $11.19 million.                           $82.0 million.
2001:
-------------------------------------------------------------------------------------------------------------------
Investment adviser and        Investment adviser:                       Investment adviser:
portfolio managers:           John Hancock Advisers, Inc.               John Hancock Advisers, Inc.

                              Portfolio managers:                       Portfolio managers:

                              James K. Schmidt, CFA                     James K. Schmidt, CFA
                              -Executive V.P. of adviser                -Executive V.P. of adviser
                              -Joined fund team in 1998                 -Joined fund team in 1997
                              -Joined adviser in 1985                   -Joined adviser in 1985
                              -Began business career in 1979            -Began business career in 1979

                              Thomas M. Finucane                        Thomas M. Finucane
                              -V.P. of adviser                          -V.P. of adviser
                              -Joined fund team in 1998                 -Joined fund team in 1997
                              -Joined adviser in 1990                   -Joined adviser in 1990
                              -Began business career in 1983            -Began business career in 1983

                              Thomas C. Goggins                         Thomas C. Goggins
                              -Senior V.P. of adviser                   -Senior V.P. of adviser
                              -Joined fund team in 1998                 -Joined fund team in 1998
                              -Joined adviser in 1995                   -Joined adviser in 1995
                              -Began business career in 1981            -Began business career in 1981
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                 V.A. Regional Bank Fund                  V.A. Financial Industries Fund
----------------------------------------------------------------------------------------------------------------
Investment objective:   The fund seeks long-term capital           The fund seeks capital appreciation. This
                        appreciation.  This objective can be       objective can be changed without
                        changed without shareholder approval.      shareholder approval.


----------------------  ------------------------------------------ ---------------------------------------------
Primary investments:    The fund invests at least 65% of assets    The fund invests at least 65% of assets in
                        in stocks of regional banks and lending    stocks of U.S. and foreign financial
                        companies, including commercial and        services companies of any size.  These
                        industrial banks, savings and loan         companies include banks, thrifts, finance
                        associations and bank holding              companies, brokerage and advisory firms,
                        companies.  Typically, these companies     real estate-related firms, insurance
                        provide full-service banking, have         companies and financial holding companies.
                        primarily domestic assets and are based
                        outside money centers such as New York
                        City and Chigaco.
----------------------  ------------------------------------------- --------------------------------------------
Other Investments:      The fund may invest in other U.S. and       The fund may invest in U.S. and foreign
                        foreign financial services companies,       bonds, including up to 5% of net assets in
                        such as lending companies and money         junk bonds (those rated below BBB/Baa and
                        center banks.  The fund may invest up to    their unrated equivalents).
                        5% of net assets in stocks of companies
                        outside of the financial services sector
                        and up to 5% of net assets in junk bonds
                        (those rated below BBB/Baa and their
                        unrated equivalents).
----------------------  ----------------------------------------------------------------------------------------
Short-term              The fund may invest up to 15% of net assets in investment-grade short-term securities.
securities:
----------------------  ----------------------------------------------------------------------------------------
Foreign securities:     The fund may invest in foreign securities, including foreign-denominated securities and sponsored and unsponsored depositary receipts.
----------------------  ----------------------------------------------------------------------------------------
Diversification:        The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
----------------------  ----------------------------------------------------------------------------------------
Derivatives:            The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).
----------------------  -------------------------------------------- -------------------------------------------
Temporary defensive     In abnormal market conditions, the fund      In abnormal market conditions, the fund
positions:              may temporarily invest up to 80% of assets   may temporarily invest up to 80% of
                        in investment-grade short-term               assets in investment-grade short-term
                        securities.  In these and other cases, the   securities.  In these and other cases,
                        fund might not achieve its goal.             the fund might not achieve its goal.
----------------------  -------------------------------------------- -------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Regional Bank Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                         0.00%
      Maximum sales charge imposed on
      reinvested dividends                                         none
      Maximum deferred sales charge                                none
      Redemption fee                                               none
      Exchange fee                                                 none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                              0.80%
      Other expenses                                              0.22%
      Total fund operating expenses                               1.02%
      Expense reimbursement (1)                                   0.00%
      Actual operating expenses                                   1.02%

Example
                                       Year 1    Year 3     Year 5       Year 10

      At end of period                   $104      $326       $565         $1252

(1) V.A. Regional Bank Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 5/1/02.

V.A. Financial Industries Fund

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                         0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                         none
      Maximum deferred sales charge                                none
      Redemption fee                                               none
      Exchange fee                                                 none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                              0.80%
      Other expenses                                              0.12%
      Total fund operating expenses                               0.92%
      Expense reimbursement (1)                                   0.00%
      Actual operating expenses                                   0.92%

(1) V.A. Financial Industries Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 5/1/02.

Example
                                      Year 1     Year 3     Year 5       Year 10

      At end of period                   $94       $293       $509         $1131

Pro Forma Expense Table

The following expense table shows the pro forma expenses of V.A. Financial Industries Fund assuming that a reorganization with V.A. Regional Bank Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. V.A. Financial Industries Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle. The pro forma example is for comparison purposes only and is not a representation of V.A. Financial Industries Fund's actual expenses or returns, either past or future.

V.A. Financial Industries Fund (PRO FORMA)
(Assuming reorganization with V.A. Regional Bank Fund)

      Shareholder transaction expenses
      Maximum sales charge imposed on purchases
      (as a percentage of offering price)                         0.00%
      Maximum sales charge imposed on
      Reinvested dividends                                         none
      Maximum deferred sales charge                                none
      Redemption fee                                               none
      Exchange fee                                                 none

      Annual fund operating expenses
      (as a % of average net assets)
      Management fee                                              0.80%
      Other expenses                                              0.12%
      Total fund operating expenses                               0.92%
      Expense reimbursement (1)                                   0.00%
      Actual operating expenses                                   0.92%

Pro Forma Example

                                      Year 1     Year 3     Year 5       Year 10

      At end of period                   $94       $293       $509         $1131

(1) V.A. Financial Industries Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 5/1/02.

The Reorganization

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. Regional Bank Fund will transfer all of its assets to V.A. Financial Industries Fund. V.A. Financial Industries Fund will assume V.A. Regional Bank Fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o V.A. Financial Industries Fund will issue to V.A. Regional Bank Fund shares in an amount equal to the aggregate net asset value of V.A. Regional Bank Fund's shares. These shares will be distributed immediately to V.A. Regional Bank Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Regional Bank Fund will end up as shareholders of V.A. Financial Industries Fund.

      o After the reorganization is over, V.A. Regional Bank Fund will be terminated.

      o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.

The following diagram shows how the reorganization would be carried out.

      V. A. Regional Bank            V. A. Regional Bank Fund      V.A. Financial Industries
      Fund transfers assets           assets and liabilities       Fund receives assets
      and liabilities to V.A.        ------------>-----------      and assumes liabilities
      Financial Industries                                         of V.A. Regional Bank
      Fund                                                         Fund

      Shareholders                   ------------<-----------      Issues Shares

            V.A. Regional Bank Fund receives V.A. Financial Industries Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Regional Bank Fund--0.80% and V.A. Financial Industries Fund 0.80%. V.A. Financial Industries Fund's management fee rate of 0.80% and its pro forma management fee rate of 0.80% are the same as V.A. Regional Bank Fund's management fee rate of 0.80%. V.A. Regional Bank Fund's gross total annual operating expenses of 1.02% are substantially higher that those of V.A. Financial Industries Fund which are 0.92%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Regional Bank Fund's total annual operating expenses (1.02%) are higher than those of V.A. Financial Industries Fund (0.92%). After the reorganization, V.A. Financial Industries Fund's pro forma total annual operating expenses (0.92%) are less than those of V.A. Regional Bank Fund's gross total annual operating expenses (1.02%) and net total annual operating expenses (1.02%).

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

--------------------------------------------------------------------------------------------------------------------
                                V.A. Regional Bank Fund                           V.A. Financial Industries Fund
--------------------------------------------------------------------------------------------------------------------
Stock market risk               The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.
------------------------------- --------------------------------------------------------------------------------------------
Sector concentration risk       Because the fund focuses on a single sector of the economy, its performance depends in large part on the performane of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between the borrowing and lending rates available to these banks and companies.
------------------------------- ---------------------------------------------- ---------------------------------------------
Regional bank risk              A decline in a region's economy could hurt     Not applicable because the fund does not
                                the banks in that region.                      usually focus on regional banks.
------------------------------- --------------------------------------------------------------------------------------------
Investment category risk        Stocks of banks and financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
------------------------------- --------------------------------------------------------------------------------------------
Manager risk                    The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------- --------------------------------------------------------------------------------------------
Foreign securities risk         Foreign investments involve additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
------------------------------- --------------------------------------------------------------------------------------------
Bond risk                       The credit rating of any bond in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. Bond prices generally fall when interest rates rise.
                                This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.
------------------------------- --------------------------------------------------------------------------------------------
Derivatives risk                Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------- --------------------------------------------------------------------------------------------
Turnover risk                   In general, the greater the volume of buying and selling by a fund (and the higher its
                                "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------- --------------------------------------------------------------------------------------------

                        PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

                          Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

      o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. Regional Bank Fund will transfer all of its assets to V.A. Financial Industries Fund and V.A. Financial Industries Fund will assume all of V.A. Regional Bank Fund's liabilities. This will result in the addition of V.A. Regional Bank Fund's assets to V.A. Financial Industries Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

      o V.A. Financial Industries Fund will issue to V.A. Regional Bank Fund shares in an amount equal to the aggregate net asset value of V.A. Regional Bank Fund's shares. As part of the liquidation of V.A. Regional Bank Fund, these shares will be distributed immediately to shareholders of record of V.A. Regional Bank Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Regional Bank Fund will end up as shareholders of V.A. Financial Industries Fund.

      o After the reorganization is over, the existence of V.A. Regional Bank Fund will be terminated.

Reasons for the Proposed Reorganization

The Board of Trustees of V.A. Regional Bank Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Regional Bank Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the proposal.

First, V.A. Regional Bank Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. V.A. Financial Industries Fund has a larger asset size than V.A. Regional Bank Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification, making investors less vulnerable to weakness in any single portion of the financial services sector.

Third, V.A. Financial Industries Fund shares have performed better than V.A. Regional Bank Fund over the life of both funds. While past performance cannot predict future results, the Trustees believe that V.A. Financial Industries Fund is better positioned than V.A. Regional Bank Fund to continue to generate strong returns because it has the ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Regional Bank Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, V.A. Financial Industries Fund's total expenses are lower than V.A. Regional Bank Fund's total expenses. As a result of the reorganization, shareholders of V.A. Regional Bank Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they pay each month.

The Trustees believe that V.A. Financial Industries Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although V.A. Financial Industries Fund is a larger fund than V.A. Regional Bank Fund, the Trustees believe that the addition of V.A. Regional Bank Fund's assets may add to the diversification of V.A. Financial Industries Fund's overall portfolio and therefore provide an economic benefit to V.A. Financial Industries Fund and its shareholders.

The Boards of Trustees of both funds also considered that the adviser will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The Trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Regional Bank Fund is the same as the rate paid by V.A. Financial Industries Fund. V.A. Financial Industries Fund's management fee rate of 0.80% and its pro forma management fee rate of 0.80% are the same as V.A. Regional Bank Fund's management fee rate of 0.80%.

V.A. Regional Bank Fund's gross total annual operating expenses of 1.02% are substantially higher that those of V.A. Financial Industries Fund, which are 0.92%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Regional Bank Fund's total annual operating expenses (1.02%) are higher than those of V.A. Financial Industries Fund (0.92%). After the reorganization, V.A. Financial Industries Fund's pro forma total annual operating expenses (0.92%) are less than those of V.A. Regional Bank Fund's gross total annual operating expenses (1.02%) and net total annual operating expenses (1.02%).

V.A. Regional Bank Fund has not increased its asset size. The Trustees do not believe, given V.A. Regional Bank Fund's current size and historical growth rate, that V.A. Regional Bank Fund will grow to an asset size that would allow V.A. Regional Bank Fund to realize the benefits of economies of scale, including better control over expenses. The Trustees also do not believe that V.A. Regional Bank Fund will reach an asset size which will allow V.A. Regional Bank Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Regional Bank Fund and V.A. Financial Industries Fund.

                   FURTHER INFORMATION ON EACH REORGANIZATION

Tax Status of Each Reorganization

Each reorganization will be tax-free for federal income tax purposes and will not take place unless both funds in each respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Funds, substantially to the effect that:

      o The reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

      o No gain or loss will be recognized by each Acquired Fund upon (1) the transfer of all of its assets to the respective Acquiring Fund as described above or (2) the distribution by each Acquired Fund of Acquiring Fund shares to Acquired Fund shareholders;

      o No gain or loss will be recognized by each Acquiring Fund upon the receipt of each respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares and the assumption of all of Acquired Fund liabilities by each respective Acquiring Fund;

      o The basis of the assets of each Acquired Fund acquired by each respective Acquiring Fund will be the same as the basis of those assets in the hands of each respective Acquired Fund immediately before the transfer;

      o The tax holding period of the assets of each Acquired Fund in the hands of each respective Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

      o The shareholders of each Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Funds solely for Acquiring Fund shares as part of the reorganization;

      o The basis of Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of each Acquired Fund surrendered in exchange; and

      o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.

Additional Terms of each Agreement and Plan of Reorganization

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the respective Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of each Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including each respective Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired Fund and Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Agreement, paragraph 8).

Termination of Agreement. The Board of Trustees of each respective Acquired Fund or Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, Inc. will pay all the expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. The expenses for each fund are estimated to be approximately $23,250 for V.A. Regional Bank Fund, $15,750 for V.A. Financial Industries Fund, $17,250 for V.A. High Yield Bond Fund, and $13,750 for V.A. Strategic Income Fund.

                                 CAPITALIZATION

The following table sets forth the capitalization of each fund as of June 30, 2001, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between June 30, 2001 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

It is impossible to predict how many shares of each Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The table should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

If the reorganization of your fund had taken place on June 30, 2001

--------------------------------------------------------------------------------------------------------
                                     V.A. High Yield         V.A. Strategic            Pro Forma
                                        Bond Fund             Income Fund
                                          Bond
--------------------------------------------------------------------------------------------------------
          Net Assets                  $6.28 million          $52.84 million          $59.12 million
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share              $6.45                   $8.73                  $8.73
--------------------------------------------------------------------------------------------------------
      Shares Outstanding              0.97 million            6.05 million            6.77 million
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 0.738 V.A. Strategic Income Fund shares being issued for each share of V.A. High Yield Bond Fund.

--------------------------------------------------------------------------------------------------------
                                   V.A. Regional Bank         V.A. Financial           Pro Forma
                                          Fund               Industries Fund
--------------------------------------------------------------------------------------------------------
          Net Assets                 $11.89 million          $81.99 million          $93.88 million
--------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share             $10.61                  $16.59                  $16.59
--------------------------------------------------------------------------------------------------------
      Shares Outstanding              1.12 million            4.94 million            5.66 million
--------------------------------------------------------------------------------------------------------

The table reflects pro forma exchange ratios of approximately 0.640 V.A. Financial Industries Fund shares being issued for each share of V.A. Regional Bank Fund.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

------------------------------------------------------------------------------------------
           Type of Information              Headings in Prospectus for each Acquired Fund
                                                       and each Acquiring Fund
------------------------------------------------------------------------------------------
Investment objective and policies                        Goal and Strategy
------------------------------------------------------------------------------------------
Portfolio Management                                     Portfolio Management
------------------------------------------------------------------------------------------
Expenses                                                 Financial Highlights
------------------------------------------------------------------------------------------
Custodian                                                Business Structure
------------------------------------------------------------------------------------------
Dividends, distributions and taxes                       Dividends and Taxes
------------------------------------------------------------------------------------------

                      BOARDS' EVALUATION AND RECOMMENDATION

With respect to each reorganization, for the reasons described above, the Board of Trustees of each Acquired Fund, including the Trustees who are not "interested persons" of either fund or the adviser ("independent trustees"), approved the reorganization. In particular, the Trustees determined that the reorganization was in the best interests of each Acquired Fund and that the interests of each Acquired Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the Board of Trustees of each Acquiring Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of each Acquiring Fund and that the interests of the Acquiring Funds' shareholders would not be diluted as a result of the reorganization.

--------------------------------------------------------------------------------
              The trustees of each Acquired Fund recommend that the
                     shareholders vote for each proposal to
                approve the agreement and plan of reorganization.
--------------------------------------------------------------------------------

                         VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of an Acquired Fund means the vote of the lesser of

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2)   more than 50% of the outstanding shares of the fund.

Shares of each Acquired Fund represented in person or by proxy, including shares that abstain or do not vote with respect to the proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against the proposal.

If the required approval of shareholders is not obtained, an Acquired Fund will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

                       INFORMATION CONCERNING THE MEETING

Voting at the Meeting

Contract owners use the voting instruction card as a ballot to give the insurance company voting instructions for those shares attributable to the variable contract as of the record date. When the contract owner completes the voting instruction card and sends it to the insurance company, the insurance company votes its proxy in accordance with the contract owner's instructions. If the contract owner completes and signs the voting instruction card, the shares attributable to the variable contract will be voted as instructed. If the contract owner merely signs and returns the card, the life insurance company will vote those shares in favor of the proposal. If the contract owner does not return the card, the life insurance company will vote those shares in the same proportion as shares for which instructions were received from other contract owners.

Shares of each Acquired Fund which are not attributable to variable contracts will be represented and voted by one of the insurance companies in the same proportion as the voting instructions received from contract owners. These shares include shares purchased with contributions made as seed capital to the fund by the adviser.

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of the Acquired Funds and by personnel of the Acquired Funds' investment adviser, John Hancock Advisers, Inc. and its transfer agent, John Hancock Annuity Servicing Office. The Annuity Servicing Office, has agreed to provide proxy solicitation services to each Acquired.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

      o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock Annuity Servicing Office, 529 Main Street, Charlestown, Massachusetts 02129, or

      o By returning a duly executed proxy with a later date before the time of the meeting, or

      o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of the respective Acquired Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Contract owners may revoke their voting instructions at any time before the proxy is voted by the life insurance company by following the procedure outlined above for revoking proxies.

Outstanding Shares and Quorum

As of September 20, 2001 (record date), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:

        ----------------------------------------------------------------
            FUND SHARES                             OUTSTANDING
        ----------------------------------------------------------------
            V.A. High Yield Bond
        ----------------------------------------------------------------
            V.A. Regional Bank
        ----------------------------------------------------------------

Only shareholders of record on September 20, 2001 (the "record date") are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Funds' Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.


Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

                        OWNERSHIP OF SHARES OF THE FUNDS

As of September 20, 2001, the following companies owned of record or on behalf of certain separate accounts, more than 5% of the funds' outstanding shares, as noted on the table below: John Hancock Life Insurance Company ("JHLICO"), 200 Clarendon Street, Boston, Massachusetts 02117; John Hancock Variable Life Insurance Company ("JHVLICO"), 197 Clarendon Street, Boston, Massachusetts, 02117.

--------------------------------------------------------------------------------
              Name                   Number of Shares      Percentage of Fund
--------------------------------------------------------------------------------
    V.A. High Yield Bond Fund
--------------------------------------------------------------------------------
             JHLICO                                                 %
--------------------------------------------------------------------------------
             JHVLICO                                                %
--------------------------------------------------------------------------------
   V.A. Strategic Income Fund
--------------------------------------------------------------------------------
             JHLICO                                                 %
--------------------------------------------------------------------------------
             JHVLICO                                                %
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     V.A. Regional Bank Fund
--------------------------------------------------------------------------------
             JHLICO                                                 %
--------------------------------------------------------------------------------
             JHVLICO                                                %
--------------------------------------------------------------------------------
   V.A. Financial Industries Fund
--------------------------------------------------------------------------------
             JHLICO                                                 %
--------------------------------------------------------------------------------
             JHVLICO                                                %
--------------------------------------------------------------------------------

However, these companies, on behalf of the separate accounts, will vote their Fund shares only in accordance with voting instructions received from the contract or certificate owners. For this reason, the companies do not exercise control over the funds by virtue of their record ownership of funds shares.

                                     EXPERTS

The financial statements and the financial highlights of each fund as of December 31, 2000 and for the periods then ended and the unaudited financial statements and financial highlights of each fund as of June 30, 2001 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights as of December 31, 2000 have been independently audited by Ernst & Young LLP as stated in their report appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their report given on their authority as experts in accounting and auditing.

                              AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). For access to the Washington D.C. Reference Room, call (202) 942-8090. Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (duplicating fee required). In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at (http://www.sec.gov), SEC file number 811-07437.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 13th day of September, 2001, by and between ___________________________________ (the
"Acquiring Fund") and ___________________________________ (the "Acquired Fund"),
each a series of John Hancock Declaration Trust, a Massachusetts business trust (the "Trust"), with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 5.5 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership shares of beneficial interest of the Acquired Fund, as of the close of business on December 14, 2001 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph
       2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph
       3.1 hereof (the "Closing"). All computations with respect to both Funds shall be provided by Investors Bank & Trust Company (the "Custodian"), as custodian and pricing agent for both Funds.

1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement whether or not these transactions are consummated.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Acquiring Fund's Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Acquired Fund's Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3.   CLOSING AND CLOSING DATE

3.1 The Closing Date shall be December 14, 2001 or such other date on or before June 30, 2002 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund's Custodian for examination no later than five business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian recording the transfer of beneficial ownership on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before June 30, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of notice to the other party.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

4.1 The Trust on behalf of each Fund represents, warrants and covenants as follows:

    (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor either Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

    (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. Each Fund is a diversified series of the Trust;

    (c) The Trust and each Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or either Fund is a party or by which it is bound;

    (d) Except as otherwise disclosed in writing and accepted by either Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or either Fund or any of either Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor either Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects either Fund's business or its ability to consummate these transactions;

    (e) Neither fund has any material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the respective Fund at or prior to the Closing Date;

    (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2000 and the related statement of operations as well as the Acquired Fund's unaudited statements dated June 30, 2001 (copies of which have been furnished to the Acquiring Fund) present fairly in all material respects the financial condition of the Acquired Fund as of December 31, 2000 and June 30, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of those dates not disclosed therein;

    (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 30, 2000 and the related statement of operations as well as the Acquired Fund's unaudited statements dated June 30, 2001 (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2000 and June 30, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of those dates not disclosed therein;

    (h) Since June 30, 2001, there has not been any material adverse change in either Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurring by either Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the other Fund;

    (i) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

    (j) Each of the Funds and its predecessors has qualified as a regulated investment company for each taxable year of its operation and will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

    (k)The authorized capital of each Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of each Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the other Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. Neither Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, or any security convertible into any of its shares of beneficial interest;

    (l) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

    (m)The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of each Fund, and this Agreement constitutes a valid and binding obligation of the Trust and each Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

    (n) The information to be furnished by each Fund for use in all necessary documents will be accurate, complete and comply in all material respects with all applicable laws and regulations;

    (o) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof, on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, will not contain any untrue or misleading statement of a material fact, or omit a required or necessary material fact.

    (p) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information for the Acquiring Fund, each dated May 1, 2001, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder. The Registration Statement will not include any untrue or misleading statement of material fact, or omit a required or necessary material fact.

    (q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by either Fund of the transactions contemplated by this Agreement, except for the registration of the Acquiring Fund shares under the 1933 Act and the 1940 Act;

    (r) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 Except as expressly stated herein to the contrary, each Fund will operate its respective businesses in the ordinary course between the date hereof and the Closing Date, including customary dividends and any distributions that may be advisable.

5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.5 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President or Treasurer of the Acquired Fund.

5.6 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares.

5.7 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF BOTH FUNDS

The obligations of each Fund to complete the transactions provided for herein shall be subject to the performance by the other Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition, the following conditions:

6.1 All representations and warranties of each Fund in this Agreement will be true and correct in all material respects as of the date of the Agreement and, unless affected by the transactions contemplated by the Agreement, on the Closing Date; and each Fund will deliver to the other Fund a certificate signed by its President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Closing Date to the effect that the representations and warranties made in this Agreement are true and correct as of the Closing Date, except as affected by the transactions contemplated by this Agreement, and as to any other matters as either Fund reasonably requests.

6.2 The Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

6.3 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

7.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUNDS

The obligations hereunder of each Fund are subject to the further conditions that on or before the Closing Date:

7.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing approval by the Acquired Fund's shareholders shall have been delivered to the Acquiring Fund;

7.2 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

7.3 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

7.4 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of each Fund, substantially to the effect that for federal income tax purposes:

    (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

    (b) No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund; and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

    (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund;

    (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

    (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund's tax holding period for those assets;

    (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

    (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor; and

    (h) The tax holding period of the Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the Acquired Fund shares were held as capital assets on the date of the exchange.

The Trust agrees to make and provide representations with respect to the Acquiring Fund and the Acquired Fund, respectively, which are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in this Paragraph 7.4. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this Paragraph 7.4.

8.   BROKERAGE FEES AND EXPENSES

8.1 The Trust on behalf of each Fund represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2 Each Fund shall bear its own expenses in connection with carrying out the terms of this Agreement and if the Agreement is terminated no party will be liable to another party for damages.

9.   TERMINATION

9.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may terminate this Agreement at or prior to the Closing Date by resolution of the Trust's Board of Trustees if, in the good faith opinion of the Board, proceeding with the Agreement is not in the best interests of the Trust or either Fund's shareholders.

9.2 The representations, warranties and covenants in the Agreement and related documents will survive the consummation of the transactions contemplated by the Agreement.

10.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of each Fund. However, following the meeting of the Acquired Fund shareholders held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of these shareholders without their further approval; provided, however, that nothing contained in this Article 10 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

11.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

11.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

11.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

11.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.5 All persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as the Trustees, officers, agents and shareholders of the Trust assume no personal liability for obligations entered into on behalf of the Trust. None of the other series of the Trust shall be responsible for any obligations assumed by on or behalf of the Acquired Fund or the Acquiring Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.


                  JOHN HANCOCK DECLARATION TRUST on behalf of
                  ---------------------------------------------



                  By:_________________________________________
                                         Maureen R. Ford
                              President and Chief Executive Officer



                  JOHN HANCOCK DECLARATION TRUST on behalf of
                  ---------------------------------------------



                  By:__________________________________________
                                         Susan S. Newton
                               Senior Vice President and Secretary

s:\agrcont\agreemnt\reorg\merger\Form of VA to VA

                                   Appendix A

                       Basic information about the funds

PROPOSAL 1

V.A. High Yield Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 65% of assets in U.S. and foreign bonds rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in junk bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual bonds to buy. The managers use top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves.

The managers also look at companies' financing cycles to determine which types of securities (for example, bonds, preferred stocks or common stocks) to favor. The fund typically invests in a broad range of industries, although it may invest up to 40% of assets in electric utilities and telecommunications companies.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of net assets in U.S. and foreign stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Arthur N. Calavritinos, CFA
--------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1988
Began business career in 1986

Frederick L. Cavanaugh, Jr.
--------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1986
Began business career in 1975

Janet L. Clay, CFA
--------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1990


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       -9.81%   13.12%   -6.08%

2001 total return as of June 30: 1.30%
Best quarter: Q2 `99, 4.51% Worst quarter: Q3 `98, -14.84%
--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -6.08%       -5.86%
Life of fund - began 1/6/98                                 -1.41%       -1.81%*

Index: Lehman Brothers U.S. Corporate High Yield Bond Index, an unmanaged index of high-yield bonds.

*As of December 31, 1997.

MAIN RISKS

[Clip Art] The major factors in the fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o If the fund concentrates its investments in telecommunications or electric utilities, its performance could be tied more closely to those industries than to the market as a whole.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on January 6, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

-------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)     12/99    12/00      6/01(9)
-------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00       $8.22    $8.31     $6.68
Net investment income(2)                                             0.90        0.88     0.94      0.36
Net realized and unrealized gain (loss) on investments              (1.82)       0.16    (1.40)    (0.20)
Total from investment operations                                    (0.92)       1.04    (0.46)     0.16
Less distributions:
  Dividends from net investment income                              (0.84)      (0.88)   (0.94)    (0.39)
  Distributions from net realized gain on investments sold             --       (0.07)   (0.23)       --
  Tax return of capital                                             (0.02)         --       --        --
  Total distributions                                               (0.86)      (0.95)   (1.17)    (0.39)
Net asset value, end of period                                      $8.22       $8.31    $6.68     $6.45
Total investment return(3,4) (%)                                    (9.80)(5)   13.12    (6.08)     2.46(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        8,120       9,287    7,219     6,284
Ratio of expenses to average net assets (%)                          0.85(6)     0.85     0.85      0.85
Ratio of adjusted expenses to average net assets(7) (%)              1.15(6)     1.03     1.24      1.04
Ratio of net investment income to average net assets (%)             9.85(6)    10.56    12.12     11.18(6,8)
Portfolio turnover rate (%)                                           102         122       56        33


(1)   Began operations on January 6, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 11.40%.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following categories of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range. There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major categories based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one category.

Within each category, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
---------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Arthur N. Calavritinos, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1988
Began business career in 1986

Janet L. Clay, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1990

Daniel S. Janis
---------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                 1997     1998    1999    2000

                                                 11.77%   4.92%   4.82%   1.40%

2001 total return as of June 30: 0.77%
Best quarter: Q2 `97, 6.28% Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      1.40%        11.85%
Life of fund - began 8/29/96                                6.72%        7.70%

Index: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                 12/96(1)     12/97      12/98      12/99      12/00        6/01(10)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                          $10.00        $10.30     $10.47     $10.10      $9.77     $8.97
Net investment income (2)                                       0.27          0.91       0.85       0.80       0.83      0.33
Net realized and unrealized gain (loss) on investments          0.36          0.26      (0.35)     (0.33)     (0.71)    (0.17)
Total from investment operations                                0.63          1.17       0.50       0.47       0.12      0.16
Less distributions:
  Dividends from net investment income                         (0.27)        (0.91)     (0.85)     (0.80)     (0.83)    (0.40)
  Distributions from net realized gain on investments sold     (0.06)        (0.09)     (0.02)        --      (0.09)       --
  Total distributions                                          (0.33)        (1.00)     (0.87)     (0.80)     (0.92)    (0.40)
Net asset value, end of period                                $10.30        $10.47     $10.10      $9.77      $8.97     $8.73
Total investment return(3) (%)                                  6.45(4,5)    11.77(5)    4.92(5)    4.82(5)    1.40      1.79(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   2,131         5,540     15,019     22,282     34,472    52,836
Ratio of expenses to average net assets (%)                     0.85(6)       0.85       0.85       0.85       0.76      0.71(6)
Ratio of adjusted expenses to average net assets(7) (%)         2.28(6)       1.37       0.93       0.87         --        --
Ratio of net investment income to average net assets (%)        7.89(6)       8.77       8.19       8.06       8.91      7.60(6,8)
Portfolio turnover rate (%)                                       73           110         92         53(9)      53        47


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities the annualized ratio of net investment income to average net assets would have been 9.10%.

(9)   Portfolio turnover rate excludes merger activity.

(10)  Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

PROPOSAL 2

V.A. Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long- term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies. Typically, these companies provide full-service banking, have primarily domestic assets and are based outside of money centers such as New York City and Chicago.

In managing the portfolio, the managers focus primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/ earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1998
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE


[Clip Art] The graph shows the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Total return -- calendar year
--------------------------------------------------------------------------------
                                                                1999     2000

                                                                -4.86%   17.91%


2001 total return as of June 30: 9.85%
Best quarter: Q4 `98, 16.10% Worst quarter: Q3 `98, -15.94%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     17.91%       -9.10%
Life of fund - began 5/1/98                                 1.83%        7.70%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. For instance, when interest rates fall or economic conditions deteriorate, regional bank stocks could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

A decline in a region's economy could hurt the banks in that region. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on May 1, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

----------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)       12/99     12/00      6/01(9)
----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00          $9.28     $8.56     $9.89
Net investment income (2)                                            0.09           0.12      0.16      0.07
Net realized and unrealized gain (loss) on investments              (0.74)         (0.57)     1.34      0.72
Total from investment operations                                    (0.65)         (0.45)     1.50      0.79
Less distributions:
  Dividends from net investment income                              (0.07)         (0.12)    (0.17)    (0.07)
  Distributions from net realized gain on investments sold             --(3)       (0.15)       --        --
  Total distributions                                               (0.07)         (0.27)    (0.17)    (0.07)
Net asset value, end of period                                      $9.28          $8.56     $9.89    $10.61
Total investment return(4) (%)                                      (6.43)(5,6)    (4.86)    17.91      8.10(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       20,256         20,295    13,733    11,888
Ratio of expenses to average net assets (%)                          1.05(7)        1.00      1.01      1.03(7)
Ratio of adjusted expenses to average net assets(8) (%)              1.14(7)          --        --        --
Ratio of net investment income to average net assets (%)             1.39(7)        1.30      1.92      1.44(7)
Portfolio turnover rate (%)                                            28             49        32         9


(1)   Began operations on May 1, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                      1998    1999    2000

                                                      8.57%   1.23%   27.16%


2001 total return as of June 30: 4.73%
Best quarter: Q4 `98, 16.08% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      27.16%       -9.10%
Life of fund - began 4/30/97                                18.90%       16.17%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on April 30, 1997. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all divid-ends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are in-cluded in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

---------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/97(1)      12/98     12/99      12/00       6/01(9)
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $13.44    $14.45     $14.46     $18.34
Net investment income (2)                                            0.11          0.18      0.11       0.06       0.05
Net realized and unrealized gain (loss) on investments               3.39          0.97      0.06       3.87      (1.80)
Total from investment operations                                     3.50          1.15      0.17       3.93      (1.75)
Less distributions:
  Dividends from net investment income                              (0.05)        (0.14)    (0.10)     (0.05)        --
  Distributions from net realized gain on investments sold          (0.01)           --(3)  (0.05)        --         --
  Tax return of capital                                                --            --     (0.01)        --         --
  Total distributions                                               (0.06)        (0.14)    (0.16)     (0.05)        --
Net asset value, end of period                                     $13.44        $14.45    $14.46     $18.34     $16.59
Total investment return(4) (%)                                      35.05(5,6)     8.55      1.23      27.16      (9.54)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       18,465        54,569    49,312     71,367     81,990
Ratio of expenses to average net assets (%)                          1.05(7)       0.92      0.90       0.90       0.90(7)
Ratio of adjusted expenses to average net assets(8) (%)              1.39(7)         --        --         --         --
Ratio of net investment income to average net assets (%)             1.32(7)       1.25      0.77       0.36       0.65(7)
Portfolio turnover rate (%)                                            11            38        72         41         53


(1)   Began operations on April 30, 1997.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

(9)   Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

                                   Appendix B

                  Management's discussion of fund performance:

                               December 31, 2000

PROPOSAL 1

John Hancock V.A. High Yield Bond Fund

BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND JANET L. CLAY, CFA, FREDERICK L. CAVANAUGH, JR. AND DANIEL S. JANIS, PORTFOLIO MANAGERS

It was a difficult year for high-yield bonds. The impact of rising interest rates in the first half of 2000 finally began to take hold in the shape of a slowing economy. A growing number of companies began to miss their earnings targets, sending shock waves through the financial markets, especially the technology-heavy NASDAQ Composite Index. The number of defaults among high-yield companies, defined as those rated below investment grade, also rose. Telecommunications companies, whose prices had risen to stratospheric levels, were particularly hard hit. As these companies fell short in their business plans and faced diminished prospects for getting their next round of funding in the equity market, their prices tumbled. Since this sector makes up the largest component of the high-yield market, its downfall was a significant drag on the group. High-yield companies also were hurt by a growing lack of liquidity, or ease of trading, that was caused by the mergers of several investment-banking firms.

The struggles of these higher-risk bonds stood in marked contrast to U.S. government bonds, which benefited from stabilizing rates, reduced supply, the prospects of a slowing economy and their status as a safe haven in the face of growing stock-market and presidential election uncertainties. By the end of the year, the difference in yield between high-yield bonds and Treasury bonds had widened significantly. High-yield bond yields averaged 14.12%, as measured by the Merrill Lynch High Yield Master II Index, compared with the 5.11% yield of the 10-year Treasury bond.

FUND PERFORMANCE

For the year ended December 31, 2000, John Hancock V.A. High Yield Bond Fund posted a total return of -6.08% at net asset value. By comparison, the average variable annuity high current yield fund returned -7.03%, according to Lipper, Inc. Historical performance information can be found on the next page.

TELECOMMUNICATIONS CUT

Although telecommunications is the Fund's largest sector concentration, we continue to maintain an underweighting compared to our peers since so many high-yield telecom companies are only several years old and have yet to deliver results. During the year, we became increasingly convinced that the telecom market was reaching a point of too much capacity and not enough demand -- for everything from equipment to services. As a result, we pared our stake from 23% a year ago to 14% at the end of December. We sold Internet Web-hosting companies PSI Net and Exodus Communications and sold the common stock of Viatel, a competitive local exchange carrier (CLEC) in Europe. Although we sold these and other names before their prices fell even more, we still had some disappointments. KMC Telecom Holdings was a prime example of the problems facing many telecom start-ups. A CLEC serving the Southeast, it provides telephone, cable and Internet access to companies in direct competition with the Baby Bells. While it has a good set of assets, it also has a large amount of debt, needs more money to grow, and is being pinched in its ability to access capital to continue executing its business plan.

CREDIT SPECIFIC ISSUES HURT

Our biggest disappointments came from several company-specific problems, such as Asia Pulp & Paper (APP) which sparked market concerns and lost credibility when it announced that it needed to extend its debt maturities. Cargo operator Fine Air Services filed for bankruptcy protection after failing to execute its business plan because of operational difficulties.

ENERGY GROWS

With fuel prices spiking, we increased our weighting in oil and gas and related service companies. We are particularly interested in the natural gas market, since that is where we see the biggest potential for further exploration and development, as well as price gains, given the low supply and growing demand. We added to our stakes in oil drilling company Grey Wolf and Gothic Production, a natural gas exploration and production company that was recently acquired by Chesapeake. Key Energy Services, the major player in the well-servicing business, has performed admirably. We sold our Key Energy stock, but still hold a significant stake in its bonds. We also added a stake in CHC Helicopter, a Canadian company that provides helicopter service to offshore rigs and coastal rescue operations.

OUTLOOK

We remain cautious about the near-term prospects for high-yield bonds. It's likely that we could see more failures in the telecommunications group in 2001. We are also waiting for liquidity to return to the high-yield market, which should eventually happen. But we also see a silver lining. As investors recover from the "irrational exuberance" that gripped high-yield telecommunications bonds as well as stocks, we believe they will reassess the risks and rewards of investing in various asset classes. While this takes time, a return to a more rational mode of investing will inevitably serve us well, especially if the stock market remains dicey. With high-yield bond prices low and their yields at very high levels compared to Treasuries, investors are soon bound to recognize the value that exists in the high-yield sector.

See the prospectus for the risks of investing in high-yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/6/98)
                                             ----------   ----------
Cumulative Total Returns                         (6.08%)      (4.16%)
Average Annual Total Returns(1)                  (6.08%)      (1.41%)

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. High Yield Bond Fund(1)        14.03%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (6.47%) and (1.70%), respectively, and the yield would have been 13.64%.

[Pie chart at bottom left-hand column with heading "Portfolio Diversification." The chart is divided into six sections (from top to left): Common Stock 9%, Short-Term Investments & Other 25%, Convertible Bonds 3%, Preferred Stock 3%, Foreign Corporate Bonds 16% and U.S. Corporate Bonds 44%. A note below the chart reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. High Yield Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers High Yield Bond Index -- an unmanaged index of fixed-income securities that are similar, but not identical, to the bonds in the Fund's portfolio. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. High Yield Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers High Yield Bond Index and is equal to $9,819 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. High Yield Bond Fund on January 6, 1998 and is equal to $9,591 as of December 31, 2000.

John Hancock V.A. Strategic Income Fund

BY FREDERICK CAVANAUGH, MANAGEMENT TEAM LEADER,
AND ARTHUR N. CALAVRITINOS, CFA, JANET L. CLAY, CFA, AND DANIEL S. JANIS, PORTFOLIO MANAGERS

The past year was a good one for U.S. Treasury securities, which were boosted initially by the government's debt buyback program and later by expanding signs that the U.S. economy was slowing. Despite the Federal Reserve's effort to stave off inflation by raising interest rates through May 2000, Treasury prices rose as the government scaled back the frequency and size of its auctions of new debt and bought back billions of dollars of outstanding debt. Continued debt reduction efforts, coupled with mounting evidence that economic growth had slacked off and inflation was non-existent, added steam to the Treasury market in the second half. By year's end, the market increasingly anticipated that the Fed would stop raising interest rates in recognition of receding inflationary pressures, and perhaps even cut them in the near future. Meanwhile, concern about the outlook for the economy and corporate profits eroded investor confidence in the high-yield sector. That was particularly true among high-yield bonds in the telecommunications sector.

For the most part, foreign government bond markets remained relatively uninteresting from our standpoint. Western Europe and Asia didn't offer a lot of value, since their bond yields typically were lower than those offered in the United States. One foreign bright spot was Canada, which benefited from relatively low and stable inflation. There also was some good news out of some Latin American countries, which enjoyed improving credit fundamentals thanks to the rise in oil prices.

FUND PERFORMANCE

For the 12 months ended December 31, 2000, John Hancock V.A. Strategic Income Fund posted a total return of 1.40% at net asset value, compared with the 4.64% return of the average variable annuity general bond fund income fund, according to Lipper Inc. Historical performance information can be found on the next page.

DEFENSIVE STANCE

Given the ongoing difficulties suffered by the high-yield market and our view that more problems may be in store over the near-term, we continually expanded our defensive posture throughout 2000. By year-end, we had reduced our exposure to high-yield bonds to about 23% of net assets, and increasingly gravitated toward more stable, high-quality investments. Our position in cash and other short-term securities rose to 10% by the end of the period, up from 1% at the beginning of the year.

We also increased our Treasury holdings to 49% at the end of the year, up from 35% at the end of June 2000. We emphasized a combination of short- and long-term holdings, which was a plus for performance. Short-term securities rallied on expectations that the Fed would lower short-term interest rates, while long-term Treasuries turned in strong performance thanks to the government's buyback program and expectations for lower interest rates.

HIGH-YIELD LEADERS AND LAGGARDS

The high-yield market's slump was difficult to escape, although some of our holdings held up much better than the others. Packaging company Kappa Beheer, for example, surprised Wall Street with much better than expected financial results. Natural gas service company Universal Compression was lifted by the rising price of that fuel. Finally, French billboard company Go Outdoors Systems Holding and British newspaper company Regional Independent Media Group each benefited from reasonably strong advertising and economic growth.

On the flip side, many of our biggest disappointments were telecommunications holdings. As we mentioned earlier, this sector stumbled because investors were worried about telecom companies' ability to raise money to continue the build-out of their networks. Within that group, the bond prices of Viatel, Primus Telecommunications Group and Esprit Telecom Group all suffered substantial losses during 2000.

CHANGES IN FOREIGN HOLDINGS

Our increase in foreign securities basically was a function of our purchases of Canadian and Venezuelan government bonds. Canadian bonds, which were the best performers among foreign bond markets, offered interest rates competitive with those of U.S. Treasuries and afforded us the opportunity to increase our holdings in a high-quality market characterized by low and stable inflation. Our Venezuelan holdings, which we view as a short-term play, were boosted by the country's improving creditworthiness as oil prices rose.

A LOOK AHEAD

We expect to maintain our defensive stance for the time being. High-yield bonds offer some very attractive values, including some bonds carrying yields of nearly nine full percentage points more than U.S. Treasuries. But we don't believe investors will rush back into the market. We believe they'll take a "wait and see" attitude about how much the economy will eventually slow and how much the Federal Reserve will cut interest rates, which it began to do January 3 with a one-half percentage point cut. But since no one can pinpoint the exact timing of the next high-yield bond market rally, we'll continue to hold onto some high-yield bonds that we think have good fundamental prospects and can perform better once market sentiment turns more favorable. We are prepared to move even more into lower-quality investments when we think the time is right. Finally, we'll continue to look for attractive yields in foreign markets, although we believe Canada still offers the best value.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                          1.40%       32.63%
Average Annual Total Returns(1)                   1.40%        6.72%

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. Strategic Income Fund(1)        7.94%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 6.30%. The expense limitation did not impact the one-year performance.

[Table at bottom left-hand column entitled "Top Five
Sectors." The first listing is U.S. Government 49%, the second is Telecommunications 14%, the third Foreign
Governments 10%, the fourth Utilities 3% and the fifth Media
2%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Government/Corporate Bond Index -- an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Government/Corporate Bond Index and is equal to $13,760 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $13,271 as of December 31, 2000.

PROPOSAL 2

John Hancock V.A. Regional Bank Fund

BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

Bank stocks did an about-face in 2000 and far surpassed the broader market's results, finally re-gaining investors' attention as interest rates stopped going up and technology stocks tanked. In the first three months of the year, investors only had eyes for technology. But starting in March, with the first hint of cracks in the robust economy, investors saw the light and moved out of the technology and telecommunications sectors, where stock prices had reached the stratosphere. Financial stocks of all stripes were the beneficiaries of this important market shift, as investors sought out more attractively valued companies. This interest-rate sensitive group was also boosted by a growing sense that the Federal Reserve was done raising rates to cool the economy.

Even with their rally, bank stocks had a few setbacks along the way as earnings shortfalls and increases in non-performing loans were announced at some prominent banks. But regional banks and thrifts came on strong in November and December, when continued signs that the economy had rapidly slowed convinced investors that the Fed's next move would be a rate cut to prevent the economy from stalling. Three days after the year ended, the Fed did just that in a surprising and aggressive move, and also signaled more cuts could be coming. With the favorable turn in financial stocks' fortunes this year, the Standard & Poor's Financial Index rose 26.1% for the year ended December 31, 2000, while the broader market, as measured by the Standard & Poor's 500 Index, lost 9.1%.

FUND PERFORMANCE

For the year ended December 31, 2000, John Hancock V.A. Regional Bank Fund posted a strong return of 17.91% at net asset value, due largely to its second-half rally when it rose 30%. In comparison, the average open-end financial services fund returned 26.56% and the average sector/miscellaneous fund returned 0.63% for the year, according to Lipper, Inc. See the next page for historical performance information.

While significantly outperforming the broad market, the Fund lagged the Lipper group of financial services funds, many of which invested in the securities brokers, asset managers and larger diversified financial firms, which were the better performers until the last two months of the year. Furthermore, although most of our holdings posted earnings results in line with our expectations, we did experience earnings shortfalls among some of our larger holdings. The problems either stemmed from an increase in non-performing loans -- at such banks as UnionBanCal Corp., Bank of America, Marshal & Ilsley, Bank of the Ozarks and Lamar Capital -- and/or from merger integration issues.

FOCUS ON ASSET QUALITY

As we mentioned in our last report, after a lengthy period of an expanding economy and a favorable lending environment, it is no surprise that as the economy slowed this year there was a pickup in the level of non-performing assets. But even with the increase, the level of problem loans still remains low at 0.70% of total assets, according to FDIC statistics. The area experiencing much of the deteriorating credit quality is syndicated loans -- large loans shared among a consortium of banks. While the non-performing loan rate could rise some more, we expect that it should remain at a low level (below 1% of total assets) and that the banking industry is establishing adequate loan loss reserves. On an ongoing basis, our team continues to carefully scrutinize the credit risks and prospects of our banks.

FUNDAMENTALS INTACT; MERGERS STILL A TREND

Even with an increase in non-performing assets, a slowdown in loan growth and flat net interest margins, we still anticipate average 2001 bank earnings growth to be about 8% higher than this year's. This year, our biggest contributor to the Fund's performance was Texas bank Southwest Bancorp. The largest bank left headquartered in Texas, it gained significant market share and benefited from the state's energy-induced boom. Texas bank Cullen Frost also rode this wave, and we sold it to lock in profits during the year.

Although bank merger activity slowed in 2000, the consolidation trend remains solidly in place. More recently there was a resurgence of activity, with FleetBoston Financial's announced purchase of Summit Bank, and Firstar's acquisition of U.S. Bancorp. Both of these transactions were priced at more realistic levels, thus boosting the chances of success. We could see more consolidation as banks, struggling to increase revenues, use mergers as a means of improving profits through gained operating efficiencies.

A LOOK AHEAD

We are encouraged by the recent turn of events for bank stocks. Even though further asset- quality announcements could roil the group, there are several factors working in our favor. Interest rates have started to come down, which tends to boost investors' confidence in bank stocks, and prospects for further merger activity are good. While it's still not clear that the Fed has achieved the sought-after soft landing, we believe the potential for this not-too-fast, not-too-slow outcome for the economy remains quite real, as the Fed has made clear -- with its interest-rate cut days after the year's end -- that it is intent on preventing an economic meltdown. Finally, even though the stocks have outperformed the market by a wide margin lately, their valuations remain reasonable, which means there's more room for them to advance.

Sector investing is subject to greater risks than the market as a whole.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (5/1/98)
                                             ----------   ----------
Cumulative Total Returns                         17.91%        4.96%
Average Annual Total Returns(1)                  17.91%        1.83%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.80%. The expense limitation did not impact the one-year performance.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Mid-State Bancshares 3.9%, the second is Valley National Bancorp 3.8%, the third Fifth Third Bancorp 3.7%, the fourth Commerce Bancshares 3.7% and the fifth Independent Bank Corp. 3.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Regional Bank
Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's
500 Index and is equal to $12,291 as of December 31, 2000.
The second line represents the value of the hypothetical
$10,000 investment made in the John Hancock V.A. Regional
Bank Fund on May 1, 1998 and is equal to $10,496 as of December 31, 2000.

John Hancock V.A. Financial Industries Fund

BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

After struggling in 1999, financial stocks produced some of the market's best results in 2000, as market leadership changed dramatically and high-flying technology stocks fell sharply beginning in March. With growing signs that the economy was slowing from its torrid pace, investors became increasingly concerned that the business fundamentals of many technology and telecommunications companies didn't justify their sky-high valuations. Financial stocks were the beneficiaries of this important market change, as investors sought out more attractively valued companies. This interest-rate sensitive group also benefited from the growing perception that the Federal Reserve was nearing the end of its cycle of raising interest rates. A summer wave of merger activity in the wake of financial reform legislation also lifted the group.

For the first 10 months of the year, the best performers in the financial group were the asset managers and brokerage houses, while some banks reported earnings disappointments. But as the year progressed and less expensive value stocks became even more desirable as market turmoil grew, the more growth-oriented broker and asset managers gave back some of their gains and banks moved into the lead. With the favorable turn in financial stocks' fortunes this year, the Standard & Poor's Financial Index rose 26.1% for the year ended December 31, 2000, while the broader market, as measured by the Standard & Poor's 500 Index, lost 9.1%.

FUND PERFORMANCE AND STRATEGY UPDATE

John Hancock V.A. Financial Industries Fund benefited fully from the upswing in financial stocks, producing a total return of 27.16% at net asset value for the year ended December 31, 2000. That compared with the 26.56% return of the average open-end financial services fund and the 0.63% return of the average variable annuity sector/miscellaneous fund, according to Lipper, Inc. See the next page for historical performance information.

The Fund continues to seek capital appreciation by investing in a broad range of U.S. and foreign financial services companies of any size. During the year, shareholders voted to eliminate a restriction that had required the Fund to invest more than 25% of its assets in the banking industry. This change provides the Fund with added flexibility.

BROKERS, ASSET MANAGERS STRONG

Some of our biggest contributors to performance were our brokerage and asset manager stocks. They rode a wave of high-priced takeovers that emerged in the wake of the Gramm-Leach-Bliley Act -- legislation that dropped the barriers preventing banks, brokers and insurers from affiliating. Over the summer, Chase Manhattan bank bought J.P. Morgan, UBS announced plans to buy investment banker PaineWebber and Credit Suisse Group bought Donaldson, Lufkin and Jenrette.

We also benefited from having shifted away from the regional brokers last year to the wire house brokerage names like Morgan Stanley Dean Witter and Merrill Lynch, which were top performers for the year despite their pullback in the last two months. Although it was our belief that underwriting, trading and merger activity would slow in the next several quarters, we are still positive on the group because the level of investment banking activity is still very good and the underwriting calendar should pick up again once the market firms up. The top contributor to the Fund's performance was Amvescap, an asset manager that increased its stature this year through the success of asset gathering at its AIM and Invesco subsidiaries. The stalwart insurance broker Marsh & McLennan also served us well, partly because of the upturn in the property and casualty insurance business, and also because of its strong mutual fund arm.

PROPERTY AND CASUALTY MAKES A COMEBACK

For much of the year, our life insurance companies, including AXA Financial and AFLAC were better performers than the property and casualty insurers, which have struggled for the last five years in a very competitive pricing environment. But in the latter part of the year, the global pricing cycle for property and casualty companies finally began to turn upward, so we started to shift some of our insurance assets back to this group.

BANK SELECTIONS MOSTLY HELP

For the most part, we focused on the trust banks like State Street Corp., Bank of New York and Northern Trust Corp. which did well because of their recurring revenue streams from their main advisory and custody businesses. Our regional banks were mixed. Wells Fargo and FleetBoston Financial did well, as they successfully navigated their way through acquisitions. On the other hand, First Tennessee and Marshal & Ilsley were tarnished by earnings disappointments. During the year we upped our stake in several attractively priced regionals, such as Fifth Third Bancorp and Wells Fargo, and that served us well toward the end of the year.

A LOOK AHEAD

The prospects for financial stocks remain bright. With the economy slowing dramatically in the fourth quarter, the Fed moved just days into the new year to cut interest rates in an aggressive signal that it intended to prevent an economic stall. Investors tend to favor financial stocks more in an environment of lower rates and slower, steadier economic growth. It remains to be seen if the Fed will succeed in pulling off another soft landing for the economy, but we believe it's the most likely outcome. What's more, we have only just begun to see the powerful results of the merger trend spawned by financial reform legislation and we expect more consolidation to follow.

Sector investing is subject to greater risks than the market as a whole.

A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (4/30/97)
                                             ----------   ----------
Cumulative Total Returns                         27.16%       88.73%
Average Annual Total Returns(1)                  27.16%       18.90%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 18.84%. The expense limitation did not impact the one-year performance.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Fifth Third Bancorp 4.1%, the second is AFLAC 3.7%, the third Ambac Financial Group 3.7%, the fourth Wells Fargo 3.6% and the fifth American International Group 3.5%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $18,873 as of December 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $17,339 as of December 31, 2000.

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2001

--------------------------------------------------------------------------------

                                                                          Equity
                                                           V.A. Core Equity Fund
                                                             V.A. 500 Index Fund
                                                      V.A. Large Cap Growth Fund
                                                        V.A. Mid Cap Growth Fund
                                                        V.A. Relative Value Fund
                                                      V.A. Small Cap Growth Fund
                                                   V.A. Sovereign Investors Fund

                                                                   International
                                                         V.A. International Fund

                                                                          Sector
                                                  V.A. Financial Industries Fund
                                                         V.A. Regional Bank Fund

                                                                          Income
                                                                  V.A. Bond Fund
                                                       V.A. High Yield Bond Fund
                                                          V.A. Money Market Fund
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                              [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about          Overview                                  3
the Declaration funds.

A fund-by-fund summary             Equity
of goals, strategies, risks,
performance and financial            V.A. Core Equity Fund                   4
highlights.                          V.A. 500 Index Fund                     6
                                     V.A. Large Cap Growth Fund              8
                                     V.A. Mid Cap Growth Fund               10
                                     V.A. Relative Value Fund               12
                                     V.A. Small Cap Growth Fund             14
                                     V.A. Sovereign Investors Fund          16

                                   International

                                     V.A. International Fund                18

                                   Sector

                                     V.A. Financial Industries Fund         20
                                     V.A. Regional Bank Fund                22

                                   Income
                                     V.A. Bond Fund                         24
                                     V.A. High Yield Bond Fund              26
                                     V.A. Money Market Fund                 28
                                     V.A. Strategic Income Fund             30

Transaction policies and           Account information
other information affecting
your fund investment.              Buying and selling fund shares           32
                                   Valuing fund shares                      32
                                   Fund expenses                            32
                                   Dividends and taxes                      32

Further information on the         Fund details
Declaration funds.
                                   Business structure                       33

                                   For more information             back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock Declaration funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Core Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of equities which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:


o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth


This process, together with a risk/ return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER


Independence Investment LLC

---------------------------
Team responsible for day-to-day
  investment management

A subsidiary of John Hancock
  Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               30.68%   28.42%   13.89%   -7.11%

2001 total return as of March 31: -10.46%
Best quarter: Q4 '98, 23.16% Worst quarter: Q3 '98, -13.01%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
 1 year                                                     -7.11%       -9.10%
 Life of fund - began 8/29/96                               17.11%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on smallor medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


-------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                        12/96(1)      12/97        12/98      12/99      12/00
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00        $11.11       $14.11     $17.74     $19.70
Net investment income (loss)(2)                                        0.06          0.16         0.10       0.09       0.08
Net realized and unrealized gain (loss) on investments                 1.12          3.23         3.90       2.36      (1.48)
Total from investment operations                                       1.18          3.39         4.00       2.45      (1.40)
Less distributions:
  Dividends from net investment income                                (0.06)        (0.14)       (0.10)     (0.09)     (0.09)
  Distributions in excess of net investment income                       --            --           --         --(3)     --
  Distributions from net realized gain on investments sold            (0.01)        (0.25)       (0.27)     (0.40)     (0.31)
  Distributions in excess of net realized gain on investments sold       --            --           --         --      (0.38)
  Total distributions                                                 (0.07)        (0.39)       (0.37)     (0.49)     (0.78)
Net asset value, end of period                                       $11.11        $14.11       $17.74     $19.70     $17.52
Total investment return (4) (%)                                       11.78(5,6)    30.68(6)     28.42      13.89      (7.11)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          1,149         8,719       26,691     44,991     40,673
Ratio of expenses to average net assets (%)                            0.95(7)       0.95         0.95       0.83       0.85
Ratio of adjusted expenses to average net assets(8) (%)                4.23(7)       1.59           --         --         --
Ratio of net investment income (loss) to average net assets (%) ..     1.60(7)       1.24         0.65       0.47       0.45
Portfolio turnover rate (%)                                              24            53           55         77         97


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. 500 Index Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index. To pursue this goal, the fund normally invests at least 80% of assets in common stocks of S&P 500(R) companies, in approximately the same proportions as they are represented in the index.

This fund is passively managed, meaning that the manager does not use any broad economic or fundamental financial analysis to select investments. The manager monitors the portfolio daily and rebalances periodically to maintain the proportions of the index. The fund also invests in futures contracts, exchange traded funds and options based on S&P 500 stocks.

Under normal circumstances, the fund is fully invested -- directly or through futures and options contracts -- in all 500 stocks represented in the index. It may, however, invest in fewer stocks or in stocks of non-S&P 500 companies. The fund normally maintains less than 1% of assets in cash or cash equivalents.

================================================================================

PORTFOLIO MANAGER

James D. Schantz, CFA
--------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Executive vice president and
  director of quantitative research
  at Hagler, Mastrovita & Hewitt
  (1994-1998)
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              29.51%   28.44%   20.81%   -9.28%


2001 total return as of March 31: -11.95%
Best quarter: Q4 '98, 21.39% Worst quarter: Q3 '98, -10.01%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------

                                                            Fund         Index
 1 year                                                     -9.28%       -9.10%
 Life of fund - began 8/29/96                               17.75%       19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate with the index. The fund does not attempt to temper volatility or avoid losses associated with a decline in the index.

The large-capitalization stocks that make up the index could fall out of favor with the market, causing the fund to underperform funds that focus on smallor medium-capitalization stocks.

Certain investment practices may cause the fund to track the index less closely:

o     Transaction expenses can reduce fund performance.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o The performance of S&P futures, exchange traded funds or options could correlate less strongly with the index than investments in the underlying securities.

o The relative proportions of stocks in the fund's portfolio could drift over time, which could increase tracking error.

Other factors may affect performance, such as the liquidity of S&P 500 stocks and the timing of the fund's cash flows. You could lose money by investing in the fund.

Note: "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the adviser. Standard & Poor's does not sell or promote the fund or advise whether you should invest in the fund. A description of this license is provided in the statement of additional information.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


-----------------------------------------------------------------------------------------------------------------------
Period ended:                                                        12/96(1)    12/97     12/98     12/99     12/00
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00      $10.44    $12.62    $15.23    $18.09
Net investment income (loss)(2)                                        0.17        0.30      0.20      0.17      0.14
Net realized and unrealized gain (loss) on investments                 0.98        2.72      3.37      2.98     (1.81)
Total from investment operations                                       1.15        3.02      3.57      3.15     (1.67)
Less distributions:
  Dividends from net investment income                                (0.16)      (0.30)    (0.20)    (0.17)    (0.15)
  Distributions from net realized gain on investments sold            (0.55)      (0.54)    (0.76)    (0.11)    (0.06)
  Distributions in excess of net realized gain on investments sold       --          --        --     (0.01)       --
  Total distributions                                                 (0.71)      (0.84)    (0.96)    (0.29)    (0.21)
Net asset value, end of period                                       $10.44      $12.62    $15.23    $18.09    $16.21
Total investment return(3,4) (%)                                      11.49(5)    29.51     28.44     20.81     (9.28)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          4,049      20,008    26,457    37,953    25,094
Ratio of expenses to average net assets (%)                            0.60(6)     0.36      0.35      0.35      0.35
Ratio of adjusted expenses to average net assets(7) (%)                1.31(6)     0.83      0.92      0.75      0.93
Ratio of net investment income (loss) to average net assets (%)        4.57(6)     2.45      1.44      1.06      0.86
Portfolio turnover rate (%)                                              --           9        47         5         7


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Large Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.8 billion as of March 31, 2001).


In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o     strong cash flows

o     secure market franchises

o     sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

William L. Braman
-----------------------------------
Executive vice president and chief
  investment officer of adviser
Joined fund team in 2000
Joined adviser in 2000
Chief investment officer
  at Baring Asset Management
  (London 1998-2000)
Head of U.S. equity team at
  Baring Asset Management
  (Boston 1989-1998)
Began business career in 1977

Robert J. Uek, CFA
-----------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1997
Corporate finance manager
  at Ernst & Young (1994-1997)
Began business career in 1990


Paul J. Berlinguet
-----------------------------------
Vice president of adviser
Joined fund team in 2001
Joined adviser in 2001
U.S. equity investment manager
 at Baring America Asset
 Management (1989-2001)
Began business career in 1986


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              14.27%   24.60%   20.71%   -31.30%


2001 total return as of March 31: -31.74%
Best quarter: Q3 '97, 22.53% Worst quarter: Q1 '97, -15.55%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                       -31.30%        -9.10%      -24.53%
Life of fund - began 8/29/96                   2.41%        19.18%       19.57%


Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

In the future, the adviser will compare the fund's performance only to the Russell Top 200 Growth Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on smallor medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


--------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                     12/96(1)        12/97       12/98        12/99       12/00
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $10.00           $9.39      $10.73       $13.37      $15.77
Net investment income (loss)(2)                                    (0.01)          (0.04)      (0.00)(3)    (0.04)      (0.08)
Net realized and unrealized gain (loss) on investments             (0.60)           1.38        2.64         2.80       (4.85)
Total from investment operations                                   (0.61)           1.34        2.64         2.76       (4.93)
Less distributions:
  Distributions from net realized gain on investments sold            --              --          --        (0.36)      (0.57)
Net asset value, end of period                                     $9.39          $10.73      $13.37       $15.77      $10.27
Total investment return(4) (%)                                     (6.10)(5,6)     14.27(6)    24.60(6)     20.71(6)   (31.30)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         994           3,733      10,372       21,872      12,304
Ratio of expenses to average net assets (%)                         1.00(7)         1.00        1.00         1.00        0.96
Ratio of adjusted expenses to average net assets(8) (%)             4.76(7)         2.37        1.33         1.02          --
Ratio of net investment income (loss) to average net assets (%)    (0.23)(7)       (0.39)      (0.00)       (0.25)      (0.59)
Portfolio turnover rate (%)                                           68             136         176          172         170


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $0.02 billion to $19.37 billion as of March 31,
2001).


The manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund generally invests in more than 100 companies. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Barbara C. Friedman, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Head of mid-cap equity group
 at Fleet Investment Advisors
 (1996-1997)
Began business career in 1973

Timothy N. Manning
---------------------------------
Joined fund team in 2000
Joined adviser in 2000
Analyst at State Street Research
 (1999-2000)
Equity research associate at
 State Street Research (1996-1999)
Began business career in 1993

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       10.35%   56.18%   -11.73%


2001 total return as of March 31: -30.42%
Best quarter: Q4 '99, 41.78% Worst quarter: Q3 '98, -19.74%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------

                                               Fund         Index 1      Index 2
1 year                                        -11.73%       -9.10%       -11.75%
Life of fund - began 1/7/98                    15.12%       12.58%        17.28%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on smallor large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


-------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)    12/99     12/00
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00      $11.03    $17.21
Net investment income (loss)(2)                                      0.01       (0.03)    (0.08)
Net realized and unrealized gain (loss) on investments               1.03        6.23     (1.94)
Total from investment operations                                     1.04        6.20     (2.02)
Less distributions:
  Dividends from net investment income                             (0.01)          --        --
  Distributions from net realized gain on investments sold             --       (0.02)    (0.10)
  Tax return of capital                                                --(3)       --        --
  Total distributions                                               (0.01)      (0.02)    (0.10)
Net asset value, end of period                                     $11.03      $17.21    $15.09
Total investment return(4,5) (%)                                    10.35(6)    56.18    (11.73)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,779       6,363    11,482
Ratio of expenses to average net assets (%)                          1.00(7)     1.00      1.00
Ratio of adjusted expenses to average net assets(8) (%)              4.23(7)     2.36      1.10
Ratio of net investment income (loss) to average net assets (%)      0.06(7)    (0.23)    (0.42)
Portfolio turnover rate (%)                                           103         136       155



(1)   Began operations on January 7, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. Relative Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market securities. Although the fund may concentrate in any of these asset classes, under normal circumstances it invests primarily in stocks.

In managing the portfolio, the managers emphasize a value- oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

In selecting bonds of any maturity, the manager looks for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS


Timothy E. Quinlisk, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1998
Analyst at Hagler, Mastrouita
  & Hewitt (1997-1998)
Analyst at State Street Global
  Advisors (1995-1997)
Began business career in 1985


James S. Yu, CFA
---------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company
  (1995-1998)
Began business career in 1990

R. Scott Mayo, CFA
---------------------------------
Second vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Morgan Stanley
  (1998)
Analyst at Grantham, Mayo &
  Van Otterloo (1993-1996)
Began business career in 1993

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       21.39%   56.65%   -4.80%


2001 total return as of March 31: -9.92%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `98, -16.61%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -4.80%       -9.10%
Life of fund - began 1/6/98                                 22.01%       12.47%

Index:  Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements. The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on smallor medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)      12/99     12/00
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $12.03    $18.03
Net investment income (loss)(2)                                      0.11          0.10      0.02
Net realized and unrealized gain (loss) on investments               2.02          6.65     (0.80)
Total from investment operations                                     2.13          6.75     (0.78)
Less distributions:
  Dividends from net investment income                              (0.10)        (0.10)    (0.02)
  Distributions from net realized gain on investments sold             --         (0.65)    (6.59)
  Total distributions                                               (0.10)        (0.75)    (6.61)
Net asset value, end of period                                     $12.03        $18.03    $10.64
Total investment return(3) (%)                                      21.39(4,5)    56.65     (4.80)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       17,368        38,766    39,043
Ratio of expenses to average net assets (%)                          0.85(6)       0.77      0.79
Ratio of adjusted expenses to average net assets(7) (%)              1.03(6)         --        --
Ratio of net investment income (loss) to average net assets (%)      1.17(6)       0.66      0.13
Portfolio turnover rate (%)                                           242           166       164


(1)   Began operations on January 6, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion as of March 31, 2001).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one security.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
---------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1986


Anurag Pandit, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Equity analyst at Loomis Sayles
  (1992-1996)
Began business career in 1984


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              11.06%   15.94%   68.52%   -22.33%


2001 total return as of March 31: -21.81%
Best quarter: Q4 `99, 44.55% Worst quarter: Q3 `98, -21.42%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                               Fund         Index 1      Index 2
1 year                                         -22.33%      -3.02%       -22.43%
Life of fund - began 8/29/96                   11.02%       10.29%       6.88%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.


Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on mediumor large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00         $9.32     $10.35     $12.00     $19.76
Net investment income (loss)(2)                                      0.02         (0.02)     (0.06)     (0.10)     (0.13)
Net realized and unrealized gain (loss) on investments              (0.68)         1.05       1.71       8.29      (4.33)
Total from investment operations                                    (0.66)         1.03       1.65       8.19      (4.46)
Less distributions:
  Dividends from net investment income                              (0.02)           --(3)      --         --         --
  Distributions from net realized gain on investments sold             --            --         --      (0.43)     (0.90)
  Total distributions                                               (0.02)           --         --      (0.43)     (0.90)
Net asset value, end of period                                      $9.32        $10.35     $12.00     $19.76     $14.40
Total investment return(4,5) (%)                                    (6.62)(6)     11.06      15.94      68.52     (22.33)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          975         3,841      8,232     20,867     19,772
Ratio of expenses to average net assets (%)                          1.00(7)       1.00       1.00       1.00       1.00
Ratio of adjusted expenses to average net assets(8) (%)              5.19(7)       2.72       1.63       1.38       1.10
Ratio of net investment income (loss) to average net assets (%)      0.62(7)      (0.16)     (0.59)     (0.76)     (0.68)
Portfolio turnover rate (%)                                            31            79         93        120        104


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2001, that range was $0.67 billion to $415.8 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. The managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986

Peter M. Schofield, CFA
------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Portfolio manager at Geewax,
  Terker & Co. (1984-1996)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               28.43%   16.87%   3.84%    -0.33%

2001  total return as of March 31: -9.03%
Best quarter: Q4 `98, 15.75% Worst quarter: Q3 `99, -7.43%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -0.33%       -9.10%
Life of fund - began 8/29/96                                12.73%       19.18%


Index:  Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy will influence performance significantly. Large or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $10.74     $13.59     $15.61     $15.96
Net investment income (loss)(2)                                      0.07          0.22       0.27       0.24       0.21
Net realized and unrealized gain (loss) on investments               0.76          2.82       2.00       0.35      (0.27)
Total from investment operations                                     0.83          3.04       2.27       0.59      (0.06)
Less distributions:
  Dividends from net investment income                              (0.07)        (0.18)     (0.25)     (0.24)     (0.21)
  Distributions in excess of net investment income                     --            --         --         --(3)      --
  Distributions from net realized gain on investments sold          (0.02)        (0.01)        --         --         --
  Tax return of capital                                                --            --         --         --(3)      --
  Total distributions                                               (0.09)        (0.19)     (0.25)     (0.24)     (0.21)
Net asset value, end of period                                     $10.74        $13.59     $15.61     $15.96     $15.69
Total investment return(4) (%)                                       8.30(5,6)    28.43(6)   16.88       3.84      (0.33)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,111        12,187     34,170     50,254     55,328
Ratio of expenses to average net assets (%)                          0.85(7)       0.85       0.74       0.70       0.72
Ratio of adjusted expenses to average net assets(8) (%)              3.78(7)       1.16         --         --         --
Ratio of net investment income (loss) to average net assets (%)      1.90(7)       1.81       1.88       1.57       1.37
Portfolio turnover rate (%)                                            17            11         19         26         46


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

V.A. International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective. To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

Nicholas-Applegate
Capital Management
----------------------------------
U.S.-based team responsible for
 day-to-day investment manage-
 ment since December 2000

Founded in 1984

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000

                                              -0.54%   16.76%   31.55%   -25.17%


2001 total return as of March 31: -19.07%
Best quarter: Q4 `99, 25.38% Worst quarter: Q3 `98, -17.11%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                    -25.17%      -16.34%
Life of fund - began 8/29/96                                6.02%        5.25%


Index: MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $11.23     $10.50     $12.18     $15.45
Net investment income (loss)(2)                                      0.07          0.05       0.07       0.07       0.03
Net realized and unrealized gain (loss) on investments               1.20         (0.13)      1.69       3.75      (3.93)
Total from investment operations                                     1.27         (0.08)      1.76       3.82      (3.90)
Less distributions:
  Dividends from net investment income                              (0.04)        (0.01)     (0.07)     (0.08)     (0.17)
  Dividends in excess of net investment income                         --            --      (0.01)     (0.02)        --
  Distributions from net realized gain on investments sold             --         (0.64)        --      (0.45)     (0.37)
  Total distributions                                               (0.04)        (0.65)     (0.08)     (0.55)     (0.54)
Net asset value, end of period                                     $11.23        $10.50     $12.18     $15.45     $11.01
Total investment return(3,4) (%)                                    12.75(5)      (0.54)     16.75      31.55     (25.17)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        2,267         3,792      7,201      9,375      7,330
Ratio of expenses to average net assets (%)                          1.15(6)       1.15       1.15       1.15       1.15
Ratio of adjusted expenses to average net assets(7) (%)              3.13(6)       2.04       3.13       2.51       3.24
Ratio of net investment income (loss) to average net assets (%)      2.03(6)       0.43       0.59       0.52       0.19
Portfolio turnover rate (%)                                            14           273         89        116        177


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                      1998    1999    2000

                                                      8.57%   1.23%   27.16%


2001 total return as of March 31: -13.63%
Best quarter: Q4 `98, 16.08% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      27.16%       -9.10%
Life of fund - began 4/30/97                                18.90%       16.17%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/97(1)      12/98     12/99      12/00
---------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $13.44    $14.45     $14.46
Net investment income (loss)(2)                                      0.11          0.18      0.11       0.06
Net realized and unrealized gain (loss) on investments               3.39          0.97      0.06       3.87
Total from investment operations                                     3.50          1.15      0.17       3.93
Less distributions:
  Dividends from net investment income                              (0.05)        (0.14)    (0.10)     (0.05)
  Distributions from net realized gain on investments sold          (0.01)           --(3)  (0.05)        --
  Tax return of capital                                                --            --     (0.01)        --
  Total distributions                                               (0.06)        (0.14)    (0.16)     (0.05)
Net asset value, end of period                                     $13.44        $14.45    $14.46     $18.34
Total investment return(4) (%)                                      35.05(5,6)     8.55      1.23      27.16
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       18,465        54,569    49,312     71,367
Ratio of expenses to average net assets (%)                          1.05(7)       0.92      0.90       0.90
Ratio of adjusted expenses to average net assets(8) (%)              1.39(7)         --        --         --
Ratio of net investment income (loss) to average net assets (%)      1.32(7)       1.25      0.77       0.36
Portfolio turnover rate (%)                                            11            38        72         41


(1)   Began operations on April 30, 1997.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

V.A. Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long- term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies. Typically, these companies provide full-service banking, have primarily domestic assets and are based outside of money centers such as New York City and Chicago.

In managing the portfolio, the managers focus primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/ earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1998
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE


[Clip Art] The graph shows the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Total return -- calendar year
--------------------------------------------------------------------------------
                                                                1999     2000

                                                                -4.86%   17.91%


2001 total return as of March 31: -1.59%
Best quarter: Q4 `98, 16.10% Worst quarter: Q3 `98, -15.94%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     17.91%       -9.10%
Life of fund - began 5/1/98                                 1.83%        7.70%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. For instance, when interest rates fall or economic conditions deteriorate, regional bank stocks could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

A decline in a region's economy could hurt the banks in that region. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased during the year.

Figures audited by Ernst & Young LLP.


-----------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)       12/99     12/00
-----------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00          $9.28     $8.56
Net investment income (loss)(2)                                      0.09           0.12      0.16
Net realized and unrealized gain (loss) on investments              (0.74)         (0.57)     1.34
Total from investment operations                                    (0.65)         (0.45)     1.50
Less distributions:
  Dividends from net investment income                              (0.07)         (0.12)    (0.17)
  Distributions from net realized gain on investments sold             --(3)       (0.15)       --
  Total distributions                                               (0.07)         (0.27)    (0.17)
Net asset value, end of period                                      $9.28          $8.56     $9.89
Total investment return(4) (%)                                      (6.43)(5,6)    (4.86)    17.91
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       20,256         20,295    13,733
Ratio of expenses to average net assets (%)                          1.05(7)        1.00      1.01
Ratio of adjusted expenses to average net assets(8) (%)              1.14(7)          --        --
Ratio of net investment income (loss) to average net assets (%)      1.39(7)        1.30      1.92
Portfolio turnover rate (%)                                            28             49        32


(1)   Began operations on May 1, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4)   Assumes dividend reinvestment.

(5)   Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.

V.A. Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 65% of assets in a diversified portfolio of debt securities. These include corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in junk bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all different quality levels and maturities from many different issuers, potentially including foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Ho, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1985
Began business career in 1977

Benjamin A. Matthews
------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                               1997     1998     1999     2000


                                               9.31%    9.41%    -0.51%   11.89%

2001 total return as of March 31: 2.85%
Best quarter: Q3 `98, 4.76%  Worst quarter: Q1 `97, -0.96%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      11.89%       9.39%
Life of fund - began 8/29/96                                7.88%        7.28%

Index: Lehman Brothers Credit Bond Index, an unmanaged index of corporate bonds and Yankee bonds.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


--------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)     12/97      12/98      12/99       12/00
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00       $10.19     $10.36     $10.51      $9.81
Net investment income (loss)(2)                                      0.23         0.68       0.63       0.64       0.64
Net realized and unrealized gain (loss) on investments               0.21         0.24       0.32      (0.70)      0.50
Total from investment operations                                     0.44         0.92       0.95      (0.06)      1.12
Less distributions:
  Dividends from net investment income                              (0.23)       (0.68)     (0.63)     (0.64)     (0.64)
  Distributions from net realized gain on investments sold          (0.02)       (0.07)     (0.17)        --         --
  Total distributions                                               (0.25)       (0.75)     (0.80)     (0.64)     (0.64)
Net asset value, end of period                                     $10.19       $10.36     $10.51      $9.81     $10.29
Total investment return(3,4) (%)                                     4.42(5)      9.30       9.41      (0.51)     11.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        1,056        3,682     10,669     12,531     25,173
Ratio of expenses to average net assets (%)                          0.75(6)      0.75       0.75       0.75       0.75
Ratio of adjusted expenses to average net assets(7) (%)              4.15(6)      2.53       1.34       1.01       0.92
Ratio of net investment income (loss) to average net assets (%)      6.69(6)      6.57       5.93       6.39       6.47
Portfolio turnover rate (%)                                            45          193        367        307        298


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. High Yield Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 65% of assets in U.S. and foreign bonds rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in junk bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual bonds to buy. The managers use top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves.

The managers also look at companies' financing cycles to determine which types of securities (for example, bonds, preferred stocks or common stocks) to favor. The fund typically invests in a broad range of industries, although it may invest up to 40% of assets in electric utilities and telecommunications companies.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of net assets in U.S. and foreign stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Arthur N. Calavritinos, CFA
--------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1988
Began business career in 1986

Frederick L. Cavanaugh, Jr.
--------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1986
Began business career in 1975

Janet L. Clay, CFA
--------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1990


Daniel S. Janis
--------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Manager of forward desk at
  Morgan Stanley (1991-1997)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1998     1999     2000

                                                       -9.81%   13.12%   -6.08%

2001 total return as of March 31: 1.15%
Best quarter: Q2 `99, 4.51% Worst quarter: Q3 `98, -14.84%
--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -6.08%       -5.86%
Life of fund - began 1/6/98                                 -1.41%       -1.81%*

Index: Lehman Brothers U.S. Corporate High Yield Bond Index, an unmanaged index of high-yield bonds.

*As of December 31, 1997.

MAIN RISKS

[Clip Art] The major factors in the fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o If the fund concentrates its investments in telecommunications or electric utilities, its performance could be tied more closely to those industries than to the market as a whole.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased during the year.

Figures audited by Ernst & Young LLP.


-------------------------------------------------------------------------------------------------
Period ended:                                                      12/98(1)     12/99    12/00
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00       $8.22    $8.31
Net investment income (loss)(2)                                      0.90        0.88     0.94
Net realized and unrealized gain (loss) on investments              (1.82)       0.16    (1.40)
Total from investment operations                                    (0.92)       1.04    (0.46)
Less distributions:
  Dividends from net investment income                              (0.84)      (0.88)   (0.94)
  Distributions from net realized gain on investments sold             --       (0.07)   (0.23)
  Tax return of capital                                             (0.02)         --       --
  Total distributions                                               (0.86)      (0.95)   (1.17)
Net asset value, end of period                                      $8.22       $8.31    $6.68
Total investment return(3,4) (%)                                    (9.80)(5)   13.12    (6.08)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        8,120       9,287    7,219
Ratio of expenses to average net assets (%)                          0.85(6)     0.85     0.85
Ratio of adjusted expenses to average net assets(7) (%)              1.15(6)     1.03     1.24
Ratio of net investment income (loss) to average net assets (%)      9.85(6)    10.56    12.12
Portfolio turnover rate (%)                                           102         122       56


(1)   Began operations on January 6, 1998.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Money Market Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

o     U.S. and foreign companies

o     U.S. and foreign banks

o     U.S. and foreign governments

o     U.S. agencies, states and municipalities

o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================

PORTFOLIO MANAGERS

Team of money market research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-824-0335

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                               1997     1998     1999     2000

                                               4.90%    4.90%    4.60%    5.90%

2001 total return as of March 31: 1.30%
Best quarter: Q1 `98, 1.25% Worst quarter: Q1 `99, 1.06%


--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                                         Fund
1 year                                                                   5.90%
Life of fund - began 8/29/96                                             5.00%

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                       12/96(1)      12/97      12/98      12/99     12/00
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $1.00         $1.00      $1.00      $1.00      $1.00
Net investment income (loss)(2)                                      0.02          0.05       0.05       0.05       0.06
Less distributions:
  Dividends from net investment income                              (0.02)        (0.05)     (0.05)     (0.05)     (0.06)
Net asset value, end of period                                      $1.00         $1.00      $1.00      $1.00      $1.00
Total investment return(3) (%)                                       1.61(4,5)     4.88(5)    4.87       4.58       5.90
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          207         8,377     16,519     32,952     73,917
Ratio of expenses to average net assets (%)                          0.75(6)       0.75       0.74       0.66       0.60
Ratio of adjusted expenses to average net assets(7) (%)             27.48(6)       1.27         --         --         --
Ratio of net investment income (loss) to average net assets (%)      4.68(6)       4.86       4.70       4.55       5.86


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following categories of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range. There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major categories based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one category.

Within each category, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
---------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Arthur N. Calavritinos, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1988
Began business career in 1986

Janet L. Clay, CFA
---------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1990


Daniel S. Janis
---------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                 1997     1998    1999    2000

                                                 11.77%   4.92%   4.82%   1.40%

2001 total return as of March 31: 1.06%
Best quarter: Q2 `97, 6.28% Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      1.40%        11.85%
Life of fund - began 8/29/96                                6.72%        7.70%

Index: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Figures audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12/96(1)      12/97      12/98      12/99      12/00
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.00        $10.30     $10.47     $10.10      $9.77
Net investment income (loss)(2)                                      0.27          0.91       0.85       0.80       0.83
Net realized and unrealized gain (loss) on investments               0.36          0.26      (0.35)     (0.33)     (0.71)
Total from investment operations                                     0.63          1.17       0.50       0.47       0.12
Less distributions:
  Dividends from net investment income                              (0.27)        (0.91)     (0.85)     (0.80)     (0.83)
  Distributions from net realized gain on investments sold          (0.06)        (0.09)     (0.02)        --      (0.09)
  Total distributions                                               (0.33)        (1.00)     (0.87)     (0.80)     (0.92)
Net asset value, end of period                                     $10.30        $10.47     $10.10      $9.77      $8.97
Total investment return(3) (%)                                       6.45(4,5)    11.77(5)    4.92(5)    4.82(5)    1.40
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        2,131         5,540     15,019     22,282     34,472
Ratio of expenses to average net assets (%)                          0.85(6)       0.85       0.85       0.85       0.76
Ratio of adjusted expenses to average net assets(7) (%)              2.28(6)       1.37       0.93       0.87         --
Ratio of net investment income (loss) to average net assets (%)      7.89(6)       8.77       8.19       8.06       8.91
Portfolio turnover rate (%)                                            73           110         92         53(8)      53


(1)   Began operations on August 29, 1996.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Assumes dividend reinvestment.

(4)   Not annualized.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Porfolio turnover rate excludes merger activity.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Except for V.A. Money Market Fund, which values its securities at amortized cost, securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:

--------------------------------------------------------------------------------
Equity Funds                                                  % of net assets
--------------------------------------------------------------------------------
V.A. Core Equity Fund                                         0.70%
V.A. 500 Index Fund                                           0.10%
V.A. Large Cap Growth Fund                                    0.75%
V.A. Mid Cap Growth Fund                                      0.75%
V.A. Relative Value Fund                                      0.60%
V.A. Small Cap Growth Fund                                    0.75%
V.A. Sovereign Investors Fund                                 0.60%

--------------------------------------------------------------------------------
International Funds
--------------------------------------------------------------------------------
V.A. International Fund                                       0.90%

--------------------------------------------------------------------------------
Sector Funds
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                0.80%
V.A. Regional Bank Fund                                       0.80%

--------------------------------------------------------------------------------
Income Funds
--------------------------------------------------------------------------------
V.A. Bond Fund                                                0.50%
V.A. High Yield Bond Fund                                     0.60%
V.A. Money Market Fund                                        0.50%
V.A. Strategic Income Fund                                    0.60%

The adviser pays subadvisory fees out of its own assets, and no fund is responsible for paying a fee to its subadviser.


Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2002. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.


--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


32  ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.

                            ------------------------
                                    Variable
                                contract holders
                            ------------------------

                            ------------------------
                                Insurance company
                                separate accounts
                            ------------------------

                            ------------------------
                                   Declaration
                                      funds
                            ------------------------


               ---------------------------------------------------
                                   Subadvisers
                           Independence Investment LLC
                                53 State Street
                                Boston, MA 02109


                               Nicholas-Applegate
                               Capital Management
                               600 West Broadway
                          San Diego, California 92101

                         Provide portfolio management
                                to certain funds.
               ---------------------------------------------------

               ---------------------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                              investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                   Custodians

                           Investors Bank & Trust Co.

                      State Street Bank and Trust Company

                       Hold the funds' assets, settle all
                      portfolio trades and collect most of
                        the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                FUND DETAILS  33

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC.
For access to the Reference Room call
1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437


[LOGO](R)
John Hancock Funds, Inc.

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

(C)2001 JOHN HANCOCK FUNDS, INC.     VA00P  5/01

The latest report from your
Fund's management team

ANNUAL REPORT

Declaration Trust

Equity                V.A. Core Equity Fund
                      V.A. 500 Index Fund
                      V.A. Large Cap Growth Fund
                      V.A. Mid Cap Growth Fund
                      V.A. Relative Value Fund
                      (formerly V.A. Large Cap Value Fund)
                      V.A. Small Cap Growth Fund
                      V.A. Sovereign Investors Fund
------------------------------------------------------
International         V.A. International Fund
------------------------------------------------------
Sector                V.A. Financial Industries Fund
                      V.A. Regional Bank Fund
                      V.A. Technology Fund
------------------------------------------------------
Income                V.A. Bond Fund
                      V.A. High Yield Bond Fund
                      V.A. Money Market Fund
                      V.A. Strategic Income Fund

DECEMBER 31, 2000


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



Table of Contents

                                                                      Page

1) CEO Corner                                                            3

2) Portfolio Manager Commentary

This commentary reflects the views of the portfolio managers or portfolio management teams through the end of the period discussed in this report. Of course, the managers' or team's views are subject to change as market and other conditions warrant.

Equity

V.A. Core Equity Fund                                                    4
V.A. 500 Index Fund                                                      7
V.A. Large Cap Growth Fund                                              10
V.A. Mid Cap Growth Fund                                                13
V.A. Relative Value Fund                                                16
V.A. Small Cap Growth Fund                                              19
V.A. Sovereign Investors Fund                                           22

International

V.A. International Fund                                                 25

Sector

V.A. Financial Industries Fund                                          28
V.A. Regional Bank Fund                                                 31
V.A. Technology Fund                                                    34

Income

V.A. Bond Fund                                                          37
V.A. High Yield Bond Fund                                               40
V.A. Money Market Fund                                                  43
V.A. Strategic Income Fund                                              45

3) Financial Statements                                                 48

4) Notes to Financial Statements                                       121


TRUSTEES

Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
* Members of the Audit Committee

OFFICERS

Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIANS

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
V.A. Bond Fund
V.A. Core Equity Fund
V.A. Financial Industries Fund
V.A. High Yield Bond Fund
V.A. Large Cap Growth Fund
V.A. Mid Cap Growth Fund
V.A. Regional Bank Fund
V.A. Relative Value Fund
V.A. Small Cap Growth Fund
V.A. Sovereign Investors Fund
V.A. Strategic Income Fund
V.A. Technology Fund

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
V.A. 500 Index Fund
V.A. International Fund
V.A. Money Market Fund

TRANSFER AGENT

John Hancock Annuity Servicing Office
529 Main Street (X-4)
Charlestown, Massachusetts 02129

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISERS

American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530
V.A. Technology Fund

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101
V.A. International Fund

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109
V.A. Core Equity Fund

ISSUER

John Hancock  Life Insurance Company
John Hancock Variable Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not Licensed in New York

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to second paragraph.]

DEAR SHAREHOLDERS:

After providing investors with positive returns since 1991, and double-digit returns since 1995, the stock market brought investors down to earth in 2000. High-priced technology stocks plunged from their record highs, and rising interest rates produced a slowing economy by year end. The tech-heavy NASDAQ Composite Index ended the year losing 39.29%, while the Standard & Poor's 500 Index fell 9.10%.

If nothing else, the year 2000 served as a reminder for investors to set more realistic expectations, especially given how unusual the string of strong returns was between 1995 and 1999. It also highlighted the importance of having a diversified portfolio and maintaining a long-term perspective, particularly during tempestuous market times, to avoid making emotional, perhaps costly, investment decisions.

We begin 2001 with a new U.S. president, new possibilities and lingering uncertainties. Questions remain about how successful the Federal Reserve will be in achieving the sought-after "soft landing" for the economy. As this story unfolds, the impact of a slower-growing economy on corporate profits will emerge. Even though the Fed remains a key driver of the market's direction, we are also watching Washington, D.C. as President George W. Bush takes control and attempts to enact tax cuts.

Market moves aside, this is a time of year when many investors' thoughts often turn to more taxing matters. As part of your tax-planning strategy, we encourage you to work with your investment professional to consider the various options for minimizing and deferring tax payments -- in an effort to maximize results. These include focusing on tax-exempt funds, contributing the maximum to retirement plans, establishing or adding to IRAs and funding a variable annuity. These concrete steps, coupled with a rededication to the tenets of long-term investing, are good ways to get the new year off to the right start.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN CHIEF EXECUTIVE OFFICER



BY PAUL MCMANUS FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Core Equity Fund

Slowing economy, dimming earnings prospects sink stocks

The year 2000 was marked by unprecedented volatility, as the markets fell sharply in the spring, rallied over the summer and plunged again during the final four months of the year. The Federal Reserve Board, which had already hiked interest rates three times in 1999, added three more increases in the first half of 2000, including a 0.50% increase in May. With share prices in technology, telecommunications and biotechnology stocks reflecting unrealistically optimistic expectations, the Fed's actions were enough to puncture the speculative bubble and bring the popular market averages lower. The tech-heavy NASDAQ Composite Index was particularly vulnerable, shedding a whopping 39.29% in 2000.

"On a relative
 basis, we
 were helped
 by our
 holdings in
 health
 care..."

At the time of the Fed's final increase on May 16, there was scant evidence of decelerating growth in corporate earnings or the overall economy. Accordingly, the markets rallied during the summer, buoyed by investors' belief that interest rates were stabilizing and their hope that higher rates would cool the economy without doing significant damage to earnings.

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is General Electric 4.6%, the second is Citigroup 4.4%, the third Pfizer 3.6%, the fourth
Merck 3.2% and the fifth ExxonMobil 3.0%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

That hope was shattered in the fall. Prominent companies in a broad variety of sectors issued warnings that fourth-quarter profits would be substantially lower than previously expected. At the same time, data on industrial production, retail sales, employment and consumer confidence all gave evidence of a slowing economy. As a result, sellers took control and the markets plummeted. Defensive sectors like health care, consumer nondurables and financial services managed to buck the trend, as did energy, but growth stocks in most sectors had an extremely difficult year in 2000.

Performance summary

The Fund continued to implement its strategy of buying undervalued stocks of companies with improving fundamentals. In sectors such as technology, however, it was more a question of identifying the companies that appeared to suffer the least deterioration in fundamentals. The Fund had a losing year but finished ahead of the S&P 500 Index, primarily due to favorable stock selection. For the 12 months ended December 31, 2000, John Hancock V.A. Core Equity Fund had a return of -7.11% at net asset value. In comparison, the S&P 500 returned -9.10%, including reinvested dividends. However, the Fund trailed the 1.15% return of the average variable annuity growth and income fund, according to Lipper, Inc. Many funds in the Lipper average have a heavier emphasis on value-oriented investments, which were the place to be, especially during the second half of the period. Longer-term performance information can be found on page six.

Health care, financials help returns

On a relative basis, we were helped by our holdings in health care, a sector we steadily increased throughout the year. Compared with companies in other sectors, health-care firms, especially pharmaceutical companies, had generally superior earnings growth prospects. One of the best performers, Warner-Lambert, rose sharply as a result of being the target of a bidding war between Pfizer and American Home Products (Pfizer ultimately won). Merck, Pharmacia, Bristol-Myers Squibb and Schering-Plough were other drug stocks that made meaningful contributions to performance.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 2% with -10% at the bottom and 2% at the top. The first bar represents the -7.11% total return for John Hancock V.A. Core Equity Fund. The second bar represents the 1.15% total return for Average variable annuity growth and income fund. A note below the chart reads "The total return for John Hancock V.A. Core Equity Fund is at net asset value with all distributions reinvested. The average variable annuity growth and income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Financial stocks were another area of strength, helped by the growing consensus that a weakening economy would bring lower interest rates. Both stock selection and a marginal overweighting aided performance relative to our benchmark. One of our top performers, Fannie Mae, also benefited when Congress lost interest in an initiative that would have removed the competitive advantages Fannie Mae enjoys because of its status as a quasi-government organization. Another holding in the sector meriting mention is Citigroup, which continued to post consistently good earnings growth through its favorable mix of banking, brokerage and insurance businesses.

Technology and telecommunications hit the skids

Leading the list of negative contributors were many names that made positive contributions a year ago. Microsoft was hurt earlier in the year by the Justice Department's antitrust lawsuit, then by slowing demand for personal computers. We reduced the position to below market weight in the first half of the period, but the stock still hurt performance substantially. Lucent Technologies was a different story. We liked the stock for the first half of the year, but it subsequently became apparent to us that the company was slipping behind competitors in some key technological areas. Consequently, we sold the entire position in the fourth quarter. Long-distance provider WorldCom reflected the intense competition for telephone services of all kinds, as did Sprint and AT&T, two other lackluster performers. Despite the carnage, we maintained roughly a market weighting in technology. The Fund stresses diversification and attempts to keep its risk profile similar to that of the S&P 500 Index.

"...we would
 not be
 surprised to
 see a
 series of
 interest-rate
 reductions."

Looking ahead

Amid considerable pessimism about stocks, the Fed surprised investors by cutting interest rates on January 3, just after the period ended. It appears that the primary challenge facing investors over the short term will be balancing the positive effects of lower rates with the negative ramifications of slower earnings growth. Through its actions, the Fed has served notice that it intends to be aggressive about addressing the current slowdown, so we would not be surprised to see a series of interest-rate reductions. Furthermore, history has shown that the stock market responds well to multiple rate cuts by the Fed. We will consider these and many other factors as we continue our search for undervalued stocks of companies with improving fundamentals.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                     ONE    INCEPTION
                                                    YEAR    (8/29/96)
                                              ----------   ----------
Cumulative Total Returns                          (7.11%)      98.43%
Average Annual Total Returns(1)                   (7.11%)      17.11%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 16.69%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Core Equity Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Core Equity Fund on August 29, 1996 and is equal to $19,844 as of December 31, 2000.



BY ROGER HAMILTON, CFA, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. 500 Index Fund. Caption below reads "Roger Hamilton."]

John Hancock
V.A. 500 Index Fund

Tech stock sell-off causes S&P 500 Index to post weak performance

During 2000, the Standard & Poor's 500 Index posted one of its largest losses in more than a decade, declining 9.10% for the year. But the Index's losses seem worse than they really were. While technology and telecommunications stocks -- two of the most influential groups within the Index -- suffered painful declines during the year, more than 249 out of 444 stocks that were in the Index at the start of 2000 actually posted gains for the year. Among the year's bright spots were groups like drugs, electric utilities, energy, insurance, food and thrifts. Possibly the most notable trend in 2000 was the shift away from high-growth tech and telecommunications companies into more defensive, value-oriented stocks. After bidding up their prices in 1998, 1999 and the first quarter of 2000, investors suddenly and dramatically soured on both tech and telecom as they became increasingly concerned that the business fundamentals of most of these companies didn't justify their sky-high valuations. That's not to say that tech and telecom stocks were the year's only disappointments. Retailers, automotive companies and basic-material producers also posted losses as concerns about a slowing economy weighed heavily on these groups.

"...the biggest
 story of
 2000 was the
 reversal of
 fortune of
 tech and
 telecommuni-
 cations
 stocks."

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.1%, the second is ExxonMobil 2.5%, the third Pfizer 2.4%, the fourth Cisco Systems 2.2% and the fifth Citigroup 2.1%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance

John Hancock V.A. 500 Index Fund had a total return of -9.28% at net asset value. By comparison, the average variable annuity S&P 500 Index objective fund had a total return of -9.32%, according to Lipper, Inc. Historical performance information can be found on page nine.

In managing the Fund, our goal is to have our holdings closely track those of the S&P 500 Index, while minimizing the costs associated with buying and selling shares of stocks. Although there are frequent changes in the composition of the Index, we re-balance the Fund's holdings less frequently to minimize transaction costs. When we get additional money into the Fund that cannot immediately be deployed into Index components, we buy S&P 500 Index futures, which allow us to participate in the Index's performance without incurring the higher transaction costs of buying stocks.

Incidentally, 2000 was one of those years when there were many changes in the composition of the Index. As a result of a variety of factors, including mergers and acquisitions, financial failures or others, more than 56 new companies were added to the Index during the year.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -10% at the bottom and 0% at the top. The first bar represents the -9.28% total return for John Hancock V.A. 500 Index Fund. The second bar represents the -9.10% total return for S&P 500 Index. The third bar represents the -9.32% total return for Average variable annuity S&P 500 Index objective fund. A note below the chart reads "The total return for John Hancock V.A. 500 Index Fund is at net asset value with all distributions reinvested. The average variable annuity S&P 500 Index objective fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"Given the
 slowing
 economy,
 we could
 see more
 disappointing
 earnings
 results."

Leaders and laggards

Undoubtedly, the biggest story of 2000 was the reversal of fortune of tech and telecommunications stocks. After posting eye-popping gains in 1999 and the first quarter of 2000, the tech stock mania stalled. From Internet-related companies to software makers to hardware manufacturers, investors increasingly sold tech stocks as evidence mounted that the slowing economy was eating away at profits. Losses suffered by Internet access providers Yahoo! and AOL took a big toll on the Index's performance on a capitalization weighted basis, losing more than 85% and 54%, respectively, for the year. Lucent Technologies posted a loss of nearly 81%. Shares of the beleaguered e-tailer Amazon.com slid almost 80% as investors worried that holiday sales would weaken. WorldCom and AT&T both suffered losses in excess of 65% in the wake of falling long-distance prices. Dell Computer and Intel lost 65% and 27%, respectively, due to slower-than-expected demand for personal computers. Microsoft tumbled more than 62% on worries about the antitrust suit against the company, coupled with weaker demand for its software.

But outside the tech and telecommunications sectors, nowhere was the S&P 500 Index's health more evident than in the financial and drug sectors. Finance company Washington Mutual and insurance giant American International Group posted gains of 105% and 36% in response to expectations that falling interest rates in 2001 would boost their financial results. Likewise, Fannie Mae got a lift from the prospect of falling rates, and posted a gain of more than 38%. Citigroup, up 22%, was also boosted by the prospect of lower interest rates. Within the drug sector, Pfizer and Merck each rose about 40% on investors' growing desire for defensive stocks and on expectations that the demand for established drugs will remain steady. Higher oil prices lifted energy stocks, particularly Enron, which rose more than 87% during the year. Rounding out the Index's top 10 biggest contributors for 2000 were two consumer products companies nearly left for dead in 1999. Philip Morris surged more than 91% and PepsiCo gained roughly 40%.

Outlook

The first half of 2001 could continue to be a difficult period for the stock market. Given the slowing economy, we could see more disappointing earnings results. But after the Fed's surprise move to cut rates just days after the year ended, and with the prospect of more rate cuts in the offing, we are hopeful that it could provide the impetus for better stock-market performance in the second half of the year. No matter what the direction of the market, our goal will be to closely track the performance of the S&P 500 Index, and our performance will be dictated by the Index. The past year has served as a useful reminder that S&P 500 Index funds are susceptible to market downturns, and, as a result, the Fund's share price will rise and fall in response to gains or losses posted by the underlying stocks in the Index.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                                SINCE
                                                     ONE    INCEPTION
                                                    YEAR    (8/29/96)
                                              ----------   ----------
Cumulative Total Returns                          (9.28%)     103.25%
Average Annual Total Returns(1)                   (9.28%)      17.75%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) and the management fee to 0.l0% of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (9.86%) and 17.20%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. 500 Index Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. 500 Index Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. 500 Index Fund on August 29, 1996 and is equal to $20,326 as of December 31, 2000.



BY WILLIAM L. BRAMAN AND ROBERT UEK FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Large Cap Growth Fund

Tough going for Fund and stock market in 2000

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Large Cap Growth Fund. Caption below reads "Will Braman."]

The bears were out in full force during the past 12 months, particularly in the technology arena. Volatility began early on and continued in prolonged bouts as the period progressed. Speculation about the economy's direction and the sustainability of corporate profits dominated investors' concerns. By year's end, all the major stock indexes were down considerably, as was John Hancock V.A. Large Cap Growth Fund.

"...all the
 major stock
 indexes were
 down..."

Fund performance

For the 12 months ended December 31, 2000, the Fund produced a total return of -31.30% at net asset value. By comparison, the Fund's benchmark index, the Russell Top 200 Growth Index, returned -24.53%, the tech-heavy NASDAQ Composite Index returned -39.29% and the broader market, as measured by the Standard & Poor's 500 Index, returned -9.10%. In the same period, the average variable annuity growth fund returned -9.22%, according to Lipper, Inc. Historical performance information can be found on page 12. The Fund's performance lagged its peers primarily because of our heavy stake in technology, particularly the more aggressive companies, which we maintained throughout much of the year. As the earnings of many technology companies decelerated, their stock prices came back down to earth.

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is Pfizer 5.3%, the second is General Electric 4.7%, the third Cisco Systems 4.1%, the fourth Oracle Systems 3.6% and the fifth Tyco International
3.6%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Technology struggles

For a long time, we have been espousing the dynamic long-term growth prospects of many technology stocks and, indeed, the sector itself. We firmly believe technology companies will continue to drive not only the United States' economy but the world's as well, thereby providing investors with considerable long-term growth potential. The strength of the technology stock sector in recent years is certainly a testament to this belief. However, with each interest rate increase by the Federal Reserve Board this past spring -- and then with each new economic report suggesting a slowdown -- investors began to question the ability of companies, particularly technology firms, to continue meeting the very high earnings expectations of the past few years. Consequently, it grew increasingly difficult for many investors to justify the high stock prices in exchange for the potential payback. When a company posted disappointing earnings -- as many did -- the stock price was pummeled. As the stock prices in the tech and biotech sec tors dropped, fears arose about the possible price declines of other richly valued stocks. Investors harvested whatever profits they could and ran for cover in the United States Treasury market.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -35% at the bottom and 0% at the top. The first bar represents the -31.30% total return for John Hancock V.A. Large Cap Growth Fund. The second bar represents the -9.22% total return for Average variable annuity growth fund. A note below the chart reads "The total return for John Hancock V.A. Large Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity growth fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Tech holdings reduced

Throughout the period, a large amount of the Fund's net assets remained in the technology sector, with the weighting peaking in September at around 60% of net assets. By period's end, however, the stake was reduced to 43%. While the sector's downturn had a hand in bringing that figure down, we also eliminated many holdings from the Fund. Our reasons had more to do with the possibility of further stock price volatility than with any concerns we had about the business fundamentals or long-term growth prospects of many of the companies we sold.

In trimming the Fund's weighting, we targeted many names relating to personal computer hardware. Issues we sold included IBM, Microsoft, Gateway, Dell and Hewlett Packard. We also eliminated positions in commodity semiconductors and semiconductor equipment by selling Intel, Texas Instruments, Applied Materials and Micron. Other high-priced stocks that demonstrated an increased risk of price declines were sold as well. In the biotechnology sector, we moved out of Immunex and Amgen. We held on to, and even purchased, some stocks in the computer networking and communications sub sectors as stock prices became increasingly attractive. We bought such issues as Juniper Networks, CIENA, JDS Uniphase and Nortel Networks.

Health care, finance increased

As the period progressed, we added to the Fund's weighting in health-care and financial stocks. In health care, it was the pharmaceuticals we sought. This past year, investors prized the earnings predictability of large drug companies. These steady growers are also defensive in nature, as they are relatively insulated from economic changes. We increased the size of our stakes in Pfizer, Pharmacia and Johnson & Johnson and initiated a new position in Merck. As technology stock prices dropped, drug stocks soared.

"...we are
 mindful that
 plenty of
 volatility may
 well lie
 ahead."

Our financial focus has been fairly broad-based, though we emphasized insurance names slightly. In addition to the relatively attractive stock prices, the business cycle and pricing environment among property casualty and insurance companies has been improving. We also thought it prudent for the Fund to have exposure to the mortgage-lending and consumer-lending sub sectors. The stocks that caught our attention include AFLAC, American General, Wells Fargo, Fannie Mae, MBNA, Citigroup and State Street Corp.

Outlook

Shortly after the close of the period, the Fed cut the fed funds rate by one-half a percent. As encouraged as we are by the Fed's recent actions, we are mindful that plenty of volatility may well lie ahead. In our opinion, investors will need quite a bit more convincing before returning to growth stocks. First-quarter earnings reports will be somewhat of a guidepost. The good news is that tech stock prices are now more attractive than they have been in years. While the stock prices of many companies have been taken down by 60% to 70%, many are still growing their earnings by anywhere from 30% to 50%. With that in mind, we are now inclined to selectively increase the Fund's technology exposure and position for what we believe will be an eventual rebound.


A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (31.30%)      10.87%
Average Annual Total Returns(1)                 (31.30%)       2.41%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.72%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell Top 200 Growth Index -- an unmanaged index which measures the performance of the Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Large Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Russell Top 200 Growth Index and is equal to $22,269 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Large Cap Growth Fund on August 29, 1996 and is equal to $11,087 as of December 31, 2000.



BY BARBARA C. FRIEDMAN, CFA, PORTFOLIO MANAGEMENT TEAM LEADER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Mid Cap Growth Fund. Caption below reads "Barbara Friedman."]

John Hancock
V.A. Mid Cap Growth Fund

Mid caps sink along with market

Mid-cap growth stocks held up well in the volatile first half of 2000, but eventually faltered amid a sharp slowdown in economic growth. Early in the year, mid-cap stocks, with their strong earnings and more reasonable valuations, remained in favor. In March, however, investors abandoned technology stocks, concerned that they had reached unsustainably high prices in light of rising interest rates and a potential deceleration in the economy. Growth stocks of all sizes suffered, while safer haven sectors like finance, health care, energy and utilities took off. By the fourth quarter, there was evidence of much slower economic growth. Weaker consumer and corporate spending hurt sales in many sectors. Stock prices fell, with the Russell Midcap Growth Index returning -11.75% for 2000.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Waters Corp. 2.3%, the second is Millennium Pharmaceuticals 1.9%, the third Aeroflex 1.8%, the fourth AFLAC, Inc. 1.8% and the fifth McLeodUSA 1.8%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Strategy and performance review

In this difficult environment, John Hancock V.A. Mid Cap Growth Fund maintained its long-term focus on mid-size companies with strong earnings growth prospects and market capitalizations in the range of the Russell Midcap Growth Index. The Fund's above-average stake in both technology and telecommunications stocks, along with weak performance among radio stocks, resulted in a -11.73% return at net asset value for the year ended December 31, 2000. By comparison, the average variable annuity mid-cap fund, which includes funds that invest in both mid-cap growth and value stocks, returned 5.21%, according to Lipper, Inc. Historical performance information appears on page 15.

"We lightened
 up on
 technology
 over the
 summer, but
 kept a market
 weighting..."

Telecom and radio disappointments

The Fund maintained a high stake in competitive local exchange carriers (CLECs) such as Global Crossing, McLeodUSA, XO Communi cations (formerly NEXTLINK) and Allegiance Telecom. Concerns that some CLECs would be unable to obtain funding to build out their systems hurt the entire sector, sending stock prices down 50% or more for the year. We held on to CLECs that were fully funded through 2001 and, in many cases, beyond. In addition, most of our companies ended the year in better shape fundamentally than a year earlier, having added new customers and access lines faster than anticipated. Radio stocks also declined significantly last year, as investors anticipated a huge slowdown in advertising spending in 2001. We sold smaller, specialized names like Radio One last summer. But during the fall, we added shares of leading broadcasters like Clear Channel Com munications and His panic Broadcasting, believing that inves tors had overreacted to what should be a less precipitous drop in ad spending.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -15% at the bottom and 10% at the top. The first bar represents the -11.73% total return for John Hancock V.A. Mid Cap Growth Fund. The second bar represents the 5.21% total return for Average variable annuity mid-cap fund. A note below the chart reads "The total return for John Hancock V.A. Mid Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity mid-cap fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"...we have
 distributed
 the Fund's
 assets across
 a wider array
 of sectors..."

Technology bright spots

We lightened up on technology over the summer, but kept a market weighting because we expect technology spending to continue to outpace the growth rate of the overall economy. We focused on stocks in the fast-growing areas of data storage and fiber optics. Companies like Brocade Communications Systems, which provides switches for storage systems, benefited as the Internet explosion increased data storage demands. Many top performers for the year were fiber-optics-related businesses, including Corning, a leading fiber supplier, which we sold mid-year; E-Tek Dynamics, an equipment manufacturer, which was bought out; and Applied Micro Circuits, which sells integrated circuits. Comverse Technology also did quite well as demand grew for the profitable, value-added services (like voice mail) that it provides to telephone companies. Unfortunately, we had our share of technology disappointments, including Lexmark International, which makes printers. As PC demand failed to pick up this fall, the stock got hammered, causing us to sell.

Strength in finance and health care

We used the proceeds from our technology sales to add to our finance and health-care investments. Finance stocks climbed largely in anticipation of declining interest rates. Concord EFS, a company that specializes in electronic transaction processing for credit cards, also soared as demand for its services increased. USA Education (formerly Sallie Mae), which makes student loans, benefited from a favorable competitive environment and a recent acquisition. Other strong performers included Ambac Financial Group, a municipal bond insurer that is expanding internationally, and Golden West Financial, a California savings and loan with a sizable mortgage business. In the health-care area, Waters Corp. and Applera Corp.--Applied Biosystems Group posted strong gains as demand increased for the analytical equipment they supply to biotech companies. We added health-care service names like Community Health Systems, a well-managed chain of rural hospitals that took off after going public this summer. Allergan, a drug company that specializes in eye diseases, also boosted performance as investors looked for safer-haven investments.

Outlook for 2001

As we start 2001, we believe the environment will be one of uncertainty, continued volatility and more modest gains. We expect more companies to announce earnings disappointments related to the rapid deceleration in economic growth. But economic growth, though low, should remain positive, as business in many sectors remains strong. Inflation should also remain under control. The fact that the Federal Reserve acted quickly after year end to cut interest rates bodes well for the economy -- and for the market. Going forward, we expect a variety of sectors to participate in any market upturn, although there will also be more distinct winners and losers within each sector. For this reason, we have distributed the Fund's assets across a wider array of sectors with a focus on the strongest mid-cap stocks in each sector -- names that should be among the first to rebound in an economic recovery.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/7/98)
                                             ----------   ----------
Cumulative Total Returns                        (11.73%)      52.13%
Average Annual Total Returns(1)                 (11.73%)      15.12%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (11.83%) and 13.55%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Mid Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell Midcap Growth Index and is equal to $15,737 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Mid Cap Growth Fund on January 7, 1998 and is equal to $15,213 as of December 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $14,148 as of December 31, 2000.



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER,
AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Relative Value Fund. Caption below reads "Timothy
Quinlisk."]

John Hancock
V.A. Relative Value Fund

Stock market declines as economic growth slows

The past year was a difficult one for stock investors. Early on, technology and telecommunications stocks -- the leading growth sectors -- reached what seemed to be unsustainable prices, while investors ignored value sectors like finance and utilities. This situation began to reverse in March, when signs of slower economic growth raised concerns about whether the high-fliers would be able to meet earnings expectations. Investors bolted out of technology in search of safer havens, boosting finance, energy, health-care and utilities stocks. Throughout the summer and into the fall, value stocks continued to lead. The market remained volatile and took a sharp downturn in the fourth quarter amid increasing signs that the economy might be headed for a hard landing. As consumer and corporate spending slowed, the Standard & Poor's 500 Index tumbled, returning -9.10% in 2000.

"We're
 especially
 interested in
 companies
 where there
 is a catalyst
 ...that can
 unlock the
 stock's
 intrinsic
 value."

Fund stays the course

A weak stock market gives us more opportunities to buy great businesses that have the ability to grow and create value over a long period at a time when their stocks are selling at bargain prices. We're especially interested in companies where there is a catalyst -- such as a restructuring, new management or new product -- that can unlock the stock's intrinsic value. For the year ended December 31, 2000, John Hancock V.A. Relative Value Fund stayed ahead of the market, returning -4.80% at net asset value. However, the Fund's above-average investment in beaten-down technology stocks caused us to lag the average variable annuity growth and income fund, which returned 1.15%, according to Lipper, Inc. For historical performance information, please see page 18.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Parametric Technology Corp. 5.3%, the second is AT&T-Liberty Media Group 5.1%, the third Hughes Electronics 5.0%, the fourth Tyco International 4.9% and the fifth Sprint Corp. 4.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Technology nosedives

The Fund's largest stake was in the technology sector, where nearly all stocks -- strong and weak alike -- posted significant declines. Our biggest disappointments included Lucent Technologies, which failed to meet investors' expectations regarding a new product launch; Conexant Systems, which experienced weakening demand from personal computer manufacturers that buy its semiconductors; and Computer Associates International, which saw demand soften as mainframe software customers waited for IBM's newest mainframe product to come out. We held on because we believe these stocks will be among the first to benefit once corporations step up spending again. In a related area, Hughes Electronics, a direct television operator, also saw its stock price sink as subscriber growth weakened.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -5% at the bottom and 5% at the top. The first bar represents the -4.80% total return for John Hancock V.A. Relative Value Fund. The second bar represents the 1.15% total return for Average variable annuity growth and income fund. A note below the chart reads "The total return for John Hancock V.A. Relative Value Fund is at net asset value with all distributions reinvested. The average variable annuity growth and income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Finance and capital goods deliver

Fortunately, our sizable investments in finance and capital goods helped buoy the Fund. In the finance area, we focused on names with strong earnings growth, including Ace, Ltd. and XL Capital, Ltd., property and casualty insurers that benefited as investors anticipated improved pricing. Ambac Financial Group, a municipal bond insurer, also did well, thanks to new market opportunities abroad and growing demand. In the capital goods sector, many of our investments profited from strong demand, including PerkinElmer, a company that supplies health-care testing equipment; Millipore, which provides filtration products for the pharmaceutical, biotechnology, and semiconductor markets; Corning, the leading provider of fiber for fiber-optic networks; and Amphenol, an electronics company that makes connectors for the aerospace, cable and wireless industries. As these stocks reached full valuations, we took profits.

Diverse operations gain

Our investments in multi-industry companies like Tyco International and Honeywell International also bolstered performance. Tyco, a company with a diverse mix of businesses and strong execution, spun off some assets in the second half of the year, which helped unlock the stock's value. Honeywell, whose management was under tremendous pressure to better integrate its Allied-Signal acquisition, benefited when General Electric announced it was buying the company late in the year. ACNielsen, which provides market research to retailers, and Etec Systems, a semiconductor equipment provider, also were strong performers, thanks to buyouts during the period. Finally, local telephone providers CenturyTel and Verizon Communications did well as investors began to focus on the value of their core local telephone businesses.

"We are
 positioning
 the Fund for
 a recovery,
 but think
 it will be
 different from
 the past."

Volatility yields opportunity

As we head into 2001, the economic slowdown most likely means more companies will miss earnings expectations, causing increased market volatility. Fortunately, shortly after the new year began, the Federal Reserve began lowering interest rates. Any further rate cuts, along with tax decreases under the new administration, could help re-ignite economic growth. We are positioning the Fund for a recovery, but think it will be different from the past. Typically, the first stocks to benefit are early cyclicals -- retailers, home builders and auto parts stocks, for example, that do well once consumers start spending again. This time, because there is little pent-up consumer demand, we expect more corporate-oriented businesses to be among the first to move. With that in mind, we've begun taking money out of finance and shifting it into beaten-down media, telecom and technology stocks. We've added to our stakes in names like Parametric Technology, a mechanical design maker, and AT&T Corp. -- Liberty Media Group, the largest cable television provider in the United States. We've also made some new purchases including Viacom, the leading media company worldwide, and Sprint, a telephone company with strong local assets as well as long distance and wireless services. We believe our focus on great businesses that are selling at bargain prices will continue to benefit the Fund.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/6/98)
                                             ----------   ----------
Cumulative Total Returns                         (4.80%)      81.03%
Average Annual Total Returns(1)                  (4.80%)      22.01%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets.Without the limitation of expenses, the average annual total return since inception would have been 21.92%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Relative Value Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Relative Value Fund on January 6, 1998 and is equal to $18,103 as of December 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $14,148 as of December 31, 2000.



BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
ANURAG PANDIT, CFA, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Small Cap Growth Fund. Caption below reads "Bernice Behar."]

John Hancock
V.A. Small Cap Growth Fund

Growth stocks fall from favor as technology stumbles in 2000

After a very strong 1999, small-cap growth stocks sank under the weight of falling technology and telecommunications stocks in 2000. Rising interest rates and growing earnings concerns in the face of a slowing economy caused investors to flee these high-priced sectors that had held their undivided attention until mid March. This reversal sent the tech-heavy NASDAQ Composite Index down 39.29% for the year, as investors became more focused on less expensive and more defensive segments of the market like health care, financial and energy stocks. Value stocks replaced growth stocks as the place to be. The result was a huge gap in performance between two of the major indexes that track small-cap stocks, with the Russell 2000 Value Index gaining 22.83% and the Russell 2000 Growth Index losing 22.43% for the year ended December 31, 2000.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Newfield Exploration 1.5%, the second is Corporate Executive Board 1.5%, the third Bindley Western Industries 1.4%, the fourth AmeriSource Health Corp. 1.4% and the fifth LifePoint Hospitals 1.3%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance

John Hancock V.A. Small Cap Growth Fund performed in line with its benchmark Russell 2000 Growth Index, posting a total return of -22.33% at net asset value for the year ended December 31, 2000. That compared with the 0.24% return of the average variable annuity small-cap fund, according to Lipper, Inc. Our relative underperformance stems from the fact that this Lipper group includes funds that were able to invest in more value-oriented stocks. Furthermore, while we were underweight in technology versus our benchmark index, we remained overweighted versus the peer group. We also suspect that some of our peers held on to more of the stocks that recently graduated from small-cap to mid-cap status on their strong performance, since mid-cap companies produced some of the best relative earnings growth. In contrast, we typically sell companies once they grow too big for our small-cap focus.

"...we built
 our weighting
 across a
 number of
 health-care
 industries..."

Individual tech standouts

Despite the tech and telecom group's difficult run this year, good individual stock picking provided us with some standouts, including Internet software company Interwoven and telecommunications equipment companies Virata and Powerwave. While these helped us to outperform the index in the technology category, the group's results were still negative and held us back, especially in the Internet area. Some big detractors were Mediaplex and Broadbase Software, both of which help companies develop their Web sites and target their advertising; they were hurt as the Internet advertising model started to come into question. At appropriate times we sold some of these stocks.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -25% at the bottom and 5% at the top. The first bar represents the -22.33% total return for John Hancock V.A. Small Cap Growth Fund. The second bar represents the 0.24% total return for Average variable annuity small-cap fund. A note below the chart reads "The total return for John Hancock V.A. Small Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity small-cap fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"Even with
 a slowing
 economy, we
 remain confi-
 dent in our
 ability to find
 good small
 companies..."

Going defensive: health care, financials, energy

As questions arose over the year about the strength of user demand across all technology and telecom subsectors, we pared our stakes and put the proceeds into more defensive areas where we felt the relative earnings growth potential appeared more certain for the foreseeable future. These included health care, financials and energy.

A large piece of our health-care stake was in biotechnology companies, where a string of good news -- from the completion of the Human Genome Project, to a flood of new products, increased spending and a favorable capital markets environment -- bodes well for the group. Although biotech stocks have a tendency to be volatile, many of our biotech companies served us well on balance for the year, including CV Therapeutics, COR Therapeutics, NPS Pharmaceuticals and Alkermes. In fact, by the end of the year, we took some profits in our biotech stake not only to lock in gains, but also to position the Fund more defensively and reduce our risk level.

In addition to biotech, we built our weighting across a number of health-care industries, including medical device companies such as Wilson Greatbatch Technologies and distributors such as AmeriSource Health and Bindley Western Industries, which received a takeover proposal from one of the largest health-care distributors. We also upped our stake in rural hospital companies LifePoint Hospitals and Province Healthcare. Their results have improved, and their stock prices too, through a combination of aggressive management of the hospitals they run and positive pricing trends.

We brought our weighting in financial stocks up to our benchmark's level by buying several regional banks with strong growth rates, such as Texas banks Southwest Bancorp and Sterling Bancshares. We also added several specialty property and casualty companies like HCC Insurance and title insurance company Fidelity National, all of which we believe will benefit from a lower interest-rate environment.

With rising oil prices and a pickup in exploration, we added to energy companies like Lone Star Technologies, Pride International and Newfield Exploration. Companies serving the natural gas industry, like Universal Compression, did especially well.

A look ahead

In the short term, we expect small-cap stocks to remain volatile while the economy continues to slow and companies adjust their earnings downward. We're more optimistic about later in the year, however, as small-cap growth stock valuation levels are more attractive now and companies will have a better chance of beating lowered expectations. This is especially true in the wake of the Fed's surprise cut in short-term interest rates just days after the year ended to prevent the economy from stalling. Even with a slowing economy, we remain confident in our ability to find good small companies with accelerating and sustainable earnings growth, dominant positions and strong management. We believe we will be rewarded for holding such companies over the long term.

----------------------------------------------------------------
See the prospectus for a discussion of the risks of investing in small-cap stocks.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (22.33%)      57.38%
Average Annual Total Returns(1)                 (22.33%)      11.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (22.43)% and 10.03%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Small Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged small-cap index that is comprised of 2,000 U.S. stocks. The Russell 2000 Growth Index is an unmanaged index that contains Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Small Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell 2000 Index and is equal to $16,219 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Small Cap Growth Fund on August 29, 1996 and is equal to $15,738 as of December 31, 2000. The third line represents the Russell 2000 Growth Index and is equal to $14,370 as of December 31, 2000.



BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Sovereign Investors Fund. Caption below reads "John Snyder."]

John Hancock
V.A. Sovereign Investors Fund

A significant shift in the market bolsters the Fund's approach

The stock market experienced a significant shift at the end of the first quarter of 2000. In the first quarter, market averages skyrocketed, bolstered by a very narrow group of technology and telecommunications stocks that many investors believed were immune to the vicissitudes of the economy. Lulled into complacency, many investors ignored the kind of fundamental research that is the foundation of our approach -- looking for growth at a reasonable price. Instead, they looked for growth at any price, choosing to pay extremely high prices for a clique of tech and telecom stocks based only on the speculation that these companies would continue to promise or offer vibrant growth.

"As of July 1,
 2000, the
 Fund has
 been able to
 invest up to
 35% of its
 stocks in
 non-dividend
 performers."

[Table at bottom left-hand column entitled "Top Five Stock
Holdings." The first listing is Citigroup 2.7%, the second is Chevron 2.6%, the third Interpublic Group 2.6%, the fourth
Chase Manhattan 2.5% and the fifth Minnesota Mining &
Manufacturing 2.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

All of that changed during the second quarter and as we progressed through the year. The economy softened, the speculative bubble burst, issues of credit quality plagued the financial markets and corporate spending fell sharply. Corporate announcements of earnings shortfalls became more widespread. In response, there was a dramatic selloff in the overvalued technology and telecommunications sectors, and the market began to broaden as investor attitudes changed. No longer cavalier about risk, investors turned toward attractively valued companies with steady growth that are perceived to be havens safe from an economic downturn -- precisely the kinds of stocks that populated the Fund. When all was said and done, the Standard & Poor's 500 Index, a common proxy for stock market performance, suffered a loss in value of 9.10% for the year ended December 31, 2000.

Understanding performance

John Hancock V.A. Sovereign Investors Fund produced better results than the broad market, remaining essentially flat, with a total return of -0.33% at net asset value for the year ended December 31, 2000. By comparison, the average variable annuity equity income fund returned 6.74% for the same period, according to Lipper, Inc. Historical performance information can be found on page 24.

The Fund lagged its competitors because of its lack of technology holdings during the first quarter in a tech-driven market. However, the market shift that started in the second quarter of 2000, combined with the Fund's newly implemented flexibility, helped it begin to outpace its peer group. As more reasonably valued stocks rebounded, so did many of the stocks in the Fund, including consumer staple stocks like PepsiCo and Anheuser-Busch, health-care firms like Baxter International and Abbott Laboratories, and financials like Fannie Mae, Freddie Mac and supplemental insurance company AFLAC. On the other hand, even though we reduced the Fund's retail exposure, we did suffer some losses from our holdings in Target, Home Depot and Lowe's. With consumer spending down, advertising revenues fell off, hurting our investments in Gannett and Interpublic Group. An underweighted position in the solid-performing electric utilities sector also ate into the Fund's performance relative to its peers.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 2% with -2% at the bottom and 8% at the top. The first bar represents the -0.33% total return for John Hancock V.A. Sovereign Investors Fund. The second bar represents the 6.74% total return for Average variable annuity equity income fund. A note below the chart reads "The total return for John Hancock V.A. Sovereign Investors Fund is at net asset value with all distributions reinvested. The average variable annuity equity income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Enhancing the Fund's investment flexibility

Earlier in the year, the Fund's Board of Trustees approved an amendment that we believe will enhance the Fund's investment flexibility. As shareholders know, since inception the Fund has invested 100% of its stock investments in what we call "dividend performers" -- companies that have increased their dividends for at least ten consecutive years. As of July 1, 2000, the Fund has been able to invest up to 35% of its stocks in non-dividend performers.

The reason for this modification is simple. Historically, companies have been measured largely on their ability to consistently produce and increase dividends. Today, however, many companies have different views on the importance of dividends as a measure of corporate health. In fact, the number of companies that raise their dividends year after year is shrinking. Instead of paying for dividend increases, many companies are using cash flow to reinvest in their businesses through stock buybacks, acquisitions or restructurings. The rising-dividend requirement that has served shareholders so well is still valid. However, as the market has evolved, blind adherence to it would threaten our ability to deliver returns.

We want to stress that this modification will not change the Fund's fundamental objective. However, it will give us the flexibility to keep the stocks we like even if their rising-dividend pattern is interrupted. In addition, we will now have the opportunity to consider a broader universe of attractive companies that fit our fundamental criteria -- strong management, financial soundness, stable earnings and profitability, brand-name recognition and reasonable valuations -- even if they do not meet our ten-year rising dividend test.

"We expect
 continued
 weakening in
 the U.S.
 economy
 during the
 first part of
 2001..."

Outlook 2001

We expect continued weakening in the U.S. economy during the first part of 2001 due in part to reduced capital spending, a softening global economy, weakening offshore demand for U.S. products and lower consumer spending. In fact, the combination of these factors in an environment of very low inflation led the Federal Reserve Board to cut short-term interest rates just days into 2001. Since economic growth slowed so quickly in late 2000, we anticipate that the Fed will continue to be aggressive, looking to once again achieve the maestro touch of successfully engineering another soft landing.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                         (0.33%)      68.23%
Average Annual Total Returns(1)                  (0.33%)      12.73%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual return since inception would have been 12.42%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Sovereign Investors Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $22,043 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Sovereign Investors Fund on August 29, 1996 and is equal to $16,824 as of December 31, 2000.



John Hancock
V.A. International Fund

Overseas markets stumble in 2000

On December 14, 2000, Nicholas-Applegate Capital Management assumed management responsibility for the Fund under a new subadvisory agreement that shareholders will be asked to formally approve in an upcoming proxy solicitation. Founded in 1984, Nicholas-Applegate is a recognized leader in U.S. equity, global and international equity management and currently manages more that $35 billion for institutional and individual investors.

The discussion below provides a summary of the Fund's performance for the year, followed by commentary from the new managers on their investment style and strategies going forward.

The year 2000 was a difficult one for foreign stock markets as a group, led by a significant downturn in Japan, where economic problems prevailed, its currency fell and its main market index -- the Nikkei -- suffered from a reshuffling that upped the technology weighting. The year began on the same high that closed out 1999, as the "TMT" sectors -- technology, media and telecommunications -- were soaring. But the tide turned in March, when TMT stocks worldwide began a dramatic plunge as fears grew that many of these stocks were far too expensive in the face of a potential slowdown in the global economy and earnings growth. In a major reversal of fortunes, the more cyclical, attractively valued old-economy stocks began to make a comeback.

[Pie chart at bottom left-hand column with heading "Portfolio Diversification." The chart is divided into seven sections (from top to left): Pacific Rim ex-Japan 8%, Short-Term Investments & Other 28%, Latin America 1%, U.K. & Ireland 11%, Continental Europe 26%, Canada 5% and Japan 21%. A note below the chart reads "As a percentage of net assets on December 31, 2000."]

"Our
 bottom-up
 process
 guided us
 to begin
 cutting the
 Fund's stake
 in Japan..."

A number of factors continued to keep overseas markets volatile -- and their results contained -- through the year's end. These included rising oil prices, rising interest rates -- first in the United States and then in Europe and elsewhere -- a slowdown in the U.S. economy later in the year and the growing downturn in the U.S. stock market. What's more, declines in many of emerging Asia's currencies and the continuing drop in the value of the euro hurt U.S.-based investors. Overall, overseas markets, as measured by the Fund's benchmark, the MSCI All Country World Free Ex-U.S. Index, lost ground, returning -16.34% for the year ended December 31, 2000.

Fund performance

For the year ended December 31, 2000, John Hancock V.A. International Fund posted a total return of -25.17% at net asset value, compared with the -14.72% return of the average variable annuity international fund, according to Lipper, Inc. Historical performance information can be found on page 27.

The Fund's relative underperformance came mainly from its timing in the volatile TMT sectors. Although overweight versus the MSCI index, the Fund had a lighter weighting than its peers when the tech group skyrocketed early in the year. After boosting the TMT stake, the Fund was hit by having an overweighted position -- particularly in Japan and Europe -- as the stocks came back down to earth in the tumultuous months of March and April. Some of the Fund's biggest detractors came from the tech and telecom sectors, including Japanese companies Sony, Hikari Tsushin and NTT DoCoMo Communications. The Fund was also hurt by its large stake in European telecom giant Vodafone, which was pounded after its announced plan to acquire Mannesman, although Mannesman's stock rose on the news and was one of the Fund's best performers. Nortel Networks and British Telecom were two telecom companies that plunged following profit warnings.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -30% at the bottom and 0% at the top. The first bar represents the -25.17% total return for John Hancock V.A. International Fund. The second bar represents the -14.72% total return for Average variable annuity international fund. A note below the chart reads "The total return for John Hancock V.A. International Fund is at net asset value with all distributions reinvested. The average international fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"Many of the
 uncertainties
 haunting
 the world's
 markets in
 2000 may
 linger in
 2001."

New management: strategies and changes

By Randall Kahn, CFA, and Loretta Morris, for the Portfolio Management Team

On December 14, 2000, Nicholas-Applegate Capital Management assumed management of the Fund. The cornerstone of our investment philosophy rests on identifying investment opportunities that have three core attributes. We look for companies that are poised to benefit from positive change -- such as innovation, new leadership or higher-than-expected earnings; that are in a position to sustain this positive change over time; and that are beginning to be recognized by the market through rising stock prices. When all three criteria are met, we seek to invest in a timely fashion to maximize gains.

We are first and foremost bottom-up stock pickers, focusing on selecting individual stocks with superior earnings potential. But we also have a strict process in place to regularly assess political, economic, monetary and technology factors in each country. This active approach to country allocation guides our decisions on whether to overweight or underweight specific countries in the portfolio.

Upon assuming management of the Fund on December 14, 2000, we began to gradually transition the portfolio to be consistent with our investment approach. We moved to pare the number of holdings in order to maintain larger positions in fewer names and to make the Fund less country and sector neutral. We also further reduced the Fund's exposure to the volatile technology sector. Our bottom-up process guided us to begin cutting the Fund's stake in Japan -- particularly in the construction and banking sectors -- as we foresee little growth in that country in the coming months. The shift out of Japan will continue in the new year. In its place, we have identified more attractive opportunities in the United Kingdom and have begun to shift some assets there. Due to year-end liquidity issues, these moves are being made with deliberate slowness.

A look ahead

Many of the uncertainties haunting the world's markets in 2000 may linger in 2001. Technology stocks may remain under pressure in the coming quarters, as valuations for many technology leaders remain high. In addition, although global central banks seem to be done hiking interest rates, the lagged effects of their tightenings will continue to slow world activity well into 2001, according to International Strategy and Investment. Going forward, we are focusing on companies that are posting strong earnings, and we will take a more defensive stance by investing in the food, pharmaceutical, utilities, financials and energy/oil service sectors.

-----------------------------------------------------------------------
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                        (25.17%)      28.90%
Average Annual Total Returns(1)                 (25.17%)       6.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (27.26%) and 4.40%, respectively.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International
(MSCI) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets. The index represents securities that are freely traded on a variety of equity exchanges around the world. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. International Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the MSCI All Country World Free Ex-U.S. Index and is equal to $13,601 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. International Fund on August 29, 1996 and is equal to $12,889 as of December 31, 2000.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Financial Industries Fund. Caption below reads "Jim Schmidt."]

John Hancock
V.A. Financial Industries Fund

Financial stocks rebound as rates stabilize and mergers pick up

After struggling in 1999, financial stocks produced some of the market's best results in 2000, as market leadership changed dramatically and high-flying technology stocks fell sharply beginning in March. With growing signs that the economy was slowing from its torrid pace, investors became increasingly concerned that the business fundamentals of many technology and telecommunications companies didn't justify their sky-high valuations. Financial stocks were the beneficiaries of this important market change, as investors sought out more attractively valued companies. This interest-rate sensitive group also benefited from the growing perception that the Federal Reserve was nearing the end of its cycle of raising interest rates. A summer wave of merger activity in the wake of financial reform legislation also lifted the group.

"Some of our
 biggest con-
 tributors to
 performance
 were our
 brokerage and
 asset manager
 stocks."

For the first 10 months of the year, the best performers in the financial group were the asset managers and brokerage houses, while some banks reported earnings disappointments. But as the year progressed and less expensive value stocks became even more desirable as market turmoil grew, the more growth-oriented broker and asset managers gave back some of their gains and banks moved into the lead. With the favorable turn in financial stocks' fortunes this year, the Standard & Poor's Financial Index rose 26.1% for the year ended December 31, 2000, while the broader market, as measured by the Standard & Poor's 500 Index, lost 9.1%.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Fifth Third Bancorp 4.1%, the second is AFLAC 3.7%, the third Ambac Financial Group 3.7%, the fourth Wells Fargo 3.6% and the fifth American International Group 3.5%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance and strategy update

John Hancock V.A. Financial Industries Fund benefited fully from the upswing in financial stocks, producing a total return of 27.16% at net asset value for the year ended December 31, 2000. That compared with the 26.56% return of the average open-end financial services fund and the 0.63% return of the average variable annuity sector/miscellaneous fund, according to Lipper, Inc. See page 30 for historical performance information.

The Fund continues to seek capital appreciation by investing in a broad range of U.S. and foreign financial services companies of any size. During the year, shareholders voted to eliminate a restriction that had required the Fund to invest more than 25% of its assets in the banking industry. This change provides the Fund with added flexibility.

Brokers, asset managers strong

Some of our biggest contributors to performance were our brokerage and asset manager stocks. They rode a wave of high-priced takeovers that emerged in the wake of the Gramm-Leach-Bliley Act -- legislation that dropped the barriers preventing banks, brokers and insurers from affiliating. Over the summer, Chase Manhattan bank bought J.P. Morgan, UBS announced plans to buy investment banker PaineWebber and Credit Suisse Group bought Donaldson, Lufkin and Jenrette.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 0% at the top. The first bar represents the 27.16% total return for John Hancock V.A. Financial Industries Fund. The second bar represents the 26.56% total return for Average open-end financial services fund. The third bar represents the 0.63% total return for Average variable annuity sector/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Financial Industries Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity sector/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

We also benefited from having shifted away from the regional brokers last year to the wire house brokerage names like Morgan Stanley Dean Witter and Merrill Lynch, which were top performers for the year despite their pullback in the last two months. Although it was our belief that underwriting, trading and merger activity would slow in the next several quarters, we are still positive on the group because the level of investment banking activity is still very good and the underwriting calendar should pick up again once the market firms up. The top contributor to the Fund's performance was Amvescap, an asset manager that increased its stature this year through the success of asset gathering at its AIM and Invesco subsidiaries. The stalwart insurance broker Marsh & McLennan also served us well, partly because of the upturn in the property and casualty insurance business, and also because of its strong mutual fund arm.

Property and casualty makes a comeback

For much of the year, our life insurance companies, including AXA Financial and AFLAC were better performers than the property and casualty insurers, which have struggled for the last five years in a very competitive pricing environment. But in the latter part of the year, the global pricing cycle for property and casualty companies finally began to turn upward, so we started to shift some of our insurance assets back to this group.

Bank selections mostly help

For the most part, we focused on the trust banks like State Street Corp., Bank of New York and Northern Trust Corp. which did well because of their recurring revenue streams from their main advisory and custody businesses. Our regional banks were mixed. Wells Fargo and FleetBoston Financial did well, as they successfully navigated their way through acquisitions. On the other hand, First Tennessee and Marshal & Ilsley were tarnished by earnings disappointments. During the year we upped our stake in several attractively priced regionals, such as Fifth Third Bancorp and Wells Fargo, and that served us well toward the end of the year.

"The prospects
 for financial
 stocks remain
 bright."

A look ahead

The prospects for financial stocks remain bright. With the economy slowing dramatically in the fourth quarter, the Fed moved just days into the new year to cut interest rates in an aggressive signal that it intended to prevent an economic stall. Investors tend to favor financial stocks more in an environment of lower rates and slower, steadier economic growth. It remains to be seen if the Fed will succeed in pulling off another soft landing for the economy, but we believe it's the most likely outcome. What's more, we have only just begun to see the powerful results of the merger trend spawned by financial reform legislation and we expect more consolidation to follow.

------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (4/30/97)
                                             ----------   ----------
Cumulative Total Returns                         27.16%       88.73%
Average Annual Total Returns(1)                  27.16%       18.90%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 18.84%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $18,873 as of December 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $17,339 as of December 31, 2000.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Regional Bank Fund. Caption below reads "Jim Schmidt."]

John Hancock
V.A. Regional Bank Fund

Bank stocks stage a rebound in second half of 2000

Bank stocks did an about-face in 2000 and far surpassed the broader market's results, finally re-gaining investors' attention as interest rates stopped going up and technology stocks tanked. In the first three months of the year, investors only had eyes for technology. But starting in March, with the first hint of cracks in the robust economy, investors saw the light and moved out of the technology and telecommunications sectors, where stock prices had reached the stratosphere. Financial stocks of all stripes were the beneficiaries of this important market shift, as investors sought out more attractively valued companies. This interest-rate sensitive group was also boosted by a growing sense that the Federal Reserve was done raising rates to cool the economy.

Even with their rally, bank stocks had a few setbacks along the way as earnings shortfalls and increases in non-performing loans were announced at some prominent banks. But regional banks and thrifts came on strong in November and December, when continued signs that the economy had rapidly slowed convinced investors that the Fed's next move would be a rate cut to prevent the economy from stalling. Three days after the year ended, the Fed did just that in a surprising and aggressive move, and also signaled more cuts could be coming. With the favorable turn in financial stocks' fortunes this year, the Standard & Poor's Financial Index rose 26.1% for the year ended December 31, 2000, while the broader market, as measured by the Standard & Poor's 500 Index, lost 9.1%.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Mid-State Bancshares 3.9%, the second is Valley National Bancorp 3.8%, the third Fifth Third Bancorp 3.7%, the fourth Commerce Bancshares 3.7% and the fifth Independent Bank Corp. 3.4%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

"...we still
 anticipate
 average 2001
 bank earnings
 growth to be
 about 8%
 higher than
 this year's."

Fund performance

For the year ended December 31, 2000, John Hancock V.A. Regional Bank Fund posted a strong return of 17.91% at net asset value, due largely to its second-half rally when it rose 30%. In comparison, the average open-end financial services fund returned 26.56% and the average sector/miscellaneous fund returned 0.63% for the year, according to Lipper, Inc. See page 33 for historical performance information.

While significantly outperforming the broad market, the Fund lagged the Lipper group of financial services funds, many of which invested in the securities brokers, asset managers and larger diversified financial firms, which were the better performers until the last two months of the year. Furthermore, although most of our holdings posted earnings results in line with our expectations, we did experience earnings shortfalls among some of our larger holdings. The problems either stemmed from an increase in non-performing loans -- at such banks as UnionBanCal Corp., Bank of America, Marshal & Ilsley, Bank of the Ozarks and Lamar Capital -- and/or from merger integration issues.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 30% at the top. The first bar represents the 17.91% total return for John Hancock V.A. Regional Bank Fund. The second bar represents the 26.56% total return for Average open-end financial services fund. The third bar represents the 0.63% total return for Average variable annuity sector/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Regional Bank Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity sector/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

"Interest rates
 have started
 to come
 down, which
 tends to
 boost
 investors'
 confidence
 in bank
 stocks...."

Focus on asset quality

As we mentioned in our last report, after a lengthy period of an expanding economy and a favorable lending environment, it is no surprise that as the economy slowed this year there was a pickup in the level of non-performing assets. But even with the increase, the level of problem loans still remains low at 0.70% of total assets, according to FDIC statistics. The area experiencing much of the deteriorating credit quality is syndicated loans -- large loans shared among a consortium of banks. While the non-performing loan rate could rise some more, we expect that it should remain at a low level (below 1% of total assets) and that the banking industry is establishing adequate loan loss reserves. On an ongoing basis, our team continues to carefully scrutinize the credit risks and prospects of our banks.

Fundamentals intact; mergers still a trend

Even with an increase in non-performing assets, a slowdown in loan growth and flat net interest margins, we still anticipate average 2001 bank earnings growth to be about 8% higher than this year's. This year, our biggest contributor to the Fund's performance was Texas bank Southwest Bancorp. The largest bank left headquartered in Texas, it gained significant market share and benefited from the state's energy-induced boom. Texas bank Cullen Frost also rode this wave, and we sold it to lock in profits during the year.

Although bank merger activity slowed in 2000, the consolidation trend remains solidly in place. More recently there was a resurgence of activity, with FleetBoston Financial's announced purchase of Summit Bank, and Firstar's acquisition of U.S. Bancorp. Both of these transactions were priced at more realistic levels, thus boosting the chances of success. We could see more consolidation as banks, struggling to increase revenues, use mergers as a means of improving profits through gained operating efficiencies.

A look ahead

We are encouraged by the recent turn of events for bank stocks. Even though further asset- quality announcements could roil the group, there are several factors working in our favor. Interest rates have started to come down, which tends to boost investors' confidence in bank stocks, and prospects for further merger activity are good. While it's still not clear that the Fed has achieved the sought-after soft landing, we believe the potential for this not-too-fast, not-too-slow outcome for the economy remains quite real, as the Fed has made clear -- with its interest-rate cut days after the year's end -- that it is intent on preventing an economic meltdown. Finally, even though the stocks have outperformed the market by a wide margin lately, their valuations remain reasonable, which means there's more room for them to advance.

------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (5/1/98)
                                             ----------   ----------
Cumulative Total Returns                         17.91%        4.96%
Average Annual Total Returns(1)                  17.91%        1.83%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.80%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Regional Bank
Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's
500 Index and is equal to $12,291 as of December 31, 2000.
The second line represents the value of the hypothetical
$10,000 investment made in the John Hancock V.A. Regional
Bank Fund on May 1, 1998 and is equal to $10,496 as of December 31, 2000.



BY BARRY GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

[A 3" x 2" photo at bottom right side of page of John Hancock
V.A. Technology Fund. Caption below reads "Technology Fund management team members (l-r): Barry Gordon, Marc Klee and
Alan Loewenstein."]

John Hancock
V.A. Technology Fund

Tech stocks stumble in 2000 following eye-popping gains in 1999

"Even some
 of the
 technology
 sector's
 first-half
 stalwarts
 gave way in
 the final
 months..."

After skyrocketing throughout 1998, 1999 and the first calendar quarter of 2000, technology stocks came plunging back to earth from March through December 2000. In 1998, the technology-laden NASDAQ Composite Index posted an impressive 40% gain, followed by an 86% rise in 1999 and another 24% gain from January 1 through March 10, 2000. But after peaking in mid-March, tech stocks suffered a tumble that would last until the end of the year. The downtrend was prompted by a number of difficulties, including the prospects for a slowing economy brought on by higher interest rates, weaker corporate profitability and investors' growing dislike of Internet-related stocks. Those stocks led the tech selloff, although they were later joined in the fourth quarter by many other technology segments. Once it became clear that consumers were buying fewer personal computers and corporations were cutting spending on technology and telecommunications products from servers to switches to software, the selling accelerated. From the Fund's inception on May 1 through the end of 2000, the NASDAQ Composite Index fell 26%.

[Table at bottom left-hand column entitled "Top Five Stock Holdings." The first listing is Mercury Interactive 4.0%, the second is BEA Systems 3.1%, the third Solectron Corp. 3.1%, the fourth EMC Corp. 3.1% and the fifth Cisco Systems 2.9%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

Fund performance

John Hancock V.A. Technology Fund posted a total return of -26.56% at net asset value from its May 1 inception through December 31, 2000. In the same period, the average open-end science and technology fund returned -36.72% and the average variable annuity sector/miscellaneous fund returned -4.64%, according to Lipper, Inc.

Few places to hide

Semiconductor and related companies, which suffered a major retrenchment in the second half of 2000 in response to slowing demand for computers, were among our hardest hit during the period. In the early stages of the Fund's operations, our view was that the demand for chips -- driven primarily by the strength in the personal computer and telecommunications sectors -- would remain robust. That proved to be the case early on, when chip manufacturers posted strong profit gains and were among our best performers.

Beginning in late summer, however, chip demand contracted in response to worries over slower economic growth. Chip makers such as Micron
Technology, Integrated Device Technology and Cypress Semiconductor Corp. were hit fairly hard. The stocks of companies that make the machines and tools needed to make a chip, including KLA-Tencor and PRI
Automation, also were disappointments.

[Bar chart at the top of left-hand column with heading "Fund
Performance." Under the heading is a note that reads "From inception May 1, 2000 through December 31, 2000." The chart is scaled in increments of 5% with -40% at the bottom and 0% at the top.
The first bar represents the -26.56% total return for John
Hancock V.A. Technology Fund. The second bar represents the
-36.72% total return for Average open-end science and technology fund. The third bar represents the -4.64% total return for Average variable annuity sector/miscellaneous fund. A note below the chart reads "The total return for John
Hancock V.A. Technology Fund is at net asset value with all distributions reinvested. The average open-end science and technology fund and variable annuity sector/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

Even some of the technology sector's first-half stalwarts gave way in the final months of 2000 to concerns about weakening demand for computers and related products. After exiting the summer months in reasonably good shape, PC makers including Dell Computer and Gateway Inc., network company Cisco Systems and on-line company America Online all had succumbed to the market's worries by year end.

Bright spots emerge

Despite the gloom and doom, a few of our holdings posted significant gains during the period. The stock of BEA Systems rose more than 45%. The company is a leader in an industry known as application services, a provider of a middle layer of software that companies use to develop Web-based programs that work with many types of hardware and software. We also saw strong gains from our holdings in fiber-optical networking company CIENA Corp. It was buoyed by rapidly expanding demand for long-haul, high-speed bandwidth. Also strong were the stocks of Web performance management program maker Mercury Interactive and software maker i2 Technologies.

Another plus for performance was our decision to hold onto any new money that came into the Fund in the final months of the year. While we did make some new investments as we saw compelling values, we sidelined some cash to wait for a time when we think that most of the pain is behind us. That's why our cash position stood at an unusually high 30% of assets at year end.

"...tech stocks
 are priced
 much more
 attractively."

Outlook

We're optimistic about tech stocks' prospects in the year 2001. Although the initial impact of a slowing economy on tech stocks was overwhelmingly negative, we believe its ultimate effect will be positive. History suggests that during periods of slow, but positive, economic growth, tech stocks fare well because investors look to them for better-than-average earnings growth. We are also encouraged by the Federal Reserve's intent to cut interest rates. Just after the period ended, the Fed surprised most market observers by cutting interest rates one-half of a percentage point on January 3, 2001. We think that further interest-rate cuts are in store and that they will stimulate economic growth. Looking at 1995, the technology sector was the third-best-performing sector in the market after the Fed had successfully engineered a "soft landing" through a series of interest-rate cuts the previous year. Now that a lot of the excessive valuation that existed in the tech sector in late 1999 and early 2000 has been wrung out, tech stocks are priced much more attractively. Not that lower valuations, per se, are a reason to own tech stocks. But coupled with potential strong earnings gains, they give us plenty of reason for optimism. Also, because many tech companies provide productivity enhancements, we think they are poised to benefit from the need by corporate America to be leaner in a slower economy.

------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                  SINCE
                                              INCEPTION
                                               (5/1/00)
                                             ----------
Cumulative Total Return                         (26.56%)

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the total return since inception would have been (27.55%).


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Technology Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $9,162 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Technology Fund on May 1, 2000 and is equal to $7,344 as of December 31, 2000.



BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BENJAMIN A.MATTHEWS, PORTFOLIO MANAGER

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Bond Fund. Caption below reads "James Ho."]

John Hancock
V.A. Bond Fund

Fund closes year on strength as interest rates fall and Treasury bonds soar

The broad fixed-income market had a better time of it this year than last, although corporate bonds experienced a fair amount of volatility and uncertainty. John Hancock V.A. Bond Fund's heavy weighting in U.S. government and agency issues was the primary driver of Fund performance, as this fixed-income segment produced the best results. Selectivity and in-depth research proved essential in the corporate area as well, particularly given the turbulence caused by the slowing economy. Overall, it was flexibility in asset allocation that enabled the Fund to post solid gains.

Fund performance

For the year ended December 31, 2000, John Hancock V.A. Bond Fund produced a total return of 11.89% at net asset value. This compares favorably with the 9.79% return of the average variable annuity corporate debt A-rated fund, according to Lipper, Inc. For historical performance information, please turn to page 39.

[Table at bottom left-hand column entitled "Top Five
Sectors." The first listing is U.S. Government 37%, the second is U.S. Agencies 24%, the third Mortgage Banking 6%, the fourth Utilities 6% and the fifth Finance 4%. A note below the table reads "As a percentage of net assets on December
31, 2000."]

Defensive approach defines portfolio composition

Early in the year, we began to build in some more defensive characteristics into the Fund's portfolio and further enhanced that approach as the period progressed. Calendar 2000 was the year in which the Treasury market was king. The run on Treasury securities, particularly longer-term issues, began in February and continued unabated through period's end. The U.S. government's budget surplus prompted the Treasury to propose a buyback of millions of dollars worth of bonds in coming years, jumpstarting a dramatic rally in its long-term bonds. The Federal Reserve Board continued to raise interest rates through mid-May, further strengthening the rally as investors looked past the rate hikes to their intended effect -- a slowdown in the economy. Stock market volatility simply stoked the fire as investors rushed to the relatively safe haven of U.S. government securities.

"We focused
 more on
 industries
 that tend to
 be relatively
 stable and
 insulated
 from an
 economic
 slowdown."

Our strategy in the Treasury arena was at first to cluster assets at both the long-end and short-end of the Treasury yield curve, reflecting our belief that the yield curve would flatten. (The yield curve is a plotting of yields across the maturity spectrum.) By early summer, with the curve having flattened, we not only increased the Fund's exposure to Treasury securities but moved some assets into intermediate-term issues so that by period's end we had a laddered approach in place. We also bolstered the Fund's weighting in mortgage-backed and agency securities. All performed extremely well.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 11.89% total return for John Hancock V.A. Bond Fund. The second bar represents the 9.79% total return for Average variable annuity corporate debt A-rated fund. A note below the chart reads "The total return for John Hancock V.A. Bond Fund is at net asset value with all distributions reinvested. The average variable annuity corporate debt A-rated fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"While nothing
 is guaranteed,
 the outlook
 for corporate
 bonds
 appears much
 improved."

Upgraded credit quality

Credit quality concerns played a big role in investor sentiment this past year. As the economy showed concrete signs of not only slowing, but perhaps slowing too much, investors became increasingly skittish about the creditworthiness of corporate issuers. This fear, combined with the strength of the Treasury market, caused credit yield spreads to widen dramatically. As you may know, credit spreads represent the difference in yield between bonds of different credit quality. The more credit sensitive an issue was, the greater the downward pressure. Over the period, we focused our attention on higher-quality issues within both the investment-grade and high-yield arenas. One such holding is General Electric Capital Corp. For the most part, we held smaller positions in the longer-maturity securities represented in the Fund, though at times we swapped into the shorter-term debt of corporate issuers that we already owned.

Decreased high-yield exposure

The high-yield sector suffered the most. Any corporate issuer that had even a hint of difficulty in meeting earnings projections witnessed the floor dropping out from under its bond prices. Defaults increased substantially. We trimmed the portfolio's exposure to high-yield debt by selling among other bonds those issued by telecommunication companies. These included Global Crossing, NEXTLINK Communications and Focal Communications.

Troubled names sold early

Thorough research and daily monitoring of securities proved vital to performance as the economy weakened. We were able to move out of several troubled names before the brunt of negative sentiment and price declines were realized. Holdings we sold included Dillard's Inc., Conseco, FINOVA Capital Group and two beaten down California utility companies -- Pacific Gas & Electric and Southern California Edison.

Utilities, defense, healthcare, energy emphasized

We focused more on industries that tend to be relatively stable and insulated from an economic slowdown. These include utility, defense, healthcare, and energy-related issues, such as Verizon, Keyspan, CalEnergy, NRG, Lockheed Martin, Raytheon, Tenet Healthcare, Hospital Corporation of America, Amerada Hess and Apache. We also maintained sizable positions in high-demand media names such as Continental Cablevision.

Outlook

Shortly after the close of 2000, the Fed cut short-term interest rates by one-half a percentage point. Bond prices rose and corporate spreads narrowed. While nothing is guaranteed, the outlook for corporate bonds appears much improved. Investors seem to be now anticipating the possibility of economic strengthening and greater corporate profitability down the road. Though we are encouraged, we will watch the economy closely to determine whether or not too much weakness has already set in. We shall move ahead with cautious optimism and consider opportunities to add selectively to high-yield and cyclical issues. Our duration, or interest rate sensitivity, remains relatively neutral, though we have begun to shorten it slightly, believing that yields in the government sector don't have much room to fall further.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                         11.89%       38.98%
Average Annual Total Returns(1)                  11.89%        7.88%

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. Bond Fund(1)                    5.84%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been 11.72% and 6.95%, respectively, and the yield would have been 5.63%.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index -- an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Bond Fund on August 29, 1996 and is equal to $13,897 as of December 31, 2000. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $13,466 as of December 31, 2000.



BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND JANET L. CLAY, CFA, FREDERICK L. CAVANAUGH, JR. AND DANIEL S. JANIS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. High Yield Bond Fund. Caption below reads "Arthur
Calavritinos."]

John Hancock
V.A. High Yield Bond Fund

Slowing economy, liquidity woes hurt high-yield bonds

It was a difficult year for high-yield bonds. The impact of rising interest rates in the first half of 2000 finally began to take hold in the shape of a slowing economy. A growing number of companies began to miss their earnings targets, sending shock waves through the financial markets, especially the technology-heavy NASDAQ Composite Index. The number of defaults among high-yield companies, defined as those rated below investment grade, also rose. Telecommunications companies, whose prices had risen to stratospheric levels, were particularly hard hit. As these companies fell short in their business plans and faced diminished prospects for getting their next round of funding in the equity market, their prices tumbled. Since this sector makes up the largest component of the high-yield market, its downfall was a significant drag on the group. High-yield companies also were hurt by a growing lack of liquidity, or ease of trading, that was caused by the mergers of several investment-banking firms.

"With fuel
 prices
 spiking, we
 increased our
 weighting in
 oil and gas
 and related
 service
 companies."

[Pie chart at bottom left-hand column with heading "Portfolio Diversification." The chart is divided into six sections (from top to left): Common Stock 9%, Short-Term Investments & Other 25%, Convertible Bonds 3%, Preferred Stock 3%, Foreign Corporate Bonds 16% and U.S. Corporate Bonds 44%. A note below the chart reads "As a percentage of net assets on December 31, 2000."]

The struggles of these higher-risk bonds stood in marked contrast to U.S. government bonds, which benefited from stabilizing rates, reduced supply, the prospects of a slowing economy and their status as a safe haven in the face of growing stock-market and presidential election uncertainties. By the end of the year, the difference in yield between high-yield bonds and Treasury bonds had widened significantly. High-yield bond yields averaged 14.12%, as measured by the Merrill Lynch High Yield Master II Index, compared with the 5.11% yield of the 10-year Treasury bond.

Fund performance

For the year ended December 31, 2000, John Hancock V.A. High Yield Bond Fund posted a total return of -6.08% at net asset value. By comparison, the average variable annuity high current yield fund returned -7.03%, according to Lipper, Inc. Historical performance information can be found on page 42.

Telecommunications cut

Although telecommunications is the Fund's largest sector concentration, we continue to maintain an underweighting compared to our peers since so many high-yield telecom companies are only several years old and have yet to deliver results. During the year, we became increasingly convinced that the telecom market was reaching a point of too much capacity and not enough demand -- for everything from equipment to services. As a result, we pared our stake from 23% a year ago to 14% at the end of December. We sold Internet Web-hosting companies PSI Net and Exodus Communications and sold the common stock of Viatel, a competitive local exchange carrier (CLEC) in Europe. Although we sold these and other names before their prices fell even more, we still had some disappointments. KMC Telecom Holdings was a prime example of the problems facing many telecom start-ups. A CLEC serving the Southeast, it provides telephone, cable and Internet access to companies in direct competition with the Baby Bells. While it has a good set of assets, it also has a large amount of debt, needs more money to grow, and is being pinched in its ability to access capital to continue executing its business plan.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 5% with -10% at the bottom and 0% at the top. The first bar represents the -6.08% total return for John Hancock V.A. High Yield Bond Fund. The second bar represents the -7.03% total return for Average variable annuity high current yield fund. A note below the chart reads "The total return for John Hancock V.A. High Yield Bond Fund is at net asset value with all distributions reinvested. The average variable annuity high current yield fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Credit specific issues hurt

Our biggest disappointments came from several company-specific problems, such as Asia Pulp & Paper (APP) which sparked market concerns and lost credibility when it announced that it needed to extend its debt maturities. Cargo operator Fine Air Services filed for bankruptcy protection after failing to execute its business plan because of operational difficulties.

Energy grows

With fuel prices spiking, we increased our weighting in oil and gas and related service companies. We are particularly interested in the natural gas market, since that is where we see the biggest potential for further exploration and development, as well as price gains, given the low supply and growing demand. We added to our stakes in oil drilling company Grey Wolf and Gothic Production, a natural gas exploration and production company that was recently acquired by Chesapeake. Key Energy Services, the major player in the well-servicing business, has performed admirably. We sold our Key Energy stock, but still hold a significant stake in its bonds. We also added a stake in CHC Helicopter, a Canadian company that provides helicopter service to offshore rigs and coastal rescue operations.

"...investors
 are soon
 bound to
 recognize
 the value
 that exists in
 the high-yield
 sector."

Outlook

We remain cautious about the near-term prospects for high-yield bonds. It's likely that we could see more failures in the telecommunications group in 2001. We are also waiting for liquidity to return to the high-yield market, which should eventually happen. But we also see a silver lining. As investors recover from the "irrational exuberance" that gripped high-yield telecommunications bonds as well as stocks, we believe they will reassess the risks and rewards of investing in various asset classes. While this takes time, a return to a more rational mode of investing will inevitably serve us well, especially if the stock market remains dicey. With high-yield bond prices low and their yields at very high levels compared to Treasuries, investors are soon bound to recognize the value that exists in the high-yield sector.

------------------------------------------------------------------------
See the prospectus for the risks of investing in high-yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR     (1/6/98)
                                             ----------   ----------
Cumulative Total Returns                         (6.08%)      (4.16%)
Average Annual Total Returns(1)                  (6.08%)      (1.41%)

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. High Yield Bond Fund(1)        14.03%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (6.47%) and (1.70%), respectively, and the yield would have been 13.64%.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. High Yield Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers High Yield Bond Index -- an unmanaged index of fixed-income securities that are similar, but not identical, to the bonds in the Fund's portfolio. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. High Yield Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers High Yield Bond Index and is equal to $9,819 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. High Yield Bond Fund on January 6, 1998 and is equal to $9,591 as of December 31, 2000.



BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

[A 1 1/2" x 3" photo at bottom middle of page of John Hancock
V.A. Money Market Fund. Caption below reads "Dawn Baillie."]

John Hancock
V.A. Money Market Fund

Short-term interest rates rise through May, then stabilize as the economy starts to slow

It was a good year for money-market fund investors, who saw their yields rise and their returns beat those of most stock-fund investors. In the first half of the year, money-market yields rose along with interest rates. This occurred after all signs pointed to a very robust U.S. economy in January, with soaring consumer confidence and a booming stock market sparking concerns of an uptick in inflation. As a result, the Federal Reserve switched to its inflation-fighting mode again, raising the federal funds rate that banks charge each other for overnight loans by one-quarter percentage point in February and again in March in an effort to cool the economy and block inflation. When that didn't deter the economy, or the stock market, the Fed took the unusual step of raising rates by one-half a percentage point in May. Shortly after, the economy began to show signs of slowing, while inflation remained relatively benign. This trend continued through the year's end, so the Fed stayed on the sidelines and the federal funds rate ended the year at 6.50%, up from 5.50% a year earlier. After rising in the first half of the year, money-market yields remained fairly level, since the federal funds rate is a key pricing benchmark for money-market securities.

In the second half of the year, the effects of the slowing economy began to show up in earnest in the form of earnings disappointments -- which sent the stock market reeling -- and slowdowns in manufacturing, housing and consumer spending. So by the end of the year, the Fed actually returned to its neutral stance and investors even began to anticipate rate cuts in 2001.

7-day effective yield

On December 31, 2000, John Hancock V.A. Money Market Fund had a 7-day effective yield of 6.17%. By comparison, the average taxable money-market fund had a 7-day effective yield of 5.91%, according to Lipper, Inc.

"It was a good
 year for
 money-market
 fund
 investors..."

Staying short

For the first nine months of 2000, we kept the Fund's maturity slightly shorter than average, believing that rates were on the rise, as the Fed remained intent on slowing the economy and preventing inflation through a series of rate hikes. This conservative stance meant that our money was not tied up for as long, so we were able to move more quickly into higher-yielding securities as rates rose.

Our thinking changed by the end of September, as we began to see a marked and consistent slowdown in housing, manufacturing and the consumer and producer price indexes. Believing that a slowing economy would keep the Fed on hold, or even cause it to reverse course and lower rates, we extended our maturity in October to be on the average. We stayed that way through year end, mostly to take advantage of the year-end bargains and higher yields that we can generally find as traders clear out their inventory of money-market securities.

[Bar chart at the top of left-hand column with heading "7-Day Effective Yield." Under the heading is a note that reads "As of December 31, 2000." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.17% total return for John Hancock V.A. Money Market Fund. The second bar represents the 5.91% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]

"With the
 prospect for
 additional
 rate cuts
 real, we plan
 to extend our
 maturity..."

A look ahead

With the economy slowing down so rapidly, we had anticipated that the Fed would begin lowering rates at its next meeting in late January. In fact, just three days after the Fund's year ended, the Fed took the surprise step of lowering rates by one-half a percentage point in an aggressive effort to avoid a serious economic downturn. In doing so, the Fed cited weaker sales, production, consumer confidence and financial markets, while core inflation remained tame. Even before this move, we had confidence that the Fed would continue to nimbly manage the economy's growth and prevent a recession, and this recent action further bolsters that view. With the prospects for additional rate cuts real, we plan to extend our maturity to slightly longer than average in an effort to lock in higher rates. As always, we will continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

------------------------------------------------------------------------
The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



BY FREDERICK CAVANAUGH, MANAGEMENT TEAM LEADER,
AND ARTHUR N. CALAVRITINOS, CFA, JANET L. CLAY, CFA, AND DANIEL S. JANIS, PORTFOLIO MANAGERS

[A 1 1/2" x 3" photo at bottom right side of page of John Hancock
V.A. Strategic Income Fund. Caption below reads "Fred
Cavanaugh."]

John Hancock
V.A. Strategic Income Fund

Treasury securities advance, while high-yield bonds stumble

The past year was a good one for U.S. Treasury securities, which were boosted initially by the government's debt buyback program and later by expanding signs that the U.S. economy was slowing. Despite the Federal Reserve's effort to stave off inflation by raising interest rates through May 2000, Treasury prices rose as the government scaled back the frequency and size of its auctions of new debt and bought back billions of dollars of outstanding debt. Continued debt reduction efforts, coupled with mounting evidence that economic growth had slacked off and inflation was non-existent, added steam to the Treasury market in the second half. By year's end, the market increasingly anticipated that the Fed would stop raising interest rates in recognition of receding inflationary pressures, and perhaps even cut them in the near future. Meanwhile, concern about the outlook for the economy and corporate profits eroded investor confidence in the high-yield sector. That was particularly true among high-yield bonds in the telecommunications sector.

[Table at bottom left-hand column entitled "Top Five
Sectors." The first listing is U.S. Government 49%, the second is Telecommunications 14%, the third Foreign
Governments 10%, the fourth Utilities 3% and the fifth Media
2%. A note below the table reads "As a percentage of net assets on December 31, 2000."]

For the most part, foreign government bond markets remained relatively uninteresting from our standpoint. Western Europe and Asia didn't offer a lot of value, since their bond yields typically were lower than those offered in the United States. One foreign bright spot was Canada, which benefited from relatively low and stable inflation. There also was some good news out of some Latin American countries, which enjoyed improving credit fundamentals thanks to the rise in oil prices.

"The high-yield
 market's
 slump was
 difficult to
 escape..."

Fund performance

For the 12 months ended December 31, 2000, John Hancock V.A. Strategic Income Fund posted a total return of 1.40% at net asset value, compared with the 4.64% return of the average variable annuity general bond fund income fund, according to Lipper Inc. Historical performance information can be found on page 47.

Defensive stance

Given the ongoing difficulties suffered by the high-yield market and our view that more problems may be in store over the near-term, we continually expanded our defensive posture throughout 2000. By year-end, we had reduced our exposure to high-yield bonds to about 23% of net assets, and increasingly gravitated toward more stable, high-quality investments. Our position in cash and other short-term securities rose to 10% by the end of the period, up from 1% at the beginning of the year.

[Bar chart at the top of left-hand column with heading "Fund Performance." Under the heading is a note that reads "For the year ended December 31, 2000." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 1.40% total return for John Hancock V.A. Strategic Income Fund. The second bar represents the 4.64% total return for Average variable annuity general bond fund. A note below the chart reads "The total return for John Hancock V.A. Strategic Income Fund is at net asset value with all distributions reinvested. The average variable annuity general bond fund is tracked by Lipper, Inc. See the following page for historical performance information."]

We also increased our Treasury holdings to 49% at the end of the year, up from 35% at the end of June 2000. We emphasized a combination of short- and long-term holdings, which was a plus for performance. Short-term securities rallied on expectations that the Fed would lower short-term interest rates, while long-term Treasuries turned in strong performance thanks to the government's buyback program and expectations for lower interest rates.

"We expect to
 maintain our
 defensive
 stance for
 the time
 being."

High-yield leaders and laggards

The high-yield market's slump was difficult to escape, although some of our holdings held up much better than the others. Packaging company Kappa Beheer, for example, surprised Wall Street with much better than expected financial results. Natural gas service company Universal Compression was lifted by the rising price of that fuel. Finally, French billboard company Go Outdoors Systems Holding and British newspaper company Regional Independent Media Group each benefited from reasonably strong advertising and economic growth.

On the flip side, many of our biggest disappointments were telecommunications holdings. As we mentioned earlier, this sector stumbled because investors were worried about telecom companies' ability to raise money to continue the build-out of their networks. Within that group, the bond prices of Viatel, Primus Telecommunications Group and Esprit Telecom Group all suffered substantial losses during 2000.

Changes in foreign holdings

Our increase in foreign securities basically was a function of our purchases of Canadian and Venezuelan government bonds. Canadian bonds, which were the best performers among foreign bond markets, offered interest rates competitive with those of U.S. Treasuries and afforded us the opportunity to increase our holdings in a high-quality market characterized by low and stable inflation. Our Venezuelan holdings, which we view as a short-term play, were boosted by the country's improving creditworthiness as oil prices rose.

A look ahead

We expect to maintain our defensive stance for the time being. High-yield bonds offer some very attractive values, including some bonds carrying yields of nearly nine full percentage points more than U.S. Treasuries. But we don't believe investors will rush back into the market. We believe they'll take a "wait and see" attitude about how much the economy will eventually slow and how much the Federal Reserve will cut interest rates, which it began to do January 3 with a one-half percentage point cut. But since no one can pinpoint the exact timing of the next high-yield bond market rally, we'll continue to hold onto some high-yield bonds that we think have good fundamental prospects and can perform better once market sentiment turns more favorable. We are prepared to move even more into lower-quality investments when we think the time is right. Finally, we'll continue to look for attractive yields in foreign markets, although we believe Canada still offers the best value.

-----------------------------------------------------------------------
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE

For the period ended December 31, 2000
                                                               SINCE
                                                    ONE    INCEPTION
                                                   YEAR    (8/29/96)
                                             ----------   ----------
Cumulative Total Returns                          1.40%       32.63%
Average Annual Total Returns(1)                   1.40%        6.72%

YIELD

For the period ended December 31, 2000
                                             SEC 30-DAY
                                                  YIELD
                                             ----------
John Hancock V.A. Strategic Income Fund(1)        7.94%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 0.25%
    (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 6.30%. The expense limitation did not impact the one-year performance.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Government/Corporate Bond Index -- an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Government/Corporate Bond Index and is equal to $13,760 as of December 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $13,271 as of December 31, 2000.



FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

Statements of Assets and Liabilities
December 31, 2000

-------------------------------------------------------------------------------------------------------------------------------
                                          V.A.         V.A.         V.A.         V.A.         V.A.         V.A.            V.A.
                                   CORE EQUITY    500 INDEX    LARGE CAP      MID CAP     RELATIVE    SMALL CAP       SOVEREIGN
                                          FUND         FUND  GROWTH FUND  GROWTH FUND   VALUE FUND  GROWTH FUND  INVESTORS FUND
                                   -----------  -----------  -----------  -----------  -----------  -----------  --------------

Assets:
Investments at value - Note D:
Common stocks
(cost - $36,110,454,
$16,676,006, $12,655,003,
$10,826,748, $43,121,074,
$17,936,487 and
$42,749,147, respectively)         $39,953,798  $23,960,835  $12,262,793  $11,416,600  $37,753,769  $19,721,586   $49,516,774
Bonds and U.S. government
Obligations (cost - none, none,
none, none, $401,957, none,
and $401,813, respectively)                 --           --           --           --       82,500           --       404,188
Joint repurchase agreements
(cost - $730,000, $1,121,000,
$95,000, none, none, $144,000
and $5,365,000, respectively)          730,000    1,121,000       95,000           --           --      144,000     5,365,000
Corporate savings account                  735           --          402           --           --          527             6
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
                                    40,684,533   25,081,835   12,358,195   11,416,600   37,836,269   19,866,113    55,285,968
Cash                                        --       75,533           --           --           --           --            --
Receivable for investments sold        125,803           --           --      235,949    2,452,116       34,008            --
Receivable for shares sold                  --           --           --           --       11,847           --        26,525
Dividends and interest receivable       45,189       21,814        5,625        1,938       17,815        2,324        74,903
Deferred organization
expenses - Note B                        1,413        1,413        1,413           --           --        1,413         1,413
Receivable from John Hancock
Advisers, Inc. and
affiliates - Note C                         --       11,986           --           --           --           --            --
Other Assets                               596          705          293           49          352        1,039           721
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Total Assets                        40,857,534   25,193,286   12,365,526   11,654,536   40,318,399   19,904,897    55,389,530
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Due to custodian                            --           --           --       79,105      428,258           --            --
Payable for investments
purchased                                   --           --           --       45,139      805,157       43,552            --
Payable for shares
repurchased                            139,651       29,010       43,803       26,804        5,484       56,605        14,480
Payable for futures variation
margin                                      --       18,200           --           --           --           --            --
Payable to John Hancock
Advisers, Inc.
and affiliates - Note C                 25,142           --        8,534        5,938       20,643        6,715        29,736
Accounts payable and
accrued expenses                        20,191       52,053        8,983       15,700       16,245       26,363        17,210
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Total Liabilities                      184,984       99,263       61,320      172,686    1,275,787      133,235        61,426
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                     37,693,541   17,418,746   14,462,393   11,596,579   42,471,127   20,227,806    50,814,015
Accumulated net realized gain
(loss) on investments,
financial futures contracts
and foreign currency
transactions                          (864,138)     367,594   (1,765,886)    (704,573)   2,251,057   (2,241,167)   (2,255,666)

Net unrealized appreciation
(depreciation) of investments,
financial futures contracts and
foreign currency transactions        3,843,344    7,302,676     (392,210)     589,852   (5,686,762)   1,785,099     6,770,002
Undistributed net investment
Income (distributions in
excess of net
investment income)                        (197)       5,007          (91)          (8)       7,190          (76)         (253)
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Net Assets                         $40,672,550  $25,094,023  $12,304,206  $11,481,850  $39,042,612  $19,771,662   $55,328,098
=============================================================================================================================
Net Asset Value Per Share:
(Based on 2,321,942, 1,547,681,
1,197,751, 761,075 3,669,836,
1,372,971, 3,525,673 shares,
respectively, of beneficial
interest outstanding -
unlimited number of
shares authorized
with no par value)                      $17.52       $16.21       $10.27       $15.09       $10.64       $14.40        $15.69
=============================================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what the Fund owns, is due and owes on December 31, 2000. You'll also find the net asset value per share as of that date.

See notes to financial statements.





Statements of Assets and Liabilities (continued)
December 31, 2000
--------------------------------------------------------------
                                                          V.A.
                                                 INTERNATIONAL
                                                          FUND
                                             -----------------
Assets:
Investments at value - Note D:
Common stocks (cost - $5,094,561)                   $5,299,410
Short-term investments (cost - $1,022,457)           1,022,457
                                             -----------------
                                                     6,321,867
Cash                                                       624
Foreign currency, at value
(cost - $68,187)                                        66,421
Receivable for investments sold                      1,929,937
Dividends and interest receivable                       11,621
Deferred organization expenses - Note B                  1,413
Receivable from John Hancock Advisers,
Inc. and affiliates - Note C                             8,832
Other assets                                               190
                                             -----------------
Total Assets                                         8,340,905
--------------------------------------------------------------
Liabilities:
Payable for shares repurchased                          31,392
Payable for securities on loan                         933,457
Accounts payable and accrued expenses                   46,417
                                             -----------------
Total Liabilities                                    1,011,266
--------------------------------------------------------------
Net Assets:
Capital paid-in                                      7,723,198
Accumulated net realized loss on
investments and foreign currency
transactions                                          (519,368)
Net unrealized appreciation
(depreciation) of investments and
foreign currency transactions                          202,894
Distributions in excess of net
investment income                                      (77,085)
                                             -----------------
Net Assets                                          $7,329,639
==============================================================
Net Asset Value Per Share:
(Based on 665,848 shares of beneficial
interest outstanding -- unlimited
number of shares authorized with no
par value)                                              $11.01
==============================================================

See notes to financial statements.





Statements of Assets and Liabilities (continued)
December 31, 2000
----------------------------------------------------------------------------------------------------------
                                                          V.A.                  V.A.                  V.A.
                                                     FINANCIAL         REGIONAL BANK            TECHNOLOGY
                                               INDUSTRIES FUND                  FUND                  FUND
                                             -----------------     -----------------     -----------------
Assets:
Investments at value - Note D:
Common stocks (cost - $48,938,306,
$10,935,579 and $14,432,054,
respectively)                                      $67,939,052           $13,050,336           $10,542,962
Short-term investments (cost - none,
none and $1,499,369, respectively)                          --                    --             1,499,369
Joint repurchase agreements (cost -
$3,504,000, $679,000 and $2,747,789,
respectively)                                        3,504,000               679,000             2,747,789
Corporate savings account                                  879                   382                   792
                                             -----------------     -----------------     -----------------
                                                    71,443,931            13,729,718            14,790,912
Receivable for investments sold                             --                36,611                    --
Receivable for shares sold                             608,712                    --               245,636
Dividends and interest receivable                       55,035                26,914                 2,290
Other assets                                             5,891                   296                     1
                                             -----------------     -----------------     -----------------
Total Assets                                        72,113,569            13,793,539            15,038,839
----------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                      684,125                    --               969,180
Payable for shares repurchased                              --                36,656                    --
Payable to John Hancock Advisers, Inc.
and affiliates - Note C                                 46,510                 9,115                 6,564
Accounts payable and accrued expenses                   16,338                14,338                21,051
                                             -----------------     -----------------     -----------------
Total Liabilities                                      746,973                60,109               996,795
----------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                     55,845,481            14,564,298            18,123,471
Accumulated net realized loss on
investments, options and foreign
currency transactions                               (3,482,390)           (2,945,521)             (193,630)
Net unrealized appreciation
(depreciation) of investments and
foreign currency transactions                       19,000,607             2,114,757            (3,889,092)
Undistributed net investment income
(distributions in excess of net
investment income)                                       2,898                  (104)                1,295
                                             -----------------     -----------------     -----------------
Net Assets                                         $71,366,596           $13,733,430           $14,042,044
==========================================================================================================
Net Asset Value Per Share:
(Based on 3,892,145, 1,389,168 and
1,916,254, respectively, of beneficial
interest outstanding -- unlimited
number of shares authorized with no
par value)                                              $18.34                 $9.89                 $7.33
==========================================================================================================

See notes to financial statements.





Statements of Assets and Liabilities (continued)
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

                                                          V.A.                  V.A.                  V.A.                  V.A.
                                                          BOND            HIGH YIELD          MONEY MARKET             STRATEGIC
                                                          FUND             BOND FUND                  FUND           INCOME FUND
                                             -----------------     -----------------     -----------------     -----------------
Assets:
Investments at value - Note D:
Common stocks (cost - none, $892,077,
none and $122,883, respectively)                            --              $680,118                    --              $177,413
Preferred stocks and warrants (cost -
$51, $820,929, none and $178,105,
respectively)                                             $475               626,607                    --               104,496
Bonds (cost - $22,605,396, $6,946,112,
none and $31,955,894, respectively)                 23,225,973             4,572,675                    --            29,816,857
Short-term investments (cost - none,
none, 61,612,023 and none,
respectively)                                               --                    --           $61,612,023                    --
Joint repurchase agreements (cost -
$1,606,000, $1,162,000, $6,307,000 and
$3,437,000, respectively)                            1,606,000             1,162,000             6,307,000             3,437,000
Corporate savings account                                  749                   951                    --                   346
                                             -----------------     -----------------     -----------------     -----------------
                                                    24,833,197             7,042,351            67,919,023            33,536,112
Cash                                                        --                    --                   281                    --
Foreign currency, at value (cost -
none, $3,732, none and none,
respectively)                                               --                 3,938                    --                    --
Receivable for shares sold                             215,269                    --             6,046,686               145,909
Receivable for forward foreign currency
exchange contracts purchased - Note B                       --                 2,091                    --                13,525
Dividends and interest receivable                      377,403               228,649                17,948               846,545
Deferred organization expenses --
Note B                                                   1,413                    --                 1,413                 1,413
Other assets                                               234                   129                 3,037                 1,548
                                             -----------------     -----------------     -----------------     -----------------
Total Assets                                        25,427,516             7,277,158            73,988,388            34,545,052
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                      224,459                    --                    --                    --
Payable for shares repurchased                              --                10,068                    --                 1,258
Distributions payable                                       --                    --                33,176                    --
Payable for forward foreign currency
exchange contracts sold - Note B                            --                34,228                    --                40,954
Payable to John Hancock Advisers, Inc.
and affiliates - Note C                                 14,274                 2,986                30,177                17,336
Accounts payable and accrued expenses                   16,066                11,242                 7,703                13,705
                                             -----------------     -----------------     -----------------     -----------------
Total Liabilities                                      254,799                58,524                71,056                73,253
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                     24,922,117            10,257,167            73,917,139            37,817,216
Accumulated net realized loss on
investments, options and foreign
currency transactions                                 (391,881)             (221,273)                   --            (1,029,019)
Net unrealized appreciation
(depreciation) of investments and
foreign currency transactions                          621,001            (2,812,458)                   --            (2,190,200)
Undistributed net investment income
(distributions in excess of net
investment income)                                      21,480                (4,802)                  193              (126,198)
                                             -----------------     -----------------     -----------------     -----------------
Net Assets                                         $25,172,717            $7,218,634           $73,917,332           $34,471,799
================================================================================================================================
Net Asset Value Per Share:
(Based on 2,445,857, 1,080,247,
73,917,332 and 3,841,771 shares,
respectively, of beneficial interest
outstanding -- unlimited number of
shares authorized with no par value)                    $10.29                 $6.68                 $1.00                 $8.97
================================================================================================================================

See notes to financial statements.






Statements of Operations
Year ended December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------

                                          V.A.         V.A.         V.A.         V.A.         V.A.         V.A.            V.A.
                                   CORE EQUITY    500 INDEX    LARGE CAP      MID CAP     RELATIVE    SMALL CAP       SOVEREIGN
                                          FUND         FUND  GROWTH FUND  GROWTH FUND   VALUE FUND  GROWTH FUND  INVESTORS FUND
                                   -----------  -----------  -----------  -----------  -----------  -----------  --------------
Investment Income:
Dividends (net of foreign
Withholding tax of $1,892,
$1,761, $438, $104,
$169, none and $1,865,
respectively)                         $492,956     $372,756      $55,135      $16,961     $172,226      $11,016      $745,879
Interest                                73,783       27,843       18,183       59,766      193,222       46,062       282,891
Securities lending income                  831           --          621          510       27,459       33,144            --
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
                                       567,570      400,599       73,939       77,237      392,907       90,222     1,028,770
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Expenses:
Investment management
fee - Note C                           306,248      116,127      148,433       99,566      257,116      213,759       295,467
Custodian fee                           25,408      147,126       16,780       26,598       21,881       69,760        16,924
Auditing fee                            19,431       15,164       13,432       12,000       18,164       15,000        18,000
Accounting and legal
services fee -Note C                     8,230        6,221        3,705        2,504        8,056        5,347         9,273
Printing                                 4,589        2,048        1,250        4,356        2,174        4,189         1,873
Trustees' fee                            2,693        2,236        1,293          439        2,345        1,275         3,214
Miscellaneous                            2,163       16,092        1,059          607        2,021        1,377         5,669
Organization expense - Note B            2,141        2,141        2,141           --           --        2,141         2,141
Legal fees                                 399          280          169          124          368          230           401
Registration and filing fees                27           27           13           27          127           27            27
Interest Expense                            --           --        2,054           79       26,328        1,736            --
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Total Expenses                         371,329      307,462      190,329      146,300      338,580      314,841       352,989
-----------------------------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note C           --      (191,146)          --      (13,517)          --      (29,736)           --
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses                           371,329      116,316      190,329      132,783      338,580      285,105       352,989
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)           196,241      284,283     (116,390)     (55,546)      54,327     (194,883)      675,781
-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
(Loss) on Investments,
Financial Futures Contracts and
Foreign Currency Transactions:
Net realized gain
(loss) on investments sold             153,575      571,901   (1,715,484)    (691,193)  13,435,050   (2,221,923)   (1,886,401)
Net realized loss on
financial futures
contracts                                   --      (61,831)          --           --           --           --            --
Net realized loss on
foreign currency
transactions                                --           --           --           --         (919)          --            --
Change in net unrealized
Appreciation (depreciation)
of investments                      (3,702,349)  (3,824,817)  (4,414,002)  (1,246,996) (15,297,492)  (5,140,485)    1,083,527
Change in net unrealized
Appreciation (depreciation)
of financial futures
contracts                                   --        8,691           --           --           --           --            --
Change in net unrealized
Appreciation (depreciation)
of foreign currency
transactions                                --           --           --           --          906           --            --
                                   -----------  -----------  -----------  -----------  -----------  -----------   -----------
Net Realized and Unrealized
Loss on Investments, Financial
Futures Contracts and Foreign
Currency Transactions               (3,548,774)  (3,306,056)  (6,129,486)  (1,938,189)  (1,862,455)  (7,362,408)     (802,874)
-----------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
Resulting from Operations          ($3,352,533) ($3,021,773) ($6,245,876)  $1,993,735) ($1,808,128) ($7,557,291)    ($127,093)
-----------------------------------------------------------------------------------------------------------------------------

The Statement of Operations summarizes for each of the Funds the investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.






Statements of Operations (continued)
Year ended December 31, 2000
--------------------------------------------------------------
                                                          V.A.
                                                 INTERNATIONAL
                                                          FUND
                                             -----------------
Investment Income:
Dividends (net of foreign withholding
tax of $15,166)                                        $94,960
Interest                                                21,961
Securities lending income                                4,860
                                             -----------------
                                                       121,781
                                             -----------------
Expenses:
Investment management fee - Note C                      81,503
Custodian fee                                          188,289
Auditing fee                                            13,090
Printing                                                 5,381
Organization expense - Note B                            2,141
Accounting and legal services fee - Note C               1,697
Registration and filing fees                               573
Trustees' fee                                              544
Miscellaneous                                              461
Legal fees                                                 117
                                             -----------------
Total Expenses                                         293,796
--------------------------------------------------------------
Less Expense Reductions - Note C                     (189,610)
--------------------------------------------------------------
Net Expenses                                           104,186
--------------------------------------------------------------
Net Investment Income                                   17,595
--------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions:
Net realized loss on investments sold                 (435,585)
Net realized loss on foreign currency
transactions                                           (15,739)
Change in net unrealized appreciation
(depreciation) of investments                       (2,178,286)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                              (952)
                                             -----------------
Net Realized and Unrealized Loss
on Investments and Foreign Currency
Transactions                                        (2,630,562)
--------------------------------------------------------------
Net Decrease in Net Assets
Resulting from Operations                          ($2,612,967)
==============================================================

See notes to financial statements.





Statements of Operations (continued)
Year ended December 31, 2000
----------------------------------------------------------------------------------------------------------
                                                          V.A.                  V.A.                  V.A.
                                                     FINANCIAL         REGIONAL BANK            TECHNOLOGY
                                               INDUSTRIES FUND                  FUND                  FUND
                                             -----------------     -----------------     -----------------
Investment Income:
Dividends (net of foreign withholding
tax of $12,422, none and $3,
respectively)                                         $616,349              $375,640                  $503
Interest                                                64,208                38,145                68,818
Securities lending income                                5,313                 1,734                    87
                                             -----------------     -----------------     -----------------
                                                       685,870               415,519                69,408
                                             -----------------     -----------------     -----------------
Expenses:
Investment management fee - Note C                     434,813               113,415                33,261
Custodian fee                                           18,441                11,464                33,980
Auditing fee                                            17,500                13,000                12,000
Accounting and legal services fee - Note C              10,269                 2,660                   810
Printing                                                 3,971                 1,036                 2,276
Trustees' fee                                            3,058                 1,096                    61
Miscellaneous                                            2,209                   296                   200
Interest Expense                                           944                   738                    --
Legal fees                                                 364                    --                    61
Registration and filing fees                                13                    26                    14
                                             -----------------     -----------------     -----------------
Total Expenses                                         491,582               143,731                82,663
----------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note C                           --                    --                (39,008)
----------------------------------------------------------------------------------------------------------
Net Expenses                                           491,582               143,731                43,655
----------------------------------------------------------------------------------------------------------
Net Investment Income                                  194,288               271,788                25,753
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments, Options and Foreign
Currency Transactions:
Net realized gain (loss) on investments
sold and options                                       692,941            (2,865,401)             (193,630)
Net realized gain on foreign currency
transactions                                             3,958                    --                    --
Change in net unrealized appreciation
(depreciation) of investments                       12,308,867             4,087,137            (3,889,092)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                            (2,383)                   --                    --
                                             -----------------     -----------------     -----------------
Net Realized and Unrealized Gain (Loss)
on Investments, Options
and Foreign Currency Transactions                   13,003,383             1,221,736            (4,082,722)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                          $13,197,671            $1,493,524           ($4,056,969)
==========================================================================================================

See notes to financial statements.






Statements of Operations (continued)
Year ended December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

                                                          V.A.                  V.A.                  V.A.                  V.A.
                                                          BOND            HIGH YIELD          MONEY MARKET             STRATEGIC
                                                          FUND             BOND FUND                  FUND           INCOME FUND
                                             -----------------     -----------------     -----------------     -----------------
Investment Income:
Dividends (net of foreign withholding
tax of none, $3,900, none and none,
respectively)                                               --              $123,442                    --               $21,652
Interest                                            $1,161,742               986,842            $2,511,902             2,640,081
                                             -----------------     -----------------     -----------------     -----------------
                                                     1,161,742             1,110,284             2,511,902             2,661,733
                                             -----------------     -----------------     -----------------     -----------------
Expenses:
Investment management fee - Note C                      80,502                51,368               194,539               165,020
Custodian fee                                           46,140                16,651                16,717                22,549
Auditing fee                                            12,164                13,667                 8,000                 8,000
Accounting and legal services
fee - Note C                                             3,048                 1,605                 7,395                 5,193
Printing                                                 2,230                 1,214                 1,232                 4,355
Organization expense - Note B                            2,141                    --                 2,141                 2,141
Trustees' fee                                              835                   576                 1,950                 1,457
Registration and filing fees                               790                    27                    27                    27
Miscellaneous                                              695                   457                   908                 1,352
Legal fees                                                 125                20,928                   241                   251
                                             -----------------     -----------------     -----------------     -----------------
Total Expenses                                         148,670               106,493               233,150               210,345
--------------------------------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note C                       (27,848)              (33,670)                   --                    --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                           120,822                72,823               233,150               210,345
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                1,040,920             1,037,461             2,278,752             2,451,388
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments, Options and Foreign
Currency Transactions:
Net realized gain (loss) on investments
sold and options                                      (153,038)               13,846                    --              (980,624)
Net realized gain on foreign currency
transactions                                               988               127,478                    --               280,348
Change in net unrealized appreciation
(depreciation) of investments                        1,086,406            (1,600,466)                   --            (1,250,037)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                              (909)              (65,941)                   --               (72,198)
                                             -----------------     -----------------     -----------------     -----------------
Net Realized and Unrealized Gain (Loss)
on Investments, Options
and Foreign Currency Transactions                      933,447            (1,525,083)                   --            (2,022,511)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                           $1,974,367             ($487,622)           $2,278,752              $428,877
================================================================================================================================

See notes to financial statements.





Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------
                                        V.A. CORE EQUITY FUND             V.A. 500 INDEX FUND         V.A. LARGE CAP GROWTH FUND
                                     ---------------------------     ---------------------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income (loss)            $170,261        $196,241        $344,397        $284,283        ($40,884)      ($116,390)

Net realized gain (loss) on
investments sold and financial
futures contracts                      1,489,402         153,575          91,519         510,070       1,316,751      (1,715,484)

Change in net unrealized
appreciation (depreciation) of
investments and financial futures
contracts                              3,097,564      (3,702,349)      5,755,226      (3,816,126)      1,878,149      (4,414,002)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations       4,757,227      (3,352,533)      6,191,142      (3,021,773)      3,154,016      (6,245,876)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (174,331)       (199,287)       (344,375)       (279,659)             --              --
Distributions in excess of net
investment income                            (86)             --              --              --              --              --
Distributions from net realized
gain on investments sold and
financial futures contracts             (895,808)       (695,716)       (231,893)        (92,786)       (491,445)       (643,661)

Distributions in excess of net
realized gain on investments
sold, financial futures contracts             --        (844,741)        (15,178)             --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                          (1,070,225)     (1,739,744)       (591,446)       (372,445)       (491,445)       (643,661)
                                     -----------     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                           21,277,999      11,671,817      13,349,010       2,172,521      10,666,325       5,563,562
Shares issued to shareholders in
reinvestment of distributions          1,070,225       1,739,743         591,446         372,407         491,445         643,661
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                      22,348,224      13,411,560      13,940,456       2,544,928      11,157,770       6,207,223
Less shares repurchased               (7,735,163)    (12,638,050)     (8,044,099)    (12,009,903)     (2,320,226)     (8,885,412)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)               14,613,061         773,510       5,896,357      (9,464,975)      8,837,544      (2,678,189)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   26,691,254      44,991,317      26,457,163      37,953,216      10,371,817      21,871,932
                                     -----------     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
($85), ($197), $335, $5,007,
($41) and ($91), respectively)       $44,991,317     $40,672,550     $37,953,216     $25,094,023     $21,871,932     $12,304,206
                                     -----------     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.0861         $0.0888         $0.1710         $0.1530              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share dividends in excess of
net investment income                    $0.0001              --              --              --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments sold
and financial futures contracts          $0.4028         $0.6886         $0.1105         $0.0585         $0.3598         $0.5666
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions in excess
of net realized gain on
investments sold and financial
futures contracts                             --              --         $0.0072              --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                            1,133,853         601,375         816,451         123,028         738,312         376,363
Shares issued to shareholders in
reinvestment of distributions             55,765          99,280          34,866          21,738          31,974          62,310
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                       1,189,618         700,655         851,317         144,766         770,286         438,673
Less shares repurchased                 (410,573)       (662,061)       (490,081)       (694,943)       (158,856)       (628,273)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                  779,045          38,594         361,236        (550,177)        611,430        (189,600)
                                     ===========     ===========     ===========     ===========     ===========     ===========

See notes to financial statements.





Statements of Changes in Net Assets (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                       V.A. MID CAP GROWTH FUND        V.A. RELATIVE VALUE FUND       V.A. SMALL CAP GROWTH FUND
                                     ---------------------------     ---------------------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income (loss)            ($6,426)       ($55,546)       $161,304         $54,327        ($82,296)      ($194,883)

Net realized gain (loss) on
investments sold and foreign
currency transactions                   187,318        (691,193)      5,322,397      13,434,131       2,352,183      (2,221,923)

Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                          1,607,019      (1,246,996)      7,741,197     (15,296,586)      5,122,311      (5,140,485)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations      1,787,911      (1,993,735)     13,224,898      (1,808,128)      7,392,198      (7,557,291)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                       --              --        (162,651)        (42,822)             --              --
Distributions from net realized
gain on investments sold and
foreign currency transactions            (5,407)        (78,273)     (1,365,816)    (15,128,734)       (441,478)     (1,193,201)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                             (5,407)        (78,273)     (1,528,467)    (15,171,556)       (441,478)     (1,193,201)
                                     ----------     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                           3,390,736      12,664,811      12,838,972      13,227,216       7,383,931      18,612,044
Shares issued to shareholders in
reinvestment of distributions             5,407          78,273       1,528,467      15,171,557         441,478       1,193,201
                                     ----------     -----------     -----------     -----------     -----------     -----------
                                      3,396,143      12,743,084      14,367,439      28,398,773       7,825,409      19,805,245
Less shares repurchased                (594,918)     (5,552,026)     (4,666,018)    (11,142,581)     (2,141,408)    (12,149,701)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Increase                          2,801,225       7,191,058       9,701,421      17,256,192       5,684,001       7,655,544
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   1,779,071       6,362,800      17,368,252      38,766,104       8,231,889      20,866,610
                                     ----------     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
none, ($8), ($3,436), $7,190,
($40) and ($76), respectively)       $6,362,800     $11,481,850     $38,766,104     $39,042,612     $20,866,610     $19,771,662
                                     ----------     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                            --              --         $0.0980         $0.0186              --              --
                                     ----------     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments sold
and foreign currency transactions       $0.0160         $0.1010         $0.6493         $6.5883         $0.4314         $0.9031
                                     ----------     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                             257,673         699,219         949,975         744,370         499,482         888,422
Shares issued to shareholders in
reinvestment of distributions               329           5,222          91,349       1,406,946          23,955          86,905
                                     ----------     -----------     -----------     -----------     -----------     -----------
                                        258,002         704,441       1,041,324       2,151,316         523,437         975,327
Less shares repurchased                 (49,945)       (313,149)       (334,023)       (631,982)       (153,686)       (658,355)
                                     ----------     -----------     -----------     -----------     -----------     -----------
Net Increase                            208,057         391,292         707,301       1,519,334         369,751         316,972
                                     ==========     ===========     ===========     ===========     ===========     ===========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the per share amount of distributions made to shareholders of each Fund for the periods indicated.

See notes to financial statements.





Statements of Changes in Net Assets (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                    V.A. SOVEREIGN INVESTORS FUND       V.A. INTERNATIONAL FUND    V.A. FINANCIAL INDUSTRIES FUND
                                    -----------------------------    ---------------------------   ------------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income                   $651,984        $675,781         $38,442         $17,595        $385,825        $194,288
Net realized gain (loss) on
investments sold and foreign
currency transactions                   (211,594)     (1,886,401)        681,683        (451,324)     (3,550,224)        696,899
Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                           1,075,319       1,083,527       1,497,165      (2,179,238)      3,537,348      12,306,484
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations       1,515,709        (127,093)      2,217,290      (2,612,967)        372,949      13,197,671
                                     -----------     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (651,984)       (678,637)        (46,076)       (107,471)       (362,866)       (169,614)

Distributions in excess of net
investment income                           (617)             --          (9,515)             --              --              --
Distributions from net realized
gain on investments sold and
foreign currency transactions                 --              --        (259,599)       (238,923)       (153,776)             --
Tax return of capital                     (2,297)             --              --              --         (23,257)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                            (654,898)       (678,637)       (315,190)       (346,394)       (539,899)       (169,614)
                                     -----------     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                           19,084,625      16,811,905       1,131,817       1,932,741      10,055,880      20,739,283
Shares issued to shareholders in
reinvestment of distributions            654,898         678,636         315,190         346,394         539,899         169,614
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                      19,739,523      17,490,541       1,447,007       2,279,135      10,595,779      20,908,897
Less shares repurchased               (4,515,757)    (11,610,910)     (1,175,008)     (1,364,748)    (15,685,364)    (11,882,798)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)               15,223,766       5,879,631         271,999         914,387      (5,089,585)      9,026,099
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   34,169,620      50,254,197       7,200,514       9,374,613      54,568,975      49,312,440
                                     -----------     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
($105), ($253), ($46,722),
($80,691), ($2,491) and $2,898,
respectively)                        $50,254,197     $55,328,098      $9,374,613      $7,329,639     $49,312,440     $71,366,596
                                     -----------     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.2404         $0.2077         $0.0791         $0.1684         $0.1078         $0.0450
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions in excess
of net investment income                 $0.0002              --         $0.0163              --              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments sold
and foreign currency transactions             --              --         $0.4454         $0.3744              --              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
Tax return of capital                    $0.0009              --              --              --         $0.0069              --
                                     -----------     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                            1,204,042       1,103,469          86,360         131,349         691,929       1,252,923
Shares issued to shareholders in
reinvestment of distributions             42,073          44,976          21,633          31,955          38,926           9,578
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                       1,246,115       1,148,445         107,993         163,304         730,855       1,262,501
Less shares repurchased                 (285,296)       (771,887)        (92,089)       (104,357)     (1,096,716)       (779,897)
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                  960,819         376,558          15,904          58,947        (365,861)        482,604
                                     ===========     ===========     ===========     ===========     ===========     ===========

See notes to financial statements.





Statements of Changes in Net Assets (continued)

-----------------------------------------------------------------------------------------------------------------
                                                                         V.A.
                                                                     TECHNOLOGY
                                       V.A. REGIONAL BANK FUND          FUND                  V.A. BOND FUND
                                     ---------------------------     ------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,      PERIOD ENDED        YEAR ENDED DECEMBER 31,
                                     ---------------------------     DECEMBER 31,     ---------------------------
                                         1999            2000          2000(1)            1999            2000
                                     -----------     -----------     ------------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income                   $281,620        $271,788         $25,753        $740,529      $1,040,920
Net realized gain (loss) on
investments sold, options and
foreign currency transactions            232,178      (2,865,401)       (193,630)       (216,376)       (152,050)

Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                          (1,578,109)      4,087,137      (3,889,092)       (583,796)      1,085,497
                                     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations      (1,064,311)      1,493,524      (4,056,969)        (59,643)      1,974,367
                                     -----------     -----------     -----------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (281,482)       (275,181)        (24,458)       (740,530)     (1,040,858)

Distributions from net realized
gain on investments sold, options
and foreign currency transactions       (347,453)             --              --              --              --
                                     -----------     -----------     -----------     -----------     -----------
Total Distributions to
Shareholders                            (628,935)       (275,181)        (24,458)       (740,530)     (1,040,858)
                                     -----------     -----------     -----------     -----------     -----------
From Fund Share Transactions: **
Shares sold                            7,383,736       1,198,441      18,589,255       5,640,516      13,994,748
Shares issued to shareholders in
reinvestment of distributions            628,935         275,181          24,458         740,530       1,040,858
                                     -----------     -----------     -----------     -----------     -----------
                                       8,012,671       1,473,622      18,613,713       6,381,046      15,035,606
Less shares repurchased               (6,280,747)     (9,253,630)       (490,242)     (3,719,713)     (3,326,986)
                                     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                1,731,924      (7,780,008)     18,123,471       2,661,333      11,708,620
                                     -----------     -----------     -----------     -----------     -----------
Net Assets:
Beginning of period                   20,256,417      20,295,095              --      10,669,428      12,530,588
                                     -----------     -----------     -----------     -----------     -----------
End of period (including
undistributed net investment
income of $3,154, ($209), $1,295,
$21,494 and $21,556,
respectively)                        $20,295,095     $13,733,430     $14,042,044     $12,530,588     $25,172,717
                                     -----------     -----------     -----------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.1190         $0.1686         $0.0143         $0.6448         $0.6434
                                     -----------     -----------     -----------     -----------     -----------
Per share distributions from net
realized gain on investments
sold, options and foreign
currency transactions                    $0.1489              --              --              --              --
                                     -----------     -----------     -----------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                              798,204         150,452       1,961,452         556,313       1,400,901
Shares issued to shareholders in
reinvestment of distributions             73,089          33,504           3,292          73,574         104,450
                                     -----------     -----------     -----------     -----------     -----------
                                         871,293         183,956       1,964,744         629,887       1,505,351
Less shares repurchased                 (683,009)     (1,166,423)        (48,490)       (367,396)       (336,738)
                                     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)                  188,284        (982,467)      1,916,254         262,491       1,168,613
                                     ===========     ===========     ===========     ===========     ===========

(1) Commenced operations on May 1, 2000.

See notes to financial statements.





Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------------------------------------------
                                      V.A. HIGH YIELD BOND FUND         V.A. MONEY MARKET FUND        V.A. STRATEGIC INCOME FUND
                                     ---------------------------     ---------------------------     ---------------------------
                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     ---------------------------     ---------------------------     ---------------------------
                                         1999            2000           1999             2000            1999            2000
                                     -----------     -----------     -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:

Net investment income                   $951,874      $1,037,461      $1,072,850       $2,278,752      $1,576,575      $2,451,388
Net realized gain (loss) on
investments sold, options and
foreign currency transactions            104,240         141,324              --               --        (156,823)       (700,276)

Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                              59,411      (1,666,407)             --               --        (534,751)     (1,322,235)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Increase (Decrease) in Net
Assets Resulting from Operations       1,115,525        (487,622)      1,072,850        2,278,752         885,001         428,877
                                     -----------     -----------     -----------     ------------     -----------     -----------
Distributions to Shareholders: *
Dividends from net investment
income                                  (945,546)     (1,039,972)     (1,072,850)      (2,278,752)     (1,576,590)     (2,359,734)

Tax Return of Capital                         --              --              --               --              --         (91,654)

Distributions from net realized
gain on investments sold, options
and foreign currency transactions        (74,253)       (241,224)             --               --              --        (350,215)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Total Distributions to
Shareholders                          (1,019,799)     (1,281,196)     (1,072,850)      (2,278,752)     (1,576,590)     (2,801,603)
                                     -----------     -----------     -----------     ------------     -----------     -----------
From Fund Share Transactions: **
Shares sold                            2,548,352         858,489      48,097,999      188,358,513       8,665,787      14,978,386
Shares issued in
reorganization - Note F                       --              --              --               --       2,569,836              --
Shares issued to shareholders in
reinvestment of distributions          1,019,800       1,281,195         944,404        2,374,022       1,576,592       2,801,603
                                     -----------     -----------     -----------     ------------     -----------     -----------
                                       3,568,152       2,139,684      49,042,403      190,732,535      12,812,215      17,779,989
Less shares repurchased               (2,496,893)     (2,438,764)    (32,610,270)    (149,766,710)     (4,858,040)     (3,217,447)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Increase (Decrease)                1,071,259        (299,080)     16,432,133       40,965,825       7,954,175      14,562,542
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Assets:
Beginning of period                    8,119,547       9,286,532      16,519,374       32,951,507      15,019,397      22,281,983
                                     -----------     -----------     -----------     ------------     -----------     -----------
End of period (including
undistributed net investment
income (distributions in excess
of net investment income) of
$5,028, $33,938, $52, $193,
($47,169) and ($126,198),
respectively)                         $9,286,532      $7,218,634     $32,951,507      $73,917,332     $22,281,983     $34,471,799
                                     -----------     -----------     -----------     ------------     -----------     -----------
* Distributions to Shareholders:
Per share dividends from net
investment income                        $0.8767         $0.9394         $0.0452          $0.0576         $0.7977         $0.8345
                                     -----------     -----------     -----------     ------------     -----------     -----------
Per share distributions from net
realized gain on investments
sold, options and foreign
currency transactions                    $0.0657         $0.2290              --               --              --         $0.0945
                                     -----------     -----------     -----------     ------------     -----------     -----------
** Analysis of Fund Share
Transactions:
Shares sold                              305,760         110,078      48,097,999      188,358,513         872,439       1,598,355
Shares issued in
reorganization - Note F                       --              --              --               --         253,313              --
Shares issued to shareholders in
reinvestment of distributions            122,160         172,859          94,404        2,374,022         159,651         302,236
                                     -----------     -----------     -----------     ------------     -----------     -----------
                                         427,920         282,937      48,192,403      190,732,535       1,285,403       1,900,591
Less shares repurchased                 (297,910)       (320,600)    (32,610,270)    (149,766,710)       (491,471)       (339,848)
                                     -----------     -----------     -----------     ------------     -----------     -----------
Net Increase (Decrease)                  130,010         (37,663)     15,582,133       40,965,825         793,932       1,560,743
                                     ===========     ===========     ===========     ============     ===========     ===========

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. CORE EQUITY FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $11.11            $14.11            $17.74            $19.70
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.06              0.16              0.10              0.09              0.08
Net Realized and Unrealized
Gain (Loss) on Investments                 1.12              3.23              3.90              2.36             (1.48)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 1.18              3.39              4.00              2.45             (1.40)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.06)            (0.14)            (0.10)            (0.09)            (0.09)
Distributions in Excess of
Net Investment Income                        --                --                --                --(3)             --
Distributions from Net
Realized Gain on
Investments Sold                          (0.01)            (0.25)            (0.27)            (0.40)            (0.31)
Distributions in Excess of
Net Realized Gain on
Investments Sold                             --                --                --                --             (0.38)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.07)            (0.39)            (0.37)            (0.49)            (0.78)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.11            $14.11            $17.74            $19.70            $17.52
                                  =============     =============     =============     =============     =============
Total Investment Return(4)               11.78%(5,6)       30.68%(6)         28.42%            13.89%            (7.11%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,149            $8,719           $26,691           $44,991           $40,673
Ratio of Expenses to Average
Net Assets                                0.95%(7)          0.95%             0.95%             0.83%             0.85%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.23%(7)          1.59%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.60%(7)          1.24%             0.65%             0.47%             0.45%
Portfolio Turnover Rate                     24%               53%               55%               77%               97%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indi cated: net investment income, gains (losses), distributions and total investment return of each Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important rela tionships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. 500 INDEX FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.44            $12.62            $15.23            $18.09
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.17              0.30              0.20              0.17              0.14
Net Realized and Unrealized
Gain (Loss) on Investments                 0.98              2.72              3.37              2.98             (1.81)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 1.15              3.02              3.57              3.15             (1.67)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.16)            (0.30)            (0.20)            (0.17)            (0.15)
Distributions from Net
Realized Gain on
Investments Sold                          (0.55)            (0.54)            (0.76)            (0.11)            (0.06)
Distributions in Excess of
Net Realized Gain on
Investments Sold                             --                --                --             (0.01)               --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.71)            (0.84)            (0.96)            (0.29)            (0.21)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.44            $12.62            $15.23            $18.09            $16.21
                                  =============     =============     =============     =============     =============
Total Investment Return(3,4)             11.49%(5)         29.51%            28.44%            20.81%            (9.28%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $4,049           $20,008           $26,457           $37,953           $25,094
Ratio of Expenses to Average
Net Assets                                0.60%(6)          0.36%             0.35%             0.35%             0.35%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.31%(6)          0.83%             0.92%             0.75%             0.93%
Ratio of Net Investment
Income to Average Net
Assets                                    4.57%(6)          2.45%             1.44%             1.06%             0.86%
Portfolio Turnover Rate                      0%                9%               47%                5%                7%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. LARGE CAP GROWTH FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $9.39            $10.73            $13.37            $15.77
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Loss(2)                    (0.01)            (0.04)               --(3)          (0.04)            (0.08)

Net Realized and Unrealized
Gain (Loss) on Investments                (0.60)             1.38              2.64              2.80             (4.85)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                (0.61)             1.34              2.64              2.76             (4.93)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Distributions from Net
Realized Gain on
Investments Sold                             --                --                --             (0.36)            (0.57)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                    $9.39            $10.73            $13.37            $15.77            $10.27
                                  =============     =============     =============     =============     =============
Total Investment Return(4)               (6.10%)(5,6)      14.27%(6)         24.60%(6)         20.71%(6)        (31.30%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $994            $3,733           $10,372           $21,872           $12,304
Ratio of Expenses to Average
Net Assets                                1.00%(7)          1.00%             1.00%             1.00%             0.96%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.76%(7)          2.37%             1.33%             1.02%               --
Ratio of Net Investment Loss
to Average Net Assets                    (0.23%)(7)        (0.39%)           (0.00%)           (0.25%)           (0.59%)
Portfolio Turnover Rate                     68%              136%              176%              172%              170%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. MID CAP GROWTH FUND
                                  -------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $11.03            $17.21
                                  -------------     -------------     -------------
Net Investment Income
(Loss)(2)                                  0.01             (0.03)            (0.08)

Net Realized and Unrealized
Gain (Loss) on Investments                 1.03              6.23             (1.94)
                                  -------------     -------------     -------------
Total from Investment
Operations                                 1.04              6.20             (2.02)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.01)               --                --
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.02)            (0.10)

Tax Return of Capital                        --(3)             --                --
                                  -------------     -------------     -------------
Total Distributions                       (0.01)            (0.02)            (0.10)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.03            $17.21            $15.09
                                  =============     =============     =============
Total Investment Return(4,5)             10.35%(6)         56.18%           (11.73%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,779            $6,363           $11,482
Ratio of Expenses to Average
Net Assets                                1.00%(7)          1.00%             1.00%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.23%(7)          2.36%             1.10%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.06%(7)         (0.23%)           (0.42%)
Portfolio Turnover Rate                    103%              136%              155%

(1) Commenced operations on January 7, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. RELATIVE VALUE FUND
                                  -------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $12.03            $18.03
                                  -------------     -------------     -------------
Net Investment Income(2)                   0.11              0.10              0.02
Net Realized and Unrealized
Gain (Loss) on Investments                 2.02              6.65             (0.80)
                                  -------------     -------------     -------------
Total from Investment
Operations                                 2.13              6.75             (0.78)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.10)            (0.10)            (0.02)
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.65)            (6.59)
                                  -------------     -------------     -------------
Total Distributions                       (0.10)            (0.75)            (6.61)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $12.03            $18.03            $10.64
                                  =============     =============     =============
Total Investment Return(3)               21.39%(4,5)       56.65%            (4.80%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $17,368           $38,766           $39,043
Ratio of Expenses to Average
Net Assets                                0.85%(6)          0.77%             0.79%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.03%(6)            --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.17%(6)          0.66%             0.13%
Portfolio Turnover Rate                    242%              166%              164%

(1) Commenced operations on January 6, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total return would have been lower had certain expenses not been reduced during the period shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. SMALL CAP GROWTH FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $9.32            $10.35            $12.00            $19.76
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income
(Loss)(2)                                  0.02             (0.02)            (0.06)            (0.10)            (0.13)

Net Realized and Unrealized
Gain (Loss) on Investments                (0.68)             1.05              1.71              8.29             (4.33)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                (0.66)             1.03              1.65              8.19             (4.46)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.02)               --(3)             --                --                --
Distributions from Net
Realized Gain on
Investments Sold                             --                --                --             (0.43)            (0.90)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions to
Shareholders                              (0.02)               --                --             (0.43)            (0.90)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                    $9.32            $10.35            $12.00            $19.76            $14.40
                                  =============     =============     =============     =============     =============
Total Investment Return(4,5)             (6.62%)(6)        11.06%            15.94%            68.52%           (22.33%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $975            $3,841            $8,232           $20,867           $19,772
Ratio of Expenses to Average
Net Assets                                1.00%(7)          1.00%             1.00%             1.00%             1.00%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  5.19%(7)          2.72%             1.63%             1.38%             1.10%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.62%(7)         (0.16%)           (0.59%)           (0.76%)           (0.68%)
Portfolio Turnover Rate                     31%               79%               93%              120%              104%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. SOVEREIGN INVESTORS FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.74            $13.59            $15.61            $15.96
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.07              0.22              0.27              0.24              0.21
Net Realized and Unrealized
Gain (Loss) on Investments                 0.76              2.82              2.00              0.35             (0.27)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 0.83              3.04              2.27              0.59             (0.06)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.07)            (0.18)            (0.25)            (0.24)            (0.21)
Distributions in Excess of
Net Investment Income                        --                --                --                --(3)             --
Distributions from Net
Realized Gain on
Investments Sold                          (0.02)            (0.01)               --                --                --
Tax Return of Capital                        --                --                --                --(3)             --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.09)            (0.19)            (0.25)            (0.24)            (0.21)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.74            $13.59            $15.61            $15.96            $15.69
                                  =============     =============     =============     =============     =============
Total Investment Return(4)                8.30%(5,6)       28.43%(6)         16.88%             3.84%            (0.33%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,111           $12,187           $34,170           $50,254           $55,328
Ratio of Expenses to Average
Net Assets                                0.85%(7)          0.85%             0.74%             0.70%             0.72%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  3.78%(7)          1.16%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.90%(7)          1.81%             1.88%             1.57%             1.37%
Portfolio Turnover Rate                     17%               11%               19%               26%               46%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                  V.A. INTERNATIONAL FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $11.23            $10.50            $12.18            $15.45
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.07              0.05              0.07              0.07              0.03
Net Realized and Unrealized
Gain (Loss) on Investments                 1.20             (0.13)             1.69              3.75             (3.93)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 1.27             (0.08)             1.76              3.82             (3.90)
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.04)            (0.01)            (0.07)            (0.08)            (0.17)

Dividends in Excess of Net
Investment Income                            --                --             (0.01)            (0.02)               --
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.64)               --             (0.45)            (0.37)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.04)            (0.65)            (0.08)            (0.55)            (0.54)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.23            $10.50            $12.18            $15.45            $11.01
                                  =============     =============     =============     =============     =============
Total Investment Return(3,4)             12.75%(5)         (0.54%)           16.75%            31.55%           (25.17%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $2,267            $3,792            $7,201            $9,375            $7,330
Ratio of Expenses to Average
Net Assets                                1.15%(6)          1.15%             1.15%             1.15%             1.15%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  3.13%(6)          2.04%             3.13%             2.51%             3.24%
Ratio of Net Investment
Income to Average Net
Assets                                    2.03%(6)          0.43%             0.59%             0.52%             0.19%
Portfolio Turnover Rate                     14%              273%               89%              116%              177%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------
                                                      V.A. FINANCIAL INDUSTRIES FUND
                                  -------------------------------------------------------------------
                                         PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------
                                        1997(1)              1998              1999          2000
                                  -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $13.44            $14.45            $14.46
                                  -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.11              0.18              0.11              0.06
Net Realized and Unrealized
Gain on Investments                        3.39              0.97              0.06              3.87
                                  -------------     -------------     -------------     -------------
Total from Investment
Operations                                 3.50              1.15              0.17              3.93
                                  -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.05)            (0.14)            (0.10)            (0.05)
Distributions from Net
Realized Gain on
Investments Sold                          (0.01)               --(3)          (0.05)               --
Tax Return of Capital                        --                --             (0.01)               --
                                  -------------     -------------     -------------     -------------
Total Distributions                       (0.06)            (0.14)            (0.16)            (0.05)
                                  -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $13.44            $14.45            $14.46            $18.34
                                  =============     =============     =============     =============
Total Investment Return(4)               35.05%(5,6)        8.55%             1.23%            27.16%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $18,465           $54,569           $49,312           $71,367
Ratio of Expenses to Average
Net Assets                                1.05%(7)          0.92%             0.90%             0.90%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  1.39%(7)             --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.32%(7)          1.25%             0.77%             0.36%
Portfolio Turnover Rate                     11%               38%               72%               41%

(1) Commenced operations on April 30, 1997.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total return would have been lower had certain expenses not been reduced during the period shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. REGIONAL BANK FUND
                                   ------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $9.28             $8.56
                                  -------------     -------------     -------------
Net Investment Income(2)                   0.09              0.12              0.16
Net Realized and Unrealized
Gain (Loss) on Investments                (0.74)            (0.57)             1.34
                                  -------------     -------------     -------------
Total from Investment
Operations                                (0.65)            (0.45)             1.50
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.07)            (0.12)            (0.17)
Distributions from Net
Realized Gain on
Investments Sold                             --(3)          (0.15)               --
                                  -------------     -------------     -------------
Total Distributions                       (0.07)            (0.27)            (0.17)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                    $9.28             $8.56             $9.89
                                  =============     =============     =============

Total Investment Return(4)               (6.43%)(5,6)      (4.86%)           17.91%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $20,256           $20,295           $13,733
Ratio of Expenses to Average
Net Assets                                1.05%(7)          1.00%             1.01%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  1.14%(7)             --                --
Ratio of Net Investment
Income to Average Net
Assets                                    1.39%(7)          1.30%             1.92%
Portfolio Turnover Rate                     28%               49%               32%

(1) Commenced operations on May 1, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total return would have been lower had certain expenses not been reduced during the period shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

---------------------------------------------------

                               V.A. TECHNOLOGY FUND
                               --------------------
                                   PERIOD ENDED
                               DECEMBER 31, 2000(1)
                               --------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00
                                  -------------
Net Investment Income(2)                   0.03
Net Realized and Unrealized
Loss on Investments                       (2.69)
                                  -------------
Total from Investment
Operations                                (2.66)
                                  -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.01)
                                  -------------
Net Asset Value, End of
Period                                    $7.33
                                  =============
Total Investment Return(3,4)            (26.56%)(5)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $14,042
Ratio of Expenses to Average
Net Assets                                1.05%(6)
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.99%(6)
Ratio of Net Investment
Income to Average Net
Assets                                    0.62%(6)
Portfolio Turnover Rate                     75%

(1) Commenced operations on May 1, 2000.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                       V.A. BOND FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.19            $10.36            $10.51             $9.81
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.23              0.68              0.63              0.64              0.64
Net Realized and Unrealized
Gain (Loss) on Investments                 0.21              0.24              0.32             (0.70)             0.50
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 0.44              0.92              0.95             (0.06)             1.12
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.23)            (0.68)            (0.63)            (0.64)            (0.64)
Distributions from Net
Realized Gain on
Investments Sold                          (0.02)            (0.07)            (0.17)               --                --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.25)            (0.75)            (0.80)            (0.64)            (0.64)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.19            $10.36            $10.51             $9.81            $10.29
                                  =============     =============     =============     =============     =============
Total Investment Return(3,4)              4.42%(5)          9.30%             9.41%            (0.51%)           11.89%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,056            $3,682           $10,669           $12,531           $25,173
Ratio of Expenses to Average
Net Assets                                0.75%(6)          0.75%             0.75%             0.75%             0.75%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  4.15%(6)          2.53%             1.34%             1.01%             0.92%
Ratio of Net Investment
Income to Average Net
Assets                                    6.69%(6)          6.57%             5.93%             6.39%             6.47%
Portfolio Turnover Rate                     45%              193%              367%              307%              298%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------
                                               V.A. HIGH YIELD BOND FUND
                                   ------------------------------------------------
                                         PERIOD
                                          ENDED         YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------
                                        1998(1)             1999              2000
-----------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00             $8.22             $8.31
                                  -------------     -------------     -------------
Net Investment Income(2)                   0.90              0.88              0.94
Net Realized and Unrealized
Gain (Loss) on Investments                (1.82)             0.16             (1.40)
                                  -------------     -------------     -------------
Total from Investment
Operations                                (0.92)             1.04             (0.46)
                                  -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.84)            (0.88)            (0.94)
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.07)            (0.23)

Tax Return of Capital                     (0.02)               --                --
                                  -------------     -------------     -------------
Total Distributions                       (0.86)            (0.95)            (1.17)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                    $8.22             $8.31             $6.68
                                  =============     =============     =============
Total Investment Return(3,4)             (9.80%)(5)        13.12%            (6.08%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $8,120            $9,287            $7,219
Ratio of Expenses to Average
Net Assets                                0.85%(6)          0.85%             0.85%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  1.15%(6)          1.03%             1.24%
Ratio of Net Investment
Income to Average Net
Assets                                    9.85%(6)         10.56%            12.12%
Portfolio Turnover Rate                    102%              122%               56%

(1) Commenced operations on January 6, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                V.A. MONEY MARKET FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                 $1.00             $1.00             $1.00             $1.00             $1.00
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.02              0.05              0.05              0.05              0.06
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.02)            (0.05)            (0.05)            (0.05)            (0.06)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                    $1.00             $1.00             $1.00             $1.00             $1.00
                                  =============     =============     =============     =============     =============
Total Investment Return(3)                1.61%(4,5)        4.88%(5)          4.87%             4.58%             5.90%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $207            $8,377           $16,519           $32,952           $73,917
Ratio of Expenses to Average
Net Assets                                0.75%(6)          0.75%             0.74%             0.66%             0.60%
Ratio of Adjusted Expenses
to Average Net Assets(7)                 27.48%(6)          1.27%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    4.68%(6)          4.86%             4.70%             4.55%             5.86%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.





Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                V.A. STRATEGIC INCOME FUND
                                  -------------------------------------------------------------------------------------
                                         PERIOD
                                          ENDED                           YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     -------------------------------------------------------------------
                                        1996(1)              1997              1998              1999          2000
                                  -------------     -------------     -------------     -------------     -------------
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.30            $10.47            $10.10             $9.77
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.27              0.91              0.85              0.80              0.83
Net Realized and Unrealized
Gain (Loss) on Investments                 0.36              0.26             (0.35)            (0.33)            (0.71)
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment
Operations                                 0.63              1.17              0.50              0.47              0.12
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.27)            (0.91)            (0.85)            (0.80)            (0.83)
Distributions from Net
Realized Gain on
Investments Sold                          (0.06)            (0.09)            (0.02)               --             (0.09)
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                       (0.33)            (1.00)            (0.87)            (0.80)            (0.92)
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.30            $10.47            $10.10             $9.77             $8.97
                                  =============     =============     =============     =============     =============
Total Investment Return(3)                6.45%(4,5)       11.77%(5)          4.92%(5)          4.82%(5)          1.40%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $2,131            $5,540           $15,019           $22,282           $34,472
Ratio of Expenses to Average
Net Assets                                0.85%(6)          0.85%             0.85%             0.85%             0.76%
Ratio of Adjusted Expenses
to Average Net Assets(7)                  2.28%(6)          1.37%             0.93%             0.87%                --
Ratio of Net Investment
Income to Average Net
Assets                                    7.89%(6)          8.77%             8.19%             8.06%             8.91%
Portfolio Turnover Rate                     73%              110%               92%               53%(8)            53%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Portfolio turnover rate excludes merger activity.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Core Equity Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Core Equity Fund on December 31, 2000. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Advertising (1.86%)
Interpublic Group of Cos., Inc. (The)                   8,400         $357,525
Omnicom Group, Inc.                                     4,800          397,800
                                                                  ------------
                                                                       755,325
                                                                  ------------
Aerospace (1.93%)
General Dynamics Corp.                                  3,700          288,600
United Technologies Corp.                               6,300          495,338
                                                                  ------------
                                                                       783,938
                                                                  ------------
Automobile/Trucks (1.01%)
Ford Motor Co.                                         12,800          300,000
Lear Corp.*                                             4,400          109,175
                                                                  ------------
                                                                       409,175
                                                                  ------------
Banks - United States (6.08%)
Bank of America Corp.                                  10,000          458,750
Bank of New York Co., Inc. (The)                        9,600          529,800
Comerica, Inc.                                          3,900          231,563
Firstar Corp.                                           8,500          197,625
FleetBoston Financial Corp.                            15,800          593,488
J.P. Morgan Chase & Co.                                 1,800          297,900
Mellon Financial Corp.                                  3,300          162,319
                                                                  ------------
                                                                     2,471,445
                                                                  ------------
Beverages (0.56%)
Anheuser-Busch Cos., Inc.                               5,000          227,500
                                                                  ------------
Broker Services (0.47%)
Merrill Lynch & Co., Inc.                               2,800          190,925
                                                                  ------------
Building (0.61%)
Black & Decker Corp. (The)                              6,300          247,275
                                                                  ------------
Chemicals (1.14%)
Air Products & Chemicals, Inc.                          5,200          213,200
Dow Chemical Co.                                        6,900          252,713
                                                                  ------------
                                                                       465,913
                                                                  ------------
Computers (13.95%)
Adobe Systems, Inc.                                     1,700           98,919
America Online, Inc.*                                  10,600          368,880
Cisco Systems, Inc.*                                   27,600        1,055,700
Compaq Computer Corp.                                   5,700           85,785
EMC Corp.*                                              8,900          591,850
First Data Corp.                                       13,500          711,281
Hewlett-Packard Co.                                     6,600          208,312
International Business Machines Corp.                   5,400          459,000
Microsoft Corp.*                                       17,900          776,413
Network Appliance, Inc.*                                1,200           77,025
Oracle Corp.*                                          17,700          514,406
Siebel Systems, Inc.*                                   1,800          121,725
Sun Microsystems, Inc.*                                11,400          317,775
VERITAS Software Corp.*                                 2,500          218,750
Yahoo! Inc.*                                            2,200           66,378
                                                                  ------------
                                                                     5,672,199
                                                                  ------------

Diversified Operations (3.02%)
Honeywell International, Inc.                           2,800          132,475
Illinois Tool Works, Inc.                               3,100          184,644
Minnesota Mining & Manufacturing Co.                    3,200          385,600
Tyco International Ltd.                                 9,500          527,250
                                                                  ------------
                                                                     1,229,969
                                                                  ------------
Electronics (9.31%)
Altera Corp.*                                           3,000           78,937
Analog Devices, Inc.*                                   2,000          102,375
Applied Materials, Inc.*                                3,100          118,381
General Electric Co.                                   39,300        1,883,944
Intel Corp.                                            23,600          709,475
Linear Technology Corp.                                 1,500           69,375
Maxim Integrated Products, Inc.*                        2,200          105,187
Motorola, Inc.                                          7,600          153,900
Parker-Hannifin Corp.                                   3,700          163,262
Texas Instruments, Inc.                                 6,600          312,675
Xilinx, Inc.*                                           1,900           87,637
                                                                  ------------
                                                                     3,785,148
                                                                  ------------
Fiber Optics (0.25%)
JDS Uniphase Corp.*                                     2,400          100,050
                                                                  ------------
Finance (4.40%)
Citigroup, Inc.                                        35,033        1,788,873
                                                                  ------------
Insurance (4.28%)
American International Group, Inc.                      3,100          305,544
Hartford Financial Services Group, Inc. (The)           5,400          381,375
Lincoln National Corp.                                  5,200          246,025
Marsh & McLennan Cos., Inc.                             1,300          152,100
St. Paul Cos., Inc. (The)                               5,600          304,150
Torchmark Corp.                                         4,200          161,437
XL Capital Ltd. (Class A)                               2,200          192,225
                                                                  ------------
                                                                     1,742,856
                                                                  ------------
Leisure (0.48%)
Disney (Walt) Co. (The)                                 6,700          193,881
                                                                  ------------
Machinery (0.56%)
Ingersoll-Rand Co.                                      5,400          226,125
                                                                  ------------
Media (3.15%)
AT&T Corp. - Liberty Media Group*                      12,900          174,956
Clear Channel Communications, Inc.*                     4,700          227,656
Infinity Broadcasting Corp. (Class A)*                  4,900          136,894
Time Warner, Inc.                                       3,000          156,720
Viacom, Inc. (Class B)*                                12,507          584,702
                                                                  ------------
                                                                     1,280,928
                                                                  ------------

Medical (18.01%)
Abbott Laboratories                                     7,900          382,656
Allergan, Inc.                                          3,200          309,800
ALZA Corp.*                                             5,400          229,500
American Home Products Corp.                            5,700          362,235
Baxter International, Inc.                              5,900          521,044
Bristol-Myers Squibb Co.                               12,900          953,794
Johnson & Johnson                                       8,800          924,550
Lilly (Eli) & Co.                                       1,300          120,981
Merck & Co., Inc.                                      14,100        1,320,113
Pfizer, Inc.                                           32,100        1,476,600
Pharmacia Corp.                                         4,700          286,700
Schering-Plough Corp.                                   4,800          272,400
St. Jude Medical, Inc. *                                2,700          165,881
                                                                  ------------
                                                                     7,326,254
                                                                  ------------
Mortgage Banking (1.68%)
Fannie Mae                                              7,900          685,325
                                                                  ------------
Office (0.46%)
Avery Dennison Corp.                                    3,400          186,575
                                                                  ------------
Oil & Gas (7.40%)
Apache Corp.                                            3,300          231,206
Chevron Corp.                                           2,900          244,869
El Paso Energy Corp.                                    6,300          451,238
Exxon Mobil Corp.                                      14,112        1,226,862
Kerr-McGee Corp.                                        2,400          160,650
Royal Dutch Petroleum Co., American Depositary
Receipt (Netherlands)                                   8,900          539,006
USX - Marathon Group                                    5,600          155,400
                                                                  ------------
                                                                     3,009,231
                                                                  ------------
Paper & Paper Products (0.62%)
Kimberly-Clark Corp.                                    3,600          254,484
                                                                  ------------
Retail (6.45%)
CVS Corp.                                               3,800          227,762
Home Depot, Inc. (The)                                  8,100          370,069
Intimate Brands, Inc.                                   4,500           67,500
Kohl's Corp.*                                           7,800          475,800
Limited, Inc. (The)                                     7,100          121,144
Lowe's Cos., Inc.                                       6,200          275,900
RadioShack Corp.                                        3,500          149,844
TJX Cos., Inc.                                          8,800          244,200
Wal-Mart Stores, Inc.                                  13,000          690,625
                                                                  ------------
                                                                     2,622,844
                                                                  ------------
Soap & Cleaning Preparations (0.38%)
Procter & Gamble Co. (The)                              2,000          156,875
                                                                  ------------
Telecommunications (4.37%)
Comverse Technology, Inc.*                              1,500          162,937
Corning, Inc.                                           4,200          221,812
Nortel Networks Corp. (Canada)                         12,200          391,163
Qwest Communications International, Inc.*               9,100          373,100
Sprint Corp.                                            7,900          160,469
Sprint PCS*                                             3,500           71,531
Verizon Communications, Inc.                            7,900          395,988
                                                                  ------------
                                                                     1,777,000
                                                                  ------------
Tobacco (0.72%)
Philip Morris Cos., Inc.                                6,700          294,800
                                                                  ------------
Utilities (5.09%)
BellSouth Corp.                                         4,300          176,031
Dominion Resources, Inc.                                5,500          368,500
Duke Energy Corp.                                       6,900          588,225
Exelon Corp.                                            4,900          344,029
SBC Communications, Inc.                               12,400          592,100
                                                                  ------------
                                                                     2,068,885
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $36,110,454)                                    (98.24%)      39,953,798
                                                                  ------------

                                         INTEREST      PAR VALUE
                                           RATE     (000s OMITTED)
                                         --------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.79%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S.  Treasury
Bonds, 6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B           5.95%         $730          730,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      735
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (1.79%)         730,735
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.03%)      40,684,533
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.03%)         (11,983)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $40,672,550
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. 500 Index Fund on December 31, 2000. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Advertising (0.23%)
Interpublic Group of Companies, Inc. (The)                629          $26,772
Omnicom Group, Inc.                                       362           30,001
                                                                  ------------
                                                                        56,773
                                                                  ------------
Aerospace (1.19%)
Boeing Co. (The)                                        1,817          119,922
General Dynamics Corp.                                    407           31,746
Goodrich (B.F.) Co. (The)                                 208            7,566
Lockheed Martin Corp.                                     881           29,910
Northrop Grumman Corp.                                    147           12,201
Raytheon Co. (Class B)                                    695           21,588
United Technologies Corp.                                 958           75,323
                                                                  ------------
                                                                       298,256
                                                                  ------------
Automobile/Trucks (0.77%)
Cummins Engine Co., Inc.                                   85            3,225
Dana Corp.                                                302            4,624
Delphi Automotive Systems Corp.                         1,145           12,881
Eaton Corp.                                               143           10,752
Ford Motor Co.                                          3,833           89,836
General Motors Corp.                                    1,155           58,833
PACCAR, Inc.                                              156            7,683
Ryder System, Inc.                                        122            2,028
Visteon Corp.                                             268            3,082
                                                                  ------------
                                                                       192,944
                                                                  ------------
Banks - United States (5.60%)
AmSouth Bancorp.                                          768           11,712
Bank of America Corp.                                   3,329          152,718
Bank of New York Co., Inc.                              1,514           83,554
Bank One Corp.                                          2,366           86,655
BB&T Corp.                                                811           30,260
Chase Manhattan Corp.                                   2,680          121,772
Comerica, Inc.                                            321           19,059
Fifth Third Bancorp                                       945           56,464
First Union Corp.                                       2,003           55,708
Firstar Corp.                                           1,943           45,175
FleetBoston Financial Corp.                             1,851           69,528
Huntington Bancshares, Inc.                               513            8,304
KeyCorp.                                                  871           24,388
Mellon Financial Corp.                                    998           49,089
Morgan (J.P.) & Co., Inc.                                 327           54,118
National City Corp.                                     1,244           35,765
Northern Trust Corp.                                      454           37,029
Old Kent Financial Corp.                                  283           12,381
PNC Bank Corp.                                            591           43,180
Regions Financial Corp.                                   453           12,373
SouthTrust Corp.                                          344           13,997
State Street Corp.                                        330           40,989
Summit Bancorp.                                           357           13,633
SunTrust Banks, Inc.                                      606           38,178
Synovus Financial Corp.                                   581           15,651
U.S. Bancorp                                            1,540           44,949
Union Planters Corp.                                      276            9,867
Wachovia Corp.                                            416           24,180
Wells Fargo Co.                                         3,496          194,684
                                                                  ------------
                                                                     1,405,360
                                                                  ------------
Beverages (2.28%)
Anheuser-Busch Cos., Inc.                               1,845           83,947
Brown-Forman Corp.                                        140            9,310
Coca-Cola Co. (The)                                     5,072          309,075
Coca-Cola Enterprises, Inc.                               855           16,245
Coors (Adolph) Co. (Class B)                               75            6,023
PepsiCo, Inc.                                           2,952          146,309
                                                                  ------------
                                                                       570,909
                                                                  ------------
Broker Services (1.67%)
Bear Stearns Cos., Inc.                                   218           11,050
Lehman Brothers Holdings, Inc.                            488           33,001
Merrill Lynch & Co., Inc.                               1,657          112,987
Morgan Stanley Dean Witter & Co.                        2,292          181,641
Schwab (Charles) Corp.                                  2,830           80,301
                                                                  ------------
                                                                       418,980
                                                                  ------------
Building (0.57%)
Black & Decker Corp.                                      166            6,515
Centex Corp.                                              121            4,545
Danaher Corp.                                             290           19,829
Fluor Corp.                                               155            5,125
Georgia-Pacific Corp.                                     460           14,317
Kaufman & Broad Home Corp.                                 88            2,964
Louisiana-Pacific Corp.                                   213            2,157
Masco Corp.                                               913           23,453
Pulte Corp.                                                83            3,502
Sherwin-Williams Co.                                      328            8,631
Snap-on, Inc.                                             119            3,317
Stanley Works (The)                                       176            5,489
Vulcan Materials Co.                                      207            9,910
Weyerhauser Co.                                           448           22,736
Willamette Industries, Inc.                               223           10,467
                                                                  ------------
                                                                       142,957
                                                                  ------------
Business Services - Misc. (0.40%)
Block, H & R, Inc.                                        187            7,737
Cendant Corp. *                                         1,491           14,351
Convergys Corp.*                                          315           14,273
Equifax, Inc.                                             290            8,319
Moody's Corp.                                             332            8,528
Paychex, Inc.                                             761           37,004
Robert Half International, Inc.                           363            9,620
                                                                  ------------
                                                                        99,832
                                                                  ------------
Chemicals (0.65%)
Air Products & Chemicals, Inc.                            469           19,229
Dow Chemical Co.                                        1,388           50,835
Eastman Chemical Co.                                      157            7,654
Engelhard Corp.                                           261            5,318
FMC Corp. *                                                62            4,445
Great Lakes Chemical Corp.                                103            3,830
Hercules, Inc.                                            220            4,194
PPG Industries, Inc.                                      345           15,978
Praxair, Inc.                                             324           14,378
Rohm & Haas Co.                                           449           16,304
Sigma-Aldrich Corp.                                       158            6,211
Union Carbide Corp.                                       276           14,852
                                                                  ------------
                                                                       163,228
                                                                  ------------
Computers (12.22%)
Adaptec, Inc.*                                            202            2,070
Adobe Systems, Inc.                                       492           28,628
Apple Computer, Inc. *                                    665            9,892
Autodesk, Inc.                                            118            3,179
Automatic Data Processing, Inc.                         1,291           81,736
BMC Software, Inc.*                                       502            7,028
Cabletron Systems, Inc.*                                  377            5,679
Ceridian Corp.*                                           298            5,941
Cisco Systems, Inc.*                                   14,719          563,002
Citrix Systems, Inc.*                                     379            8,527
Compaq Computer Corp.                                   3,477           52,329
Computer Associates International, Inc.                 1,187           23,146
Computer Sciences Corp.*                                  344           20,683
Compuware Corp.*                                          747            4,669
Dell Computer Corp.*                                    5,291           92,262
Electronic Data Systems Corp.                             956           55,209
EMC Corp.*                                              4,475          297,587
First Data Corp.                                          808           42,571
Gateway 2000, Inc.*                                       661           11,891
Hewlett-Packard Co.                                     4,044          127,639
IMS Health, Inc.                                          601           16,227
International Business Machines Corp.                   3,588          304,980
Intuit, Inc.*                                             422           16,643
Lexmark International Group, Inc. (Class A)*              260           11,521
Mercury Interactive Corp.*                                165           14,891
Microsoft Corp.*                                       10,905          473,004
NCR Corp.*                                                197            9,678
Network Appliance, Inc.*                                  646           41,495
Novell, Inc.*                                             671            3,502
Oracle Corp.*                                          11,448          332,708
Palm, Inc.*                                             1,157           32,758
Parametric Technology Corp.*                              557            7,485
PeopleSoft, Inc.*                                         584           21,718
Sabre Holdings Corp.*                                     264           11,385
Sapient Corp.*                                            248            2,961
Siebel Systems, Inc.*                                     878           59,375
Sun Microsystems, Inc.*                                 6,585          183,557
Unisys Corp.*                                             640            9,360
VERITAS Software Corp.*                                   798           69,825
                                                                  ------------
                                                                     3,066,741
                                                                  ------------
Consumer Products - Misc. (0.00%)
American Greetings Corp. (Class A)                        130            1,227
                                                                  ------------
Containers (0.06%)
Ball Corp.                                                 58            2,672
Bemis Co., Inc.                                           109            3,658
Pactiv Corp.*                                             323            3,997
Sealed Air Corp. *                                        171            5,216
                                                                  ------------
                                                                        15,543
                                                                  ------------
Cosmetics & Personal Care (0.44%)
Alberto Culver Co. (Class B)                              114            4,881
Avon Products, Inc.                                       487           23,315
Gillette Co.                                            2,154           77,813
International Flavors & Fragrances, Inc.                  200            4,062
                                                                  ------------
                                                                       110,071
                                                                  ------------
Diversified Operations (2.34%)
Crane Co.                                                 123            3,498
Du Pont (E.I.) De Nemours & Co.                         2,133          103,051
Fortune Brands, Inc.                                      316            9,480
Honeywell International, Inc.                           1,631           77,167
Illinois Tool Works, Inc.                                 618           36,810
ITT Industries, Inc.                                      180            6,975
Johnson Controls, Inc.                                    176            9,152
Loews Corp.                                               202           20,920
Minnesota Mining & Manufacturing Co.                      807           97,243
National Service Industries, Inc.                          84            2,158
Textron, Inc.                                             291           13,532
TRW, Inc.                                                 254            9,843
Tyco International Ltd.                                 3,577          198,524
                                                                  ------------
                                                                       588,353
                                                                  ------------
Electronics (9.21%)
Advanced Micro Devices, Inc.*                             641            8,854
Agilent Technologies, Inc.*                               926           50,698
Altera Corp.*                                             811           21,339
American Power Conversion Corp.*                          398            4,925
Analog Devices, Inc.*                                     731           37,418
Applied Materials, Inc.*                                1,659           63,353
Broadcom Corp. (Class A)*                                 481           40,644
Conexant Systems, Inc.*                                   466            7,165
Emerson Electric Co.                                      874           68,882
General Electric Co.                                   20,265          971,453
Grainger (W.W.), Inc.                                     192            7,008
Intel Corp.                                            13,764          416,361
KLA-Tencor Corp.*                                         380           12,801
Linear Technology Corp.                                   648           29,970
LSI Logic Corp.*                                          653           11,160
Maxim Integrated Products, Inc.*                          581           27,779
Micron Technology, Inc.                                 1,160           41,180
Molex Inc.                                                400           14,200
Motorola, Inc.                                          4,467           90,457
National Semiconductor Corp.*                             365            7,346
Novellus Systems, Inc.*                                   269            9,667
Parker- Hannifin Corp.                                    238           10,502
PerkinElmer, Inc.                                         102           10,710
Power-One, Inc.*                                          161            6,329
QLogic Corp.*                                             187           14,399
Rockwell International Corp.                              375           17,859
Sanmina Corp.*                                            310           23,754
Solectron Corp.*                                        1,302           44,138
Tektronix, Inc.                                           193            6,502
Teradyne, Inc.*                                           357           13,298
Texas Instruments, Inc.                                 3,538          167,613
Thomas & Betts Corp.                                      119            1,926
Vitesse Semiconductor Corp.*                              367           20,300
Xilinx, Inc.*                                             674           31,088
                                                                  ------------
                                                                     2,311,078
                                                                  ------------
Fiber Optics (0.72%)
Corning, Inc.                                           1,881           99,340
JDS Uniphase Corp.*                                     1,966           81,958
                                                                  ------------
                                                                       181,298
                                                                  ------------

Finance (4.09%)
American Express Co.                                    2,720          149,430
Capital One Financial Corp.                               403           26,522
Charter One Financial, Inc.                               425           12,272
CIT Group, Inc. (The) (Class A)                           536           10,787
Citigroup, Inc.                                        10,281          524,974
Franklin Resources, Inc.                                  498           18,974
Golden West Financial Corp.                               324           21,870
Household International, Inc.                             963           52,965
MBNA Corp.                                              1,742           64,345
Price (T. Rowe) Associates, Inc.                          248           10,482
Providian Financial Corp.                                 585           33,638
Stilwell Financial, Inc.                                  455           17,944
USA Education, Inc.                                       336           22,848
Washington Mutual, Inc.                                 1,103           58,528
                                                                  ------------
                                                                     1,025,579
                                                                  ------------
Food (1.42%)
Archer-Daniels-Midland Co.                              1,295           19,425
Campbell Soup Co.                                         861           29,812
ConAgra, Inc.                                           1,091           28,366
General Mills, Inc.                                       578           25,757
Heinz (H.J.) Co.                                          709           33,633
Hershey Foods Corp.                                       278           17,896
Kellogg Co.                                               830           21,787
Quaker Oats Co.                                           268           26,097
Ralston Purina Group                                      628           16,407
Sara Lee Corp.                                          1,705           41,879
Unilever NV, American Depositary Receipts  (ADR)
(Netherlands)                                           1,169           73,574
Wrigley (WM) Jr. Co.                                      231           22,133
                                                                  ------------
                                                                       356,766
                                                                  ------------
Furniture (0.03%)
Leggett & Platt, Inc.                                     401            7,594
                                                                  ------------
Household (0.11%)
Maytag Corp.                                              157            5,073
Newell Rubbermaid, Inc.                                   545           12,399
Tupperware Corp.                                          118            2,412
Whirlpool Corp.                                           136            6,486
                                                                  ------------
                                                                        26,370
                                                                  ------------
Instruments - Scientific (0.23%)
Applera Corp. - Applied Biosystems Group                  430           40,447
Millipore Corp.                                            95            5,985
Thermo Electron Corp.*                                    368           10,948
                                                                  ------------
                                                                        57,380
                                                                  ------------
Insurance (4.15%)
Aetna, Inc.                                               289           11,867
AFLAC, Inc.                                               542           39,126
Allstate Corp. (The)                                    1,496           65,169
Ambac Financial Group, Inc.                               215           12,537
American General Corp.                                    514           41,891
American International Group, Inc.                      4,761          469,256
Aon Corp.                                                 524           17,947
Chubb Corp. (The)                                         358           30,967
CIGNA Corp.                                               314           41,542
Cincinnati Financial Corp.                                329           13,016
Conseco, Inc.                                             665            8,770
Hartford Financial Services Group, Inc. (The)             461           32,558
Jefferson Pilot Corp.                                     211           15,772
Lincoln National Corp.                                    392           18,546
Marsh & McLennan Cos., Inc.                               563           65,871
MBIA, Inc.                                                201           14,899
MetLife, Inc.                                           1,564           54,740
MGIC Investment Corp.                                     218           14,701
Progressive Corp.                                         150           15,544
SAFECO Corp.                                              261            8,580
St. Paul Cos., Inc. (The)                                 445           24,169
Torchmark Corp.                                           258            9,917
UnumProvident Corp.                                       493           13,249
                                                                  ------------
                                                                     1,040,634
                                                                  ------------
Internet Services (0.83%)
America Online, Inc.*                                   4,777          166,240
BroadVision, Inc.*                                        550            6,497
Yahoo! Inc.*                                            1,142           34,456
                                                                  ------------
                                                                       207,193
                                                                  ------------
Leisure (1.10%)
Brunswick Corp.                                           179            2,942
Carnival Corp. (Class A)                                1,195           36,821
Disney (Walt) Co., (The)                                4,263          123,361
Eastman Kodak Co.                                         614           24,176
Harley-Davidson, Inc.                                     620           24,645
Harrah's Entertainment, Inc. *                            239            6,304
Hasbro, Inc.                                              352            3,740
Hilton Hotels Corp.                                       753            7,906
Marriott International, Inc. (Class A)                    491           20,745
Mattel, Inc.                                              873           12,606
Starwood Hotels & Resorts Worldwide, Inc.                 395           13,924
                                                                  ------------
                                                                       277,170
                                                                  ------------
Machinery (0.38%)
Briggs & Stratton Corp.                                    44            1,952
Caterpiller Tractor, Inc.                                 703           33,261
Cooper Industries, Inc.                                   191            8,774
Deere & Co.                                               480           21,990
Dover Corp.                                               415           16,833
Ingersoll-Rand Co.                                        328           13,735
                                                                  ------------
                                                                        96,545
                                                                  ------------
Media (2.19%)
Clear Channel Communications, Inc.*                     1,196           57,931
Comcast Corp.                                           1,846           77,070
Dow Jones & Co., Inc.                                     179           10,136
Gannett Co., Inc.                                         539           33,991
Harcourt General, Inc.                                    150            8,580
Knight-Ridder, Inc.                                       150            8,531
McGraw-Hill Cos., Inc. (The)                              400           23,450
Meredith Corp.                                            102            3,283
New York Times Co. (Class A)                              333           13,341
Time Warner, Inc.                                       2,715          141,832
Tribune Co.                                               618           26,111
Viacom, Inc. (Class B)*                                 3,094          144,645
                                                                  ------------
                                                                       548,901
                                                                  ------------
Medical (13.36%)
Abbott Laboratories                                     3,163          153,208
Allergan, Inc.                                            269           26,043
ALZA Corp.*                                               484           20,570
American Home Products Corp.                            2,680          170,314
Amgen, Inc.*                                            2,113          135,100
Bard (C.R.), Inc.                                         104            4,842
Bausch & Lomb, Inc.                                       109            4,408
Baxter International, Inc.                                602           53,164
Becton, Dickinson & Co.                                   518           17,936
Biogen, Inc.*                                             303           18,199
Biomet, Inc.                                              365           14,486
Boston Scientific Corp.*                                  829           11,347
Bristol-Myers Squibb Co.                                3,999          295,676
Cardinal Health, Inc.                                     571           56,886
Chiron Corp. *                                            392           17,444
Forest Laboratories, Inc.*                                179           23,785
Guidant Corp.                                             629           33,927
HCA-The Healthcare Co.                                  1,130           49,731
HEALTHSOUTH Corp.*                                        790           12,887
Humana, Inc.*                                             346            5,276
Johnson & Johnson                                       2,843          298,693
King Pharmaceuticals, Inc.*                               345           17,832
Lilly (Eli) & Co.                                       2,305          214,509
Manor Care, Inc.*                                         210            4,331
McKesson HBOC, Inc.                                       581           20,852
MedImmune, Inc.*                                          431           20,553
Medtronic, Inc.                                         2,457          148,341
Merck & Co., Inc.                                       4,716          441,535
Pall Corp.                                                252            5,371
Pfizer Inc.                                            12,903          593,538
Pharmacia Corp.                                         2,638          160,918
Quintiles Transnational Corp.*                            236            4,941
Schering-Plough Corp.                                   2,990          169,683
St. Jude Medical, Inc. *                                  174           10,690
Stryker Corp.                                             400           20,236
Tenet Healthcare Corp.*                                   648           28,796
UnitedHealth Group, Inc.                                  652           40,017
Watson Pharmaceutical, Inc.*                              210           10,749
Wellpoint Health Networks, Inc.*                          128           14,752
                                                                  ------------
                                                                     3,351,566
                                                                  ------------
Metal (0.52%)
Alcan Aluminium Ltd. (Canada)                             661           22,598
Alcoa Inc.                                              1,769           59,261
Barrick Gold Corp. (Canada)                               810           13,268
Freeport-McMoran Copper & Gold, Inc. (Class B)*           304            2,603
Homestake Mining Co.                                      538            2,253
Inco, Ltd. (Canada)                                       372            6,235
Newmont Mining Corp.                                      344            5,869
Phelps Dodge Corp.                                        161            8,986
Placer Dome, Inc. (Canada)                                670            6,449
Timken Co. (The)                                          123            1,860
Worthington Industries, Inc.                              175            1,411
                                                                  ------------
                                                                       130,793
                                                                  ------------
Mortgage Banking (1.15%)
Countrywide Credit Industries, Inc.                       234           11,758
Fannie Mae                                              2,060          178,705
Freddie Mac                                             1,422           97,940
                                                                  ------------
                                                                       288,403
                                                                  ------------
Office (0.16%)
Avery Dennison Corp.                                      226           12,402
Deluxe Corp.                                              148            3,740
Pitney Bowes, Inc.                                        516           17,093
Xerox Corp.                                             1,365            6,313
                                                                  ------------
                                                                        39,548
                                                                  ------------
Oil & Gas (6.92%)
Amerada Hess Corp.                                        181           13,224
Anadarko Petroleum Corp.                                  509           36,180
Apache Corp.                                              253           17,726
Ashland, Inc.                                             143            5,132
Baker Hughes, Inc.                                        679           28,221
Burlington Resources, Inc.                                440           22,220
Chevron Corp.                                           1,313          110,866
Coastal Corp. (The)                                       440           38,857
Conoco, Inc. (Class B)                                  1,275           36,895
Devon Energy Corp.                                        262           15,974
El Paso Energy Corp.                                      475           34,022
Enron Corp.                                             1,527          126,932
EOG Resources, Inc.                                       239           13,070
Exxon Mobil Corp.                                       7,109          618,039
Halliburton Co.                                           905           32,806
Kerr-McGee Corp.                                          193           12,919
McDermott International, Inc.                             124            1,333
Nabors Industries, Inc.*                                  301           17,804
Occidental Petroleum Corp.                                755           18,309
Phillips Petroleum Co.                                    522           29,689
Rowan Cos., Inc.*                                         193            5,211
Royal Dutch Petroleum Co. (ADR) (Netherlands)           4,385          265,567
Schlumberger Ltd.                                       1,171           93,607
Sunoco, Inc.                                              174            5,862
Texaco, Inc.                                            1,125           69,891
Tosco Corp.                                               296           10,046
Transocean Sedco Forex, Inc.                              431           19,826
Unocal Corp.                                              497           19,228
USX - Marathon Group                                      635           17,621
                                                                  ------------
                                                                     1,737,077
                                                                  ------------
Paper & Paper Products (0.56%)
Boise Cascade Corp.                                       117            3,934
International Paper Co.                                   984           40,159
Kimberly-Clark Corp.                                    1,092           77,193
Mead Corp. (The)                                          206            6,463
Potlatch Corp.                                             58            1,947
Temple-Inland, Inc.                                       101            5,416
Westvaco Corp.                                            206            6,013
                                                                  ------------
                                                                       141,125
                                                                  ------------
Pollution Control (0.16%)
Allied Waste Industries, Inc.*                            402            5,854
Waste Management, Inc.                                  1,271           35,270
                                                                  ------------
                                                                        41,124
                                                                  ------------
Printing - Commercial (0.03%)
Donnelley (R.R.) & Sons                                   250            6,750
                                                                  ------------
Retail (6.32%)
Albertson's, Inc.                                         861           22,816
AutoZone, Inc.*                                           261            7,438
Bed Bath & Beyond, Inc.*                                  579           12,955
Best Buy Co., Inc.*                                       425           12,564
Circuit City Stores-Circuit City Group                    420            4,830
Consolidated Stores Corp.*                                228            2,422
Costco Wholesale Corp.                                    915           36,543
CVS Corp.                                                 801           48,010
Darden Restaurants, Inc.                                  244            5,581
Dillards, Inc.                                            188            2,221
Dollar General Corp.                                      674           12,722
Federated Department Stores, Inc. *                       413           14,455
Gap, Inc. (The)                                         1,738           44,319
Genuine Parts Co.                                         354            9,270
Home Depot, Inc. (The)                                  4,736          216,376
Kmart Corp.*                                              989            5,254
Kohl's Corp.*                                             678           41,358
Kroger Co.*                                             1,683           45,546
Limited, Inc. (The)                                       870           14,844
Longs Drug Stores Corp.                                    76            1,833
Lowe's Cos., Inc.                                         783           34,843
May Department Stores                                     609           19,945
McDonald's Corp.                                        2,682           91,188
Nordstrom, Inc.                                           264            4,802
Office Depot, Inc.*                                       609            4,339
Penney (J. C.) Co., Inc.                                  536            5,829
RadioShack Corp.                                          380           16,269
Reebok International Ltd. *                               117            3,199
Safeway, Inc.*                                          1,025           64,063
Sears, Roebuck & Co.                                      683           23,734
Staples, Inc.*                                            929           10,974
Starbucks Corp.*                                          383           16,948
SUPERVALU, Inc.                                           271            3,760
SYSCO Corp.                                             1,367           41,010
Target Corp.                                            1,832           59,082
Tiffany & Co.                                             298            9,424
TJX Cos., Inc.                                            575           15,956
Toys "R" Us, Inc.*                                        417            6,959
Tricon Global Restaurants, Inc. *                         299            9,867
Walgreen Co.                                            2,072           86,636
Wal-Mart Stores, Inc.                                   9,135          485,297
Wendy's International, Inc.                               233            6,116
Winn-Dixie Stores, Inc.                                   285            5,522
                                                                  ------------
                                                                     1,587,119
                                                                  ------------
Rubber - Tires & Misc. (0.04%)
Cooper Tire & Rubber Co.                                  148            1,572
Goodyear Tire & Rubber Co. (The)                          322            7,403
                                                                  ------------
                                                                         8,975
                                                                  ------------
Shoes & Related Apparel (0.12%)
Nike, Inc. (Class B)                                      552           30,809
                                                                  ------------
Soap & Cleaning Preparations (1.25%)
Clorox Co.                                                482           17,111
Colgate-Palmolive Co.                                   1,170           75,523
Ecolab, Inc.                                              260           11,229
Proctor & Gamble Co. (The)                              2,666          209,114
                                                                  ------------
                                                                       312,977
                                                                  ------------
Steel (0.05%)
Allegheny Technologies, Inc.                              164            2,603
Nucor Corp.                                               159            6,310
USX-U.S. Steel Group, Inc.                                182            3,276
                                                                  ------------
                                                                        12,189
                                                                  ------------
Telecommunications (7.46%)
ADC Telecommunications, Inc.*                           1,579           28,619
ALLTEL Corp.                                              639           39,898
Andrew Corp.*                                             166            3,610
AT&T Corp.                                              7,676          132,891
Avaya, Inc.*                                              569            5,868
BellSouth Corp.                                         3,821          156,422
CenturyTel, Inc.                                          288           10,296
Comverse Technology, Inc.*                                337           36,607
Global Crossing Ltd.* (Bermuda)                         1,811           25,920
Lucent Technologies, Inc.                               6,830           92,205
Nextel Communications, Inc. (Class A)*                  1,558           38,560
Nortel Networks Corp. (Canada)                          6,335          203,116
QUALCOMM, Inc.*                                         1,529          125,665
Qwest Communications International, Inc.*               3,387          138,867
SBC Communications, Inc.                                6,923          330,573
Scientific-Atlanta, Inc.                                  330           10,746
Sprint Corp.                                            1,809           36,745
Sprint PCS*                                             1,907           38,974
Symbol Technologies, Inc.                                 299           10,764
Tellabs, Inc.*                                            840           47,460
Verizon Communications, Inc.                            5,520          276,690
WorldCom, Inc.*                                         5,888           82,432
                                                                  ------------
                                                                     1,872,928
                                                                  ------------
Textile (0.05%)
Liz Claiborne, Inc.                                       106            4,412
VF Corp.                                                  233            8,444
                                                                  ------------
                                                                        12,856
                                                                  ------------
Tobacco (0.83%)
Philip Morris Cos., Inc.                                4,547          200,068
UST, Inc.                                                 333            9,345
                                                                  ------------
                                                                       209,413
                                                                  ------------
Transport (0.64%)
AMR Corp.*                                                308           12,070
Burlington Northern Santa Fe Corp.                        807           22,848
CSX Corp.                                                 444           11,516
Delta Air Lines, Inc.                                     251           12,597
FedEx Corp.*                                              583           23,297
Navistar International Corp. *                            121            3,169
Norfolk Southern Corp.                                    785           10,450
Southwest Airlines Co.                                  1,026           34,402
Union Pacific Corp.                                       507           25,730
US Airways Group, Inc.*                                   137            5,557
                                                                  ------------
                                                                       161,636
                                                                  ------------
Utilities (2.98%)
AES Corp. (The)*                                          938           51,942
Allegheny Energy, Inc.                                    226           10,890
Ameren Corp.                                              281           13,014
American Electric Power Co., Inc.                         659           30,643
Calpine Corp.*                                            576           25,956
Cinergy Corp.                                             325           11,416
CMS Energy Corp.                                          247            7,827
Consolidated Edison, Inc.                                 434           16,709
Constellation Energy Group, Inc.                          308           13,879
Dominion Resources, Inc.                                  489           32,763
DTE Energy Co.                                            292           11,370
Duke Energy Corp.                                         754           64,278
Dynegy, Inc. (Class A)                                    661           37,057
Edison International                                      666           10,406
Entergy Corp.                                             456           19,294
Exelon Corp.                                              651           45,707
FirstEnergy Corp. *                                       461           14,550
FPL Group, Inc.                                           362           25,973
GPU, Inc.                                                 248            9,129
KeySpan Corp.                                             275           11,653
Kinder Morgan, Inc.                                       234           12,212
Massey Energy Co.                                         155            1,976
Niagara Mohawk Holdings, Inc.*                            328            5,474
NICOR, Inc.                                                93            4,016
NiSource, Inc.                                            417           12,823
ONEOK, Inc.                                                60            2,888
Peoples Energy Corp.                                       72            3,222
PG&E Corp.                                                792           15,840
Pinnacle West Capital Corp.                               173            8,239
PPL Corp.                                                 296           13,376
Progress Energy, Inc.                                     420           20,659
Public Service Enterprise Group, Inc.                     438           21,298
Reliant Energy, Inc.                                      603           26,117
Sempra Energy                                             418            9,719
Southern Co.                                            1,382           45,952
TXU Corp.                                                 528           23,397
Williams Cos., Inc. (The)                                 900           35,944
Xcel Energy, Inc.                                         697           20,257
                                                                  ------------
                                                                       747,865
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $16,676,006)                                    (95.48%)      23,960,835
                                                    ---------     ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.47%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01(Secured by  U.S. Treasury
Bonds 10.750% and 13.875% due 02-15-03
and 05-15-11) - Note B                    5.95%        $1,121       $1,121,000
                                                    ---------     ------------
TOTAL SHORT-TERM INVESTMENTS                           (4.47%)       1,121,000
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (99.95%)      25,081,835
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.05%)          12,188
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $25,094,023
                                                    =========     ============


* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Large Cap Growth Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Large Cap Growth Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
Banks - United States (2.94%)
State Street Corp.                                      1,520         $188,799
Wells Fargo & Co.                                       3,115          173,467
                                                                  ------------
                                                                       362,266
                                                                  ------------
Broker Services (0.61%)
Schwab (Charles) Corp. (The)                            2,649           75,165
                                                                  ------------
Business Services - Misc. (0.53%)
Paychex, Inc.                                           1,350           65,644
                                                                  ------------
Computers (22.85%)
Adobe Systems, Inc.                                     1,900          110,556
BEA Systems, Inc.*                                      2,550          171,647
Brocade Communications Systems, Inc.*                   1,300          119,356
Cisco Systems, Inc.*                                   13,100          501,075
Compaq Computer Corp.                                   7,720          116,186
EMC Corp.*                                              6,536          434,644
Juniper Networks, Inc.*                                 1,150          144,972
Oracle Corp.*                                          15,200          441,750
Palm, Inc.*                                             3,050           86,353
Redback Networks, Inc.*                                 1,000           41,000
Sun Microsystems, Inc.*                                11,050          308,019
VeriSign, Inc.*                                         1,200           89,025
VERITAS Software Corp.*                                 2,050          179,375
Yahoo! Inc.*                                            2,250           67,887
                                                                  ------------
                                                                     2,811,845
                                                                  ------------
Diversified Operations (8.33%)
General Electric Co.                                   12,170          583,399
Tyco International Ltd.                                 7,942          440,781
                                                                  ------------
                                                                     1,024,180
                                                                  ------------
Electronics (4.87%)
Altera Corp.*                                           3,800           99,988
Analog Devices, Inc.*                                   1,807           92,496
Broadcom Corp. (Class A)*                               1,600          134,400
Flextronics International Ltd. (Singapore)*             3,700          105,450
PMC-Sierra, Inc.*                                         800           62,900
Xilinx, Inc.*                                           2,250          103,781
                                                                  ------------
                                                                       599,015
                                                                  ------------
Fiber Optics (4.14%)
CIENA Corp.*                                            1,600          130,000
JDS Uniphase Corp.*                                     3,200          133,400
SDL, Inc.*                                                500           74,094
Sycamore Networks, Inc.*                                2,600           96,850
TyCom, Ltd. (Bermuda)*                                  3,345           74,844
                                                                  ------------
                                                                       509,188
                                                                  ------------
Finance (4.16%)
Citigroup, Inc.                                         6,149          313,983
MBNA Corp.                                              5,346          197,468
                                                                  ------------
                                                                       511,451
                                                                  ------------
Instruments - Scientific (2.01%)
Applera Corp. - Applied Biosystems Group                1,098          103,281
Waters Corp.*                                           1,723          143,870
                                                                  ------------
                                                                       247,151
                                                                  ------------
Insurance (3.16%)
AFLAC, Inc.                                             1,513          109,220
American International Group, Inc.                      2,834          279,326
                                                                  ------------
                                                                       388,546
                                                                  ------------
Media (3.64%)
Clear Channel Communications, Inc.*                     3,142          152,191
Time Warner, Inc.                                       5,668          296,096
                                                                  ------------
                                                                       448,287
                                                                  ------------
Medical (21.53%)
Cardinal Health, Inc.                                   3,216          320,394
Genentech, Inc.*                                        2,056          167,564
Johnson & Johnson                                       2,408          252,991
Medtronic, Inc.                                         6,668          402,580
Merck & Co., Inc.                                       4,428          414,572
Millennium Pharmaceuticals, Inc.*                       1,800          111,375
Pfizer, Inc.                                           14,080          647,680
Pharmacia Corp.                                         5,446          332,206
                                                                  ------------
                                                                     2,649,362
                                                                  ------------
Mortgage Banking (1.24%)
Fannie Mae                                              1,765          153,114
                                                                  ------------
Retail (7.51%)
Bed Bath & Beyond, Inc.*                                4,600          102,925
Home Depot, Inc. (The)                                  8,490          387,887
Wal-Mart Stores, Inc.                                   8,153          433,128
                                                                  ------------
                                                                       923,940
                                                                  ------------
Telecommunications (11.11%)
American Tower Corp. (Class A)*                         3,120          118,170
Comverse Technology, Inc.*                              1,450          157,506
Corning, Inc.                                           4,703          248,377
McLeodUSA, Inc. (Class A)*                              5,450           76,981
Nokia Corp., American Depositary Receipts
(Finland)                                               7,477          325,249
Nortel Networks Corp.                                   6,896          221,103
Scientific-Atlanta, Inc.                                2,207           71,865
Verizon Communications, Inc.                            2,942          147,468
                                                                  ------------
                                                                     1,366,719
                                                                  ------------
Utilities (1.03%)
AES Corp. (The)*                                        2,292          126,920
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $12,655,003)                                     (99.66%)     12,262,793
                                                                  ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.77%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds, 6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B         5.95%           $95          $95,000
                                                                  ------------
Corporate Savings Account (0.01%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      402
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (0.78%)          95,402
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.44%)      12,358,195
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.44%)         (53,989)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $12,304,206
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Mid Cap Growth Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Mid Cap Growth Fund on December 31, 2000. Common stocks are broken down by industry groups.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Banks - United States (3.84%)
Fifth Third Bancorp                                     1,700         $101,575
Mellon Financial Corp.                                  3,453          169,844
Northern Trust Corp.                                    2,070          168,834
                                                                  ------------
                                                                       440,253
                                                                  ------------
Beverages (0.82%)
Pepsi Bottling Group, Inc.                              2,362           94,332
                                                                  ------------
Broker Services (1.17%)
Bear Stearns Cos., Inc.                                   831           42,121
Lehman Brothers Holdings, Inc.                          1,364           92,240
                                                                  ------------
                                                                       134,361
                                                                  ------------
Computers (21.07%)
Adobe Systems, Inc.                                     1,200           69,825
Ariba, Inc.*                                            1,700           91,162
Brocade Communications Systems, Inc.*                   2,180          200,151
Commerce One, Inc.                                      2,000           50,625
DST Systems, Inc.*                                        704           47,168
EMC Corp.*                                                910           60,515
Emulex Corp.*                                           1,800          143,887
Exodus Communications, Inc.*                            2,910           58,200
Fiserv, Inc.*                                           1,365           64,752
Handspring, Inc.*                                       2,200           85,663
i2 Technologies, Inc.*                                  3,340          181,612
Interwoven, Inc.*                                       1,000           65,938
Intuit, Inc.*                                           2,900          114,369
McDATA Corp. (Class B)*                                    50            2,738
Mercury Interactive Corp.*                              1,270          114,617
Palm, Inc.*                                             4,250          120,328
Parametric Technology Corp.*                           14,000          188,125
Rational Software Corp.*                                3,220          125,379
Research in Motion Ltd.* (Canada)                       1,010           80,800
Siebel Systems, Inc.*                                   1,600          108,200
SunGard Data Systems, Inc.*                             2,834          133,552
TIBCO Software, Inc.*                                   2,300          110,256
VeriSign, Inc.*                                         1,800          133,538
VERITAS Software Corp.*                                   776           67,900
                                                                  ------------
                                                                     2,419,300
                                                                  ------------
Electronics (12.68%)
Aeroflex, Inc.*                                         7,194          207,389
Alpha Industries, Inc.*                                 2,300           85,100
Amphenol Corp. (Class A)*                               2,344           91,855
Analog Devices, Inc.*                                     985           50,420
Applied Micro Circuits Corp.*                             680           51,032
Flextronics International Ltd.* (Singapore)             5,080          144,780
Jabil Circuit, Inc.*                                    3,571           90,614
Molex, Inc.                                             1,250           44,375
QLogic Corp.*                                           1,450          111,650
Sanmina Corp.*                                          1,320          101,145
Tektronix, Inc.                                         4,826          162,576
Vitesse Semiconductor Corp.*                              930           51,441
Waters Corp.*                                           3,160          263,860
                                                                  ------------
                                                                     1,456,237
                                                                  ------------

Fiber Optics (2.01%)
SDL, Inc.*                                                850          125,959
Sycamore Networks, Inc.*                                2,800          104,300
                                                                  ------------
                                                                       230,259
                                                                  ------------
Finance (4.38%)
Affiliated Managers Group, Inc.*                        1,632           89,556
Concord EFS, Inc.*                                      2,470          108,526
Golden West Financial Corp.                             2,378          160,515
USA Education, Inc.                                     2,120          144,160
                                                                  ------------
                                                                       502,757
                                                                  ------------
Insurance (5.22%)
AFLAC, Inc.                                             2,833          204,507
Ambac Financial Group, Inc.                             3,484          203,161
American General Corp.                                    458           37,327
Everest Re Group Ltd. (Bermuda)                         2,158          154,567
                                                                  ------------
                                                                       599,562
                                                                  ------------
Media (3.47%)
Clear Channel Communications, Inc.*                     2,390          115,766
Hispanic Broadcasting Corp.*                            3,544           90,372
Reader's Digest Association, Inc. (Class A)             2,544           99,534
Univision Communications, Inc. (Class A)*               2,258           92,437
                                                                  ------------
                                                                       398,109
                                                                  ------------
Medical (17.00%)
Alkermes, Inc.*                                         1,800           56,475
Allergan, Inc.                                          1,181          114,336
ALZA Corp.*                                             3,688          156,740
Applera Corp. - Applied Biosystems Group                2,060          193,769
Cardinal Health, Inc.                                   1,874          186,697
Community Health Systems, Inc.*                         2,439           85,365
Express Scripts, Inc. (Class A)*                          750           76,688
Health Management Associates, Inc. (Class A)*           4,209           87,337
HEALTHSOUTH Corp.*                                      8,128          132,588
Human Genome Sciences, Inc.*                              970           67,233
IDEC Pharmaceuticals Corp.*                               400           75,825
Immunex Corp.*                                          3,680          149,500
MedImmune, Inc.*                                        1,740           82,976
Millennium Pharmaceuticals, Inc.*                       3,440          212,850
Oxford Health Plans, Inc.*                              3,100          122,450
Stryker Corp.                                             709           35,868
Trigon Healthcare, Inc.*                                  812           63,184
Wellpoint Health Networks, Inc.*                          454           52,324
                                                                  ------------
                                                                     1,952,205
                                                                  ------------
Oil & Gas (8.42%)
Baker Hughes, Inc.                                      2,960          123,025
BJ Services Co.*                                        2,580          177,697
Cooper Cameron Corp.*                                   1,620          107,021
El Paso Energy Corp.                                    2,632          188,517
R&B Falcon Corp.*                                       6,281          144,070
Santa Fe International Corp.                            2,815           90,256
Weatherford International, Inc.*                        2,889          136,505
                                                                  ------------
                                                                       967,091
                                                                  ------------
Pollution Control (1.52%)
Waste Management, Inc.                                  6,296          174,714
                                                                  ------------
Retail (1.97%)
Bed Bath & Beyond, Inc.*                                4,300           96,212
RadioShack Corp.                                        1,739           74,451
Staples, Inc.*                                          4,650           54,928
                                                                  ------------
                                                                       225,591
                                                                  ------------
Telecommunications (12.90%)
Allegiance Telecom, Inc.*                               5,580          124,242
American Tower Corp. (Class A)*                         4,434          167,938
COLT Telecom Group Plc* American Depositary
Receipts (United Kingdom)                                 374           32,819
Comverse Technology, Inc.*                              1,870          203,129
Crown Castle International Corp.*                       4,060          109,874
Dobson Communications Corp. (Class A)*                 11,480          167,895
Global Crossing Ltd.* (Bermuda)                         5,963           85,345
McLeodUSA, Inc. (Class A)*                             14,430          203,824
Scientific-Atlanta, Inc.                                3,162          102,963
Western Wireless Corp. (Class A)*                       3,850          150,872
XO Communications, Inc. (Class A)*                      7,450          132,703
                                                                  ------------
                                                                     1,481,604
                                                                  ------------
Utilities (2.96%)
Calpine Corp.*                                          3,966          178,718
Dynegy, Inc. (Class A)                                  1,214           68,060
Orion Power Holdings, Inc.*                             2,220           54,668
TNPC, Inc.*                                             3,952           38,779
                                                                  ------------
                                                                       340,225
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $10,826,748)                                    (99.43%)      11,416,600
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (99.43%)      11,416,600
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.57%)          65,250
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $11,481,850
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)
-----------------------------------------------------------------------

The V.A. Mid Cap Growth Fund invests primarily in common stocks of U.S. and foreign issuers. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to country categories.


                                      MARKET VALUE AS A %
COUNTRY DIVERSIFICATION               OF FUND NET ASSETS
-----------------------               ------------------
Bermuda                                      2.09%
Canada                                       0.70
Singapore                                    1.26
United Kingdom                               0.29
United States                               95.09
                                          -------
TOTAL INVESTMENTS                           99.43%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Relative Value Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Relative Value Fund on December 31, 2000. It's divided into two main categories: common stocks and bonds. Common stocks and bonds are further broken down by industry groups.

                                                              NUMBER OF           MARKET
ISSUER, DESCRIPTION                                              SHARES            VALUE
-------------------                                        ------------     ------------
COMMON STOCKS
Business Services - Misc. (5.70%)
Cendant Corp. *                                                 100,000         $962,500
Iron Mountain, Inc.*                                             25,000          928,125
Moody's Corp.                                                    13,000          333,937
                                                                            ------------
                                                                               2,224,562
                                                                            ------------
Computers (16.24%)
Computer Associates International, Inc.                          36,493          711,614
Dell Computer Corp.*                                             44,450          775,097
Hyperion Solutions Corp.*                                        14,000          216,125
IMS Health, Inc.                                                 10,000          270,000
Microsoft Corp.*                                                 22,000          954,250
MicroStrategy, Inc.*                                             50,000          475,000
Parametric Technology Corp.*                                    153,000        2,055,938
Viant Corp.*                                                     25,000           99,220
Wind River Systems, Inc.*                                        22,950          783,169
                                                                            ------------
                                                                               6,340,413
                                                                            ------------
Cosmetics & Personal Care (1.85%)
Gillette Co.                                                     20,000          722,500
                                                                            ------------
Diversified Operations (4.90%)
Tyco International, Ltd.                                         34,500        1,914,750
                                                                            ------------
Electronics (12.62%)
Alpha Industries, Inc.                                           34,700        1,283,900
Conexant Systems, Inc.*                                          78,300        1,203,862
SBS Technologies, Inc.*                                          17,000          508,938
SCI Systems, Inc.*                                               15,840          417,780
Sony Corp. (Japan)                                                4,800          332,049
Vicor Corp.*                                                     38,900        1,181,588
                                                                            ------------
                                                                               4,928,117
                                                                            ------------
Finance (1.29%)
Citigroup, Inc.                                                   9,841          502,506
                                                                            ------------
Food (0.62%)
Hain Celestial Group, Inc.*                                       7,500          243,750
                                                                            ------------
Insurance (7.11%)
Ace, Ltd. (Bermuda)                                              29,505        1,252,118
Ambac Financial Group, Inc.                                      10,000          583,125
Progressive Corp.                                                 4,000          414,500
XL Capital, Ltd. (Class A)                                        6,032          527,046
                                                                            ------------
                                                                               2,776,789
                                                                            ------------
Machinery (0.68%)
Applied Science & Technology, Inc.*                              22,000          264,000
                                                                            ------------
Media (11.56%)
AT&T Corp. - Liberty Media Group (Class A)*                     145,744        1,976,653
Clear Channel Communications, Inc.*                              11,000          532,812
Pegasus Communications Corp.*                                    40,700        1,048,025
Viacom, Inc. (Class B)*                                          17,000          794,750
XM Satellite Radio Holdings, Inc. (Class A)*                     10,000          160,625
                                                                            ------------
                                                                               4,512,865
                                                                            ------------
Medical (5.37%)
Abbott Laboratories                                              15,500          750,781
Alpharma, Inc. (Class A)                                         12,000          526,500
Apogent Technologies, Inc.*                                      40,000          820,000
                                                                            ------------
                                                                               2,097,281
                                                                            ------------
Oil & Gas (1.19%)
Unocal Corp.                                                     12,000          464,250
                                                                            ------------
Pollution Control (2.13%)
Waste Management, Inc.                                           30,000          832,500
                                                                            ------------
Printing - Commercial (1.42%)
Valassis Communications, Inc.*                                   17,500          552,344
                                                                            ------------
Telecommunications (24.02%)
ANTEC Corp.*                                                     57,750          456,589
CenturyTel, Inc.                                                 35,000        1,251,250
CTC Communications Group, Inc.*                                  60,000          277,500
Hughes Electronics                                               85,000        1,955,000
Lucent Technologies, Inc.                                        95,953        1,295,365
Motient Corp.*                                                   30,000          120,000
Nextel Partners, Inc. (Class A)*                                 28,000          470,750
Sprint Corp.                                                     85,000        1,726,563
TeleCorp PCS, Inc. (Class A)*                                    30,000          671,250
Verizon Communications, Inc.                                     23,000        1,152,875
                                                                            ------------
                                                                               9,377,142
                                                                            ------------
TOTAL COMMON STOCKS
(Cost $43,121,074)                                              (96.70%)      37,753,769
                                                              ---------     ------------

                                  INTEREST     CREDIT         PAR VALUE
                                      RATE    RATING**    (000s OMITTED)
                                     -----    --------    --------------
BONDS
Office (0.21%)
Danka Business Systems Plc,
Conv Note
(United Kingdom) 04-01-02            6.750%      B+                $500           82,500
                                                              ---------     ------------
TOTAL BONDS (Cost $401,957)                                      (0.21%)          82,500
                                                              ---------     ------------
TOTAL INVESTMENTS                                               (96.91%)      37,836,269
                                                              ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                (3.09%)       1,206,343
                                                              ---------     ------------
TOTAL NET ASSETS                                               (100.00%)     $39,042,612
                                                              =========     ============

 * Non-income producing security.

** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the nest assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Small Cap Growth Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Small Cap Growth Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments.
Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Advertising (1.00%)
Getty Images, Inc.*                                     6,200         $198,400
                                                                  ------------
Banks - United States (3.42%)
Greater Bay Bancorp.                                    5,800          237,800
Investors Financial Services Corp.                      2,000          172,000
Southwest Bancorp. of Texas, Inc.*                      3,550          152,428
Sterling Bancshares, Inc.                               5,800          114,550
                                                                  ------------
                                                                       676,778
                                                                  ------------
Building (1.08%)
Standard-Pacific Corp.                                  4,350          101,681
Toll Brothers, Inc.*                                    2,750          112,406
                                                                  ------------
                                                                       214,087
                                                                  ------------
Business Services - Misc. (6.19%)
Corporate Executive Board Co. (The)*                    7,350          292,277
Forrester Research, Inc.*                               4,500          225,281
Heidrick & Struggles International, Inc.*               3,800          159,837
Management Network Group, Inc. (The)*                   9,150          108,656
On Assignment, Inc.*                                    8,450          240,825
Pivotal Corp.*                                          2,400           88,950
Quanta Services, Inc.*                                  3,379          108,762
                                                                  ------------
                                                                     1,224,588
                                                                  ------------
Computers (9.97%)
Advent Software, Inc.*                                  3,950          158,247
Aspen Technology, Inc.*                                 1,900           63,175
AvantGo, Inc.*                                          2,600           16,250
Avocent Corp.*                                          2,450           66,150
Broadbase Software, Inc.*                               4,850           30,312
Cerner Corp.*                                           3,300          152,625
Data Return Corp.*                                     10,250           38,437
DigitalThink, Inc.*                                     5,500           93,844
Embarcadero Technologies, Inc.*                         3,600          162,000
Genomica Corp.*                                         1,350            7,130
IDX Systems Corp.*                                      5,750          143,750
IntraNet Solutions, Inc.*                               2,650          135,150
Manugistics Group, Inc.*                                3,500          199,500
M-Systems Flash Disk Pioneers Ltd.* (Israel)            8,350          116,378
National Instruments Corp.*                             2,750          133,547
NetRatings, Inc.*                                       6,500           95,469
Novatel Wireless, Inc.*                                 8,450          104,569
Secure Computing Corp.*                                11,100          109,613
TeleCommunication Systems, Inc. (Class A)*              3,800           12,825
WatchGuard Technologies, Inc.*                          4,200          132,825
                                                                  ------------
                                                                     1,971,796
                                                                  ------------
Consumer Products - Misc. (0.37%)
CoorsTek, Inc.*                                         2,300           72,162
                                                                  ------------
Electronics (14.14%)
Aeroflex, Inc.*                                         7,700          221,976
ATMI, Inc.*                                             5,800          113,100
Brooks Automation, Inc.*                                2,850           79,978
Caliper Technologies Corp.*                             1,200           56,400
Credence Systems Corp.*                                 3,750           86,250
DDi Corp.*                                              6,500          177,125
DuPont Photomasks, Inc.*                                3,950          208,733
Elantec Semiconductor, Inc.*                            2,250           62,437
Electro Scientific Industries, Inc.*                    3,950          110,600
Exar Corp.*                                             4,350          134,782
Kent Electronics Corp.*                                 4,400           72,600
Merix Corp.*                                            5,750           76,906
Microsemi Corp.*                                        4,700          130,719
Nanometrics, Inc.*                                      5,650           78,041
Nu Horizons Electronics Corp.*                          4,175           37,314
Pixelworks, Inc.*                                       3,950           88,381
Plexus Corp.*                                           4,000          121,562
PLX Technology, Inc.*                                   9,600           79,800
Powerwave Technologies, Inc.*                           2,300          134,550
PRI Automation, Inc.*                                   5,400          101,250
Rudolph Technologies, Inc.*                             5,350          161,503
Semtech Corp.*                                          5,700          125,756
Stratos Lightwave, Inc.*                                6,500          110,906
Wilson Greatbatch Technologies, Inc.*                   7,950          224,588
                                                                  ------------
                                                                     2,795,257
                                                                  ------------
Finance (2.98%)
Actrade Financial Technologies, Ltd.*                   5,750          126,859
Affiliated Managers Group, Inc.*                        4,450          244,194
Medallion Financial Corp.                               3,600           52,650
Metris Cos., Inc.                                       6,275          165,111
                                                                  ------------
                                                                       588,814
                                                                  ------------
Instruments - Scientific (0.59%)
Varian, Inc.*                                           3,450          116,869
                                                                  ------------
Insurance (2.83%)
Fidelity National Financial, Inc.                       6,850          253,022
HCC Insurance Holdings, Inc.                            6,250          168,359
Philadelphia Consolidated Holding Corp.*                1,450           44,769
RenaissanceRe Holdings Ltd. (Bermuda)                   1,200           93,975
                                                                  ------------
                                                                       560,125
                                                                  ------------
Machinery (0.63%)
Hydril Co.*                                             7,100          124,694
                                                                  ------------
Media (3.07%)
Entercom Communications Corp.*                          2,000           68,875
Pegasus Communications Corp.*                           1,900           48,925
Radio One, Inc. (Class A)*                              3,750           40,078
Radio One, Inc. (Class D)*                              6,650           73,150
Regent Communications, Inc.*                           19,000          112,813
Scholastic Corp.*                                       2,000          177,250
Westwood One, Inc.*                                     4,450           85,941
                                                                  ------------
                                                                       607,032
                                                                  ------------
Medical (24.45%)
Accredo Health, Inc.*                                   4,700          235,881
Alexion Pharmaceuticals, Inc.*                          2,500          162,344
Alkermes, Inc.*                                         4,450          139,619
Alpharma, Inc. (Class A)                                4,500          197,437
AmeriSource Health Corp. (Class A)*                     5,350          270,175
Arena Pharmaceuticals, Inc.*                              400            6,200
Aurora Biosciences Corp.*                               4,050          127,322
Bindley Western Industries, Inc.                        6,800          282,625
Cell Therapeutics, Inc.*                                3,050          137,441
COR Therapeutics, Inc.*                                 4,100          144,269
Corvas International, Inc.*                             7,900          113,562
CV Therapeutics, Inc.*                                  2,750          194,562
Cytyc Corp.*                                            2,900          181,431
Exelixis, Inc.*                                         5,700           83,362
Genome Therapeutics Corp.*                                550            3,833
Human Genome Sciences, Inc.*                            1,350           93,572
Inhale Therapeutic Systems, Inc.*                       4,400          222,200
Inspire Pharmaceuticals, Inc.*                          4,700          122,494
Invitrogen Corp.*                                       2,500          215,938
LifePoint Hospitals, Inc.*                              5,250          263,156
Lincare Holdings, Inc.*                                 3,750          213,984
NPS Pharmaceuticals, Inc.*                              4,900          235,200
Physiometrix, Inc.*                                     8,300          132,281
Province Healthcare Co.*                                6,100          240,188
Renal Care Group, Inc.*                                 6,850          187,840
Techne Corp.*                                           4,200          151,463
Titan Pharmaceuticals, Inc.*                            4,300          152,091
Transgenomic, Inc.*                                     3,450           36,225
Vascular Solutions, Inc.*                               5,450           40,194
Virologic, Inc.*                                        7,750           70,719
Visible Genetics, Inc.* (Canada)                        4,650          175,538
                                                                  ------------
                                                                     4,833,146
                                                                  ------------
Oil & Gas (9.38%)
Dril-Quip, Inc.*                                        2,750           94,016
Hanover Compressor Co.*                                 5,859          261,092
Marine Drilling Cos., Inc.*                             9,000          240,750
Newfield Exploration Co.*                               6,200          294,113
Patterson Energy, Inc.*                                 5,800          216,050
Pride International, Inc.*                              9,900          243,788
Spinnaker Exploration Co.*                                450           19,125
Stone Energy Corp.*                                     3,600          232,380
Universal Compression Holdings, Inc.*                   6,700          252,506
                                                                  ------------
                                                                     1,853,820
                                                                  ------------
Printing - Commercial (0.81%)
Houghton Mifflin Co.                                    3,450          159,994
                                                                  ------------
Retail (9.27%)
99 Cents Only Stores*                                   5,840          159,870
Brightpoint, Inc.*                                     19,850           69,475
Columbia Sportswear Co.*                                3,950          196,512
Cost Plus, Inc.*                                        6,750          198,281
Gymboree Corp. (The)*                                   6,100           84,637
Insight Enterprises, Inc.*                              6,675          119,733
P.F. Chang's China Bistro, Inc.*                        1,800           56,588
Performance Food Group Co.*                             2,200          112,784
RARE Hospitality International, Inc.*                   7,375          164,555
ScanSource, Inc.*                                       4,450          173,550
Tech Data Corp.*                                        4,700          127,120
Too, Inc.*                                              6,250           78,125
Tweeter Home Entertainment Group, Inc.*                 5,600           68,250
Whole Foods Market, Inc.*                               3,650          223,106
                                                                  ------------
                                                                     1,832,586
                                                                  ------------
Schools/Education (2.95%)
Corinthian Colleges, Inc.*                              5,000          189,687
Education Management Corp.*                             5,150          184,112
ProsoftTraining.com*                                    7,500           90,938
University of Phoenix Online*                           3,650          117,712
                                                                  ------------
                                                                       582,449
                                                                  ------------
Steel (1.26%)
Lone Star Technologies, Inc.*                           6,450          248,325
                                                                  ------------
Telecommunications (3.54%)
AirGate PCS, Inc.*                                      4,350          154,425
o2wireless Solutions, Inc.*                             1,400           13,038
Powertel, Inc.*                                         1,350           83,616
Rural Cellular Corp. (Class A)*                         2,400           71,100
SBA Communications Corp.*                               5,950          244,322
UbiquiTel, Inc.*                                        5,350           29,425
WJ Communications, Inc.*                                7,350          104,738
                                                                  ------------
                                                                       700,664
                                                                  ------------
Transport (1.82%)
Expeditors International of Washington, Inc.            3,300          177,169
Forward Air Corp.*                                      4,900          182,831
                                                                  ------------
                                                                       360,000
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $17,936,487)                                    (99.75%)      19,721,586
                                                    ---------     ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.73%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B        5.95%           $144          144,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      527
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (0.73%)         144,527
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.48%)      19,866,113
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.48%)         (94,451)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $19,771,662
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Sovereign Investors Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Sovereign Investors Fund on December 31, 2000. It is divided into three main categories: common stocks, U.S. government obligations and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's
"cash" position, are listed last.

                                                                   NUMBER OF           MARKET
ISSUER, DESCRIPTION                                                   SHARES            VALUE
-------------------                                             ------------     ------------
COMMON STOCKS
Advertising (2.55%)
Interpublic Group of Cos., Inc. (The)                                 33,200       $1,413,075
                                                                                 ------------
Banks - United States (7.37%)
Chase Manhattan Corp. (The)*                                          30,000        1,363,125
Mellon Financial Corp.                                                25,000        1,229,688
State Street Corp.                                                     5,000          621,050
Wells Fargo Co.                                                       15,500          863,156
                                                                                 ------------
                                                                                    4,077,019
                                                                                 ------------
Beverages (1.52%)
PepsiCo, Inc.                                                         17,000          842,563
                                                                                 ------------
Chemicals (1.48%)
Air Products & Chemicals, Inc.                                        20,000          820,000
                                                                                 ------------
Computers (7.35%)
Automatic Data Processing, Inc.                                        8,000          506,500
Cisco Systems, Inc.*                                                  25,000          956,250
Compaq Computer Corp.                                                 30,000          451,500
Hewlett-Packard Co.                                                    8,000          252,500
International Business Machines Corp.                                 12,500        1,062,500
Sun Microsystems, Inc.*                                               30,000          836,250
                                                                                 ------------
                                                                                    4,065,500
                                                                                 ------------
Diversified Operations (2.94%)
Minnesota Mining & Manufacturing Co.                                  11,200        1,349,600
Tyco International Ltd.                                                5,000          277,500
                                                                                 ------------
                                                                                    1,627,100
                                                                                 ------------
Electronics (6.67%)
Emerson Electric Co.                                                  14,700        1,158,544
General Electric Co.                                                  19,800          949,163
Intel Corp.                                                           16,000          481,000
Motorola, Inc.                                                        31,000          627,750
Texas Instruments, Inc.                                               10,000          473,750
                                                                                 ------------
                                                                                    3,690,207
                                                                                 ------------
Finance (4.93%)
Citigroup, Inc.                                                       29,500        1,506,344
Household International, Inc.                                         15,000          825,000
Morgan Stanley Dean Witter & Co.                                       5,000          396,250
                                                                                 ------------
                                                                                    2,727,594
                                                                                 ------------
Furniture (0.65%)
Leggett & Platt, Inc.                                                 19,000          359,813
                                                                                 ------------
Insurance (5.45%)
AFLAC, Inc.                                                           12,400          895,125
American General Corp.                                                15,000        1,222,500
American International Group, Inc.                                     9,093          896,229
                                                                                 ------------
                                                                                    3,013,854
                                                                                 ------------
Machinery (1.65%)
Dover Corp.                                                           22,500          912,656
                                                                                 ------------

Media (3.29%)
Gannett Co., Inc.                                                     19,400        1,223,413
McGraw-Hill Cos., Inc. (The)                                          10,200          597,975
                                                                                 ------------
                                                                                    1,821,388
                                                                                 ------------
Medical (12.58%)
Abbott Laboratories                                                   26,000        1,259,375
American Home Products Corp.                                          13,000          826,150
Bard (C.R.), Inc.                                                     12,800          596,000
Baxter International, Inc.                                            11,100          980,269
Johnson & Johnson                                                      9,000          945,563
Merck & Co., Inc.                                                      9,000          842,625
Pfizer, Inc.                                                          19,250          885,500
Schering-Plough Corp.                                                 11,000          624,250
                                                                                 ------------
                                                                                    6,959,732
                                                                                 ------------
Mortgage Banking (4.22%)
Fannie Mae                                                            15,000        1,301,250
Freddie Mac                                                           15,000        1,033,125
                                                                                 ------------
                                                                                    2,334,375
                                                                                 ------------
Office (1.50%)
Avery Dennison Corp.                                                  15,150          831,356
                                                                                 ------------
Oil & Gas (6.78%)
Chevron Corp.                                                         17,200        1,452,325
Conoco, Inc. (Class B)                                                30,000          868,125
Exxon Mobil Corp.                                                     10,184          885,372
Royal Dutch Petroleum Co., American Depositary
Receipts (Netherlands)                                                 9,000          545,063
                                                                                 ------------
                                                                                    3,750,885
                                                                                 ------------
Paper & Paper Products (2.43%)
Kimberly-Clark Corp.                                                  19,000        1,343,110
                                                                                 ------------
Retail (5.91%)
Home Depot, Inc. (The)                                                 9,000          411,188
Lowe's Cos., Inc.                                                     28,000        1,246,000
McDonald's Corp.                                                      14,000          476,000
SYSCO Corp.                                                           16,400          492,000
Target Corp.                                                          20,000          645,000
                                                                                 ------------
                                                                                    3,270,188
                                                                                 ------------
Telecommunications (4.35%)
CenturyTel, Inc.                                                      35,000        1,251,250
Verizon Communications, Inc.                                          23,000        1,152,875
                                                                                 ------------
                                                                                    2,404,125
                                                                                 ------------
Tobacco (1.99%)
Philip Morris Cos., Inc.                                              25,000        1,100,000
                                                                                 ------------

Utilities (3.89%)
ALLTEL Corp.                                                          17,000        1,061,434
SBC Communications, Inc.                                              22,844        1,090,800
                                                                                 ------------
                                                                                    2,152,234
                                                                                 ------------
TOTAL COMMON STOCKS
(Cost $42,749,147)                                                   (89.50%)      49,516,774
                                                                   ---------     ------------

                                           INTEREST     CREDIT      PAR VALUE
                                             RATE      RATING**  (000s OMITTED)
                                           --------    --------   ------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. (0.73%)
United States Treasury, Note 09-30-02        5.88%       AAA            $400          404,188
                                                                                 ------------
TOTAL U.S. GOVERNMENT
AND AGENCIES SECURITIES
(Cost $401,813)                                                       (0.73%)         404,188
                                                                   ---------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.69%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B             5.95%                      5,365       5,365,000
                                                                                 ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                       6
                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS                                          (9.69%)       5,365,006
                                                                   ---------     ------------
TOTAL INVESTMENTS                                                    (99.92%)      55,285,968
                                                                   ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                     (0.08%)          42,130
                                                                   ---------     ------------
TOTAL NET ASETS                                                     (100.00%)     $55,328,098
                                                                   =========     ============

 * Non-income producing security.

** Credit ratings are rated by Moody's Investor Services or John
   Hancock Advisers, Inc. where Standard and Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. International Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. International Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Australia (2.11%)
BHP, Ltd. (Diversified Operations)                      3,797          $40,044
Lend Lease Corp., Ltd. (Real Estate Operations)         1,113           10,366
National Australia Bank, Ltd. (Banks - Foreign)           580            9,296
News Corp., Ltd. (The), American Depositary
Receipts  (ADR) (Media)                                 3,580           27,884
OneSteel, Ltd.* (Steel)                                     1                1
Publishing & Broadcasting, Ltd. (Media)                 1,195            8,674
ResMed, Inc.* (Medical)                                   900            3,652
Securenet, Ltd.* (Computers)                            5,477           14,648
Telstra Corp., Ltd. (Telecommunications)                1,999            7,143
Westpac Banking Corp., Ltd. (Banks - Foreign)             805            5,909
Woodside Petroleum, Ltd. (Oil & Gas)                    3,294           27,026
                                                                  ------------
                                                                       154,643
                                                                  ------------
Belgium (0.41%)
Fortis (B) (Insurance)                                    378                4
UCB SA (Medical)                                          800           29,657
                                                                  ------------
                                                                        29,661
                                                                  ------------
Brazil (1.09%)
Companhia Brasileira de Distribuicao Grupo  Pao
de Acucar (ADR) (Retail)                                  720           26,280
Telecomunicacoes Brasileiras SA (ADR)
(Telecommunications)                                      380           27,693
Uniao de Bancos Brasileiros SA, Global Depositary
Receipts (GDR) (Finance)                                  890           26,199
                                                                  ------------
                                                                        80,172
                                                                  ------------
Canada (4.86%)
BCE, Inc. (Telecommunications)                            729           21,040
Bombardier, Inc. (Diversified Operations)               5,000           77,151
Celestica, Inc.* (Electronics)                            580           31,314
Nortel Networks Corp. (Telecommunications)              3,369          108,348
Sun Life Financial Services of Canada (Insurance)       2,339           62,361
Thomson Corp. (Computers)                                 949           36,308
Weston (George) Ltd. (Food)                               356           19,956
                                                                  ------------
                                                                       356,478
                                                                  ------------
China (0.15%)
Shandong International Power Development Co.,
Ltd.  (Utilities)                                      70,000           11,039
                                                                  ------------
Denmark (0.59%)
Vestas Wind Systems AS (Utilities)                        800           43,310
                                                                  ------------
Finland (1.53%)
Nokia Oyj (Telecommunications)                          2,520          112,398
                                                                  ------------
France (6.02%)
Alcatel SA (Telecommunications)                         1,620           92,031
Dassault Systemes SA (Computers)                          300           20,564
Renault SA (Automobile/Trucks)                            720           37,522
Schneider Electric SA (Machinery)                         360           26,266
Societe Generale (Banks - Foreign)                        950           59,054
Total Fina Elf SA (Oil & Gas)                             830          123,452
Vivendi SA (Diversified Operations)                     1,250           82,280
                                                                  ------------
                                                                       441,169
                                                                  ------------
Germany (3.72%)
Allianz AG (Insurance)                                    290          108,543
BASF AG (Chemicals)                                       617           27,908
Dresdner Bank AG (Banks - Foreign)                        420           18,319
Muenchener Rueckversicherungs-Gesellschaft AG
(Insurance)                                               147           52,599
Siemens AG (Diversified Operations)                       500           65,354
                                                                  ------------
                                                                       272,723
                                                                  ------------
Greece (0.38%)
Hellenic Telecommunications Organization SA (ADR)
 (Telecommunications)                                   3,800           27,550
                                                                  ------------
Hong Kong (2.34%)
Aeon Credit Service Co., Ltd. (Finance)                29,400            8,952
ASM Pacific Technology, Ltd. (Electronics)              3,500            4,981
Cathay Pacific Airways (Transport)                      2,000            3,692
Cheung Kong Holdings, Ltd. (Real Estate
Operations)                                             2,000           25,578
China Everbright, Ltd. (Finance)                       16,000           16,513
China Resources Enterprise, Ltd.  (Diversified
Operations)                                            14,000           17,860
Giordano International, Ltd. (Retail)                   4,000            1,846
Guoco Group, Ltd. (Finance)                             4,000           11,924
Hang Seng Bank, Ltd. (Banks - Foreign)                    700            9,423
Hongkong Electric Holdings, Ltd. (Utilities)            1,000            3,692
HSBC Holdings Plc (Banks - Foreign)                     1,437           21,372
Hutchison Whampoa, Ltd. (Diversified Operations)        2,000           24,937
Sun Hung Kai Properties, Ltd.  (Real Estate
Operations)                                             1,000            9,968
Swire Pacific, Ltd. (Class A) (Diversified
Operations)                                             1,500           10,770
                                                                  ------------
                                                                       171,508
                                                                  ------------
India (0.43%)
Infosys Technologies, Ltd. (ADR) (Computers)              130           11,992
Videsh Sanchar Nigam, Ltd. (ADR)
(Telecommunications)                                    1,575           19,687
                                                                  ------------
                                                                        31,679
                                                                  ------------
Ireland (0.52%)
CRH Plc (Building)                                      2,050           38,153
                                                                  ------------
Israel (0.32%)
Bank Hapoalim, Ltd. (Banks - Foreign)                   8,100           23,498
                                                                  ------------
Italy (3.06%)
Assicurazioni Generali SpA (Insurance)                  2,700          107,243
ENI SpA (Oil & Gas)                                    11,070           70,684
Riunione Adriatica di Sicurta SpA (Insurance)           2,982           46,510
                                                                  ------------
                                                                       224,437
                                                                  ------------
Japan (21.09%)
Aiful Corp. (Finance)                                     300           24,484
Asahi Glass Co., Ltd. (Glass Products)                  3,000           24,746
Daibiru Corp. (Real Estate Operations)                  3,000           21,256
Daito Trust Construction Co., Ltd.  (Real Estate
Operations)                                             2,000           35,864
Fuji Television Network, Inc. (Media)                       3           20,889
Fujitsu, Ltd. (Computers)                               2,000           29,461
Inax Corp. (Building)                                   4,000           20,189
Katokichi Co., Ltd. (Food)                              2,000           52,484
Kirin Brewery Co., Ltd. (Beverages)                     6,000           53,691
Kurita Water Industries, Ltd. (Pollution Control)       1,000           13,077
Kyocera Corp. (Electronics)                               300           32,724
Maeda Corp. (Building)                                 15,000           51,566
Marui Co., Ltd. (Retail)                                4,000           60,357
Matsushita Electric Industrial Co., Ltd.
(Electronics)                                           3,000           71,641
Max Co., Ltd. (Machinery)                               2,000           19,244
Melco, Inc. (Computers)                                   600           12,544
Mitsubishi Estate Co., Ltd. (Real Estate
Operations)                                             2,975           31,749
Mitsui Fudosan Co., Ltd. (Real Estate Operations)       6,000           59,570
Murata Manufacturing Co., Ltd. (Electronics)              100           11,721
NEC Corp. (Electronics)                                 1,000           18,282
Nippon Meat Packers, Inc. (Food)                        3,000           40,833
Nissan Motor Co., Ltd. (Automobile/Trucks)              8,000           46,046
Nissin Food Products Co., Ltd. (Food)                   1,000           24,405
Nitto Denko Corp. (Electronics)                           900           24,405
Nomura Securities Co., Ltd. (Broker Services)           2,000           35,952
NTT DoCoMo, Inc. (Telecommunications)                       1           17,232
Orix Corp. (Leasing Companies)                            100           10,024
Q.P. Corp. (Food)                                       9,000           74,633
Rohm Co., Ltd. (Electronics)                              200           37,964
Santen Pharmaceutical Co., Ltd. (Medical)               1,000           19,769
Sekisui House, Ltd. (Building)                          5,000           45,705
Sharp Corp. (Electronics)                               1,000           12,054
Shin-Etsu Chemical Co., Ltd. (Chemicals)                1,000           38,488
Shiseido Co., Ltd. (Cosmetics & Personal Care)          3,000           33,459
Sony Corp. (Electronics)                                1,000           69,104
Stanley Electric Co., Ltd. (Electronics)                3,000           27,292
Sumitomo Bakelite Co., Ltd. (Chemicals)                 2,000           18,422
Sumitomo Metal Mining Co., Ltd. (Metal)                 5,000           26,155
Takefuji Corp. (Finance)                                  300           18,894
Terumo Corp. (Medical)                                  1,000           21,868
Toho Gas Co., Ltd. (Oil & Gas)                         13,000           23,312
Tokyo Electric Power Co., Inc. (Utilities)              2,400           59,517
Tokyu Corp. (Transport)                                 4,000           21,554
Toshiba Corp. (Electronics)                             3,000           20,049
Toyota Motor Corp. (Automobile/Trucks)                  2,200           70,241
Yamanouchi Pharmaceutical Co., Ltd. (Medical)           1,000           43,212
                                                                  ------------
                                                                     1,546,128
                                                                  ------------
Malaysia (0.39%)
Petronas Gas Berhad (Oil & Gas)                        17,000           28,855
                                                                  ------------
Mexico (0.20%)
Telefonos de Mexico SA (ADR) (Telecommunications)         320           14,440
                                                                  ------------
Netherlands (4.57%)
AEGON NV (Insurance)                                    1,400           57,921
Akzo Nobel NV (Chemicals)                                 630           33,838
ING Groep NV (Banks - Foreign)                          1,050           83,885
Koninklijke Ahold NV (Retail)                           2,245           72,433
Koninklijke Numico NV (Food)                              720           36,238
Unilever Plc (Food)                                     5,900           50,552
                                                                  ------------
                                                                       334,867
                                                                  ------------
New Zealand (0.13%)
Auckand International Airport, Ltd. (Transport)         3,900            5,419
Telecom Corp of New Zealand, Ltd.
(Telecommunications)                                    2,000            4,257
                                                                  ------------
                                                                         9,676
                                                                  ------------
Norway (0.90%)
Tomra Systems ASA * (Machinery)                         3,400           66,084
                                                                  ------------
Singapore (0.67%)
Capitaland, Ltd.* (Real Estate Operations)              2,000            3,464
DBS Group Holdings, Ltd. (Banks - Foreign)              1,000           11,316
Flextech Holdings, Ltd. (Electronics)                   2,000            1,097
Keppel Capital Holdings, Ltd. (Finance)                 1,250            1,653
Neptune Orient Lines, Ltd. (Transport)                  4,000            3,141
Overseas Union Bank, Ltd. (Banks - Foreign)             1,000            4,677
Pacific Century Regional Developments, Ltd.
(Real Estate Operations)                                5,000            2,555
Singapore Technologies Engineering, Ltd.
(Engineering/R&D Services)                              7,000           11,276
United Overseas Bank, Ltd. (Banks - Foreign)            1,000            7,506
Wing Tai Holdings, Ltd. (Real Estate Operations)        3,000            2,182
                                                                  ------------
                                                                        48,867
                                                                  ------------
South Africa (0.75%)
DataTec, Ltd.* (Computers)                              5,000           23,788
Remgro, Ltd. (Diversified Operations)                   4,600           31,307
                                                                  ------------
                                                                        55,095
                                                                  ------------
South Korea (0.68%)
Samsung Electronics Co. (Electronics)                     135           16,862
Shinhan Bank (Banks - Foreign)                          1,700           13,976
SK Telecom Co., Ltd. (Telecommunications)                  95           19,000
                                                                  ------------
                                                                        49,838
                                                                  ------------
Sweden (1.36%)
Ericsson (LM) Telefonaktiebolaget
(Telecommunications)                                    5,800           66,056
Nordic Baltic Holding AB (Banks - Foreign)              4,250           33,522
                                                                  ------------
                                                                        99,578
                                                                  ------------
Switzerland (2.47%)
Novartis AG (Medical)                                      68          120,192
Roche Holding AG (Medical)                                  6           61,114
                                                                  ------------
                                                                       181,306
                                                                  ------------
Taiwan (0.89%)
Hon Hai Precision Industry Co., Ltd.
(Electronics)                                           2,000           10,145
Taiwan Semiconductor Manufacturing Co., Ltd.*
(Electronics)                                          12,000           28,804
United Microelectronics Corp.* (Electronics)           18,000           26,141
                                                                  ------------
                                                                        65,090
                                                                  ------------
Thailand (0.11%)
Shin Satellite Pcl* (Telecommunications)               11,500            7,751
                                                                  ------------
Turkey (0.17%)
Dogan Yayin Holding AS* (Diversified Operations)    1,738,100           12,058
                                                                  ------------
United Kingdom (10.39%)
Barclay's Plc (Banks - Foreign)                           900           27,884
BP Amoco Plc (Oil & Gas)                                9,200           74,287
Centrica Plc (Utilities)                               17,240           66,832
CGNU Plc (Insurance)                                    1,400           22,651
Energis Plc* (Telecommunications)                       5,550           37,345
GlaxoSmithKline Plc* (Medical)                          6,149          173,778
Granada Compass Plc (Diversified Operations)            3,000           32,680
HSBC Holdings Plc (Banks - Foreign)                     9,000          132,558
Marconi Plc (Telecommunications)                        2,500           26,878
Reckitt Benckiser Plc (Soap & Cleaning
Preparations)                                           3,000           41,360
Vodafone AirTouch Plc (Telecommunications)             34,080          125,106
                                                                  ------------
                                                                       761,359
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $5,094,561)                                     (72.30%)       5,299,410
                                                    ---------     ------------

                                        INTEREST     PAR VALUE
                                          RATE    (000s OMITTED)
                                        --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.21%)
Investment in a joint repurchase
agreement  transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds,  10.750% and 13.875% due
02-15-03 and 05-15-11) - Note B           5.95%           $89           89,000
                                                                  ------------
                                                      NUMBER
                                                    OF SHARES
                                                    ---------
Cash Equivalents (12.74%)
Navigator Securities Lending Prime
Portfolio**                                           933,457          933,457
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                          (13.95%)       1,022,457
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (86.25%)       6,321,867
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                     (13.75%)       1,007,772
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)      $7,329,639
                                                    =========     ============

 * Non-income producing security.

** Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




Industry Diversification (Unaudited)
-----------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to the various investment categories.

                               MARKET VALUE AS A %
INVESTMENT CATEGORIES          OF FUND NET ASSETS
-----------------------        ------------------
Automobile/Trucks                            2.10%
Banks - Foreign                              6.30
Beverages                                    0.73
Broker Services                              0.49
Building                                     2.12
Chemicals                                    1.62
Computers                                    2.04
Cosmetics & Personal Care                    0.46
Diversified Operations                       5.14
Electronics                                  6.06
Engineering/R&D Services                     0.15
Finance                                      1.48
Food                                         4.08
Glass Products                               0.34
Insurance                                    6.25
Leasing Companies                            0.14
Machinery                                    1.52
Media                                        0.78
Medical                                      6.46
Metal                                        0.36
Oil & Gas                                    4.74
Pollution Control                            0.18
Real Estate Operations                       3.01
Retail                                       2.20
Soap & Cleaning Preparations                 0.56
Steel                                        0.00
Telecommunications                          10.01
Transport                                    0.46
Utilities                                    2.52
Short-Term Investments                      13.95
                                          -------
TOTAL INVESTMENTS                           86.25%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Financial Industries Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Financial Industries Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCK
Banks - Foreign (4.63%)
Bipop-Carire SpA (Italy)                              107,000         $698,175
HSBC Holdings Plc (United Kingdom)                     85,000        1,250,681
Nordic Baltic Holding (Sweden)                        178,020        1,353,789
                                                                  ------------
                                                                     3,302,645
                                                                  ------------
Banks - Midwest (7.22%)
Fifth Third Bancorp                                    49,250        2,942,688
Northern Trust Corp.                                   27,100        2,210,344
                                                                  ------------
                                                                     5,153,032
                                                                  ------------
Banks - Money Center (3.36%)
Citigroup, Inc.                                        47,000        2,399,938
                                                                  ------------
Banks - Northeast (3.53%)
State Street Corp.                                     20,300        2,521,461
                                                                  ------------
Banks - Superregional (8.25%)
Bank of New York Co., Inc.                             39,500        2,179,906
FleetBoston Financial Corp.                            30,536        1,147,009
Wells Fargo & Co.                                      46,000        2,561,625
                                                                  ------------
                                                                     5,888,540
                                                                  ------------
Broker Services (8.49%)
Legg Mason, Inc.                                       24,500        1,335,250
Merrill Lynch & Co., Inc.                              33,500        2,284,280
Schwab (Charles) Corp. (The)                           86,076        2,442,407
                                                                  ------------
                                                                     6,061,937
                                                                  ------------
Computer - Services (9.32%)
Automatic Data Processing, Inc.                        13,000          823,063
BISYS Group, Inc. (The)*                               42,000        2,189,250
First Data Corp.                                       28,500        1,501,594
Fiserv, Inc.*                                          45,000        2,134,688
                                                                  ------------
                                                                     6,648,595
                                                                  ------------
Computer - Software (1.35%)
Intuit, Inc.*                                          24,500          966,219
                                                                  ------------
Finance - Consumer Loans (7.25%)
American Express Co.                                   44,400        2,439,225
Household International, Inc.                          17,000          935,000
MBNA Corp.                                             48,650        1,797,009
                                                                  ------------
                                                                     5,171,234
                                                                  ------------
Finance - Investment Management (8.62%)
Amvescap Plc, American Depositary Receipts (ADR)
(United Kingdom)                                       53,000        2,305,500
Morgan Stanley Dean Witter & Co.                       24,000        1,902,000
Price (T. Rowe) Associates, Inc.                       46,000        1,944,218
                                                                  ------------
                                                                     6,151,718
                                                                  ------------
Insurance - Brokers (2.79%)
Marsh & McLennan Cos., Inc.                            17,000        1,989,000
                                                                  ------------
Insurance - Life (11.01%)
AFLAC, Inc.                                            37,000        2,670,938
American General Corp.                                 25,700        2,094,550
Protective Life Corp.                                  48,000        1,548,000
Reinsurance Group of America, Inc.                     43,500        1,544,250
                                                                  ------------
                                                                     7,857,738
                                                                  ------------
Insurance - Multi Line (3.29%)
Allmerica Financial Corp.                              15,600        1,131,000
Fortis (NL) NV (Netherlands)                           37,454        1,216,659
                                                                  ------------
                                                                     2,347,659
                                                                  ------------
Insurance - Property & Casualty (13.35%)
Ambac Financial Group, Inc.                            45,750        2,667,797
American International Group, Inc.                     25,625        2,525,664
MBIA, Inc.                                             29,000        2,149,625
XL Capital Ltd. (Class A)                              25,000        2,184,375
                                                                  ------------
                                                                     9,527,461
                                                                  ------------
Mortgage & RE Services (2.74%)
Fannie Mae                                             22,500        1,951,875
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $48,938,306)                                    (95.20%)      67,939,052
                                                                  ------------

                                        INTEREST     PAR VALUE
                                          RATE    (000s OMITTED)
                                        --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.91%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Date 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds, 6.750% thru 8.875%,  due
08-15-17 thru 08-15-26)  - Note B         5.95%        $3,504        3,504,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company  Daily
Interest Savings Account  Current Rate
5.20%                                                                      879
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (4.91%)       3,504,879
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (100.11%)      71,443,931
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.11%)         (77,335)
                                                    ---------     ------------
TOTAL NET ASETS                                      (100.00%)     $71,366,596
                                                    =========     ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)

-----------------------------------------------------------------------
The V.A. Financial Industries Fund invests primarily in equity securities in the financial sector in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at December 31, 2000 assigned to the various countries.

                               MARKET VALUE AS A %
COUNTRY DIVERSIFICATION        OF FUND NET ASSETS
-----------------------        ------------------
Italy                                        0.98%
Netherlands                                  1.70
Sweden                                       1.90
United Kingdom                               4.98
United States                               90.55
                                          -------
TOTAL INVESTMENTS                          100.11%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Regional Bank Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Regional Bank Fund on December 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION, STATE                             SHARES            VALUE
--------------------------                       ------------     ------------
COMMON STOCKS
Superregional Banks (6.87%)
Mellon Financial Corp. (PA)                             8,500         $418,094
U.S. Bancorp (MN)                                       7,500          218,906
Wells Fargo & Co. (CA)                                  5,500          306,281
                                                                  ------------
                                                                       943,281
                                                                  ------------
Banks - Money Center (4.92%)
Chase Manhattan Corp. (The) (NY)                        7,000          318,062
Citigroup, Inc. (NY)                                    7,000          357,437
                                                                  ------------
                                                                       675,499
                                                                  ------------
Banks - United States (79.05%)
BancFirst Corp. (OK)                                    1,500           59,531
BancWest Corp. (HI)                                    16,000          418,000
BB&T Corp. (NC)                                         4,000          149,250
Cascade Bancorp (OR)                                   33,010          445,635
Chittenden Corp. (VT)                                   7,500          227,344
City National Corp. (CA)                                8,000          310,500
Comerica, Inc. (MI)                                     4,500          267,187
Commerce Bancshares, Inc. (MO)                         12,047          511,998
Community First Bankshares, Inc. (ND)                  10,000          188,750
Cullen/Frost Bankers, Inc. (TX)                         6,500          271,781
Fifth Third Bancorp (OH)                                8,592          513,372
Financial Institutions, Inc. (NY)                      19,750          266,625
First Midwest Bancorp., Inc. (IL)                       5,000          143,750
FirstMerit Corp. (OH)                                   5,000          133,672
Independent Bank Corp. (MI)                            23,887          471,768
M & T Bank Corp. (NY)                                   4,500          306,000
Marshall & Ilsley Corp. (WI)                            3,500          177,905
Mercantile Bankshares Corp. (MD)                        9,500          410,281
Mid-State Bancshares (CA)                              15,000          532,500
Mississippi Valley Bancshares, Inc. (MO)               10,350          304,031
National Commerce Bancorp. (TN)                        14,465          358,009
Northrim Bank (AK)                                     16,695          169,037
Pacific Capital Bancorp. (CA)                          13,500          379,688
PNC Financial Service Group (PA)                        3,500          255,719
Prosperity Bancshares, Inc. (TX)                       14,000          276,500
SJNB Financial Corp. (CA)                               8,000          292,000
SouthTrust Corp. (AL)                                   4,000          162,750
Southwest Bancorp. of Texas, Inc.* (TX)                 5,000          214,688
Sterling Bancshares, Inc. (TX)                         12,000          237,000
Summit Bancshares, Inc. (TX)                           14,800          320,975
Texas Regional Bancshares, Inc. (Class A) (TX)         11,000          357,500
Umpqua Holdings Corp. (OR)                             38,000          323,000
Valley National Bancorp. (NJ)                          15,700          523,006
Whitney Holding Corp. (LA)                              5,500          199,719
Yardville National Bancorp. (NJ)                       25,000          301,563
Zions Bancorp. (UT)                                     6,000          374,625
                                                                  ------------
                                                                    10,855,659
                                                                  ------------
Thrifts (4.19%)
Charter One Financial, Inc. (OH)                        6,017          173,741
First Financial Holdings, Inc. (SC)                    12,300          242,156
Warren Bancorp., Inc. (MA)                             20,000          160,000
                                                                  ------------
                                                                       575,897
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $10,935,579)                                    (95.03%)      13,050,336
                                                                  ------------

                                        INTEREST     PAR VALUE
ISSUER, DESCRIPTION                       RATE    (000s OMITTED)
-------------------                     --------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.94%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc. - Dated 12-29-00, due
01-02-01  (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B          5.95%         $679          679,000
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Current
Rate 5.20%                                                                 382
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                           (4.94%)         679,382
                                                    ---------     ------------
TOTAL INVESTMENTS                                     (99.97%)      13,729,718
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                      (0.03%)           3,712
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $13,733,430
                                                    =========     ============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Technology Fund

Schedule of Investments
December 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Technology Fund on December 31, 2000. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF           MARKET
ISSUER, DESCRIPTION                                    SHARES            VALUE
-------------------                              ------------     ------------
COMMON STOCKS
Computer - Graphics (1.34%)
Cadence Design Systems, Inc.*                           6,850         $188,375
                                                                  ------------
Computer - Internet Services (10.56%)
America Online, Inc.*                                  10,325          359,310
Art Technology Group, Inc.*                             3,800          116,138
Ask Jeeves, Inc.*                                       2,820            6,874
DoubleClick, Inc.*                                        700            7,700
Exodus Communications, Inc.*                            7,700          154,000
Exult, Inc.*                                            3,400           45,050
Genuity, Inc.*                                          5,000           25,312
Infospace, Inc.*                                        6,750           59,696
Inktomi Corp.*                                          2,975           53,178
Openwave Systems, Inc.*                                 2,600          124,638
Portal Software, Inc.*                                  3,300           25,884
RealNetworks, Inc.*                                     5,750           49,953
ScreamingMedia, Inc.*                                   8,350           25,050
TIBCO Software, Inc.*                                   2,500          119,844
VeriSign, Inc.*                                         2,300          170,631
VerticalNet, Inc.*                                      3,000           19,969
Viant Corp.*                                            1,700            6,747
Vignette Corp.*                                         6,250          112,500
                                                                  ------------
                                                                     1,482,474
                                                                  ------------
Computer - Local Networks (5.24%)
Cisco Systems, Inc.*                                   10,500          401,625
JNI Corp.*                                              3,300           74,869
Lucent Technologies, Inc.                               2,600           35,100
Network Appliance, Inc.*                                3,500          224,656
                                                                  ------------
                                                                       736,250
                                                                  ------------
Computer - Memory Devices (6.97%)
EMC Corp.*                                              6,600          438,900
Emulex Corp.*                                           2,400          191,850
VERITAS Software Corp.*                                 3,775          330,312
Western Digital Corp.*                                  6,950           16,941
                                                                  ------------
                                                                       978,003
                                                                  ------------
Computer - Micro/Macro (1.44%)
Dell Computer Corp.*                                    6,600          115,088
Gateway, Inc.*                                          4,800           86,352
                                                                  ------------
                                                                       201,440
                                                                  ------------
Computer - Services (0.64%)
Unisys Corp.*                                           6,150           89,944
                                                                  ------------
Computer - Software (17.35%)
BEA Systems, Inc.*                                      6,550          440,897
Citrix Systems, Inc.*                                  10,300          231,750
i2 Technologies, Inc.*                                  4,300          233,812
Mercury Interactive Corp.*                              6,075          548,269
Microsoft Corp.*                                        2,000           86,750
Oracle Corp.*                                          12,150          353,109
Networks Associates, Inc.*                              3,000           12,562
Parametric Technology Corp.*                            9,900          133,031
Rational Software Corp.*                                5,650          219,997
SmartForce Plc,* American Depositary Receipt
(ADR) (Ireland)                                         4,700          176,544
                                                                  ------------
                                                                     2,436,721
                                                                  ------------
Electronics - Components Misc. (5.37%)
Sanmina Corp.*                                          2,800          214,550
SCI Systems, Inc.*                                      3,800          100,225
Solectron Corp.*                                       12,950          439,005
                                                                  ------------
                                                                       753,780
                                                                  ------------
Electronics - Products Misc. (1.70%)
Aeroflex, Inc.*                                         8,300          239,273
                                                                  ------------
Electronics - Semiconductor Components (10.70%)
Altera Corp.*                                           2,650           69,728
Amkor Technology, Inc.*                                 3,250           50,426
Analog Devices, Inc.*                                   5,350          273,853
Applied Materials, Inc.*                                4,725          180,436
Applied Science & Technology, Inc.*                     1,200           14,400
ASM Lithography Holding N.V.* (Netherlands)             3,500           78,969
Atmel Corp.*                                           13,250          154,031
Cypress Semiconductor Corp.*                            4,750           93,516
Integrated Device Technology, Inc.*                     4,150          137,469
Intel Corp.                                             2,000           60,125
KLA-Tencor Corp.*                                       2,800           94,325
Micron Technology, Inc.                                 7,100          252,050
PRI Automation, Inc.*                                   2,300           43,125
                                                                  ------------
                                                                     1,502,453
                                                                  ------------
Fiber Optics (7.06%)
CIENA Corp.*                                            3,500          284,375
Corning, Inc.                                           5,900          311,594
Finisar Corp.*                                          7,050          204,450
JDS Uniphase Corp.*                                     3,100          129,231
Sycamore Networks, Inc.*                                1,650           61,462
                                                                  ------------
                                                                       991,112
                                                                  ------------
Media - Radio/TV (0.36%)
Infinity Broadcasting Corp. (Class A)*                  1,800           50,287
                                                                  ------------
Telecom - Equipment (4.91%)
Advanced Fibre Communications, Inc.*                    4,150           74,959
ANTEC Corp.*                                            1,220            9,646
Nokia Corp. (ADR) (Finland)                             5,750          250,125
Nortel Networks Corp. (Canada)                          6,400          205,200
QUALCOMM, Inc.*                                         1,550          127,391
Tut Systems, Inc.*                                      2,750           22,687
                                                                  ------------
                                                                       690,008
                                                                  ------------
Telecom - Services (1.44%)
Global Crossing Ltd.* (Bermuda)                         9,250          132,391
Global Light Telecommunications, Inc.* (Canada)         1,600            6,960
Metromedia Fiber Network, Inc. (Class A)*               5,300           53,663
Primus Telecommunications Group, Inc. *                 4,250            9,828
                                                                  ------------
                                                                       202,842
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $14,432,054)                                     (75.08%)     10,542,962
                                                                  ------------

                                        INTEREST     PAR VALUE
                                          RATE    (000s OMITTED)
                                        --------  --------------
SHORT-TERM INVESTMENTS
Government - U.S. Agencies (10.68%)
FHLMC Discount Note Due 01-02-01          5.05%       $1,500         1,499,369
                                                                  ------------
Joint Repurchase Agreement (19.57%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B         5.95         2,748         2,747,789
                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                      792
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                         (30.25%)        4,247,950
                                                   ---------      ------------
TOTAL INVESTMENTS                                   (105.33%)       14,790,912
                                                   ---------      ------------
OTHER ASSETS AND LIABILITIES, NET                     (5.33%)         (748,868)
                                                   ---------      ------------
TOTAL NET ASSETS                                    (100.00%)      $14,042,044
                                                   =========      ============

* Non-income producing security

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




Portfolio Concentration
December 31, 2000 (Unaudited)

-----------------------------------------------------------------------
The V.A. Technology Fund invests primarily in equity securities of technology companies in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at December 31, 2000 assigned to the various countries.

                               MARKET VALUE AS A %
COUNTRY DIVERSIFICATION        OF FUND NET ASSETS
-----------------------        ------------------
Bermuda                                      0.94%
Canada                                       1.51
Finland                                      1.78
Ireland                                      1.26
Netherlands                                  0.56
United States                               99.28
                                          -------
TOTAL INVESTMENTS                          105.33%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Bond Fund

Schedule of Investments
December 31, 2000
--------------------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Bond Fund on December 31, 2000. It is divided into three main categories: bonds, warrants and short-term investments. Bonds and warrants are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                         INTEREST    CREDIT         PAR VALUE           MARKET
ISSUER, DESCRIPTION                                          RATE    RATING*    (000s OMITTED)           VALUE
--------------------------                               --------    -------    --------------   -------------
BONDS
Aerospace (0.70%)
Lockheed Martin Corp.,
Bond 12-01-29                                              8.500%     BBB-               $75           $84,880
Raytheon Co.,
Note 03-01-03                                              7.900      BBB-                40            41,017
Note 03-01-10                                              8.300      BBB-                45            49,135
                                                                                                 -------------
                                                                                                       175,032
                                                                                                 -------------
Automobile/Trucks (0.66%)
ERAC USA Finance Co.,
Note 02-15-05 (R)                                          6.625      BBB+                19            18,426
Note 12-15-09 (R)                                          7.950      BBB+                35            36,094
Ford Capital B.V.,
Gtd Deb (Netherlands)  05-15-02 (Y)                        9.875      A                   50            52,044
Ford Motor Co.,
Note 07-16-31                                              7.450      A                   65            60,161
                                                                                                 -------------
                                                                                                       166,725
                                                                                                 -------------
Banks - Foreign (0.83%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom)  10-15-04 (Y)                    8.200      AA-                 30            31,849
Royal Bank of Scotland Plc,
Bond (United Kingdom)  03-31-05 (Y)                        8.817      A-                  30            31,641
Scotland International Finance No. 2,
B.V., Gtd Sub Note (Netherlands)  11-01-06 (R) (Y)         8.850      A                   95           104,251
UBS PFD Funding Trust I,
Gtd Bond 10-01-49                                          8.622#     AA-                 40            41,905
                                                                                                 -------------
                                                                                                       209,646
                                                                                                 -------------
Banks - United States (0.94%)
Bank of America Corp.,
Jr Sub Note 02-15-10                                       7.800      A                   60            62,441
Bank of New York,
Cap Security 12-01-26 (R)                                  7.780      A-                  50            46,179
BNP Paribas Capital Trust,
Sub Note 12-27-49 (R)                                      9.003#     A-                  45            46,849
National Westminster Bank Plc --
New York Branch, Sub Note 05-01-01                         9.450      A+                   5             5,041
NB Capital Trust IV,
Gtd Cap Security 04-15-27                                  8.250      A-                  20            18,837
RBSG Capital Corp.,
Gtd Cap Note 03-01-04                                     10.125      A                   15            16,467
Security Pacific Corp.,
Sub Note 03-01-01                                         11.000      A                   40            40,260
                                                                                                 -------------
                                                                                                       236,074
                                                                                                 -------------
Beverages (0.12%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C 12-15-03                                 8.750      B+                  30            29,700
                                                                                                 -------------
Chemicals (0.17%)
Akzo Nobel, Inc.,
Bond 11-15-03 (R)                                          6.000      A-                  45            43,614
                                                                                                 -------------
Cosmetics & Personal Care (0.19%)
Procter & Gamble Co.,
Deb 01-15-26                                               6.450      AA                  50            47,919
                                                                                                 -------------
Energy (0.63%)
Enron Corp.,
Note 08-15-05 (R)                                          8.000      BBB+                60            62,402
MidAmerican Energy Holdings,
Sr Bond 09-15-28                                           8.480      BBB-                60            64,901
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                 9.625      B                   30            30,000
                                                                                                 -------------
                                                                                                       157,303
                                                                                                 -------------
Finance (4.32%)
Boeing Capital Corp.,
Sr Note 09-27-10                                           7.375      AA-                 60            64,577
Bombardier Capital, Inc.,
Note 01-15-02 (R)                                          6.000      A-                  30            29,859
Citigroup, Inc.,
Sub Note 10-01-10                                          7.250      A+                  85            87,958
EES Coke Battery Co., Inc.,
Sr Sec Note Ser A 04-15-02 (R)                             7.125      BBB                  3             3,194
Ford Credit Auto Owner Trust,
Pass Thru Ctf Ser 2000-F Class A-3  11-15-04               6.580      AAA                115           116,905
Ford Motor Credit Co.,
Note 04-28-03                                              6.125      A                   35            34,771
General Electric Capital Corp.,
Med Term Note Ser A 11-15-10                               6.875      AAA                 65            68,044
General Motors Acceptance Corp.,
Note 07-15-05                                              7.500      A                   60            61,726
Household Finance Corp.,
Note 11-01-02                                              5.875      A                   70            69,431
Sr Unsub Note 02-01-09                                     5.875      A                   30            27,572
HSBC Capital Funding, L.P.,
Gtd Note (Channel Islands)  12-31-49 (R) (Y)               9.547#     A-                  55            60,338
ING Capital Funding Trust III,
Gtd Trust Preferred Security  12-31-49                     8.439#     A                   50            50,756
Marlin Water Trust/Marlin Water
Capital Corp., Sr Sec Note 12-15-01 (R)                    7.090      BBB                 30            30,039
Midland Funding Corp. I,
Deb Ser C-94 07-23-02                                     10.330      BBB-                 7             6,882
Sec Deb Ser C-91 07-23-02                                 10.330      BBB-                 9             9,584
Midland Funding Corp. II,
Deb Ser A 07-23-05                                        11.750      BB+                 65            68,843
MMCA Automobile Trust,
Pass Thru Ctf Ser 2000-2 Class A-4  06-15-05               6.860      AAA                100           102,182
Nisource Finance Corp.,
Gtd Bond 11-15-10 (R)                                      7.875      BBB                 55            57,528
Spear Leeds & Kellogg, L.P.,
Note 08-15-05 (R)                                          8.250      A+                  40            42,393
Toyota Auto Receivables Owner Trust,
Asset Backed Note Ser 2000-B  Class A-4 04-15-07           6.800      AAA                 90            91,800
Yanacocha Receivables Master Trust,
Pass Thru Cert Ser 1997-A  06-15-04 (R)                    8.400      BBB-                 3             2,972
                                                                                                 -------------
                                                                                                     1,087,354
                                                                                                 -------------
Food (0.20%)
Earthgrains Co. (The),
Note 08-01-03                                              8.375      BBB                 50            50,665
                                                                                                 -------------
Government - Foreign (0.39%)
Nova Scotia, Province of,
Deb (Canada) 11-15-19 (Y)                                  8.250      A-                  20            23,285
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                                  7.500      A+                  70            74,704
                                                                                                 -------------
                                                                                                        97,989
                                                                                                 -------------
Government - U.S. (36.85%)
United States Treasury,
Bond 08-15-17                                              8.875      AAA                482           655,144
Bond 02-15-23                                              7.125      AAA              1,360         1,620,522
Bond 08-15-29                                              6.125      AAA                230           250,162
Note 08-15-03                                              5.750      AAA              1,665         1,689,192
Note 02-15-05                                              7.500      AAA              1,025         1,114,524
Note 07-15-06                                              7.000      AAA              1,142         1,242,998
Note 05-15-08                                              5.625      AAA              2,375         2,437,344
Note 08-15-10                                              5.750      AAA                255           267,232
                                                                                                 -------------
                                                                                                     9,277,118
                                                                                                 -------------
Government - U.S. Agencies (24.03%)
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 12-01-12                               6.500      AAA                 31            31,120
15 Yr Pass Thru Ctf 11-01-14                               7.000      AAA                 52            53,032
30 Yr Pass Thru Ctf 06-01-29                               6.000      AAA                 19            18,200
Note 04-15-03                                              5.750      AAA                310           310,629
Note 09-15-09                                              6.625      AAA                780           812,783
Note 01-15-30                                              7.125      AAA                240           268,649
Pass Thru Ctf Ser 1997-M8 Class A-1  01-25-22              6.940      AAA                  3             2,684
Government National Mortgage Assn.,
30 Yr Pass thru Ctf 07-15-26                               8.000      AAA                 23            23,747
30 Yr Pass Thru Ctf  04-15-28 to 06-15-29                  6.500      AAA              3,153         3,117,377
30 Yr Pass Thru Ctf  06-15-28 to 07-15-29                  7.000      AAA              1,284         1,289,673
30 Yr Pass Thru Ctf  10-15-29 to 10-15-30                  7.500      AAA                118           120,016
                                                                                                 -------------
                                                                                                     6,047,910
                                                                                                 -------------
Insurance (0.61%)
AXA, Sub Note (France) 12-15-30 (Y)                        8.600      A-                  50            51,815
Equitable Life Assurance Society USA,
Surplus Note 12-01-05 (R)                                  6.950      A+                  15            15,099
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                  7.625      AA                   5             4,928
MONY Group, Inc. (The),
Sr Note 12-15-05                                           7.450      A-                  30            30,447
New York Life Insurance Co.,
Surplus Note 12-15-23 (R)                                  7.500      AA-                  5             4,449
Sun Canada Financial Co.,
Gtd Sub Note 12-15-07 (R)                                  6.625      AA-                 20            19,732
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                       7.875      A-                  25            25,989
                                                                                                 -------------
                                                                                                       152,459
                                                                                                 -------------
Leisure (0.31%)
HMH Properties, Inc.,
Gtd Sr Note Ser A 08-01-05                                 7.875      BB                  30            28,875
MGM Mirage, Inc.,
Gtd Sr Note 09-15-10                                       8.500      BBB-                30            30,749
Waterford Gaming LLC/Waterford
Gaming Finance Corp., Sr Note 03-15-10 (R)                 9.500      B+                  20            19,100
                                                                                                 -------------
                                                                                                        78,724
                                                                                                 -------------
Media (2.27%)
Adelphia Communications Corp.,
Sr Note Ser B 10-01-02                                     9.250      B+                  17            16,405
Sr Note Ser B 07-15-03                                     8.125      B+                  15            13,931
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)  07-15-09 (Y)                 8.200      BB+                 40            37,638
Clear Channel Communications, Inc.,
Note 06-15-05                                              7.875      BBB-                40            41,337
Continental Cablevision, Inc.,
Sr Note 05-15-06                                           8.300      A                   60            62,316
CSC Holdings, Inc.,
Sr Note Ser B 07-15-09                                     8.125      BB+                 55            55,525
Sr Sub Deb 05-15-16                                       10.500      BB-                 20            21,900
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                       8.625      B+                  45            40,725
Jones Intercable, Inc.,
Sr Note 04-15-08                                           7.625      BBB                 90            91,301
Lenfest Communications, Inc.,
Sr Note 11-01-05                                           8.375      BBB                 40            42,822
Mediacom LLC/Mediacom Capital Corp.,
Sr Note Ser B 04-15-08                                     8.500      B+                  20            18,300
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                        8.250      BBB-                20            18,418
TCI Communications, Inc.,
Sr Deb 02-15-26                                            7.875      A                   45            42,261
Time Warner, Inc.,
Deb 01-15-13                                               9.125      BBB                 58            67,415
                                                                                                 -------------
                                                                                                       570,294
                                                                                                 -------------
Medical (0.46%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                             10.750      B+                  37            35,520
Fresenius Medical Care
Capital Trust II, Gtd Trust  Preferred Security
02-01-08                                                   7.875      B+                  10             9,225
HCA - The Healthcare Co.,
Note 09-01-10                                              8.750      BB+                 20            21,050
Quest Diagnostics, Inc.,
Sr Sub Note 12-15-06                                      10.750      B+                  23            24,495
Tenet Healthcare Corp.,
Sr Note 01-15-05                                           8.000      BB+                 25            25,313
                                                                                                 -------------
                                                                                                       115,603
                                                                                                 -------------
Metal (0.32%)
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                          6.500      A                   80            80,029
                                                                                                 -------------
Mortgage Banking (5.52%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust, Pass Thru Ctf  Ser 1998-1
Class A-6 08-25-27                                         6.510      AAA                150           149,555
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert  Ser 1997-2
02-15-04                                                   6.550      AAA                130           130,650
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-08              6.790      Aaa                 73            74,577
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5  08-15-25               8.100      AAA                 10            10,063
Credit Suisse First Boston Mortgage
Securities Corp.,
Commercial Mtg Pass Thru Ctf
Ser 1998-C1 Class A-1A 12-17-07                            6.260      AAA                 20            20,221
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9  02-15-29               6.570      AAA                145           144,297
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2  09-15-06              6.853      Aaa                 50            50,953
Pass Thru Ctf Ser 1997-C2 Class A-3  11-15-07              6.566      Aaa                175           174,631
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4  03-20-25               6.600      AAA                 15            14,864
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-07              6.410      Aaa                 52            51,851
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7  12-15-38              6.485      AAA                 16            15,840
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1  10-15-06
(R)                                                        6.830      AAA                228           230,773
Pass Thru Ctf Ser 1999-CAM1 Class A-3  11-15-08            6.920      AAA                140           143,866
Salomon Brothers Mortgage Securities
VII, Inc., Mtg Pass Thru Ctf  Ser 1997-HUD2 Class
A-2 07-25-24                                               6.750      Aaa                  6             5,987
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2  06-25-15              7.965      AAA                105           106,805
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-A1 Class A-8  06-15-28              7.220      AAA                  9             9,103
Pass Thru Ctf Ser 1997-B Class A-6  10-15-28               6.900      AAA                 55            55,453
                                                                                                 -------------
                                                                                                     1,389,489
                                                                                                 -------------
Oil & Gas (1.90%)
Alberta Energy Co., Ltd.,
Note (Canada) 09-15-30 (Y)                                 8.125      BBB+                45            48,028
Amerada Hess Corp.,
Bond 10-01-29                                              7.875      BBB+                70            73,390
Apache Finance Canada Corp.,
Note (Canada) 12-15-29 (Y)                                 7.750      BBB+                75            79,207
El Paso Energy Corp.,
Med Term Note 10-15-30                                     8.050      BBB                 75            78,926
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                              6.875      BBB                 40            39,697
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                           10.125      BBB-                15            17,837
Ocean Energy, Inc.,
Gtd Sr Sub Note Ser B 07-15-07                             8.875      BB+                 20            20,700
Petroleum Geo-Services ASA,
Sr Note (Norway) 03-30-28 (Y)                              7.125      BBB                 50            40,692
Santa Fe Snyder Corp.,
Sr Sub Note 06-15-07                                       8.750      BBB+                20            21,132
Tosco Corp.,
Note 02-15-30                                              8.125      BBB                 55            59,173
                                                                                                 -------------
                                                                                                       478,782
                                                                                                 -------------
Paper & Paper Products (0.19%)
International Paper Co.,
Note 07-08-05 (R)                                          8.125      BBB+                45            46,637
                                                                                                 -------------
Real Estate Investment Trust (0.57%)
American Health Properties, Inc.,
Note 01-15-07                                              7.500      BBB-                20            19,080
Cabot Industrial Properties, L.P.,
Note 05-01-04                                              7.125      BBB-                25            24,925
Camden Property Trust,
Sr Note 04-15-04                                           7.000      BBB                 30            29,801
Liberty Property, L.P.,
Med Term Note 06-05-02                                     6.600      BBB-                40            41,037
ProLogis Trust,
Sr Note 04-15-04                                           6.700      BBB+                25            24,756
TriNet Corporate Realty Trust, Inc.,
Note 05-15-01                                              7.300      BB                   5             4,913
                                                                                                 -------------
                                                                                                       144,512
                                                                                                 -------------
Telecommunications (2.01%)
BellSouth Capital Funding Corp.,
Deb 02-15-30                                               7.875      AA-                 50            51,556
Clearnet Communications, Inc.,
Sr Disc Note, Step Coupon
(10.125%, 05-01-04) (Canada)

05-01-09 (A) (Y)                                            Zero      B3                  30            24,000
Cox Communications, Inc.,
Note 11-01-10                                              7.750      BBB                 40            41,321
Dominion Resources, Inc.,
Sr Note Ser A 06-15-10                                     8.125      BBB+                60            65,217
LCI International, Inc.,
Sr Note 06-15-07                                           7.250      BBB+                30            29,978
McLeodUSA, Inc.,
Sr Note 11-01-08                                           9.500      B+                  25            22,750
MetroNet Communications Corp.,
Sr Note (Canada) 08-15-07 (Y)                             12.000      BBB                 15            16,500
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                    11.500      B                   40            35,600
Qwest Capital Funding, Inc.,
Gtd Note 07-15-28                                          6.875      BBB+                65            57,407
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon
(11.625%, 04-15-04)
04-15-09 (A)                                                Zero      B3                  25            17,000
Verizon Global Funding Corp.,
Bond 12-01-30 (R)                                          7.750      A+                  70            72,073
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                          11.500      CCC+                20            21,950
Sr Note 11-15-09                                          10.375      B-                  10            10,775
WorldCom, Inc.,
Note 05-15-06                                              8.000      A-                  40            40,864
                                                                                                 -------------
                                                                                                       506,991
                                                                                                 -------------
Transportation (2.55%)
America West Airlines,
Pass Thru Ctf Ser 1996-1B  01-02-08                        6.930      A-                   3             3,290
Burlington Northern & Santa Fe
Railway Co., Deb 08-15-30                                  7.950      BBB+                70            72,758
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C  06-30-04                        7.206      BBB                102           101,835
Pass Thru Ctf Ser 1999-1A  02-02-19                        6.545      AA+                 58            56,722
Delta Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1  Class A-2 11-18-10               7.570      AAA                 45            47,655
Northwest Airlines, Inc.,
Gtd Note 03-15-04                                          8.375      BB                  25            24,536
Pass Thru Ctf Ser 1996-1D  01-02-15                        8.970      BBB-                 5             4,772
NWA Trust,
Sr Note Ser A 12-21-12                                     9.250      AA                  37            41,165
Railcar Trust No. 1992-1,
Pass Thru Ser 1992-1 Class A  06-01-04                     7.750      AAA                 61            62,568
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-1  01-01-14               7.783      AAA                 75            78,191
Pass Thru Ctf Ser 2000-2 Class A-1  04-01-12               7.032      AAA                 70            70,398
US Airways, Inc.,
Pass Thru Ctf Ser 1989-A2  01-01-13                        9.820      BB-                 40            35,650
Pass Thru Ctf Ser 1990-A1  03-19-05                       11.200      BB-                 35            35,994
Wisconsin Central Transportation Corp.,
Note 04-15-08                                              6.625      BBB-                 8             7,479
                                                                                                 -------------
                                                                                                       643,013
                                                                                                 -------------
Utilities (5.53%)
AES Corp.,
Sr Note 06-01-09                                           9.500      BB                  35            36,225
Sr Note 09-15-10                                           9.375      BB                  20            20,350
Sr Sub Note 07-15-06                                      10.250      B+                  10            10,400
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A  01-02-17                         9.000      BBB-                25            25,755
Avon Energy Partners Holdings,
Sr Note (United Kingdom)  12-11-02 (R) (Y)                 6.730      BBB+                40            39,693
Beaver Valley Funding Corp.,
Deb 06-01-07                                               8.625      BB-                 60            62,145
Sec Lease Oblig Bond 06-01-17                              9.000      BB-                 23            25,081
BVPS II Funding Corp.,
Collateralized Lease Bond  06-01-17                        8.890      BB-                  5             5,512
Calpine Corp.,
Sr Note 08-15-05                                           8.250      BB+                 70            71,004
Sr Note 04-01-08                                           7.875      BB+                 15            14,700
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                     9.500      BB+                 45            46,575
Sr Sec Note Ser D 11-01-17                                 7.880      BB+                 20            20,401
CMS Energy Corp.,
Sr Note 05-15-02                                           8.125      BB                  60            60,023
Sr Note 10-15-07                                           9.875      BB                  15            15,563
Sr Note Ser B 01-15-04                                     6.750      BB                  55            51,975
Connecticut Light & Power Co.,
1st Mtg Ser C 06-01-02                                     7.750      BBB-                45            45,177
East Coast Power LLC,
Sr Sec Note 03-31-12                                       7.066      BBB-                30            28,730
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                     10.250      BBB-                38            42,370
GG1B Funding Corp.,
Deb 01-15-11                                               7.430      BBB-                25            24,523
Hydro-Quebec,
Gtd Bond (Canada) 02-01-21 (Y)                             9.400      A+                  30            37,800
Gtd Bond Ser HY (Canada)  01-15-22 (Y)                     8.400      A+                  20            23,636
Iberdrola International B.V.,
Note 10-01-02                                              7.500      AA-                 35            35,833
Keyspan Corp.,
Note 11-15-10                                              7.625      A                   45            47,768
Long Island Lighting Co.,
Deb 03-15-23                                               8.200      A-                  40            39,800
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                      8.770      BBB                 44            46,317
North Atlantic Energy Corp.,
1st Mtg Ser A 06-01-02                                     9.050      BB+                 15            15,211
Northeast Utilities,
Note Ser A 12-01-06                                        8.580      BB+                  6             6,366
PECO Energy Transition Trust,
Pass Thru Ctf Ser 1999-A Class A-6  03-01-09               6.050      AAA                 35            34,627
Pass Thru Ctf Ser 2000-A Class A-3  03-01-10               7.625      AAA                125           134,541
Pinnacle One Partners, L.P.,
Sr Note 08-15-04 (R)                                       8.830      BBB-                25            25,657
PNPP II Funding Corp.,
Deb 05-30-16                                               9.120      BB-                 40            43,271
Puget Sound Energy, Inc.,
1st Mtg Med Term Note Ser C  02-01-11                      7.690      A-                  40            41,786
Sierra Pacific Resources,
Note 05-15-05                                              8.750      BBB                 45            47,163
TXU Corp.,
Gtd Note 01-30-37                                          8.175      BBB-                35            33,121
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond  01-02-17                             8.090      BBB-                61            63,217
Xcel Energy, Inc.,
Sr Note 12-01-10                                           7.000      BBB+                70            70,075
                                                                                                 -------------
                                                                                                     1,392,391
                                                                                                 -------------
TOTAL BONDS
(Cost $22,605,396)                                                                   (92.27%)       23,225,973
                                                                                   ---------     -------------

                                                                                     NUMBER
                                                                                  OF WARRANTS
                                                                                  -----------
WARRANTS
Telecommunications (0.00%)
MetroNet Communications Corp.  (Canada) (R) (Y) *                                          5               475
                                                                                                 -------------
TOTAL WARRANTS
(Cost $51)                                                                            (0.00%)              475
                                                                                   ---------     -------------

                                                                    INTEREST      PAR VALUE
                                                                      RATE     (000s OMITTED)
                                                                   ---------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.38%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26)  - Note B                                     5.950%          $1,606        $1,606,000
                                                                                                  ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                                      749
                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                                                          (6.38%)        1,606,749
                                                                                   ---------      ------------
TOTAL INVESTMENTS                                                                    (98.65%)       24,833,197
                                                                                   ---------      ------------
OTHER ASSETS AND LIABILITIES, NET                                                     (1.35%)          339,520
                                                                                   ---------      ------------
TOTAL NET ASSETS                                                                    (100.00%)      $25,172,717
                                                                                   =========      ============

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,088,743 or 4.33% of net assets as of December 31, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

  # Represents rate in effect on December 31, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. High Yield Bond Fund on December 31, 2000. It is divided into four main categories: bonds, common stocks, pre ferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group. Short-term invest ments, which represent the Fund's
"cash" position, are  listed last.

                                                    INTEREST      CREDIT       PAR VALUE            MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*  (000s OMITTED)            VALUE
------------------------------------------         ---------  ----------  --------------     -------------
BONDS
Aerospace (0.06%)
Compass Aerospace Corp.,
Gtd Sr Sub Note Ser D 04-15-05                        10.125%     CCC-               $25            $4,250
                                                                                             -------------
Agricultural Operations (0.03%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Sr Sub Note 12-01-05 (B) (R)                          10.750      D                   10             2,200
                                                                                             -------------
Automobile/Trucks (0.91%)
AM General Corp.,
Sr Note Ser B 05-01-02                                12.875      B                   50            46,500
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04                                      12.500      B                   25            19,500
                                                                                             -------------
                                                                                                    66,000
                                                                                             -------------
Building (0.24%)
Amatek Industries Property Ltd.,
Sr Sub Note (Australia)  02-15-08 (Y)                 12.000      B                   25            17,000
                                                                                             -------------
Business Services - Misc. (0.19%)
AP Holdings, Inc.,
Sr Disc Note, Step Coupon (11.25%, 03-15-03)
03-15-08 (A)                                            Zero      CCC+               200            14,000
                                                                                             -------------
Chemicals (2.87%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                  10.125      B+                 100            95,000
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09                                   Zero      B+                  75            20,531
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                        10.625      B+                 125            91,250
                                                                                             -------------
                                                                                                   206,781
                                                                                             -------------
Consumer Products Misc. (0.82%)
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08                                  10.125      CCC                100            40,000
Indesco International, Inc.,
Sr Sub Note 04-15-08                                   9.750      D                  100            19,000
                                                                                             -------------
                                                                                                    59,000
                                                                                             -------------
Containers (3.71%)
Gaylord Container Corp.,
Sr Note Ser B 06-15-07                                 9.375      B-                  15             9,450
Sr Sub Note Ser B 02-15-08                             9.875      CCC+               100            40,000
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands)  07-15-09 (Y)               10.625      B                   75            75,750
Sr Sub Bond, Step Coupon (12.50%, 07-15-04)
(Netherlands) 07-15-09  (A) (E)                         Zero      B                  100            64,232
Riverwood International Corp.,
Gtd Sr Sub Note 04-01-08                              10.875      CCC+                20            17,900
Stone Container Corp.,
Unit (Sr Sub Deb & Supplemental  Int Cert)
04-01-02                                              12.250      B-                  60            60,600
                                                                                             -------------
                                                                                                   267,932
                                                                                             -------------

Cosmetics & Personal Care (0.08%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                              11.000      D                   75             6,000
                                                                                             -------------
Diversified Operations (0.84%)
Diamond Holdings Plc,
Bond (United Kingdom)  02-01-08 #                     10.000      B-                  50            60,462
                                                                                             -------------
Energy (1.48%)
AEI Resources, Inc./AEI Resources Holdings, Inc.,
Gtd Note 12-15-05 (R)                                 10.500      CCC-                75             6,750
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                             9.625      B                  100           100,000
                                                                                             -------------
                                                                                                   106,750
                                                                                             -------------
Food (3.11%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                  11.875      B                  100            66,500
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (Y)                      11.750      B+                 125            86,250
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                  13.000      Caa2               120            72,000
                                                                                             -------------
                                                                                                   224,750
                                                                                             -------------
Insurance (0.62%)
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09                               9.000      B+                  50            44,750
                                                                                             -------------
Leisure (2.02%)
Claridge Hotel & Casino Corp.,
1st Mtg Note 02-01-02 (B)                             11.750      Ca1                 50            35,000
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B  12-15-04 (B)                   12.250      Caa1                50            28,000
Production Resource Group LLC,
Sr Sub Note 01-15-08                                  11.500      CCC-                25             5,250
SC International Services, Inc.,
Sr Sub Note Ser B 09-01-07                             9.250      B                   30            28,500
Trump Atlantic City Associates,
1st Mtg Note 05-01-06                                 11.250      B-                  75            49,125
                                                                                             -------------
                                                                                                   145,875
                                                                                             -------------
Machinery (0.23%)
Glasstech, Inc.,
Sr Note Ser B 07-01-04                                12.750      B3                  25            16,250
                                                                                             -------------
Manufacturing (0.17%)
ICON Health & Fitness, Inc.,
Gtd Note 09-27-05                                     12.000      B                   22            12,210
                                                                                             -------------

Media (3.31%)
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon (12.625%,
03-01-03)  03-01-08 (A)                                 Zero      B-                  50            20,000
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                12.500      CCC+                35            36,400
Regional Independent Media Group Plc,
Sr Disc Note, Step Coupon (12.875%, 07-01-03)
(United Kingdom)  07-01-08 (A) #                        Zero      B-                  20            23,737
Sr Note (United Kingdom)  07-01-08 (Y)                10.500      B-                   5             5,112
Sirius Satellite Radio, Inc.,
Sr Disc Note, Step Coupon (15.00%, 12-01-02)
12-01-07 (A)                                            Zero      CCC+               110            45,100
United International Holdings, Inc.,
Sr Disc Note, Step Coupon (10.75%, 02-15-03)
02-15-08 (A)                                            Zero      B-                  75            29,250
XM Satellite Radio, Inc.,
Sr Sec Note 03-15-10                                  14.000      CCC+               150            79,500
                                                                                             -------------
                                                                                                   239,099
                                                                                             -------------
Medical (0.55%)
Total Renal Care Holdings, Inc.,
Conv Sub Note 05-15-09 (R)                             7.000      B-                  50            39,375
                                                                                             -------------
Metal (6.38%)
Apatief Freeport Finance Co. B.V. (P.T.),
Sr Note 04-15-01                                       9.750      CCC+               280           263,200
Doe Run Resources Corp.,
Gtd Sr Note Ser B 03-15-03                            13.070***   B-                  25            12,500
Gtd Sr Note Ser B 03-15-05                            11.250      B-                  10             5,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 11-15-06                                       7.500      CCC+                75            44,250
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06                                 12.000      BB-                 25            22,250
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon (13.125%, 05-15-03)
05-15-09 (A)                                            Zero      B-                 200            36,000
TVX Gold, Inc.,
Conv Sub Note (Canada)  03-28-02 (Y)                   5.000      B-                 100            77,000
                                                                                             -------------
                                                                                                   460,200
                                                                                             -------------
Oil & Gas (8.99%)
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                  11.250      B                   75            77,438
Giant Industries, Inc.,
Sr Sub Note 11-15-03                                   9.750      B+                  25            24,312
Gothic Production Corp.,
Sr Sec Note Ser B 05-01-05                            11.125      CCC                100           107,000
Key Energy Services, Inc.,
Conv Sub Note 09-15-04                                 5.000      B3                 143           120,120
Conv Sub Note 09-15-04 (R)                             5.000      B3                  80            67,200
Sr Sub Note Ser B 01-15-09                            14.000      B-                 100           113,750
Mariner Energy, Inc.,
Sr Sub Note Ser B 08-01-06                            10.500      B-                  10             9,600
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)  06-01-08 (Y)                10.250      B-                  55            48,400
Universal Compression, Inc.,
Sr Disc Note, Step Coupon (9.875%, 02-15-03)
02-15-08 (A)                                            Zero      B                  100            81,000
                                                                                             -------------
                                                                                                   648,820
                                                                                             -------------
Paper & Paper Products (3.25%)
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant)  (Indonesia)
03-15-10 (R) (Y)                                      14.000      CCC+               250            95,000
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia)  04-30-03 (R) (Y)                 3.500      CCC+                10             3,100
Grupo Industrial Durango, S.A.,
Note (Mexico) 08-01-03 (Y)                            12.625      BB-                125           126,563
Sappi BVI Finance Ltd.,
Gtd Conv Bond (South Africa)  08-01-02 (R) (Y)         7.500      BB-                 10             9,745
                                                                                             -------------
                                                                                                   234,408
                                                                                             -------------
Real Estate Operations (0.01%)
Signature Resorts, Inc.,
Conv Sub Note 01-15-07 (B)                             5.750      Caa1                35               875
                                                                                             -------------
Retail (0.73%)
Imperial Home Decor Group, Inc,
Gtd Sr Sub Note 03-15-08 (B)                          11.000      C                  125               625
SpinCycle, Inc.,
Sr Disc Note, Step Coupon (12.75%, 05-01-01)
05-01-05 (A)                                            Zero      CCC+                25             7,250
St. John Knits International, Inc.,
Sr Sub Note 07-01-09                                  12.500      B-                  50            45,000
                                                                                             -------------
                                                                                                    52,875
                                                                                             -------------
Steel (1.19%)
Gulf States Steel, Inc. of Alabama,
1st Mtg Bond 04-15-03 (B)                             13.500      Caa3               100               250
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09                              11.750      B                   50             7,750
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon (12.75%, 07-15-03)
07-15-08 (A)                                            Zero      CCC+                50            12,500
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07                            11.000      B-                  30            23,400
NSM Steel, Inc./NSM Steel Ltd.,
Gtd Sr Sub Mtg Note Ser B  02-01-08 (B) (R)           12.250      D                   75               750
Oregon Steel CF&I,
Note 03-31-03 (r)                                      9.500      B                   56            41,218
                                                                                             -------------
                                                                                                    85,868
                                                                                             -------------
Telecommunications (10.68%)
AMSC Acquisition Co., Inc.,
Sr Note Ser B 04-01-08                                12.250      B-                  40            17,600
CTI Holdings S.A.,
Sr Note, Step Coupon (11.25%, 04-15-03)
(Argentina) 04-15-08 (A) (Y)                            Zero      B                   75            28,500
Esprit Telecom Group Plc,
Sr Note (Germany) 06-15-08 #                          11.000      BB-                 40               192
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                         14.250      B+                  35            34,650
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant),  Step Coupon
(13.25%, 02-01-05)  02-01-10                           1.000      B-                 100            42,000
ITC DeltaCom, Inc.,
Sr Note 11-15-08                                       9.750      B+                 100            76,000
Jazztel Plc,
Sr Note (United Kingdom)  12-15-09 (E)                13.250      CCC+                50            30,475
McLeodUSA, Inc.,
Sr Note 03-15-08                                       8.375      B+                  35            30,450
Metromedia Fiber Network, Inc.,
Sr Note Ser B 11-15-08                                10.000      B+                  75            62,437
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon (14.00%, 02-01-04)
02-01-09 (A)                                            Zero      CCC+                15             9,900
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                11.500      B                   50            44,500
Sr Note Ser B, Step Coupon (12.375%, 10-01-03)
10-01-08 (A)                                            Zero      B                  100            55,000
ONO Finance Plc,
Sr Note (United Kingdom)  07-15-10 (E) (R)            14.000      CCC+                50            35,633
Primus Telecommunications Group, Inc.,
Sr Note 10-15-09                                      12.750      B-                  50            15,500
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg)  12-01-09 (E)            11.250      B+                  25            22,622
Telewest Communications Plc,
Sr Disc Note, Step Coupon (9.875%, 04-15-04)
(United Kingdom)  04-15-09 (A) #                        Zero      B+                  25            16,795
United Pan-Europe Communicatons N.V.,
Sr Disc Note Ser B, Step Coupon    (13.375%,
11-01-04) (Netherlands)  11-01-09 (A) (E)               Zero      B-                  30             9,565
Sr Note (Netherlands) 11-01-07 (E)                    10.875      B-                  50            30,475
Sr Note (Netherlands) 11-01-09 (E)                    11.250      B-                  25            15,238
Versatel Telecom International N.V.,
Sr Note (Netherlands) 05-15-08 (Y)                    13.250      B-                 125            76,250
Viatel, Inc.,
Sr Note (Germany) 04-15-08 #                          11.150      Caa1               170            26,896
Sr Sec Note 04-15-08                                  11.250      B-                  75            22,500
World Access, Inc.,
Sr Note Ser B 01-15-08                                13.250      B-                 100            68,000
                                                                                             -------------
                                                                                                   771,178
                                                                                             -------------

Textile (1.58%)
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08                                  11.250      B-                  75            54,000
Steel Heddle Group, Inc.,
Sr Disc Deb, Step Coupon (13.75%, 06-01-03)
06-01-09 (A)                                            Zero      Caa2               200            10,000
Steel Heddle Manufacturing Co.,
Gtd Sr Sub Note Ser B 06-01-08                        10.625      Caa1                50             7,500
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08                            11.000      B-                  50            42,500
                                                                                             -------------
                                                                                                   114,000
                                                                                             -------------
Transport (6.95%)
Amtran, Inc.,
Sr Note 08-01-04                                      10.500      B+                  50            45,250
Cenargo International Plc,
1st Mtg Note (United Kingdom)  06-15-08 (Y)            9.750      B+                  20            15,800
CHC Helicopter Corp.,
Sr Sub Note (Canada)  07-15-07 (E)                    11.750      B                  100            98,927
Fine Air Services, Inc.,
Sr Note 06-01-08 (B)                                   9.875      CC                 105             5,247
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                              13.375      B-                  75            61,500
Northwest Airlines Corp.,
Gtd Note 03-15-07                                      8.700      BB                 100            96,592
Pacer International, Inc.,
Sr Sub Note 06-01-07                                  11.750      B-                  50            48,250
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note 12-31-07 (R)                              10.500      CC                  20            10,996
US Airways, Inc.,
Pass Thru Ctf Ser 1993-A3
03-01-13                                              10.375      BB-                 50            44,500
Sr Note 02-01-01                                       9.625      CCC+                75            74,875
                                                                                             -------------
                                                                                                   501,937
                                                                                             -------------
Utilities (0.66%)
CMS Energy Corp.,
Sr Note 10-15-07                                       9.875      BB                  25            25,937
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)  11-15-09 (R) (Y)                 9.625      BB+                 23            21,768
                                                                                             -------------
                                                                                                    47,705
                                                                                             -------------
Waste Disposal Service & Equip (1.69%)
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                            10.000      B+                 125           116,875
Waste Systems International, Inc.,
Gtd Sr Note 01-15-06                                  11.500      D                   15             5,250
                                                                                             -------------
                                                                                                   122,125
                                                                                             -------------
TOTAL BONDS
(Cost 6,946,112)                                                                  (63.35%)       4,572,675
                                                                                ---------    -------------

                                                                                NUMBER OF
                                                                                SHARES OR
                                                                                 WARRANTS
                                                                                 --------
COMMON STOCKS
Abitibi-Consolidated, Inc.,  Common Stock
(Canada) (Y)                                                                       12,500          114,844
American Pacific Corp.,  Common Stock**                                             5,000           27,500
AMR Corp.,  Common Stock **                                                         2,000           78,375
Chesapeake Energy Corp.,  Common Stock**                                              772            7,865
Gaylord Container Corp. (Class A),  Common Stock**                                  6,500            6,500
Grey Wolf, Inc.,  Common Stock**                                                   28,850          169,494
International Wireless Communications Holdings,
Inc.,  Common Stock                                                                 2,417            1,329
KLM Royal Dutch Airlines N.V.,  Common Stock
(Netherlands) (Y)                                                                      78            1,755
Northwest Airlines Corp.,  Common Stock**                                           6,500          195,813
Pathmark Stores, Inc.,  Common Stock**                                              1,046           17,259
Star Gas Partners, L.P.,  Common Stock                                              3,300           57,750
Waste Systems International, Inc.,  Common
Stock**                                                                             8,715            1,634

                                                                                             -------------
TOTAL COMMON STOCKS
(Cost 892,077)                                                                     (9.42%)         680,118
                                                                                ---------    -------------

PREFERRED STOCKS AND WARRANTS
Asia Pulp & Paper Co. Ltd., Warrant (R)**                                             250                3
DIVA Systems Corp., Warrant (R)**                                                     150              263
Georgia-Pacific Corp., Unit  (Common & Preferred
Shares)                                                                             3,000           02,938
Gothic Energy Corp., Warrant**                                                         79                0
GT Group Telecom, Inc., Warrant**                                                     100            7,000
HF Holdings, Inc., Warrant**                                                          212              106
Hills Stores Co., Warrant**                                                        35,000                0
Motient Corp., Warrant (R)**                                                           40              400
Nakornthai Strip Mill Plc, Warrant (Thailand) (R) (Y)**                            63,309               63
Nextel Communications, Inc., 11.125%, Ser E,
Preferred Stock                                                                       198           68,300
ONO Finance Plc, Warrant (United Kingdom) (R)  (Y)**                                   50            3,000
Pacific & Atlantic Holdings, Inc., 7.50%,
Preferred Stock                                                                     1,172            5,860
Pathmark Stores, Inc., Warrant**                                                      740            3,561
Smurfit-Stone Container Corp., 7.00%, Ser A,
Preferred Stock                                                                     3,000           49,500
SpinCycle, Inc., Warrant (R)**                                                         25                0
TimberWest Forest Corp., Unit  (Common &
Preferred Shares) (Canada) #                                                       38,000           74,501
Waste Systems International, Inc., 8.00%, Ser E,
Preferred Stock                                                                       160            7,360
Waste Systems International, Inc., Warrant (R)**                                      225                2
XM Satellite Radio Holdings, Inc., Warrant (R)**                                      150            3,750
                                                                                             -------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $820,929)                                                                    (8.68%)         626,607
                                                                                ---------    -------------

                                                                 INTEREST       PAR VALUE
                                                                   RATE      (000s OMITTED)
                                                                 --------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (16.10%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B                                  5.950%           $1,162       $1,162,000
                                                                                              ------------
Corporate Savings Account (0.01%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                                  951
                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS                                                      (16.11%)      1,162, 951
                                                                                ---------     ------------
TOTAL INVESTMENTS                                                                 (97.56%)       7,042,351
                                                                                ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                                  (2.44%)         176,283
                                                                                ---------     ------------
TOTAL NET ASSETS                                                                 (100.00%)      $7,218,634
                                                                                =========     ============

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** Non-income producing security.

*** Represents rate in effect on December 31, 2000.

  # Par value of foreign bonds and common stocks is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal
    Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro-denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $524,748 or 7.27% of net assets as of December 31, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:
                                                                 MARKET           MARKET
                                                             VALUE AS A         VALUE AT
                          ACQUISITION      ACQUISITION        % OF FUND      DECENBER 31,
ISSUER, DESCRIPTION              DATE             COST       NET ASSETS             2000
-------------------              ----             ----       ----------             ----
Oregon Steel CF&I            05-14-98          $54,039             0.57%         $41,218

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)
-------------------------------------------------------------------------
The V.A. High Yield Bond Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to country categories.

                                      MARKET VALUE AS A %
COUNTRY DIVERSIFICATION               OF FUND NET ASSETS
-----------------------               ------------------
Argentina                                    1.59%
Australia                                    0.24
Brazil                                       1.26
Canada                                       7.83
Germany                                      0.38
Indonesia                                    1.36
Luxembourg                                   0.31
Mexico                                       2.53
Netherlands                                  3.79
Norway                                       0.67
South Africa                                 0.13
Thailand                                     0.00
United Kingdom                               2.65
United States                               74.82
                                          -------
TOTAL INVESTMENTS                           97.56%
                                          =======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

QUALITY DISTRIBUTION
--------------------
BB                                           4.81%
B                                           41.87
CCC                                         15.49
CC                                           0.71
C                                            0.01
D                                            0.46
                                          -------
TOTAL BONDS                                 63.35%
                                          =======

See notes to financial statements.




John Hancock Funds - Declaration Trust - V.A. Money Market Fund

Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Money Market Fund on December 31, 2000.

                                                    INTEREST     QUALITY       PAR VALUE            MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*  (000s OMITTED)            VALUE
-------------------                                ---------  ----------  --------------     -------------
COMMERCIAL PAPER
Automobile/Trucks (7.97%)
Ford Motor Credit Co., 01-11-01                        6.570%   Tier 1              $800          $798,540
Ford Motor Credit Co., 01-16-01                        6.530    Tier 1             2,100         2,094,286
General Motors Acceptance Corp., 01-10-01              6.560    Tier 1             1,500         1,497,540
General Motors Acceptance Corp., 01-10-01              6.510    Tier 1             1,000           998,372
General Motors Acceptance Corp., 01-11-01              6.520    Tier 1               500           499,094
                                                                                             -------------
                                                                                                 5,887,832
                                                                                             -------------
Banks - Foreign (10.75%)
Abbey National North America Corp., 01-25-01           6.570    Tier 1             1,000           995,620
Abbey National North America Corp., 02-01-01           6.500    Tier 1             2,000         1,988,806
Deutsche Bank Financial, 02-07-01                      6.510    Tier 1             2,000         1,986,618
Deutsche Bank Financial, 05-10-01                      6.170    Tier 1             1,000           977,891
UBS Financial, Inc., 01-02-01                          6.480    Tier 1             2,000         1,999,640
                                                                                             -------------
                                                                                                 7,948,575
                                                                                             -------------
Banks - United States (4.03%)
Morgan (J.P.) & Co., Inc., 02-05-01                    6.520    Tier 1             3,000         2,980,983
                                                                                             -------------
Beverages (3.34%)
Coca-Cola Co., 03-09-01                                6.460    Tier 1             2,500         2,469,943
                                                                                             -------------
Broker Services (9.97%)
Bear Stearns Cos., Inc., 01-23-01                      6.500    Tier 1             1,500         1,494,042
Bear Stearns Cos., Inc., 01-26-01                      6.500    Tier 1             1,500         1,493,229
Goldman Sachs Group, L.P., 01-11-01                    6.530    Tier 1             1,000           998,186
Goldman Sachs Group, L.P., 02-05-01                    6.510    Tier 1             1,400         1,391,139
Merrill Lynch & Co., 01-19-01                          6.510    Tier 1             1,400         1,395,443
Merrill Lynch & Co., 01-31-01                          6.710    Tier 1               600           596,645
                                                                                             -------------
                                                                                                 7,368,684
                                                                                             -------------
Building (2.97%)
Halifax Group PLC, 01-18-01                            6.510    Tier 1             2,200         2,193,237
                                                                                             -------------
Finance (19.79%)
American Express Credit Corp., 01-12-01                6.530    Tier 1             3,000         2,994,014
Associates Corp. N. A., 01-12-01                       6.540    Tier 1             2,500         2,495,004
CIT Group Holdings, Inc., 01-23-01                     6.500    Tier 1             2,000         1,992,056
General Electric Capital Corp., 01-19-01               6.530    Tier 1             1,200         1,196,082
General Electric Capital Corp., 05-21-01               6.000    Tier 1             1,500         1,465,000
Household Financial Corp., 01-16-01                    6.540    Tier 1             3,200         3,191,280
International Lease Finance,
01-23-01                                               6.500    Tier 1             1,300         1,294,836
                                                                                             -------------
                                                                                                14,628,272
                                                                                             -------------
Food (3.35%)
Heinz (H.J.) Co., 02-23-01                             6.460    Tier 1             2,500         2,476,224
                                                                                             -------------
Insurance (2.96%)
American General Corp., 01-17-01                       6.520    Tier 1               700           697,972
American General Corp., 02-08-01                       6.510    Tier 1             1,500         1,489,693
                                                                                             -------------
                                                                                                 2,187,665
                                                                                             -------------
Mortgage Banking (4.05%)
Countrywide Home Loans,
01-19-01                                               6.550    Tier 1             3,000         2,990,175
                                                                                             -------------
Utilities (2.16%)
Duke Energy Co., 01-04-01                              6.480    Tier 1             1,600         1,599,136
                                                                                             -------------
TOTAL COMMERCIAL PAPER
(Cost $52,730,726)                                                                (71.34%)      52,730,726
                                                                                             -------------
CORPORATE INTEREST-BEARING OBLIGATIONS
Finance (0.68%)
General Electric Capital Corp., 05-04-01               6.020    Tier 1               500           499,199
                                                                                             -------------
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
(Cost $499,199)                                                                    (0.68%)         499,199
                                                                                             -------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. Agencies (11.34%)
Federal Home Loan Bank, 06-15-01                       5.930    Tier 1             5,000         4,864,104
Federal National Mortgage Assn., 03-15-01              5.625    Tier 1               600           598,832
Federal National Mortgage Assn., 06-14-01              5.915    Tier 1             3,000         2,919,162
                                                                                             -------------
                                                                                                 8,382,098
                                                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $8,382,098)                                                                (11.34%)        8,382,098
                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $61,612,023)                                                               (83.36%)       61,612,023
                                                                                             -------------

JOINT REPURCHASE AGREEMENT (8.53%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  10.750% and 13.875%,  due
02-15-03 and 05-15-11) - Note B                        5.950%   Tier 1            $6,307       $6,307,000
                                                                                             ------------
TOTAL JOINT REPURCHASE AGREEMENT                                                  (8.53%)       6,307,000
                                                                               ---------     ------------
TOTAL INVESTMENTS                                                                (91.89%)      67,919,023
                                                                               ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                                 (8.11%)       5,998,309
                                                                               ---------     ------------
TOTAL NET ASSETS                                                                (100.00%)     $73,917,332
                                                                               =========     ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Strategic Income Fund

Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Strategic Income Fund on December 31, 2000. It is divided into four main categories: bonds, common stocks, pre ferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group. Short-term invest ments, which represent the Fund's
"cash" position, are  listed last.

                                                    INTEREST      CREDIT       PAR VALUE            MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*  (000s OMITTED)            VALUE
------------------------------------------         ---------  ----------  --------------  ----------------
BONDS
Advertising (0.32%)
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France)  07-15-09 (E)                    10.500%     B-                $100          $108,773
                                                                                             -------------
Building (0.26%)
Standard Pacific Corp.,
Sr Note 04-01-09                                       8.500      BB                 100            90,000
                                                                                             -------------
Chemicals (0.28%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                  10.125      B+                 100            95,000
                                                                                             -------------
Computers (0.08%)
Unisys Corp.,
Sr Note 10-15-04                                      11.750      BB+                 25            26,313
                                                                                             -------------
Containers (0.49%)
Berry Plastics Corp.,
Sr Sub Note 04-15-04                                  12.250      B-                 100            84,000
Consolidated Containers Co. LLC/Cons.
Container Capital, Inc., Sr Sub Note 07-15-09         10.125      B                  100            85,500
                                                                                             -------------
                                                                                                   169,500
                                                                                             -------------
Electronics (0.25%)
Communications Instruments, Inc.,
Sr Sub Note Ser B 09-15-04                            10.000      B-                 100            85,500
                                                                                             -------------
Energy (0.03%)
AEI Resources, Inc./AEI Resources
Holdings, Inc., Note 12-15-05 (R)                     10.500      CCC-               100             9,000
                                                                                             -------------
Finance (0.26%)
PTC International Finance II S.A.,
Sr Sub Note (Luxembourg)  12-01-09 (E) (R)            11.250      B+                 100            90,488
                                                                                             -------------
Government - Foreign (10.03%)
Canada, Government of,
Government Bond (Canada)  09-01-02#                    5.500      AAA                150           100,223
Government Bond (Canada)  12-01-05#                    8.750      AAA                300           228,787
Government Bond (Canada)  12-01-06#                    7.000      AAA              2,000         1,442,029
Government Bond (Canada)  06-01-09#                    5.500      AAA                750           503,462
Government Bond (Canada)  06-01-10#                    5.500      AA+                300           201,624
Russia, Federation of,
Sr Unsub Note (Russia)  06-10-03 (Y)                  11.750      B-                 440           412,500
Unsub Note (Russia)  06-24-28 (Y)                     12.750      B-                 200           167,000
Venezuela, Republic of,
Floating Rate Bond Ser DL  (Venezuela)
12-18-07 (Y)                                           6.813      B                  500           402,496
                                                                                             -------------
                                                                                                 3,458,121
                                                                                             -------------
Government - U.S. (48.73%)
United States Treasury,
Bond 08-15-01                                         13.375      AAA              7,000         7,320,460
Bond 08-15-05                                          6.500      AAA                400           422,936
Bond 08-15-05                                         10.750      AAA                400           490,876
Bond 02-15-16                                          9.250      AAA                615           849,278
Bond 08-15-19                                          8.125      AAA              1,340         1,732,164
Bond 08-15-23                                          6.250      AAA              1,100         1,189,716
Bond 02-15-27                                          6.625      AAA              1,100         1,256,409
Bond 11-15-28                                          5.250      AAA                750           717,893
Note 08-31-02                                          6.250      AAA                870           883,189
Note 08-15-04                                          7.250      AAA                590           630,745
Note 05-15-05                                          6.500      AAA                300           316,500
Note 08-15-07                                          6.125      AAA                940           989,792
                                                                                             -------------
                                                                                                16,799,958
                                                                                             -------------
Leisure (1.22%)
HMH Properties, Inc.,
Sr Note Ser B 08-01-08                                 7.875      BB                 100            94,750
Jupiters Ltd.,
Sr Note (Australia) 03-01-06 (Y)                       8.500      BB+                150           144,375
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)  12-15-07 (Y)                    8.625      B+                 100            91,000
Waterford Gaming LLC
Sr Note 03-15-10 (R)                                   9.500      B+                  95            90,725
                                                                                             -------------
                                                                                                   420,850
                                                                                             -------------
Machinery (0.24%)
Columbus McKinnon Corp.,
Sr Sub Note 04-01-08                                   8.500      B                  100            83,500
                                                                                             -------------
Media (2.16%)
American Media Operations, Inc.,
Sr Sub Note 05-01-09                                  10.250      B-                 150           146,250
AMFM Operating, Inc.,
Sr Sub Deb 10-31-06                                   12.625      B-                  64            70,866
Diamond Holdings Plc,
Bond (United Kingdom)  02-01-08#                      10.000      B-                  50            60,462
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon (12.625%,
03-01-03)  03-01-08 (A)                                 Zero      B-                 250           100,000
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                   8.625      B+                 100            90,500
Regional Independent Media Group Plc,
Sr Note (United Kingdom)  07-01-08 (Y)                10.500      B-                 175           178,938
STC Broadcasting, Inc.,
Sr Sub Note 03-15-07                                  11.000      B-                 100            96,000
                                                                                             -------------
                                                                                                   743,016
                                                                                             -------------

Metal (0.77%)
Euramax International Plc,
Sr Sub Note (United Kingdom)  10-01-06 (Y)            11.250      B                  100            78,000
P.T. Alatief Freeport Finance Co. B.V.,
Sr Note (Netherlands) 04-15-01                         9.750      CCC+               200           188,000
                                                                                             -------------
                                                                                                   266,000
                                                                                             -------------
Oil & Gas (1.60%)
Chesapeake Energy
Sr Note Ser B 05-01-05                                 9.625      B                  200           206,000
Comstock Resources, Inc.,
Sr Note 05-01-07                                      11.250      B                  100           103,250
Gothic Production Corp.,
Sr Sec Note Ser B 05-01-05                            11.125      CCC                150           160,500
Universal Compression, Inc.,
Sr Disc Note, Step Coupon (9.875%, 02-15-03)
02-15-08 (A)                                            Zero      B                  100            81,000
                                                                                             -------------
                                                                                                   550,750
                                                                                             -------------
Paper & Paper Products (1.73%)
Grupo Industrial Durango, S.A.,
Note (Mexico) 08-01-03 (Y)                            12.625      BB-                200           202,500
Kappa Beheer BV,
Sr Sub Note (Netherlands)  07-15-09 (E) (R)           10.625      B                  150           144,171
Packaging Corp. of America,
Sr Sub Note Ser B 04-01-09                             9.625      BB-                200           207,000
Stone Container Corp.,
Unit (Sr Sub Deb & Supplemental  Int Cert)
04-01-02                                              12.250      B-                  41            41,410
                                                                                             -------------
                                                                                                   595,081
                                                                                             -------------
Retail (0.40%)
United Stationers Supply Co.,
Sr Sub Note 04-15-08                                   8.375      B                  150           139,500
                                                                                             -------------
Telecommunications (6.51%)
Allegiance Telecom, Inc.,
Sr Disc Note, Ser B, Step Coupon
(11.75%, 02-15-03) 02-15-08 (A)                         Zero      B                  250           152,500
AMSC Acquisition Co., Inc.,
Sr Note Ser B 04-01-08                                12.250      B-                 100            44,000
Comunicacion Celular S.A.,
Sr Def Bond (Colombia)  03-01-05 (R) (Y)              14.125      B                  100            77,000
Esprit Telecom Group Plc,
Sr Note (United Kingdom)  12-15-07 (Y)                11.500      D                  100             2,000
Sr Note (Deutsche Mark)  06-15-08#                    11.000      BB-                140               671
Exodus Comm., Inc.,
Sr Note (United States)  12-15-09 (E)                 10.750      B-                 200           163,160
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06, (Y)                        14.250      B+                 200           198,000
GT Group Telecom, Inc.,
Sr Disc Note, Step Coupon (13.25%, 02-01-05)
(Canada) 02-01-10 (A)                                   Zero      B-                 200            84,000
Intercel, Inc.,
Unit (Sr Discount Note & Warrant),  Step Coupon
(12.00%, 02-01-01)  02-01-06 (A)                        Zero      B                  200           200,000
Ionica PLC,
Sr Disc Note, Step Coupon (15.00%, 05-01-02)
(United Kingdom) 05-01-07 (A) (Y)                       Zero      Ca                 200             3,000
MetroNet Communications Corp.,
Sr Discount Note, Step Coupon (10.75%, 11-01-02)
(Canada) 11-01-07 (A) (Y)                               Zero      BBB                200           161,944
Sr Note (Canada) 08-15-07 (Y)                         12.000      BBB                 50            55,000
Nextel International, Inc.,
Sr Note 08-01-10 (R)                                  12.750      B-                 100            80,000
NorthEast Optic Network, Inc.,
Sr Note 08-15-08                                      12.750      B-                 100            60,000
ONO Finance Plc,
Sr Note (United Kingdom)  07-15-10 (E)                14.000      CCC+               200           142,530
Sr Sub Note (United Kingdom)  05-01-09 (E)            13.000      CCC+               100            70,328
Pronet Inc.,
Sr Sub Note 06-15-05                                  11.875      CCC                280           229,600
Spectrasite Holdings, Inc.,
Sr Disc Note, Step Coupon
(11.25%, 04-15-04) 04-15-09 (A)                         Zero      B-                 200           104,000
Telecorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon (11.625%, 04-15-04)
 04-15-09 (A)                                           Zero      B3                 175           119,000
Telewest Communication Plc,
Sr Disc Note, Step Coupon (9.25%, 04-15-04)
(United Kingdom) 04-15-09 (A) (Y)                       Zero      B+                 100            67,181
Sr Note (United Kingdom)  02-01-10 (R) #               9.875      B+                 100           121,671
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                      11.500      CCC+               100           109,750
                                                                                             -------------
                                                                                                 2,245,335
                                                                                             -------------
Telecommunications - Services (7.88%)
Clearnet Communications Inc.,
Sr Disc Note, Step Coupon (10.40%, 05-15-03)
(Canada) 05-15-08 (A)#                                  Zero      BBB+               150            83,885
Sr Disc Note, Step Coupon (10.125%, 05-01-04)
(Canada) 05-01-09 (A) (Y)                               Zero      B3                 150           120,000
COLT Telecom Group Plc,  (United Kingdom)
Sr Note (Deutsche Mark)  07-31-08#                     7.625      B                  300           130,167
Crown Castle International Corp.,
Sr Disc Note, Step Coupon (10.625%, 11-15-02)
11-15-07 (A)                                            Zero      B                  150           119,250
Energis Plc,
Sr Note (United Kingdom)  06-15-09 (R)#                9.500      B+                 130           180,492
Jazztel Plc,
Sr Note (United Kingdom)  12-15-09 (E)                13.250      CCC+               200           121,901
Level 3 Communications, Inc.,
Conv Sub Note 03-15-10                                 6.000      CCC+                50            23,500
Sr Note (United States)  03-15-08 (E)                 10.750      B                  100            77,829
Sr Note 05-01-08                                       9.125      B                  100            80,000
McLeodUSA, Inc.,
Sr Note 07-15-07                                       9.250      B+                 100            91,000
Sr Note 11-01-08                                       9.500      B+                  50            45,500
Metromedia Fiber Network, Inc.,
Sr Note 11-15-08                                      10.000      B+                 300           249,750
Sr Note (United States)  12-15-09 (E)                 10.000      B+                 100            78,767
Nextel Communications, Inc.,
Sr Disc Note, Step Coupon (9.95%, 02-15-03)
02-15-08 (A)                                            Zero      B                  125            90,000
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon (14.00%, 02-01-04)
02-01-09 (A)                                            Zero      CCC+               165           108,900
Sr Note 03-15-10                                      11.000      CCC+               100            96,000
NEXTLINK Communications, Inc.,
Sr Disc Note, Step Coupon (12.125%,  12-01-04)
12-01-09 (A)                                            Zero      B                  100            44,500
Sr Note 11-15-08                                      10.750      B                  100            81,500
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                11.500      B                  100            89,000
Sr Note, Ser B, Step Coupon (12.375%, 10-01-03)
10-01-08 (A)                                            Zero      B                  150            82,500
Orion Network Systems,
Sr Note 01-15-07                                      11.250      CCC+               100            35,000
Primus Telecommunications Group,  Inc., Sr Note
10-15-09                                              12.750      B-                 250            77,500
Qwest Communications International,  Inc., Sr
Note Ser B 04-01-07                                   10.875      BBB+                65            71,466
Time Warner Telecom LLC,
Sr Note 07-15-08                                       9.750      B-                 100            92,250
Tritel PCS, Inc.,
Sr Disc Note, Step Coupon (12.75%,
05-15-04) 05-15-09 (A)                                  Zero      B3                 100            67,000
United Pan-Europe Communicatons N.V.,
Sr Disc Note, Step Coupon (13.375%, 11-01-04)
(Netherlands) 11-01-09 (A) (E)                          Zero      B-                 100            31,882
Sr Note (Netherlands)  11-01-07 (E)                   10.875      B-                 100            60,951
Sr Note (Netherlands)  11-01-09 (E)                   11.250      B-                 100            60,951
Versatel Telecom International NV,
Sr Note (Netherlands)  05-15-08 (Y)                   13.250      B-                 100            61,000
Sr Note Ser EU (Netherlands)  07-15-09 (E)            11.875      B-                 100            58,606
Viatel, Inc.,
Sr Note 04-15-08                                      11.250      B-                 350           105,000
                                                                                             -------------
                                                                                                 2,716,047
                                                                                             -------------
Transportation (0.59%)
CHC Helicopter Corp.,
Sr Sub Note (Canada)  07-15-07# (E)                   11.750      B                  200           197,855
Fine Air Services, Corp.,
Sr Note 06-01-08 (B)                                   9.875      CC                 105             5,247
                                                                                             -------------
                                                                                                   203,102
                                                                                             -------------
Utilities (2.67%)
Calpine Corp.,
Sr Note 04-01-08                                       7.875      BB+                100            98,000
CMS Energy Corp.,
Sr Note 10-15-07                                       9.875      BB                 200           207,500
Midland Funding Corp. II,
Deb Ser A 07-23-05                                    11.750      BB+                200           211,826
Deb Ser B 07-23-06                                    13.250      BB+                150           166,094
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)  11-15-09 (R) (Y)                 9.625      BB+                 90            87,074
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                  8.770      BBB                143           150,529
                                                                                             -------------
                                                                                                   921,023
                                                                                             -------------
TOTAL BONDS
(Cost  31,955,894)                                                               (86.50%)       29,816,857
                                                                                             -------------

                                                                                NUMBER OF
                                                                                   SHARES
                                                                              OR WARRANTS
                                                                              -----------
COMMON STOCKS
KLM Royal Dutch Airlines, N.V.
American Depositary Receipt (ADR) Common Stock
(Netherlands)                                                                        397               932
Nextel Communications, Inc.  (Class A) Common
Stock**                                                                              464            11,484
Northeast Utilities,  Common Stock                                                 6,000           145,500
Versatel Telecom International NV*  Common Stock
(ADR) (Netherlands)**                                                              1,333            11,497

                                                                                             -------------
                                                                                                   177,413
                                                                                             -------------
TOTAL COMMON STOCKS
(Cost $122,883)                                                                   (0.52%)          177,413
                                                                                             -------------
PREFERRED STOCKS AND WARRANTS
Allegiance Telecom, Inc. Warrant**                                                   250            16,250
Comunicacion Celular S.A. Warrant (Colombia)**                                       100                 0
DIVA Systems Corp., Warrant (R)**                                                    750             1,313
GT Group Telecom, Inc. Warrant (Canada) (R) **                                       200            14,000
Loral Space & Communications Ltd. Warrant**                                          100               600
Motient Corp., Warrant (R)**                                                         100             1,000
ONO Finance Plc, Warrant (United Kingdom) (R)
(E)**                                                                                 50             2,813
ONO Finance Plc, Warrant (United Kingdom) (R)
(Y)**                                                                                 50             3,000
XO Communications Inc., 14  Preferred Stock                                        2,340            65,520

                                                                                             -------------
                                                                                                   104,496
                                                                                             -------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $178,105)                                                                   (0.30%)          104,496
                                                                               ---------     -------------

                                                                 INTEREST       PAR VALUE
                                                                   RATE      (000s OMITTED)
                                                                 --------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.97%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  12-29-00, due
01-02-01 (Secured by U.S. Treasury
Bonds,  6.750% thru 8.875%, due
08-15-17 thru 08-15-26) - Note B                                  5.950%          $3,437        $3,437,000
                                                                                              ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                                                  346
                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS                                                      (9.97%)        3,437,346
                                                                               ---------     -------------
TOTAL INVESTMENTS                                                                (97.29%)       33,536,112
                                                                               ---------     -------------
OTHER ASSETS AND LIABILITIES, NET                                                 (2.71%)          935,687
                                                                               ---------     -------------
TOTAL NET ASSETS                                                                (100.00%)      $34,471,799
                                                                               =========     -------------

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** Non-income producing security.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal
    Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is euro-denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $902,747 or 2.62% of the Fund's net assets as of December 31, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
December 31, 2000 (Unaudited)
-------------------------------------------------------------------------
The V.A. Strategic Income Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, con centration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 2000 assigned to country categories.

                                             MARKET VALUE
                                               AS A % OF
COUNTRY DIVERSIFICATION                    FUND'S NET ASSETS
-----------------------                    -----------------
Australia                                         0.42%
Bahamas                                           0.26
Canada                                            9.26
Colombia                                          0.22
France                                            0.32
Luxembourg                                        0.26
Mexico                                            1.41
Netherlands                                       1.82
Russia                                            1.68
United Kingdom                                    3.37
United States                                    77.10
Venezuela                                         1.17
                                               -------
TOTAL INVESTMENTS                                97.29%
                                               =======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

                                             MARKET VALUE
                                               AS A % OF
QUALITY DISTRIBUTION                       FUND'S NET ASSETS
--------------------                       -----------------
AAA                                              55.33%
AA                                                0.58
BBB                                               1.52
BB                                                4.46
B                                                20.82
CCC                                               3.76
CC                                                0.02
D                                                 0.01
                                               -------
TOTAL BONDS                                      86.50%
                                               =======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

NOTE A--
ORGANIZATION

John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund"), John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund"), John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund"), John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund"), John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund," formerly John Hancock V.A. Large Cap Value Fund), John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund"), John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund"), John Hancock V.A. International Fund ("V.A. International Fund"), John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund"), John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund"), John Hancock V.A. Technology Fund ("V.A. Technology Fund"), John Hancock V.A. Bond Fund ("V.A. Bond Fund"), John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund"), John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") and John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund"), (each a "Fund," collectively the "Funds"), are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series at December 31, 2000. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Fund. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. Core Equity Fund is to seek above-average total return, consisting of capital appreciation and income. The investment objective of the V.A. 500 Index Fund is to provide investment results that correspond with the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The investment objective of the V.A. Large Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Mid Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Relative Value Fund is to seek the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. The investment objective of the V.A. Small Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Sovereign Investors Fund is to seek long-term growth of capital and income without assuming undue market risks. The investment objective of the V.A. International Fund is to seek long-term growth of capital. The investment objective of the V.A. Financial Industries Fund is to seek capital appreciation. The investment objective of the V.A. Regional Bank Fund is to seek long-term capital appreciation. The investment objective of the V.A. Technology Fund is to seek long-term growth of capital. The investment objective of the V.A. Bond Fund is to seek a high level of current income consistent with prudent investment risk. The investment objective of the V.A. High Yield Bond Fund is to seek maximum current income without assuming undue risk. The investment objective of the V.A. Money Market Fund is to seek maximum current income consistent with capital preservation and liquidity. The investment objective of the V.A. Strategic Income Fund is to seek a high level of current income.

NOTE B--
ACCOUNTING POLICIES

VALUATION OF INVESTMENTS Securities in the Funds' portfolios (except for V.A. Money Market Fund) are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All Portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

The V.A. Money Market Fund's portfolio of securities is valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable. The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, indexes or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in joint repurchase agreement transactions. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

DISCOUNT ON SECURITIES The Funds accrete discount from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to specific Funds will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds (except for V.A. Money Market Fund) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with various banks. This agreement enables the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds.

The following Funds had borrowings under the line of credit during the year ended December 31, 2000:

                       AVERAGE DAILY LOAN BALANCE
                       DURING THE PERIOD FOR WHICH  WEIGHTED AVERAGE
FUND                    LOANS WERE OUTSTANDING        INTEREST RATE   INTEREST EXPENSE
-----                  ---------------------------  ----------------  ----------------
V.A. Large Cap Growth         $2,618,000                 6.93%             $5,152

V.A. Relative Value              911,750                 7.02               1,217

V.A. Small Cap Growth          1,373,750                 7.03               1,055


SECURITIES LENDING The Funds may lend their securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2000, V.A. Relative Value Fund loaned securities having a market value of $474,050 collateralized by securities in the amount of $500,149, V.A. Small Cap Growth Fund loaned securities having a market value of $431,062 collateralized by securities in the amount of $441,188, V.A. International Fund loaned securities having a market value of $886,726 collateralized by cash in the amount of $933,457 and V.A. Regional Bank Fund loaned securities having a market value of $467,250 collateralized by securities in the amount of $505,964. The cash collateral was invested in a short-term instrument.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for V.A. Core Equity, V.A. 500 Index, V.A. Sovereign Investors and V.A. Money Market Funds) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Funds' daily net assets. The Funds record realized gains and losses at the time the forward foreign currency exchange contracts are closed out or offset by matching contracts. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intend to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amounts of the underlying transactions.

The Funds had the following open forward foreign currency exchange contracts at December 31, 2000:

                                                                UNREALIZED
                             PRINCIPAL AMOUNT   EXPIRATION    APPRECIATION/
CURRENCY                  COVERED BY CONTRACT        MONTH   (DEPRECIATION)
--------                  -------------------   ----------    ------------
V.A. HIGH YIELD BOND FUND

Buys
Euro Currency                   23,343             Feb 01        $2,091
                                                                =======
Sells
Euro Currency                  265,610             Jan 01      ($19,139)
Euro Currency                   97,405             Feb 01        (8,891)
Euro Currency                   55,903             Mar 01        (3,467)
Pound Sterling                  12,500             Jan 01          (243)
Pound Sterling                  64,050             Feb 01        (2,488)
                                                                -------
                                                               ($34,228)
                                                                =======
V.A. STRATEGIC INCOME FUND

Buys
Australian Dollar              301,550             Feb 01       $11,115
Pound Sterling                  49,876             Feb 01         2,410
                                                                -------
                                                                 13,525
                                                                =======
Sells
Australian Dollar              301,550             Feb 01      ($10,521)
Pound Sterling                 262,805             Jan 01        (5,103)
Pound Sterling                 335,217             Feb 01       (13,021)
Pound Sterling                 308,646             Mar 01       (12,309)
                                                                -------
                                                               ($40,954)
                                                                =======

FINANCIAL FUTURES CONTRACTS The Funds (except for V.A. Money Market
Fund) may buy and sell financial futures contracts. Buying futures tends to increase the Funds' exposure to the underlying instrument. Selling futures tends to decrease the Funds' exposure to the underlying instrument or hedge other Funds instruments. At the time each Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Funds as unrealized gains or losses.

When the contracts are closed, the Funds recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Funds could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses can be affected as a result of futures contracts.

The Funds had the following open financial futures contracts at December 31, 2000:

                                                       UNREALIZED
                             OPEN                    APPRECIATION
EXPIRATION              CONTRACTS     POSITION      (DEPRECIATION)
----------              ---------     --------       ------------
V.A. 500 INDEX FUND
Mar 01                  4 S&P 500       Long           $17,847
                                                       =======

At December 31, 2000, the V.A. 500 Index Fund had deposited $75,000 in a segregated account to cover margin requirements on open futures contracts.

OPTIONS The Funds (except for V.A. Money Market Fund) may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Funds will be included in the Statements of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Funds may use option contracts to manage their exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Funds' exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Funds' exposure to the underlying instrument, or hedge other Funds' investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Funds in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Funds are unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all their counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Funds' year-end Statements of Assets and Liabilities.

Written option transactions for the year ended December 31, 2000, were as follows:

                                      CONTRACTS
                                    (000s OMITTED)        PREMIUM
                                     ------------         -------
V.A. STRATEGIC INCOME FUND
Outstanding, beginning of period           --                  --
Options written -- Mexican Peso         3,750              $3,639
Options expired -- Mexican Peso        (3,750)            ($3,639)
                                      -------             -------
Outstanding, end of period                 --                  --

                                      CONTRACTS
                                    (000s OMITTED)        PREMIUM
                                     ------------         -------
V.A. TECHNOLOGY FUND
Outstanding, beginning of period           --                  --
Options written                             2                $661
Options expired                            (2)              ($661)
                                      -------             -------
Outstanding, end of period                 --                  --

FEDERAL INCOME TAXES The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. They will not be subject to federal income tax on taxable earnings which are distributed to shareholders. For federal income tax purposes, net currency gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are capital gains and losses for accounting purposes.

For federal income tax purposes, the following funds had capital loss carryforwards available to the extent provided by regulations to offset future net realized capital gains:

                               CAPITAL LOSS CARRYFORWARD EXPIRING     POST 10/31/2000
                              ------------------------------------    LOSS TREATED AS
FUND                          12/31/2006   12/31/2007   12/31/2008   ARISING 1/1/2001
----                          ----------   ----------   ----------   ----------------
V.A. Core Equity Fund                 --           --           --       $814,496
V.A. 500 Index Fund                   --           --           --             --
V.A. Large Cap Growth Fund            --           --   $1,306,804        419,653
V.A. Mid Cap Growth Fund              --           --      633,415             --
V.A. Small Cap Growth Fund            --           --    2,089,105             --
V.A. Sovereign Investors Fund   $157,877     $101,159    1,206,695        789,935
V.A. International Fund               --           --      265,560        277,503
V.A. Financial Industries Fund        --    2,140,648    1,313,228             --
V.A. Regional Bank Fund               --           --    2,212,041        638,852
V.A. Technology Fund                  --           --       14,000        132,115
V.A. Bond Fund                        --       67,593      215,568          8,807
V.A. High Yield Bond Fund             --           --           --        275,404
V.A. Strategic Income Fund         4,130      136,493      455,777        580,413


Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration. Additionally, net capital losses attributable to security transactions occurring after October 31, 2000 are treated as arising on the first day (January 1, 2001) of the Funds' next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividend. Interest income on investment securities is recorded on the accrual basis. The Funds may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Funds invest, that are accrued as applicable.

The Funds record all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE C--
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds have an investment management contract with the Adviser. Under the investment management contract, the Funds pay a monthly management fee to the Adviser equivalent, on an annual basis, as follows:

                               RATE AS A PERCENTAGE OF
FUND                          AVERAGE DAILY NET ASSETS
----                          ------------------------
V.A. Core Equity Fund                   0.70%
V.A. 500 Index Fund                     0.35
V.A. Large CapGrowth Fund               0.75
V.A. Mid Cap Growth Fund                0.75
V.A. Relative Value Fund                0.60
V.A. Small Cap Growth Fund              0.75
V.A. Sovereign Investors Fund           0.60
V.A. International Fund                 0.90
V.A. Financial Industries Fund          0.80
V.A. Regional Bank Fund                 0.80
V.A. Technology Fund                    0.80
V.A. Bond Fund                          0.50
V.A. High Yield Bond Fund               0.60
V.A. Money Market Fund                  0.50
V.A. Strategic Income Fund              0.60

The V.A. Core Equity Fund and the Adviser have a subadvisory contract with Independence Investment Associates, Inc. ("IIA"). IIA is a wholly-owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo").

From January 1, 2000, until March 1, 2000, the V.A. International Fund and the Adviser had subadvisory contracts with John Hancock Advisers International Limited ("JHAI"), the Fund's original subadviser, and Indocam International Investments Services ("IIIS"). The Adviser terminated the contract with JHAI on March 1, 2000 and with IIIS on December 14, 2000. Effective December 14, 2000, the Fund and the Adviser entered into a subadvisory contract with Nicholas-Applegate Capital Management LP, who is the Fund's sole subadviser.

The V.A. Technology Fund and the Adviser have a subadvisory contract with American Fund Advisors, Inc.

The Funds are not responsible for payment of subadvisers' fees.

The Adviser has voluntarily agreed to limit the management fee on the V.A. 500 Index Funds to 0.10% of the Funds' average daily net assets, at least until April 30, 2001. Accordingly, the management fee reduction amounted to $82,948 during the year ended December 31, 2000. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has voluntarily agreed to limit each Fund's expenses
(excluding the management fee), to 0.25% of each Fund's average daily net assets at least until April 30, 2001. Accordingly, the reductions in the Funds' expenses for the year ended December 31, 2000 were as follows:

FUND                          FEE REDUCTION
----                          -------------
V.A. 500 Index Fund              $108,198
V.A. Mid Cap Growth Fund           13,517
V.A. Small Cap Growth Fund         29,736
V.A. International Fund           189,610
V.A. Technology Fund               39,008
V.A. Bond Fund                     27,848
V.A. High Yield Bond Fund          33,670

The Adviser reserves the right to terminate this limitation in the future.

The Funds have an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of each Fund.

The V.A. 500 Index Fund has an agreement with Standard & Poor's ("S&P") to license certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Adviser or the V.A. 500 Index Fund. (Requisite disclosure regarding the use of the Standard & Poor's name is included in the Funds' prospectus.)

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Funds. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Fund Deferred Compensation Plan. The Funds make investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability are recorded on the Funds' books as an other assets. The deferred compensation liability and the related other assets are always equal and are marked to market on a quarterly basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

The Adviser and other subsidiaries of John Hancock Life Insurance
Company owned the following shares of beneficial interest of the Funds as of December 31, 2000:

FUND                             SHARES OF BENEFICIAL INTEREST
----                             -----------------------------
V.A. Large Cap Growth Fund                    102,341
V.A. Mid Cap Growth Fund                       50,071
V.A. Relative Value Fund                       52,777
V.A. Small Cap Growth Fund                    102,547
V.A. International Fund                       222,987
V.A. Regional Bank Fund                        52,589
V.A. Technology Fund                           50,000
V.A. Bond Fund                                131,418
V.A. High Yield Bond Fund                     264,334
V.A. Money Market Fund                        120,098
V.A. Strategic Income Fund                    523,521


NOTE D--
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2000, were as follows:

FUND                                    PURCHASES           SALES
----                                   -----------       -----------
V.A. Core Equity Fund                  $42,115,835       $41,675,001
V.A. 500 Index Fund                      2,307,449        12,894,479
V.A. Large Cap Growth Fund              31,296,632        34,612,666
V.A. Mid Cap Growth Fund                26,398,947        18,795,733
V.A. Relative Value Fund                70,514,895        69,223,742
V.A. Small Cap Growth Fund              34,977,801        28,519,888
V.A. Sovereign Investors Fund           24,474,993        19,435,997
V.A. International Fund                 14,985,994        15,776,436
V.A. Financial Industries Fund          29,716,172        22,019,465
V.A. Regional Bank Fund                  4,345,596        12,035,766
V.A. Technology Fund                    18,361,163         3,734,817
V.A. Bond Fund                          37,105,046        31,197,443
V.A. High Yield Bond Fund                4,376,128         6,109,749
V.A. Strategic Income Fund              23,089,638        12,639,620

At December 31, 2000, the cost (excluding the corporate savings account) and gross unrealized appreciation and depreciation in value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

                                                    GROSS           GROSS        NET UNREALIZED
                                                  UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                 COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              -----------    ------------    ------------     ------------
V.A. Core Equity Fund             $36,890,096      $7,804,058      $4,010,356       $3,793,702
V.A. 500 Index Fund                17,840,933       8,398,062       1,697,160        7,240,902
V.A. Large Cap Growth Fund         12,789,433       2,239,349       2,670,989         (431,640)
V.A. Mid Cap Growth Fund           10,897,906       2,093,387       1,574,693          518,694
V.A. Relative Value Fund           43,590,186       4,854,560      10,608,477       (5,753,917)
V.A. Small Cap Growth Fund         18,232,549       5,165,484       3,532,447        1,633,037
V.A. Sovereign Investors Fund      48,515,960      10,191,217       3,421,215        6,770,002
V.A. International Fund             6,171,294         702,258         551,685          150,573
V.A. Financial Industries Fund     52,470,820      19,632,068         659,836       18,972,232
V.A. Regional Bank Fund            11,709,207       2,334,146         314,017        2,020,129
V.A. Technology Fund               18,726,727         401,010       4,337,617       (3,936,607)
V.A. Bond Fund                     24,311,360         654,628         133,540          521,088
V.A High Yield Bond Fund            9,825,406         240,539       3,024,545       (2,784,006)
V.A. Money Market Fund             67,919,023              --              --               --
V.A. Strategic Income Fund         35,693,882         656,841       2,814,957       (2,158,116)

NOTE E--
RECLASSIFICATION OF ACCOUNTS

During the year ended December 31, 2000, reclassifications have been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in the treatment of net operating losses, foreign currency gains and losses and return of capital under federal tax rules versus generally accepted accounting principles. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

                                             UNDISTRIBUTED     ACCUMULATED
                                 CAPITAL    NET INVESTMENT    NET REALIZED
FUND                             PAID-IN     INCOME (LOSS)     GAIN (LOSS)
----                             -------     -------------     -----------
V.A. Core Equity Fund            ($3,088)           $2,934            $154
V.A. 500 Index Fund                 (177)               48             129
V.A. Large Cap Growth Fund      (116,413)          116,340              73
V.A. Mid Cap Growth Fund         (55,559)           55,538              21
V.A. Relative Value Fund            (158)             (879)          1,037
V.A. Small Cap Growth Fund      (194,912)          194,847              65
V.A. Sovereign Investors Fund     (2,880)            2,708             172
V.A. International Fund              (39)           59,513         (59,474)
V.A. Financial Industries Fund      (241)          (19,285)         19,526
V.A. Regional Bank Fund             (214)              135              79
V.A. Bond Fund                       (61)              (76)            137
V.A. High Yield Bond Fund            (47)           (7,319)          7,366
V.A. Money Market Fund              (141)              141              --
V.A. Strategic Income Fund       (91,761)          (79,029)        170,790

NOTE F --
REORGANIZATION

On March 18, 1999, the shareholders of John Hancock V.A. World Bond Fund (VAWBF) approved a plan of reorganization between VAWBF and V.A. Strategic Income Fund, providing for the transfer of substantially all of the assets and liabilities of VAWBF to V.A. Strategic Income Fund in exchange solely for shares of V.A. Strategic Income Fund. The acquisition of VAWBF was accounted for as a tax-free exchange of 253,313 shares of V.A. Strategic Income for the net assets of VAWBF, which amounted to $2,569,839, including $17,012 of unrealized depreciation, after the close of business on March 26, 1999.

NOTE G --
CHANGE IN ACCOUNTING PRINCIPLE

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a reclassification between the cost of securities and a corresponding reclassification in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.



REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Contract Owners and Trustees of
John Hancock Declaration Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of John Hancock Declaration Trust (the Trust) (comprising, respectively, V.A. Core Equity Fund, V.A. 500 Index Fund, V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund, V.A. Relative Value Fund (formerly, V.A. Large Cap Value Fund), V.A. Small Cap Growth Fund, V.A. Sovereign Investors Fund, V.A. International Fund, V.A. Financial Industries Fund, V.A. Regional Bank Fund, V.A. Technology Fund, V.A. Bond Fund, V.A. High Yield Bond Fund, V.A. Money Market Fund and V.A. Strategic Income Fund) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the John Hancock Declaration Trust at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                  /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 9, 2001


TAX INFORMATION (UNAUDITED)

The Funds designated the following as long-term capital gain divi dends during the fiscal year ended December 31, 2000.

Additionally, the following dividend distributions qualify for the dividends received deduction available to corporations.

                                                          DIVIDENDS
                                    CAPITAL GAINS          RECEIVED
FUND                                   DESIGNATED         DEDUCTION
----                                  -----------       -----------
V.A. Core Equity Fund                  $1,330,264            67.30%
V.A. 500 Index Fund                        92,786            99.99
V.A. Large Cap Growth Fund                323,779            12.13
V.A. Mid Cap Growth Fund                    7,822             8.34
V.A. Relative Value Fund                3,679,699             1.58
V.A. Small Cap Growth Fund                315,995             0.91
V.A. Sovereign Investors Fund                  --           100.00
V.A. International Fund                   238,923               --
V.A. Financial Industries Fund                 --            76.12
V.A. Regional Bank Fund                        --            99.85
V.A. Technology Fund                           --             1.87
V.A. High Yield Bond Fund                      --             5.80
V.A. Strategic Income Fund                     --             0.81

SHAREHOLDER MEETING (UNAUDITED)

On December 1, 2000, the shareholders of John Hancock V.A. Financial Industries Fund approved a proposal to eliminate the investment restriction requiring the Fund to invest more than 25% of its assets in the banking industry (3,132,756 FOR, 131,200 AGAINST and 192,513
ABSTAINING).



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Declaration Trust. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."

DEC0A   12/00
         2/01

SEMIANNUAL REPORT

Declaration Trust

Equity                V.A. Core Equity Fund
                      V.A. Relative Value Fund
                      V.A. Sovereign Investors Fund
------------------------------------------------------
Sector                V.A. Financial Industries Fund
                      V.A. Technology Fund
------------------------------------------------------
Income                V.A. Bond Fund
                      V.A. Money Market Fund
                      V.A. Strategic Income Fund

JUNE 30, 2001


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



Table of Contents
                                                               Page
1) CEO Corner                                                     3

2) Portfolio Manager Commentary

These commentaries reflect the views of the portfolio managers or portfolio management teams through the end of the period discussed in this report. Of course, the managers' or team's views are subject to change as market and other conditions warrant.

Equity
V.A. Core Equity Fund                                             4
V.A. Relative Value Fund                                          7
V.A. Sovereign Investors Fund                                    10

Sector
V.A. Financial Industries Fund                                   13
V.A. Technology Fund                                             16

Income
V.A. Bond Fund                                                   19
V.A. Money Market Fund                                           22
V.A. Strategic Income Fund                                       24

3) Financial Statements                                          27

4) Notes to Financial Statements                                 63


TRUSTEES

Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
* Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President and
Chief Investment Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIANS

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
V.A. Bond Fund
V.A. Core Equity Fund
V.A. Financial Industries Fund
V.A. Relative Value Fund
V.A. Sovereign Investors Fund
V.A. Strategic Income Fund
V.A. Technology Fund

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
V.A. Money Market Fund

TRANSFER AGENT

John Hancock Annuity Servicing Office
529 Main Street (X-4)
Charlestown, Massachusetts 02129

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISERS

American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530
V.A. Technology Fund

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109
V.A. Core Equity Fund

ISSUER

John Hancock
Life Insurance Company
John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not Licensed in New York

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush right next to first paragraph.]

DEAR SHAREHOLDERS:

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

In the midst of this year's market disappointments, one significant event occurred that has positive short- and long-term implications for investors. On June 7, President George W. Bush signed into law the most sweeping tax-cut bill in two decades. The bill's first benefit comes this summer in the form of a tax refund, ranging from $300 to $600, to almost everyone who filed a 2000 tax return. Gradual cuts in taxes will follow the rebate checks. For investors, the bill also provides a number of extra incentives for retirement and college savings through changes to IRA and 401(k) plan contributions and enhancements to Education IRAs, among other things.

The new tax law has a variety of provisions, many of which are phased in over a number of years. We encourage you to consult with your investment professional to determine how to take the best, and most timely, advantage of the benefits it contains.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY PAUL MCMANUS FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Core Equity Fund

Fed cuts interest rates aggressively amid further slowing of the economy

The first half of 2001 witnessed a pitched battle between two powerful forces. On the one hand, prices were undermined -- especially in February and March -- by continued economic slowing and the resulting damage to corporate earnings prospects. On the other hand, the Federal Reserve Board weighed in with six reductions in short-term interest rates since the beginning of the year in an aggressive effort to head off a recession. Two of the cuts -- on January 3 and April 18 -- came between regularly scheduled meetings of the Fed's Open Market Committee. Both surprise moves gave all of the popular market averages a notable boost. The Standard & Poor's 500 Index reached an interim peak on May 22, five business days after the May 15 reduction. From there the Index drifted irregularly lower until the end of the period, consolidating its recent gains.

"With a few
 exceptions,
 the stocks
 that detracted
 most from
 performance
 were technology
 and telecommunications
 stocks..."

Although announcements of corporate layoffs continued unabated during the period, unemployment rose only modestly, and consumers continued to spend freely. Accounting for approximately two-thirds of total economic activity, consumer spending is considered vital to keep the economy growing at a healthy rate. Energy prices, while still high, eased somewhat from their extreme levels in the fall of 2000. Overall, inflation remained well under control, allowing the Fed free rein to trim rates as it saw fit.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.7%, the second is Microsoft 4.5%, the third Citigroup 4.2%, the fourth Pfizer 3.3% and the fifth ExxonMobil 3.0%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Performance review

Technology and telecommunications stocks continued to fare poorly, reflecting sagging demand and overbuilding of the telecom infrastructure during the past few years. Meanwhile, investors flocked to defensive market sectors such as consumer staples, financial services and health care, especially the services segment. Energy stocks also did well, buoyed by continued strength in crude oil and natural gas prices. The Fund's strategy of diversification and buying undervalued stocks of companies with improving fundamentals worked well in this environment, enabling us to add value with stock selection in a number of sectors while remaining close to our benchmark index in sector weightings and risk profile.

For the six months ended June 30, 2001, John Hancock V.A. Core Equity Fund had a return of -4.68% at net asset value. In comparison, the S&P 500 Index returned -6.69%, including reinvested dividends. The Fund's returns, while negative, also compared favorably with the average variable annuity large-cap core fund's -7.92%, according to Lipper, Inc. Longer-term performance information can be found on page six.

Mega-cap winners

Microsoft topped the list of stocks that helped the Fund's performance, bucking the overall downward trend in technology. The company was one of the first to preannounce lower-than-expected earnings last fall, and investors likewise anticipated an early recovery relative to other stocks in the sector. Another positive influence was the news near the end of June that a federal appeals court had overturned the U.S. District Court ruling that Microsoft must be split into two separate companies for antitrust reasons. The likelihood of a new generation of personal computers within the next year or so, which would trigger upgrades to a more advanced version of Microsoft's Windows operating system, added still another reason for investors to like the stock.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -10% at the bottom and 0% at the top. The first bar represents the -4.68% total return for John Hancock V.A. Core Equity Fund. The second bar represents the -7.92% total return for Average variable annuity large-cap core fund. A note below the chart reads "The total return for John Hancock V.A. Core Equity Fund is at net asset value with all distributions reinvested. The average variable annuity large-cap core fund is tracked by Lipper, Inc. See the following page for historical performance information."]

AOL Time Warner also made a positive contribution to performance. The company's management appeared to be doing a good job of bringing to fruition the anticipated synergies from the recent mega-merger of America Online and Time Warner -- in spite of lower income from advertising, which constitutes a large percentage of the company's revenue base. Finally, Chevron and ExxonMobil reflected the ongoing strength in energy prices.

Tech and drug losers

With a few exceptions, the stocks that detracted most from performance were technology and telecommunications stocks in which the Fund had market-weighted or underweighted positions. Included in this category were Cisco Systems, EMC, Oracle Systems, Sun Microsystems, Radio Shack, Corning, Comverse Technology and QUALCOMM. In the case of Qwest Communications, the Fund was hurt by being overweighted compared with the Index. However, we felt justified in taking this position because of Qwest's solid management, strong fundamental outlook, and the potential benefits of the company's recent merger with SBC Communications.

A number of drug companies -- among them Merck, Bristol-Myers Squibb, Pfizer and Schering-Plough -- also detracted significantly from performance. While some of the drug industry's problems were attributable to currency fluctuations, we believe that most of the weakness in these stocks was due to a temporary, but widespread, lull in the product development and approval process.

"...the
 economy is
 still giving
 off very
 mixed
 signals."

Looking ahead

We are as positive on the U.S. stock market as we have been for quite a while. Valuations are much more reasonable, investors are more value-conscious, and the Fed is aggressively easing monetary conditions. Short-term interest rates are now approximately two full percentage points below long-term rates, historically an extremely bullish backdrop for stocks. Consumer spending, an important driver of economic activity, should be aided by the retroactive tax cut recently passed by Congress. Despite all of these positive factors, however, we must point out that the economy is still giving off very mixed signals. Patience and the discipline to stick with our methodology of seeking out undervalued stocks of companies with improving fundamentals should provide useful guidance in this uncertain environment.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (4.68%)        (12.02%)         89.14%
Average Annual Total Returns              --         (12.02%)         14.09%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Core Equity Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,142 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Core Equity Fund on August 29, 1996 and is equal to $18,914 as of June 30, 2001.



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND JAMES S. YU, CFA, AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGERS

John Hancock
V.A. Relative Value Fund

Stock market volatility continues as economy remains weak

The first half of 2001 was not what investors had hoped. The Federal Reserve significantly lowered short-term interest rates between January and June, but the economy remained sluggish. Corporations with declining revenues and earnings cut back on spending, triggering earnings disappointments for many suppliers. Tough year-over-year earnings comparisons caused further volatility in the market, especially during the first quarter when stock prices fell sharply. The market appeared to reach bottom early in the second quarter, gaining some ground as investors began buying stocks that would benefit from an improved economy. Many stocks in sectors like technology and telecommunications, however, continued to plummet. The Standard & Poor's 500 Index returned a disappointing -6.69% for the six months ended June 30, 2001.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Agere Systems 5.8%, the second is Pegasus Communications 5.2%, the third Sprint 4.5%, the fourth Parametric Technology 4.4% and the fifth AT&T Corp.-Liberty Media Group 4.3%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Stock picker's market

The market's volatility and weak economic environment forced investors to focus on fundamentals, such as sales and earnings, as well as valuations (or stock prices relative to earnings growth). Many growth stocks in the technology and telecom sectors suffered, while investors favored value stocks in areas like natural resources, energy and finance. Across all industries, however, stock selection -- choosing companies that could meet their earnings targets -- was key. Lower stock prices made sense where sales had fallen severely or balance sheets carried too much debt. But too often problems at one company triggered indiscriminate selling throughout the industry. This created unique opportunities to buy great businesses at bargain prices.

"We found the
 best values
 in the
 technology,
 telecom
 and media
 sectors."

Strong Fund performance

The market's volatility allowed us to build the Fund's stakes in top-quality businesses with the ability to grow and create value over a long period. Our focus was on companies where there was a catalyst -- such as a restructuring, new management or new product -- that would help unlock the stock's intrinsic value. Strong stock selection resulted in John Hancock V.A. Relative Value Fund returning 5.87% at net asset value, during the six months ended June 30, 2001. By comparison, the average variable annuity multi-cap value fund returned 0.94%, according to Lipper, Inc. For historical performance information, please see page nine.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Relative Value Fund. Caption below reads "Timothy Quinlisk."]

Winners in technology and media

The Fund had above-average investments in technology and media, where selected stocks rebounded nicely. Microsoft and Dell Computer rallied as investors regained confidence in their ability to meet earnings forecasts, prompting us to take profits. Computer Associates International, a mainframe software developer, benefited from improved accounting practices and strong demand related to IBM's new mainframe offering. And ANTEC, which makes equipment that enables companies to deliver telephone services over cable, rebounded following a questionable acquisition. Media companies like AT&T's Liberty Media, Clear Channel Communications, USA Networks, Viacom and XM Satellite Radio Holdings also were strong contributors to performance as investors began recognizing the value of their assets. But our biggest gains came from Cendant, a company with hotel franchising and real estate operations. The stock made a huge comeback as management addressed past accounting problems and exceeded earnings expectations. As the stock reached our price target, we took profits.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.87% total return for John Hancock V.A. Relative Value Fund. The second bar represents the 0.94% total return for Average variable annuity multi-cap value fund. A note below the chart reads "The total return for John Hancock V.A. Relative Value Fund is at net asset value with all distributions reinvested. The average variable annuity multi-cap value fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"While the
 economy
 remains
 sluggish,
 there are many
 indications
 that it could
 be at or near
 the bottom."

Disappointments in telecom

The Fund also had a sizable stake in telecom-related companies, many of which declined 50% or more during the period as telecom spending came to a screeching halt. Among our biggest casualties were Conexant Systems, which makes semiconductors used in broadband and wireless communications; Corning, which supplies the fiber for fiber-optics networks; Vicor, which makes power converters used in the cellular infrastructure; and Lucent Technologies, which makes telecom equipment. Nextel Communications, a wireless operator, also took a severe beating despite maintaining high monthly subscriber revenues. In addition, software stocks like Wind River Systems and Parametric Technology disappointed as companies deferred technology spending. Satellite companies like Pegasus Communications and Hughes Electronics suffered from uncertainties surrounding their possible acquisition.

Buying opportunities

We found the best values in the technology, telecom and media sectors. Among our new additions were Agere Systems, a leading supplier of communications semiconductors and optical components that was recently spun off by Lucent Technologies at a very attractive price, and Concord Communications, a small software company. We added substantially to our stake in Sprint, a leading provider of local and long- distance services. And we bought Cumulus Media, a company that buys and manages small radio stations in small- and mid-size markets. Finally, cheap health-care valuations and solid growth prospects prompted us to increase our stake in large pharmaceuticals like Schering-Plough, as well as smaller specialty drug companies like Alpharma.

A look ahead

We believe both the economy and the stock market are poised for recovery. While the economy remains sluggish, there are many indications that it could be at or near the bottom. U.S. economic growth in 2001 will not be as robust as it was in early 2000, but it should still be good, especially as lower interest rates kick in. We're also optimistic about stocks. A lot of companies announced in advance that they would miss their second quarter earnings targets, which means the bad news is already reflected in their stock prices. Stock prices should benefit as year-over-year earnings comparisons become easier and as the economic outlook improves. At current levels, the market offers attractive buying opportunities for relative value stock pickers like us.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (1/6/98)
                                     -------         -------         -------
Cumulative Total Returns               5.87%          (4.99%)         91.66%
Average Annual Total Returns              --          (4.99%)         20.56%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Relative Value Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Relative Value Fund on January 6, 1998 and is equal to $19,166 as of June 30, 2001. The second line represents the Standard & Poor's 500 Index and is equal to $13,201 as of June 30, 2001.



BY JOHN F. SNYDER, III, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, PORTFOLIO MANAGERS

John Hancock
V.A. Sovereign Investors Fund

Stock market stays in negative territory

The stock market's malaise extended into 2001. Under the pressure of corporate cost-cutting and layoffs as well as a sagging U.S. economy, stocks continued their treacherous decline in the first quarter of the year. Once again, technology and telecommunications stocks were among the sectors hardest hit by the market slump. Investors continued their migration to safer havens -- those stocks with steady earnings growth, even in a slower economy, and more reasonable valuations.

"Once again,
 technology and
 telecommunications
 stocks were
 among the
 sectors hardest
 hit by the
 market slump."

After four straight quarters of tumbling prices, investors finally got some relief when stocks staged a springtime rally. With the Federal Reserve's fifth interest-rate cut, investors began to believe that the worst might finally be over for the U.S. economy. Although stocks surged on the news, most experts remained skeptical about whether the rally signaled the start of a sustained market recovery. At the end of the period, doubt still pervaded the market and many gun-shy investors continued to take a cautious wait-and-see attitude. The result was a negative return for the broad Standard & Poor's 500 Index, which lost 6.69% in the first six months of 2001.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Citigroup 3.5%, the second is IBM 2.6%, the third Johnson & Johnson 2.3%, the fourth Chevron 2.3% and the fifth BellSouth 2.2%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Performance scorecard

For the six months ended June 30, 2001, John Hancock V.A. Sovereign Investors Fund returned -5.70% at net asset value. By comparison, the average variable annuity equity income fund returned -1.79%, according to Lipper, Inc. See page 12 for historical performance information.

What put a damper on the Fund's relative performance was our focus on high-quality growth financials. As interest rates fell in the first half of the year, investors flocked to lower-quality regional banks with hopes that an economic uptick would eventually improve their credit situations. On the flip side, our high-quality growth financials -- including American International Group, AFLAC and Citigroup -- languished.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Sovereign Investors Fund. Caption below reads "John Snyder."]

Several of our longtime holdings also had a negative impact on performance. Consumer products company Kimberly-Clark dropped under the pressure of rising material costs, an increasingly competitive environment and a strong U.S. dollar that hurt profits overseas. Given its reasonable valuation and strong product line-up, we're sticking with our position. Advertising giant Interpublic Group fell prey to a weak economy and difficulty digesting several large acquisitions, and we've cut back on our position.

In this difficult environment, we were once again reminded how important stock selectivity is. For example, thanks to its strong product cycle and accelerating earnings, Baxter International turned in a strong performance, despite the declining health-care sector. At a time when most technology stocks were still reeling from tremendous losses, IBM jumped more than 30%. This is a testament to its solid fundamentals -- diverse product line, strong earnings and reasonable valuation. Finally, our largest energy holdings -- Chevron and ExxonMobil -- rose sharply thanks to higher oil prices, strong earnings and the perception of their being safe havens in a stormy market.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -6% at the bottom and 0% at the top. The first bar represents the -5.70% total return for John Hancock V.A. Sovereign Investors Fund. The second bar represents the -1.79% total return for Average variable annuity equity income fund. A note below the chart reads "The total return for John Hancock V.A. Sovereign Investors Fund is at net asset value with all distributions reinvested. The average variable annuity equity income fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Fine-tuning the portfolio

Our strong focus on stock selectivity has led us to make several adjustments to the portfolio during the first half of the year. Once again, the Fund's unwavering investment philosophy has always led us to invest in high-quality companies with steady earnings growth and reasonable valuations. Given that, we've continued to pare our retail holdings such as Home Depot and Lowe's. Our concern is that valuations have become extended and there's a risk of softer consumer spending as corporate layoffs become more widespread. High valuations also led us to take profits in several of our longtime health-care holdings such as pharmaceutical giant Schering-Plough and medical device maker Medtronic.

We viewed the lackluster performance of high-quality financials as a buying opportunity, since we believe that investors will eventually recognize the outstanding growth potential of these stocks. As a result, we've added a position in PNC Bank, which stands to benefit from an increase in its fee-based business. We've also beefed up our position in capital goods and basic materials stocks, believing they will perform strongly when the economy recovers. Our emphasis here is on companies such as Rohm and Haas, and Tyco International, both of which have successfully weathered the recent downturn and are well positioned to leverage the eventual upturn in the economy.

"...it's clear
 that the
 Federal Reserve
 is committed to
 preventing the
 economy from
 hitting a hard
 landing."

A look ahead

In the midst of this difficult market, we do see some positive signs on the horizon. With its six interest-rate cuts so far this year, it's clear that the Federal Reserve is committed to preventing the economy from hitting a hard landing. We're also starting to see rates come down overseas, which can only be positive for the United States. Probably the most important factor is that inflation remains well under control, despite the recent rate cuts and the surge in energy prices.

Does this mean the worst is over? Now more than ever, investors are questioning when the stock market and the economy will turn the corner. Since no one knows, we're not putting our efforts into trying to time the turnaround, but rather we're maintaining our steadfast focus on high-quality stocks with strong growth potential and reasonable valuations.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (5.70%)         (1.59%)         58.65%
Average Annual Total Returns              --          (1.59%)         10.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Sovereign Investors Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Sovereign Investors Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,142 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Sovereign Investors Fund on August 29, 1996 and is equal to $15,865 as of June 30, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
V.A. Financial Industries Fund

Financial stocks outperform the volatile stock market

It was a difficult six months for the stock market, which lost ground and was fraught with heightened volatility. An economy that slowed precipitously and a barrage of corporate earnings disappointments turned investors into bears, especially in the first quarter. In response to the sagging economy, the Federal Reserve began cutting interest rates. Between January and the end of June, it lowered the federal funds rate that banks charge each other for overnight loans by 2.75 percentage points in a bid to avoid a recession. Financial stocks held up better than the market as a whole, although the sector had its decided winners and losers. With the market growing increasingly dicey, financial companies connected to the stock market, like asset managers and brokerage houses, suffered, as did those whose stocks had run up the most by late last year. In a reversal of last year's fortunes, the smaller banks and those most sensitive to interest-rate moves made a comeback. For the six months ended June 30, 2001, the Standard & Poor's Financial Index returned -2.52%, while the Standard & Poor's 500 Index returned -6.69%.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Fifth Third Bancorp 4.2%, the second is American
International Group 4.0%, the third Citigroup 4.0%, the fourth AFLAC 3.8% and the fifth General Electric 3.7%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Financial Industries Fund posted a total return -9.54% at net asset value. That compared with the 0.54% return of the average open-end financial services fund and the -14.72% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc. See page 15 for historical performance information.

"We also moved
 to boost our
 stake in U.S.
 banks..."

Brokers, asset managers struggle

Our overweighting in the brokerage firms and asset managers, which helped us significantly outperform our peers last year, accounted for our relative performance lag so far this year. That included brokerage and investment banking firms Charles Schwab, Merrill Lynch and Morgan Stanley, whose fundamentals deteriorated as trading, IPO and merger activity slowed in the negative market environment. Marsh McLennan, with its Putnam asset-manager subsidiary, and American Express were similarly affected.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Financial Industries Fund. Caption below reads "Jim Schmidt."]

While we moved to cut our stake in these market-sensitive stocks, we did not do so aggressively enough. But we believe the securities business is close to a bottom, and will begin to look better later this year as the economy stabilizes with lower rates.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 5% with -15% at the bottom and 10% at the top. The first bar represents the -9.54% total return for John Hancock V.A. Financial Industries Fund. The second bar represents the 0.54% total return for Average open-end financial services fund. The third bar represents the -14.72% total return for Average variable annuity specialty/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Financial Industries Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity specialty/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

Insurance

Several of our larger insurance company stocks that had been our best performers last year also sold off, not because of any fundamental changes, but simply because their valuations, as measured by price-earnings ratios, had become too high for value-conscious investors. Two examples were American International Group (AIG) and AFLAC. Furthering the consolidation trend among life insurers, AIG made a successful bid for American General during the period.

We continued to shift our insurance assets from life insurance companies to property and casualty companies, since the pricing environment is improving for property and casualty names like Allstate. Life insurance companies, on the other hand, face some challenges the property and casualty companies don't. These include stock-market and economic sensitivity, a rash of new demutualization offerings that have put pressure on stock prices, and the potential passage of estate-tax reform legislation that could dampen variable life sales.

"...we expect
 the U.S.
 economy to
 avoid a
 recession and
 produce modest
 growth for the
 rest of 2001."

Banks, finance companies boosted

We also moved to boost our stake in U.S. banks, since we had previously been significantly underweighted there and anticipated that falling rates would lift the stocks. We increased our exposure to the more interest-rate sensitive, less expensive, banks, and they did well, including FleetBoston. On the other hand, our emphasis on trust banks with less interest-rate sensitivity, like State Street and Northern Trust Company, held us back this period after serving us so well last year. Like some of our premium insurance names, their higher valuations put them out of investor favor.

Our effort to increase the Fund's exposure to stocks sensitive to falling interest rates also prompted us to take larger positions in Fannie Mae and Household International. They were both near the top of our performance chart as loan and mortgage activity picked up. Toward the end of the period, we also bought General Electric at an attractive price so that we could tap into its subsidiary General Electric Credit Corp., a well-managed company that provides a range of financial services including consumer and commercial lending and life insurance.

REITs, foreign holdings cut

We upped our bank and finance company stakes by taking profits and nearly eliminating our position in real estate investment trusts after their strong runup last year. We also cut our foreign holdings and shifted our emphasis there to asset managers such as Amvescap. They stand to benefit most from the move in Europe to privatize pension funding.

Outlook

Although the Fed's aggressive stance to stabilize the economy appears to be winding down, its efforts should begin to have a positive effect later this year, and we expect the U.S. economy to avoid a recession and produce modest growth for the rest of 2001. Once investors become more confident in this scenario, we anticipate a pickup in trading, underwriting and merger activity. This bodes well for all financial services stocks, including the banks with exposure to market-related revenues, and we believe the Fund is poised to benefit from the upturn.

-----------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (4/30/97)
                                     -------         -------         -------
Cumulative Total Returns              (9.54%)          8.78%          70.72%
Average Annual Total Returns              --           8.78%          13.70%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $17,072 as of June 30, 2001. The second line represents the Standard & Poor's 500 Index and is equal to $16,178 as of June 30, 2001.



BY BARRY GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

John Hancock
V.A. Technology Fund

Tech stocks suffer first quarter 2001 decline as economy weakens

Technology stocks declined sharply in the first three months of 2001, although a spring rally helped erase some of those losses. In the beginning of the year, technology stocks suffered steep losses as economic growth slowed to a near crawl, leading corporations to dramatically curtail their technology spending. This reminded investors that the tech sector is a cyclical group whose fortunes are closely linked to the economy's ups and downs. Consequently, tech companies were forced to lower earnings and revenue expectations, causing the technology-dominated Nasdaq Composite Index to shed more than 25% in the first quarter of 2001.

"Despite the
 spring
 rebound, most
 tech stocks --
 like the
 Nasdaq -- ended
 the period
 with sizable
 losses..."

In early April, however, the tide began to turn in favor of technology stocks. Shrugging off signs that the economy remained weak, investors became increasingly optimistic that the worst of the economic and stock price deterioration was behind them, fueling hopes for a recovery. That renewed enthusiasm was due in no small part to economically stimulative moves by the Federal Reserve, which cut interest rates six times totaling
2.75 percentage points in the first half of the year. That helped tech stocks rack up decent gains in April, with the Nasdaq posting a gain of 15% in the month of April alone. But the group remained volatile through the end of June and the Nasdaq was still in negative territory through June, losing 13% in the first six months of 2001.

[Table at bottom left hand column entitled "Top Five Stock Holdings."
The first listing is AOL Time Warner 4.0%, the second is Micron
Technology 3.4%, the third KLA-Tencor 3.4%, the fourth Applied Materials 3.0% and the fifth Mercury Interactive 2.9%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance

For the six-month period ended June 30, 2001, John Hancock V.A. Technology Fund posted a total return of -28.10% at net asset value, compared with the -25.86% return of the average open-end science and technology fund and the -14.72% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc. See page 18 for historical performance information.

[A 3" x 2" photo at bottom right side of page of John Hancock V.A. Technology Fund. Caption below reads "Fund management team members (l-r): Barry Gordon, Marc Klee and Alan Loewenstein."]

Leaders and laggards

Despite the spring rebound, most tech stocks -- like the Nasdaq -- ended the period with sizable losses, most of which were sustained in the first quarter. Among the few holdings that posted gains were semiconductor and related companies KLA-Tencor, Applied Materials, Micron Technology and Cypress Semiconductor. They bounced back this spring when global investors started to adjust their portfolios toward cyclical and growth-oriented stocks. Investors also reasoned that semiconductor stocks might be the first to take off in a rally, just as they were the first to go down in the sell-off. Some Internet-related stocks staged a bit of a comeback, with AOL Time Warner advancing after the merger between the leading Internet service provider and the media giant was approved. Amazon.com, the world's largest online retailer, also posted strong returns thanks to smaller-than-expected losses and the company's prediction that it will pull into the black by year end. Microsoft's stock price surged more than 50% during the period, thanks in large part to its better-than-expected quarterly earnings announced in mid-April, driven by strong sales of its Windows 2000 product.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -28.10% total return for John Hancock V.A. Technology Fund. The second bar represents the -25.86% total return for Average open-end science and technology fund. The third bar represents the -14.72% total return for Average variable annuity specialty/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Technology Fund is at net asset value with all distributions reinvested. The average open-end science and technology fund and variable annuity specialty/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

On the flip side were the vast majority of tech stocks that posted sizable losses. Among the biggest detractors from the Fund's performance were storage companies EMC and Network Appliance. Last year, businesses had to pay top dollar to warehouse the reams of data they generated. Even as the rest of the tech sector suffered a slowdown, storage companies seemed immune. But the sinking reality of the economy's slowdown began to take its toll, and competition among storage vendors ratcheted up. Another major detractor was Cisco Systems, the leading supplier of data networking products to business. Its stock held up relatively well during most of 2000, but got hit hard in the first quarter of 2001 as the company's growth rates dropped from 50% to 60% per year to showing year-over-year declines. Computer software and service stocks also were hard hit. Although many software projects remain under way, a growing number of corporations have re-evaluated their spending at this time because of economic conditions. Software companies i2 Technologies, BEA Systems and Mercury Interactive all saw their stock prices at least halved during the period. Despite these disappointing results, we continue to believe that these stocks offer well-above-average growth prospects.

"...technology
 stocks as a
 whole are
 reasonably
 valued, with
 excellent
 growth
 prospects."

The stock prices of communications equipment companies, including Corning and JDS Uniphase, also posted sharp declines as many of their customers -- the telecommunications carriers -- faced problems. Without the necessary capital, the carriers were forced to curtail spending to build out their networks. Furthermore, the communications equipment industry's inability to anticipate demand caused large inventory buildups that need to be worked down.

Outlook

We're optimistic about the prospects for technology stocks. Despite the April rally, technology stocks as a whole are reasonably valued, with excellent growth prospects. Given the increasing reliance on technology by consumers and corporations, our view is that five-year growth rates for the tech sector will be higher than those of the broad S&P 500 Index. We believe this is an attractive time to buy technology stocks, which historically do well in a declining interest-rate environment. Finally, we believe better economic growth later this year should spur technology spending and provide a boost for the group.

-----------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.


A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (5/1/00)
                                     -------         -------         -------
Cumulative Total Returns             (28.10%)        (52.22%)        (47.20%)
Average Annual Total Returns              --         (52.22%)        (42.22%)

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Technology Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Technology Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $8,549 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Technology Fund on May 1, 2000 and is equal to $5,280 as of June 30, 2001.



BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
BENJAMIN A. MATTHEWS, PORTFOLIO MANAGER

John Hancock
V.A. Bond Fund

Bonds outperform stocks in volatile market; slowing economy increases individual credit disappointments

During the six months ended June 30, 2001, the broad fixed-income market was helped by the Federal Reserve's rate-cutting efforts aimed at preventing the economy from slipping into a recession, although the widespread deterioration in corporate profits created somewhat of a minefield. Many companies, particularly technology-related firms, found it increasingly difficult to service the debt on their books. Throughout the first half, we maintained the Fund's focus on individual, in-depth credit research. Doing so enabled the Fund to participate in the positive events taking place, while sidestepping many of the securities experiencing an implosion of their creditworthiness.

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Bond Fund produced a total return of 2.78% at net asset value. This compares with the 3.10% return of the average variable annuity corporate debt A-rated fund, according to Lipper, Inc. For historical performance information, please turn to page 21.

[Table at bottom left hand column entitled "Top Five Sectors." The first listing is U.S. Agencies 30%, the second is U.S. Government 28%, the third Telecommunications 4%, the fourth Utilities 4% and the fifth Finance 4%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Credit spreads narrow

Since January, a greater-than-anticipated slowing of the economy has assaulted the financial markets. To head off a recession, the Federal Reserve Board got aggressive and cut short-term interest rates six times during the period, totaling 2.75 percentage points. The federal funds rate -- the rate that banks charge each other for overnight loans -- stood at 3.75% on June 30, down from 6.50% on December 31, 2000. The Fed's concerted efforts to inject liquidity into the markets and make it easier for corporations to raise capital enabled credit spreads to contract. A "spread" is the difference in yield between bonds of varying credit quality. Bonds offering attractive risk premiums enjoyed renewed investor interest as a result. These included investment-grade and high-yield corporate issues, emerging-market bonds and government agency securities such as mortgage-backed issues.

"Where and when
 we could, we
 added to or
 initiated
 positions in
 corporate
 bonds,
 particularly
 investment-grade
 issues..."

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Bond Fund. Caption below reads "James Ho."]

Throughout the period, we carefully bolstered the portfolio's stake in the so-called spread products. We primarily targeted mortgage-backed issues, such as Ginnie Mae and Fannie Mae to pursue the higher-yields and participate in the narrowing of credit spreads.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 2.78% total return for John Hancock V.A. Bond Fund. The second bar represents the 3.10% total return for Average variable annuity corporate debt A-rated fund. A note below the chart reads "The total return for John Hancock V.A. Bond Fund is at net asset value with all distributions reinvested. The average variable annuity corporate debt A-rated fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Corporate bond exposure increases selectively

Where and when we could, we added to or initiated positions in corporate bonds, particularly investment-grade issues, but we also targeted select high-yield securities. For the most part, our focus was economically sensitive companies that we believe are well positioned to benefit first from what we anticipate will be an eventual economic rebound. These include such names as Northwest Airlines, Delphi Auto Systems, Newmont Mining, Phelps Dodge, Georgia Pacific, AOL Time Warner, Viacom and Bank One Corporation. We also slightly increased the Fund's weighting in foreign bonds, purchasing Deutsche Telekom, France Telecom, Brazil C-bonds, Colombia sovereign debt and BBVA Bancomer, a Mexican corporate bond that we sold for profits by period's end.

"The Fed has
 certainly
 demonstrated
 its commitment
 to
 jump-starting
 an economic
 recovery..."

We also maintained fair representation in recession-resistant industries such as defense, utilities, health care, media and energy. Noteworthy performers in this area include BellSouth, Qwest Communications, Progress Energy, HEALTHSOUTH and Cox Communications.

Yield curve steepens throughout the period

With each interest-rate cut, U.S. Treasury bonds rallied. The shorter end of the yield curve experienced the most price appreciation and the yield curve finally returned to its historic steep slope. The Fund's Treasury positions were laddered in varying maturities, all of which contributed to performance throughout the period.

As 2001 began, our duration was relatively neutral, as we wanted to wait and see how the interest-rate drama would unfold. Because duration mathematically measures a Fund's sensitivity to interest rate changes, actively managing it provides us with an additional means with which to pursue performance. The surprising rapidity of the Fed's initial rate reductions -- and the bond market's substantial response -- led us to believe that investors had fully discounted further rate cuts. It appeared long-term rates would not have much more room to fall. Looking beyond the current environment as we often do, we slightly shortened the portfolio's relative duration to position it for what we believed would be the next turn in the road: a flattening of the yield curve. In hindsight, it seems our move was a bit premature, as evidence of a protracted economic slowdown -- and thus the need for additional financial stimulus -- continued to mount. The yield curve continued to steepen as the period progressed.

Outlook

Our outlook for bonds is, for the most part, upbeat. The Fed has certainly demonstrated its commitment to jump-starting an economic recovery and there is no reason to believe it will fail to continue reducing short-term rates if that is what the economy mandates. Furthermore, the current scenario is not unlike that which preceded the dramatic corporate bond rally between 1992 and 1996, with one exception: current credit spreads are presently wider than they were back then, presenting discerning investors with some attractive investment opportunities. Selectivity and knowing what issues to buy and sell will be what separates those who profit from those who do not.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns               2.78%          10.38%          42.89%
Average Annual Total Returns              --          10.38%           7.66%

YIELD
For the period ended June 30, 2001

                                  SEC 30-DAY
                                       YIELD
                                     -------
John Hancock V.A. Bond Fund            5.70%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index -- an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Bond Fund on August 29, 1996 and is equal to $14,290 as of June 30, 2001. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $14,149 as of June 30, 2001.



BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Money Market Fund

Federal Reserve cuts interest rates six times to bolster the lagging economy; money market yields fell in tandem

Money market yields fell in the first six months of 2001, as the Federal Reserve embarked on an aggressive program to cut short-term interest rates to prevent the economy from slipping into recession. With the economy slowing precipitously, the Fed stepped in beginning in January, cutting the federal funds rate by half a percentage point in a surprise move between its regularly scheduled meetings. The effects of the slowing economy began to show up in earnest in the form of corporate earnings disappointments, sending the stock market reeling. The Fed cut rates five more times through the end of June, sending the federal funds rate that banks charge each other for overnight loans from 6.50% at the start of the year to 3.75% by the end of June -- the lowest level in more than seven years. The first five cuts were for a half a percentage point each, and the last one in June was for one-quarter percentage point, an indication that the Fed could be winding down its rate-cut, or easing, cycle. Money market yields fell in this period, since the federal funds rate is also a key pricing benchmark for money market securities.

"...we began to
 lengthen the
 Fund's average
 maturity to
 lock in
 higher-yielding
 securities for
 a longer time
 in the face of
 falling rates."

7-day effective yield

On June 30, 2001, John Hancock V.A. Money Market Fund had a 7-day effective yield of 3.67%. By comparison, the average taxable money market fund had a 7-day effective yield of 3.38%, according to Lipper, Inc.

Lengthening maturity

As it became evident from the start of 2001 that the Fed, with its concerns about a too-slow economy, would continue to cut rates, we began to lengthen the Fund's average maturity to lock in higher-yielding securities for a longer time in the face of falling rates. Although the Fed clearly remained on its easing path, we did not extend the Fund's maturity beyond our peers' average. As is typically the case during an economic downturn, there are increased concerns about corporate defaults and credit downgrades, so money market funds typically scale back their exposure to longer-dated credits. In fact, we paid particular attention to buying and holding only the highest-quality top-tier securities.

[A 1 1/2" x 2" photo at bottom middle of page of John Hancock V.A. Money Market Fund. Caption below reads "Dawn Baillie."]

Uncertainty ahead

The Fed appears to be slowing down, or even nearing the end of, its rate-cut cycle, as it waits to see the full impact of the steps it has already taken this year. But it has maintained its easing bias and not yet declared victory in its efforts to avert a recession, instead indicating it still has concerns about the economy's ongoing weakness. The Fed's stance will undoubtedly remain the same until there are clearer signs of an upturn in both the U.S. and global economies, where a slowdown has weighed on the U.S. economy. Other key elements to watch for are a rebound in corporate earnings growth and corporate capital spending, which has ground almost to a halt. In this uncertain environment, we'll keep the Fund's maturity in line with, if not slightly shorter than, our peers, until we have a clearer sense of the economy's health. As always, we will also continue to focus on providing the Fund with a competitive yield and on preserving stability of principal.

[Bar chart at the top of left hand column with heading "7-Day Effective Yield." Under the heading is a note that reads "As of June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 3.67% total return for John Hancock V.A. Money Market Fund. The second bar represents the 3.38% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]

"The Fed
 appears to be
 slowing down,
 or even nearing
 the end of, its
 rate-cut
 cycle..."

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



BY FREDERICK L. CAVANAUGH, JR., MANAGEMENT TEAM LEADER, AND
ARTHUR N. CALAVRITINOS, CFA, JANET L. CLAY, CFA, AND DANIEL S. JANIS, PORTFOLIO MANAGERS

John Hancock
V.A. Strategic Income Fund

Falling interest rates lift U.S. bonds, as U.S. economy slows

The first six months of 2001 marked a significant shift for the global bond markets. U.S. Treasuries had posted significant gains in 2000, as investors began to anticipate that the Federal Reserve Board would cut interest rates in response to slowing economic conditions. Although the Fed cut rates six times for a total of 2.75 percentage points in the first six months of 2001, U.S. Treasury securities posted mixed results in the period. Short- and intermediate-term Treasury securities continued to perform well in tandem with those rate cuts, with their yields falling and their prices rising. Ironically, long-term Treasury bond yields and prices were stalled throughout much of this spring as investors worried that the Fed may have risked re-igniting inflationary pressures with its dramatic rate cuts.

"Recognizing
 that U.S.
 Treasury
 securities had
 enjoyed a nice
 run, we
 reduced our
 stake in
 them."

In contrast, some high-yield bonds perked up a bit this year, after posting significant losses in 2000. The catalyst for their better performance was growing confidence that rate cuts would translate into improved economic conditions and stronger corporate performance. Furthermore, investors increasingly moved toward high-yield bonds in search of cheap valuations and higher yields. But the somewhat better performance of the broad high-yield sector masked continued disappointing losses among telecommunications bonds, which have been depressed for more than a year.

[Table at bottom left hand column entitled "Top Five Sectors." The first listing is U.S. Government 39%, the second is Foreign Government 25%, the third Telecommunications 6%, the fourth Media 5% and the fifth Oil & Gas 3%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

In the foreign markets, performance was, as always, mixed. European bonds languished, primarily because the European Central Bank, citing decent economic growth on that continent, held interest rates steady. Emerging-market bonds, however, posted good performances as conditions in their markets generally improved, and Canadian bonds continued to benefit from relatively low and stable inflation. Japanese bonds didn't attract much attention throughout the year, due to the fact that their yields remained substantially lower than in other parts of the world.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Strategic Income Fund. Caption below reads "Fred Cavanaugh."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Strategic Income Fund posted a total return of 1.79% at net asset value. This compared with the 1.70% return of the average variable annuity general bond fund, according to Lipper, Inc. Historical performance information can be found on page 26.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.79% total return for John Hancock V.A. Strategic Income Fund. The second bar represents the 1.70% total return for Average variable annuity general bond fund. A note below the chart reads "The total return for John Hancock V.A. Strategic Income Fund is at net asset value with all distributions reinvested. The average variable annuity general bond fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Turning from defensive to opportunistic

Throughout much of 2000, we maintained a relatively defensive posture, but by January 2001, we began to take on a more opportunistic approach. Recognizing that U.S. Treasury securities had enjoyed a nice run, we reduced our stake in them. At the same time, we increased our holdings in emerging-market bonds. Not only were many dollar-denominated emerging-market bonds attractively valued, but they also were benefiting from some fundamental improvements, such as rising economic growth, declining interest rates, falling inflation and improving trade balances. Our increased exposure to government bonds issued by Mexico, Russia and Peru generally helped performance. Fortunately, we did not own any Argentinean bonds, which performed poorly as that country struggled with a weak economy and high levels of debt.

The rest of the world

Apart from emerging-market bonds, few foreign markets offered attractive value by our assessment. Because European bond yields remained below those offered by U.S. Treasuries, and the European Central Bank refused to lower interest rates, European bonds offered little upside potential for investors. Most Asian bonds also were decidedly unattractive, offering yields far lower than those found in the U.S. and emerging markets. Canada, however, offered an attractive combination of high quality and competitive yields.

High-yield winners and losers

Despite the choppy market, some of our high-yield holdings performed well. Coal producer AEI Resources benefited from stronger demand for that fuel, as well as a restructuring of its business. Columbia's Comunicacion Cellular was buoyed by strong interest in the country's bonds. Canada's MetroNet Communications was lifted by last year's merger with AT&T Canada.

The telecommunications sector continued to be plagued by doubts during the past six months and handed us some of our biggest disappointments. Two-way messaging company Metro Call filed for bankruptcy protection, while fiber-optic company NorthEast Optic Network was hurt by weaker pricing in its key markets. Finally, video-on-demand company DIVA Systems struggled against slower-than-expected demand for its products and its failure to complete a planned IPO.

"In our view,
 the Federal
 Reserve still
 has some work
 to do..."

Outlook

In our view, the Federal Reserve still has some work to do since the U.S. economy continues to struggle. Overseas, Europe already is showing some signs of weakening and Japan stands again at the brink of a recession, if it hasn't already entered one. That's why we believe the Fed will remain accommodative, perhaps cutting interest rates another three-quarters of a percentage point from current levels. With that backdrop in mind, we believe that emerging-market bonds will continue to perform well as investors seek out higher yields and position themselves to benefit from the fundamental economic and policy changes that are helping to improve conditions in many countries. We'll also keep our eyes out for attractively valued high-yield bonds. So far this year, a lack of liquidity and other market-driven factors have limited our high-yield purchases. If liquidity returns, we will look to expand our high-yield allocation.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns               1.79%           1.95%          35.07%
Average Annual Total Returns              --           1.95%           6.41%

YIELD
For the period ended June 30, 2001

                                  SEC 30-DAY
                                       YIELD
                                     -------
John Hancock V.A. Strategic
Income Fund                            7.14%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Strategic Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Government/Credit Bond Index -- an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Government/Credit Bond Index and is equal to $14,278 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $13,508 as of June 30, 2001.



FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust


Statements of Assets and Liabilities
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------
                                                         V.A.         V.A.         V.A.         V.A.
                                                        CORE     RELATIVE    SOVEREIGN    FINANCIAL
                                                      EQUITY        VALUE    INVESTORS   INDUSTRIES
                                                        FUND         FUND         FUND         FUND
                                                 -----------  -----------  -----------  -----------
Assets:
Investments at value (cost -
$36,203,706, $53,741,513,
$57,496,454 and  $68,696,240,
respectively)                                    $40,984,082  $48,517,103  $61,866,211  $76,588,973
Joint repurchase agreements (cost -
$558,000, $2,863,000, $6,474,000
and  $5,059,000, respectively)                       558,000    2,863,000    6,474,000    5,059,000
                                                 -----------  -----------  -----------  -----------
                                                  41,542,082   51,380,103   68,340,211   81,647,973
Cash                                                     345          661          738          793
Receivable for investments sold                       21,871           --           --       44,308
Receivable for shares sold                                --      605,015           --      265,908
Dividends and interest receivable                     41,627       29,903      194,185       93,093
Deferred organization expenses                           360           --          360           --
Other assets                                             594          353          710        5,889
                                                 -----------  -----------  -----------  -----------
Total assets                                      41,606,879   52,016,035   68,536,204   82,057,964
---------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                    305,411           --           --           --
Payable for shares repurchased                       120,067           --       19,636           --
Payable to affiliates                                 24,621       22,921       35,307       53,787
Accounts payable and accrued
expenses                                              20,788        6,303       13,432       14,582
                                                 -----------  -----------  -----------  -----------
Total liabilities                                    470,887       29,224       68,375       68,369
---------------------------------------------------------------------------------------------------

Net Assets:
Capital paid-in                                   40,153,629   52,889,850   67,695,696   73,522,524
Accumulated net realized gain
(loss) on investments and foreign
currency transactions                             (3,800,675)   4,322,497   (3,584,573)     340,035
Net unrealized appreciation
(depreciation) of investments  and
translation of assets and
liabilities in foreign currencies.                 4,780,376   (5,224,410)   4,369,757    7,892,324
Undistributed (distributions in
excess of) net investment income                       2,662       (1,126)     (13,051)     234,712
                                                 -----------  -----------  -----------  -----------
Net assets                                       $41,135,992  $51,986,811  $68,467,829  $81,989,595
===================================================================================================

Net Asset Value Per Share:
(Based on 2,469,310, 4,622,886,
4,664,964, and 4,941,476 shares,
respectively, of beneficial
interest outstanding - unlimited
number of shares authorized with
no par value)                                         $16.66       $11.25       $14.68       $16.59
===================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2001. You'll also find the net asset value per share as of that date.

See notes to financial statements.





Statements of Assets and Liabilities (continued)
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------

                                                         V.A.         V.A.         V.A.         V.A.
                                                  TECHNOLOGY         BOND MONEY MARKET    STRATEGIC
                                                        FUND         FUND         FUND  INCOME FUND
                                                 -----------  -----------  -----------  -----------
Assets:
Investments at value (cost -
$26,597,872, $63,029,448,
$124,243,085 and  $48,106,465,
respectively)                                    $19,378,231  $63,141,671 $124,243,085  $45,878,321
Joint repurchase agreements (cost -
$2,658,000, $6,265,000,
$19,099,000 and  $12,252,000,
respectively)                                      2,658,000    6,265,000   19,099,000   12,252,000
                                                 -----------  -----------  -----------  -----------
                                                  22,036,231   69,406,671  143,342,085   58,130,321
Cash                                                     270          935          508          831
Receivable for investments sold                        6,300    1,400,073           --      577,828
Receivable for shares sold                           183,531       28,993           --      371,520
Dividends and interest receivable                      1,218      911,363      244,121    1,255,406
Receivable for forward foreign
currency exchange contracts sold                          --           --           --       23,060
Deferred organization expenses                            --          360          360          360
Other assets                                              --          227        3,037        1,548
                                                 -----------  -----------  -----------  -----------
Total assets                                      22,227,550   71,748,622  143,590,111   60,360,874
---------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                    605,978    3,983,931           --    7,457,921
Payable for shares repurchased                           760        9,723           --        9,288
Dividends payable                                         --       22,275       28,204       23,677
Payable for forward foreign
currency exchange contracts
purchased                                                 --           --           --        7,045
Payable to affiliates                                 13,367       28,158       60,892       24,642
Accounts payable and accrued
expenses                                              26,164       12,674        6,173        2,091
                                                 -----------  -----------  -----------  -----------
Total liabilities                                    646,269    4,056,761       95,269    7,524,664
---------------------------------------------------------------------------------------------------

Net Assets:
Capital paid-in                                   30,789,537   67,763,216  143,494,649   57,331,052
Accumulated net realized loss on
investments and foreign currency
transactions                                      (1,972,282)    (117,077)          --   (1,624,165)
Net unrealized appreciation
(depreciation) of investments  and
translation of assets and
liabilities in foreign currencies.                (7,219,642)     112,223           --   (2,222,895)
Undistributed net investment income
(accumulated net investment loss)                    (16,332)     (66,501)         193     (647,782)
                                                 -----------  -----------  -----------  -----------
Net assets                                       $21,581,281  $67,691,861 $143,494,842  $52,836,210
===================================================================================================

Net Asset Value Per Share:
(Based on 4,093,449, 6,582,826,
143,494,842 and 6,055,354 shares,
respectively, of  beneficial
interest outstanding - unlimited
number of shares authorized with
no par value.)                                         $5.27       $10.28        $1.00        $8.73
===================================================================================================

See notes to financial statements.





Statements of Operations
Six months ended June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------
                                                         V.A.         V.A.         V.A.         V.A.
                                                        CORE     RELATIVE    SOVEREIGN    FINANCIAL
                                                      EQUITY        VALUE    INVESTORS   INDUSTRIES
                                                        FUND         FUND         FUND         FUND
                                                 -----------  -----------  -----------  -----------
Investment Income:
Dividends (net of foreign
withholding tax of $1,473, $73,
$1,224, $14,006, respectively)                      $243,052      $91,109     $369,001     $494,937
Interest                                                  --       78,419           --           --
Securities lending                                    23,934       30,035      313,191       57,233
                                                 -----------  -----------  -----------  -----------
Total investment income                              266,986      199,563      682,192      552,170
---------------------------------------------------------------------------------------------------
Expenses:
Investment management fee                            137,988      120,565      178,874      283,808
Custodian fee                                         12,603        3,970        9,511       14,534
Auditing fee                                          10,198        9,157        8,927       10,319
Accounting and legal services fee                      3,857        3,931        5,833        6,941
Miscellaneous                                          2,182          468          938          802
Printing                                               1,710        1,577        1,338        1,198
Trustees' fees                                         1,275        1,112        1,415        2,082
Organization expense                                   1,053           --        1,053           --
Legal fees                                               233          252          279          516
Registration and filing fees                              21            9            8          156
Interest expense                                          --       10,430           --           --
                                                 -----------  -----------  -----------  -----------
Total expenses                                       171,120      151,471      208,176      320,356
---------------------------------------------------------------------------------------------------
Net investment income                                 95,866       48,092      474,016      231,814
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                       (2,936,537)   2,071,440   (1,328,907)   3,833,796
Foreign currency transactions                             --           --           --      (11,371)
Change in unrealized appreciation
(depreciation) on:
Investments                                          937,032      462,352   (2,400,245) (11,108,013)
Translation of assets and
liabilities in foreign currencies                         --           --           --         (270)
                                                 -----------  -----------  -----------  -----------
Net realized and unrealized gain
(loss)                                            (1,999,505)   2,533,792   (3,729,152)  (7,285,858)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                                  ($1,903,639)  $2,581,884  ($3,255,136) ($7,054,044)
===================================================================================================

The Statement of Operations summarizes for each of the Funds the investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statements of Operations (continued)
Six months ended June 30, 2001 (Unaudited)
---------------------------------------------------------------------------------------------------

                                                         V.A.         V.A.         V.A.         V.A.
                                                  TECHNOLOGY         BOND MONEY MARKET    STRATEGIC
                                                        FUND         FUND         FUND  INCOME FUND
                                                 -----------  -----------  -----------  -----------
Investment Income:
Dividends (net of foreign
withholding tax of $425, none,
none and none, respectively)                          $4,033           --           --       $8,332
Interest                                              61,129   $1,274,160   $2,597,886    1,604,967
Securities lending                                     1,931           --           --           --
                                                 -----------  -----------  -----------  -----------
Total investment income                               67,093    1,274,160    2,597,886    1,613,299
---------------------------------------------------------------------------------------------------
Expenses:
Investment management fee                             64,569      103,111      255,409      116,449
Custodian fee                                         15,732       23,415       16,685       10,181
Auditing fee                                           5,951        5,495        4,336        4,796
Printing                                               2,217        2,127          932          577
Legal fees                                             1,603          284          612          154
Accounting and legal services fee                      1,579        4,034        9,994        3,797
Trustees' fee                                            374          647        1,735          515
Miscellaneous                                            238          360          199          239
Registration and filing fees                               8            8            7           21
Organization expense                                      --        1,053        1,053        1,053
                                                 -----------  -----------  -----------  -----------
Total expenses                                        92,271      140,534      290,962      137,782
Less expense reductions                               (7,551)          --           --           --
---------------------------------------------------------------------------------------------------
Net expenses                                          84,720      140,534      290,962      137,782
---------------------------------------------------------------------------------------------------
Net investment income (loss)                         (17,627)   1,133,626    2,306,924    1,475,517
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                       (1,778,652)     274,804           --     (625,492)
Foreign currency transactions                             --           --           --       30,346
Change in unrealized appreciation
(depreciation) on:
Investments                                       (3,330,550)    (541,491)          --     (300,466)
Translation of assets and
liabilities in foreign currencies                         --           --           --       37,333
                                                 -----------  -----------  -----------  -----------
Net realized and unrealized loss                  (5,109,202)    (266,687)          --     (858,279)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                                  ($5,126,829)    $866,939   $2,306,924     $617,238
===================================================================================================

See notes to financial statements.





Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                      V.A.                      V.A.
                                                         CORE EQUITY FUND       RELATIVE VALUE FUND  SOVEREIGN INVESTORS FUND
                                                 ------------------------  ------------------------  ------------------------
                                                               SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR        ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED      JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,        2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000   (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                               $196,241      $95,866      $54,327      $48,092     $675,781     $474,016
Net realized gain (loss)                             153,575   (2,936,537)  13,434,131    2,071,440   (1,886,401)  (1,328,907)
Change in net unrealized
appreciation (depreciation)                       (3,702,349)     937,032  (15,296,586)     462,352    1,083,527   (2,400,245)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net
assets resulting from operations                  (3,352,533)  (1,903,639)  (1,808,128)   2,581,884     (127,093)  (3,255,136)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                          (199,287)     (93,007)     (42,822)     (56,408)    (678,637)    (486,814)
From net realized gain                              (695,716)          --  (15,128,734)          --           --           --
In excess of net realized gain                      (844,741)          --           --           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders               (1,739,744)     (93,007) (15,171,556)     (56,408)    (678,637)    (486,814)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                       11,671,817    6,436,466   13,227,216   37,266,291   16,811,905   22,295,811
Shares issued to shareholders in
reinvestment of distributions                      1,739,743       93,007   15,171,557       56,408      678,636      486,814
Less shares repurchased                          (12,638,050)  (4,069,385) (11,142,581) (26,903,976) (11,610,910)  (5,900,944)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase                                         773,510    2,460,088   17,256,192   10,418,723    5,879,631   16,881,681
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Assets:
Beginning of period                               44,991,317   40,672,550   38,766,104   39,042,612   50,254,197   55,328,098
                                                 -----------  -----------  -----------  -----------  -----------  -----------
End of period (including
undistributed (distributions in
excess of)  net investment income
of ($197), $2,662, $7,190,
($1,126),  ($253), and ($13,051),
respectively)                                    $40,672,550  $41,135,992  $39,042,612  $51,986,811  $55,328,098  $68,467,829
                                                 ===========  ===========  ===========  ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.0888      $0.0390      $0.0186      $0.0134      $0.2077      $0.1148
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Per share distributions from net
realized gain                                        $0.6886           --      $6.5883           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          601,375      384,016      744,370    3,395,712    1,103,469    1,506,526
Shares issued to shareholders in
reinvestment of distributions                         99,280        5,717    1,406,946        5,499       44,976       33,495
Less shares repurchased                             (662,061)    (242,365)    (631,982)  (2,448,161)    (771,887)    (400,730)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase                                          38,594      147,368    1,519,334      953,050      376,558    1,139,291
                                                 ===========  ===========  ===========  ===========  ===========  ===========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the per share amount of distributions made to shareholders of each Fund for the periods indicated.

See notes to financial statements.





Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                       V.A.                      V.A.
                                                FINANCIAL INDUSTRIES FUND            TECHNOLOGY FUND                 BOND FUND
                                                 ------------------------  -------------------------  ------------------------
                                                               SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR         ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED       JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,         2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000(1) (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                        $194,288     $231,814      $25,753      ($17,627)  $1,040,920   $1,133,626
Net realized gain (loss)                             696,899    3,822,425     (193,630)   (1,778,652)    (152,050)     274,804
Change in net unrealized
appreciation (depreciation)                       12,306,484  (11,108,283)  (3,889,092)   (3,330,550)   1,085,497     (541,491)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Net increase (decrease) in net
assets resulting from operations                  13,197,671   (7,054,044)  (4,056,969)   (5,126,829)   1,974,367      866,939
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                          (169,614)          --      (24,458)           --   (1,040,858)  (1,188,894)
From net realized gain                                    --           --           --            --           --           --
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Total distributions to shareholders                 (169,614)          --      (24,458)           --   (1,040,858)  (1,188,894)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                       20,739,283   23,159,825   18,589,255    14,331,670   13,994,748   46,649,420
Shares issued to shareholders in
reinvestment of distributions                        169,614           --       24,458            --    1,040,858    1,166,619
Less shares repurchased                          (11,882,798)  (5,482,782)    (490,242)   (1,665,604)  (3,326,986)  (4,974,940)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Net increase                                       9,026,099   17,677,043   18,123,471    12,666,066   11,708,620   42,841,099
                                                 -----------  -----------  -----------   -----------  -----------  -----------

Net Assets:
Beginning of period                               49,312,440   71,366,596           --    14,042,044   12,530,588   25,172,717
                                                 -----------  -----------  -----------   -----------  -----------  -----------
End of period (including
undistributed net investment
income  (accumulated net
investment loss) of $2,898,
$234,712, $1,295,  ($16,332),
$21,480 and ($66,501),
respectively)                                    $71,366,596  $81,989,595  $14,042,044   $21,581,281  $25,172,717  $67,691,861
                                                 ===========  ===========  ===========   ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.0450           --      $0.0143            --      $0.6434      $0.2961
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Per share distributions from net
realized gain                                             --           --           --            --           --           --
                                                 -----------  -----------  -----------   -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                        1,252,923    1,385,001    1,961,452     2,474,548    1,400,901    4,499,608
Shares issued to shareholders in
reinvestment of distributions                          9,578           --        3,292            --      104,450      113,006
Less shares repurchased                             (779,897)    (335,670)     (48,490)     (297,353)    (336,738)    (475,645)
                                                 -----------  -----------  -----------   -----------  -----------  -----------
Net increase                                         482,604    1,049,331    1,916,254     2,177,195    1,168,613    4,136,969
                                                 ===========  ===========  ===========   ===========  ===========  ===========

(1) Commenced operations on May 1, 2000.

See notes to financial statements.





Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------
                                                                       V.A.                        V.A.
                                                         MONEY MARKET FUND       STRATEGIC INCOME FUND
                                                 -------------------------   -------------------------
                                                                SIX MONTHS                  SIX MONTHS
                                                        YEAR         ENDED          YEAR         ENDED
                                                       ENDED       JUNE 30,        ENDED       JUNE 30,
                                                 DECEMBER 31,         2001   DECEMBER 31,         2001
                                                        2000    (UNAUDITED)         2000    (UNAUDITED)
                                                 -----------   -----------   -----------   -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                             $2,278,752    $2,306,924    $2,451,388    $1,475,517
Net realized loss                                         --            --      (700,276)     (595,146)
Change in net unrealized
appreciation (depreciation)                               --            --    (1,322,235)     (263,133)
                                                 -----------   -----------   -----------   -----------
Net increase in net assets
resulting from operations                          2,278,752     2,306,924       428,877       617,238
                                                 -----------   -----------   -----------   -----------
Distributions to Shareholders: *
From net investment income                        (2,278,752)   (2,306,924)   (2,359,734)   (1,766,663)
From net realized gain                                    --            --      (350,215)           --
Tax return of capital                                     --            --       (91,654)           --
                                                 -----------   -----------   -----------   -----------
Total distributions to shareholders               (2,278,752)   (2,306,924)   (2,801,603)   (1,766,663)
                                                 -----------   -----------   -----------   -----------
From Fund Share Transactions:
Shares sold                                      188,358,513   216,704,153    14,978,386    21,277,833
Shares issued to shareholders in
reinvestment of distributions                      2,374,022     2,311,895     2,801,603     1,742,986
Less shares repurchased                         (149,766,710) (149,438,538)   (3,217,447)   (3,506,983)
                                                 -----------   -----------   -----------   -----------
Net increase                                      40,965,825    69,577,510    14,562,542    19,513,836
                                                 -----------   -----------   -----------   -----------

Net Assets:
Beginning of period                               32,951,507    73,917,332    22,281,983    34,471,799
                                                 -----------   -----------   -----------   -----------
End of period (including
undistributed net investment
income (loss)  (distributions in
excess of net investment income)
of $193, $193,  ($126,198) and
($647,782), respectively)                        $73,917,332  $143,494,842   $34,471,799   $52,836,210
                                                 ===========   ===========   ===========   ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.0576       $0.0232       $0.8345       $0.3978
                                                 -----------   -----------   -----------   -----------
Per share distributions from net
realized gain                                             --            --       $0.0945            --
                                                 -----------   -----------   -----------   -----------

* Analysis of Fund Share Transactions:
Shares sold                                      188,358,513   216,704,153     1,598,355     2,410,662
Shares issued to shareholders in
reinvestment of distributions                      2,374,022     2,311,895       302,236       196,644
Less shares repurchased                         (149,766,710) (149,438,538)     (339,848)     (393,723)
                                                 -----------   -----------   -----------   -----------
Net increase                                      40,965,825    69,577,510     1,560,743     2,213,583
                                                 ===========   ===========   ===========   ===========

See notes to financial statements.




Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                             V.A. CORE EQUITY FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                       YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $11.11        $14.11        $17.74        $19.70         $17.52
                                              --------       --------      --------      --------      --------       --------
Net Investment Income(2)                          0.06           0.16          0.10          0.09          0.08           0.04
Net Realized and Unrealized Gain (Loss) on
Investments                                       1.12           3.23          3.90          2.36         (1.48)         (0.86)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                  1.18           3.39          4.00          2.45         (1.40)         (0.82)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.06)         (0.14)        (0.10)        (0.09)        (0.09)         (0.04)
In Excess of Net Investment Income                  --             --            --            --(3)         --             --
From Net Realized Gain                           (0.01)         (0.25)        (0.27)        (0.40)        (0.31)            --
In Excess of Net Realized Gain                      --             --            --            --         (0.38)            --
                                              --------       --------      --------      --------      --------       --------
Total Distributions                              (0.07)         (0.39)        (0.37)        (0.49)        (0.78)         (0.04)
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                  $11.11         $14.11        $17.74        $19.70        $17.52         $16.66
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(4)                      11.78%(5,6)    30.68%(6)     28.42%        13.89%        (7.11%)        (4.68%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $1,149         $8,719       $26,691       $44,991       $40,673        $41,136
Ratio of Expenses to Average Net Assets          0.95%(7)       0.95%         0.95%         0.83%         0.85%          0.87%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        4.23%(7)       1.59%            --            --            --             --
Ratio of Net Investment Income to Average
Net Assets                                       1.60%(7)       1.24%         0.65%         0.47%         0.45%          0.49%(7)
Portfolio Turnover Rate                            24%            53%           55%           77%           97%            43%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains
(losses), distributions and total investment return of each Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
 ---------------------------------------------------------------------------------------------------------------
                                                                        V.A. RELATIVE VALUE FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00          $12.03          $18.03          $10.64
                                                        --------        --------        --------        --------
Net Investment Income(2)                                    0.11            0.10            0.02            0.01
Net Realized and Unrealized Gain (Loss) on
Investments                                                 2.02            6.65           (0.80)           0.61
                                                        --------        --------        --------        --------
Total from Investment Operations                            2.13            6.75           (0.78)           0.62
                                                        --------        --------        --------        --------
Less Distributions:
From Net Investment Income                                 (0.10)          (0.10)          (0.02)          (0.01)
From Net Realized Gain                                        --           (0.65)          (6.59)             --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.10)          (0.75)          (6.61)          (0.01)
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                            $12.03          $18.03          $10.64          $11.25
                                                        ========        ========        ========        ========
Total Investment Return(3)                                21.39%(4,5)     56.65%          (4.80%)          5.87%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                 $17,368         $38,766         $39,043         $51,987
Ratio of Expenses to Average Net Assets                    0.85%(6)        0.77%           0.79%           0.75%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                                  1.03%(6)           --              --              --
Ratio of Net Investment Income to Average
Net Assets                                                 1.17%(6)        0.66%           0.13%           0.24%(6)
Portfolio Turnover Rate                                     242%            166%            164%             40%

(1) Commenced operations on January 6, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. SOVEREIGN INVESTORS FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.74        $13.59        $15.61        $15.96        $15.69
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.07           0.22          0.27          0.24          0.21          0.12
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.76           2.82          2.00          0.35         (0.27)        (1.02)
                                              --------       --------      --------      --------      --------      --------
Total from Investment Operations                  0.83           3.04          2.27          0.59         (0.06)        (0.90)
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.07)         (0.18)        (0.25)        (0.24)        (0.21)        (0.11)
In Excess of Net Investment Income                  --             --            --            --(3)         --            --
From Net Realized Gain                           (0.02)         (0.01)           --            --            --            --
Tax Return of Capital                               --             --            --            --(3)         --            --
                                              --------       --------      --------      --------      --------      --------
Total Distributions                              (0.09)         (0.19)        (0.25)        (0.24)        (0.21)        (0.11)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $10.74         $13.59        $15.61        $15.96        $15.69        $14.68
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(4)                       8.30%(5,6)    28.43%(6)     16.88%         3.84%        (0.33%)       (5.70%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $1,111        $12,187       $34,170       $50,254       $55,328       $68,468
Ratio of Expenses to Average Net Assets          0.85%(7)       0.85%         0.74%         0.70%         0.72%         0.70%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        3.78%(7)       1.16%            --            --            --            --
Ratio of Net Investment Income to Average
Net Assets                                       1.90%(7)       1.81%         1.88%         1.57%         1.37%         1.59%(7)
Portfolio Turnover Rate                            17%            11%           19%           26%           46%           23%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                          V.A. FINANCIAL INDUSTRIES FUND
                                                      ------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                        PERIOD                                                           ENDED
                                                         ENDED                 YEAR ENDED DECEMBER 31,                 JUNE 30,
                                                   DECEMBER 31,       ----------------------------------------            2001
                                                        1997(1)           1998            1999            2000      (UNAUDITED)
                                                      --------        --------        --------        --------       ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period                    $10.00          $13.44          $14.45          $14.46          $18.34
                                                      --------        --------        --------        --------        --------
Net Investment Income(2)                                  0.11            0.18            0.11            0.06            0.05
Net Realized and Unrealized Gain on
Investments                                               3.39            0.97            0.06            3.87           (1.80)
                                                      --------        --------        --------        --------        --------
Total from Investment Operations                          3.50            1.15            0.17            3.93           (1.75)
                                                      --------        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                               (0.05)          (0.14)          (0.10)          (0.05)             --
From Net Realized Gain                                   (0.01)             --(3)        (0.05)             --              --
Tax Return of Capital                                       --              --           (0.01)             --              --
                                                      --------        --------        --------        --------        --------
Total Distributions                                      (0.06)          (0.14)          (0.16)          (0.05)             --
                                                      --------        --------        --------        --------        --------
Net Asset Value, End of Period                          $13.44          $14.45          $14.46          $18.34          $16.59
                                                      ========        ========        ========        ========        ========
Total Investment Return(4)                              35.05%(5,6)      8.55%           1.23%          27.16%          (9.54%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)               $18,465         $54,569         $49,312         $71,367         $81,990
Ratio of Expenses to Average Net Assets                  1.05%(7)        0.92%           0.90%           0.90%           0.90%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                                1.39%(7)          --              --              --              --
Ratio of Net Investment Income to Average
Net Assets                                               1.32%(7)        1.25%           0.77%           0.36%           0.65%(7)
Portfolio Turnover Rate                                    11%             38%             72%             41%             53%

(1) Commenced operations on April 30, 1997.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown.

(7) Annualized.

(8) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------
                                                           V.A. TECHNOLOGY FUND
                                                        --------------------------
                                                                        SIX MONTHS
                                                          PERIOD             ENDED
                                                           ENDED           JUNE 30,
                                                     DECEMBER 31,             2001
                                                          2000(1)       (UNAUDITED)
                                                        --------          --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00             $7.33
                                                        --------          --------
Net Investment Income(2)                                    0.03             (0.01)
Net Realized and Unrealized Loss on
Investments                                                (2.69)            (2.05)
                                                        --------          --------
Total from Investment Operations                           (2.66)            (2.06)
                                                        --------          --------
Less Distributions:
From Net Investment Income                                 (0.01)               --
                                                        --------          --------
Total Distributions                                        (0.10)            $5.27
                                                        --------          --------
Net Asset Value, End of Period                             $7.33            $11.25
                                                        ========          ========
Total Investment Return(3,4)                             (26.56%)(5)       (28.10%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                 $14,402           $21,581
Ratio of Expenses to Average Net Assets                    1.05%(6)          1.05%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                                  1.99%(6)          1.14%(6)
Ratio of Net Investment Income to Average
Net Assets                                                 0.62%(6)         (0.22%)(6)
Portfolio Turnover Rate                                      75%               21%

(1) Commenced operations on May 1, 2000.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the period shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
 ----------------------------------------------------------------------------------------------------------------------------
                                                                               V.A. BOND FUND
                                              -------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                PERIOD                                                                  ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------          2001
                                                1996(1)          1997          1998          1999          2000    (UNAUDITED)
                                              --------       --------      --------      --------      --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.19        $10.36        $10.51         $9.81        $10.29
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.23           0.68          0.63          0.64          0.64          0.28
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.21           0.24          0.32         (0.70)         0.50          0.01
                                              --------       --------      --------      --------      --------      --------
Total from Investment Operations                  0.44           0.92          0.95         (0.06)         1.12          0.29
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.23)         (0.68)        (0.63)        (0.64)        (0.64)        (0.30)
From Net Realized Gain                           (0.02)         (0.07)        (0.17)           --            --            --
                                              --------       --------      --------      --------      --------      --------
Total Distributions                              (0.25)         (0.75)        (0.80)        (0.64)        (0.64)        (0.30)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $10.19         $10.36        $10.51         $9.81        $10.29        $10.28
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(3)                       4.42%(4,5)     9.30%(5)      9.41%(5)     (0.51%)(5)    11.89%(5)      2.78%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $1,056         $3,682       $10,669       $12,531       $25,173       $67,692
Ratio of Expenses to Average Net Assets          0.75%(6)       0.75%         0.75%         0.75%         0.75%         0.68%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        4.15%(6)       2.53%         1.34%         1.01%         0.92%           --
Ratio of Net Investment Income to Average
Net Assets                                       6.69%(6)       6.57%         5.93%         6.39%         6.47%         5.50%(6,8)
Portfolio Turnover Rate                            45%           193%          367%          307%          298%          195%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 5.77%.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                                           V.A. MONEY MARKET FUND
                                              -------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                PERIOD                                                                  ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------          2001
                                                1996(1)          1997          1998          1999          2000    (UNAUDITED)
                                              --------       --------      --------      --------      --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period             $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.02           0.05          0.05          0.05          0.06          0.02
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.02)         (0.05)        (0.05)        (0.05)        (0.06)        (0.02)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                   $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(3)                       1.61%(4,5)     4.88%(5)      4.87%         4.58%         5.90%         2.33%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)          $207         $8,377       $16,519       $32,952       $73,917      $143,495
Ratio of Expenses to Average Net Assets          0.75%(6)       0.75%         0.74%         0.66%         0.60%         0.57%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                       27.48%(6)       1.27%            --            --            --            --
Ratio of Net Investment Income to Average
Net Assets                                       4.68%(6)       4.86%         4.70%         4.55%         5.86%         4.52%(6)

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                                          V.A. STRATEGIC INCOME FUND
                                              -------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                PERIOD                                                                  ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                   JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------          2001
                                                1996(1)          1997          1998          1999          2000    (UNAUDITED)
                                              --------       --------      --------      --------      --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.30        $10.47        $10.10         $9.77         $8.97
                                              --------       --------      --------      --------      --------      --------
Net Investment Income(2)                          0.27           0.91          0.85          0.80          0.83          0.33
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.36           0.26         (0.35)        (0.33)        (0.71)        (0.17)
                                              --------       --------      --------      --------      --------      --------
Total from Investment Operations                  0.63           1.17          0.50          0.47          0.12          0.16
                                              --------       --------      --------      --------      --------      --------

Less Distributions:
From Net Investment Income                       (0.27)         (0.91)        (0.85)        (0.80)        (0.83)        (0.40)
From Net Realized Gain                           (0.06)         (0.09)        (0.02)           --         (0.09)           --
                                              --------       --------      --------      --------      --------      --------
Total Distributions                              (0.33)         (1.00)        (0.87)        (0.80)        (0.92)        (0.40)
                                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $10.30         $10.47        $10.10         $9.77         $8.97         $8.73
                                              ========       ========      ========      ========      ========      ========
Total Investment Return(3)                       6.45%(4,5)    11.77%(5)      4.92%(5)      4.82%(5)      1.40%         1.79%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $2,131         $5,540       $15,019       $22,282       $34,472       $52,836
Ratio of Expenses to Average Net Assets          0.85%(6)       0.85%         0.85%         0.85%         0.76%         0.71%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        2.28%(6)       1.37%         0.93%         0.87%            --            --
Ratio of Net Investment Income to Average
Net Assets                                       7.89%(6)       8.77%         8.19%         8.06%         8.91%         7.60%(6,8)
Portfolio Turnover Rate                            73%           110%           92%           53%(9)        53%           47%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) Not annualized.

(5) The total return would have been lower had certain expenses not been reduced during the period shown.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 9.10%

(9) Portfolio turnover rate excludes merger activity.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Core Equity Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Core Equity Fund on June 30, 2001. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Aerospace (1.72%)
General Dynamics Corp.                                                      3,800        $295,678
United Technologies Corp.                                                   5,600         410,256
                                                                                   --------------
                                                                                          705,934
                                                                                   --------------
Automobile/Trucks (1.15%)
Ford Motor Co.                                                             13,000         319,150
Lear Corp.*                                                                 4,400         153,560
                                                                                   --------------
                                                                                          472,710
                                                                                   --------------
Banks - United States (4.05%)
Bank of America Corp.                                                       4,600         276,138
Comerica, Inc.                                                              3,100         178,560
FleetBoston Financial Corp.                                                 4,100         161,745
J.P. Morgan Chase & Co.                                                     5,600         249,760
Mellon Financial Corp.                                                      3,300         151,800
U.S. Bancorp                                                               28,400         647,236
                                                                                   --------------
                                                                                        1,665,239
                                                                                   --------------
Beverages (1.08%)
Anheuser-Busch Cos., Inc.                                                   4,600         189,520
PepsiCo, Inc.                                                               5,800         256,360
                                                                                   --------------
                                                                                          445,880
                                                                                   --------------
Building (0.60%)
Black & Decker Corp. (The)                                                  6,300         248,598
                                                                                   --------------
Chemicals (2.55%)
Air Products & Chemicals, Inc.                                              5,200         237,900
Dow Chemical Co.                                                           16,200         538,650
Praxair, Inc.                                                               5,800         272,600
                                                                                   --------------
                                                                                        1,049,150
                                                                                   --------------
Computers (14.07%)
Adobe Systems, Inc.                                                         2,300         108,100
Cadence Design Systems, Inc.*                                               6,000         111,780
Cisco Systems, Inc.*                                                        8,600         156,520
Dell Computer Corp.*                                                       14,000         366,100
Electronic Data Systems Corp.                                               6,100         381,250
First Data Corp.                                                            4,000         257,000
Fiserv, Inc.*                                                               3,500         223,930
International Business Machines Corp.                                       6,300         711,900
Lexmark International, Inc.*                                                7,800         524,550
Microsoft Corp.*                                                           25,500       1,861,500
Oracle Corp.*                                                              17,100         324,900
PeopleSoft, Inc.*                                                           3,000         147,690
Sabre Holdings Corp.*                                                       3,800         190,000
SunGard Data Systems, Inc.*                                                14,100         423,141
                                                                                   --------------
                                                                                        5,788,361
                                                                                   --------------
Cosmetics & Personal Care (0.68%)
Avon Products, Inc.                                                         6,000         277,680
                                                                                   --------------
Diversified Operations (7.27%)
General Electric Co.                                                       39,300       1,915,875
Minnesota Mining & Manufacturing Co.                                        3,300         376,530
Tyco International Ltd.                                                    12,800         697,600
                                                                                   --------------
                                                                                        2,990,005
                                                                                   --------------

Electronics (6.17%)
Analog Devices, Inc.*                                                       4,200         181,650
Applied Materials, Inc.*                                                    4,100         201,310
Intel Corp.                                                                31,600         924,300
KLA-Tencor Corp.*                                                           3,300         192,951
Linear Technology Corp.                                                     4,900         216,678
LSI Logic Corp.*                                                            7,000         131,600
Maxim Integrated Products, Inc.*                                            3,600         159,156
Parker- Hannifin Corp.                                                      3,700         157,028
Texas Instruments, Inc.                                                     7,800         245,700
Xilinx, Inc.*                                                               3,100         127,844
                                                                                   --------------
                                                                                        2,538,217
                                                                                   --------------
Energy (0.47%)
Mirant Corp.*                                                               5,600         192,640
                                                                                   --------------
Finance (5.84%)
Citigroup, Inc.                                                            32,600       1,722,584
Concord EFS, Inc.*                                                          4,100         213,241
Washington Mutual, Inc.                                                    12,450         467,498
                                                                                   --------------
                                                                                        2,403,323
                                                                                   --------------
Food (0.56%)
Kraft Foods, Inc. (Class A)*                                                3,000          93,000
Unilever NV, American Depositary Receipt
(ADR) (Netherlands)                                                         2,300         137,011
                                                                                   --------------
                                                                                          230,011
                                                                                   --------------
Insurance (4.35%)
American International Group, Inc.                                          5,600         481,600
Hartford Financial Services Group, Inc. (The)                               4,900         335,160
Lincoln National Corp.                                                      5,600         289,800
St. Paul Cos., Inc. (The)                                                   6,500         329,485
Torchmark Corp.                                                             4,300         172,903
XL Capital Ltd. (Class A)                                                   2,200         180,620
                                                                                   --------------
                                                                                        1,789,568
                                                                                   --------------
Leisure (0.53%)
Disney (Walt) Co. (The)                                                     7,500         216,675
                                                                                   --------------
Manufacturing (0.31%)
Danaher Corp.                                                               2,300         128,800
                                                                                   --------------
Media (4.26%)
AOL Time Warner, Inc.*                                                     20,600       1,091,800
AT&T Corp. - Liberty Media Group*                                          16,400         286,836
Viacom, Inc. (Class B)*                                                     7,200         372,600
                                                                                   --------------
                                                                                        1,751,236
                                                                                   --------------
Medical (11.90%)
Abbott Laboratories                                                         5,400         259,254
Allergan, Inc.                                                              2,000         171,000
American Home Products Corp.                                                7,400         432,456
Bristol-Myers Squibb Co.                                                    7,800         407,940
Invitrogen Corp.*                                                           2,000         111,280
Johnson & Johnson                                                          14,618         730,900
Laboratory Corp. of America
Holdings*                                                                   2,200         169,180
Lincare Holdings, Inc.*                                                     5,400         162,054
Merck & Co., Inc.                                                           9,400         600,754
Pfizer, Inc.                                                               34,000       1,361,700
Pharmacia Corp.                                                             3,600         165,420
Schering-Plough Corp.                                                       4,100         148,584
Trigon Healthcare, Inc.*                                                    2,700         175,095
                                                                                   --------------
                                                                                        4,895,617
                                                                                   --------------
Mortgage Banking (1.88%)
Fannie Mae                                                                  9,100         774,865
                                                                                   --------------
Office (0.45%)
Avery Dennison Corp.                                                        3,600         183,780
                                                                                   --------------
Oil & Gas (7.25%)
Apache Corp.                                                                2,500         126,875
Chevron Corp.                                                               3,000         271,500
El Paso Corp.                                                               2,300         120,842
Enron Corp.                                                                 7,000         343,000
Exxon Mobil Corp.                                                          14,112       1,232,683
Kerr-McGee Corp.                                                            2,400         159,048
Royal Dutch Petroleum Co. (ADR)
(Netherlands)                                                               9,600         559,392
USX - Marathon Group                                                        5,800         171,158
                                                                                   --------------
                                                                                        2,984,498
                                                                                   --------------
Paper & Paper Products (0.56%)
Kimberly-Clark Corp.                                                        4,100         229,190
                                                                                   --------------
Retail (8.78%)
Abercrombie & Fitch Co. (Class A)*                                          4,100         182,450
Bed Bath & Beyond, Inc.*                                                    5,600         168,000
CVS Corp.                                                                   4,600         177,560
Home Depot, Inc. (The)                                                      6,600         307,230
Kohl's Corp.*                                                               7,900         495,567
Lowe's Cos., Inc.                                                           9,200         667,460
May Department Stores Co. (The)                                             7,400         253,524
Target Corp.                                                                5,600         193,760
TJX Cos., Inc.                                                              9,700         309,139
Walgreen Co.                                                                3,900         133,185
Wal-Mart Stores, Inc.                                                      14,800         722,240
                                                                                   --------------
                                                                                        3,610,115
                                                                                   --------------
Soap & Cleaning Preparations (1.07%)
Colgate-Palmolive Co.                                                       4,100         241,859
Procter & Gamble Co. (The)                                                  3,100         197,780
                                                                                   --------------
                                                                                          439,639
                                                                                   --------------
Telecommunications (6.15%)
Broadwing, Inc.*                                                            6,700         163,815
Comverse Technology, Inc.*                                                  1,800         102,780
QUALCOMM, Inc.*                                                             4,500         263,160
Qwest Communications International, Inc.                                   17,000         541,790
Sprint Corp*                                                               11,700         282,555
Telephone and Data Systems, Inc.                                            1,800         195,750
Verizon Communications, Inc.                                               18,300         979,050
                                                                                   --------------
                                                                                        2,528,900
                                                                                   --------------
Tobacco (1.92%)
Philip Morris Cos., Inc.                                                   15,600         791,700
                                                                                   --------------
Utilities (4.01%)
Allegheny Energy, Inc.                                                      4,400         212,300
Duke Energy Corp.                                                          16,500         643,665
Exelon Corp.                                                                8,100         519,372
SBC Communications, Inc.                                                    6,900         276,414
                                                                                   --------------
                                                                                        1,651,751
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $36,203,706)                                                        (99.63%)     40,984,082
                                                                   --------------  --------------
                                                      INTEREST        PAR VALUE
                                                        RATE       (000s OMITTED)
                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.36%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625%
due 08-15-15 and 6.250% due 08-15-23,
U.S. Treasury Note 5.625% due 11-30-02)                   3.97%               558         558,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS                                               (1.36%)        558,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (100.99%)     41,542,082
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.99%)       (406,090)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $41,135,992
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Relative Value Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Relative Value Fund on June 30, 2001. It's divided into three main categories: common stocks, bonds and short-term investments. Common stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Aerospace (1.53%)
Raytheon Co.                                                               30,000        $796,500
                                                                                   --------------
Business Services - Misc. (0.84%)
Moody's Corp.                                                              13,000         435,500
                                                                                   --------------
Computers (10.99%)
Computer Associates International, Inc.                                    51,493       1,853,748
Concord Communications, Inc.*                                              60,000         540,000
Hyperion Solutions Corp.*                                                  14,000         210,000
MicroStrategy, Inc.*                                                       50,000         140,000
Parametric Technology Corp.*                                              162,000       2,266,380
Viant Corp.*                                                               22,500          42,075
Wind River Systems, Inc.*                                                  37,950         662,607
                                                                                   --------------
                                                                                        5,714,810
                                                                                   --------------
Containers (0.70%)
Sealed Air Corp.*                                                           9,829         366,130
                                                                                   --------------
Cosmetics & Personal Care (0.11%)
Gillette Co. (The)                                                          1,900          55,081
                                                                                   --------------
Diversified Operations (2.75%)
Tyco International, Ltd.                                                   26,200       1,427,900
                                                                                   --------------
Electronics (14.39%)
Agere Systems, Inc. (Class A)*                                            403,990       3,029,925
Alpha Industries, Inc.                                                     44,200       1,306,110
Conexant Systems, Inc.*                                                    90,350         808,633
Flextronics International, Ltd.*
(Singapore)                                                                 9,000         234,990
MKS Instruments, Inc.*                                                     16,871         485,885
Sanmina Corp.*                                                              8,000         187,280
SBS Technologies, Inc.*                                                    12,000         227,040
Sony Corp. (Japan)                                                          4,800         315,598
Texas Instruments, Inc.                                                     8,000         252,000
Vicor Corp.*                                                               38,900         634,070
                                                                                   --------------
                                                                                        7,481,531
                                                                                   --------------
Fiber Optics (2.87%)
Finisar Corp.*                                                             80,000       1,494,400
                                                                                   --------------
Finance (1.81%)
Citigroup, Inc.                                                            17,841         942,718
                                                                                   --------------
Food (0.32%)
Hain Celestial Group, Inc.*                                                 7,500         165,000
                                                                                   --------------
Insurance (3.65%)
ACE, Ltd. (Bermuda)                                                        17,505         684,270
Ambac Financial Group, Inc.                                                12,334         717,839
XL Capital, Ltd. (Class A)                                                  6,032         495,227
                                                                                   --------------
                                                                                        1,897,336
                                                                                   --------------

Media (19.30%)
AT&T Corp. - Liberty Media Corp.
(Class A)*                                                                128,244       2,242,988
Clear Channel Communications, Inc.*                                        11,000         689,700
Cumulus Media, Inc. (Class A)*                                             75,000       1,018,500
Pegasus Communications Corp.*                                             120,700       2,715,750
USA Networks, Inc.*                                                        24,000         672,000
Viacom, Inc. (Class B)*                                                    17,000         879,750
XM Satellite Radio Holdings, Inc.
(Class A)*                                                                112,050       1,815,210
                                                                                   --------------
                                                                                       10,033,898
                                                                                   --------------
Medical (8.66%)
Abbott Laboratories                                                        17,500         840,175
Alpharma, Inc. (Class A)                                                   17,000         463,250
Apogent Technologies, Inc.*                                                32,500         799,500
Bristol-Myers Squibb Co.                                                   10,000         523,000
I-STAT Corp.*                                                              35,000         515,900
Schering-Plough Corp.                                                      37,500       1,359,000
                                                                                   --------------
                                                                                        4,500,825
                                                                                   --------------
Oil & Gas (0.87%)
Unocal Corp.                                                               13,300         454,195
                                                                                   --------------
Retail (1.56%)
McDonald's Corp.                                                           30,000         811,800
                                                                                   --------------
Telecommunications (22.70%)
ANTEC Corp.*                                                               57,750         716,100
CenturyTel, Inc.                                                           10,000         303,000
Corning, Inc.                                                              35,000         584,850
CTC Communications Group, Inc.*                                            60,000         183,600
Hughes Electronics Corp.                                                  107,500       2,176,875
Lucent Technologies, Inc.                                                  99,253         615,369
Motient Corp.*                                                             30,000          32,100
Nextel Communications, Inc. (Class
A)*                                                                        98,200       1,718,500
Nextel Partners, Inc. (Class A)*                                           33,000         512,160
QUALCOMM, Inc.*                                                            20,000       1,169,600
Sprint Corp.                                                              110,000       2,349,600
TeleCorp PCS, Inc. (Class A)*                                              30,000         581,100
Verizon Communications, Inc.                                               16,000         856,000
                                                                                   --------------
                                                                                       11,798,854
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $53,300,555)                                                        (93.05%)     48,376,478
                                                                   --------------  --------------

                                      INTEREST        CREDIT          PAR VALUE
                                        RATE          RATING**     (000s OMITTED)
                                   --------------  --------------  --------------
BONDS
Office (0.27%)
Danka Business Systems Plc,
Conv Note (United Kingdom)
04-01-02                                6.750%           B+                  $500        $140,625
                                                                                   --------------

TOTAL BONDS
(Cost $440,958)                                                            (0.27%)        140,625
                                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.51%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated  06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,  6.250%
thru 10.625%, due  08-15-15 thru
08-15-23  and U.S. Treasury Notes,
5.625%, due 11-30-02)                    3.970%                             2,863       2,863,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS                                               (5.51%)      2,863,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (98.83%)     51,380,103
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.17%)        606,708
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $51,986,811
                                                                   ==============  ==============

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Sovereign Investors Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Sovereign Investors Fund on June 30, 2001. It is divided into three main categories: common stocks, U.S. government obligations and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (1.07%)
Interpublic Group of Cos., Inc. (The)                                      25,000        $733,750
                                                                                   --------------
Banks - United States (6.79%)
FleetBoston Financial Corp.                                                22,000         867,900
Mellon Financial Corp.                                                     25,000       1,150,000
PNC Bank Corp.                                                             21,500       1,414,485
State Street Corp.                                                         10,000         494,900
Wells Fargo & Co.                                                          15,500         719,665
                                                                                   --------------
                                                                                        4,646,950
                                                                                   --------------
Beverages (1.10%)
PepsiCo, Inc.                                                              17,000         751,400
                                                                                   --------------
Chemicals (4.43%)
Air Products & Chemicals, Inc.                                             20,000         915,000
Dow Chemical Co.                                                           25,000         831,250
Rohm & Haas Co.                                                            39,000       1,283,100
                                                                                   --------------
                                                                                        3,029,350
                                                                                   --------------
Computers (4.95%)
Automatic Data Processing, Inc.                                             8,000         397,600
Cisco Systems, Inc.*                                                       31,000         564,200
Compaq Computer Corp.                                                      30,000         464,700
International Business Machines Corp.                                      16,000       1,808,000
Sun Microsystems, Inc.*                                                    10,000         157,200
                                                                                   --------------
                                                                                        3,391,700
                                                                                   --------------
Containers (1.47%)
Bemis Co., Inc.                                                            25,000       1,004,250
                                                                                   --------------
Diversified Operations (2.38%)
Minnesota Mining & Manufacturing Co.                                        3,500         399,350
Tyco International Ltd.                                                    22,500       1,226,250
                                                                                   --------------
                                                                                        1,625,600
                                                                                   --------------
Electronics (5.13%)
Emerson Electric Co.                                                       12,700         768,350
General Electric Co.                                                       28,800       1,404,000
Intel Corp.                                                                40,000       1,170,000
Texas Instruments, Inc.                                                     5,500         173,250
                                                                                   --------------
                                                                                        3,515,600
                                                                                   --------------
Finance (8.01%)
Citigroup, Inc.                                                            45,225       2,389,689
Household International, Inc.                                              11,500         767,050
J.P. Morgan Chase & Co.                                                    30,000       1,338,000
Merrill Lynch & Co., Inc.                                                   7,500         444,375
Morgan Stanley Dean Witter & Co.                                            8,500         545,955
                                                                                   --------------
                                                                                        5,485,069
                                                                                   --------------
Food (0.74%)
Kraft Foods, Inc. (Class A)*                                               16,435         509,485
                                                                                   --------------
Insurance (2.28%)
AFLAC, Inc.                                                                24,800         780,952
American International Group, Inc.                                          9,093         781,998
                                                                                   --------------
                                                                                        1,562,950
                                                                                   --------------

Media (1.52%)
Gannett Co., Inc.                                                           5,500         362,450
McGraw-Hill Cos., Inc. (The)                                               10,200         674,730
                                                                                   --------------
                                                                                        1,037,180
                                                                                   --------------
Medical (10.07%)
Abbott Laboratories                                                        21,000       1,008,210
American Home Products Corp.                                               23,000       1,344,120
Baxter International, Inc.                                                 22,200       1,087,800
Johnson & Johnson                                                          32,000       1,600,000
Merck & Co., Inc.                                                           9,000         575,190
Pfizer, Inc.                                                               19,250         770,963
Schering-Plough Corp.                                                      14,000         507,360
                                                                                   --------------
                                                                                        6,893,643
                                                                                   --------------
Mortgage Banking (3.40%)
Fannie Mae                                                                 15,000       1,277,250
Freddie Mac                                                                15,000       1,050,000
                                                                                   --------------
                                                                                        2,327,250
                                                                                   --------------
Office (1.50%)
Avery Dennison Corp.                                                       20,150       1,028,658
                                                                                   --------------
Oil & Gas (8.22%)
Anadarko Petroleum Corp.                                                   18,000         972,540
Chevron Corp.                                                              17,200       1,556,600
Conoco, Inc. (Class B)                                                     30,000         867,000
Exxon Mobil Corp.                                                          10,184         889,572
Halliburton Co.                                                            23,000         818,800
Royal Dutch Petroleum Co., American Depositary
Receipts (Netherlands)                                                      9,000         524,430
                                                                                   --------------
                                                                                        5,628,942
                                                                                   --------------
Paper & Paper Products (1.55%)
Kimberly-Clark Corp.                                                       19,000       1,062,100
                                                                                   --------------
Retail (2.37%)
Home Depot, Inc. (The)                                                      9,000         418,950
Lowe's Cos., Inc.                                                           7,000         507,850
SYSCO Corp.                                                                16,400         445,260
Target Corp.                                                                7,317         253,168
                                                                                   --------------
                                                                                        1,625,228
                                                                                   --------------
Telecommunications (2.19%)
Verizon Communications                                                     28,000       1,498,000
                                                                                   --------------
Tobacco (1.85%)
Philip Morris Cos., Inc.                                                   25,000       1,268,750
                                                                                   --------------
Utilities (5.48%)
BellSouth Corp.                                                            38,000       1,530,260
SBC Communications, Inc.                                                   22,844         915,130
Xcel Energy, Inc.                                                          46,000       1,308,700
                                                                                   --------------
                                                                                        3,754,090
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $47,820,735)                                                        (76.50%)     52,379,945
                                                                   --------------  --------------
                                      INTEREST        CREDIT          PAR VALUE
                                        RATE          RATING**     (000s OMITTED)
                                   --------------  --------------  --------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. (13.85%)
United States Treasury,
Bond 05-15-30                           6.25%           AAA                $2,000      $2,118,420
Bond 02-15-31                           5.38            AAA                 2,000       1,895,000
Note 09-30-02                           5.88            AAA                 2,400       2,453,616
Note 02-28-03                           4.63            AAA                 3,000       3,019,230
                                                                                   --------------
                                                                                        9,486,266
                                                                                   --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $9,675,719)                                                         (13.85%)      9,486,266
                                                                   --------------  --------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.46%)
Investment in a joint repurchase
agreement transaction with
UBS Warburg, Inc. - Dated
06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,
10.625% due 08-15-15 and
6.250% due 08-15-23,
U.S. Treasury Note 5.625%
due 11-30-02)                           3.97%                               6,474       6,474,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,474,000)                                                          (9.46%)      6,474,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.81%)     68,340,211
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.19%)        127,618
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $68,467,829
                                                                   ==============  ==============

 * Non-income producing security.

** Credit ratings by Moody's Investors Service or John Hancock Advisers,
   Inc. where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Financial Industries Fund
Investors Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Financial Industries Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Banks - Foreign (3.33%)
Banco Popular Espanol SA (Spain)                                           36,500      $1,275,847
Lloyds TSB Group Plc (United
Kingdom)                                                                  145,000       1,450,943
                                                                                   --------------
                                                                                        2,726,790
                                                                                   --------------
Banks - Midwest (7.01%)
Fifth Third Bancorp                                                        57,250       3,437,862
Northern Trust Corp.                                                       36,900       2,306,250
                                                                                   --------------
                                                                                        5,744,112
                                                                                   --------------
Banks - Money Center (5.85%)
Citigroup, Inc.                                                            62,000       3,276,080
J.P. Morgan Chase & Co.                                                    34,000       1,516,400
                                                                                   --------------
                                                                                        4,792,480
                                                                                   --------------
Banks - Northeast (2.60%)
State Street Corp.                                                         43,100       2,133,019
                                                                                   --------------
Banks - Southeast (2.95%)
BB&T Corp.                                                                 65,900       2,418,530
                                                                                   --------------
Banks - Superregional (13.62%)
Bank of New York Co., Inc. (The)                                           44,500       2,136,000
FleetBoston Financial Corp.                                                66,536       2,624,845
PNC Financial Services Group.                                              15,000         986,850
U.S. Bancorp                                                              106,260       2,421,665
Wells Fargo & Co.                                                          64,500       2,994,735
                                                                                   --------------
                                                                                       11,164,095
                                                                                   --------------
Banks - West (2.45%)
Zions Bancorp.                                                             34,000       2,006,000
                                                                                   --------------
Broker Services (11.21%)
Goldman Sachs Group, Inc.                                                  26,500       2,273,700
Instinet Group Inc.*                                                        3,450          64,308
Lehman Brothers Holdings, Inc.                                             32,500       2,526,875
Merrill Lynch & Co., Inc.                                                  40,500       2,399,625
Schwab (Charles) Corp. (The)                                              126,076       1,928,963
                                                                                   --------------
                                                                                        9,193,471
                                                                                   --------------
Computer - Services (2.96%)
Fiserv, Inc.*                                                              38,000       2,431,240
                                                                                   --------------
Diversified Operations (5.01%)
General Electric Co.                                                       62,000       3,022,500
Tyco International Ltd.                                                    20,000       1,090,000
                                                                                   --------------
                                                                                        4,112,500
                                                                                   --------------
Finance - Consumer Loans (8.92%)
American Express Co.                                                       63,900       2,479,320
Household International, Inc.                                              42,000       2,801,400
MBNA Corp.                                                                 61,650       2,031,368
                                                                                   --------------
                                                                                        7,312,088
                                                                                   --------------
Finance - Investment Management (2.73%)
Amvescap Plc (United Kingdom)                                             129,000       2,240,601
                                                                                   --------------
Insurance - Brokers (3.51%)
Marsh & McLennan Cos., Inc.                                                28,300       2,858,300
Willis Group Holdings Ltd.*                                                 1,240          22,010
                                                                                   --------------
                                                                                        2,880,310
                                                                                   --------------
Insurance - Life (4.48%)
AFLAC, Inc.                                                                98,400       3,098,616
American General Corp.                                                     12,400         575,980
                                                                                   --------------
                                                                                        3,674,596
                                                                                   --------------
Insurance - Multi Line (4.10%)
AXA (France)                                                               48,000       1,367,371
Loews Corp.                                                                31,000       1,997,330
                                                                                   --------------
                                                                                        3,364,701
                                                                                   --------------
Insurance - Property & Casualty (9.15%)
Allstate Corp. (The)                                                       46,000       2,023,540
Ambac Financial Group, Inc.                                                37,750       2,197,050
American International Group, Inc.                                         38,125       3,278,750
                                                                                   --------------
                                                                                        7,499,340
                                                                                   --------------
Mortgage & Real Estate Services (3.53%)
Fannie Mae                                                                 34,000       2,895,100
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $68,696,240)                                                        (93.41%)     76,588,973
                                                                   --------------  --------------
                                                      INTEREST        PAR VALUE
                                                        RATE       (000s OMITTED)
                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.17%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01 due 07-02-01
(Secured by U.S. Treasury  Bonds,
10.625% due 08-15-15 and  6.250% due
08-15-23, U.S. Treasury  Note 5.625% due
11-30-02)                                                3.97%             $5,059       5,059,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (6.17%)      5,059,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.58%)     81,647,973
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.42%)        341,622
                                                                   --------------  --------------
TOTAL NET ASETS                                                          (100.00%)    $81,989,595
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Technology Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the V.A. Technology Fund on June 30, 2001. It is divided into three main categories: common stocks, rights and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (0.29%)
DoubleClick, Inc.*                                                          4,500         $62,820
                                                                                   --------------
Computer - Graphics (1.38%)
Cadence Design Systems, Inc.*                                              16,000         298,080
                                                                                   --------------
Computer - Integrated Systems (0.68%)
Redback Networks, Inc.*                                                    16,500         147,180
                                                                                   --------------
Computer - Internet Services (6.18%)
Amazon.com, Inc.*                                                          13,500         191,025
Art Technology Group, Inc.*                                                11,000          63,800
Exodus Communications, Inc.*                                               19,500          40,170
Infospace, Inc.*                                                           14,000          53,760
Inktomi Corp.*                                                              2,975          28,530
RealNetworks, Inc.*                                                         9,850         115,738
ScreamingMedia, Inc.*                                                      13,250          39,088
TIBCO Software, Inc.*                                                       7,500          95,775
VeriSign, Inc.*                                                             9,500         570,095
VerticalNet, Inc.*                                                          3,400           8,466
Viant Corp.*                                                                1,700           3,179
Vignette Corp.*                                                            14,000         124,180
                                                                                   --------------
                                                                                        1,333,806
                                                                                   --------------
Computer - Local Networks (3.02%)
Cisco Systems, Inc.*                                                       24,000         436,800
JNI Corp.*                                                                  7,000          98,000
Lucent Technologies, Inc.                                                   3,600          22,320
Network Appliance, Inc.*                                                    7,000          95,900
                                                                                   --------------
                                                                                          653,020
                                                                                   --------------
Computer - Memory Devices (6.87%)
EMC Corp.*                                                                 17,500         508,375
Emulex Corp.*                                                              10,000         404,000
VERITAS Software Corp.*                                                     8,000         532,240
Western Digital Corp.*                                                      9,400          37,600
                                                                                   --------------
                                                                                        1,482,215
                                                                                   --------------
Computer - Micro/Macro (2.18%)
Dell Computer Corp.*                                                       18,000         470,700
                                                                                   --------------
Computer - Services (0.82%)
Unisys Corp.*                                                              12,000         176,520
                                                                                   --------------
Computer - Software (20.53%)
BEA Systems, Inc.*                                                         15,500         476,005
Citrix Systems, Inc.*                                                      15,500         540,950
i2 Technologies, Inc.*                                                     16,000         316,800
Mercury Interactive Corp.*                                                 10,500         628,950
Networks Associates, Inc.*                                                  4,500          56,025
Oracle Corp.*                                                              18,000         342,000
Parametric Technology Corp.*                                               23,000         321,770
Rational Software Corp.*                                                   18,000         504,900
Siebel Systems, Inc.*                                                      12,000         562,800
SmartForce Plc,* American Depositary Receipt
(ADR) (Ireland)                                                             9,500         334,685
Sun Microsystems, Inc.*                                                    22,000         345,840
                                                                                   --------------
                                                                                        4,430,725
                                                                                   --------------

Electronics - Components Misc. (6.03%)
Flextronics International Ltd.* (Singapore)                                19,500         509,145
Sanmina Corp.*                                                             17,000         397,970
Solectron Corp.*                                                           21,500         393,450
                                                                                   --------------
                                                                                        1,300,565
                                                                                   --------------
Electronics - Products Misc. (0.80%)
Aeroflex, Inc.*                                                            16,500         173,250
                                                                                   --------------
Electronics - Semiconductor Components (26.92%)
Amkor Technology, Inc.*                                                    15,000         331,500
Analog Devices, Inc.*                                                      11,000         475,750
Applied Materials, Inc.*                                                   13,000         638,300
Applied Micro Circuits Corp.*                                               8,000         137,600
ASM Lithography Holding N.V.* (Netherlands)                                15,500         344,875
Atmel Corp.*                                                               20,500         276,545
Cypress Semiconductor Corp.*                                               22,500         536,625
Integrated Device Technology, Inc.*                                        15,000         475,350
Intel Corp.                                                                 4,000         117,000
KLA-Tencor Corp.*                                                          12,000         701,640
Micron Technology, Inc.*                                                   17,500         719,250
MKS Instruments, Inc.*                                                     11,000         316,800
Novellus Systems, Inc.*                                                     8,000         454,320
PRI Automation, Inc.*                                                         300           5,557
Taiwan Semiconductor Manufacturing Co. Ltd.*
(ADR) (Taiwan)                                                             14,995         227,774
Transmeta Corp.*                                                            9,000          50,220
                                                                                   --------------
                                                                                        5,809,106
                                                                                   --------------
Fiber Optics (3.78%)
CIENA Corp.*                                                                8,000         304,000
Finisar Corp.*                                                             21,000         392,280
JDS Uniphase Corp.*                                                         9,500         118,750
                                                                                   --------------
                                                                                          815,030
                                                                                   --------------
Media - Cable TV (3.93%)
AOL Time Warner, Inc.*                                                     16,000         848,000
                                                                                   --------------
Telecom - Equipment (5.21%)
Ericsson (L.M.) Telephone Co. (Class B)
(ADR) (Sweden)                                                             12,500          67,750
Nokia Corp. (ADR) (Finland)                                                22,500         495,900
QUALCOMM, Inc.*                                                             9,500         555,560
Tut Systems, Inc.*                                                          3,350           5,561
                                                                                   --------------
                                                                                        1,124,771
                                                                                   --------------
Telecom - Services (1.17%)
Global Crossing Ltd.* (Bermuda)                                            25,000         216,000
Global Light Telecommunications, Inc.* (Canada)                             1,600           3,568
Metromedia Fiber Network, Inc. (Class A)*                                  13,000          26,520
Primus Telecommunications Group, Inc.*                                      7,750           6,355
                                                                                   --------------
                                                                                          252,443
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $26,597,872)                                                        (89.79%)     19,378,231
                                                                    -------------  --------------

RIGHTS
Seagate Technology, Inc.                                                    5,200              $0
                                                                                   --------------
TOTAL RIGHTS
(Cost $0)                                                                  (0.00%)              0
                                                                    -------------  --------------
                                                      INTEREST        PAR VALUE
                                                        RATE       (000s OMITTED)
                                                   --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (12.32%)
Investment in a joint repurchase
agreement transaction with
UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury
Bonds, 6.250% thru 10.625% , due
08-15-15 thru 08-15-23 and U.S. Treasury
Notes 5.625% due 11-30-02)                               3.97%             $2,658       2,658,000
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS                                              (12.32%)      2,658,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (102.11%)     22,036,231
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (2.11%)       (454,950)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $21,581,281
                                                                   ==============  ==============


* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------

The V.A. Technology Fund invests primarily in equity securities of technology companies in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at June 30, 2001 assigned to the various countries.

                                                           MARKET VALUE
                                                            AS A % OF
COUNTRY DIVERSIFICATION                                 FUND'S NET ASSETS
-----------------------                                 -----------------
Bermuda                                                        1.00%
Canada                                                         0.02
Finland                                                        2.30
Ireland                                                        1.55
Netherlands                                                    1.60
Singapore                                                      2.36
Sweden                                                         0.31
Taiwan                                                         1.06
United States                                                 91.91
                                                             -------
TOTAL INVESTMENTS                                            102.11%
                                                             =======




John Hancock Funds - Declaration Trust - V.A. Bond Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Bond Fund on June 30, 2001. It is divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                             INTEREST       CREDIT        PAR VALUE          MARKET
ISSUER, DESCRIPTION                                              RATE       RATING**  (000s OMITTED)          VALUE
-------------------                                          --------       ------     ------------   -------------
BONDS
Aerospace (0.79%)
BAE Systems Asset Trust,
Pass Thru Ctf Ser 2001 Class B
12-15-11 (R)                                                    7.156%         A               $245        $245,159
Lockheed Martin Corp.,
Bond 12-01-29                                                   8.500          BBB-             265         292,685
                                                                                                     --------------
                                                                                                            537,844
                                                                                                     --------------
Agricultural Operations (0.35%)
Archer-Daniels-Midland Co.,
Sr Deb 02-01-31                                                 7.000          A+               155         149,566
Cargill, Inc.,
Note 05-01-06 (R)                                               6.250          A+                85          85,163
                                                                                                     --------------
                                                                                                            234,729
                                                                                                     --------------
Automobile/Trucks (1.49%)
Delphi Automotive Systems Corp.,
Note 06-15-06                                                   6.550          BBB              240         239,755
ERAC USA Finance Co.,
Note 02-15-05 (R)                                               6.625          BBB+              19          18,866
Note 06-15-08 (R)                                               7.350          BBB+             120         119,290
Note 12-15-09 (R)                                               7.950          BBB+             200         204,982
Ford Capital, B.V.,
Gtd Deb (Netherlands)
05-15-02 (Y)                                                    9.875          A                 50          51,896
Ford Motor Co.,
Note 07-16-31                                                   7.450          A                 65          62,460
Honda Auto Receivables Owner Trust,
Pass Thru Ctf Ser 2001-1 Class A-4
06-19-06                                                        5.560          AAA              310         312,226
                                                                                                     --------------
                                                                                                          1,009,475
                                                                                                     --------------
Banks - Foreign (0.76%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom)
10-15-04 (Y)                                                    8.200          AA-               30          32,298
Barclays Bank Plc,
Sub Note (United Kingdom)
06-15-49 (R) (Y)                                                7.375#         A+               160         161,600
Royal Bank of Scotland Group Plc,
Bond (United Kingdom)
03-31-49 (Y)                                                    8.817          A-                30          32,116
Scotland International Finance No. 2,
B.V., Gtd Sub Note (Netherlands)
11-01-06 (R) (Y)                                                8.850          A                 95         104,396
UBS Preferred Funding Trust I,
Gtd Bond 10-01-49                                               8.622#         AA-              165         180,799
                                                                                                     --------------
                                                                                                            511,209
                                                                                                     --------------
Banks - United States (1.90%)
Bank of New York,
Cap Security 12-01-26 (R)                                       7.780          A-                50          50,356
Bank One Corp.,
Sub Note 08-01-10                                               7.875          A-                70          75,032
BNP Paribas Capital Trust,
Sub Note 12-27-49 (R)                                           9.003#         A                160         175,101
Capital One Bank,
Sr Note 02-01-06                                                6.875          BBB-              60          58,792
Colonial Bank
Sub Note 06-01-11                                               9.375          BBB-             115         118,772
HSBC Holding Plc,
Sub Note (United Kingdom)
07-15-09 (Y)                                                    7.500          A                 55          57,491
RBSG Capital Corp.,
Gtd Cap Note 03-01-04                                          10.125          A                 15          16,575
Sanwa Bank, Ltd.,
Sub Note 06-15-11                                               7.400          BBB              135         131,628
Skandinaviska Enskilda,
Jr Sub Note 12-29-49 (R)                                        6.500#         BBB              250         250,493
Zions Financial Corp.,
Note 05-15-11 (R)                                               6.950#         BBB-             350         353,276
                                                                                                     --------------
                                                                                                          1,287,516
                                                                                                     --------------
Beverages (0.22%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C 12-15-03                                      8.750          B+                30          30,225
Fosters Finance Corp.,
Note 06-15-11 (R)                                               6.875          BBB+             120         118,584
                                                                                                     --------------
                                                                                                            148,809
                                                                                                     --------------
Broker Services (0.21%)
Goldman Sachs Group, Inc.,
Bond 01-15-11                                                   6.875          A+                85          84,464
Salomon Smith Barney Holdings, Inc.,
Note 03-15-06                                                   5.875          A                 55          54,552
                                                                                                     --------------
                                                                                                            139,016
                                                                                                     --------------
Building (0.19%)
Vulcan Materials Co.,
Note 02-01-06                                                   6.400          A+               125         125,734
                                                                                                     --------------
Chemicals (1.00%)
Akzo Nobel, Inc.,
Bond 11-15-03 (R)                                               6.000          A-                45          45,675
Equistar Chemicals L.P./Equistar
Funding Corp.,
Sr Note 02-15-04                                                8.500          BBB-             130         127,274
Millennium America, Inc.,
Sr Note 06-15-08 (R)                                            9.250          BBB-              65          65,325
Nova Chemicals Corp.,
Sr Note 05-15-06                                                7.000          BBB              130         129,180
Potash Corp.,
Note (Canada) 05-31-11 (Y)                                      7.750          BBB+             300         311,385
                                                                                                     --------------
                                                                                                            678,839
                                                                                                     --------------
Containers (0.27%)
Sealed Air Corp.,
Gtd Sr Note 07-01-08 (R)                                        8.750          BBB               80          78,873
Stone Container Corp.,
Sr Note 02-01-11 (R)                                            9.750          B                100         102,000
                                                                                                     --------------
                                                                                                            180,873
                                                                                                     --------------
Cosmetics & Personal Care (0.17%)
International Flavors & Fragrances, Inc.,
Note 05-15-06 (R)                                               6.450          BBB+             115         114,976
                                                                                                     --------------
Energy (0.45%)
Enron Corp.,
Note 08-15-05 (R)                                               8.000          BBB+              60          61,564
MidAmerican Energy Holdings,
Sr Bond 09-15-28                                                8.480          BBB-              60          64,083
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                      9.625          B                 24          25,140
Progress Energy, Inc.,
Sr Note 03-01-11                                                7.100          BBB              150         150,944
                                                                                                     --------------
                                                                                                            301,731
                                                                                                     --------------
Finance (3.57%)
American Express Credit Account
Master Trust, Pass Thru Ctf
Ser 2000-1 Class A 09-17-07                                     7.200          AAA              280         296,624
Boeing Capital Corp.,
Sr Note 03-01-11                                                6.100          AA-              185         180,453
Bombardier Capital, Inc.,
Note 01-15-02 (R)                                               6.000          A-                30          30,324
Citigroup, Inc.,
Note 01-18-11                                                   6.500          AA-              155         153,726
Ford Motor Credit Co.,
Note 02-01-06                                                   6.875          A                140         142,713
General Motors Acceptance Corp.,
Note 07-15-05                                                   7.500          A                 60          62,997
Heller Financial, Inc.,
Sr Note 03-15-06                                                6.375          A-               115         116,006
Household Finance Corp.,
Sr Note 05-09-05                                                8.000          A                115         122,880
Note 01-24-06                                                   6.500          A                150         152,407
Note 07-15-10                                                   8.000          A                 55          59,150
ING Capital Funding Trust III,
Gtd Trust Preferred Security
12-31-49                                                        8.439#         A                 50          52,944
Marlin Water Trust/Marlin Water
Capital Corp.,
Sr Sec Note 12-15-01 (R)                                        7.090          BBB               30          30,263
Midland Funding Corp. II,
Deb Ser A 07-23-05                                             11.750          BB+              150         165,375
Pemex Project Funding Master Trust,
Gtd Bond 10-13-10 (R)                                           9.125          BB+              190         199,346
Standard Credit Master Trust,
Ser 1995-1 Class A 01-07-07                                     8.250          AAA              400         433,124
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                                9.200          A-                95          98,023
Verizon Global Funding Corp.,
Bond 12-01-30 (R)                                               7.750          A+               110         114,510
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A
06-15-04 (R)                                                    8.400          BBB-               3           2,783
                                                                                                     --------------
                                                                                                          2,413,648
                                                                                                     --------------
Food (0.08%)
Earthgrains Co. (The),
Sr Note 08-01-03                                                8.375          BBB               50          51,335
                                                                                                     --------------

Government - Foreign (1.08%)
Brazil, Federal Republic of,
Bond (Brazil) 04-15-14 (Y)                                      8.000          BB-              339         250,592
Colombia, Republic of,
Gtd Note (Colombia) 04-09-11 (Y)                                9.750          BBB              135         137,700
Nova Scotia, Province of,
Deb (Canada) 11-15-19 (Y)                                       8.250          A-                20          23,190
Quebec, Government of,
Deb (Canada) 01-22-11 (Y)                                       6.125          A+               105         102,162
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                                       7.500          A+               205         218,645
                                                                                                     --------------
                                                                                                            732,289
                                                                                                     --------------
Government - U.S. (28.15%)
United States Treasury,
Bond 08-15-17                                                   8.875          AAA              277         363,607
Bond 02-15-23                                                   7.125          AAA              675         773,928
Bond 05-15-30                                                   6.250          AAA            4,085       4,326,873
Infl Indxd Note 01-15-07                                        3.375          AAA              541         550,347
Note 08-15-03                                                   5.750          AAA            5,655       5,815,772
Note 02-15-05                                                   7.500          AAA            2,295       2,497,603
Note 07-15-06                                                   7.000          AAA            1,582       1,715,980
Note 05-15-08                                                   5.625          AAA            1,145       1,190,079
Note 08-15-10                                                   5.750          AAA            1,780       1,821,207
                                                                                                     --------------
                                                                                                         19,055,396
                                                                                                     --------------
Government - U.S. Agencies (29.71%)
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf
12-01-12 to 05-01-16                                            6.500          AAA            2,420       2,427,789
15 Yr Pass Thru Ctf
11-01-14 to 02-01-16                                            7.000          AAA              904         920,088
15 Yr Pass Thru Ctf 12-01-14                                    5.500          AAA              516         498,568
15 Yr Pass Thru Ctf
05-01-16 to 06-01-16                                            6.000          AAA            1,273       1,228,800
Note 03-15-11                                                   5.500          AAA            1,780       1,692,104
Note 01-15-30                                                   7.125          AAA            1,650       1,758,784
Pass Thru Ctf Ser 1997-M8
Class A-1 01-25-22                                              6.940          AAA                3           2,628
30 Yr Pass Thru Ctf
06-01-30 to 02-01-31                                            7.500          AAA            1,330       1,358,115
30 Yr Pass Thru Ctf
12-01-30 to 06-01-31                                            7.000          AAA            1,795       1,782,649
30 Yr Pass Thru Ctf
02-01-31 to 05-01-31                                            6.000          AAA              179         174,590
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 07-15-26                                    8.000          AAA               20          21,180
30 Yr Pass Thru Ctf
04-15-28 to 06-15-29                                            6.500          AAA            2,405       2,381,979
30 Yr Pass Thru Ctf
08-15-28 to 06-15-31                                            7.000          AAA            3,857       3,901,733
30 Yr Pass Thru Ctf 12-15-30                                    7.500          AAA            1,915       1,964,829
                                                                                                     --------------
                                                                                                         20,113,836
                                                                                                     --------------
Insurance (0.67%)
AXA,
Sub Note (France) 12-15-30 (Y)                                  8.600          A-                95         106,238
Equitable Life Assurance Society USA,
Surplus Note 12-01-05 (R)                                       6.950          A+                15          15,499
Hartford Life, Inc.,
Sr Note 03-01-31                                                7.375          A                 55          55,370
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                       7.625          AA                 5           5,075
MONY Group, Inc. (The),
Sr Note 12-15-05                                                7.450          A-               215         220,313
New York Life Insurance Co.,
Surplus Note 12-15-23 (R)                                       7.500          AA-                5           4,878
Sun Canada Financial Co.,
Gtd Sub Note 12-15-07 (R)                                       6.625          AA-               20          21,046
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                            7.875          AA+               25          27,056
                                                                                                     --------------
                                                                                                            455,475
                                                                                                     --------------
Leisure (0.68%)
Harrah's Operating Co., Inc.,
Note 06-01-07 (R)                                               7.125          BBB-             180         177,475
Gtd Sr Sub Note 12-15-05                                        7.875          BB+               40          40,600
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A 08-01-05                                  7.875          BB                30          29,325
MGM Mirage, Inc.,
Gtd Sr Note 09-15-10                                            8.500          BBB-             165         172,135
Station Casinos, Inc.,
Sr Note 02-15-08                                                8.375          BB-               20          20,100
Waterford Gaming LLC/Waterford
Gaming Finance Corp.,
Sr Note 03-15-10 (R)                                            9.500          B+                20          19,600
                                                                                                     --------------
                                                                                                            459,235
                                                                                                     --------------
Media (2.96%)
Adelphia Communications Corp.,
Sr Note 03-01-05                                                9.500          B+                80          77,600
Sr Note 06-15-11                                               10.250          B+                75          72,937
Sr Note Ser B 10-01-02                                          9.250          B+                17          17,170
Sr Note Ser B 07-15-03                                          8.125          B+                15          14,475
AOL Time Warner, Inc.,
Bond 04-15-31                                                   7.625          BBB+             165         164,959
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)
07-15-09 (Y)                                                    8.200          BB+               40          39,550
Charter Comm. Holdings, LLC/Charter
Comm. Holdings Capital Corp.,
Sr Note 01-15-11                                               11.125          B+                20          21,000
Sr Note 05-15-11 (R)                                           10.000          B+                60          60,000
Clear Channel Communications, Inc.,
Sr Note 06-15-05                                                7.875          BBB-             320         335,133
Continental Cablevision, Inc.,
Sr Note 05-15-06                                                8.300          A                120         129,203
CSC Holdings, Inc.,
Sr Note 04-01-11 (R)                                            7.625          BB+              185         176,175
Sr Sub Deb 05-15-16                                            10.500          BB-               20          22,050
EchoStar DBS Corp.,
Sr Note 02-01-09                                                9.375          B+                35          34,125
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                            8.625          B+                45          41,850
Jones Intercable, Inc.,
Sr Note 04-15-08                                                7.625          BBB               90          92,255
Lenfest Communications, Inc.,
Sr Note 11-01-05                                                8.375          BBB               40          43,022
Mediacom LLC/Mediacom Capital Corp.,
Sr Note Ser B 04-15-08                                          8.500          B+                20          18,900
Sr Note 01-15-13 (R)                                            9.500          B+                85          81,387
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                             8.250          BBB-             125         126,495
News America, Inc.,
Gtd Sr Note 04-30-28                                            7.300          BBB-              55          49,284
TCI Communications, Inc.,
Sr Deb 02-15-26                                                 7.875          A                155         156,310
Time Warner, Inc.,
Deb 01-15-13                                                    9.125          BBB+              58          66,402
Viacom, Inc.,
Gtd Sr Note 01-30-06                                            6.400          A-                80          81,114
Gtd Sr Note 01-30-06 (R)                                        6.400          A-                85          85,000
                                                                                                     --------------
                                                                                                          2,006,396
                                                                                                     --------------
Medical (1.15%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                                  10.750          B+                37          37,555
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security
02-01-08                                                        7.875          B+                10           9,750
Fresenius Medical Care Capital Trust IV,
Gtd Trust Preferred Security
06-15-11 (R)                                                    7.875          B+                95          92,625
HCA - The Healthcare Co.,
Sr Note 06-01-06                                                7.125          BB+              340         332,772
Note 09-01-10                                                   8.750          BB+               35          37,187
HEALTHSOUTH Corp.,
Sr Note 02-01-08                                                8.500          BBB-              55          55,412
Quest Diagnostic, Inc.,
Gtd Sr Note 07-12-06                                            6.750          BBB-             135         133,694
Tenet Healthcare Corp.,
Sr Note 01-15-05                                                8.000          BB+               20          20,525
Triad Hospitals, Inc.,
Gtd Sr Note 05-01-09 (R)                                        8.750          B-                60          61,050
                                                                                                     --------------
                                                                                                            780,570
                                                                                                     --------------
Metal (0.48%)
Newmont Mining Corp.,
Note 05-15-11                                                   8.625          BBB              100          98,155
Phelps Dodge Corp.,
Sr Note 06-01-11                                                8.750          BBB              150         148,447
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                               6.500          A                 80          81,391
                                                                                                     --------------
                                                                                                            327,993
                                                                                                     --------------
Mortgage Banking (2.47%)
AMRESCO Residential Securities Corp.
Mortgage Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-6
08-25-27                                                        6.510          AAA              143         144,462
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert
Ser 1997-2 02-15-04                                             6.550          AAA              130         131,665
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1
Class A-1 08-15-08                                              6.790          Aaa               70          72,135
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5 08-15-25                                              8.100          AAA                9           8,947
Credit Suisse First Boston Mortgage
Securities Corp.,
Commercial Mtg Pass Thru Ctf
Ser 1998-C1 Class A-1A 12-17-07                                 6.260          AAA              239          242,101
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9
02-15-29                                                        6.570          AAA              145         146,029
GMAC Commercial Mortgage
Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2
07-15-29                                                        6.853          Aaa               50          51,484
Pass Thru Ctf Ser 1998-C1 Class A-1
05-15-30                                                        6.411          Aaa              244         246,751
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4
03-20-25                                                        6.600          AAA               15          15,112
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1
08-15-07                                                        6.410          Aaa               50          51,424
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7
12-15-38                                                        6.485          AAA               15          15,019
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1
10-15-06 (R)                                                    6.830          AAA              217         223,581
Pass Thru Ctf Ser 1999-CAM1 Class A-3
11-15-08                                                        6.920          AAA              140         143,948
Salomon Brothers Mortgage
Securities VII, Inc.,
Mtg Pass Thru Ctf Ser 1997-HUD2
Class A-2 07-25-24                                              6.750          Aaa                6           6,022
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2
06-25-15                                                        7.965          AAA              105         106,804
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-A1 Class A-8
06-15-28                                                        7.220          AAA                8           8,313
Pass Thru Ctf Ser 1997-B Class A-6
10-15-28                                                        6.900          AAA               56          57,666
                                                                                                     --------------
                                                                                                          1,671,463
                                                                                                     --------------
Oil & Gas (1.22%)
Alberta Energy Co., Ltd.,
Note (Canada) 09-15-30 (Y)                                      8.125          BBB+             200         218,028
Anadarko Petroleum Corp.,
Deb 05-15-28                                                    7.150          BBB+              75          72,898
Chesapeake Energy Corp.,
Gtd Sr Note 04-01-11 (R)                                        8.125          B+                45          41,962
Forest Oil Corp.,
Sr Note 06-15-08 (R)                                            8.000          BB                80          78,000
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                                   6.875          BBB               40          39,764
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                                10.125          BBB-              15          17,936
Ocean Energy, Inc.,
Gtd Sr Sub Note Ser B 07-15-07                                  8.875          BB+               20          21,070
Petrobras International Finance Co.,
Sr Note 07-06-11 (R)+                                           9.750          Baa1              70          69,825
Petroleum Geo-Services ASA,
Sr Note (Norway) 03-30-28 (Y)                                   7.125          BBB-              50          41,356
Santa Fe Snyder Corp.,
Sr Sub Note 06-15-07                                            8.750          BBB+              20          21,254
Transocean Sedco Forex, Inc.,
Note 04-15-31 (R)                                               7.500          A-               115         115,139
Valero Energy Corp.,
Note 06-15-05                                                   8.375          BBB-              80          85,584
                                                                                                     --------------
                                                                                                            822,816
                                                                                                     --------------
Paper & Paper Products (1.34%)
Georgia-Pacific Corp.,
Sr Note 05-15-06                                                7.500          BBB-             120         120,336
Sr Note 05-15-31                                                8.875          BBB-             135         136,505
International Paper Co.,
Sr Note 07-08-05                                                8.125          BBB              260         274,950
Stora Enso Oyj,
Sr Note (Finland) 05-15-11 (Y)                                  7.375          BBB+             370         375,391
                                                                                                     --------------
                                                                                                            907,182
                                                                                                     --------------
Real Estate Operations (0.31%)
EOP Operating, L.P.,
Sr Note 02-15-05                                                6.625          BBB+             170         172,827
Liberty Property, L.P.,
Med Term Note 06-05-02                                          6.600          BBB               40          40,300
                                                                                                     --------------
                                                                                                            213,127
                                                                                                     --------------
Real Estate Investment Trust (0.62%)
Cabot Industrial Properties, L.P.,
Note 05-01-04                                                   7.125          BBB               25          25,319
Camden Property Trust,
Sr Note 04-15-04                                                7.000          BBB               30          30,510
Health Care Property Investors, Inc.,
Note 01-15-07                                                   7.500          BBB+              20          19,450
Healthcare Realty Trust, Inc.,
Sr Note 05-01-11                                                8.125          BBB-             105         105,262
Mack-Cali Realty, L.P.,
Sr Note 02-15-11                                                7.750          BBB              210         212,102
ProLogis Trust,
Sr Note 04-15-04                                                6.700          BBB+              25          25,355
                                                                                                     --------------
                                                                                                            417,998
                                                                                                     --------------
Retail (0.60%)
Delhaize America Inc.,
Note 04-15-11 (R)                                               8.125          BBB-             110         114,325
Kmart Corp.,
Sr Note 06-15-08 (R)                                            9.875          BB+              125         122,812
Kohl's Corp.,
Note 03-01-11 (R)                                               6.300          A-               170         170,326
                                                                                                     --------------
                                                                                                            407,463
                                                                                                     --------------
Telecommunications (4.48%)
AT&T Canada, Inc.,
Sr Disc Note, Step Coupon
(10.750%, 11-01-02) (Canada)
11-01-07 (A)                                                     Zero          BBB              135         127,836
Sr Note (Canada) 08-15-07 (Y)                                  12.000          BBB               15          16,350
AT&T Wireless Group,
Sr Note 03-01-31 (R)                                            8.750          BBB              260         270,150
BellSouth Capital Funding Corp.,
Deb 02-15-30                                                    7.875          AA-               80          85,398
Citizens Communications Co.,
Sr Note 05-15-06                                                8.500          BBB              115         118,050
Sr Note 05-15-11                                                9.250          BBB              115         120,778
Cox Communications, Inc.,
Note 11-01-10                                                   7.750          BBB              155         162,359
Crown Castle International Corp.,
Sr Note 05-15-11                                                9.000          B                 30          26,400
Sr Note 08-01-11 (R)                                            9.375          B                 65          58,012
Deutsche Telekom International
Finance B.V., Gtd Bond (Netherlands)
06-15-05 (Y)                                                    7.750          A-               230         240,295
Gtd Bond (Netherlands)
06-15-30 (Y)                                                    8.250          A-               130         131,891
Dominion Resources, Inc.,
Sr Note Ser A 06-15-10                                          8.125          BBB+              60          64,725
France Telecom,
Bond (France) 03-01-31 (R) (Y)                                  8.500          A-               195         204,368
LCI International, Inc.,
Sr Note 06-15-07                                                7.250          BBB+              30          29,945
Qwest Capital Funding, Inc.,
Bond 02-15-31 (R)                                               7.750          BBB+             260         254,072
Sprint Capital Corp.,
Gtd Note 01-30-06                                               7.125          BBB+             120         120,824
Gtd Sr Note 11-15-28                                            6.875          BBB+             200         168,076
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico) 01-26-06 (R) (Y)                               8.250          BB+              200         206,500
Telus Corp.,
Note 06-01-11                                                   8.000          BBB+             200         203,000
Triton PCS, Inc.,
Gtd Sr Sub Note 02-01-11                                        9.375          B-                30          28,800
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                               11.500          A-                20          23,000
WorldCom, Inc.,
Bond 05-15-31                                                   8.250          BBB+             135         135,498
Note 05-15-06                                                   8.000          BBB+             225         233,154
                                                                                                     --------------
                                                                                                          3,029,481
                                                                                                     --------------
Transportation (1.39%)
America West Airlines,
Pass Thru Ctf Ser 1996-1B
01-02-08                                                        6.930          A-                 3           3,275
Burlington Northern Santa Fe Corp.,
Deb 08-15-30                                                    7.950          BBB+             255         268,849
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C
06-30-04                                                        7.206          BBB              102         105,177
Pass Thru Ctf Ser 1999-1A
02-02-19                                                        6.545          AA+               56          54,377
Delta Air Lines, Inc.,
Note 12-15-05                                                   7.700          BBB-             100          98,336
Northwest Airlines, Inc.,
Gtd Note 03-15-04                                               8.375          BB                25          24,571
Gtd Note 06-01-06                                               8.875          BB               115         109,250
Pass Thru Ctf Ser 1996-1D
01-02-15                                                        8.970          BBB-               4           4,544
NWA Trust,
Sr Note Ser A 12-21-12                                          9.250          AA                36          39,337
Railcar Trust No. 1992-1,
Pass Thru Ser 1992-1 Class A
06-01-04                                                        7.750          AAA               54          56,053
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-1
01-01-14                                                        7.783          AAA               71          72,830
Pass Thru Ctf Ser 2000-2 Class A-1
04-01-12                                                        7.032          AAA               66          66,184
US Airways, Inc.,
Pass Thru Ctf Ser 1990-A1
03-19-05                                                       11.200          BB-               29          29,953
Wisconsin Central Transportation Corp.,
Note 04-15-08                                                   6.625          BBB-               8           7,837
                                                                                                     --------------
                                                                                                            940,573
                                                                                                     --------------
Utilities (4.13%)
AES Corp.,
Sr Note 06-01-09                                                9.500          BB                35          35,700
Sr Note 09-15-10                                                9.375          BB                20          20,200
Sr Sub Note 07-15-06                                           10.250          B+                10          10,250
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A
01-02-17                                                        9.000          BBB-              25          25,440
Avon Energy Partners Holdings,
Sr Note (United Kingdom)
12-11-02 (R) (Y)                                                6.730          BBB+              40          40,201
Beaver Valley Funding Corp.,
Deb 06-01-07                                                    8.625          BB-               60          62,098
Sec Lease Oblig Bond 06-01-17                                   9.000          BB-               23          25,188
BVPS II Funding Corp.,
Collateralized Lease Bond
06-01-17                                                        8.890          BB-                5           5,521
Calpine Canada Energy Finance ULC,
Gtd Sr Note (Canada) 05-01-08 (Y)                               8.500          BB+               75          72,619
Calpine Corp.,
Sr Note 08-15-05                                                8.250          BB+               65          64,215
Sr Note 04-01-08                                                7.875          BB+               15          14,550
Sr Note 02-15-11                                                8.500          BB+               60          57,625
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                          9.500          BB+               45          46,575
Sr Sec Note Ser D 11-01-17                                      7.880          BB+               20          19,583
CMS Energy Corp.,
Sr Note 05-15-02                                                8.125          BB                60          60,588
Sr Note 10-15-07                                                9.875          BB                15          15,825
Sr Note 04-15-11                                                8.500          BB                25          24,262
Sr Note Ser B 01-15-04                                          6.750          BB                55          52,525
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                          10.250          BBB-              38          41,325
Exelon Generation Co., LLC,
Sr Note 06-15-11 (R)                                            6.950          A-               245         244,811
GG1B Funding Corp.,
Deb 01-15-11                                                    7.430          BBB-              23          23,149
HQI Transelec Chile SA,
Sr Note (Chile) 04-15-11 (R) (Y)                                7.875          A-               130         129,499
Hydro-Quebec,
Gtd Bond Ser HY (Canada)
01-15-22 (Y)                                                    8.400          A+                20          23,040
Iberdrola International B.V.,
Note 10-01-02                                                   7.500          AA-               35          36,136
KeySpan Corp.,
Sr Note 11-15-30                                                8.000          A                 60          64,295
Long Island Lighting Co.,
Deb 03-15-23                                                    8.200          A-                40          41,000
Mirant Americas Generation, Inc.,
Pass Thru Ctf Ser MIR 2001-14
06-15-04 (R)                                                    7.200          BBB-             240         239,282
Sr Note 05-01-11 (R)                                            8.300          BBB-             100         100,279
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                           8.770          BBB               43          44,418
Northeast Utilities,
Note Ser A 12-01-06                                             8.580          BBB                6           6,495
NRG Energy, Inc.,
Sr Note 04-01-11                                                7.750          BBB-             200         202,766
Pinnacle Partners,
Sr Note 08-15-04 (R)                                            8.830          BBB-              85          86,548
Pinnacle West Capital Corp.,
Sr Note 04-01-06                                                6.400          BBB               85          83,815
PNPP II Funding Corp.,
Deb 05-30-16                                                    9.120          BB-               40          43,142
PSEG Energy Holdings, Inc.,
Sr Note 02-15-08 (R)                                            8.625          BBB-              55          55,623
PSEG Power LLC,
Sr Note 04-15-31 (R)                                            8.625          BBB              130         139,766
Sierra Pacific Power Co.,
1st Mtg Note 06-01-08 (R)                                       8.000          BBB+             330         332,277
Sierra Pacific Resources,
Note 05-15-05                                                   8.750          BBB-              45          45,879
TXU Electric Capital V,
Gtd Capital Sec 01-30-37                                        8.175          BBB-              35          34,428
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                                   8.090          BBB-              56          57,528
Xcel Energy, Inc.,
Sr Note 12-01-10                                                7.000          BBB+              70          70,198
                                                                                                     --------------
                                                                                                          2,798,664
                                                                                                     --------------
Waste Disposal Service & Equip. (0.04%)
Waste Management, Inc.,
Sr Note 08-01-10                                                7.375          BBB               30          29,935
                                                                                                     --------------
TOTAL BONDS
(Cost  62,794,573)                                                                          (92.93%)     62,905,626
                                                                                          ---------  --------------
                                                                                          NUMBER OF
                                                                                          SHARES OR
                                                                                           WARRANTS
                                                                                          ---------
PREFERRED STOCKS AND WARRANTS
CSC Holdings, Inc., 11.125% Ser M,
Preferred Stock                                                                               1,040         111,020
CSC Holdings, Inc., 11.750%, Ser H,
Preferred Stock                                                                               1,175         124,550
MetroNet Communications Corp.,
Warrant (Canada) (R) (Y)*                                                                         5             475
                                                                                                     --------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $234,875)                                                                              (0.35%)        236,045
                                                                                          ---------  --------------

                                                              INTEREST                  PAR VALUE        MARKET
ISSUER, DESCRIPTION                                             RATE                 (000s OMITTED)       VALUE
-------------------                                        --------------            --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.25%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 6.250%
thru 10.625%, due 08-15-15 thru 08-15-23
and U.S. Treasury Notes, 5.625%, due 11-30-02)                  3.970%                       $6,265       6,265,000

                                                                                     --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                                                 (9.25%)      6,265,000
                                                                                     --------------  --------------
TOTAL INVESTMENTS                                                                          (102.53%)     69,406,671
                                                                                     --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                            (2.53%)     (1,714,810)
                                                                                     --------------  --------------
TOTAL NET ASSETS                                                                           (100.00%)    $67,691,861
                                                                                     ==============  ==============

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,955,627 or 10.28% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is
    U. S. dollar denominated.

  * Non-income producing security.

 ** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc., where Standard & Poor's ratings are not available.

*** A portion of these securities having an aggregate value of $424,471 or 0.63% of the Fund's net assets has been purchased as forward commitments - that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The
    Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments.
    Accordingly, the market value of $433,997 of United States Treasury
    Note, 5.750%, 08-15-03, has been segregated to cover the forward commitments.

  + A portion of this security having an aggregate value of $59,849 or 0.09% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $61,706 of United States Treasury Note, 5.750%, 08-15-03, has been segregated to cover the when-issued commitment.

  # Represents rate in effect on June 30, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Money Market Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Money Market Fund on June 30, 2001.

                                                              INTEREST        QUALITY               PAR VALUE          MARKET
ISSUER, DESCRIPTION                                               RATE         RATING*          (000s OMITTED)          VALUE
--------------------------                                    --------         ------          --------------  --------------
COMMERCIAL PAPER
Banks - Foreign (7.23%)
Abbey National North America Corp.,
07-12-01                                                        4.630%         Tier 1                  $2,500      $2,496,463
Deutsche Bank Financial,
07-09-01                                                        4.635          Tier 1                   4,000       3,995,880
UBS Finance, Inc.,
08-08-01                                                        5.000          Tier 1                   3,900       3,879,417
                                                                                                               --------------
                                                                                                                   10,371,760
                                                                                                               --------------
Banks - United States (3.19%)
Wells Fargo,
08-02-01                                                        4.500          Tier 1                   4,600       4,581,600
                                                                                                               --------------
Beverages (3.81%)
Coca Cola Co.,
08-17-01                                                        4.110          Tier 1                   5,500       5,470,488
                                                                                                               --------------
Broker Services (3.42%)
Goldman Sachs Group, L.P.,
01-07-02                                                        3.720          Tier 1                   5,000       4,901,833
                                                                                                               --------------
Building (2.77%)
Halifax Group Plc,
08-23-01                                                        4.140          Tier 1                   4,000       3,975,620
                                                                                                               --------------
Chemicals (2.63%)
Dow Chemical Co.,
07-06-01                                                        4.220          Tier 1                   3,778       3,775,786
                                                                                                               --------------
Finance (8.32%)
CIT Group Holdings, Inc.,
09-13-01                                                        3.680          Tier 1                   7,000       6,947,049
Household Financial Corp.,
07-09-01                                                        4.550          Tier 1                   5,000       4,994,945
                                                                                                               --------------
                                                                                                                   11,941,994
                                                                                                               --------------
Insurance (3.48%)
American General Corp.,
07-16-01                                                        4.630          Tier 1                   5,000       4,990,354
                                                                                                               --------------
Mortgage Banking (4.86%)
Countrywide Home Loans,
07-27-01                                                        3.770          Tier 1                   7,000       6,980,941
                                                                                                               --------------
TOTAL COMMERCIAL PAPER
(Cost $56,990,376)                                                                                    (39.71%)     56,990,376
                                                                                               --------------  --------------
CORPORATE INTEREST-BEARING OBLIGATIONS
Banks - United States (2.11%)
First Chicago NBD Corp.,
11-01-01                                                        6.300          Tier 1                   3,000       3,024,748
                                                                                                               --------------
Finance (5.20%)
Associates Corp. of N. A.,
10-15-01                                                        6.450          Tier 1                   4,415       4,446,933
General Electric Capital Corp.,
09-17-01                                                        6.330          Tier 1                   3,000       3,014,754
                                                                                                               --------------
                                                                                                                    7,461,687
                                                                                                               --------------
TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
(Cost $10,486,435)                                                                                     (7.31%)     10,486,435
                                                                                               --------------  --------------
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. Agencies (39.56%)
Federal Home Loan Bank,
07-18-01                                                        4.650          Tier 1                   5,000       4,989,021
08-01-01                                                        4.060          Tier 1                   6,400       6,377,625
08-09-01                                                        8.220          Tier 1                   1,000       1,002,967
02-01-02                                                        6.750          Tier 1                   2,135       2,170,842
Federal Home Loan Mortgage Corp.,
07-05-01                                                        4.570          Tier 1                   5,000       4,997,461
08-09-01                                                        3.880          Tier 1                   6,500       6,472,678
Federal National Mortgage Assn.,
07-05-01                                                        4.570          Tier 1                   3,000       2,998,477
08-09-01                                                        3.850          Tier 1                  13,000      12,945,779
08-16-01                                                        3.860          Tier 1                   6,000       5,970,407
11-08-01                                                        3.870          Tier 1                   7,000       6,902,175
04-19-02                                                        3.770          Tier 1                   2,000       1,938,842
                                                                                                               --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $56,766,274)                                                                                    (39.56%)     56,766,274
                                                                                               --------------  --------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (13.31%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bond,  6.875%
due 08-15-25 and  U.S. Treasury Note,
5.625%  due 11-30-02)                                           3.970%                                 19,099      19,099,000
                                                                                               --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                                                          (13.31%)     19,099,000
                                                                                               --------------  --------------
TOTAL INVESTMENTS                                                                                     (99.89%     143,342,085
                                                                                               --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                                      (0.11%)        152,757
                                                                                               --------------  --------------
TOTAL NET ASSETS                                                                                     (100.00%)   $143,494,842
                                                                                               ==============  ==============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Strategic Income Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Strategic Income Fund on June 30, 2001. It is divided into four main categories: bonds, common stocks, preferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                              INTEREST         CREDIT               PAR VALUE          MARKET
ISSUER, DESCRIPTION                                               RATE         RATING*          (000s OMITTED)          VALUE
--------------------------                                    --------         ------          --------------  --------------
BONDS
Advertising (0.19%)
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France)
07-15-09 (E)                                                   10.500%         B-                        $100         $99,099
                                                                                                               --------------
Banks - United States (0.39%)
Colonial Bank,
Sub Note 06-01-11                                               9.375          BBB-                       200         206,560
                                                                                                               --------------
Chemicals (0.52%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                           10.125          B                          150         147,000
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                                 10.625          B+                         200         130,000
                                                                                                               --------------
                                                                                                                      277,000
                                                                                                               --------------
Electronics (0.16%)
Communications Instruments, Inc.,
Sr Sub Note Ser B 09-15-04                                     10.000          B-                         100          86,000
                                                                                                               --------------
Energy (0.13%)
AEI Resources, Inc./AEI Resources
Holdings, Inc.,
Note 12-15-05 (B) (R)                                          10.500          D                          100          70,000
                                                                                                               --------------
Finance (0.17%)
PTC International Finance II S.A.,
Sr Sub Note (Luxembourg)
12-01-09 (E) (R)                                               11.250          B+                         100          88,088
                                                                                                               --------------
Food (0.34%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                           11.875          B-                         200         182,000
                                                                                                               --------------
Government - Foreign (24.66%)
Arabia, Republic of,
Bond (Egypt) 07-11-11 (Y)                                       8.750          BBB-                       300         301,800
Brazil, Federative Republic of,
Bond (Brazil) 01-11-06 (Y)                                     10.250          BB-                        300         288,000
Bond (Brazil) 03-06-30 (Y)                                     12.250          BB-                        750         631,500
Deb (Brazil) 04-15-14 (Y)                                       8.000          BB-                        677         501,184
Unsub Note (Brazil) 07-26-07 (Y)                               11.250          BB-                        100          96,250
Unsub Note (Brazil) 10-15-09 (Y)                               14.500          BB-                        700         728,000
Bulgaria, Government of,
Bond (Variable Rate after
07-01-00) (Bulgaria) 07-28-12 (Y)                               3.000          B+                         880         715,000
Canada, Government of,
Bond (Canada) 12-01-02 #                                        6.000          AA+                        275         184,246
Bond (Canada) 12-01-05 #                                        8.750          AAA                        300         221,478
Bond (Canada) 12-01-06 #                                        7.000          AAA                      2,000       1,396,372
Bond (Canada) 06-01-08 #                                        6.000          AAA                        250         167,035
Bond (Canada) 06-01-09 #                                        5.500          AAA                        750         483,344
Bond (Canada) 06-01-10 #                                        5.500          AA+                        575         368,857
Bond (Canada) 06-01-29 #                                        5.750          AA+                         75          47,691
Colombia, Republic of,
Note (Colombia) 06-13-06 (Y)                                   10.500          BB                         300         309,258
Note (Colombia) 04-09-11 (Y)                                    9.750          BBB                        500         510,000
Mexican, United States
Bond (Mexico) 03-12-13 (E)                                      7.375          BB+                        500         429,268
Note (Mexico) 01-14-11 (Y)                                      8.375          BB+                        475         477,375
Sr Note (Mexico) 03-12-08 (Y)                                   8.625          BB+                        250         259,500
New Zealand, Government of,
Bond (New Zealand) 04-15-03 #                                   5.500          AAA                        500         199,650
Bond (New Zealand) 11-15-11 #                                   6.000          AAA                        500         190,972
Panama, Republic of, Bond (Panama)
02-08-11 (Y)                                                    9.625          BB+                      1,000       1,010,000
Peru, Republic of,
Deb (Variable Rate after 03-07-07)
(Peru) 03-07-17 (Y)                                             4.000          BB-                        800         500,000
Russia, Federation of,
Unsub Note (Russia) 06-26-07 (Y)                               10.000          B-                       1,135       1,010,150
Unsub Note (Russia) 07-24-18 (Y)                               11.000          B                        1,125         973,125
Unsub Note (7.50% 03-31-07)
(Russia) 03-31-30 (Y)                                           5.000          B                          650         307,450
Venezuela, Republic of,
Floating Rate Bond Ser DL (Venezuela)
12-18-07 (Y)                                                    7.375          B                          310         258,449
Bond (Venezuela) 09-15-27 (Y)                                   9.250          B                          675         465,750
                                                                                                               --------------
                                                                                                                   13,031,704
                                                                                                               --------------
Government - U.S. (39.23%)
United States Treasury,
Bond 08-15-01                                                  13.375          AAA                      6,700       6,776,447
Bond 08-15-05                                                   6.500          AAA                        400         423,436
Bond 08-15-05                                                  10.750          AAA                        400         485,000
Bond 02-15-16                                                   9.250          AAA                        615         820,447
Bond 08-15-19                                                   8.125          AAA                      1,090       1,357,213
Bond 08-15-23                                                   6.250          AAA                        600         624,372
Bond 11-15-28                                                   5.250          AAA                      2,000       1,826,880
Note 08-31-02                                                   6.250          AAA                      3,870       3,967,369
Note 08-15-04                                                   7.250          AAA                        590         633,330
Note 05-15-05                                                   6.500          AAA                      1,300       1,374,542
Note 08-15-07                                                   6.125          AAA                        940         985,675
Note 02-15-11                                                   5.000          AAA                      1,500       1,455,225
                                                                                                               --------------
                                                                                                                   20,729,936
                                                                                                               --------------
Leisure (2.18%)
Ameristar Casinos, Inc.,
Sr Sub Note 02-15-09 (R)                                       10.750          B-                         200         208,500
HMH Properties, Inc.,
Sr Note Ser B 08-01-08                                          7.875          BB                         100          94,000
Jupiters Ltd.,
Sr Note (Australia) 03-01-06 (Y)                                8.500          BB+                        150         147,750
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08 (R)                                       11.125          B-                         200         207,000
Station Casinos, Inc.,
Sr Note 02-15-08 (R)                                            8.375          BB-                        200         201,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)
12-15-07 (Y)                                                    8.625          B+                         100         100,500
Waterford Gaming LLC,
Sr Note 03-15-10 (R)                                            9.500          B+                         199         195,020
                                                                                                               --------------
                                                                                                                    1,153,770
                                                                                                               --------------
Machinery (0.17%)
Columbus McKinnon Corp.,
Sr Sub Note 04-01-08                                            8.500          B                          100          87,000
                                                                                                               --------------
Media (5.25%)
Adelphia Communications Corp.,
Sr Note 06-15-11                                               10.250          B+                         350         340,375
AMFM Operating, Inc.,
Sr Sub Deb 10-31-06                                            12.625          B-                          64          71,025
Callahan Nordheim-Westfalen GmbH
Sr Note (Germany) 07-15-11 (E)                                 14.125          B-                         500         353,622
Charter Communications Holdings LLC/
Charter Comm. Holdings Capital Corp.,
Sr Note 01-15-11                                               11.125          B+                         300         315,000
Sr Note 05-15-11 (R)                                           10.000          B+                         200         200,000
Diamond Holdings Plc,
Bond (United Kingdom)
02-01-08 #                                                     10.000          B-                          50          52,826
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon
(12.625%, 03-01-03)
03-01-08 (A)                                                     Zero          B-                         250          35,000
Fox Kids Worldwide, Inc.,
Sr Disc Note, Step Coupon
(10.25% 11-15-02) 11-01-07 (A)                                   Zero          B                          400         356,000
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                            8.625          B+                         200         186,000
Sr Sub Note Ser B 10-01-09                                      8.750          B+                         200         188,000
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07 (Y)                                  12.875          B-                         200         178,000
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                         12.500          CCC+                       400         396,000
STC Broadcasting, Inc.,
Sr Sub Note 03-15-07                                           11.000          B-                         100          99,500
                                                                                                               --------------
                                                                                                                    2,771,348
                                                                                                               --------------
Medical (0.28%)
Select Medical Corp.,
Sr Sub Note 06-15-09 (R)                                        9.500          B                          150         147,750
                                                                                                               --------------
Oil & Gas (2.51%)
Chesapeake Energy Corp.,
Sr Note 04-01-11 (R)                                            8.125          B+                         300         279,750
Comstock Resources, Inc.,
Sr Note 05-01-07                                               11.250          B                          100         106,000
Ocean Rig Norway A.S.,
Sr Sec Note (Norway) 06-01-08 (Y)                              10.250          CCC                        200         176,000
Parker Drilling Co.,
Sr Note 11-15-06                                                9.750          B+                         300         304,500
PEMEX Project Funding Master Trust,
Gtd Note 02-15-08 (R)                                           8.500          BB+                        200         206,000
Pennzoil-Quaker State Co.,
Note 12-01-02                                                   9.400          BB+                        250         252,410
                                                                                                               --------------
                                                                                                                    1,324,660
                                                                                                               --------------
Paper & Paper Products (1.61%)
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (Y)                                  13.125          BB-                        300         300,000
Grupo Industrial Durango S.A.,
Note (Mexico) 08-01-03 (Y)                                     12.625          BB-                        200         210,000
Kappa Beheer BV,
Sr Sub Note (Netherlands)
07-15-09 (E) (R)                                               10.625          B                          150         135,308
Stone Container Corp.,
Sr Note 02-01-11 (R)                                            9.750          B                          200         204,000
                                                                                                               --------------
                                                                                                                      849,308
                                                                                                               --------------
Telecommunications (3.73%)
American Cellular Corp.,
Sr Sub Note 10-15-09 (R)                                        9.500          B                          200         188,000
Comunicacion Celular S.A.,
Sr Def Bond (Colombia)
03-01-05 (R) (Y)                                               14.125          B                          100          91,000
Esprit Telecom Group Plc,
Sr Note (United Kingdom)
12-15-07 (B) (Y)                                               11.500          D                          100           2,588
Sr Note (Deutsche Mark)
06-15-08 (B) #                                                 11.000          D                          140           1,213
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                                  14.250          B+                         200         212,000
GT Group Telecom, Inc.,
Sr Disc Note, Step Coupon
(13.25%, 02-01-05) (Canada)
02-01-10 (A) (Y)                                                 Zero          B-                         200          56,000
Intercel, Inc.,
Unit (Sr Disc. Note & Warrant),
02-01-06                                                       12.000          B                          200         206,000
Ionica Plc,
Sr Disc Note, Step Coupon
(15.00%, 05-01-02) (United Kingdom)
05-01-07 (A) (Y)                                                 Zero          Ca                         200           2,250
McCaw International Ltd.,
Sr Disc Note, Step Coupon
(13.00%, 04-15-02) 04-15-07 (A)                                  Zero          B-                         500         165,000
MetroNet Communications Corp.,
Sr Discount Note, Step Coupon
(10.75%, 11-01-02) (Canada)
11-01-07 (A) (Y)                                                 Zero          BBB                        200         189,386
Sr Note (Canada) 08-15-07 (Y)                                  12.000          BBB                         50          54,500
Nextel International, Inc.,
Sr Note 08-01-10 (R)                                           12.750          B-                         100          50,000
NorthEast Optic Network, Inc.,
Sr Note 08-15-08                                               12.750          B-                         100          28,000
ONO Finance Plc,
Sr Sub Note (United Kingdom)
05-01-09 (E)                                                   13.000          CCC+                       100          63,525
Sr Note (United Kingdom)
07-15-10 (E)                                                   14.000          CCC+                       200         132,132
Pronet Inc.,
Sr Sub Note 06-15-05                                           11.875          D                          280          28,000
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon
(11.625%, 04-15-04) 04-15-09 (A)                                 Zero          B3                         175         106,750
Telewest Communications Plc,
Sr Disc Note, Step Coupon
(9.25%, 04-15-04)
(United Kingdom)
04-15-09 (A) (Y)                                                 Zero          B+                         100          67,618
Sr Note (United Kingdom)
02-01-10 (R) #                                                  9.875          B+                         100         114,105
Triton PCS, Inc.,
Sr Sub Note 02-01-11 (R)                                        9.375          CCC+                       100          96,000
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                               11.500          B-                         100         115,000
                                                                                                               --------------
                                                                                                                    1,969,067
                                                                                                               --------------
Telecommunications - Services (2.63%)
COLT Telecom Group Plc, (United Kingdom)
Sr Note (Deutsche Mark)
07-31-08#                                                       7.625          B                          300         105,235
Crown Castle International Corp.,
Sr Disc Note, Step Coupon
(10.625%, 11-15-02)
11-15-07 (A)                                                     Zero          B                          150         115,125
Energis Plc,
Sr Note (United Kingdom)
06-15-09 (R) #                                                  9.500          B+                         130         164,818
Jazztel Plc,
Sr Note (United Kingdom)
12-15-09 (E)                                                   13.250          CCC+                       200          62,678
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon
(14.00%, 02-01-04)
02-01-09 (A)                                                     Zero          CCC+                       390         218,400
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                         11.500          B-                         100          67,000
Sr Note Ser B, Step Coupon
(12.375%, 10-01-03)
10-01-08 (A)                                                     Zero          B-                         150          63,000
Orion Network Systems,
Sr Note 01-15-07                                               11.250          B+                         100          40,000
Time Warner Telecom, Inc.
Sr Note 02-01-11                                               10.125          B-                         200         179,000
Time Warner Telecom LLC,
Sr Note 07-15-08                                                9.750          B                          200         177,000
Tritel PCS, Inc.,
Sr Sub Disc Note Step Coupon
(12.75%, 05-15-04) 05-15-09 (A)                                  Zero          B3                         100          63,000
United Pan-Europe Communicatons N.V.,
Sr Disc Note, Step Coupon
(13.375%, 11-01-04) (Netherlands)
11-01-09 (A) (E)                                                 Zero          B-                          40          10,164
Sr Note (Netherlands)
11-01-07 (E)                                                   10.875          B-                          40          19,312
Sr Note (Netherlands)
11-01-09 (E)                                                   11.250          B-                          65          31,381
Versatel Telecom International NV,
Sr Note (Netherlands)
05-15-08 (Y)                                                   13.250          B-                         100          38,000
Sr Note Ser EU (Netherlands)
07-15-09 (E)                                                   11.875          B-                         100          33,033
                                                                                                               --------------
                                                                                                                    1,387,146
                                                                                                               --------------
Transportation (0.63%)
CHC Helicopter Corp.,
Sr Sub Note (Canada)
07-15-07 (E)                                                   11.750          B2                         200         189,728
Fine Air Services Corp.,
Sr Note 06-01-08 (B)                                            9.875          D                          105           6,296
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                                       13.375          B-                         150         138,000
                                                                                                               --------------
                                                                                                                      334,024
                                                                                                               --------------
Utilities (1.60%)
CMS Energy Corp.,
Sr Note 10-15-07                                                9.875          BB                         200         211,000
Midland Funding Corp. II,
Deb Ser A 07-23-05                                             11.750          BB                         200         220,500
Deb Ser B 07-23-06                                             13.250          BB                         150         173,625
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)
11-15-09 (R) (Y)                                                9.625          BB+                         90          93,841
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                           8.770          BBB                        141         145,650

                                                                                                               --------------
                                                                                                                      844,616
                                                                                                               --------------
TOTAL LONG-TERM DEBT
(Cost $47,783,506)                                                                                    (86.38%)     45,639,076
                                                                                               --------------  --------------
                                                                                                    NUMBER OF
                                                                                                    SHARES OR
                                                                                                     WARRANTS
                                                                                               --------------
COMMON STOCKS
AT&T Canada, Inc., Common Stock
(Canada) (Y)**                                                                                          2,000          60,260
GT Group Telecom, Inc. (Class B), Common Stock
(Canada) (Y)**                                                                                            982           4,439
KLM Royal Dutch Airlines N.V.,
American Depositary Receipt (ADR)
Common Stock (Netherlands) (Y)                                                                            397           7,007
Kraft Foods, Inc. (Class A)**                                                                           1,540          47,740
Nortek, Inc., Common Stock**                                                                              704          21,979
Versatel Telecom International N.V.,
ADR Common Stock (Netherlands)
(Y)**                                                                                                   1,333           3,786
                                                                                                               --------------
                                                                                                                      145,211
                                                                                                               --------------
TOTAL COMMON STOCKS
(Cost $164,806)                                                                                        (0.27%)        145,211
                                                                                               --------------  --------------
PREFERRED STOCKS AND WARRANTS
Allegiance Telecom, Inc. Warrant**                                                                        250          15,000
Comunicacion Celular S.A., Warrant
(Colombia) (Y)**                                                                                          100               0
DIVA Systems Corp. Warrant (R)**                                                                          750             938
Loral Space & Communications Ltd.
Warrant**                                                                                                 100             175
ONO Finance Plc, Warrant (United
Kingdom) (E) (R)**                                                                                         50           1,271
ONO Finance Plc, Warrant (United
Kingdom) (R) (Y)**                                                                                         50           1,500
XO Communications Inc., 14%
Preferred Stock                                                                                         2,505          75,150
                                                                                                               --------------
                                                                                                                       94,034
                                                                                                               --------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $158,153)                                                                                        (0.18%)         94,034
                                                                                               --------------  --------------
                                                              INTEREST                            PAR VALUE        MARKET
ISSUER, DESCRIPTION                                             RATE                           (000s OMITTED)       VALUE
-------------------                                        --------------                      --------------  --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (23.19%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625%
due 08-15-15  and 6.250% due 08-15-23,
U.S. Treasury  Note 5.625% due 11-30-02)                       3.970%                                 $12,252     $12,252,000
                                                                                               --------------  --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,252,000)                                                                                    (23.19%)     12,252,000
                                                                                               --------------  --------------
TOTAL INVESTMENTS                                                                                    (110.02%)     58,130,321
                                                                                               --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                                     (10.02%)     (5,294,111)
                                                                                               --------------  --------------
TOTAL NET ASSETS                                                                                     (100.00%)    $52,836,210
                                                                                               ==============  ==============

  * Credit ratings are unaudited and rated by Moody's Investor Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** Non-income producing security.

*** Represents rate in effect on June 30, 2001.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal Bankruptcy Code or is in default on interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $3,211,889 or 6.08% of the fund's net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S.
    dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------


The V.A. Strategic Income Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to country categories.

                                                           MARKET VALUE
                                                            AS A % OF
COUNTRY DIVERSIFICATION                                 FUND'S NET ASSETS
-----------------------                                 -----------------
Australia                                                      0.28%
Bahamas                                                        0.19
Canada                                                         6.48
Colombia                                                       1.72
Egypt                                                          0.57
France                                                         0.19
Luxembourg                                                     0.17
Mexico                                                         4.09
Netherlands                                                    0.53
Russia                                                         4.34
United Kingdom                                                 1.11
United States                                                 88.97
Venezuela                                                      1.38
                                                             -------
TOTAL INVESTMENTS                                            110.02%
                                                             =======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

                                                          MARKET VALUE
                                                           AS A % OF
QUALITY DISTRIBUTION                                   FUND'S NET ASSETS
--------------------                                   -----------------
AAA                                                           44.27%
AA                                                             1.14
BBB                                                            2.99
BB                                                            14.25
B                                                             21.07
CCC                                                            2.46
D                                                              0.20
                                                             -------
TOTAL BONDS                                                   86.38%
                                                             =======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund"), John Hancock V.A. Relative Value Fund ("V.A. Relative Value Fund"), John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund"), John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund"), John Hancock V.A. Technology Fund ("V.A. Technology Fund"), John Hancock V.A. Bond Fund ("V.A. Bond Fund"), John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") and John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund") (each a "Fund," collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series as of June 30, 2001. The other series of the Trust are reported in a separate shareholders' report. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Funds. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. Core Equity Fund is to seek above-average total return, consisting of capital appreciation and income. The investment objective of the V.A. Relative Value Fund is to seek the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. The investment objective of the V.A. Sovereign Investors Fund is to seek long-term growth of capital and income without assuming undue market risks. The investment objective of the V.A. Financial Industries Fund is to seek capital appreciation. The investment objective of the V.A. Technology Fund is to seek long-term growth of capital. The investment objective of the V.A. Bond Fund is to seek a high level of current income consistent with prudent investment risk. The investment objective of the V.A. Money Market Fund is to seek maximum current income consistent with capital preservation and liquidity. The investment objective of the V.A. Strategic Income Fund is to seek a high level of current income.

Significant accounting policies of the Funds are as follows:

VALUATION OF INVESTMENTS Securities in the Funds' portfolios (except for V.A. Money Market Fund) are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

The V.A. Money Market Fund's portfolio of securities is valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued, as applicable. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Funds at a future date, usually beyond customary settlement date.

DISCOUNT AND PREMIUM ON SECURITIES The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds (except for V.A. Money Market Fund) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with various banks. This agreement enables the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. The Funds had no borrowing activities under the line of credit during the period ended June 30, 2001.

SECURITIES LENDING The Funds may lend securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the V.A. Relative Value and V.A. Technology Funds loaned securities having a market value of $1,765,629 and $262,760, collateralized by securities in the amount of $1,800,942 and $268,015, respectively.

OPTIONS The Funds (except for V.A. Money Market Fund) may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by a Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Funds may use option contracts to manage their exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Funds' exposure to the underlying instruments and buying puts and writing calls will tend to decrease the Funds' exposure to the underlying instruments, or hedge other Funds' investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of a Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if a Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all their counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Funds' year-end Statements of Assets and Liabilities. The Funds had no written option transactions during the period ended June 30, 2001.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for V.A. Core Equity, V.A. Sovereign Investors and V.A. Money Market Funds) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Funds' daily net assets. The Funds record realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intend to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Funds had the following open forward foreign currency exchange contracts at June 30, 2001:

                                                                UNREALIZED
                             PRINCIPAL AMOUNT   EXPIRATION    APPRECIATION/
CURRENCY                  COVERED BY CONTRACT        MONTH   (DEPRECIATION)
--------                  -------------------   ----------    ------------
V.A. STRATEGIC INCOME FUND
Buys
Pound Sterling                  255,500           Jul 01         ($7,045)
                                                                 =======
Sells
Pound Sterling                  523,700           Jul 01         $21,244
Pound Sterling                  218,500           Aug 01           5,485
Pound Sterling                  196,900           Sep 01         ($3,669)
                                                                 -------
                                                                 $23,060
                                                                 =======

FEDERAL INCOME TAXES The Funds qualify as "regulated investment companies" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the following Funds had capital loss carryforwards available to the extent provided by regulators to offset future net realized capital gains:

                                          CAPITAL LOSS
                                      CARRYFORWARD EXPIRING
                              -------------------------------------
FUND                          12/31/2006   12/31/2007    12/31/2008
----                          ----------   ----------    ----------
V.A. Sovereign Investors Fund   $157,877     $101,159    $1,206,695
V.A. Financial Industries Fund        --    2,140,648     1,313,228
V.A. Technology Fund                  --           --        14,000
V.A. Bond Fund                        --       67,593       215,568
V.A. Strategic Income Fund         4,130      136,493       455,777

Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividends. Interest income on investment securities is recorded on the accrual basis. The Funds may place debt obligations on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Funds record distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds have an investment management contract with the Adviser. Under the investment management contract, the Funds pay monthly management fees to the Adviser equivalent, on an annual basis, to the following:

                               RATE AS A PERCENTAGE OF
FUND                          AVERAGE DAILY NET ASSETS
----                          ------------------------
V.A. Core Equity Fund                   0.70%
V.A. Relative Value Fund                0.60
V.A. Sovereign Investors Fund           0.60
V.A. Financial Industries Fund          0.80
V.A. Technology Fund                    0.80
V.A. Bond Fund                          0.50
V.A. Money Market Fund                  0.50
V.A. Strategic Income Fund              0.60

V.A. Core Equity Fund and the Adviser have a subadvisory contract with Independence Investment LLC ("Independence"), formerly Independence Investment Associates, Inc. Independence is a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The V.A. Technology Fund and the Adviser have a subadvisory contract with American Fund Advisors, Inc. The Funds are not responsible for payment of subadvisers' fees.

The Adviser has agreed to limit each Fund's expenses (excluding the management fee), to 0.25% of each Fund's average daily net assets at least until April 30, 2002. Accordingly, the Adviser reduced the V.A. Technology Fund's expenses by $7,551 for the period ended June 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Funds have an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate 0.02% of the average net assets of the Funds.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Funds. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds make investments into other John Hancock Funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability are recorded on the Funds' books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned the following shares of beneficial interest of the Funds as of June 30, 2001:

FUND                             SHARES OF BENEFICIAL INTEREST
----                             -----------------------------
V.A. Technology Fund                         50,095
V.A. Bond Fund                              135,931
V.A. Money Market Fund                      123,982
V.A. Strategic Income Fund                  557,187

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, were as follows:

FUND                                    PURCHASES           SALES
----                                   -----------       -----------
V.A. Core Equity Fund                   19,622,904        16,593,115
V.A. Relative Value Fund                23,534,078        15,426,044
V.A. Sovereign Investors Fund           27,892,613        12,218,212
V.A. Financial Industries Fund          50,251,626        36,764,543
V.A. Technology Fund                    16,391,057         2,346,666
V.A. Bond Fund                         107,129,045        66,899,002
V.A. Strategic Income Fund              33,658,235        16,521,059

The cost of investments owned at June 30, 2001 (including short-term investments) and gross unrealized appreciation and depreciation of investments for federal income tax purposes, were as follows:

                                                    GROSS           GROSS        NET UNREALIZED
                                                  UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                 COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              -----------    ------------    ------------     ------------
V.A. Core Equity  Fund            $36,789,999      $6,623,422      $1,871,339      $4,752,083
V.A. Relative Value  Fund          56,604,513       6,392,678      11,617,088      (5,224,410)
V.A. Sovereign  Investors Fund     63,970,454       8,074,640       3,704,883       4,369,757
V.A. Financial  Industries Fund    73,777,334      10,566,411       2,695,772       7,870,639
V.A. Technology  Fund              29,303,387       1,187,668       8,454,824      (7,267,156)
V.A. Bond Fund                     69,426,695         399,880         419,904         (20,024)
V.A. Money  Market Fund           143,342,085              --              --              --
V.A. Strategic  Income Fund        60,832,493         571,358       3,273,530      (2,702,172)

NOTE D --
CHANGE IN ACCOUNTING PRINCIPLE

Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in the following reduction in the cost of the investments and a corresponding increase/decrease in unrealized appreciation/depreciation on investments, based on securities held as of December 31,2000:

                             REDUCTION IN THE COST
FUND                           OF THE INVESTMENTS
----                         ---------------------
V.A. Bond Fund                     $32,713
V.A. Strategic Income Fund         230,438

The effect of this change in the period ended June 30, 2001 was as follows:

                                                   INCREASE/
                                                 DECREASE IN     DECREASE
                               REDUCTION IN     NET REALIZED       IN NET
                                THE COST OF        GAIN/LOSS   INVESTMENT
FUND                            INVESTMENTS   ON INVESTMENTS       INCOME
----                            -----------   --------------   ----------
V.A. Bond Fund                    $26,706         $28,562        $55,268
V.A. Strategic Income Fund        243,590          47,556        291,146

The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets in the period ended June 30, 2001 was as follows:

                                                    INCREASE/
                                              DECREASE IN NET     DECREASE
                                   DECREASE      REALIZED AND       IN NET
                                     IN NET        UNREALIZED   INVESTMENT
                                 INVESTMENT         LOSS/GAIN    INCOME TO
                                     INCOME    ON INVESTMENTS      AVERAGE
FUND                              PER SHARE         PER SHARE   NET ASSETS
----                              ---------    --------------   ----------
V.A. Bond Fund                      $0.02           $0.02            0.27%
V.A. Strategic Income Fund           0.06            0.06            1.50

The Statements of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Declaration Trust.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."

RVASA   6/01
        8/01






SEMIANNUAL REPORT

Declaration Trust

Equity                V.A. 500 Index Fund
                      V.A. Large Cap Growth Fund
                      V.A. Mid Cap Growth Fund
                      V.A. Small Cap Growth Fund
------------------------------------------------------
International         V.A. International Fund
------------------------------------------------------
Sector                V.A. Regional Bank Fund
------------------------------------------------------
Income                V.A. High Yield Bond Fund

JUNE 30, 2001


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



Table of Contents

1) CEO Corner                                                     3

2) Portfolio Manager Commentary

These commentaries reflect the views of the portfolio managers or portfolio management teams through the end of the period discussed in this report. Of course, the managers' or team's views are subject to change as market and other conditions warrant.

Equity
V.A. 500 Index Fund                                               4
V.A. Large Cap Growth Fund                                        7
V.A. Mid Cap Growth Fund                                         10
V.A. Small Cap Growth Fund                                       13

International
V.A. International Fund                                          16

Sector
V.A. Regional Bank Fund                                          19

Income
V.A. High Yield Bond Fund                                        22

3) Financial Statements                                          25

4) Notes to Financial Statements                                 57


TRUSTEES

Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
* Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President and
Chief Executive Officer

William L. Braman
Executive Vice President and
Chief Investment Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIANS

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
V.A. High Yield Bond Fund
V.A. Large Cap Growth Fund
V.A. Mid Cap Growth Fund
V.A. Regional Bank Fund
V.A. Small Cap Growth Fund

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
V.A. 500 Index Fund
V.A. International Fund

TRANSFER AGENT

John Hancock Annuity Servicing Office
529 Main Street (X-4)
Charlestown, Massachusetts 02129

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101
V.A. International Fund

ISSUER

John Hancock
Life Insurance Company
John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not Licensed in New York

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush right next to first paragraph.]

DEAR SHAREHOLDERS:

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

In the midst of this year's market disappointments, one significant event occurred that has positive short- and long-term implications for investors. On June 7, President George W. Bush signed into law the most sweeping tax-cut bill in two decades. The bill's first benefit comes this summer in the form of a tax refund, ranging from $300 to $600, to almost everyone who filed a 2000 tax return. Gradual cuts in taxes will follow the rebate checks. For investors, the bill also provides a number of extra incentives for retirement and college savings through changes to IRA and 401(k) plan contributions and enhancements to Education IRAs, among other things.

The new tax law has a variety of provisions, many of which are phased in over a number of years. We encourage you to consult with your investment professional to determine how to take the best, and most timely, advantage of the benefits it contains.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY JAMES D. SCHANTZ, CFA, PORTFOLIO MANAGER

John Hancock
V.A. 500 Index Fund

S&P 500 Index loses ground as economy slows

For the stocks that make up the Standard & Poor's 500 Index, the first six months of 2001 can be neatly divided between their poor showing during the first calendar quarter and their rebound in the second quarter. In the first three months of the year, a weakening economy and surprisingly poor corporate earnings reports caused the Index to drop by nearly 12%. But from April through the end of June, stocks rebounded as sentiment shifted, lifting the S&P 500 Index by nearly 6%, thereby cutting the Index's loss back to -6.69% for the first half of the year.

"Interestingly,
 the technology
 sector provided
 the Index with
 some of its best
 performers, as
 well as its
 biggest losers."

Despite the continual drumbeat of bad economic news, job cuts and earnings warnings, consumer and investor confidence rose, thanks to hopes that the Federal Reserve Board's aggressive rate-cutting campaign could prevent the economy from free falling into a recession. The Fed lowered rates six times during as many months, with three of the cuts coming in April, May and June. The rate cuts lowered corporate borrowing costs, pumped money into the U.S. economy and fanned hopes that corporate earnings and stocks prices would improve. Even the depressed manufacturing sector exhibited signs that the worst could be behind it.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is General Electric 4.3%, the second is Microsoft 3.5%, the third ExxonMobil 2.7%, the fourth Citigroup 2.3% and the fifth Pfizer 2.2%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance and strategy explained

John Hancock V.A. 500 Index Fund had a total return of -6.88% at net asset value for the six-month period ended June 30, 2001. By comparison, the average variable annuity S&P 500 Index objective fund had a total return of -6.86%, according to Lipper, Inc. Historical performance information can be found on page six.

In managing the Fund, our goal is to have our holdings closely track those of the S&P 500 Index, while minimizing the costs associated with buying and selling shares of stocks. Although there are frequent changes in the composition of the Index, we re-balance the Fund's holdings less frequently to minimize transaction costs. When we get additional money into the Fund that cannot immediately be deployed into Index components, we buy S&P 500 futures, which allow us to participate in the Index's performance without incurring the higher transaction costs of buying stocks.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. 500 Index Fund. Caption below reads "Jim Schantz."]

Technology: leaders and laggards

Interestingly, the technology sector provided the Index with some of its best performers, as well as its biggest losers. Microsoft, for example, surged more than 68% during the first six months of 2001. In contrast to some other technology suppliers, the company rode the wave of strong demand for corporate software and easily topped reduced expectations for profits and revenues. The company's shares also got a boost in late June when a U.S. appeals court tossed out a lower court's order to split the company. Other computer giants, such as industry titans IBM and Dell Computers, also flourished, posting gains of roughly 33% and 49%, respectively. Investors enthused about the combination of Internet and media companies AOL and Time Warner pushed its combined stock up about 52%.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -8% at the bottom and 0% at the top. The first bar represents the -6.88% total return for John Hancock V.A. 500 Index Fund. The second bar represents the -6.86% total return for Average variable annuity S&P 500 Index objective fund. A note below the chart reads "The total return for John Hancock V.A. 500 Index Fund is at net asset value with all distributions reinvested. The average variable annuity S&P 500 Index objective fund is tracked by Lipper, Inc. See the following page for historical performance information."]

In contrast, some well-known technology stocks -- including some of last year's best performers -- proved to be the biggest detractors from the Index's performance. Cisco Systems, the leading provider of data networking products to businesses, slumped more than 52% and was the biggest detractor from the Index's performance on a capitalization-weighted basis. Data storage companies EMC and Nortel Networks also were hit hard, suffering losses of about 55% and 71% respectively.

Topping the list of the Index's best performers was Bank of America, which exceeded earnings expectations thanks to improvement in its core custody business (the management of stock certificates and other securities held by clients), growth in asset management fees and rising trading revenues. AT&T gained 27% during the period, driven by its ability to meet scaled-back earnings expectations. Philip Morris returned roughly 17% thanks to improving results in many of its businesses, including tobacco and food. The nation's second-largest home-improvement retailer Lowe's was up more than 63% as the company continued to benefit from the strong housing market and falling interest rates.

Health care, telecom hit hard

As bad as some of the technology sector's losses were, the health-care sector's declines were worse. An absence of exciting new products either in the research pipeline or recently brought to market, coupled with investors' speedy rotation out of defensive names into higher growth stocks in the spring, took its toll on pharmaceutical companies Bristol-Myers Squibb and Pfizer. Communications equipment companies such as JDS Uniphase and Corning suffered losses of roughly 70% each as telecom providers drastically reduced their plans to build out their systems.

"The stock market
 enters the second
 half of 2001 under
 a cloud of
 uncertainty."

Outlook

The stock market enters the second half of 2001 under a cloud of uncertainty. For the most part, corporate earnings remain weak and CEOs continue to complain about a lack of "visibility," meaning they have no clear idea of when earnings will improve. Although job cuts continue, consumer confidence has remained strong and has provided a cushion against the declining technology and manufacturing sectors. Whether or not this continues to be the case in the second half is anyone's guess. On the other hand, the six interest-rate cuts delivered in the first half, coupled with tax cuts, may put enough money into the economy to pull it out of its doldrums. But regardless of how the stock market performs, our goal will be to closely track the performance of the S&P 500 Index. The Fund's returns, as always, will be dictated by the performance of that Index.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (6.88%)        (15.08%)         89.26%
Average Annual Total Returns              --         (15.08%)         14.10%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock
V.A. 500 Index Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. 500 Index Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,142 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. 500 Index Fund on August 29, 1996 and is equal to $18,926 as of June 30, 2001.



BY WILLIAM L. BRAMAN, ROBERT UEK AND PAUL J. BERLINGUET
FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Large Cap Growth Fund

Corporate profits and economy weaken, stock prices remain erratic

Throughout the six months ended June 30, 2001, the stock market continued to provide investors with a steady diet of unease. The year began in the midst of a well-rounded bear market that had depressed stock prices, especially in the technology sector, and greatly diminished investor confidence. The Federal Reserve Board aggressively entered the scene, injecting liquidity into the financial markets with six successive cuts in short-term interest rates amounting to a total of 2.75 percentage points. By June's end, the federal funds rate stood at 3.75%, down from 6.50% in December 2000.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is General Electric 5.9%, the second is Tyco International 5.7%, the third Cisco Systems 4.5%, the fourth AOL Time Warner 4.3% and the fifth Wal-Mart Stores 4.2%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

In response to the Fed's initial actions, stock prices rebounded in April and May, lending credence to the widely held view that the worst of the rout may be over. Near period's end, the market's second quarter pre-announcement season was under way. A number of high-profile companies -- particularly in, but not limited to, the technology sector -- predicted weaker-than-expected profits and some even admitted to dire financial straits. Stock prices came under pressure once again and the broad market, as measured by the Standard & Poor's 500 Index, lost ground in the period, returning -6.69% for the first six months of the year.

"As the period
 progressed,
 our objective
 increasingly
 became
 broader
 diversification..."

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Large Cap Growth Fund produced a total return of -25.12% at net asset value. This compares with the -14.71% return posted by the average variable annuity large-cap growth fund, according to Lipper, Inc. Historical performance information can be found on page 9.

Many technology positions reduced or eliminated

The Fund's weighting in technology, which is greater than that of its peers, along with individual stock selection within the telecommunications equipment group during the first calendar quarter, were the primary causes of its relative underperformance. As the second quarter began, however, we shifted the Fund's technology exposure away from a number of telecommunications equipment, networking and fiber-optics-related stocks -- the technology subsectors that were hit particularly hard by the deterioration in capital equipment spending. We sold such names as Nortel Networks, Ericsson, PMC Sierra, Broadcom, JDS Uniphase and Corning. We also pared or eliminated positions in hardware names such as Sun Microsystems, EMC, Compaq and IBM. By period's end, the Fund's technology weighting was trimmed to roughly 30% of net assets.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 6% with -30% at the bottom and 0% at the top. The first bar represents the -25.12% total return for John Hancock V.A. Large Cap Growth Fund. The second bar represents the -14.71% total return for Average variable annuity large-cap growth fund. A note below the chart reads "The total return for John Hancock V.A. Large Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity large-cap growth fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Redefined tech focus helps in Q2

We redeployed our tech assets into software-related companies as well as semiconductor capital equipment stocks, either adding to existing portfolio holdings or initiating new positions in such names as Microsoft, Amdocs Ltd., Electronic Data Systems, Intel, Applied Materials and Novellus Systems. Many of the software companies we pursued exhibit greater predictability in their future earnings potential than many other technology names right now, while the semiconductor stocks appealed to us because we believe the ones we've chosen are poised to benefit when new order momentum resumes. The portfolio's reconfiguration within the technology arena proved timely, as the stock prices of many networking companies hit new lows after they were eliminated from the portfolio. In fact, the Fund's revised technology exposure helped the portfolio regain some previously lost ground and outperform its Lipper peer group in the second quarter.

"...stock
 prices may
 continue to
 take two steps
 forward and
 one step back
 through
 calendar
 year end...

Broader diversification the best strategy

Throughout the period, the market has taken its cues from corporate profit announcements and leading economic indicators and we, in turn, have taken our cues from the market. It now appears the long-awaited turnaround in corporate profitability is not within easy reach as investors had hoped earlier this year. As the period progressed, our objective increasingly became broader diversification in tandem with a focus on companies that demonstrate a clear visibility in their earnings stream. We applied this approach not only to the technology sector but also to health-care, consumer-oriented companies, financial names and those issues with a cyclical bias.

Over the period, we bolstered the Fund's stake in health-care stocks. We did so in favor of niche players, those health-care companies with higher growth potential than the traditional pharmaceutical companies, which are currently contending with leaner product pipelines. We also sold health-care equipment companies such as Waters, which is suffering from a manufacturing slump in health-care's research and development area. Newly purchased, or bolstered, positions include Allergan, a specialty eye-care pharmaceutical company; Amgen, an established biotech company; and Stryker, a medical device company benefiting from changing demographics and a new product cycle.

We made a small foray into consumer-staple companies such as Anheuser-Busch and Philip Morris and initiated a position in Viacom, a media conglomerate with a broad spectrum of advertising delivery mediums. We purchased American Express and Goldman Sachs, two financial service companies with diversified business models, as well as home-improvement retailer Lowe's.

Outlook

Going forward, we anticipate a turn for the better in business conditions, based on the Fed's commitment to ease monetary policy to spur economic growth. The critical factor remains timing. Historically, business and investment conditions tend to improve six to 12 months after a concerted effort by the Fed to improve financial liquidity. We are still in the midst of a lengthy campaign, with the possibility of even further rate cuts ahead. Therefore, stock prices may continue to take two steps forward and one step back through calendar year end, as investors struggle to regain confidence in the viability of corporate America's long-term growth potential.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns             (25.12%)        (46.31%)        (16.98%)
Average Annual Total Returns              --         (46.31%)         (3.78%)


Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell Top 200 Growth Index -- an unmanaged index which measures the performance of the Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Large Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Russell Top 200 Growth Index and is equal to $18,766 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Large Cap Growth Fund on August 29, 1996 and is equal to $8,302 as of June 30, 2001.



BY PAUL J. BERLINGUET AND TIMOTHY N. MANNING
FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. Mid Cap Growth Fund

Mid-cap growth stocks tumble as market continues to head south

The stock market's progress in the first half of 2001 was a tale best told in two parts. During the first quarter, the market went through a brutal meltdown that rocked nearly all sectors. Leading the decline were technology and telecommunications stocks, which looked overly expensive relative to deteriorating business fundamentals. Safer-haven sectors like finance and energy moved into favor. Early in the second quarter, the market reversed course, thanks to lower interest rates and anecdotal reports that business was stabilizing at some companies. Amid the relief rally that marked the second quarter, however, volatility continued as many companies announced missed earnings. The Standard & Poor's 500 Index closed the six months ended June 30, 2001 with a -6.69% return. By comparison, the Russell Midcap Growth Index returned -12.96% due to its heavier concentrations in technology, telecom and biotechnology names.

"We trimmed
 more volatile
 names in the
 telecom,
 biotech and
 software
 sectors..."

Disappointing performance

John Hancock V.A. Mid Cap Growth Fund had a sizable, but average, stake in technology -- about one-third of assets -- but was dogged by weak stock performance. Higher-than-average investments in telecom and biotech also eroded performance, leaving the Fund with a -23.39% return at net asset value for the first six months of the year. By comparison, the average variable annuity multi-cap growth fund returned -16.18%, according to Lipper, Inc. Historical performance information appears on page 12.

[Table at bottom left hand column entitled "Top Five Stock Holdings." The first listing is Shire Pharmaceuticals 2.2%, the second is VeriSign 2.1%, the third USA Education 2.1%, the fourth Mercury Interactive 2.0% and the fifth Dobson Communications 2.0%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Disappointments in telecom and biotech

Among the biggest drags on performance were our stakes in competitive local exchange carriers like McLeodUSA and XO Communications, both of which fell sharply amid the downturn in telecom spending. As the outlook for the sector remained uncertain, we decided to cut our losses and sell. Several stocks in the volatile biotech area also cost the Fund dearly, including Waters and Applera Corp. - Applied Biosystems Group, both of which supply analytical equipment to biotech companies, which cut back on spending in 2001. Millennium Pharmaceuticals, a company that provides genetic information to pharmaceutical companies, and Immunex, a biopharmaceutical company that develops drugs to treat autoimmune disorders, also posted steep declines. In the technology area, our investments in Brocade Communications Systems, which make switches for storage systems, and Aeroflex, which makes optical test equipment used in the build-out of fiber-optic networks, tumbled as spending slowed.

Gains in retail and finance

Tempering these losses were our retail investments, including Abercrombie & Fitch, Bed Bath & Beyond, Coach and Staples, which we had built up early in the year. All rallied nicely as consumers kept spending and investors anticipated an economic recovery, and we took profits. Our finance investments also did quite well. Transaction processors like Concord EFS and Fiserv benefited from their predictable revenue streams, while USA Education (formerly Sallie Mae), a student loan company, attracted interest following a recent acquisition. Other top gainers included Scientific-Atlanta, a leading producer of digital set top boxes for cable television, KLA-Tencor, which provides inspection systems for semiconductor capital equipment, and King Pharmaceuticals, a specialty pharmaceutical company with a new cardiovascular drug that has quickly gained market share.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 5% with -25% at the bottom and 0% at the top. The first bar represents the -23.39% total return for John Hancock V.A. Mid Cap Growth Fund. The second bar represents the -16.18% total return for Average variable annuity multi-cap fund. A note below the chart reads "The total return for John Hancock V.A. Mid Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity multi-cap fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Focus on predictability

In the spring, we stepped up the Fund's emphasis on companies with predictable earnings growth and the potential for dominant market share. These businesses have proven they can do well even in a sluggish economy. We trimmed more volatile names in the telecom, biotech and software sectors, buying instead stocks like Amdocs, which provides telecom carriers with outsourcing solutions for customer service and billing. This is a company with no competition and more than 75% of its revenues for next year guaranteed by long-term contracts. We also increased our stake in VeriSign, a software company that is a leader in Internet domain registration, and Dobson Communications, a wireless company that has longer-term contracts with major carriers and little direct competition in the rural markets it serves.

Buying opportunities

Much of our buying was in the medical area (about 22% of net assets), where we focused on companies with predictable earnings, including health-care service companies like WellPoint Health Networks and specialty pharmaceuticals like Shire Pharmaceuticals. We also increased our investment in media stocks, which we expect to benefit as the economy recovers and ad spending increases. Among our additions were USA Networks, a company with great management and media assets, and Charter Communications, a cable company that is adding subscribers at the same time that its build-out expenditures are coming to an end. In the technology sector, we increased our investment in Mercury Interactive, a software testing company that has strong growth prospects.

"By the fourth
 quarter, the
 market should
 benefit from
 easier
 year-over-year
 earnings
 comparisons as
 well as
 improved
 corporate
 revenues."

A look ahead

The Federal Reserve cut interest rates six times between January and June. Typically, interest-rate moves take six to 12 months before they work their way through the economy. This means we could be looking at a recovery by late in the year. Fortunately, inflation and unemployment have both remained pretty low and tax refunds should give a boost to consumer confidence and spending. Given an improved economic outlook, we expect stock prices to climb in the second half of the year. The third quarter, however, could be rocky as investors digest recent earnings disappointments. By the fourth quarter, the market should benefit from easier year-over-year earnings comparisons as well as improved corporate revenues. We are especially optimistic about the outlook for mid-cap stocks, which have historically beaten larger-cap stocks on the way out of a downturn, and remain at reasonable valuations.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (1/7/98)
                                     -------         -------         -------
Cumulative Total Returns             (23.39%)        (36.99%)         16.54%
Average Annual Total Returns              --         (36.99%)          4.50%


Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Mid Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell Midcap Growth Index and is equal to $13,697 as of June 30, 2001. The second line represents the Standard & Poor's 500 Index and is equal to $13,201 as of June 30, 2001. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Mid Cap Growth Fund on January 7, 1998 and is equal to $11,654 as of June 30, 2001.



BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
ANURAG PANDIT, CFA, PORTFOLIO MANAGER

John Hancock
V.A. Small Cap Growth Fund

Slowing economy, deteriorating corporate profits hold stocks back

The stock market remained in turmoil during the first six months of 2001, as the economy continued to slow and investors reacted to a steady stream of bad corporate earnings news. Fast-growing, high-priced growth stocks -- which started struggling a year ago -- kept sagging, particularly in the technology and telecommunications sectors. With the exception of a three-week surge in January sparked by a surprise interest-rate cut by the Federal Reserve, the first quarter of 2001 was especially difficult for stocks, despite the Fed's aggressive action to prevent a recession. But by April, the Fed had cut rates enough that investors began to hope the worst was over for the economy, and stocks rallied, including technology. The sector remained volatile and under pressure through the end of June, however, as business conditions showed no signs of improving. Small-cap stocks outperformed large caps, but growth stocks continued to trail value stocks by a substantial margin, producing a large variance in performance between the two major indexes that track small-cap stock performance. In the first six months of 2001, the Russell 2000 Value Index gained 12.84%, while the Russell 2000 Growth Index was essentially flat, returning 0.14%.

[Table at bottom left hand column entitled "Top Five Stock
Holdings." The first listing is Microsemi 1.4%, the second is Corporate Executive Board 1.4%, the third Columbia Sportswear 1.3%, the fourth Accredo Health 1.3% and the fifth Education Management 1.3%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. Small Cap Growth Fund posted a total return of -8.06% at net asset value. That compared with the -4.06% return of the average variable annuity small-cap growth fund, according to Lipper, Inc. Historical performance information can be found on page 15.

"Companies
 having any
 connection
 to the
 telecommunications
 industry
 suffered in
 particular..."

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Small Cap Growth Fund. Caption below reads "Bernice Behar."]

Our relative underperformance stemmed from our emphasis on defensive sectors of the market -- including pharmaceutical stocks and health-care services companies like LifePoint Hospitals. This held us back in the first three weeks of the year, when the Fed's surprise rate cut boosted more aggressive, low-quality tech stocks that we chose not to own. Our defensive stance also caused us to miss much of the gains in the biotechnology sector during the period. We took profits and cut our biotech stake significantly in January, given the sector's strong move in 2000 based on what we believe to be unrealistic expectations. We also had concerns about bottlenecks in the FDA approval process. However, even though the group was volatile during the period, the stocks produced good results and our underweighting worked against us. One of our best performers, however, was Covance, a contract research company that provides product development services to both the biotech and pharmaceutical industries. On the other hand we were disappointed by CV Therapeutics, which served us very well last year, but saw its stock drop precipitously this year after it announced disappointing results from a clinical trial for one of its drugs.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 2% with -10% at the bottom and 0% at the top. The first bar represents the -8.06% total return for John Hancock V.A. Small Cap Growth Fund. The second bar represents the -4.06% total return for Average variable annuity small-cap growth fund. A note below the chart reads "The total return for John Hancock V.A. Small Cap Growth Fund is at net asset value with all distributions reinvested. The average variable annuity small-cap growth fund is tracked by Lipper, Inc. See the following page for historical performance information."]

"The real
 question mark
 is when
 corporate
 earnings will
 make a
 comeback."

Telecom and IT consultants hit hard

Companies having any connection to the telecommunications industry suffered in particular during this period, as demand for all types of products and services ground to a halt and companies ran into trouble getting additional financing to finish building out their networks. This impacted anyone along the supply chain, including Fund holding M-Systems Flash Disk Pioneers, a telecom-focused semiconductor company. Our stake in information technology (IT) consulting companies also hurt us as demand for IT services slowed dramatically, even for companies with strong franchises and niche markets like Forrester Research and Management Network Group. While the technology and telecommunications sectors produced negative results as a whole, our stock selection helped us fare better than the tech portion of the Russell 2000 Growth Index, and we did have some outstanding performers. Our biggest contributor to performance was also our top holding, Microsemi, a semiconductor company offering a broad range of products to a wide customer base, which has protected it in this difficult economic environment.

Individual standouts

We had some standout performances from a range of small companies that fit our investment criteria of producing accelerating and sustainable earnings growth, and having dominant market positions and strong managements. These included Tweeter Home Entertainment, a company we've owned for a while whose strong franchise in consumer electronics is beginning to be recognized, and Columbia Sportswear, a niche apparel company with great brand recognition and tremendous relationships with some of the fast-growing retailers. Our radio stocks also rebounded off their lows.

Earnings stability counts

In a tough environment for growth stocks, we continued to position ourselves in areas where we believe there is a relative amount of earnings stability. This caused us to maintain a lighter stake in tech and telecom and an increased exposure to health care and energy, a sector that has produced the highest earnings results so far this year. Unfortunately, the market has not rewarded energy stocks on balance in this period, assuming that the level of earnings growth was unsustainable in the midst of the economic slowdown and building inventories. While we believe the long-term outlook is positive, the more near-term economic and inventory issues have caused us to begin paring our energy stake.

Outlook

After six rate cuts totalling 2.75%, it appears the Fed is getting close to the end of its rate-cutting cycle, and the economy should soon begin to feel its effects. The real question mark is when corporate earnings will make a comeback. While we believe in the strong long-term potential of tech and telecom, we believe it's going to take more time for these sectors to turn around, as excess capacity needs to be absorbed. As a result, we believe more reliable earnings growth lies, for now, in other sectors.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns              (8.06%)        (30.62%)         44.70%
Average Annual Total Returns              --         (30.62%)          7.94%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Small Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged small-cap index that is comprised of 2,000 U.S. stocks. The Russell 2000 Growth Index is an unmanaged index that contains Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Small Cap Growth Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Russell 2000 Index and is equal to $16,393 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Small Cap Growth Fund on August 29, 1996 and is equal to $14,470 as of June 30, 2001. The third line represents the Russell 2000 Growth Index and is equal to $13,401 as of June 30, 2001.



BY LORETTA MORRIS AND RANDY KAHN FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
V.A. International Fund

Overseas markets struggle in first half of 2001

Despite a transition to an easing bias by central banks worldwide, the difficulties experienced by international equities in 2000 persisted in the first half of 2001. As represented by the MSCI All-World Country Free ex-U.S. Index, non-U.S. stocks shed 13.56% of their value during the six-month period ended June 30.

"Currently, we
 are
 identifying
 compelling
 opportunities
 in the energy,
 health care,
 and consumer
 services
 sectors."

The contagion that began to spread early last year during the sell-off of technology, media and telecommunications (TMT) stocks continued to linger into 2001. Contributing to this weakness was a tightening bias by central banks worldwide in 2000. All told, there were nearly 130 interest-rate hikes in 2000 and the cumulative effect of tighter monetary policy ultimately precipitated a sharp slowdown in global growth. This deceleration in growth prompted a shift toward an easing bias, and through June 30 there had been more than 70 interest-rate reductions by central bankers globally. However, the European Central Bank reduced rates only once as it continued to adhere to its stated mission of battling inflation rather than stimulating growth. As a result, the euro fell to near-record lows against the dollar at the year's halfway mark.

[Pie chart at bottom left hand column with heading "Portfolio Diversification." The chart is divided into seven sections (from top to left): Short-term Investments & Other 7%, Latin America 1%, Pacific Rim ex-Japan 7%, Japan 18%, U.K. & Ireland 22%, Continental Europe 39% and Canada 6%. A note below the chart reads "As a percentage of net assets on June 30, 2001."]

In eurozone countries, which observers thought would be relatively immune to the stagnation that took hold of the United States in late 2000, economic indicators deteriorated rapidly in the second quarter of this year. In particular, Germany -- the region's largest economy -- suffered higher-than-expected rates of unemployment and inflation, and an erosion of consumer confidence as a result.

Japan has also fared poorly in 2001. Early in the year, political uncertainty over the fate of former Prime Minister Yoshiro Mori, the lingering overhang of bad debts, and a reluctance of the country's consumers to spend in a deflationary environment combined to pressure the Japanese stock market. Although the country's main stock index, the Nikkei, rallied briefly in April after the election of popular new Prime Minister Junichiro Koizumi, the market slumped again in May and June as the magnitude of Japan's problems weighed on investor sentiment.

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. International Fund posted a total return of -19.26% at net asset value. In comparison, the average variable annuity international fund returned -14.34% during the same period. See page 18 for historical performance information.

The Fund's relative underperformance stemmed in large part from holdings in the volatile TMT arena, electric utilities and money-center banks. Specifically, Alcatel of France, Colt Telecom of Britain, and British Telecom were among the portfolio's weakest performers in the first half of 2001, as corporate expenditures on telecommunications equipment and services plummeted. On a country basis, stock selection in Japan and the United Kingdom negatively influenced returns during the period. On the positive side, stock selection in Irish and Danish equities helped limit Fund declines, as did holdings in biotechnology, apparel and automotive equipment companies.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 4% with -20% at the bottom and 0% at the top. The first bar represents the -19.26% total return for John Hancock V.A. International Fund. The second bar represents the -14.34% total return for Average variable annuity international fund. A note below the chart reads "The total return for John Hancock V.A. International Fund is at net asset value with all distributions reinvested. The average international fund is tracked by Lipper, Inc. See the following page for historical performance information."]

Stakes boosted in Japan, U.K. and France

During the period, we shifted assets out of Japan early in the year, reducing exposure from 21% of the Fund's holdings at the end of 2000 to 10% as of January 31, 2001. As the situation there seemed to improve with the election of Prime Minister Koizumi, we increased holdings to reach 18% as of June 30. As a result of our bottom-up stock selection process centered on positive, sustainable change, we also identified opportunities in the United Kingdom and France. The percentage of U.K. equities rose from 10% to 19% during the period, while French stocks increased from 6% to 10%.

On a sector-by-sector basis, we increased the Fund's energy holdings, as tight supplies and growing demand pushed fuel prices higher. Meanwhile, we significantly reduced exposure to the beleaguered technology sector. As of June 30, 2001, the Fund was overweighted in energy and consumer durable stocks relative to its benchmark MSCI index and underweighted in the financial services and technology sectors. The Fund's country weightings were largely in line with the benchmark.

Looking ahead

Despite a difficult environment for equity investors spanning more than a year now, we believe that international markets continue to offer compelling investment opportunities. Falling interest rates should begin to fuel a recovery in worldwide equity markets. The case for international investing also remains compelling amid the positive themes of structural changes such as tax and pension reform and deregulation, especially in Europe. The trend toward a rising equity culture in Europe and Japan also bodes well for international equity markets. Finally, non-U.S. equities' share of world market capitalization has increased over the last three decades, rising from 30% in the 1970s to more than 50% today. We believe international markets remain home to many companies with sound fundamentals.

"Falling
 interest rates
 should begin
 to fuel a
 recovery in
 worldwide
 equity
 markets."

No matter how difficult the market environment may become, we will never waver from the proven philosophy and process that has served our clients so well over time. We remain committed to our discipline of finding the companies exhibiting the fastest growth in earnings, and we continue to find stocks with sustainable positive change at attractive valuations.

Currently, we are identifying compelling opportunities in the energy, health-care and consumer services sectors. The TMT group's fundamentals continue to deteriorate and we expect them to worsen in the short term. However, our dynamic process is designed to turn change into capital appreciation, so we will continue to search for candidates in this fast-moving sector.

-----------------------------------------------------------------------------
International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.


A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR        (8/29/96)
                                     -------         -------         -------
Cumulative Total Returns             (19.26%)        (31.56%)          4.08%
Average Annual Total Returns              --         (31.56%)          0.83%


Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .


The chart below shows how much a $10,000 investment in the John Hancock V.A. International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets. The index represents securities that are freely traded on a variety of equity exchanges around the world. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. International Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the MSCI All Country World Free Ex-U.S. Index and is equal to $11,688 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. International Fund on August 29, 1996 and is equal to $10,408 as of June 30, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
V.A. Regional Bank Fund

Smaller banks outperform other financial stocks in a difficult six months for the stock market

The first six months of 2001 were marked by a dramatically slowing economy, a relentless stream of disappointing corporate profit announcements and a distressed stock market that produced negative results. In response to the sagging economy, the Federal Reserve Board cut short-term interest rates six times for a total of 2.75 percentage points in a bid to avoid a recession. Banks and thrifts with the most sensitivity to falling rates were lifted by the Fed's easing stance, as were the smaller banks that struggled last year. While financial stocks as a group held up better than the broad stock market, those connected to the increasingly dicey stock market, like asset managers and brokerage houses, were hit hard, as were financial companies whose valuations ran up the most by the end of last year. For the six months ended June 30, 2001, the Standard & Poor's Major Regional Bank Index returned -2.59%, while the broad market, as measured by the Standard & Poor's 500 Index, returned -6.69%.

[Table at bottom left hand column entitled "Top Five Stock
Holdings." The first listing is Valley National Bancorp 4.0%, the second is Mid-State Bancshares 3.9%, the third Fifth Third Bancorp 3.6%, the fourth Umpqua Holdings 3.6% and the fifth Pacific Capital Bancorp 3.5%. A note below the table reads "As a percentage of net assets on June 30, 2001."]

"...financial
 stocks as a
 group held up
 better than the
 broad stock
 market..."

Fund performance

John Hancock V. A. Regional Bank Fund produced a very solid result during the period due to our focus on the outperforming mid-sized regional and smaller banks. For the six months ended June 30, 2001, the Fund posted a total return of 8.10% at net asset value. That compared with the 0.54% return of the average open-end financial services fund and the -14.72% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc. See page 21 for historical performance information.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. Regional Bank Fund. Caption below reads "Jim Schmidt."]

Small and interest-sensitive banks dominate

Not surprisingly, the Fund's holdings in banks and thrifts with the greatest sensitivity to falling rates were some of our best performers, including Community First Bankshares, Charter One Financial, SouthTrust and First Financial Holdings. Conversely, the banks with the highest price-to-earnings ratios, which had risen the most last year, like Mellon Financial and Wells Fargo, lost ground. Small capitalization banks whose stock prices had grown very cheap after last year's lag also boosted our performance, including Financial Institutions, Umpqua Holdings, Cascade Bancorp and Independent Bank Corp. Their stocks were also lifted by several other factors, including their potential inclusion in the Russell 2000 Index, the banks' relative underexposure to areas of heightened loan concern (i.e., telecommunications loans) and their improved margin outlooks in the falling-rate environment.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 5% with -15% at the bottom and 10% at the top. The first bar represents the 8.10% total return for John Hancock V.A. Regional Bank Fund. The second bar represents the 0.54% total return for Average open-end financial services fund. The third bar represents the -14.72% total return for Average variable annuity specialty/miscellaneous fund. A note below the chart reads "The total return for John Hancock V.A. Regional Bank Fund is at net asset value with all distributions reinvested. The average open-end financial services fund and variable annuity specialty/miscellaneous fund are tracked by Lipper, Inc. See the following page for historical performance information."]

"Falling
 rates and an
 economy that is
 growing
 moderately are
 usually two
 good
 ingredients for
 bank-stock
 performance."

Banks poised for above-market growth

With the economy in a slower mode and interest rates continuing to decline, bank loan growth should be at a slower 5% pace. At the same time, bank margins have stabilized, expenses are under control and banks continue to buy back stock. Even though the level of non-performing assets rose in the period, it is still very low -- at less than one percent of total assets -- and we do not believe it will rise much above one percent. With this backdrop, banks should be able to generate single-digit earnings-per-share growth, which, while modest compared to prior years, still tops the negative profit outlook for the broad market.

Slow pace for bank mergers

Although merger activity was generally slow during the period, we did have three of our banks involved in takeover offers. The headline transaction was First Union's bid to acquire Wachovia, later complicated by the arrival of Sun Trust as a hostile suitor. We believe many years of consolidation are still ahead in the banking industry, as the extraordinary number of institutions gets whittled down to a more efficient level. Although many valuable bank franchises are trading at very reasonable prices, the pool of banks able to undertake a sizable acquisition has shrunk due to low valuation and uncertain benefits from past deals. Only a handful of the nation's top banks have unblemished records that leave them in a good position to pursue further transactions. It will take time and a greater number of merger success stories before other powerful banks resume acquisition programs.

Outlook

Although the Fed's aggressive move to stabilize the economy appears to be winding down, its efforts should begin to have a positive effect later this year, and we expect the U.S. economy to avoid a recession and produce modest growth for the rest of 2001. Falling rates and an economy that is growing moderately are usually two good ingredients for bank-stock performance. In this environment, we will keep adding to our stake in higher-quality banks and reducing positions in banks in which we are less certain about their loan portfolios.

-----------------------------------------------------------------------------
Sector investing is subject to greater risks than the market as a whole.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (5/1/98)
                                     -------         -------         -------
Cumulative Total Returns               8.10%          40.65%          13.46%
Average Annual Total Returns              --          40.65%           4.07%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.


Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Regional Bank Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,469 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Regional Bank Fund on May 1, 1998 and is equal to $11,282 as of June 30, 2001.



BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGEMENT TEAM LEADER; AND JANET L. CLAY, CFA, AND FREDERICK L. CAVANAUGH, JR., PORTFOLIO MANAGERS

John Hancock
V.A. High Yield Bond Fund

High-yield bonds outperform stocks in a difficult environment

During the first six months of 2001, high-yield bonds rebounded off last year's lows and outperformed stocks, as market conditions remained choppy. A dramatically slowing economy prompted a slew of earnings disappointments and sent the stock market into a tailspin. Investors fled the once-favored technology and telecommunications sectors and sought safety in more defensive areas like energy, health care and high-quality bonds. These bonds were also boosted by six interest-rate cuts by the Federal Reserve since January that brought short-term rates down from 6.50% at the end of 2000 to 3.75% by the end of June.

"Our increased
 weighting in
 energy
 companies
 served us well
 as the price
 of oil and gas
 spiked..."

[Pie chart at bottom left hand column with heading "Portfolio Diversification." The chart is divided into six sections (from top to left): Short-Term Investments & Other 5%, Foreign Government Bonds 1%, Preferred Stock & Warrants 9%, Common Stock 8%, Foreign Corporate Bonds 20% and U.S. Corporate Bonds 57%. A note below the chart reads "As a percentage of net assets on June 30, 2001."]

With the rate cuts, investors began seeking higher levels of income in the high-yield, or junk, bond market as the year progressed. But this sector of the bond market still had a rougher road than government and high-quality corporate bonds. Not only do high-yield bonds carry a greater degree of risk because of their below-investment-grade credit ratings, but they also tend to move more in line with the stock market because their fortunes are so closely tied to their underlying credits. With the deteriorating economic conditions, the number of companies defaulting on their debt payments grew and investors turned to higher-quality issues. Except for a brief period in January after the Fed's first rate cut, many start-up telecommunications companies -- which make up the largest component of the high-yield market -- were particularly hard hit, as they increasingly were unable to get funding for the next phases of their business plans. On a technical level, a lack of liquidity, or ease of trading, also continued to stymie the high-yield universe. Despite these challenges, high-yield bonds still outperformed the stock market, returning 3.93% for the six months ended June 30, 2001, as measured by the Lehman Brothers High Yield Index, while the Standard & Poor's 500 Index lost 6.69%. But there was great disparity between better-quality high-yield bonds, rated Ba, which returned 8.27%, and lower-quality junk bonds with higher yields, such as bonds rated B, which returned 1.30%, as measured by Lehman Brothers.

[A 1 1/2" x 2" photo at bottom right side of page of John Hancock V.A. High Yield Bond Fund. Caption below reads "Arthur Calavritinos."]

Fund performance

For the six months ended June 30, 2001, John Hancock V.A. High Yield Bond Fund posted a total return of 2.46% at net asset value, compared with the 1.10% return of the average variable annuity high current yield fund, according to Lipper, Inc. Historical performance information can be found on page 24.

[Bar chart at the top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.46% total return for John Hancock V.A. High Yield Bond Fund. The second bar represents the 1.10% total return for Average variable annuity high current yield fund. A note below the chart reads "The total return for John Hancock V.A. High Yield Bond Fund is at net asset value with all distributions reinvested. The average variable annuity high current yield fund is tracked by Lipper, Inc. See the following page for historical performance information."]

While we outperformed our peers, our absolute performance was held back by our significant stake in Asia Pulp & Paper (APP), which recently filed for bankruptcy protection and is in the process of restructuring its debt. APP's main mistake was focusing too much on expanding capacity and not enough on paying down debt. But it remains a very low-cost paper producer with world-class assets, and we intend to hold on until a plan is worked out. In contrast, our top holding, Timberwest, a Canadian timber company with good assets and an attractive yield, served us well.

Telecommunications cut

Our stake in telecommunications company Nextel Communications -- one of our top holdings -- also detracted from performance in the period when, after holding in longer than most, it finally was taken down by the market after lowering its cash-flow estimates. But we still like the company, which, unlike many telecom start-ups, actually has a business that makes money, with a franchise and national brand name recognition for its cell-phone/paging technology. We are more wary about other telecom names, and throughout the year we continued to cut our stake to a significantly underweighted position, down from 14% in December. We continue to believe that the sector still faces challenges until demand catches up to the current oversupply of telecom goods and services.

Energy, media emerging markets boosted

Our increased weighting in energy companies served us well as the price of oil and gas spiked and exploration and development expanded. We had several companies get taken over, including Gothic Production, a natural gas exploration and production company bought out by Chesapeake. Well-servicing company Key Energy, natural gas producer Grey Wolf, and CHC Helicopter, which provides transportation to offshore oil rigs, were all solid performers. A number of energy companies have been so successful that they have called back their higher-yielding bonds that we owned and reissued lower-yielding bonds. To the extent that our energy bonds get called, we are reducing our stake in the sector in search of higher-yielding bonds.

"We will keep
 underweighted
 in telecom..."

We upped our media exposure by buying the stock and bonds of direct satellite TV company Pegasus Communications, which we believe is undervalued compared with its competitors. We also increased our stake in emerging-market bonds, particularly in Latin America, as this region has bounced back better than others.

Outlook

We expect pressures to remain on the telecommunications sector, with the potential for more failures ahead. As long as the economy remains weak, we anticipate further action by the Fed, which should help spark an economic rebound, but not until some time next year. We will keep underweighted in telecom, selectively focused on companies we believe have the best chances of survival, and apply our value style toward maintaining a portfolio that provides shareholders with a high level of current income and the potential for price gains.

See the prospectus for the risks of investing in high-yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.



A LOOK AT PERFORMANCE
For the period ended June 30, 2001
                                                                       SINCE
                                         SIX             ONE       INCEPTION
                                      MONTHS            YEAR         (1/6/98)
                                     -------         -------         -------
Cumulative Total Returns               2.46%          (3.35%)         (1.81%)
Average Annual Total Returns              --          (3.35%)         (0.52%)

YIELD
For the period ended June 30, 2001

                                  SEC 30-DAY
                                       YIELD
                                     -------
John Hancock V.A. High Yield
Bond Fund                             12.43%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

Note to Performance

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future.


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. High Yield Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers High Yield Bond Index -- an unmanaged index of fixed-income securities that are similar, but not identical, to the bonds in the Fund's portfolio. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. High Yield Bond Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers High Yield Bond Index and is equal to $10,205 as of June 30, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. High Yield Bond Fund on January 6, 1998 and is equal to $9,819 as of June 30, 2001.



FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust


Statements of Assets and Liabilities
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                            V.A.         V.A.         V.A.         V.A.           V.A.           V.A.         V.A.
                                      500 INDEX    LARGE CAP      MID CAP    SMALL CAP  INTERNATIONAL  REGIONAL BANK   HIGH YIELD
                                           FUND  GROWTH FUND  GROWTH FUND  GROWTH FUND           FUND           FUND    BOND FUND
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Assets:
Investments at value (cost -
$12,948,504, $6,081,968,
$6,065,678, $11,380,649,
$6,273,184, $8,818,705  and
$8,523,041, respectively)           $17,836,392   $6,328,151   $5,930,239  $13,193,181     $5,944,661    $11,104,314   $5,947,408
Joint repurchase agreements
(cost - $911,000, none,  $503,000,
$111,000, $262,000, $743,000 and
$85,000, respectively)                  911,000           --      503,000      111,000        262,000        743,000       85,000
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
                                     18,747,392    6,328,151    6,433,239   13,304,181      6,206,661     11,847,314    6,032,408
Cash                                        714           --          436          476             --            947          934
Foreign currency at value
(cost - none, none, none, none,
$1,750, none and none, respectively)         --           --           --           --          1,747             --           --
Cash segregated for futures
contracts                                34,500           --           --           --             --             --           --
Receivable for investments sold          24,953       29,445       51,675      156,578         24,356         34,311       30,528
Receivable for shares sold                   --           --        1,045       28,103             --             --           --
Dividends and interest receivable        13,314        2,251        1,333          625         12,090         26,509      221,690
Receivable for futures variation
margin                                    2,350           --           --           --             --             --           --
Receivable for forward foreign
currency exchange  contracts sold            --           --           --           --          3,314             --       15,994
Deferred organization expense               360          360           --          360            360             --           --
Receivable from affiliates               29,130           --           --           --             --             --           --
Other assets                                700          279           49        1,039            186            296          129
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total assets                         18,853,413    6,360,486    6,487,777   13,491,362      6,248,714     11,909,377    6,301,683
---------------------------------------------------------------------------------------------------------------------------------

Liabilities:
Due to custodian                             --       68,079           --           --            207             --           --
Payable for investments purchased       389,390           --      158,629      140,681        167,849             --           --
Payable for shares repurchased               --          185           94        7,664             --            374          147
Dividends payable                            --           --           --           --             --             --        3,869
Payable for securities on loan               --           --           --           --      1,040,206             --           --
Payable for forward foreign
currency exchange  contracts
purchased                                    --           --           --           --             33             --          589
Payable to affiliates                        --        1,571        2,089        8,369          3,889          7,862        2,592
Accounts payable and accrued
expenses                                 44,530       10,815       11,791       21,633         37,954         12,898       10,126
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total liabilities                       433,920       80,650      172,603      178,347      1,250,138         21,134       17,323
---------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Capital paid-in                      12,497,928   11,191,616    8,932,394   15,584,510      6,711,524     11,970,766    9,547,853
Accumulated net realized gain
(loss) on investments
and foreign currency transactions     1,051,931   (5,135,699)  (2,451,411)  (4,033,684)    (1,334,074)    (2,368,502)    (649,560)
Net unrealized appreciation
(depreciation) of investments,
futures and translation of assets
and liabilities in  foreign
currencies                            4,869,674      246,183     (135,439)   1,812,532       (326,048)     2,285,609   (2,561,856)
Undistributed (distributions in
excess of) net investment  income
(accumulated net investment loss)           (40)     (22,264)     (30,370)     (50,343)       (52,826)           370      (52,077)
                                    -----------  -----------  -----------  -----------  -------------  -------------  -----------
Net assets                          $18,419,493   $6,279,836   $6,315,174  $13,313,015     $4,998,576    $11,888,243   $6,284,360
=================================================================================================================================

Net Asset Value Per Share:
(Based on 1,227,183, 816,304,
546,313, 1,005,607,  562,479,
1,120,720, and 974,905 shares,
respectively,  of beneficial
interest outstanding - unlimited
number of  shares authorized with
no par value)                            $15.01        $7.69       $11.56       $13.24          $8.89         $10.61        $6.45
=================================================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2001. You'll also find the net asset value per share as of that date.

See notes to financial statements.





Statements of Operations
Six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                           V.A.         V.A.         V.A.         V.A.           V.A.           V.A.         V.A.
                                     500 INDEX    LARGE CAP      MID CAP    SMALL CAP  INTERNATIONAL  REGIONAL BANK   HIGH YIELD
                                          FUND  GROWTH FUND  GROWTH FUND  GROWTH FUND           FUND           FUND    BOND FUND
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Investment Income:
Dividends (net of foreign
withholding tax of $592, $288,
$11, none, $6,579, none and
$1,130, respectively)                 $119,367      $18,031       $7,239       $7,782        $45,360       $132,955      $32,206
Interest                                16,871        1,563        3,426        2,967          8,316         14,565      363,443
Securities lending                          --           --           --       14,066          3,924          1,581           --
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total investment income                136,238       19,594       10,665       24,815         57,600        149,101      395,649
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management fee               25,568       31,324       30,771       56,311         26,093         48,380       19,741
Custodian fee                           80,141        7,713        9,276       22,531         61,690          5,049        6,102
Auditing fee                             7,438        5,951        5,951        7,438          5,951          5,917        5,951
Miscellaneous                            5,237          388           90          159             73            320          162
Printing                                 2,187        3,303        1,224          578          2,170            830          778
Accounting and legal services fee        2,001          817          803        1,469            568          1,183          644
Organization expense                     1,053        1,053           --        1,053          1,053             --           --
Trustees' fees                             683          352          300          503            190            422          194
Legal fees                                 110           80           45           88            673             71          675
Registration and filing fees                 8          352            8            8             40              9           21
Interest expense                            --        1,324          252          673             --             52           --
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Total expenses                         124,426       52,657       48,720       90,811         98,501         62,233       34,268
Less expense reductions                (88,630)     (10,890)      (7,693)     (15,729)       (65,160)            --       (6,302)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                            35,796       41,767       41,027       75,082         33,341         62,233       27,966
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           100,442      (22,173)     (30,362)     (50,267)        24,259         86,868      367,683
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                            751,294   (3,369,813)  (1,746,838)  (1,792,517)      (497,721)       577,019     (419,180)
Futures                                (66,957)          --           --           --             --             --           --
Foreign currency transactions               --           --           --           --       (316,985)            --       (9,107)
Change in unrealized appreciation
(depreciation) on:
Investments                         (2,396,941)     638,393     (725,291)      27,433       (533,372)       170,852      180,171
Futures                                (36,061)          --           --           --             --             --           --
Translation of assets and
liabilities in foreign currencies           --           --           --           --          4,430             --       46,517
                                   -----------  -----------  -----------  -----------  -------------  -------------  -----------
Net realized and unrealized
gain (loss)                         (1,748,665)  (2,731,420)  (2,472,129)  (1,765,084)    (1,343,648)       747,871     (201,599)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                    ($1,648,223) ($2,753,593) ($2,502,491) ($1,815,351)   ($1,319,389)      $834,739     $166,084
================================================================================================================================

The Statement of Operations summarizes for each of the Funds the investment income earned and expenses incurred in operating the Fund. It also shows  net gains (losses) for the period stated.

See notes to financial statements.





Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                      V.A.                      V.A.
                                                           500 INDEX FUND     LARGE CAP GROWTH FUND       MID CAP GROWTH FUND
                                                 ------------------------  ------------------------  ------------------------
                                                               SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR        ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED      JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,        2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000   (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                        $284,283     $100,442    ($116,390)    ($22,173)    ($55,546)    ($30,362)
Net realized gain (loss)                             510,070      684,337   (1,715,484)  (3,369,813)    (691,193)  (1,746,838)
Change in net unrealized
appreciation (depreciation)                       (3,816,126)  (2,433,002)  (4,414,002)     638,393   (1,246,996)    (725,291)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net decrease in net assets
resulting from operations                         (3,021,773)  (1,648,223)  (6,245,876)  (2,753,593)  (1,993,735)  (2,502,491)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                          (279,659)    (105,489)          --           --           --           --
From net realized gain                               (92,786)          --     (643,661)          --      (78,273)          --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders                 (372,445)    (105,489)    (643,661)          --      (78,273)          --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                        2,172,521      473,627    5,563,562      237,611   12,664,811      306,649
Shares issued to shareholders in
reinvestment of distributions                        372,407      105,489      643,661           --       78,273           --
Less shares repurchased                          (12,009,903)  (5,499,934)  (8,885,412)  (3,508,388)  (5,552,026)  (2,970,834)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                           (9,464,975)  (4,920,818)  (2,678,189)  (3,270,777)   7,191,058   (2,664,185)
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Assets:
Beginning of period                               37,953,216   25,094,023   21,871,932   12,304,206    6,362,800   11,481,850
                                                 -----------  -----------  -----------  -----------  -----------  -----------
End of period (including
undistributed net investment
income (loss)  (distributions in
excess of net investment income)
of $5,007, ($40),  ($91),
($22,264), ($8) and ($30,370),
respectively)                                    $25,094,023  $18,419,493  $12,304,206   $6,279,836  $11,481,850   $6,315,174
                                                 ===========  ===========  ===========  ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.1530      $0.0825           --           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Per share distributions from net
realized gain                                        $0.0585           --      $0.5666           --      $0.1010           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          123,028       30,367      376,363       27,503      699,219       23,775
Shares issued to shareholders in
reinvestment of distributions                         21,738        7,183       62,310           --        5,222           --
Less shares repurchased                             (694,943)    (358,048)    (628,273)    (408,950)    (313,149)    (238,537)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                             (550,177)    (320,498)    (189,600)    (381,447)     391,292     (214,762)
                                                 ===========  ===========  ===========  ===========  ===========  ===========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the per share amount of distributions made to shareholders of each Fund for the periods indicated.

See notes to financial statements.





Statements of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------
                                                                      V.A.                      V.A.                      V.A.
                                                    SMALL CAP GROWTH FUND        INTERNATIONAL FUND        REGIONAL BANK FUND
                                                 ------------------------  ------------------------  ------------------------
                                                               SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                        YEAR        ENDED         YEAR        ENDED         YEAR        ENDED
                                                       ENDED      JUNE 30,       ENDED      JUNE 30,       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001  DECEMBER 31,        2001  DECEMBER 31,        2001
                                                        2000   (UNAUDITED)        2000   (UNAUDITED)        2000   (UNAUDITED)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                       ($194,883)    ($50,267)     $17,595      $24,259     $271,788      $86,868
Net realized gain (loss)                          (2,221,923)  (1,792,517)    (451,324)    (814,706)  (2,865,401)     577,019
Change in net unrealized
appreciation (depreciation)                       (5,140,485)      27,433   (2,179,238)    (528,942)   4,087,137      170,852
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net
assets resulting from operations                  (7,557,291)  (1,815,351)  (2,612,967)  (1,319,389)   1,493,524      834,739
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions to Shareholders: *
From net investment income                                --           --     (107,471)          --     (275,181)     (86,394)
From net realized gain                            (1,193,201)          --     (238,923)          --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to shareholders               (1,193,201)          --     (346,394)          --     (275,181)     (86,394)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
From Fund Share Transactions:
Shares sold                                       18,612,044      445,018    1,932,741       85,169    1,198,441      652,155
Shares issued to shareholders in
reinvestment of distributions                      1,193,201           --      346,394           --      275,181       86,394
Less shares repurchased                          (12,149,701)  (5,088,314)  (1,364,748)  (1,096,843)  (9,253,630)  (3,332,081)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                            7,655,544   (4,643,296)     914,387   (1,011,674)  (7,780,008)  (2,593,532)
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Assets:
Beginning of period                               20,866,610   19,771,662    9,374,613    7,329,639   20,295,095   13,733,430
                                                 -----------  -----------  -----------  -----------  -----------  -----------
End of period (including
undistributed net investment
income (loss)  (distributions in
excess of net investment income)
of ($76),  ($50,343), ($77,085),
($52,826), ($104) and $370,
respectively)                                    $19,771,662  $13,313,015   $7,329,639   $4,998,576  $13,733,430  $11,888,243
                                                 ===========  ===========  ===========  ===========  ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                         --           --      $0.1684           --      $0.1686      $0.0732
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Per share distributions from net
realized gain                                        $0.9031           --      $0.3744           --           --           --
                                                 -----------  -----------  -----------  -----------  -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          888,422       33,471      131,349        8,932      150,452       65,385
Shares issued to shareholders in
reinvestment of distributions                         86,905           --       31,955           --       33,504        8,780
Less shares repurchased                             (658,355)    (400,835)    (104,357)    (112,301)  (1,166,423)    (342,613)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease)                              316,972     (367,364)      58,947     (103,369)    (982,467)    (268,448)
                                                 ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.





Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------
                                                                      V.A.
                                                     HIGH YIELD BOND FUND
                                                 ------------------------
                                                               SIX MONTHS
                                                        YEAR        ENDED
                                                       ENDED      JUNE 30,
                                                 DECEMBER 31,        2001
                                                        2000   (UNAUDITED)
                                                 -----------  -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                             $1,037,461     $367,683
Net realized gain (loss)                             141,324     (428,287)
Change in net unrealized
appreciation (depreciation)                       (1,666,407)     226,688
                                                 -----------  -----------
Net increase (decrease) in net
assets resulting from operations                    (487,622)     166,084
                                                 -----------  -----------
Distributions to Shareholders: *
From net investment income                        (1,039,972)    (391,044)
From net realized gain                              (241,224)          --
                                                 -----------  -----------
Total distributions to shareholders               (1,281,196)    (391,044)
                                                 -----------  -----------
From Fund Share Transactions:
Shares sold                                          858,489      697,429
Shares issued to shareholders in
reinvestment of distributions                      1,281,195      387,175
Less shares repurchased                           (2,438,764)  (1,793,918)
                                                 -----------  -----------
Net decrease                                        (299,080)    (709,314)
                                                 -----------  -----------

Net Assets:
Beginning of period                                9,286,532    7,218,634
                                                 -----------  -----------
End of period (including
distributions in excess of  net
investment income of ($4,802) and
($52,077), respectively)                          $7,218,634   $6,284,360
                                                 ===========  ===========

Distributions to Shareholders:
Per share dividends from net
investment income                                    $0.9394      $0.3885
                                                 -----------  -----------
Per share distributions from net
realized gain                                        $0.2290           --
                                                 -----------  -----------

* Analysis of Fund Share Transactions:
Shares sold                                          110,078      105,067
Shares issued to shareholders in
reinvestment of distributions                        172,859       58,318
Less shares repurchased                             (320,600)    (268,727)
                                                 -----------  -----------
Net decrease                                         (37,663)    (105,342)
                                                 ===========  ===========

See notes to financial statements.




Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. 500 INDEX FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $10.44        $12.62        $15.23        $18.09         $16.21
                                              --------       --------      --------      --------      --------       --------
Net Investment Income(2)                          0.17           0.30          0.20          0.17          0.14           0.07
Net Realized and Unrealized Gain (Loss) on
Investments                                       0.98           2.72          3.37          2.98         (1.81)         (1.19)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                  1.15           3.02          3.57          3.15         (1.67)         (1.12)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.16)         (0.30)        (0.20)        (0.17)        (0.15)         (0.08)
From Net Realized Gain                           (0.55)         (0.54)        (0.76)        (0.11)        (0.06)            --
In Excess of Net Realized Gain                      --             --            --         (0.01)           --             --
                                              --------       --------      --------      --------      --------       --------
Total Distributions                              (0.71)         (0.84)        (0.96)        (0.29)        (0.21)         (0.08)
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                  $10.44         $12.62        $15.23        $18.09        $16.21         $15.01
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(3,4)                    11.49%(5)      29.51%        28.44%        20.81%        (9.28%)        (6.88%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $4,049        $20,008       $26,457       $37,953       $25,094        $18,419
Ratio of Expenses to Average Net Assets          0.60%(6)       0.36%         0.35%         0.35%         0.35%          0.35%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        1.31%(6)       0.83%         0.92%         0.75%         0.93%          1.22%(6)
Ratio of Net Investment Income to Average
Net Assets                                       4.57%(6)       2.45%         1.44%         1.06%         0.86%          0.98%(6)
Portfolio Turnover Rate                             0%             9%           47%            5%            7%             3%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. LARGE CAP GROWTH FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00          $9.39        $10.73        $13.37        $15.77         $10.27
                                              --------       --------      --------      --------      --------       --------
Net Investment Loss(2)                           (0.01)         (0.04)           --(3)      (0.04)        (0.08)         (0.02)
Net Realized and Unrealized Gain (Loss) on
Investments                                      (0.60)          1.38          2.64          2.80         (4.85)         (2.56)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                 (0.61)          1.34          2.64          2.76         (4.93)         (2.58)
                                              --------       --------      --------      --------      --------       --------
Less Distributions:
From Net Realized Gain                              --             --            --         (0.36)        (0.57)            --
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                   $9.39         $10.73        $13.37        $15.77        $10.27          $7.69
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(4)                      (6.10%)(5,6)   14.27%(6)     24.60%(6)     20.71%(6)    (31.30%)       (25.12%)(5,6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)          $994         $3,733       $10,372       $21,872       $12,304         $6,280
Ratio of Expenses to Average Net Assets          1.00%(7)       1.00%         1.00%         1.00%         0.96%          1.00%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        4.76%(7)       2.37%         1.33%         1.02%            --          1.26%(7)
Ratio of Net Investment Loss to Average Net
Assets                                          (0.23%)(7)     (0.39%)       (0.00%)       (0.25%)       (0.59%)        (0.53%)(7)
Portfolio Turnover Rate                            68%           136%          176%          172%          170%            38%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------
                                                                       V.A. MID CAP GROWTH FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00          $11.03          $17.21          $15.09
                                                        --------        --------        --------        --------
Net Investment Income (Loss)(2)                             0.01           (0.03)          (0.08)          (0.05)
Net Realized and Unrealized Gain (Loss) on
Investments                                                 1.03            6.23           (1.94)          (3.48)
                                                        --------        --------        --------        --------
Total from Investment Operations                            1.04            6.20           (2.02)          (3.53)
                                                        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                                 (0.01)             --              --              --
From Net Realized Gain                                        --           (0.02)          (0.10)             --
Tax Return of Capital                                         --(3)           --              --              --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.01)          (0.02)          (0.10)             --
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                            $11.03          $17.21          $15.09          $11.56
                                                        ========        ========        ========        ========
Total Investment Return(4,5)                              10.35%(6)       56.18%         (11.73%)        (23.39%)(6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                  $1,779          $6,363         $11,482          $6,315
Ratio of Expenses to Average Net Assets                    1.00%(7)        1.00%           1.00%           1.00%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                                  4.23%(7)        2.36%           1.10%           1.19%(7)
Ratio of Net Investment Income (Loss) to
Average Net Assets                                         0.06%(7)       (0.23%)         (0.42%)         (0.74%)(7)
Portfolio Turnover Rate                                     103%            136%            155%             71%

(1) Commenced operations on January 7, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Not annualized.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. SMALL CAP GROWTH FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00          $9.32        $10.35        $12.00        $19.76         $14.40
                                              --------       --------      --------      --------      --------       --------
Net Investment Income (Loss)(2)                   0.02          (0.02)        (0.06)        (0.10)        (0.13)         (0.04)
Net Realized and Unrealized Gain (Loss) on
Investments                                      (0.68)          1.05          1.71          8.29         (4.33)         (1.12)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                 (0.66)          1.03          1.65          8.19         (4.46)         (1.16)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.02)            --(3)         --            --            --             --
From Net Realized Gain                              --             --            --         (0.43)        (0.90)            --
                                              --------       --------      --------      --------      --------       --------
Total Distributions to Shareholders              (0.02)            --            --         (0.43)        (0.90)            --
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                   $9.32         $10.35        $12.00        $19.76        $14.40         $13.24
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(4,5)                    (6.62%)(6)     11.06%        15.94%        68.52%       (22.33%)        (8.06%)(6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)          $975         $3,841        $8,232       $20,867       $19,772        $13,313
Ratio of Expenses to Average Net Assets          1.00%(7)       1.00%         1.00%         1.00%         1.00%          1.00%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                        5.19%(7)       2.72%         1.63%         1.38%         1.10%          1.21%(7)
Ratio of Net Investment Income (Loss) to
Average Net Assets                               0.62%(7)      (0.16%)       (0.59%)       (0.76%)       (0.68%)        (0.67%)(7)
Portfolio Turnover Rate                            31%            79%           93%          120%          104%            40%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Not annualized.

(7) Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A. INTERNATIONAL FUND
                                              --------------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                PERIOD                                                                   ENDED
                                                 ENDED                      YEAR ENDED DECEMBER 31,                    JUNE 30,
                                           DECEMBER 31,      --------------------------------------------------           2001
                                                1996(1)          1997          1998          1999          2000     (UNAUDITED)
                                              --------       --------      --------      --------      --------      ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $10.00         $11.23        $10.50        $12.18        $15.45         $11.01
                                              --------       --------      --------      --------      --------       --------
Net Investment Income(2)                          0.07           0.05          0.07          0.07          0.03           0.04
Net Realized and Unrealized Gain (Loss) on
Investments                                       1.20          (0.13)         1.69          3.75         (3.93)         (2.16)
                                              --------       --------      --------      --------      --------       --------
Total from Investment Operations                  1.27          (0.08)         1.76          3.82         (3.90)         (2.12)
                                              --------       --------      --------      --------      --------       --------

Less Distributions:
From Net Investment Income                       (0.04)         (0.01)        (0.07)        (0.08)        (0.17)            --
In Excess of Net Investment Income                  --             --         (0.01)        (0.02)           --             --
From Net Realized Gain                              --          (0.64)           --         (0.45)        (0.37)            --
                                              --------       --------      --------      --------      --------       --------
Total Distributions                              (0.04)         (0.65)        (0.08)        (0.55)        (0.54)            --
                                              --------       --------      --------      --------      --------       --------
Net Asset Value, End of Period                  $11.23         $10.50        $12.18        $15.45        $11.01          $8.89
                                              ========       ========      ========      ========      ========       ========
Total Investment Return(3,4)                    12.75%(5)      (0.54%)       16.75%        31.55%       (25.17%)       (19.26%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)        $2,267         $3,792        $7,201        $9,375        $7,330         $4,999
Ratio of Expenses to Average Net Assets          1.15%(6)       1.15%         1.15%         1.15%         1.15%          1.15%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                        3.13%(6)       2.04%         3.13%         2.51%         3.24%          3.40%(6)
Ratio of Net Investment Income to Average
Net Assets                                       2.03%(6)       0.43%         0.59%         0.52%         0.19%          0.84%(6)
Portfolio Turnover Rate                            14%           273%           89%          116%          177%           176%

(1) Commenced operations on August 29, 1996.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------
                                                                       V.A. REGIONAL BANK FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00           $9.28           $8.56           $9.89
                                                        --------        --------        --------        --------
Net Investment Income(2)                                    0.09            0.12            0.16            0.07
Net Realized and Unrealized Gain (Loss) on
Investments                                                (0.74)          (0.57)           1.34            0.72
                                                        --------        --------        --------        --------
Total from Investment Operations                           (0.65)          (0.45)           1.50            0.79
                                                        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                                 (0.07)          (0.12)          (0.17)          (0.07)
From Net Realized Gain                                        --(3)        (0.15)             --              --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.07)          (0.27)          (0.17)          (0.07)
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                             $9.28           $8.56           $9.89          $10.61
                                                        ========        ========        ========        ========

Total Investment Return(4)                                (6.43%)(5,6)    (4.86%)         17.91%           8.10%(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                 $20,256         $20,295         $13,733         $11,888
Ratio of Expenses to Average Net Assets                    1.05%(7)        1.00%           1.01%           1.03%(7)
Ratio of Adjusted Expenses to Average Net
Assets(8)                                                  1.14%(7)           --              --              --
Ratio of Net Investment Income to Average
Net Assets                                                 1.39%(7)        1.30%           1.92%           1.44%(7)
Portfolio Turnover Rate                                      28%             49%             32%              9%

(1) Commenced operations on May 1, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment.

(5) Not annualized.

(6) The total return would have been lower had certain expenses not been reduced during the period shown

(7) Annualized.

(8) Does not take into consideration expense reductions during the period shown

See notes to financial statements.




Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------
                                                                      V.A. HIGH YIELD BOND FUND
                                                        --------------------------------------------------------
                                                                                                      SIX MONTHS
                                                          PERIOD                                           ENDED
                                                           ENDED         YEAR ENDED DECEMBER 31,         JUNE 30,
                                                     DECEMBER 31,       ------------------------            2001
                                                          1998(1)           1999            2000      (UNAUDITED)
                                                        --------        --------        --------        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $10.00           $8.22           $8.31           $6.68
                                                        --------        --------        --------        --------
Net Investment Income(2)                                    0.90            0.88            0.94            0.36
Net Realized and Unrealized Gain (Loss) on
Investments                                                (1.82)           0.16           (1.40)          (0.20)
                                                        --------        --------        --------        --------
Total from Investment Operations                           (0.92)           1.04           (0.46)           0.16
                                                        --------        --------        --------        --------

Less Distributions:
From Net Investment Income                                 (0.84)          (0.88)          (0.94)          (0.39)
From Net Realized Gain                                        --           (0.07)          (0.23)             --
Tax Return of Capital                                      (0.02)             --              --              --
                                                        --------        --------        --------        --------
Total Distributions                                        (0.86)          (0.95)          (1.17)          (0.39)
                                                        --------        --------        --------        --------
Net Asset Value, End of Period                             $8.22           $8.31           $6.68           $6.45
                                                        ========        ========        ========        ========
Total Investment Return(3,4)                              (9.80%)(5)      13.12%          (6.08%)          2.46%(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                  $8,120          $9,287          $7,219          $6,284
Ratio of Expenses to Average Net Assets                    0.85%(6)        0.85%           0.85%           0.85%(6)
Ratio of Adjusted Expenses to Average Net
Assets(7)                                                  1.15%(6)        1.03%           1.24%           1.04%(6)
Ratio of Net Investment Income to Average
Net Assets                                                 9.85%(6)       10.56%          12.12%          11.18%(6,8)
Portfolio Turnover Rate                                     102%            122%             56%             33%

(1) Commenced operations on January 6, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment.

(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Not annualized.

(6) Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 11.40%

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. 500 Index Fund on June 30, 2001. It is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (0.29%)
Interpublic Group of Companies,
Inc. (The)                                                                    607         $17,815
Omnicom Group, Inc.                                                           300          25,800
TMP Worldwide, Inc.*                                                          172          10,320
                                                                                   --------------
                                                                                           53,935
                                                                                   --------------
Aerospace (1.18%)
Boeing Co. (The)                                                            1,411          78,452
General Dynamics Corp.                                                        325          25,288
Goodrich (B.F.) Co. (The)                                                     167           6,343
Lockheed Martin Corp.                                                         702          26,009
Northrop Grumman Corp.                                                        138          11,054
Raytheon Co.                                                                  575          15,266
United Technologies Corp.                                                     761          55,751
                                                                                   --------------
                                                                                          218,163
                                                                                   --------------
Automobiles/Trucks (0.94%)
Cummins Engine Co., Inc.                                                       67           2,593
Dana Corp.                                                                    239           5,578
Delphi Automotive Systems Corp.                                               906          14,433
Eaton Corp.                                                                   111           7,781
Ford Motor Co.                                                              2,959          72,643
General Motors Corp.                                                          887          57,078
PACCAR, Inc.                                                                  124           6,376
Ryder System, Inc.                                                             98           1,921
Visteon Corp.                                                                 212           3,897
                                                                                   --------------
                                                                                          172,300
                                                                                   --------------
Banks - United States (5.40%)
AmSouth Bancorp.                                                              599          11,076
Bank of America Corp.                                                       2,592         155,598
Bank of New York Co., Inc.                                                  1,190          57,120
Bank One Corp.                                                              1,885          67,483
BB&T Corp.                                                                    659          24,185
Comerica, Inc.                                                                289          16,646
Fifth Third Bancorp                                                           931          55,907
First Union Corp.                                                           1,587          55,450
FleetBoston Financial Corp.                                                 1,752          69,116
Huntington Bancshares, Inc.                                                   406           6,638
KeyCorp.                                                                      687          17,896
Mellon Financial Corp.                                                        772          35,512
National City Corp.                                                           972          29,918
Northern Trust Corp.                                                          360          22,500
PNC Bank Corp.                                                                467          30,724
Regions Financial Corp.                                                       368          11,776
SouthTrust Corp.                                                              550          14,300
State Street Corp.                                                            526          26,032
SunTrust Banks, Inc.                                                          472          30,576
Synovus Financial Corp.                                                       469          14,717
U.S. Bancorp                                                                3,082          70,239
Union Planters Corp.                                                          222           9,679
Wachovia Corp.                                                                340          24,191
Wells Fargo Co.                                                             2,776         128,890
Zions Bancorp.                                                                149           8,791
                                                                                   --------------
                                                                                          994,960
                                                                                   --------------

Beverages (2.04%)
Anheuser-Busch Cos., Inc.                                                   1,452          59,822
Brown-Forman Corp.                                                            111           7,097
Coca-Cola Co. (The)                                                         4,023         181,035
Coca-Cola Enterprises, Inc.                                                   680          11,118
Coors (Adolph) Co. (Class B)                                                   60           3,011
Pepsi Bottling Group, Inc.                                                    233           9,343
PepsiCo, Inc.                                                               2,368         104,666
                                                                                   --------------
                                                                                          376,092
                                                                                   --------------
Broker Services (1.47%)
Bear Stearns Cos., Inc.                                                       170          10,025
Lehman Brothers Holdings, Inc.                                                399          31,022
Merrill Lynch & Co., Inc.                                                   1,357          80,402
Morgan Stanley Dean Witter & Co.                                            1,800         115,614
Schwab (Charles) Corp.                                                      2,242          34,303
                                                                                   --------------
                                                                                          271,366
                                                                                   --------------
Building (0.60%)
Black & Decker Corp.                                                          131           5,169
Centex Corp.                                                                   96           3,912
Danaher Corp.                                                                 231          12,936
Georgia-Pacific Corp.                                                         365          12,355
Kaufman & Broad Home Corp.                                                     72           2,172
Louisiana-Pacific Corp.                                                       169           1,982
Masco Corp.                                                                   744          18,570
Pulte Corp.                                                                    68           2,899
Sherwin-Williams Co.                                                          253           5,617
Snap-on, Inc.                                                                  93           2,247
Stanley Works (The)                                                           138           5,779
Vulcan Materials Co.                                                          163           8,761
Weyerhauser Co.                                                               348          19,130
Willamette Industries, Inc.                                                   177           8,762
                                                                                   --------------
                                                                                          110,291
                                                                                   --------------
Business Services - Misc. (0.50%)
Block, H&R, Inc.                                                              148           9,553
Cendant Corp.*                                                              1,378          26,871
Convergys Corp.*                                                              276           8,349
Equifax, Inc.                                                                 232           8,510
Moody's Corp.                                                                 255           8,543
Paychex, Inc.                                                                 604          24,160
Robert Half International, Inc.                                               284           7,069
                                                                                   --------------
                                                                                           93,055
                                                                                   --------------
Chemicals (0.69%)
Air Products & Chemicals, Inc.                                                369          16,882
Dow Chemical Co.                                                            1,452          48,279
Eastman Chemical Co.                                                          125           5,954
Engelhard Corp.                                                               211           5,442
FMC Corp.*                                                                     50           3,428
Great Lakes Chemical Corp.                                                     81           2,499
Hercules, Inc.                                                                175           1,978
PPG Industries, Inc.                                                          272          14,299
Praxair, Inc.                                                                 260          12,220
Rohm & Haas Co.                                                               356          11,712
Sigma-Aldrich Corp.                                                           122           4,712
                                                                                   --------------
                                                                                          127,405
                                                                                   --------------
Computers (12.17%)
Adobe Systems, Inc.                                                           387          18,189
Apple Computer, Inc.*                                                         564          13,113
Autodesk, Inc.                                                                 87           3,245
Automatic Data Processing, Inc.                                             1,010          50,197
BMC Software, Inc.*                                                           394           8,881
BroadVision, Inc.*                                                            442           2,210
Cabletron Systems, Inc.*                                                      305           6,969
Cisco Systems, Inc.*                                                       11,837         215,433
Citrix Systems, Inc.*                                                         299          10,435
Compaq Computer Corp.                                                       2,732          42,319
Computer Associates International,
Inc.                                                                          932          33,552
Computer Sciences Corp.*                                                      273           9,446
Compuware Corp.*                                                              595           8,324
Dell Computer Corp.*                                                        4,207         110,013
Electronic Data Systems Corp.                                                 757          47,313
EMC Corp.*                                                                  3,569         103,679
First Data Corp.                                                              634          40,735
Fiserv, Inc.*                                                                 201          12,860
Gateway 2000, Inc.*                                                           522           8,587
Hewlett-Packard Co.                                                         3,142          89,861
IMS Health, Inc.                                                              477          13,595
International Business Machines Corp.                                       2,810         317,530
Intuit, Inc.*                                                                 337          13,477
Lexmark International Group, Inc.
(Class A)*                                                                    207          13,921
Mercury Interactive Corp.*                                                    134           8,027
Microsoft Corp.*                                                            8,704         635,392
NCR Corp.*                                                                    156           7,332
Network Appliance, Inc.*                                                      526           7,206
Novell, Inc.*                                                                 514           2,925
Oracle Corp.*                                                               9,079         172,501
Palm, Inc.*                                                                   917           5,566
Parametric Technology Corp.*                                                  427           5,974
PeopleSoft, Inc.*                                                             475          23,384
Sabre Holdings Corp.*                                                         215          10,750
Sapient Corp.*                                                                199           1,940
Siebel Systems, Inc.*                                                         733          34,378
Sun Microsystems, Inc.*                                                     5,267          82,797
Unisys Corp.*                                                                 512           7,532
VERITAS Software Corp.*                                                       643          42,779
                                                                                   --------------
                                                                                        2,242,367
                                                                                   --------------
Consumer Products - Misc. (0.01%)
American Greetings Corp. (Class A)                                            103           1,133
                                                                                   --------------
Containers (0.08%)
Ball Corp.                                                                     45           2,140
Bemis Co., Inc.                                                                85           3,414
Pactiv Corp.*                                                                 257           3,444
Sealed Air Corp.*                                                             135           5,029
                                                                                   --------------
                                                                                           14,027
                                                                                   --------------
Cosmetics & Personal Care (0.41%)
Alberto Culver Co. (Class B)                                                   92           3,868
Avon Products, Inc.                                                           384          17,772
Gillette Co.                                                                1,705          49,428
International Flavors & Fragrances, Inc.                                      155           3,895
                                                                                   --------------
                                                                                           74,963
                                                                                   --------------
Diversified Operations (2.57%)
Crane Co.                                                                      97           3,007
Du Pont (E.I.) De Nemours & Co.                                             1,687          81,381
Fortune Brands, Inc.                                                          247           9,475
Honeywell International, Inc.                                               1,309          45,802
Illinois Tool Works, Inc.                                                     492          31,144
ITT Industries, Inc.                                                          142           6,284
Johnson Controls, Inc.                                                        140          10,146
Loews Corp.                                                                   319          20,553
Minnesota Mining & Manufacturing Co.                                          640          73,024
National Service Industries, Inc.                                              67           1,512
Textron, Inc.                                                                 228          12,549
TRW, Inc.                                                                     202           8,282
Tyco International Ltd.                                                     3,132         170,694
                                                                                   --------------
                                                                                          473,853
                                                                                   --------------
Electronics (9.49%)
Advanced Micro Devices, Inc.*                                                 556          16,057
Agilent Technologies, Inc.*                                                   739          24,018
Altera Corp.*                                                                 625          18,125
American Power Conversion Corp.*                                              315           4,961
Analog Devices, Inc.*                                                         582          25,172
Applied Materials, Inc.*                                                    1,315          64,567
Applied Micro Circuits Corp.*                                                 486           8,359
Broadcom Corp. (Class A)*                                                     421          18,002
Conexant Systems, Inc.*                                                       400           3,580
Emerson Electric Co.                                                          693          41,927
General Electric Co.                                                       16,065         783,169
Grainger (W.W.), Inc.                                                         154           6,339
Intel Corp.                                                                10,876         318,123
Jabil Circuit, Inc.*                                                          309           9,536
KLA-Tencor Corp.*                                                             300          17,541
Linear Technology Corp.                                                       514          22,729
LSI Logic Corp.*                                                              584          10,979
Maxim Integrated Products, Inc.*                                              531          23,476
Micron Technology, Inc.                                                       964          39,620
Molex Inc.                                                                    316          11,543
Motorola, Inc.                                                              3,552          58,821
National Semiconductor Corp.*                                                 280           8,154
Novellus Systems, Inc.*                                                       230          13,062
Parker-Hannifin Corp.                                                         189           8,021
PerkinElmer, Inc.                                                             163           4,487
Power-One, Inc.*                                                              127           2,113
QLogic Corp.*                                                                 149           9,603
Rockwell International Corp.                                                  296          11,284
Sanmina Corp.*                                                                517          12,103
Solectron Corp.*                                                            1,057          19,343
Tektronix, Inc.                                                               152           4,127
Teradyne, Inc.*                                                               282           9,334
Texas Instruments, Inc.                                                     2,808          88,452
Thomas & Betts Corp.                                                           94           2,075
Vitesse Semiconductor Corp.*                                                  297           6,249
Xilinx, Inc.*                                                                 538          22,187
                                                                                   --------------
                                                                                        1,747,234
                                                                                   --------------
Energy (0.20%)
Calpine Corp.*                                                                483          18,257
Mirant Corp.*                                                                 549          18,886
                                                                                   --------------
                                                                                           37,143
                                                                                   --------------
Engineering (0.03%)
Fluor Corp.                                                                   128           5,779
                                                                                   --------------
Fiber Optics (0.14%)
JDS Uniphase Corp.*                                                         2,129          26,613
                                                                                   --------------
Finance (5.20%)
American Express Co.                                                        2,140          83,032
Capital One Financial Corp.                                                   337          20,220
Charter One Financial, Inc.                                                   334          10,655
Citigroup, Inc.                                                             8,133         429,748
Concord EFS, Inc.*                                                            390          20,284
Franklin Resources, Inc.                                                      428          19,590
Golden West Financial Corp.                                                   257          16,510
Household International, Inc.                                                 750          50,025
J.P. Morgan Chase & Co.                                                     3,211         143,211
MBNA Corp.                                                                  1,378          45,405
Price (T. Rowe) Associates, Inc.                                              199           7,441
Providian Financial Corp.                                                     462          27,350
Stilwell Financial, Inc.                                                      355          11,914
USA Education, Inc.                                                           264          19,272
Washington Mutual, Inc.                                                     1,419          53,283
                                                                                   --------------
                                                                                          957,940
                                                                                   --------------
Food (1.38%)
Archer-Daniels-Midland Co.                                                  1,022          13,286
Campbell Soup Co.                                                             660          16,995
ConAgra, Inc.                                                                 869          17,215
General Mills, Inc.                                                           460          20,139
Heinz (H.J.) Co.                                                              564          23,062
Hershey Foods Corp.                                                           221          13,638
Kellogg Co.                                                                   656          19,024
Quaker Oats Co.                                                               214          19,528
Ralston Purina Group                                                          501          15,040
Sara Lee Corp.                                                              1,272          24,092
Unilever NV, American Depositary Receipts (ADR)
(Netherlands)                                                                 924          55,043
Wrigley (WM) Jr. Co.                                                          365          17,100
                                                                                   --------------
                                                                                          254,162
                                                                                   --------------
Furniture (0.04%)
Leggett & Platt, Inc.                                                         317           6,984
                                                                                   --------------
Household (0.13%)
Maytag Corp.                                                                  123           3,599
Newell Rubbermaid, Inc.                                                       431          10,818
Tupperware Corp.                                                               94           2,202
Whirlpool Corp.                                                               108           6,750
                                                                                   --------------
                                                                                           23,369
                                                                                   --------------
Instruments - Scientific (0.11%)
Applera Corp. - Applied Biosystems Group                                      341           9,122
Millipore Corp.                                                                76           4,710
Thermo Electron Corp.*                                                        293           6,452
                                                                                   --------------
                                                                                           20,284
                                                                                   --------------
Insurance (4.22%)
Aetna, Inc.                                                                   230           5,950
AFLAC, Inc.                                                                   850          26,767
Allstate Corp. (The)                                                        1,172          51,556
Ambac Financial Group, Inc.                                                   171           9,952
American General Corp.                                                        807          37,485
American International Group, Inc.                                          3,770         324,220
Aon Corp.                                                                     424          14,840
Chubb Corp. (The)                                                             283          21,913
CIGNA Corp.                                                                   242          23,188
Cincinnati Financial Corp.                                                    260          10,270
Conseco, Inc.                                                                 546           7,453
Hartford Financial Services Group, Inc. (The)                                 383          26,197
Jefferson Pilot Corp                                                          246          11,887
John Hancock Financial Services, Inc.                                         498          20,049
Lincoln National Corp.                                                        304          15,732
Marsh & McLennan Cos., Inc.                                                   446          45,046
MBIA, Inc.                                                                    240          13,363
MetLife, Inc.                                                               1,213          37,579
MGIC Investment Corp.                                                         173          12,567
Progressive Corp.                                                             119          16,088
SAFECO Corp.                                                                  207           6,107
St. Paul Cos., Inc. (The)                                                     347          17,589
Torchmark Corp.                                                               203           8,163
UnumProvident Corp.                                                           390          12,527
                                                                                   --------------
                                                                                          776,488
                                                                                   --------------
Internet Services (2.16%)
America Online, Inc.*                                                       7,166         379,798
Yahoo! Inc.*                                                                  917          18,331
                                                                                   --------------
                                                                                          398,129
                                                                                   --------------
Leisure (1.28%)
Brunswick Corp.                                                               142           3,412
Carnival Corp. (Class A)                                                      946          29,042
Disney (Walt) Co., (The)                                                    3,380          97,648
Eastman Kodak Co.                                                             469          21,893
Harley-Davidson, Inc.                                                         489          23,022
Harrah's Entertainment, Inc.*                                                 190           6,707
Hasbro, Inc.                                                                  279           4,032
Hilton Hotels Corp.                                                           597           6,925
Marriott International, Inc. (Class A)                                        394          18,652
Mattel, Inc.                                                                  697          13,187
Starwood Hotels & Resorts
Worldwide, Inc.                                                               321          11,967
                                                                                   --------------
                                                                                          236,487
                                                                                   --------------
Linen Supply & Related (0.07%)
Cintas Corp.                                                                  273          12,626
                                                                                   --------------
Machinery (0.39%)
Caterpiller Tractor, Inc.                                                     555          27,778
Cooper Industries, Inc.                                                       151           5,978
Deere & Co.                                                                   380          14,383
Dover Corp.                                                                   329          12,387
Ingersoll-Rand Co.                                                            259          10,671
                                                                                   --------------
                                                                                           71,197
                                                                                   --------------
Media (2.10%)
Clear Channel Communications, Inc.*                                           950          59,565
Comcast Corp.                                                               1,528          66,315
Dow Jones & Co., Inc.                                                         140           8,359
Gannett Co., Inc.                                                             428          28,205
Knight-Ridder, Inc.                                                           118           6,997
McGraw-Hill Cos., Inc. (The)                                                  316          20,903
Meredith Corp.                                                                 80           2,865
New York Times Co. (Class A)                                                  258          10,836
Tribune Co.                                                                   483          19,325
Univision Communications, Inc.
(Class A)*                                                                    337          14,417
Viacom, Inc. (Class B)*                                                     2,879         148,988
                                                                                   --------------
                                                                                          386,775
                                                                                   --------------
Medical (12.26%)
Abbott Laboratories                                                         2,505         120,265
Allergan, Inc.                                                                213          18,211
American Home Products Corp.                                                2,126         124,243
Medical (continued)
Amgen, Inc.*                                                                1,687         102,367
Bard (C.R.), Inc.                                                              82           4,670
Bausch & Lomb, Inc.                                                            87           3,153
Baxter International, Inc.                                                    958          46,942
Becton, Dickinson & Co.                                                       417          14,924
Biogen, Inc.*                                                                 240          13,046
Biomet, Inc.                                                                  289          13,889
Boston Scientific Corp.*                                                      649          11,033
Bristol-Myers Squibb Co.                                                    3,143         164,379
Cardinal Health, Inc.                                                         721          49,749
Chiron Corp.*                                                                 307          15,657
Forest Laboratories, Inc.*                                                    285          20,235
Guidant Corp.                                                                 497          17,892
HCA - The Healthcare Co.                                                      869          39,270
HEALTHSOUTH Corp.*                                                            630          10,061
Humana, Inc.*                                                                 275           2,709
Johnson & Johnson                                                           4,897         244,850
King Pharmaceuticals, Inc.*                                                   277          14,889
Lilly (Eli) & Co.                                                           1,818         134,532
Manor Care, Inc.*                                                             166           5,270
McKesson HBOC, Inc.                                                           461          17,112
MedImmune, Inc.*                                                              344          16,237
Medtronic, Inc.                                                             1,955          89,950
Merck & Co., Inc.                                                           3,708         236,978
Pall Corp.                                                                    199           4,682
Pfizer Inc.                                                                10,210         408,910
Pharmacia Corp.                                                             2,104          96,679
Quintiles Transnational Corp.*                                                189           4,772
Schering-Plough Corp.                                                       2,366          85,744
St. Jude Medical, Inc.*                                                       139           8,340
Stryker Corp.                                                                 317          17,387
Tenet Healthcare Corp.*                                                       524          27,033
UnitedHealth Group, Inc.                                                      513          31,678
Watson Pharmaceutical, Inc.*                                                  171          10,540
Wellpoint Health Networks, Inc.*                                              102           9,612
                                                                                   --------------
                                                                                        2,257,890
                                                                                   --------------
Metal (0.64%)
Alcan Aluminium Ltd. (Canada)                                                 516          21,682
Alcoa Inc.                                                                  1,396          55,002
Barrick Gold Corp. (Canada)                                                   640           9,696
Freeport-McMoran Copper & Gold, Inc. (Class B)*                               233           2,575
Homestake Mining Co.                                                          426           3,302
Inco, Ltd. (Canada)                                                           294           5,074
Newmont Mining Corp.                                                          316           5,881
Phelps Dodge Corp.                                                            127           5,271
Placer Dome, Inc. (Canada)                                                    530           5,194
Timken Co. (The)                                                               97           1,643
Worthington Industries, Inc.                                                  138           1,877
                                                                                   --------------
                                                                                          117,197
                                                                                   --------------
Mortgage Banking (1.22%)
Countrywide Credit Industries, Inc.                                           192           8,809
Fannie Mae                                                                  1,618         137,773
Freddie Mac                                                                 1,120          78,400
                                                                                   --------------
                                                                                          224,982
                                                                                   --------------
Office (0.22%)
Avery Dennison Corp.                                                          178           9,087
Deluxe Corp.                                                                  114           3,295
Pitney Bowes, Inc.                                                            399          16,806
Xerox Corp.                                                                 1,123          10,747
                                                                                   --------------
                                                                                           39,935
                                                                                   --------------
Oil & Gas (6.96%)
Amerada Hess Corp.                                                            144          11,635
Anadarko Petroleum Corp.                                                      405          21,882
Apache Corp.                                                                  203          10,302
Ashland, Inc.                                                                 113           4,531
Baker Hughes, Inc.                                                            543          18,190
Burlington Resources, Inc.                                                    342          13,663
Chevron Corp.                                                               1,037          93,848
Conoco, Inc. (Class B)                                                      1,010          29,189
Devon Energy Corp.                                                            209          10,972
El Paso Energy Corp.                                                          823          43,240
Enron Corp.                                                                 1,207          59,143
EOG Resources, Inc.                                                           188           6,683
Exxon Mobil Corp.                                                           5,579         487,326
Halliburton Co.                                                               694          24,706
Kerr-McGee Corp.                                                              153          10,139
McDermott International, Inc.                                                  99           1,153
Nabors Industries, Inc.*                                                      238           8,854
Noble Drilling Corp.*                                                         217           7,107
Occidental Petroleum Corp.                                                    599          15,927
Phillips Petroleum Co.                                                        414          23,598
Rowan Cos., Inc.*                                                             153           3,381
Royal Dutch Petroleum Co. (ADR)
(Netherlands)                                                               3,468         202,080
Schlumberger Ltd.                                                             927          48,807
Sunoco, Inc.                                                                  136           4,982
Texaco, Inc.                                                                  891          59,341
Tosco Corp.                                                                   250          11,012
Transocean Sedco Forex, Inc.                                                  514          21,202
Unocal Corp.                                                                  394          13,455
USX - Marathon Group                                                          499          14,725
                                                                                   --------------
                                                                                        1,281,073
                                                                                   --------------
Paper & Paper Products (0.51%)
Boise Cascade Corp.                                                            93           3,271
International Paper Co.                                                       781          27,882
Kimberly-Clark Corp.                                                          861          48,130
Mead Corp. (The)                                                              160           4,342
Potlatch Corp.                                                                 46           1,583
Temple-Inland, Inc.                                                            80           4,263
Westvaco Corp.                                                                163           3,959
                                                                                   --------------
                                                                                           93,430
                                                                                   --------------
Pollution Control (0.20%)
Allied Waste Industries, Inc.*                                                319           5,959
Waste Management, Inc.                                                      1,012          31,190
                                                                                   --------------
                                                                                           37,149
                                                                                   --------------
Printing - Commercial (0.03%)
Donnelley (R.R.) & Sons                                                       190           5,643
                                                                                   --------------
Retail (6.80%)
Albertson's, Inc.                                                             655          19,643
AutoZone, Inc.*                                                               181           6,788
Bed Bath & Beyond, Inc.*                                                      467          14,570
Best Buy Co., Inc.*                                                           339          21,533
Big Lots, Inc.*                                                               183           2,503
Circuit City Stores - Circuit City
Group                                                                         336           6,048
Costco Wholesale Corp.                                                        728          29,906
CVS Corp.                                                                     636          24,550
Darden Restaurants, Inc.                                                      191           5,329
Dillards, Inc.                                                                138           2,107
Dollar General Corp.                                                          535          10,433
Federated Department Stores, Inc.*                                            320          13,600
Gap, Inc. (The)                                                             1,390          40,310
Genuine Parts Co.                                                             278           8,757
Home Depot, Inc. (The)                                                      3,774         175,680
Kmart Corp.*                                                                  792           9,084
Kohl's Corp.*                                                                 539          33,811
Kroger Co.*                                                                 1,311          32,775
Limited, Inc. (The)                                                           690          11,399
Longs Drug Stores Corp.                                                        61           1,315
Lowe's Cos., Inc.                                                             622          45,126
May Department Stores                                                         483          16,548
McDonald's Corp.                                                            2,092          56,610
Nordstrom, Inc.                                                               216           4,007
Office Depot, Inc.*                                                           481           4,993
Penney (J. C.) Co., Inc.                                                      425          11,203
RadioShack Corp.                                                              300           9,150
Reebok International Ltd.*                                                     95           3,035
Safeway, Inc.*                                                                817          39,216
Sears, Roebuck & Co.                                                          531          22,467
Staples, Inc.*                                                                738          11,801
Starbucks Corp.*                                                              615          14,145
SUPERVALU, Inc.                                                               214           3,756
SYSCO Corp.                                                                 1,088          29,539
Target Corp.                                                                1,454          50,308
Tiffany & Co.                                                                 236           8,548
TJX Cos., Inc.                                                                453          14,437
Toys R Us, Inc.*                                                              320           7,920
Tricon Global Restaurants, Inc.*                                              238          10,448
Walgreen Co.                                                                1,646          56,211
Wal-Mart Stores, Inc.                                                       7,231         352,873
Wendy's International, Inc.                                                   184           4,699
Winn-Dixie Stores, Inc.                                                       227           5,932
                                                                                   --------------
                                                                                        1,253,113
                                                                                   --------------
Rubber - Tires & Misc. (0.05%)
Cooper Tire & Rubber Co.                                                      117           1,661
Goodyear Tire & Rubber Co. (The)                                              257           7,196
                                                                                   --------------
                                                                                            8,857
                                                                                   --------------
Shoes & Related Apparel (0.10%)
Nike, Inc. (Class B)                                                          439          18,434
                                                                                   --------------
Soap & Cleaning Preparations (1.13%)
Clorox Co.                                                                    383          12,965
Colgate-Palmolive Co.                                                         907          53,504
Ecolab, Inc.                                                                  206           8,440
Procter & Gamble Co. (The)                                                  2,095         133,661
                                                                                   --------------
                                                                                          208,570
                                                                                   --------------
Steel (0.06%)
Allegheny Technologies, Inc.                                                  130           2,352
Nucor Corp.                                                                   125           6,111
USX-U.S. Steel Group, Inc.                                                    144           2,902
                                                                                   --------------
                                                                                           11,365
                                                                                   --------------
Telecommunications (4.69%)
ADC Telecommunications, Inc.*                                               1,264           8,342
Andrew Corp.*                                                                 132           2,435
AT&T Corp.                                                                  5,580         122,760
Avaya, Inc.*                                                                  459           6,288
CenturyTel, Inc.                                                              228           6,908
Citizens Communications Co.                                                   461           5,546
Comverse Technology, Inc.*                                                    277          15,817
Corning, Inc.*                                                              1,504          25,132
Global Crossing Ltd.* (Bermuda)                                             1,434          12,390
Lucent Technologies, Inc.                                                   5,508          34,150
Nextel Communications, Inc. (Class A)*                                      1,237          21,648
Nortel Networks Corp. (Canada)                                              5,153          46,841
QUALCOMM, Inc.*                                                             1,225          71,638
Qwest Communications International, Inc.*                                   2,687          85,635
Scientific-Atlanta, Inc.                                                      263          10,678
Sprint Corp.                                                                1,515          36,587
Sprint PCS*                                                                 1,433          30,609
Symbol Technologies, Inc.                                                     366           8,125
Tellabs, Inc.*                                                                662          12,830
Verizon Communications, Inc.                                                4,374         234,009
WorldCom, Inc.*                                                             4,671          66,328
                                                                                   --------------
                                                                                          864,696
                                                                                   --------------
Textile (0.06%)
Liz Claiborne, Inc.                                                            85           4,288
VF Corp.                                                                      181           6,585
                                                                                   --------------
                                                                                           10,873
                                                                                   --------------
Tobacco (1.02%)
Philip Morris Cos., Inc.                                                    3,558         180,569
UST, Inc.                                                                     264           7,619
                                                                                   --------------
                                                                                          188,188
                                                                                   --------------
Transport (0.72%)
AMR Corp.*                                                                    249           8,996
Burlington Northern Santa Fe Corp.                                            634          19,128
CSX Corp.                                                                     345          12,503
Delta Air Lines, Inc.                                                         199           8,772
FedEx Corp.*                                                                  497          19,979
Navistar International Corp.*                                                  96           2,700
Norfolk Southern Corp.                                                        622          12,875
Southwest Airlines Co.                                                      1,232          22,780
Union Pacific Corp.                                                           401          22,019
US Airways Group, Inc.*                                                       109           2,649
                                                                                   --------------
                                                                                          132,401
                                                                                   --------------
Utilities (4.87%)
AES Corp. (The)*                                                              861          37,066
Allegheny Energy, Inc.                                                        202           9,747
ALLTEL Corp.                                                                  506          30,998
Ameren Corp.                                                                  222           9,479
American Electric Power Co., Inc.                                             521          24,055
BellSouth Corp.                                                             3,031         122,058
Cinergy Corp.                                                                 257           8,982
CMS Energy Corp.                                                              213           5,932
Consolidated Edison, Inc.                                                     343          13,651
Constellation Energy Group, Inc.                                              265          11,289
Dominion Resources, Inc.                                                      400          24,052
DTE Energy Co.                                                                267          12,399
Duke Energy Corp.                                                           1,248          48,684
Dynegy, Inc. (Class A)                                                        527          24,506
Edison International                                                          527           5,876
Entergy Corp.                                                                 357          13,705
Exelon Corp.                                                                  519          33,278
FirstEnergy Corp.*                                                            362          11,642
FPL Group, Inc.                                                               284          17,100
GPU, Inc.                                                                     193           6,784
KeySpan Corp.                                                                 222           8,099
Kinder Morgan, Inc.                                                           185           9,296
Niagara Mohawk Holdings, Inc.*                                                259           4,582
NICOR, Inc.                                                                    73           2,846
NiSource, Inc.                                                                334           9,128
ONEOK, Inc.                                                                    96           1,891
Peoples Energy Corp.                                                           57           2,291
PG&E Corp.                                                                    626           7,011
Pinnacle West Capital Corp.                                                   137           6,494
PPL Corp.                                                                     236          12,980
Progress Energy, Inc.                                                         333          14,958
Public Service Enterprise Group, Inc.                                         336          16,430
Reliant Energy, Inc.                                                          481          15,493
SBC Communications, Inc.                                                    5,447         218,207
Sempra Energy                                                                 333           9,104
Southern Co.                                                                1,108          25,761
TXU Corp.                                                                     415          19,999
Williams Cos., Inc. (The)                                                     784          25,833
Xcel Energy, Inc.                                                             555          15,790
                                                                                   --------------
                                                                                          897,476
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $12,948,504)                                                        (96.83%)     17,836,392
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.95%)
Investment in a joint repurchase
agreement  transaction with UBS Warburg,
Inc. - Dated  6-29-01, due 7-02-01
(Secured by U.S.  Treasury Bonds 6.875%
and 6.625% due 8-15-25 and 11-30-02)               3.97%                     $911         911,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (4.95%)        911,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (101.78%)     18,747,392
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.78%)       (327,899)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $18,419,493
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. Large Cap Growth Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Large Cap Growth Fund on June 30, 2001. Common stocks are broken down by industry group.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Banks - United States (1.15%)
State Street Corp.                                                          1,464         $72,453
                                                                                   --------------
Beverages (1.12%)
Anheuser-Busch Cos., Inc.                                                   1,700          70,040
                                                                                   --------------
Computers (17.97%)
BEA Systems, Inc.*                                                          1,000          30,710
Cisco Systems, Inc.*                                                       15,650         284,830
Electronic Data Systems Corp.                                               2,000         125,000
EMC Corp.*                                                                  4,707         136,738
Microsoft Corp.*                                                            3,450         251,850
Sun Microsystems, Inc.*                                                     6,750         106,110
VeriSign, Inc.*                                                               950          57,010
VERITAS Software Corp.*                                                     2,050         136,387
                                                                                   --------------
                                                                                        1,128,635
                                                                                   --------------
Diversified Operations (11.61%)
General Electric Co.                                                        7,627         371,816
Tyco International Ltd.                                                     6,550         356,975
                                                                                   --------------
                                                                                          728,791
                                                                                   --------------
Electronics (6.94%)
Analog Devices, Inc.*                                                       1,315          56,874
Applied Materials, Inc.*                                                    1,500          73,650
Celestica, Inc. (Canada)*                                                     600          30,900
Intel Corp.                                                                 5,000         146,250
Micron Technology, Inc.*                                                    1,400          57,540
Novellus Systems, Inc.*                                                       700          39,753
Xilinx, Inc.*                                                                 750          30,930
                                                                                   --------------
                                                                                          435,897
                                                                                   --------------
Fiber Optics (0.97%)
CIENA Corp.*                                                                1,600          60,800
                                                                                   --------------
Finance (8.02%)
Citigroup, Inc.                                                             4,378         231,334
Goldman Sachs Group, Inc. (The)                                               750          64,350
MBNA Corp.                                                                  3,780         124,551
Morgan Stanley Dean Witter & Co.                                            1,300          83,499
                                                                                   --------------
                                                                                          503,734
                                                                                   --------------
Insurance (2.99%)
American International Group, Inc.                                          2,182         187,652
                                                                                   --------------
Media (8.65%)
AOL Time Warner, Inc.*                                                      5,110         270,830
Charter Communications, Inc. (Class A)*                                     3,050          71,217
Clear Channel Communications, Inc.*                                         2,052         128,660
Viacom, Inc. (Class B)*                                                     1,400          72,450
                                                                                   --------------
                                                                                          543,157
                                                                                   --------------
Medical (20.74%)
Allergan, Inc.                                                                973          83,191
Amgen, Inc.*                                                                2,350         142,598
Cardinal Health, Inc.                                                       3,513         242,397
Express Scripts, Inc.*                                                        800          44,024
Genentech, Inc.*                                                            1,056          58,186
Johnson & Johnson                                                           2,100         105,000
Medtronic, Inc.                                                             2,281         104,949
Pfizer, Inc.                                                                5,928         237,416
Pharmacia Corp.                                                             2,346         107,799
Stryker Corp.                                                               1,400          76,790
UnitedHealth Group, Inc.                                                      550          33,962
Wellpoint Health Networks, Inc.*                                              700          65,968
                                                                                   --------------
                                                                                        1,302,280
                                                                                   --------------
Oil & Gas (0.46%)
Transocean Sedco Forex, Inc.                                                  700          28,875
                                                                                   --------------
Retail (12.58%)
Bed Bath & Beyond, Inc.*                                                    3,350         100,500
Gap, Inc. (The)                                                             2,600          75,400
Home Depot, Inc. (The)                                                      5,512         256,584
Lowe's Cos., Inc.                                                           1,300          94,315
Wal-Mart Stores, Inc.                                                       5,398         263,422
                                                                                   --------------
                                                                                          790,221
                                                                                   --------------
Telecommunications (5.01%)
Amdocs Ltd.*                                                                  700          37,695
American Tower Corp. (Class A)                                              3,159          65,297
Comverse Technology, Inc.*                                                  1,200          68,520
Nokia Corp., American Depositary
Receipts (Finland)                                                          3,164          69,735
Scientific-Atlanta, Inc.                                                    1,807          73,364
                                                                                   --------------
                                                                                          314,611
                                                                                   --------------
Tobacco (1.45%)
Philip Morris Cos., Inc.                                                    1,800          91,350
                                                                                   --------------
Utilities (1.11%)
AES Corp. (The)*                                                            1,618          69,655
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $6,081,968)                                                        (100.77%)      6,328,151
                                                                   --------------  --------------

TOTAL INVESTMENTS                                                        (100.77%)      6,328,151
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.77%)        (48,315)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)     $6,279,836
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Mid Cap Growth Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (1.40%)
Lamar Advertising Co.*                                                        850         $37,400
TMP Worldwide, Inc.*                                                          850          51,000
                                                                                   --------------
                                                                                           88,400
                                                                                   --------------
Banks - United States (1.48%)
Northern Trust Corp.                                                        1,500          93,750
                                                                                   --------------
Beverages (0.59%)
Coors (Adolph) Co. (Class B)                                                  742          37,234
                                                                                   --------------
Broker Services (2.32%)
Legg Mason, Inc.                                                            1,206          60,011
Lehman Brothers Holdings, Inc.                                              1,113          86,536
                                                                                   --------------
                                                                                          146,547
                                                                                   --------------
Computers (13.04%)
Brocade Communications Systems, Inc.*                                       2,580         113,494
DST Systems, Inc.*                                                          1,192          62,818
Electronic Arts, Inc.*                                                        600          34,740
Emulex Corp.*                                                               1,350          54,540
Fiserv, Inc.*                                                               1,015          64,940
Mercury Interactive Corp.*                                                  2,070         123,993
Micromuse, Inc.*                                                            2,200          61,578
Parametric Technology Corp.*                                                8,350         116,817
SunGard Data Systems, Inc.*                                                 1,856          55,699
VeriSign, Inc.*                                                             2,250         135,023
                                                                                   --------------
                                                                                          823,642
                                                                                   --------------
Electronics (12.22%)
Aeroflex, Inc.*                                                             6,694          70,287
ASML Holdings NV* (Netherlands)                                             1,750          38,937
Atmel Corp.*                                                                5,450          73,520
Capstone Turbine Corp.*                                                     2,950          65,165
Celestica, Inc.* (Canada)                                                     993          51,139
International Rectifier Corp.*                                                994          33,895
KLA-Tencor Corp.*                                                             500          29,235
Lam Research Corp.*                                                           950          28,168
Micrel, Inc.*                                                               1,200          39,600
National Semiconductor Corp.*                                               2,364          68,840
Novellus Systems, Inc.*                                                     1,150          65,308
ONI Systems Corp.*                                                          1,950          54,405
PMC-Sierra, Inc.* (Canada)                                                  1,300          40,391
QLogic Corp.*                                                                 460          29,647
Tektronix, Inc.*                                                            3,057          82,998
                                                                                   --------------
                                                                                          771,535
                                                                                   --------------
Energy (0.96%)
Calpine Corp.*                                                              1,606          60,707
                                                                                   --------------
Fiber Optics (0.64%)
Finisar Corp.*                                                              2,150          40,162
                                                                                   --------------
Finance (6.23%)
Affiliated Managers Group, Inc.*                                            1,346          82,779
Concord EFS, Inc.*                                                          1,840          95,698
Providian Financial Corp.                                                   1,443          85,426
USA Education, Inc.                                                         1,776         129,648
                                                                                   --------------
                                                                                          393,551
                                                                                   --------------
Instruments - Scientific (0.52%)
Millipore Corp.                                                               533          33,035
                                                                                   --------------
Insurance (3.59%)
Ace, Ltd.                                                                   2,095          81,894
Ambac Financial Group, Inc.                                                 1,148          66,814
Everest Re Group Ltd. (Bermuda)                                             1,042          77,942
                                                                                   --------------
                                                                                          226,650
                                                                                   --------------
Media (6.52%)
Charter Communications, Inc. (Class A)*                                     4,650         108,577
Clear Channel Communications, Inc.*                                           882          55,301
Emmis Communications Corp. (Class A)*                                       2,150          66,112
Hispanic Broadcasting Corp.*                                                1,771          50,810
Univision Communications, Inc.
(Class A)*                                                                  1,516          64,854
USA Networks, Inc.*                                                         2,350          65,800
                                                                                   --------------
                                                                                          411,454
                                                                                   --------------
Medical (21.68%)
Alkermes, Inc.*                                                             1,730          60,723
Allergan, Inc.                                                                870          74,385
AmeriSource Health Corp. (Class A)*                                         1,387          76,701
Apogent Technologies, Inc.*                                                 1,686          41,476
Express Scripts, Inc.*                                                      1,200          66,036
Forest Laboratories, Inc.*                                                  1,036          73,556
Genzyme Corp.*                                                                900          54,900
Human Genome Sciences, Inc.*                                                1,070          64,468
ICOS Corp.*                                                                   850          54,400
IDEC Pharmaceuticals Corp.*                                                 1,250          84,612
Inhale Therapeutic Systems, Inc.*                                           3,150          72,450
Invitrogen Corp.*                                                             800          44,512
MedImmune, Inc.*                                                            1,490          70,328
Oxford Health Plans, Inc.*                                                  2,328          66,581
Shire Pharmaceuticals Group Plc,
American Depositary Receipts (ADR)*
(United Kingdom)                                                            2,502         138,861
Teva Pharmaceutical Industries Ltd.
(ADR) (Israel)                                                              1,301          81,052
Trigon Healthcare, Inc.*                                                      603          39,105
Universal Health Services, Inc.
(Class B)*                                                                  1,417          64,474
Varian Medical Systems, Inc.*                                                 979          69,999
Wellpoint Health Networks, Inc.*                                              751          70,774
                                                                                   --------------
                                                                                        1,369,393
                                                                                   --------------
Oil & Gas (4.91%)
Baker Hughes, Inc.                                                          1,377          46,129
Cooper Cameron Corp.*                                                       1,164          64,951
Santa Fe International Corp.                                                2,487          72,123
Transocean Sedco Forex, Inc.                                                1,391          57,379
Weatherford International, Inc.*                                            1,452          69,696
                                                                                   --------------
                                                                                          310,278
                                                                                   --------------
Retail (4.65%)
Bed Bath & Beyond, Inc.*                                                    2,200          66,000
BJ's Wholesale Club, Inc.*                                                  1,693          90,169
Talbots, Inc.                                                               1,814          79,363
TJX Cos., Inc.                                                              1,820          58,003
                                                                                   --------------
                                                                                          293,535
                                                                                   --------------
Telecommunications (10.80%)
Amdocs Ltd.*                                                                2,026         109,100
American Tower Corp. (Class A)*                                             3,243          67,033
Comverse Technology, Inc.*                                                  1,570          89,647
Crown Castle International Corp.*                                           2,975          48,790
Dobson Communications Corp. (Class A)*                                      7,230         123,271
Global Crossing Ltd.* (Bermuda)                                             5,493          47,460
Nextel Communications, Inc. (Class A)*                                      1,250          21,875
Scientific-Atlanta, Inc.                                                    1,959          79,534
Sonus Networks, Inc.*                                                       1,150          26,864
Western Wireless Corp. (Class A)*                                           1,590          68,370
                                                                                   --------------
                                                                                          681,944
                                                                                   --------------
Textile (1.00%)
Jones Apparel Group, Inc.*                                                  1,462          63,158
                                                                                   --------------
Utilities (1.35%)
Orion Power Holdings, Inc.*                                                 3,581          85,264
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $6,065,678)                                                         (93.90%)      5,930,239
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (7.97%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury  Bonds,
10.625% due 08-15-15  and 6.250% due
08-15-23, and  U.S. Treasury Note 5.625%
due 11-30-02)                                      3.97%                     $503         503,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (7.97%)        503,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (101.87%)      6,433,239
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.87%)       (118,065)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)     $6,315,174
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------
The V.A. Mid Cap Growth Fund invests primarily in common stocks of U.S.
and foreign issuers. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the Schedule of Investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to country categories.


                                              MARKET VALUE AS A %
COUNTRY DIVERSIFICATION                        OF FUND NET ASSETS
-----------------------                       -------------------
Bermuda                                              1.98%
Canada                                               1.45
Netherlands                                          0.62
Israel                                               1.28
United Kingdom                                       2.20
United States                                       94.34
                                                   ------
TOTAL INVESTMENTS                                  101.87%
                                                   ======




John Hancock Funds - Declaration Trust - V.A. Small Cap Growth Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Small Cap Growth Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Advertising (1.27%)
Getty Images, Inc.*                                                         3,800         $99,788
Ventiv Health, Inc.*                                                        3,350          69,144
                                                                                   --------------
                                                                                          168,932
                                                                                   --------------
Banks - United States (2.17%)
Greater Bay Bancorp.                                                        3,450          86,181
Southwest Bancorp. of Texas, Inc.*                                          3,000          90,630
Sterling Bancshares, Inc.                                                   5,850         112,203
                                                                                   --------------
                                                                                          289,014
                                                                                   --------------
Building (0.61%)
Ryland Group, Inc. (The)                                                    1,600          80,960
                                                                                   --------------
Business Services - Misc. (3.27%)
Corporate Executive Board Co. (The)*                                        4,450         186,900
Forrester Research, Inc.*                                                   2,800          63,252
On Assignment, Inc.*                                                        5,000          90,000
Profit Recovery Group
International, Inc. (The)*                                                  2,800          32,088
Quanta Services, Inc.*                                                      2,879          63,453
                                                                                   --------------
                                                                                          435,693
                                                                                   --------------
Computers (8.00%)
Advent Software, Inc.*                                                      1,850         117,475
Avocent Corp.*                                                              2,500          56,875
Cerner Corp.*                                                               2,800         117,600
Data Return Corp.*                                                          5,900          10,325
Embarcadero Technologies, Inc.*                                             3,100          69,161
IntraNet Solutions, Inc.*                                                   2,400          91,320
Macromedia, Inc.*                                                           3,750          67,500
M-Systems Flash Disk Pioneers Ltd.
(Israel)*                                                                   8,700          61,770
National Instruments Corp.*                                                 2,250          73,013
NetRatings, Inc.*                                                           6,500          93,600
ScanSource, Inc.*                                                           1,950          92,469
Secure Computing Corp.*                                                     6,900         108,399
Silicon Storage Technology, Inc.*                                           7,150          72,430
TeleCommunication Systems, Inc.
(Class A)*                                                                 10,800          32,400
                                                                                   --------------
                                                                                        1,064,337
                                                                                   --------------
Electronics (14.81%)
Aeroflex, Inc.*                                                             7,000          73,500
Alpha Industries, Inc.*                                                     2,900          85,695
ATMI, Inc.*                                                                 3,550         106,500
Brooks Automation, Inc.*                                                    2,050          94,505
CoorsTek, Inc.*                                                             2,300          86,250
Credence Systems Corp.*                                                     3,750          90,900
Cree, Inc.*                                                                 2,600          67,977
DDi Corp.*                                                                  5,000         100,000
DuPont Photomasks, Inc.*                                                    2,000          96,500
Elantec Semiconductor, Inc.*                                                2,650          89,543
Electro Scientific Industries, Inc.*                                        2,650         100,965
LTX Corp.*                                                                  4,300         109,908
Microsemi Corp.*                                                            2,650         188,150
Nanometrics, Inc.*                                                          2,650          72,841
Pixelworks, Inc.*                                                           2,600          92,924
Plexus Corp.*                                                               2,000          66,000
PLX Technology, Inc.*                                                       8,500          72,165
PRI Automation, Inc.*                                                       5,400         100,035
Rudolph Technologies, Inc.*                                                 3,050         143,350
Semtech Corp.*                                                              4,450         133,500
                                                                                   --------------
                                                                                        1,971,208
                                                                                   --------------
Energy (0.56%)
Evergreen Solar, Inc.*                                                      3,500          33,600
FuelCell Energy, Inc.*                                                      1,800          41,562
                                                                                   --------------
                                                                                           75,162
                                                                                   --------------
Finance (2.54%)
Actrade Financial Technologies,
Ltd.*                                                                       1,366          32,292
Affiliated Managers Group, Inc.*                                            2,500         153,750
eFUNDS Corp.*                                                               3,150          58,590
Metris Cos., Inc.                                                           2,775          93,545
                                                                                   --------------
                                                                                          338,177
                                                                                   --------------
Food (1.35%)
American Italian Pasta Co. (Class A)*                                       2,450         113,680
Dean Foods Co.                                                              1,650          66,330
                                                                                   --------------
                                                                                          180,010
                                                                                   --------------
Instruments - Scientific (0.11%)
FEI Co.*                                                                      350          14,350
                                                                                   --------------
Insurance (3.56%)
Fidelity National Financial, Inc.                                           4,350         106,879
HCC Insurance Holdings, Inc.                                                4,250         104,125
Philadelphia Consolidated Holding Corp.*                                    1,750          60,865
RenaissanceRe Holdings Ltd.
(Bermuda)                                                                   1,550         114,855
StanCorp Financial Group, Inc.                                              1,850          87,672
                                                                                   --------------
                                                                                          474,396
                                                                                   --------------
Leisure (0.74%)
Expedia, Inc. (Class A)*                                                    1,000          46,600
Extended Stay America, Inc.*                                                3,450          51,750
                                                                                   --------------
                                                                                           98,350
                                                                                   --------------
Machinery (1.48%)
Global Power Equipment Group, Inc.*                                         1,350          39,555
Hydril Co.*                                                                 4,900         111,573
SureBeam Corp. (Class A)*                                                   2,700          46,224
                                                                                   --------------
                                                                                          197,352
                                                                                   --------------
Media (6.17%)
Entercom Communications Corp.*                                              2,450         131,344
Insight Communications Co., Inc.*                                           2,700          67,500
Pegasus Communications Corp.*                                               3,200          72,000
Radio One, Inc. (Class A)*                                                  3,150          72,450
Radio One, Inc. (Class D)*                                                  5,150         113,558
Regent Communications, Inc.*                                               14,000         167,860
Scholastic Corp.*                                                           2,700         121,500
Westwood One, Inc.*                                                         2,050          75,543
                                                                                   --------------
                                                                                          821,755
                                                                                   --------------
Medical (18.77%)
Accredo Health, Inc.*                                                       4,550         169,214
Alkermes, Inc.*                                                             3,350         117,585
AmeriSource Health Corp. (Class A)*                                         2,000         110,600
Apria Healthcare Group, Inc.*                                               2,150          62,027
Charles River Laboratories
International, Inc.*                                                        1,650          57,337
CIMA Labs, Inc.*                                                            1,000          78,500
COR Therapeutics, Inc.*                                                     2,300          70,150
Covance, Inc.*                                                              5,350         121,177
Cytyc Corp.*                                                                5,150         118,707
DaVita, Inc.*                                                               6,400         130,112
Exelixis, Inc.*                                                             2,300          43,631
Gene Logic, Inc.*                                                           1,200          26,160
Inhale Therapeutic Systems, Inc.*                                           4,300          98,900
Inspire Pharmaceuticals, Inc.*                                              1,400          19,600
LifePoint Hospitals, Inc.*                                                  3,400         150,552
Lincare Holdings, Inc.*                                                     4,700         141,047
Mid Atlantic Medical Services, Inc.*                                        4,300          77,099
Noven Pharmaceuticals, Inc.*                                                2,050          80,360
NPS Pharmaceuticals, Inc.*                                                  3,750         150,750
Pharmaceutical Product Development, Inc.*                                     800          24,408
Regeneron Pharmaceuticals, Inc.*                                            1,850          64,103
Renal Care Group, Inc.*                                                     4,850         159,517
Rightchoice Managed Care, Inc.*                                             1,200          53,280
Salix Pharmaceuticals, Ltd.*                                                1,300          32,045
Unilab Corp.*                                                                 150           3,780
Urologix, Inc.*                                                             4,350          79,649
Visible Genetics, Inc.* (Canada)                                            4,150         103,128
Wilson Greatbatch Technologies, Inc.*                                       5,350         155,150
                                                                                   --------------
                                                                                        2,498,568
                                                                                   --------------
Oil & Gas (8.78%)
Dril-Quip, Inc.*                                                            2,750          59,207
Evergreen Resources, Inc.*                                                  1,500          57,000
FMC Technologies, Inc.*                                                       100           2,065
Hanover Compressor Co.*                                                     3,559         117,767
Horizon Offshore, Inc.*                                                     4,450          60,075
Lone Star Technologies, Inc.*                                               2,700          97,740
Marine Drilling Cos., Inc.*                                                 4,000          76,440
NATCO Group, Inc. (Class A)*                                                1,800          15,840
Newfield Exploration Co.*                                                   2,750          88,165
Oceaneering International, Inc.*                                            3,700          76,775
Patterson-UTI Energy, Inc.*                                                 4,000          71,480
Pride International, Inc.*                                                  4,500          85,500
Spinnaker Exploration Co.*                                                  2,700         107,622
Stone Energy Corp.*                                                         2,350         104,105
Torch Offshore, Inc.*                                                         850           8,458
Universal Compression Holdings, Inc.*                                       3,700         105,080
Veritas DGC, Inc.*                                                          1,300          36,075
                                                                                   --------------
                                                                                        1,169,394
                                                                                   --------------
Retail (13.63%)
99 Cents Only Stores*                                                       4,435         132,828
Applebee's International, Inc.                                                750          24,000
bebe stores, inc.*                                                          1,050          30,618
Buca, Inc.*                                                                 4,000          87,000
California Pizza Kitchen, Inc.*                                             3,400          79,050
Columbia Sportswear Co.*                                                    3,375         172,091
Cost Plus, Inc.*                                                            3,250          97,500
Duane Reade, Inc.*                                                          1,100          35,750
Ethan Allen Interiors, Inc.                                                 1,950          63,375
Galyan's Trading Co.*                                                         550          11,220
GoTo.com, Inc.*                                                             4,550          88,497
Hot Topic, Inc.*                                                            3,100          96,410
Krispy Kreme Doughnuts, Inc.*                                               2,400          96,000
O'Reilly Automotive, Inc.*                                                  1,800          51,660
P.F. Chang's China Bistro, Inc.*                                            2,800         106,120
Performance Food Group Co.*                                                 4,700         142,081
RARE Hospitality International, Inc.*                                       3,175          71,755
Skechers U.S.A. (Class A)*                                                  2,350          68,691
Too, Inc.*                                                                  3,000          82,200
Tweeter Home Entertainment Group, Inc.*                                     4,100         144,730
Whole Foods Market, Inc.*                                                   4,900         132,790
                                                                                   --------------
                                                                                        1,814,366
                                                                                   --------------
Schools/Education (4.26%)
Corinthian Colleges, Inc.*                                                  2,750         129,442
Education Management Corp.*                                                 4,200         168,210
SkillSoft Corp.*                                                            1,950          66,788
Strayer Education, Inc.                                                     1,500          73,125
University of Phoenix Online*                                               3,050         129,625
                                                                                   --------------
                                                                                          567,190
                                                                                   --------------
Telecommunications (3.46%)
AirGate PCS, Inc.*                                                          2,700         140,400
Alamosa Holdings, Inc.*                                                     4,800          78,240
CTC Communications Group, Inc.*                                             6,650          20,349
Dobson Communications Corp. (Class A)*                                      2,300          39,215
Metro One Telecommunications, Inc.*                                         2,050         132,984
SBA Communications Corp.*                                                   1,950          48,263
Tellium, Inc.*                                                                100           1,820
                                                                                   --------------
                                                                                          461,271
                                                                                   --------------
Textile (0.64%)
Nautica Enterprises, Inc.*                                                    700          14,301
Tommy Hilfiger Corp.*                                                       5,050          70,700
                                                                                   --------------
                                                                                           85,001
                                                                                   --------------
Transport (1.52%)
Expeditors International of
Washington, Inc.                                                            1,950         116,998
Forward Air Corp.*                                                          2,850          85,357
                                                                                   --------------
                                                                                          202,355
                                                                                   --------------
Utilities (0.45%)
Beacon Power Corp.*                                                         8,600          59,340
                                                                                   --------------
Waste Disposal Service & Equip. (0.95%)
Waste Connections, Inc.*                                                    3,500         126,000
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $11,380,649)                                                        (99.10%)     13,193,181
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.83%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated  06-29-01, due 07-02-01
(Secured by U.S.  Treasury Bonds,
10.625% due 08-15-15  and 6.250% due
08-15-23, and U.S.  Treasury Note 5.625%
due 11-30-02)                                      3.97%                     $111         111,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                               (0.83%)        111,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.93%)     13,304,181
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.07%)          8,834
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $13,313,015
                                                                   ==============  ==============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. International Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. International Fund on June 30, 2001. It's divided into two main categories: common stocks and rights, and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Brazil (0.37%)
Tele Norte Leste Participacoes SA American Depositary
Receipts (ADR) (Telecommunications)                                         1,200         $18,312
                                                                                   --------------
Canada (5.89%)
Anderson Exploration Ltd.* (Oil & Gas)                                      2,500          50,491
Magna International, Inc. (Class A)
(Automobiles/Trucks)                                                          500          30,716
Manulife Financial Corp.
(Insurance)                                                                 2,000          55,820
Nortel Networks Corp.
(Telecommunications)                                                            2              18
Precision Drilling Corp.* (Oil & Gas)                                       1,700          53,108
Suncor Energy, Inc. (Oil & Gas)                                             1,700          43,239
Talisman Energy, Inc. (Oil & Gas)                                           1,600          60,944
                                                                                   --------------
                                                                                          294,336
                                                                                   --------------
Denmark (0.89%)
Novo Nordisk A/S (Class B)
(Medical)                                                                   1,000          44,275
                                                                                   --------------
France (10.24%)
Alstom (Machinery)                                                          1,800          50,125
Assurances Generales de France
(Insurance)                                                                 1,000          55,677
Aventis SA (Medical)                                                          600          47,949
Lafarge SA (Building)                                                         400          34,237
PSA Peugeot Citroen SA
(Automobiles/Trucks)                                                          100          27,178
Sanofi-Synthelabo SA (Medical)                                                800          52,542
Schneider Electric SA (Machinery)                                           1,060          58,659
Societe Television Francaise 1
(Media)                                                                     1,000          29,203
Total Fina Elf SA (Oil & Gas)                                                 330          46,256
Vivendi Environnement SA
(Utilities)                                                                 1,500          63,190
Vivendi Universal SA (Media)                                                  800          46,678
                                                                                   --------------
                                                                                          511,694
                                                                                   --------------
Germany (7.62%)
BASF AG (Chemicals)                                                         1,300          51,338
Bayer AG (Chemicals)                                                        1,400          54,991
Bayerische Motoren Werke AG
(Automobiles/Trucks)                                                        1,200          39,762
Deutsche Bank AG (Banks - Foreign)                                            500          35,864
Deutsche Telekom AG
(Telecommunications)                                                        1,500          34,220
E.On AG (Utilities)                                                         1,300          68,238
Muenchener Rueckversicherungs-Gesellschaft AG
(Insurance)                                                                   147          41,010
SAP AG (Computers)                                                            400          55,562
                                                                                   --------------
                                                                                          380,985
                                                                                   --------------
Hong Kong (4.24%)
Cheung Kong Holdings Ltd. (Real
Estate Operations)                                                          5,000          54,489
China Mobile Ltd.*
(Telecommunications)                                                        7,000          36,886
Citic Pacific Ltd.
(Commercial/Industrial Services)                                           13,000          40,251
Hutchison Whampoa Ltd.
(Commercial/Industrial Services)                                            5,000          50,482
Johnson Electric Holdings Ltd.
(Electronics)                                                              22,000          30,039
                                                                                   --------------
                                                                                          212,147
                                                                                   --------------
Ireland (2.88%)
Allied Irish Banks Plc (Banks - Foreign)                                    3,100          35,729
Bank of Ireland (Banks - Foreign)                                           2,600          25,779
Bank of Ireland (Banks - Foreign)                                           1,600          15,864
CRH Plc (Building)                                                          1,800          30,203
Elan Corp. Plc* (ADR) (Medical)                                               600          36,600
                                                                                   --------------
                                                                                          144,175
                                                                                   --------------
Israel (1.50%)
Check Point Software Technologies, Ltd.*
(Computers)                                                                   500          25,285
Teva Pharmaceutical Industries, Ltd. (ADR)
(Medical)                                                                     800          49,840
                                                                                   --------------
                                                                                           75,125
                                                                                   --------------
Italy (4.97%)
Autostrade SpA (Transport)                                                  5,500          35,750
Banca Fideuram SpA (Finance)                                                3,100          29,476
Banca Nazionale del Lavoro* (Banks
- Foreign)                                                                 16,000          50,169
Edison SpA (Utilities)                                                      3,800          34,876
Riunione Adriatica di Sicurta SpA
(Insurance)                                                                 5,282          64,995
Telecom Italia SpA
(Telecommunications)                                                        3,700          33,237
                                                                                   --------------
                                                                                          248,503
                                                                                   --------------
Japan (18.28%)
Bridgestone Corp. (Rubber - Tires &
Misc.)                                                                      2,000          20,929
Daikin Industries Ltd. (Building)                                           3,000          55,569
Fast Retailing Co., Ltd. (Retail)                                             200          34,801
Fuji Photo Film Co., Ltd. (Leisure)                                         1,000          43,140
Kyocera Corp. (Electronics)                                                   500          44,102
Marui Co., Ltd. (Retail)                                                    1,000          14,433
Matsushita Electric Industrial Co.,
Ltd. (Electronics)                                                          2,000          31,305
Mitsui Fudosan Co., Ltd. (Real
Estate Operations)                                                          4,000          43,108
Mizuho Holdings, Inc. (Banks - Foreign)                                         8          37,206
Murata Manufacturing Co., Ltd.
(Electronics)                                                                 300          19,942
Nintendo Co., Ltd. (Leisure)                                                  100          18,202
Nippon Mitsubishi Oil Corp. (Oil & Gas)                                     3,000          16,935
Nippon Telegraph & Telephone Corp.
(Telecommunications)                                                            4          20,848
Nissan Motor Co., Ltd.
(Automobiles/Trucks)                                                       12,000          82,848
Nomura Securities Co., Ltd. (Broker
Services)                                                                   1,000          19,164
NTT Data Corp. (Telecommunications)                                             4          21,811
NTT DoCoMo, Inc.
(Telecommunications)                                                            3          52,201
Oriental Land Co., Ltd. (Leisure)                                             400          29,701
Pioneer Corp. (Electronics)                                                 1,000          30,391
Seven-Eleven Japan Co., Ltd.
(Retail)                                                                    1,000          39,051
Sony Corp. (Electronics)                                                      900          59,177
Takeda Chemical Industries Ltd.
(Medical)                                                                   1,000          46,508
Tokyo Electron Ltd. (Machinery)                                               500          30,270
Toray Industries, Inc. (Textile)                                            8,000          31,946
Yamanouchi Pharmaceutical Co., Ltd.
(Medical)                                                                   1,000          28,065
Yamato Transport Co., Ltd.
(Transport)                                                                 2,000          41,937
                                                                                   --------------
                                                                                          913,590
                                                                                   --------------
Mexico (0.42%)
America Movil SA de CV Ser L (ADR)
(Telecommunications)                                                        1,000          20,860
                                                                                   --------------
Netherlands (5.65%)
Akzo Nobel NV (Chemicals)                                                   1,130          47,881
Heineken NV (Beverages)                                                     1,375          55,501
ING Groep NV (Banks - Foreign)                                                850          55,610
Koninklijke Ahold NV (Retail)                                               1,545          48,444
Qiagen NV* (Medical)                                                        1,400          30,847
Unilever Plc (Food)                                                         5,200          43,866
                                                                                   --------------
                                                                                          282,149
                                                                                   --------------
Portugal (0.91%)
Portugal Telecom, SGPS, SA
(Telecommunications)                                                        6,500          45,389
                                                                                   --------------
Singapore (1.06%)
Singapore Telecommunications Ltd.
(Telecommunications)                                                       51,000          53,183
                                                                                   --------------
South Korea (0.66%)
Korea Telecom Corp. (ADR)
(Telecommunications)                                                        1,500          32,970
                                                                                   --------------
Spain (2.77%)
Iberdrola SA (Utilities)                                                    2,500          32,097
Inditex SA* (Retail)                                                        3,200          51,118
Repsol YPF, SA (Oil & Gas)                                                  2,200          36,356
Telefonica SA (Telecommunications)                                          1,546          19,076
                                                                                   --------------
                                                                                          138,647
                                                                                   --------------
Sweden (2.08%)
Electrolux AB, Ser B (Machinery)                                            3,800          52,598
Svenska Handelsbanken AB (Banks - Foreign)                                  3,600          51,485
                                                                                   --------------
                                                                                          104,083
                                                                                   --------------
Switzerland (3.66%)
Nestle SA (Food)                                                              300          63,791
Novartis AG (Medical)                                                       1,009          36,535
Serona SA* (ADR) (Medical)                                                  1,300          32,435
Swiss Re Co. (Insurance)                                                       25          49,986
                                                                                   --------------
                                                                                          182,747
                                                                                   --------------
Taiwan (1.26%)
Taiwan Semiconductor Manufacturing Co., Ltd.*
(ADR) (Electronics)                                                         2,100          31,899
United Microelectronics Corp.*
(ADR) (Electronics)                                                         3,500          31,150
                                                                                   --------------
                                                                                           63,049
                                                                                   --------------
United Kingdom (18.71%)
Abbey National Plc (Banks - Foreign)                                        1,500          26,300
AstraZeneca Plc (Medical)                                                     800          37,326
Barclays Plc (Banks - Foreign)                                              1,600          49,122
BG Group Plc (Oil & Gas)                                                   13,000          51,308
BP Plc (Oil & Gas)                                                          4,600          37,865
British Airways PLC (Transport)                                             6,700          32,458
British American Tobacco Plc
(Tobacco)                                                                   5,200          39,545
British Sky Broadcasting Group Plc*
(Media)                                                                     5,200          50,090
Centrica Plc (Utilities)                                                   15,640          50,054
Compass Group Plc (Consumer
Services)                                                                   5,500          44,073
Diageo Plc (Beverages)                                                      6,800          74,696
Energis Plc* (Telecommunications)                                           8,450          22,462
GlaxoSmithKline Plc (Medical)                                               1,600          45,066
National Grid Group Plc (Utilities)                                         6,600          48,705
Reckitt Benckiser Plc (Grocery
Products)                                                                   4,100          59,184
Royal Bank of Scotland Group Plc
(Banks - Foreign)                                                           2,300          50,757
Scottish Power Plc (Utilities)                                              5,800          42,719
Shell Transport & Trading Co. Plc
(Oil & Gas)                                                                 6,800          56,597
Shire Pharmaceuticals Group Plc*
(Medical)                                                                   2,400          43,736
Standard Chartered Plc (Banks - Foreign)                                    2,600          33,357
Vodafone Group Plc
(Telecommunications)                                                       17,980          39,881
                                                                                   --------------
                                                                                          935,301
                                                                                   --------------
United States (4.06%)
Amdocs Ltd.* (Telecommunications)                                             400          21,540
Santa Fe International Corp. (Oil & Gas)
                                                                            1,500          43,500
Schlumberger Ltd. (Oil & Gas)                                                 900          47,385
Transocean Sedco Forex, Inc. (Oil & Gas)
                                                                            1,000          41,250
XL Capital Ltd. (Class A)
(Insurance)                                                                   600          49,260
                                                                                   --------------
                                                                                          202,935
                                                                                   --------------
TOTAL COMMON STOCKS
(Cost $5,232,978)                                                         (98.12%)      4,904,455
                                                                   --------------  --------------
RIGHTS
Portugal (0.00%)
Portugal Telecom, SGPS, SA*
(Telecommunications)                                                        6,500               0
                                                                                   --------------
TOTAL RIGHTS
(Cost $0)                                                                  (0.00%)              0
                                                                   --------------  --------------
TOTAL COMMON STOCKS AND RIGHTS
(Cost $5,232,978)                                                         (98.12%)      4,904,455
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
Joint Repurchase Agreement (5.24%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bond, 6.875%
due 08-15-25 and U.S. Treasury Note,
5.625% due 11-30-02)                               3.97%                     $262         262,000
                                                                   --------------  --------------

                                                                           NUMBER
                                                                        OF SHARES
                                                                   --------------
Cash Equivalents (20.81%)
Navigator Securities Lending Prime Portfolio**                          1,040,206       1,040,206
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                              (26.05%)      1,302,206
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                        (124.17%)      6,206,661
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                         (24.17%)     (1,208,085)
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)     $4,998,576
                                                                   ==============  ==============

 * Non-income producing security.

** Represents investment of security lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Industry Diversification (Unaudited)
---------------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to the various investment categories.

                                              MARKET VALUE AS A %
INVESTMENT CATEGORIES                          OF FUND NET ASSETS
----------------------                        -------------------
Automobiles/Trucks                                   3.61%
Banks - Foreign                                      9.35
Beverages                                            2.60
Broker Services                                      0.38
Building                                             2.40
Chemicals                                            3.09
Commercial/Industrial Services                       1.82
Computers                                            1.62
Consumer Services                                    0.88
Diversified Operations                               2.30
Electronics                                          4.20
Finance                                              0.59
Food                                                 2.15
Grocery Products                                     1.18
Insurance                                            6.34
Leisure                                              1.82
Machinery                                            3.83
Media                                                1.59
Medical                                             10.64
Oil & Gas                                           11.71
Real  Estate Operations                              1.95
Retail                                               3.76
Rubber - Tires & Misc.                               0.42
Telecommunications                                   9.46
Textile                                              0.64
Tobacco                                              0.79
Transport                                            2.20
Utilities                                            6.80
Short-Term Investments                              26.05
                                                  -------
TOTAL INVESTMENTS                                 124.17%
                                                  =======




John Hancock Funds - Declaration Trust - V.A. Regional Bank Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Regional Bank Fund on June 30, 2001. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                        SHARES           VALUE
-------------------                                                --------------  --------------
COMMON STOCKS
Superregional Banks (7.50%)
Bank One Corp. (OH)                                                         3,000        $107,400
Mellon Financial Corp. (PA)                                                 8,500         391,000
U.S. Bancorp (MN)                                                           5,000         113,950
Wells Fargo & Co. (CA)                                                      6,000         278,580
                                                                                   --------------
                                                                                          890,930
                                                                                   --------------
Banks - Money Center (4.80%)
Citigroup, Inc. (NY)                                                        7,000         369,880
J.P. Morgan Chase & Co. (NY)                                                4,500         200,700
                                                                                   --------------
                                                                                          570,580
                                                                                   --------------
Banks - United States (71.48%)
BancFirst Corp. (OK)                                                        2,500         100,625
BancWest Corp. (HI)                                                         3,000         103,200
BB&T Corp. (NC)                                                             3,000         110,100
Cascade Bancorp (OR)                                                       21,612         302,568
Chittenden Corp. (VT)                                                       5,000         168,250
City National Corp. (CA)                                                    5,000         221,450
Comerica, Inc. (MI)                                                         3,500         201,600
Commerce Bancshares, Inc. (MO)                                             10,047         370,734
Community First Bankshares, Inc. (ND)                                       7,500         172,500
Cullen/Frost Bankers., Inc. (TX)                                            6,500         220,025
Fifth Third Bancorp (OH)                                                    7,092         425,875
Financial Institutions, Inc. (NY)                                           9,000         201,600
First Midwest Bancorp., Inc. (IL)                                           5,000         154,250
FirstMerit Corp. (OH)                                                       5,000         132,000
Independent Bank Corp. (MI)                                                 8,000         196,400
M & T Bank Corp. (NY)                                                       4,000         302,000
Mercantile Bankshares Corp. (MD)                                            9,500         371,735
Mid-State Bancshares (CA)                                                  25,000         456,000
National Commerce Financial Corp.
(TN)                                                                        9,000         219,330
Northern Trust Corp. (IL)                                                   1,500          93,750
Northrim Bank (AK)                                                         16,695         232,227
Pacific Capital Bancorp. (CA)                                              13,500         411,075
PNC Financial Services Group (PA)                                           4,000         263,160
Prosperity Bancshares, Inc. (TX)                                           14,000         335,020
SJNB Financial Corp. (CA)                                                   8,000         345,920
SouthTrust Corp. (AL)                                                       3,000          78,000
Southwest Bancorp. of Texas, Inc.*
(TX)                                                                        5,000         151,050
State Street Corp. (MA)                                                     2,000          98,980
Sterling Bancshares, Inc. (TX)                                             10,000         191,800
Summit Bancshares, Inc. (TX)                                               12,000         225,840
Texas Regional Bancshares, Inc.
(Class A) (TX)                                                              1,750          70,508
Umpqua Holdings Corp. (OR)                                                 33,000         422,730
Valley National Bancorp. (NJ)                                              16,485         467,350
Whitney Holding Corp. (LA)                                                  5,000         234,500
Yardville National Bancorp. (NJ)                                           15,000         210,000
Zions Bancorp. (UT)                                                         4,000         236,000
                                                                                   --------------
                                                                                        8,498,152
                                                                                   --------------
Computers (1.00%)
SEI Investments Co. (PA)                                                    2,500         118,500
                                                                                   --------------
Finance (2.41%)
American Express Co. (NY)                                                   3,000         116,400
Fannie Mae (DC)                                                             2,000         170,300
                                                                                   --------------
                                                                                          286,700
                                                                                   --------------
Insurance (2.06%)
American General Corp. (TX)                                                 1,000          46,450
Hartford Financial Services Group, Inc. (The) (CT)                          2,000         136,800
MetLife, Inc. (NY)                                                          2,000          61,960
                                                                                   --------------
                                                                                          245,210
                                                                                   --------------
Thrifts (4.16%)
Charter One Financial, Inc. (OH)                                            6,017         191,942
First Financial Holdings, Inc. (SC)                                         5,300         121,900
Warren Bancorp., Inc. (MA)                                                 20,000         180,400
                                                                                   --------------
                                                                                          494,242
                                                                                   --------------

TOTAL COMMON STOCK
(Cost $8,818,705)                                                         (93.41%)     11,104,314
                                                                   --------------  --------------
                                                 INTEREST             PAR VALUE
ISSUER, DESCRIPTION                                RATE            (000s OMITTED)
-------------------                           --------------       --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.25%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated  06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds,
10.625% due 08-15-15, and 6.250% due
08-15-23,  U.S. Treasury Note 5.625%
due 11-30-02)                                      3.97%                     $743         743,000
                                                                   --------------  --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $743,000)                               (6.25%)        743,000
                                                                   --------------  --------------
TOTAL INVESTMENTS                                                         (99.66%)     11,847,314
                                                                   --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.34%)         40,929
                                                                   --------------  --------------
TOTAL NET ASSETS                                                         (100.00%)    $11,888,243
                                                                   ==============  ==============
* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

Schedule of Investments
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. High Yield Bond Fund on June 30, 2001. It is divided into four main categories: bonds, common stocks, preferred stocks and warrants, and short-term investments. Bonds are further broken down by industry group.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                             INTEREST       CREDIT        PAR VALUE          MARKET
ISSUER, DESCRIPTION                                              RATE       RATING**  (000s OMITTED)          VALUE
-------------------                                          --------       ------     ------------   -------------
BONDS
Aerospace (0.06%)
Compass Aerospace Corp.,
Gtd Sr Sub Note Ser D
04-15-05 (B)                                                   10.125%         C                $25          $4,000
                                                                                                     --------------
Agricultural Operations (0.05%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Note 12-01-06 (R)                                       10.750          Ca                 6           3,000
                                                                                                     --------------
Automobiles/Trucks (1.10%)
AM General Corp.,
Sr Note Ser B 05-01-02                                         12.875          B                 50          48,500
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04                                               12.500          B                 25          20,750
                                                                                                     --------------
                                                                                                             69,250
                                                                                                     --------------
Banks - United States (0.82%)
Colonial Bank,
Sub Note 06-01-11                                               9.375          BB-               50          51,640
                                                                                                     --------------
Building (1.15%)
Amatek Industries Property Ltd.,
Sr Sub Note (Australia)
02-15-08 (Y)                                                   12.000          B                 25          19,500
WCI Communities, Inc.,
Sr Sub Note 02-15-11 (R)                                       10.625          B                 50          52,500
                                                                                                     --------------
                                                                                                             72,000
                                                                                                     --------------
Business Services - Misc. (0.22%)
AP Holdings, Inc.,
Sr Disc Note, Step Coupon
(11.25%, 03-15-03)
03-15-08 (A)                                                     Zero          CCC+             200          14,000
                                                                                                     --------------
Chemicals (4.91%)
American Pacific Corp.,
Sr Note 03-01-05                                                9.250          BB-               30          30,150
Applied Extrusion Technologies, Inc.,
Sr Note 07-01-11 (R)                                           10.750          B                 50          50,625
Sr Note Ser B 04-01-02                                         11.500          B                 25          25,031
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                           10.125          B                100          98,000
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09                                            Zero          B+                75          23,250
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                                 10.625          B+               125          81,250
                                                                                                     --------------
                                                                                                            308,306
                                                                                                     --------------
Consumer Products Misc. (0.37%)
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08 (B)                                       10.125          D                100          14,000
Indesco International, Inc.,
Sr Sub Note 04-15-08 (B)                                        9.750          D                100           9,000
                                                                                                     --------------
                                                                                                             23,000
                                                                                                     --------------
Containers (3.97%)
Gaylord Container Corp.,
Sr Note Ser B 06-15-07                                          9.375          B-                15           9,600
Sr Sub Note Ser B 02-15-08                                      9.875          CCC+             100          29,000
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands)
07-15-09 (Y)                                                   10.625          B                 75          78,750
Sr Sub Bond, Step Coupon
(12.50%, 07-15-04) (Netherlands)
07-15-09 (A) (E)                                                 Zero          B                100          64,796
Riverwood International Corp.,
Gtd Sr Sub Note 04-01-08                                       10.875          CCC+              70          67,550
                                                                                                     --------------
                                                                                                            249,696
                                                                                                     --------------
Cosmetics & Personal Care (0.12%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                                       11.000          D                 75           7,500
                                                                                                     --------------
Diversified Operations (0.84%)
Diamond Holdings Plc,
Bond (United Kingdom)
02-01-08 #                                                     10.000          B-                50          52,826
                                                                                                     --------------
Energy (3.00%)
AEI Resources, Inc./AEI Resources
Holdings, Inc.,
Gtd Note 12-15-05 (B) (R)                                      10.500          Ca                75          52,500
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                      9.625          B                 81          84,848
Port Arthur Finance Corp.,
Gtd Sr Sec Note 01-15-09                                       12.500          BB                50          51,000
                                                                                                     --------------
                                                                                                            188,348
                                                                                                     --------------
Finance (1.57%)
Finova Capital Corp.,
Floating Rate Sr Note 06-18-03                                  4.128***       D                 50          47,000
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                                9.200          A-                50          51,591
                                                                                                     --------------
                                                                                                             98,591
                                                                                                     --------------
Food (4.05%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                           11.875          B-               125         113,750
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (Y)                               11.750          B+               125          68,750
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                           13.000          Caa2             120          72,000
                                                                                                     --------------
                                                                                                            254,500
                                                                                                     --------------
Government - Foreign (0.80%)
Panama, Republic of,
Bond (Panama) 02-08-11 (Y)                                      9.625          BB+               50          50,500
                                                                                                     --------------
Insurance (0.81%)
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09                                        9.000          B+                50          50,875
                                                                                                     --------------

Leisure (3.05%)
Ameristar Casinos, Inc.,
Sr Sub Note 02-15-09 (R)                                       10.750          B-                50          52,125
Claridge Hotel & Casino Corp.,
1st Mtg Note 02-01-02 (B)                                      11.750          Ca                50           1,500
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B
12-15-04 (B)                                                   12.250          Caa1              50          30,000
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08 (R)                                       11.125          B-                25          25,875
SC International Services, Inc.,
Sr Sub Note Ser B 09-01-07                                      9.250          B                 30          32,100
Trump Atlantic City Associates,
1st Mtg Note 05-01-06                                          11.250          B-                75          50,250
                                                                                                     --------------
                                                                                                            191,850
                                                                                                     --------------
Machinery (0.25%)
Glasstech, Inc.,
Sr Note Ser B 07-01-04                                         12.750          B3                25          15,500
                                                                                                     --------------
Manufacturing (0.32%)
ICON Health & Fitness, Inc.,
Gtd Note 09-27-05                                              12.000          B                 22          19,980
                                                                                                     --------------
Media (6.93%)
Antenna TV S.A.,
Sr Note (Germany) 07-01-08 (E)                                  9.750          BB                50          41,927
Callahan Nordheim-Westfalen GmbH,
Sr Note (Germany) 7-15-11 (E)                                  14.125          B-                50          35,362
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon
(12.625%, 03-01-03)
03-01-08 (A)                                                     Zero          B-                50           7,000
Fox Family Worldwide, Inc.,
Sr Disc Note, Step Coupon
(10.25%, 11-01-02)
11-01-07 (A)                                                     Zero          B                 80          71,200
ONO Finance Plc,
Sr Sub Note (United Kingdom)
07-15-10 (E)                                                   14.000          CCC+              50          33,033
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                         12.500          CCC+              35          34,650
Pegasus Satellite Communications, Inc.,
Sr Disc Note, Step Coupon
(13.50%, 03-01-04)
03-01-07 (A)                                                     Zero          CCC+              60          36,600
Regional Independent Media Group Plc,
Sr Disc Note, Step Coupon
(12.875%, 07-01-03)
(United Kingdom)
07-01-08 (A) #                                                   Zero          B-                20          22,539
Sr Note (United Kingdom)
07-01-08 (Y)                                                   10.500          B-                 5           5,050
Sirius Satellite Radio, Inc.,
Sr Disc Note, Step Coupon
(15.00%, 12-01-02)
12-01-07 (A)                                                     Zero          CCC+             110          36,300
United International Holdings, Inc.,
Sr Disc Note, Step Coupon
(10.75%, 02-15-03)
02-15-08 (A)                                                     Zero          B-                75          23,250
XM Satellite Radio, Inc.,
Sr Sec Note 03-15-10                                           14.000          CCC+             150          88,500
                                                                                                     --------------
                                                                                                            435,411
                                                                                                     --------------
Medical (1.89%)
Magellan Health Services, Inc.,
Sr Sub Note 02-15-08                                            9.000          B-               100          94,250
Select Medical Corp.,
Sr Sub Note 06-15-09 (R)                                        9.500          B                 25          24,625
                                                                                                     --------------
                                                                                                            118,875
                                                                                                     --------------
Metal (3.47%)
Doe Run Resources Corp.,
Gtd Sr Note Ser B 03-15-03                                     11.181***       CCC+              25           8,500
Gtd Sr Note Ser B 03-15-05                                     11.250          CCC+              10           3,400
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 11-15-06                                                7.500          CCC               75          50,250
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06                                          12.000          B+                25          13,000
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon
(13.125%, 05-15-03)
05-15-09 (A)                                                     Zero          B-               200          80,000
TVX Gold, Inc.,
Conv Sub Note (Canada)
03-28-02 (Y)                                                    5.000          B-               100          63,000
                                                                                                     --------------
                                                                                                            218,150
                                                                                                     --------------
Miscellaneous (0.65%)
Sotheby's Holdings, Inc.,
Note 02-01-09                                                   6.875          BBB               50          41,000
                                                                                                     --------------
Oil & Gas (11.09%)
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                           11.250          B                 75          79,500
Frontier Oil Corp.,
Sr Sub Note 11-15-09                                           11.750          B                 50          53,500
Giant Industries, Inc.,
Gtd Sr Sub Note 09-01-07                                        9.000          B+                50          48,500
Sr Sub Note 11-15-03                                            9.750          B+                25          24,563
Great Lakes Carbon Corp.,
Gtd Sr Sub Note Ser B 05-15-08                                 10.250          B-                50          29,500
Key Energy Services, Inc.,
Conv Sub Note 09-15-04 (R)                                      5.000          B2                80          74,000
Conv Sub Note 09-15-04                                          5.000          B2               143         132,275
Sr Sub Note Ser B 01-15-09                                     14.000          B                 93         106,950
Mariner Energy, Inc.,
Sr Sub Note Ser B 08-01-06                                     10.500          B-                10           9,875
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)
06-01-08 (Y)                                                   10.250          B-                55          48,400
Universal Compression, Inc.,
Sr Disc Note, Step Coupon
(9.875%, 02-15-03)
02-15-08 (A)                                                     Zero          B+               100          90,000
                                                                                                     --------------
                                                                                                            697,063
                                                                                                     --------------
Paper & Paper Products (4.84%)
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant)
(Indonesia) 03-15-10 (B) (R) (Y)                               14.000          D                250          37,500
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia)
04-30-03 (B) (R) (Y)                                            3.500          D                 10             400
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (Y)                                  13.125          BB-              125         125,000
Grupo Industrial Durango S.A.,
Note (Mexico) 08-01-03 (Y)                                     12.625          BB-              125         131,250
Sappi BVI Finance Ltd.,
Gtd Conv Bond (South Africa)
08-01-02 (R) (Y)                                                7.500          BB-               10           9,950
                                                                                                     --------------
                                                                                                            304,100
                                                                                                     --------------
Real Estate Operations (0.02%)
Signature Resorts, Inc.,
Conv Sub Note 01-15-07 (B)                                      5.750          Caa1              35           1,050
                                                                                                     --------------
Retail (0.92%)
Imperial Home Decor Group, Inc,
Gtd Sr Sub Note 03-15-08 (B)                                   11.000          C                125             625
SpinCycle, Inc.,
Sr Disc Note, Step Coupon
(12.75%, 05-01-01)
05-01-05 (A)                                                     Zero          CCC+              25           7,250
St. John Knits International, Inc.,
Sr Sub Note 07-01-09                                           12.500          B-                50          50,000
                                                                                                     --------------
                                                                                                             57,875
                                                                                                     --------------
Steel (1.54%)
Gulf States Steel, Inc. of Alabama,
1st Mtg Bond 04-15-03 (B)                                      13.500          Caa3             100             250
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09 (B)                                   11.750          Ca                50           3,500
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.75%, 07-15-03)
07-15-08 (A)                                                     Zero          CCC+              50          23,000
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07                                     11.000          B-                30          27,000
NSM Steel, Inc./NSM Steel Ltd.,
Gtd Sr Sub Mtg Note Ser B
02-01-08 (B) (R)                                               12.250          D                 75             750
Oregon Steel CF&I,
Note 03-31-03 (r)                                               9.500          B                 46          42,321
                                                                                                     --------------
                                                                                                             96,821
                                                                                                     --------------
Telecommunications (6.14%)
CTI Holdings S.A.,
Sr Note, Step Coupon (11.25%,
04-15-03) (Argentina)
04-15-08 (A) (Y)                                                 Zero          B2                75          29,250
Esprit Telecom Group Plc,
Sr Note (Germany) 06-15-08 (B) #                               11.000          D                 40             346
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                                  14.250          B+               100         106,000
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant), Step
Coupon (13.125%, 02-01-05)
02-01-10 (A)                                                    1.000          B-               100          28,000
Jazztel Plc,
Sr Note (United Kingdom)
12-15-09 (E)                                                   13.250          CCC+              50          15,669
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon
(14.00%, 02-01-04)
02-01-09 (A)                                                     Zero          CCC+              15           8,400
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                         11.500          B                 50          33,500
Sr Note Ser B, Step Coupon
(12.375%, 10-01-03)
10-01-08 (A)                                                     Zero          B                100          42,000
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg)
12-01-09 (E)                                                   11.250          B+                25          22,022
Telewest Communications Plc,
Sr Disc Note, Step Coupon
(9.875%, 04-15-04)
(United Kingdom)
04-15-09 (A) #                                                   Zero          B+                25          16,904
United Pan-Europe Communications N.V.,
Sr Note (Netherlands)
11-01-07 (E)                                                   10.875          B                 50          24,139
Sr Note (Netherlands)
11-01-09 (E)                                                   11.250          Caa1              25          12,070
Versatel Telecom International N.V.,
Sr Note (Netherlands)
05-15-08 (Y)                                                   13.250          B-               125          47,500
                                                                                                     --------------
                                                                                                            385,800
                                                                                                     --------------
Textile (1.51%)
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08                                           11.250          CCC               75          31,500
Steel Heddle Group, Inc.,
Sr Disc Deb, Step Coupon (13.75%,
06-01-03) 06-01-09 (A)                                           Zero          Caa2             200          10,000
Steel Heddle Manufacturing Co.,
Gtd Sr Sub Note Ser B
06-01-08 (B)                                                   10.625          Caa1              50           7,500
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08                                     11.000          B-                50          46,000
                                                                                                     --------------
                                                                                                             95,000
                                                                                                     --------------
Transport (7.68%)
Amtran, Inc.,
Sr Note 08-01-04                                               10.500          B+                50          44,000
Cenargo International Plc,
1st Mtg Note (United Kingdom)
06-15-08 (Y)                                                    9.750          B+                20          15,200
CHC Helicopter Corp.,
Sr Sub Note (Canada)
07-15-07 (E)                                                   11.750          B2               100          94,864
Fine Air Services, Inc.,
Sr Note 06-01-08 (B)                                            9.875          Caa1             105           6,296
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                                       13.375          B-               100          92,000
Northwest Airlines Corp.,
Gtd Note 03-15-07                                               8.700          BB               100          96,939
Pacer International, Inc.,
Sr Sub Note 06-01-07                                           11.750          B-                50          49,000
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note 12-31-07 (R)                                       10.500          CC                21          10,716
US Airways, Inc.,
Pass Thru Ctf Ser 1993-A3
03-01-13                                                       10.375          B-                75          73,500
                                                                                                     --------------
                                                                                                            482,515
                                                                                                     --------------
Utilities (1.54%)
CMS Energy Corp.,
Sr Note 10-15-07                                                9.875          BB                25          26,375
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico)
11-15-09 (R) (Y)                                                9.625          BB+               68          70,381
                                                                                                     --------------
                                                                                                             96,756
                                                                                                     --------------
Waste Disposal Service & Equip. (2.09%)
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                                     10.000          B+               125         128,438
Waste Systems International, Inc.,
Gtd Sr Note 01-15-06 (B)                                       11.500          C                 15           3,000
                                                                                                     --------------
                                                                                                            131,438
                                                                                                     --------------
TOTAL BONDS
(Cost $7,053,690)                                                                           (77.77%)      4,887,216
                                                                                     --------------  --------------
                                                                                   NUMBER OF SHARES
                                                                                        OR WARRANTS
                                                                                     --------------
COMMON STOCKS
American Pacific Corp.**                                                                      5,000         $32,200
AMR Corp.**                                                                                   2,000          72,260
Chesapeake Energy Corp.**                                                                     1,872          12,318
Gaylord Container Corp. (Class A)**                                                           6,500           6,825
Grey Wolf, Inc.**                                                                            28,850         115,400
International Wireless
Communications Holdings, Inc.                                                                 2,417           1,329
KLM Royal Dutch Airlines N.V.
(Netherlands) (Y)                                                                                78           1,377
Kraft Foods, Inc. (Class A)**                                                                   255           7,905
Nortek, Inc.**                                                                                  563          17,577
Northwest Airlines Corp.**                                                                    6,500         164,125
Pathmark Stores, Inc.**                                                                       1,046          25,731
Star Gas Partners, L.P.                                                                       3,300          68,805
Waste Systems International, Inc.  (B)**                                                      8,715               0
                                                                                     --------------  --------------
TOTAL COMMON STOCKS
(Cost $732,116)                                                                              (8.37%)        525,852
                                                                                     --------------  --------------

PREFERRED STOCKS AND WARRANTS
Asia Pulp & Paper Co. Ltd., Warrant (R)**                                                       250               3
DIVA Systems Corp., Warrant (R)**                                                               150             188
Gothic Energy Corp., Warrant**                                                                   79              31
HF Holdings, Inc., Warrant**                                                                    212             106
Hills Stores Co., Warrant**                                                                  35,000               0
Nakornthai Strip Mill Plc, Warrant
(Thailand) (R) (Y)**                                                                         63,309              63
Nextel Communications, Inc., 11.125%,
Payment-In-Kind, Ser E, Preferred
Stock                                                                                           208         131,040
ONO Finance Plc, Warrant (United
Kingdom) (R) (Y)**                                                                               50           1,500
Pacific & Atlantic Holdings, Inc., 7.50%,
Preferred Stock                                                                               1,172           5,860
Pathmark Stores, Inc., Warrant**                                                                740           6,497
Smurfit-Stone Container Corp., 7.00%, Ser A,
Preferred Stock                                                                               4,100          79,950
SpinCycle, Inc., Warrant (R)**                                                                   25               0
TimberWest Forest Corp., Unit
(Common & Preferred Shares)
(Canada) #                                                                                   38,000         305,490
Waste Systems International, Inc., 8.00%, Ser E,
Preferred Stock (B)**                                                                           160             160
Waste Systems International, Inc.,
Warrant (B) (R)**                                                                               225               2
XM Satellite Radio Holdings, Inc.,
Warrant (R)**                                                                                   150           3,450
                                                                                                     --------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $737,235)                                                                              (8.50%)        534,340
                                                                                     --------------  --------------
                                                              INTEREST                  PAR VALUE
ISSUER, DESCRIPTION                                             RATE                 (000s OMITTED)
-------------------                                        --------------            --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.35%)
Investment in a joint repurchase
agreement transaction with  UBS Warburg,
Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S.  Treasury Bonds,
10.625% due  08-15-15 and 6.250% due
08-15-23,  U.S. Treasury Note 5.625%
due 11-30-02)                                                   3.970%                          $85          85,000
                                                                                     --------------  --------------
TOTAL SHORT-TERM INVESTMENTS                                                                 (1.35%)         85,000
                                                                                     --------------  --------------
TOTAL INVESTMENTS                                                                           (95.99%)      6,032,408
                                                                                     --------------  --------------
OTHER ASSETS AND LIABILITIES, NET                                                            (4.01%)        251,952
                                                                                     --------------  --------------
TOTAL NET ASSETS                                                                           (100.00%)     $6,284,360
                                                                                     ==============  ==============

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard and Poor's ratings are not available.

 ** Non-income producing security.

*** Represents rate in effect on June 30, 2001.

  # Par value of foreign bonds and common stocks is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer filed for protection under Federal
    Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $766,994, or 12.20% of net assets as of June 30, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information, in accordance with the Fund's By- Laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:
                                                                 MARKET           MARKET
                                                             VALUE AS A         VALUE AT
                          ACQUISITION      ACQUISITION        % OF FUND          JUNE 30,
ISSUER, DESCRIPTION              DATE             COST       NET ASSETS             2000
-------------------              ----             ----       ----------             ----
Oregon Steel CF&I            05-14-98          $44,207            0.67%          $42,321

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration
June 30, 2001 (Unaudited)
---------------------------------------------------------------------------
The V.A. High Yield Bond Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions of the countries within which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the Schedule of Investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at June 30, 2001 assigned to country categories.

                                              MARKET VALUE AS A %
COUNTRY DIVERSIFICATION                        OF FUND NET ASSETS
-----------------------                       -------------------
Argentina                                            1.56%
Australia                                            0.31
Brazil                                               1.29
Canada                                               7.37
Germany                                              1.24
Indonesia                                            0.60
Japan                                                0.82
Luxembourg                                           0.35
Mexico                                               6.88
Netherlands                                          3.64
Norway                                               0.77
Panama                                               0.80
South Africa                                         0.16
United Kingdom                                       2.59
United States                                       67.61
                                                   ------
TOTAL INVESTMENTS                                   95.99%
                                                   ======

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

QUALITY DISTRIBUTION
--------------------
A                                                    0.82%
BBB                                                  1.48
BB                                                  11.25
B                                                   51.14
CCC                                                  9.97
CC                                                   1.13
C                                                    0.12
D                                                    1.86
                                                   ------
TOTAL BONDS                                         77.77%
                                                   ======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Declaration Trust

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund"), John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund"), John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund"), John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund"), John Hancock V.A. International Fund ("V.A. International Fund"), John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund") and John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") (each a "Fund," collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series as of June 30, 2001. The other series of the Trust are reported in a separate shareholders' report. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Funds. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. 500 Index Fund is to provide investment results that correspond with the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The investment objective of the V.A. Large Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Mid Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. Small Cap Growth Fund is to seek long-term capital appreciation. The investment objective of the V.A. International Fund is to seek long-term growth of capital. The investment objective of the V.A. Regional Bank Fund is to seek long-term capital appreciation. The investment objective of the V.A. High Yield Bond Fund is to seek maximum current income without assuming undue risk.

Significant accounting policies of the Funds are as follows:

VALUATION OF INVESTMENTS Securities in the Funds' portfolios are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' respective custodian banks receive delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued, as applicable.

DISCOUNT AND PREMIUM ON SECURITIES The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with various banks. This agreement enables the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. The Funds had no borrowing activities under the line of credit during the period ended June 30, 2001.

SECURITIES LENDING The Funds may lend securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2001, the V.A. International Fund loaned securities having a market value of $1,034,602, collateralized by cash in the amount of $1,040,206 and securities with market value of $35,900. The cash collateral was invested in a short-term instrument.

FINANCIAL FUTURES CONTRACTS The Funds may buy and sell financial futures contracts. Buying futures tends to increase the Funds' exposure to the underlying instruments. Selling futures tends to decrease the Funds' exposure to the underlying instruments or hedge other Funds' instruments. At the time the Funds enter into financial futures contracts, they are required to deposit with their custodians specified amounts of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contracts being traded. Each day, the futures contracts are valued at the official settlement price of the board of trade or U.S. commodities exchange on which they trade. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Funds as unrealized gains or losses.

When the contracts are closed, the Funds recognize a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Funds could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses can be affected as a result of futures contracts.

The Funds had the following open financial futures contracts at June 30, 2001:

                                 OPEN                      UNREALIZED
EXPIRATION                     CONTRACTS      POSITION    DEPRECIATION
--------                       ---------      --------    ------------
V.A. 500 INDEX FUND
SEPT 01                        2 S&P 500        Long        ($18,214)
                                                             =======

At June 30, 2001, the V.A. 500 Index Fund had deposited $34,500 in a segregated account to cover margin requirements on open futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for V.A. 500 Index Fund) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Funds' daily net assets. The Funds record realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intend to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Funds had the following open forward foreign currency exchange contracts at June 30, 2001:

                                                                UNREALIZED
                             PRINCIPAL AMOUNT   EXPIRATION    APPRECIATION/
CURRENCY                  COVERED BY CONTRACT        MONTH   (DEPRECIATION)
--------                  -------------------   ----------    ------------
V.A. INTERNATIONAL FUND
Buys
Euro                                4,716          Jul 01           ($33)
                                                                 =======

Sells
Japanese Yen                   32,214,883          Sep 01         $3,314
                                                                 =======

V.A. HIGH YIELD BOND FUND
Buys
Euro                               13,000          Jul 01          ($589)
                                                                 =======

Sells
Euro                              246,000          Jul 01        $11,283
Euro                               59,000          Aug 01          2,491
Euro                               54,400          Sep 01            413
Euro                              103,200          Oct 01             38
Pound Sterling                     13,750          Jul 01            398
Pound Sterling                     54,600          Aug 01          1,371
                                                                 -------
                                                                 $15,994
                                                                 =======


FEDERAL INCOME TAXES The Funds qualify as "regulated investment companies" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the following Funds had capital loss carryforwards available to the extent provided by regulators to offset future net realized capital gains:

                               CAPITAL LOSS
                               CARRYFORWARD
                                   EXPIRING
FUND                             12/31/2008
----                             ----------
V.A. Large Cap Growth Fund        1,306,804
V.A. Mid Cap Growth Fund            633,415
V.A. Small Cap Growth Fund        2,089,105
V.A. International Fund             265,560
V.A. Regional Bank Fund           2,212,041


Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividend. Interest income on investment securities is recorded on the accrual basis. The Funds may place debt obligations on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Funds record distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds have an investment management contract with the Adviser. Under the investment management contract, the Funds pay monthly management fees to the Adviser equivalent, on an annual basis, to the following:

                               RATE AS A PERCENTAGE OF
FUND                          AVERAGE DAILY NET ASSETS
----                          ------------------------
V.A. 500 Index Fund                    0.35%
V.A. Large Cap Growth Fund             0.75
V.A. Mid Cap Growth Fund               0.75
V.A. Small Cap Growth Fund             0.75
V.A. International Fund                0.90
V.A. Regional Bank Fund                0.80
V.A. High Yield Bond Fund              0.60

V.A. International Fund and the Adviser have a subadvisory contract with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of subadviser's fees.

The Adviser has agreed to limit the management fee on the V.A. 500 Index Fund to 0.10% of the Fund's average daily net assets, at least until April 30, 2002. Accordingly, the management fee reduction amounted to $15,341 during the period ended June 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has agreed to limit each Fund's expenses (excluding the management fee), to 0.25% of each Fund's average daily net assets at least until April 30, 2002. Accordingly, the reductions in the Funds' expenses for the period ended June 30, 2001 amounted to as follows:

FUND                                           FEE REDUCTION
----                                           -------------
V.A. 500 Index Fund                                  $73,289
V.A. Large Cap Growth Fund                            10,890
V.A. Mid Cap Growth Fund                               7,693
V.A. Small Cap Growth Fund                            15,729
V.A. International Fund                               65,160
V.A. High Yield Bond Fund                              6,302


The Adviser reserves the right to terminate this limitation in the future.

The Funds have an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate 0.02% of the average net assets of the Funds.

The V.A. 500 Index Fund has an agreement with Standard & Poor's ("S&P") to license certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Adviser or the V.A. 500 Index Fund. (Requisite disclosure regarding the use of the Standard & Poor's name is included in the Fund's prospectus.)

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Funds. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds make investments into other John Hancock Funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability are recorded on the Funds' books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned the following shares of beneficial interest of the Funds as of June 30, 2001:

FUND                             SHARES OF BENEFICIAL INTEREST
----                             -----------------------------
V.A. International Fund                     234,153
V.A. Regional Bank Fund                      53,285
V.A. High Yield Bond Fund                   303,397

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, were as follows:

FUND                                    PURCHASES           SALES
----                                   -----------       -----------
V.A. 500 Index Fund                       $601,875        $5,080,671
V.A. Large Cap Growth Fund               3,198,286         6,750,088
V.A. Mid Cap Growth Fund                 5,746,356         8,760,588
V.A. Small Cap Growth Fund               6,054,793        10,810,755
V.A. International Fund                 10,407,135         9,595,174
V.A. Regional Bank Fund                  1,100,972         3,794,866
V.A. High Yield Bond Fund                2,295,915         2,023,988


The cost of investments owned at June 30, 2001 (including short-term investments) and gross unrealized appreciation and depreciation of investments for federal income tax purposes, were as follows:

                                                    GROSS           GROSS        NET UNREALIZED
                                                  UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                 COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              -----------    ------------    ------------     ------------
V.A. 500 Index  Fund              $13,903,431      $6,188,493      $1,344,532      $4,843,961
V.A. Large Cap  Growth Fund         6,085,183       1,056,859         813,891         242,968
V.A. Mid Cap  Growth Fund           6,572,548         629,200         768,509        (139,309)
V.A. Small Cap  Growth Fund        11,552,758       3,156,020       1,404,597       1,751,423
V.A. International  Fund            6,537,946         171,218         502,503        (331,285)
V.A. Regional  Bank Fund           $9,630,558      $2,357,634        $140,878      $2,216,756
V.A. High Yield  Bond Fund          8,639,726         299,155       2,906,473      (2,607,318)

NOTE D -
CHANGE IN ACCOUNTING PRINCIPLE

Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but for the V.A. High Yield Bond Fund resulted in a $23,914 reduction in the cost of the investments and a corresponding decrease in unrealized depreciation on investments, based on securities held as of December 31, 2000.

For the V.A. High Yield Bond Fund, the effect of this change in the period ended June 30, 2001 was to decrease net investment income by $7,389, decrease unrealized depreciation on investments by $3,483 and decrease net realized loss on investments by $3,906. The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets for the period ended June 30, 2001 was as follows: decrease in net investment income by $0.01 per share, decrease in net realized and unrealized loss on investments by $0.01 per share and decrease in the ratio of net investment income to average net assets by 0.22%.

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

NOTE E -

SHAREHOLDER MEETING

On April 25, 2001 shareholders of V.A. International Fund approved a new subadvisory management contract among the V.A. International Fund, Adviser and Nicholas-Applegate Capital Management LP (562,916 FOR; 17,927 AGAINST; and 41,896 ABSTAINING).



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Declaration Trust.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."

DVASA   6/01
        8/01

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                       THE EXPENSE OF ADDITIONAL MAILINGS

                     John Hancock V.A. High Yield Bond Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal 1. To approve an Agreement and Plan of Reorganization between John Hancock V.A. High Yield Bond Fund and John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund"). Under this Agreement, V.A. High Yield Bond Fund would transfer all of its assets to V.A. Strategic Income Fund in exchange for shares of V.A. Strategic Income Fund. These shares would be distributed proportionately to the shareholders of V.A. High Yield Bond Fund. V.A. Strategic Income Fund would also assume V.A. High Yield Bond Fund's liabilities.

                         FOR [ ] AGAINST [ ] ABSTAIN [ ]

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                       THE EXPENSE OF ADDITIONAL MAILINGS

JOHN HANCOCK V.A. HIGH YIELD BOND FUND
A series of John Hancock Declaration Trust

         These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

         The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. High Yield Bond Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

         Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjornment thereof, as specified on the reverse side.

                                                    PLEASE SIGN, DATE AND RETURN
                                                   PROMPTLY IN ENCLOSED ENVELOPE

                                    Date        , 2001 NOTE: Signature(s) should
                                    agree with the name(s) printed herein. When
                                    signing as attorney, executor,
                                    administrator, trustee or guardian, please
                                    give your full name as such. If a
                                    corporation, please sign in full corporate
                                    name by president or other authorized
                                    officer. If a partnership, please sign in
                                    partnership name by authorized person.
                                    --------------------------------------------

                                    --------------------------------------------
                                    Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                       THE EXPENSE OF ADDITIONAL MAILINGS

                      John Hancock V.A. Regional Bank Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal 1. To approve an Agreement and Plan of Reorganization between John Hancock V.A. Regional Bank Fund and John Hancock V.A. Financial Industries Fund ("V.A. Financial Industries Fund"). Under this Agreement, V.A. Regional Bank Fund would transfer all of its assets to V.A. Financial Industries Fund in exchange for shares of V.A. Financial Industries Fund. These shares would be distributed proportionately to the shareholders of V.A. Regional Bank Fund. V.A. Financial Industries Fund would also assume V.A. Regional Bank Fund's liabilities.

                         FOR [ ] AGAINST [ ] ABSTAIN [ ]

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                       THE EXPENSE OF ADDITIONAL MAILINGS

JOHN HANCOCK V.A. REGIONAL BANK FUND
A series of John Hancock Declaration Trust

         These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

         The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Regional Bank Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

         Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjornment thereof, as specified on the reverse side.

                                                    PLEASE SIGN, DATE AND RETURN
                                                   PROMPTLY IN ENCLOSED ENVELOPE

                                    Date        , 2001 NOTE: Signature(s) should
                                    agree with the name(s) printed herein. When
                                    signing as attorney, executor,
                                    administrator, trustee or guardian, please
                                    give your full name as such. If a
                                    corporation, please sign in full corporate
                                    name by president or other authorized
                                    officer. If a partnership, please sign in
                                    partnership name by authorized person.
                                    --------------------------------------------

                                    --------------------------------------------
                                    Signature(s)







S:/corpsec/proxy/v.a.votcard

                                     Part B

                       Statement of Additional Information

                     JOHN HANCOCK V.A. STRATEGIC INCOME FUND
                  (a series of John Hancock Declaration Trust)

                                November 1, 2001

This Statement of Additional Information provides information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus that is also dated November 1, 2001. This Statement of Additional Information provides additional information about John Hancock V.A. Strategic Income Fund and the Fund that it is acquiring, John Hancock V.A. High Yield Bond Fund. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Annuity Servicing Office, at 1-800-824-0335.


                                Table Of Contents

                                                                            Page
Introduction                                                                 3
Additional Information about V.A. Strategic Income Fund                      3
General Information and History                                              3
Investment Objective and Policies                                            3
Management of Strategic Income Fund                                          3
Control Persons and Principal Holders of Shares                              3
Investment Advisory and Other Services                                       3
Brokerage Allocation                                                         3
Capital Stock and Other Securities                                           3
Purchase, Redemption and Pricing of V.A. Strategic Income Fund Shares        3
Tax Status                                                                   4
Underwriters                                                                 4
Calculation of Performance Data                                              4
Financial Statements                                                         4

Additional Information about V.A High Yield Bond Fund                        4
General Information and History                                              4
Investment Objective and Policies                                            4
Management of V.A. High Yield Bond Fund                                      4
Investment Advisory and Other Services                                       4
Brokerage Allocation                                                         4
Capital Stock and Other Securities                                           4
Purchase, Redemption and Pricing of V.A. High Yield Bond Fund                4
Tax Status                                                                   5
Underwriters                                                                 5
Calculation of Performance Data                                              5
Financial Statements                                                         5

Exhibits
--------

A - Statement of Additional Information, dated May 1, 2001, of John Hancock V.A. Strategic Income Fund including unaudited financial statements as of June 30, 2001 and audited financial statements as of December 31, 2000.

B - Statement of Additional Information, dated May 1, 2001, of John Hancock V.A. High Yield Bond Fund including unaudited financial statements as of June 30, 2001 and audited financial statements as of December 31, 2000.

C - Pro forma combined financial statements as of June 30, 2001, assuming the reorganization of John Hancock V.A. High Yield Bond Fund into John Hancock V.A. Strategic Income occurred on that date.

                                  INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in a proxy statement and prospectus dated November 1, 2001. The proxy statement and prospectus has been sent to the shareholders of V.A. High Yield Bond Fund in connection with the solicitation by the Trustees of V.A. High Yield Bond Fund of proxies to be voted at the special meeting of shareholders of V.A. High Yield Bond Fund to be held on December 5, 2001. This Statement of Additional Information incorporates by reference the Statement of Additional Information of V.A. Strategic Income Fund, dated May 1, 2001, and the Statement of Additional Information of V.A. High Yield Bond Fund, dated May 1, 2001. The V.A. Strategic Income Fund SAI and the V.A. High Yield Bond Fund SAI are included with this Statement of Additional Information.

             Additional Information About V.A. Strategic Income Fund
             -------------------------------------------------------

General Information and History
-------------------------------
For additional information about V.A. Strategic Income Fund generally and its history, see "Organization of the Trust" in the V.A. Strategic Income Fund SAI.

Investment Objective and Policies
---------------------------------
For additional information about Strategic Income Fund's investment objective, policies and restrictions, see "Investment Policies and Strategies", "Risk Factors, Investments and Techniques" and "Investment Restrictions" in the V.A. Strategic Income Fund SAI.

Management of V.A. Strategic Income Fund
----------------------------------------
For additional information about the V.A. Strategic Income Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the V.A. Strategic Income Fund SAI.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of V.A. Strategic Income Fund and principal holders of shares of V.A. Strategic Income Fund, see "Those Responsible for Management" in the V.A. Strategic Income Fund SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about V.A. Strategic Income Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Shareholder Servicing Agent", "Custody of Portfolio" and "Independent Auditors" in the V.A. Strategic Income Fund SAI.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about V.A. Strategic Income Fund's brokerage allocation practices, see "Brokerage Allocation" in the V.A. Strategic Income Fund SAI.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of V.A. Strategic Income Fund's shares of beneficial interest, see "Description of the Trust's Shares" and "Dividends" in the V.A. Strategic Income Fund SAI.

Purchase, Redemption and Pricing of V.A. Strategic Income Fund Shares
---------------------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Fund's shares, see "Net Asset Value", "Special Redemptions" and "Eligible Investors" in the V.A. Strategic Income Fund SAI.

Tax Status
----------
For additional information about the tax status of V.A. Strategic Income Fund, see "Tax Status" in the V.A. Strategic Income Fund SAI.

Underwriters
------------
For additional information about V.A. Strategic Income Fund's principal underwriter and the distribution contract between the principal underwriter and V.A. Strategic Income Fund, see "Distribution Contracts" in the V.A. Strategic Income Fund SAI.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of V.A. Strategic Income Fund, see "Calculation of Performance" in the V.A. Strategic Income Fund SAI.

Financial Statements
--------------------
Audited annual financial statements of V.A. Strategic Income Fund at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the V.A. Strategic Income Fund SAI.

Pro forma combined financial statements as of June 30, 2001 are also attached hereto.


             Additional Information About V.A. High Yield Bond Fund
             ------------------------------------------------------

General Information and History
-------------------------------
For additional information about V.A. High Yield Bond Fund generally and its history, see "Organization of the Trust" in the V.A. High Yield Bond Fund SAI.

Investment Objective and Policies
---------------------------------
For additional information about V.A. High Yield Bond Fund's investment objective, policies and restrictions, see "Investment Policies and Strategies", "Risk Factors, Investments and Techniques" and "Investment Restrictions" in the V.A. High Yield Bond Fund SAI.

Management of V.A. High Yield Bond Fund
---------------------------------------
For additional information about the V.A. High Yield Bond Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the V.A. High Yield Bond Fund SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about V.A. High Yield Bond Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Shareholder Servicing Agent", "Custody of Portfolio" and "Independent Auditors" in the V.A. High Yield Bond Fund SAI.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about V.A. High Yield Bond Fund's brokerage allocation practices, see "Brokerage Allocation" in the V.A. High Yield Bond Fund SAI.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of V.A. High Yield Bond Fund's shares of beneficial interest, see "Description of the Trust's Shares" and "Dividends" in the V.A. High Yield Bond Fund SAI.

Purchase, Redemption and Pricing of about V.A. High Yield Bond Fund Shares
--------------------------------------------------------------------------
For additional information about the purchase, redemption and pricing, see "Net Asset Value"; Special Redemptions" and "Eligible Investors" in the V.A. High Yield Bond Fund SAI.

Tax Status
----------
For additional information about the tax status of V.A. High Yield Bond Fund, see "Tax Status" in the V.A. High Yield Bond Fund SAI.

Underwriters
------------
For additional information about V.A. High Yield Bond Fund's principal underwriter and the distribution contract between the principal underwriter and V.A. High Yield Bond Fund, see "Distribution Contracts" in the V.A. High Yield Bond Fund SAI.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of V.A. High Yield Bond Fund, see "Calculation of Performance" in the V.A. High Yield Bond Fund SAI.

Financial Statements
--------------------
Audited annual financial statements of V.A. High Yield Bond Fund at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the V.A. High Yield Bond Fund SAI.

                                     Part B

                       Statement of Additional Information

                   JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
                  (a series of John Hancock Declaration Trust)

                                November 1, 2001

This Statement of Additional Information provides information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus that is also dated November 1, 2001. This Statement of Additional Information provides additional information about John Hancock V.A. Financial Industries Fund and the Fund that it is acquiring, John Hancock V.A. Regional Bank Fund. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Annuity Servicing Office, at 1-800-824-0335.


                                Table Of Contents


                                                                                               Page
Introduction                                                                                     3
Additional Information about John Hancock V.A. Financial Industries Fund                         3
General Information and History                                                                  3
Investment Objective and Policies                                                                3
Management of John Hancock V.A. Financial Industries Fund                                        3
Control Persons and Principal Holders of Shares                                                  3
Investment Advisory and Other Services                                                           3
Brokerage Allocation                                                                             3
Capital Stock and Other Securities                                                               3
Purchase, Redemption and Pricing of John Hancock V.A. Financial Industries Fund Shares           3
Tax Status                                                                                       4
Underwriters                                                                                     4
Calculation of Performance Data                                                                  4
Financial Statements                                                                             4
                                                                                                 4
Additional Information about John Hancock V.A. Regional Bank Fund
General Information and History                                                                  4
Investment Objective and Policies                                                                4
Management of John Hancock V.A. Regional Bank Fund                                               4
Investment Advisory and Other Services                                                           4
Brokerage Allocation                                                                             4
Capital Stock and Other Securities                                                               4
Purchase, Redemption and Pricing of John Hancock V.A. Regional Bank Fund                         4
Tax Status                                                                                       5
Underwriters                                                                                     5
Calculation of Performance Data                                                                  5
Financial Statements                                                                             5

Exhibits

A - Statement of Additional Information, dated May 1, 2001, of John Hancock V.A. Financial Industries Fund including unaudited financial statements as of June 30, 2001 and audited financial statements as of December 31, 2000.

B - Statement of Additional Information, dated May 1, 2001, of John Hancock V.A. Regional Bank Fund including unaudited financial statements as of June 30, 2001 and audited financial statements as of December 31, 2000.

C - Pro forma combined financial statements as of June 30, 2001, assuming the reorganization of John Hancock V.A. Regional Bank Fund into John Hancock V.A. Financial Industries Fund occurred on that date.

                                  INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in a proxy statement and prospectus dated November 1, 2001. The proxy statement and prospectus has been sent to the shareholders of V.A. Regional Bank Fund in connection with the solicitation by the Trustees of V.A. Regional Bank Fund of proxies to be voted at the special meeting of shareholders of V.A. Regional Bank Fund to be held on December 5, 2001. This Statement of Additional Information incorporates by reference the Statement of Additional Information of V.A. Financial Industries Fund, dated May 1, 2001, and the Statement of Additional Information of V.A. Regional Bank Fund, dated May 1, 2001. The V.A. Financial Industries Fund SAI and the V.A. Regional Bank Fund SAI are included with this Statement of Additional Information.

           Additional Information About V.A. Financial Industries Fund
           -----------------------------------------------------------

General Information and History
-------------------------------
For additional information about V.A. Financial Industries Fund generally and its history, see "Organization of the Trust" in the V.A. Financial Industries Fund SAI.

Investment Objective and Policies
---------------------------------
For additional information about V.A. Financial Industries Fund's investment objective, policies and restrictions, see "Investment Policies and Strategies", Risk Factors, Investments and Techniques" and "Investment Restrictions" in the V.A. Financial Industries Fund SAI.

Management of V.A. Financial Industries Fund
--------------------------------------------
For additional information about the V.A. Financial Industries Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the V.A. Financial Industries Fund SAI.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of V.A. Financial Industries Fund and principal holders of shares of V.A. Financial Industries Fund, see "Those Responsible for Management" in the V.A. Financial Industries Fund SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about V.A. Financial Industries Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Shareholder Servicing Agent", "Custody of Portfolio" and "Independent Auditors" in the V.A. Financial Industries Fund SAI.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about V.A. Financial Industries Fund's brokerage allocation practices, see "Brokerage Allocation" in the V.A. Financial Industries Fund SAI.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of V.A. Financial Industries Fund's shares of beneficial interest, see "Description of the Trust's Shares" and "Dividends" in the V.A. Financial Industries Fund SAI.

Purchase, Redemption and Pricing of V.A. Financial Industries Fund Shares
-------------------------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Fund's shares, see "Net Asset Value", "Special Redemptions" and "Eligible Investors" in the V.A. Financial Industries Fund SAI.

Tax Status
----------
For additional information about the tax status of V.A. Financial Industries Fund, see "Tax Status" in the V.A. Financial Industries Fund SAI.

Underwriters
------------
For additional information about V.A. Financial Industries Fund's principal underwriter and the distribution contract between the principal underwriter and V.A. Financial Industries Fund, see "Distribution Contracts" in the V.A. Financial Industries Fund SAI.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of V.A. Financial Industries Fund, see "Calculation of Performance" in the V.A. Financial Industries Fund SAI.

Financial Statements
--------------------
Audited annual financial statements of V.A. Financial Industries Fund at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the V.A. Financial Industries Fund SAI.

Pro forma combined financial statements as of June 30, 2001 are also attached hereto.


              Additional Information About V.A. Regional Bank Fund.
              -----------------------------------------------------

General Information and History
-------------------------------
For additional information about V.A. Regional Bank Fund generally and its history, see "Organization of the Trust" in the V.A. Regional Bank Fund SAI.

Investment Objective and Policies
---------------------------------
For additional information about V.A. Regional Bank Fund's investment objective, policies and restrictions, see "Investment Policies and Strategies", "Risk Factors, Investments and Techniques" and "Investment Restrictions" in the V.A. Regional Bank Fund SAI.

Management of V.A. Regional Bank Fund
-------------------------------------
For additional information about the V.A. Regional Bank Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the V.A. Regional Bank Fund SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about V.A. Regional Bank Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Shareholders Servicing Agent", "Custody of Portfolio" and "Independent Auditors" in the V.A. Regional Bank Fund SAI.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about V.A. Regional Bank Fund's brokerage allocation practices, see "Brokerage Allocation" in the V.A. Regional Bank Fund SAI.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of V.A. Regional Bank Fund's shares of beneficial interest, see "Description of the Trust's Shares" and "Dividends" in the V.A. Regional Bank Fund SAI.

Purchase, Redemption and Pricing of about V.A. Regional Bank Fund Shares
------------------------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Fund's shares, see "Net Asset Value", Special Redemptions" and "Eligible Investors" in the V.A. Regional Bank Fund SAI.

Tax Status
----------
For additional information about the tax status of V.A. Regional Bank Fund, see "Tax Status" in the V.A. Regional Bank Fund SAI.

Underwriters
------------
For additional information about V.A. Regional Bank Fund's principal underwriter and the distribution contract between the principal underwriter and V.A. Regional Bank Fund, see "Distribution Contracts" in the V.A. Regional Bank Fund SAI.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of V.A. Regional Bank Fund, see "Calculation of Performance" in the V.A. Regional Bank Fund SAI.

Financial Statements
--------------------

Audited annual financial statements of V.A. Regional Bank Fund at December 31, 2000 and unaudited semi-annual financial statements as of June 30, 2001 are attached to the V.A. Regional Bank Fund SAI.

                         JOHN HANCOCK DECLARATION TRUST


                       Statement of Additional Information
                                   May 1, 2001

                       John Hancock V.A. Core Equity Fund
                        John Hancock V.A. 500 Index Fund
                     John Hancock V.A. Large Cap Growth Fund
                      John Hancock V.A. Mid Cap Growth Fund
                      John Hancock V.A. Relative Value Fund
                     John Hancock V.A. Small Cap Growth Fund
                   John Hancock V.A. Sovereign Investors Fund
                      John Hancock V.A. International Fund
                   John Hancock V.A. Financial Industries Fund
                      John Hancock V.A. Regional Bank Fund
                        John Hancock V.A. Technology Fund
                           John Hancock V.A. Bond Fund
                     John Hancock V.A. High Yield Bond Fund
                       John Hancock V.A. Money Market Fund
                     John Hancock V.A. Strategic Income Fund

                 (each, a "Fund" and collectively, the "Funds")


This Statement of Additional Information provides information about John Hancock Declaration Trust (the "Trust") and the Funds, in addition to the information that is contained in the Funds' current Prospectuses. (the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, a copy of which can be obtained free of charge by writing or telephoning:



                      John Hancock Annuity Servicing Office
                              529 Main Street (X-4)
                        Charlestown, Massachusetts 02129
                                 1-800-824-0335

                                Table of Contents

                                                                           Page

Organization of the Trust................................................    3
Eligible Investors.......................................................    3
Investment Policies and Strategies.......................................    4
Equity...................................................................    4
International............................................................    7
Sector...................................................................    8
Income...................................................................   10
Risk Factors Investments and Techniques..................................   12
Investment Restrictions..................................................   33
Those Responsible for Management.........................................   37
Investment Advisory and Other Services...................................   42
Distribution Contracts...................................................   47
Net Asset Value..........................................................   47
Special Redemptions......................................................   48
Description of the Trust's Shares........................................   48
Dividends................................................................   50
Tax Status...............................................................   50
Calculation of Performance...............................................   53
Brokerage Allocation.....................................................   56
Shareholder Servicing Agent..............................................   58
Custody of Portfolio.....................................................   59
Independent Auditors ....................................................   59
Appendix - Description of Bond Ratings...................................  A-1
Financial Statements.....................................................  F-1

ORGANIZATION OF THE TRUST


John Hancock Declaration Trust (the "Trust") is an open-end investment management company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust currently has fifteen series of shares designated as: John Hancock V.A. International Fund ("International Fund"); John Hancock V.A. Regional Bank Fund ("Regional Bank Fund"); John Hancock V.A. Financial Industries Fund ("Financial Industries Fund"); John Hancock V.A. Technology Fund ("Technology Fund"); John Hancock V.A. Small Cap Growth Fund ("Small Cap Growth Fund") (formerly John Hancock V.A. Emerging Growth Fund); John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund") (formerly John Hancock V.A. Special Opportunities Fund); John Hancock V.A. Large Cap Growth Fund ("Large Cap Growth Fund") (formerly John Hancock V.A. Growth Fund); John Hancock V.A. Relative Value Fund ("Relative Value Fund") (formerly John Hancock V.A. Large Cap Value Fund and before that, John Hancock V.A. Growth and Income Fund); John Hancock V.A. Core Equity Fund ("Core Equity Fund") (formerly John Hancock V.A. Independence Equity Fund); John Hancock V.A. Sovereign Investors Fund ("Sovereign Investors Fund"); John Hancock V.A. 500 Index Fund ("500 Index Fund"); John Hancock V.A. Bond Fund ("Bond Fund") (formerly John Hancock V.A. Sovereign Bond Fund); John Hancock V.A. Strategic Income Fund ("Strategic Income Fund"); John Hancock V.A. High Yield Bond Fund ("High Yield Bond Fund"); and John Hancock V.A. Money Market Fund ("Money Market Fund").

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company); (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000. The International Fund's Sub-adviser is Nicholas-Applegate Capital Management ("Nicholas-Applegate"). The investment Sub-adviser of Core Equity Fund is Independence Investment LLC ("Independence"). The Technology Fund's Sub-adviser is American Fund Advisors, Inc. ("AFA"). Together AFA, Independence and Nicholas-Applegate are sometimes referred to herein collectively as the "Sub-advisers" or, individually, as the "Sub-adviser." The Sub-advisers are responsible for providing investment advice to their respective Funds, subject to the review of the trustees and overall supervision of the Adviser. Independence is a wholly owned indirect subsidiary of the Life Company.


ELIGIBLE INVESTORS

The following information supplements the discussion of each Fund's investment objective and policies discussed in the Prospectuses. The Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts of various insurance companies. Participating insurance companies are the owners of shares of beneficial interest in each Fund of the Trust. In accordance with any limitations set forth in their Variable Contracts, contract holders may direct, through their participating insurance companies, the allocation of amounts available for investment among the Funds. Instructions for any such allocation, or for the purchase or redemption of shares of a Fund, must be made by the investor's participating insurance company's separate account as the owner of the Fund's shares. The rights of participating insurance companies as owners of shares of a Fund are different from the rights of contract holders under their Variable Contracts. The term "shareholder" in this Statement of Additional Information refers only to participating insurance companies, and not to contract holders.

INVESTMENT POLICIES AND STRATEGIES

Each Fund has its own distinct investment objective and policies. In striving to meet its objective, each Fund will face the challenges of changing business, economic and market conditions. There is no assurance that the Funds will achieve their investment objectives. The following information supplements the discussion of each Fund's investment objective and policies as discussed in the prospectuses.

Each Fund has adopted investment restrictions detailed in the "Investment Restrictions" section of this Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and non-fundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, investors should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

EQUITY

Core Equity Fund

The CORE EQUITY FUND seeks above-average total return (capital appreciation plus income). To pursue this goal, the Fund normally invests at least 65% of assets in a diversified portfolio of primarily large capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Stock Index. Consequently, the Fund invests in a number of industry groups without concentrating in any particular industry.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the S&P 500 Index. The Sub-adviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of: (1) value, meaning they appear to be underpriced; and (2) improving fundamentals, meaning they show potential for strong growth.

The Fund may invest in certain other types of equity and debt securities, including securities of foreign issuers which are U.S. dollar denominated and traded on a U.S. exchange in the form of common stocks or American Depositary Receipts.

The fixed income securities of the Fund will be rated "investment grade" (i.e., rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, determined to be of investment grade quality by the Adviser or Sub-adviser.

500 Index Fund

The 500 INDEX FUND seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index ("S&P 500 Index"). To pursue this goal, the Fund normally invests at least 80% of its total assets in common stocks of the companies that comprise the S&P 500 Index. The Fund tries to allocate the stocks held in its portfolio in approximately the same proportions as they are represented in the S&P 500 Index, in an attempt to minimize the degree to which the Fund's investment results (before Fund expenses) differ from those of the Index ("tracking error"). This "indexing" technique is a passive approach to investing and is designed for long-term investors seeking a diversified portfolio of common stocks. Unlike other equity funds which seek to "beat" stock market averages, the Fund attempts to "match" the total return performance of the S&P 500 Index and thus provide a predictable return relative to the benchmark. The degree to which the Fund's performance correlates with that of the S&P 500 Index will depend upon the size and cash flows of the Fund, the liquidity of the securities represented in the Index and the Fund's expenses, among other factors. There is no fixed number of component stocks in which the Fund will invest, and there can be no assurance that the Fund's total return will match that of the S&P 500 Index. For a description of the investment characteristics of the S&P 500 Index, see "The S&P 500 Index."

If John Hancock Financial Services, Inc. or any other affiliated company of John Hancock Advisers, Inc. (each an "Affiliated Company") is included in the S&P 500 Index, the Fund may purchase the Affiliated Company's stock and maintain its position in that stock in the approximate percentage that the Affiliated Company is represented on the S&P 500 Index. The Fund's purchase of an Affiliated Company's stock must also be in compliance with Rule 12d3-1(a) and (b).


If extraordinary circumstances warrant, the Fund may exclude a stock held in the S&P 500 Index and include a similar stock in its place if doing so will help the Fund achieve its objective. Additionally, the Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 1% of the Fund's assets (excluding cash and cash equivalents segregated in relation to futures contracts). The Fund may also enter into futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not invest in cash equivalents, futures contracts or options as part of a temporary defensive strategy.


Large Cap Growth Fund


The LARGE CAP GROWTH FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.79 billion as of March 31, 2001).


In choosing individual securities, the managers use fundamental financial analysis to identify companies with: (1) strong cash flows; (2) secure market franchises; and (3) sales growth that outpaces their industries.

When management believes that current market or economic conditions warrant, the Fund may retain cash or invest in preferred stocks and other types of equity and debt securities. Fixed income securities held by the Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser. The Fund may invest up to 15% of assets in foreign securities.

Mid Cap Growth Fund


The MID CAP GROWTH FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of assets in stocks of medium capitalization companies (companies in the capitalization range of the Russell MidCap Growth Index, which was $0.02 billion to $19.37 billion as of March 31, 2001.)


In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increased operating efficiency. The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The Fund may invest up to 10% of total assets in the securities of foreign issuers, including, but not limited to, common stocks, sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"), convertible preferred stocks, preferred stocks and warrants. Under normal conditions, the Fund may not invest more than 10% of assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts). In addition, under normal conditions, the Fund will not invest in any fixed income securities. However, in abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. government securities maturing in 90 days or less). The Fund may not invest more than 5% of assets at the time of purchase in any one security (other than U.S. government securities).

Relative Value Fund

The RELATIVE VALUE FUND seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the Fund invests in a diversified portfolio of stocks, bonds and money market securities. Although the Fund may concentrate in any of these asset classes, under normal circumstances it invests primarily in stocks.

In selecting equity securities for the Fund, the portfolio manager emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the manager considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The manager attempts to identify investments which possess characteristics such as high relative value, intrinsic value, going concern value, net asset value and replacement book value. The manager also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.

The Fund may invest in U.S. Government securities and corporate bonds, notes and other debt securities of any maturity. The Fund may invest up to 15% of its net assets in junk bonds, including convertible securities, that may be rated as low as CC by S&P, Ca by Moody's or their unrated equivalents. The Fund may also invest up to 25% of its total assets in foreign securities (35% during adverse U.S. market conditions).

The Fund is managed by Timothy E. Quinlisk, CFA. Mr. Quinlisk is a Senior Vice President of the Adviser and has managed the Fund since 1998 except between January and March 2000.

Small Cap Growth Fund


The SMALL CAP GROWTH FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of total assets in stocks of small capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion on March 31, 2001.)


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The Fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerated earnings. For a description of some of the investment characteristics of smaller capitalization companies, see "Smaller Capitalization Companies."

The Fund may invest up to 10% of total assets in the securities of foreign issuers, including, but not limited to, common stocks, sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible preferred stocks, preferred stocks and warrants. Under normal conditions, the Fund may not invest more than

10% of assets in cash or cash equivalents (except cash segregated in relation to futures, forward and option contracts). In addition, under normal conditions, the Fund will not invest in any fixed income securities. However, in abnormal conditions, the fund may temporarily invest in U.S. government securities and U.S. government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. government securities maturing in 90 days or less). The Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

Sovereign Investors Fund


The SOVEREIGN INVESTORS FUND seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the Fund typically invests most of its assets in a diversified portfolio of stocks. Under normal conditions, at least 80% of the Fund's stock investments are in companies within the capitalization range of the Standard & Poor's 500 Index. On March 31, 2001, that range was $0.67 million to $415.79 billion.


While there is considerable flexibility in the investment grade and type of security in which the Fund may invest, the Fund currently uses a strategy of investing at least 65% of stock investments in companies which have a record of having increased their dividend payout in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time. The Fund may also invest a smaller portion of its assets in corporate and U.S. Government fixed income securities. For defensive purposes, however, the Fund may temporarily hold a larger percentage of high grade liquid preferred stock or fixed income securities. The amount of the Fund's assets that may be invested in either equity or fixed income securities is not restricted and is based upon the judgement of the management team of what might best achieve the Fund's investment objective.

The Fund's portfolio securities are selected mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earning power, marketability and prospects for future growth. The distribution or mix of various types of investments is based on general market conditions, the level of interest rates, business and economic conditions, and the availability of investments in the equity and fixed income markets.

The fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities). Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

Fixed income securities held by the Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

INTERNATIONAL

International Fund

The INTERNATIONAL FUND seeks long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of total assets in stocks of foreign companies. The Fund may invest up to 30% of total assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). For a description of some of the investment characteristics of foreign securities, see "Foreign Securities and Emerging Countries." Generally, the Fund's portfolio contains securities of issuers from at least three countries other than the United States.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research, product development and marketing; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund's foreign equities may include, but are not limited to, common stocks, convertible preferred stocks, preferred stocks, warrants, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

SECTOR

Financial Industries Fund

The FINANCIAL INDUSTRIES FUND seeks capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its total assets in equity securities of U.S. and foreign financial services companies.

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial holding companies; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers use a strategy of investing in financial services companies that are currently undervalued, appear to be positioned for a merger, or are in a position to benefit from regulatory changes. This strategy can be changed at any time. For a description of the investment characteristics of the Financial Industries, see "Financial Industries."

To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in investment grade short-term securities. The Fund may invest in debt securities of financial services companies and in debt and equity securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities, rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.

Regional Bank Fund

The REGIONAL BANK FUND seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 65% of total assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies that receive a substantial portion of their income from banks.

A regional bank is one that provides full service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending), whose assets are primarily of domestic origin, and which typically has a principal office outside of New York City and Chicago. The Fund may invest in banks that are not Federal Deposit Insurance Corporation insured (including any state or federally chartered savings and loan association). Although the managers will primarily seek opportunities for capital appreciation, many of the regional banks in which the Fund may invest pay regular dividends. Accordingly, the Fund also expects to receive moderate income.

The Fund may also invest in other financial services companies, including companies with significant lending operations and "money center" banks. A "money center" bank is one with a strong international banking business and a significant percentage of international assets, which is typically located in New York or Chicago. In seeking growth opportunities, the Fund's management team may target banks with some or all of the following characteristics: (1) strong market position in a region with a healthy economy; (2) undiscovered fundamental strength evidenced by a low stock price relative earnings; (3) the potential to benefit from a merger or acquisition. For a description of the investment characteristics of the Banking Industry, see the "Banking Industry."

To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in investment grade short-term securities. The Fund may invest up to 5% of its net assets in below-investment grade debt securities of Banks rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.

Technology Fund

The TECHNOLOGY FUND seeks long-term growth of capital. To pursue this goal, the Fund invests principally in equity securities of companies that rely extensively on technology in their product development or operations.

Under normal market conditions, at least 65% of the Fund's total assets are invested in securities of the technology companies noted above. The Fund's portfolio is primarily comprised of U.S. and foreign common stocks and securities convertible into common stocks, including convertible bonds, convertible preferred stocks and warrants.

Investments in U.S. and foreign companies that rely extensively on technology in product development or operations may be expected to benefit from scientific developments and the application of technical advances resulting from improving technology in many different fields, such as computer software and hardware (including internet-related technology), semiconductors, telecommunications, defense and commercial electronics, data storage and retrieval, biotechnology and others. Generally, investments will be made in securities of a company that relies extensively on technology in product development or operations only if a significant part of its assets are invested in, or a significant part of its total revenue or net income is derived from, technology. For a description of the investment characteristics of the technology industry, see "Technology-Intensive Companies."

The Fund may invest up to 10% of its net assets in fixed income securities that, at the time of investment, are rated CC or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Ca or higher be Moody's Investors Service, Inc. ("Moody's") or their equivalent, and unrated fixed income securities of comparable quality as determined by the Adviser.

When market conditions suggest a need for a defensive investment strategy, the Fund may temporarily invest in short-term obligations of or securities guaranteed by the U.S. Government or its agencies or instrumentalities, high quality bank certificates of deposit and commercial paper. This temporary investment strategy is not designed to achieve the Fund's primary investment objective.

INCOME

Bond Fund

The BOND FUND seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the Fund normally invests at least 65% of total assets in a diversified portfolio of debt securities. These include corporate bonds and debentures, as well as U.S. government and agency securities. In addition, the Fund contemplates at least 75% of the value of its total assets will be in (1) debt securities that have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's ("S&P") (AAA, AA, A, or BBB); (2) debt securities of banks, the U.S. Government and its agencies or instrumentalities and other issuers which, although not rated as a matter of policy by either Moody's or S&P, are considered by the Fund to have investment quality comparable to securities receiving ratings within the four highest grades; and (3) cash and cash equivalents. Under normal conditions, the Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and options contracts).

The Fund may also invest up to 25% of its total assets in fixed income securities rated below BBB by S&P or below Baa by Moody's or their respective equivalent ratings or in securities which are unrated. The Fund may invest in securities rated as low as CC or Ca and unrated securities of comparable credit quality as determined by the Adviser. These ratings indicate obligations that are highly speculative and often in default. Securities rated lower than Baa or BBB are high risk securities generally referred to as "junk bonds." See "High Yield/High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories.

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio.

The Fund may invest in securities of United States and foreign issuers. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in foreign securities (excluding U.S. dollar-denominated Canadian securities).

High Yield Bond Fund

The HIGH YIELD BOND FUND seeks to maximize current income without assuming undue risk. Capital appreciation is a secondary goal. In pursuing these goals, the Fund normally invests at least 65% of its total assets in U.S. and foreign bonds rated Baa or lower by Moody's or BBB or lower by S&P or in unrated securities of comparable quality as determined by the Adviser. Up to 30% of the Fund's total assets may be invested in junk bonds rated Ca by Moody's or CC by S&P or in unrated securities of comparable quality as determined by the adviser. See "Lower Rated High Yield / High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories. Up to 40% of the Fund's total assets may be invested in the securities of issuers in the electric utility and telecommunications industries. For all other industries, the limitation is 25% of assets. The Fund may also invest up to 20% of its net assets in U.S. or foreign equities.

The types of debt securities in which the Fund may invest include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

For liquidity and flexibility, the Fund may place up to 35% of its total assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The Fund also may invest in certain higher-risk investments, including options, futures and restricted securities. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES."

Money Market Fund

The MONEY MARKET FUND seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund invests in high-quality money market instruments including, but not limited to, U.S. Government, municipal and foreign government securities; obligations of supranational organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. All of the Fund's investments are denominated in U.S. dollars.

At the time the Money Market Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations while second tier securities have received ratings within the two highest categories from at least two rating agencies, but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trust's Board of Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

The Fund seeks to maintain a constant $1.00 share price although there can be no assurance it will do so. All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.

Strategic Income Fund

The STRATEGIC INCOME FUND seeks a high level of current income. In pursuing this goal, the Fund invests primarily in the following categories of securities: foreign government and foreign corporate securities from developed and emerging countries, U.S. Government and agency securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers. Under normal circumstances, the Fund's assets are invested in each of the foregoing three categories. However, from time to time the Fund may invest up to 100% of its total assets in any one category. The Fund may invest up to 10% of its net assets in common stocks and similar equity securities of U.S. and foreign companies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. The fixed income securities in which the Fund may invest include bonds, debentures, notes (including variable and floating rate instruments), preferred and preference stock, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, multiple class passthrough securities, collateralized mortgage obligations, stripped debt securities, other mortgage-backed securities, asset-backed securities and other derivative debt securities. Variable and floating rate instruments, mortgage-backed securities and asset-backed securities are derivative instruments that derive their value from an underlying security. Derivative securities are subject to additional risks. See "Risks Associated With Specific Types of Derivative Debt Securities."

The Fund generally intends to keep its average credit quality in the investment grade range. However, the Fund may invest up to 100% of total assets in fixed income securities rated below Baa by Moody's or below BBB by S&P, or in securities which are unrated. The Fund may invest in securities rated as low as Ca or CC, which may indicate that the obligations are highly speculative and in default. Fixed income securities rated below Baa or BBB are commonly called "junk bonds." See "Lower Rated High Yield / High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories.

RISK FACTORS, INVESTMENTS AND TECHNIQUES

Banking Industry. Since the Regional Bank Fund's investments will be concentrated in the banking industry, it will be subject to risks in addition to those that apply to the general equity market. Events may occur which significantly affect the entire banking industry. Thus, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries. In addition, despite some measure of deregulation, banks and other lending institutions are still subject to extensive governmental regulation which limits their activities. The availability and cost of funds to these entities is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance and condition. The Fund is not a complete investment program. Because the Fund's investments are concentrated in the banking industry, an investment in the Fund may be subject to greater market fluctuations than a fund that does not concentrate in a particular industry. Thus, it is recommended that an investment in the Fund be considered only one portion of your overall investment portfolio.

Banks, finance companies and other financial services organizations are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and the interest rates and fees which may be charged. The profitability of these concerns is largely dependent upon the availability and cost of capital funds, and has shown significant recent fluctuation as a result of volatile interest rate levels. Volatile interest rates will also affect the market value of debt securities held by the Fund. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

Financial Industries. Since the Financial Industries Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, recent legislation removing traditional barriers between banking and investment banking activities will allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Securities & Emerging Countries."

Technology-Intensive Companies. Since the Technology Fund's investments will be concentrated in technology-intensive companies, it will be subject to risks in addition to those that apply to the general equity and debt markets. Securities prices of technology-intensive companies have tended to be subject to greater volatility than securities prices in many other industries, due to particular factors affecting these industries. Competitive pressures may also have a significant effect on the financial condition of technology-intensive companies. For example, if the development of new technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, the companies could become increasingly sensitive to short product cycles and aggressive pricing. Accordingly, the Fund's performance will be particularly susceptible to factors affecting these companies as well as the economy as a whole.

Smaller Capitalization Companies. Smaller capitalization companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund (other than Financial Industries Fund, Regional Bank Fund and Technology Fund) will diversify its investments in common stocks of companies in a number of industry groups. Common stocks have the potential to outperform fixed income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Fixed Income Securities. Fixed income investments of each Fund may include bonds, notes, preferred stock and convertible fixed income securities issued by U.S. corporations or the U.S. Government and its political subdivisions. Under normal conditions, Mid Cap Growth Fund and Small Cap Growth Fund will not invest in any fixed income securities (other than preferred stock and cash equivalents).

Fixed income securities of corporate and governmental issuers are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the issuer's creditworthiness and general market liquidity (market risk). Debt securities will be selected based upon credit risk analysis of issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available from a particular issuer as well as analysis of the anticipated volatility and liquidity of the fixed income instruments. The longer a Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in rates will generally decrease the value of the Fund's securities, while a decline in interest rates will generally increase their value.

Preferred Stocks. Each Fund (other than 500 Index Fund and Money Market Fund) may invest in preferred stock. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible  Securities.  Each Fund (other than 500 Index Fund and Money  Market
Fund) may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer. The Mid Cap Growth Fund and Small Cap Growth Fund may only invest in convertible preferred stock.

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which these securities are convertible depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent of such risk reduction depends upon the degree to which the convertible security sells above its value as a fixed income security. In evaluating a convertible security, the Adviser or relevant Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

The S&P 500 Index. The S&P 500 Index is a capitalization weighted index comprised of 500 industrial, utility, transportation and financial companies in the United States markets. The S&P 500 Index represents approximately 75% of the total market capitalization of stocks traded in the U.S. equity market. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment.


Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 54.80% of the Index. Typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries. As of March 31, 2001, the five largest companies in the Index were: General Electric (3.99%), Microsoft (2.81%), Exxon Mobil (2.71%), Pfizer (2.49%) and Citigroup (2.17%). The largest industry categories were: major pharmaceuticals (5.88%), integrated oil (5.12%), major telecommunications (5.11%), and major banks (4.43%)


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by John Hancock Advisers, Inc. ("the Adviser"). The 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or in the 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Adviser is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Adviser or the 500 Index Fund. Standard & Poor's has no obligation to take the needs of the Adviser or the purchasers of the 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund, the timing of the issuance or sale of the 500 Index Fund or in the determination or calculation of the equation by which the 500 Index Fund is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the 500 Index Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JOHN HANCOCK ADVISERS, INC., THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"SPDRS" AND OTHER INVESTMENT COMPANIES. Subject to the Fund's non-fundamental restriction (d), the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"), other exchange traded funds and other investment companies that are designed to track the S&P 500 Index. These investments have many of the same risks as direct investments in common stocks. The market value of these investment companies are expected to rise and fall as the S&P 500 Index rises and falls. If the Fund invests in an investment company, it would, in addition to its own expenses, indirectly bear its ratable share of the investment company's expenses. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock.

Foreign Securities and Emerging Countries. Each Fund (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may invest in U.S. Dollar and foreign denominated securities of foreign issuers. The Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund may only invest in U.S. dollar denominated securities including those of foreign issuers which are traded on a U.S. Exchange. The International Fund, Small Cap Growth Fund, Technology Fund, High Yield Bond Fund and Strategic Income Fund may also invest securities of foreign issuers located in countries with emerging economies or securities markets.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist. Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries. Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the SEC and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or relevant Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may invest, and International Fund will (under normal circumstances) invest, a portion of their total assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from stock or securities of foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

Foreign Currency Transactions. Each Fund (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund and Money Market Fund) may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

Each Fund (other than Core Equity Fund, 500 Index Fund, Sovereign Investors Fund, and Money Market Fund) may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. The Adviser or relevant Sub-adviser will continuously monitor the creditworthiness of the parties with whom a Fund enters into repurchase agreements.

Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during this period, as well as the expense of enforcing its rights. A Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund would exceed 15% (10% for Money Market Fund) of the Fund's net assets.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain a separate account consisting of highly liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the firms involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% (10% for Money Market Fund) of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific
Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may each purchase and write
(sell) call and put options on any index based on securities in which it may invest. Each other Fund (except Money Market Fund) may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired. Each Fund, other than the International Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund, may also write and purchase options to enhance total return.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may each purchase and sell futures contracts on any index based on securities in which it may invest for hedging or other non-speculative purposes. The International Fund may purchase and sell various types of futures contracts and options on these futures contracts to hedge against changes in interest rates, securities prices, or currency exchange rates or for other non-speculative purposes. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each other Fund except Money Market Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on International Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Sovereign Investors Fund, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. Each Fund (other than the Money Market Fund) may purchase and write options on the futures contracts described above for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The International Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Sovereign Investors Fund may each engage in futures and related options transactions for hedging or other non-speculative purposes. Each other Fund (except Money Market Fund) will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Rights and Warrants. Each Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of Fund's assets as compared with investing the same amount in the underlying stock.


Government Securities. Each Fund may invest in government securities. However, under normal conditions, Mid Cap Growth Fund and Small Cap Growth Fund will not invest in any fixed income securities, with the exception of cash equivalents (which include U.S. Government securities maturing in 90 days or less). In abnormal conditions, these funds may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.


Municipal Obligations. The High Yield Bond Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued and meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power of ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. Many issuers of securities chose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad for rated securities since many investors rely on rating organizations for credit appraisal.

Swaps, Caps, Floors and Collars. As one way of managing exposure to different types of investments, Bond Fund, Strategic Income Fund and High Yield Bond Fund may enter into interest rate swaps and other types of swap agreements such as caps, collars and floors. Each of these Funds may also enter into currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to the risk of a counterparty's failure to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will maintain in a segregated account or liquid debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Participation Interests. The Technology Fund, Bond Fund, High Yield Bond Fund, and Strategic Income Fund may invest in participation interests. Participation interests, which may take the form of interests in or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. A Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities. The Technology Fund may purchase only those participation interests that mature in 60 days or less, or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Bond Fund, Strategic Income Fund, High Yield Bond Fund and Technology Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Funds' investments in pay-in-kind, delayed and zero coupon bonds may require a Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Structured or Hybrid Notes. The Bond Fund, Strategic Income Fund, High Yield Bond Fund, and Technology Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. High Yield Bond Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in interest rates or other reference prices.

Custodial Receipts. Each Fund, other than Mid Cap Growth Fund and Small Cap Growth Fund, may acquire custodial receipts with respect to U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Bank and Corporate Obligations. Each of the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct U.S. Dollar denominated obligations of domestic or foreign issuers. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Mortgage-Backed Securities. Each Fund (other than Mid Cap Growth Fund and Small Cap Growth Fund) may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private issuers. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass- through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), invests in certain mortgages primarily secured by interests in real property and other permitted investments and issues "regular" and "residual" interests. The Funds do not intend to acquire REMIC residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Asset-Backed Securities. The Bond Fund, Strategic Income Fund and High Yield Bond Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to Mortgage-Backed Securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Risks Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction, rather than inversely to, a referenced interest rate ("super floaters"), other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Brady Bonds. The Bond Fund, High Yield Bond Fund and Strategic Income Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued bonds (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements the IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service ("Fitch") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's, S&P and Fitch and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund (other than Sovereign Investors Fund), but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's or Sub-adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

Lower Rated High Yield/High Risk Debt Obligations. Strategic Income Fund, Regional Bank Fund, Financial Industries Fund, Relative Value Fund, Sovereign Investors Fund, Large Cap Growth Fund, Technology Fund, Bond Fund and High Yield Bond Fund may invest in high yield/high risk, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's or below BBB by S&P).

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

See the Appendix to this Statement of Additional Information which describes the characteristics of corporate bonds in the various rating categories. These Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or relevant Sub-adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield/high risk bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield/high risk bonds. In addition, a Fund's investments in high yield/high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers

Each Fund (other than Money Market Fund) may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value.

Lending of Securities. Each Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Funds not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short Sales. Large Cap Growth Fund and Financial Industries Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. Each Fund (except for 500 Index Fund, International Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Sovereign Investors Fund, Technology Fund and Money Market Fund) may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, a Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, interest or dividends a Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when- issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The International Fund, Large Cap Growth Fund, Relative Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Technology Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

The remaining Funds do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities when the Adviser or relevant Sub-adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or in general market conditions.

The portfolio turnover rate for each Fund is shown in the section captioned "Financial Highlights" in the prospectuses. A high rate of portfolio turnover (100% or greater) involves corresponding higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for Federal income tax purposes.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions which will not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this Statement of Additional Information, a "majority of the outstanding voting securities" means approval by the lesser of
(1) the holders of 67% or more of the Fund represented at a meeting if the more than 50% of the Fund's outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares.

         Each Fund (other than Money Market Fund) may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and the purchase or sale of options, futures contracts, forward commitments, swaps and repurchase agreements entered into in accordance with the Fund's investment policies within the meaning of paragraph 6 below, are not deemed to be senior securities.

         2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and short sales, transactions in futures contracts and options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. This restriction does not apply to transactions in reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

         3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate and currency swaps, interest rate caps, floors and collars and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment, except that the Regional Bank Fund will invest more than 25% of its total assets in the banking industry. The Financial Industries Fund will ordinarily invest more than 25% of its assets in the financial services sector. The Technology Fund will ordinarily invest more than 25% of its total assets in the technology industry. The High Yield Bond Fund may invest up to 40% of the value of its total assets in the securities of issuers in the electric utility and telephone industries. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         8. For each Fund, with respect to 75% of total assets [see non-fundamental investment restriction (f)], purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Money Market Fund may not:

         1. Issue senior securities. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and transactions in repurchase agreements or reverse repurchase agreements are not deemed to be senior securities.

         2. Borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Fund does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase securities while any borrowings are outstanding. This restriction does not apply to the purchase of reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

         3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         4. Write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts.

         5. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         6. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         7. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

         Each Fund (other than Money Market Fund) may not:

         (a) Purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities. The 500 Index Fund, International Fund, Mid Cap Growth Fund, Small Cap Growth Fund Sovereign Investors Fund, and Technology Fund may not make short sales.

         (b) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (c) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act and privately issued stripped mortgage-backed securities. The adviser will determine on a case by case basis whether a particular OTC option is illiquid.

         (d) Invest for the purpose of exercising control over or management of any company.

         In addition:

         (e) Under normal conditions, Bond Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

         (f) International Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Sovereign Investors Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

         (g) Under normal conditions Mid Cap Growth Fund and Small Cap Growth Fund will not invest in any fixed income securities. However, in abnormal conditions, these Funds may temporarily invest in U.S. government securities and U.S. government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. government securities maturing in 90 days or less).

         (h) International Fund normally invests at least 80% of total assets in a diversified portfolio of foreign stocks from both developed and emerging countries. The Fund may invest up to 30% of total assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). Foreign equities include but are not limited to common stocks, convertible preferred stocks, preferred stocks, warrants, ADRs, GDRs and EDRs.

         (i) Mid Cap Growth Fund and Small Cap Growth Fund may not invest more than 10% of total assets in foreign securities.

Money Market Fund may not:

         (a) Purchase securities on margin or make short sales of securities except for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (b) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (c) Invest in securities which are illiquid if, as a result, more than 10% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

         (d) Invest for the purpose of exercising control over or management of any company. If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions.


The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of each Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and directors of the Adviser, one or more of the Sub-advisers and/or the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------


Stephen L. Brown*           Trustee and Chairman      Chairman and Director, John Hancock
John Hancock Place                                    Life Insurance Company (CEO until
P.O. Box 111                                          June 2000), John Hancock Financial
Boston, MA 02117                                      Services, Inc. (CEO until June
July 1937                                             2000); John Hancock Advisers, Inc.
                                                      (the Adviser), John Hancock Funds,
                                                      Inc. (John Hancock Funds), The
                                                      Berkeley Financial Group, Inc. (The
                                                      Berkeley Group); Director, John
                                                      Hancock Subsidiaries LLC; John
                                                      Hancock Signature Services, Inc.
                                                      (Signature Services) (until January
                                                      1997); John Hancock Insurance
                                                      Agency, Inc.; (Insurance Agency)
                                                      (until May 1999); Independence
                                                      Investment LLC, Independence Fixed
                                                      Income LLC; Insurance Marketplace
                                                      Standards Association, Committee
                                                      for Economic Development, Ionics,
                                                      Inc. (since June 2000), Aspen
                                                      Technology, Inc. (since June 2000),
                                                      Jobs for Massachusetts, Federal
                                                      Reserve Bank of Boston (until March
                                                      1999); Financial Institutions
                                                      Center (until May 1996), Freedom
                                                      Trail Foundation (until December
                                                      1996) Beth Israel Hospital and
                                                      Corporation (until November 1996);
                                                      Director and Member (Beth
                                                      Israel/Deaconess Care Group),
                                                      Member, Commercial Club of Boston,
                                                      President (until April 1996);
                                                      Trustee, Wang Center for the
                                                      Performing Arts, Alfred P. Sloan
                                                      Foundation, John Hancock Asset
                                                      Management (until March 1997);
                                                      Member, Boston Compact Committee,
                                                      Mass. Capital Resource Company;
                                                      Chairman, Boston Coordinating
                                                      Committee ("The Vault") (until
                                                      April 1997).


Maureen R. Ford *           Trustee, Vice Chairman,   President, Broker/Dealer
101 Huntington Avenue       President and Chief       Distributor, John Hancock Life
Boston, MA  02199           Executive Officer (1,2)   Insurance Company; Vice Chairman,
March 1950                                            Director, President and Chief
                                                      Executive Officer, the Adviser, The
                                                      Berkeley Group, John Hancock Funds;
                                                      Chairman, Director and President,
                                                      Insurance Agency, Inc.; Chairman,
                                                      Director and Chief Executive
                                                      Officer, Sovereign Asset Management
                                                      Corporation (SAMCorp.); Senior Vice
                                                      President, MassMutual Insurance Co.
                                                      (until 1999); Senior Vice
                                                      President, Connecticut Mutual
                                                      Insurance Co. (until 1996).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       38


                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

Dennis S. Aronowitz         Trustee                   Professor of Law, Emeritus, Boston
101 Huntington Avenue                                 University School of Law (as of
Boston, MA  02199                                     1996); Director, Brookline
June 1931                                             Bankcorp.

Richard P. Chapman, Jr.     Trustee (1)               Chairman, President, and Chief
101 Huntington Avenue                                 Executive Officer, Brookline
Boston, MA  02199                                     Bankcorp. (lending); Director,
February 1935                                         Lumber Insurance Companies (fire
                                                      and casualty insurance); Trustee,
                                                      Northeastern University
                                                      (education); Director, Depositors
                                                      Insurance Fund, Inc. (insurance).

William J. Cosgrove         Trustee                   Vice President, Senior Banker and
101 Huntington Avenue                                 Senior Credit Officer, Citibank,
Boston, MA  02199                                     N.A. (retired September 1991);
January 1933                                          Executive Vice President, Citadel
                                                      Group Representatives, Inc.;
                                                      Trustee, the Hudson City Savings
                                                      Bank (since 1995).

Richard A. Farrell          Trustee                   President of Farrell, Healer & Co.,
101 Huntington Avenue                                 (venture capital management firm)
Boston, MA  02199                                     (since 1980); Prior to 1980, headed
November 1932                                         the venture capital group at Bank
                                                      of Boston Corporation.

Gail D. Fosler              Trustee                   Senior Vice President and Chief
101 Huntington Avenue                                 Economist, The Conference Board
Boston, MA  02199                                     (non-profit economic and business
December 1947                                         research); Director, Unisys Corp.;
                                                      Director, H.B. Fuller Company; and
                                                      DBS Holdings (Singapore) (Banking
                                                      and Financial Services); Director,
                                                      National Bureau of Economic
                                                      Research (academic).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       39


                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

William F. Glavin             Trustee                 President Emeritus, Babson College
101 Huntington Avenue                                 (as of 1997); Vice Chairman, Xerox
Boston, MA  02199101                                  Corporation (until June 1989);
March 1932                                            Director, Caldor Inc., Reebok, Inc.
                                                      (since 1994) and Inco Ltd.

Dr. John A. Moore             Trustee                 President and Chief Executive
101 Huntington Avenue                                 Officer, Institute for Evaluating
Boston, MA  02199                                     Health Risks, (nonprofit
February 1939                                         institution) (since September
                                                      1989).

Patti McGill Peterson         Trustee                 Executive Director, Council for
101 Huntington Avenue                                 International Exchange of Scholars
Boston, MA  02199                                     (since January 1998), Vice
May 1943                                              President, Institute of
                                                      International Education (since
                                                      January 1998); Senior Fellow,
                                                      Cornell Institute of Public
                                                      Affairs, Cornell University (until
                                                      December 1997); President Emerita
                                                      of Wells College and St. Lawrence
                                                      University; Director, Niagara
                                                      Mohawk Power Corporation (electric
                                                      utility).

John W. Pratt                 Trustee                 Professor of Business
101 Huntington Avenue                                 Administration Emeritus, Harvard
Boston, MA  02199                                     University Graduate School of
September 1931                                        Business Administration (as of June
                                                      1998).

William L. Braman             Executive Vice President Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment     Investment Officer, each of the
Boston, MA 02199              Officer(2)               John Hancock Funds; Executive Vice
December 1953                                          President and Chief Investment
                                                       Officer, Barring Asset Management,
                                                       London UK (until May 2000).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       40


                            Positions Held            Principal Occupation(s)
Name and Address            With the Company          During the Past Five Years
----------------            ----------------          --------------------------

Richard A. Brown            Senior Vice President and     Senior Vice President , Chief
101 Huntington Avenue       Chief Financial Officer (2)   Financial Officer and Treasurer of
Boston, MA  02199                                         the Adviser, John Hancock Funds,
April 1949                                                and The Berkeley Group; Second Vice
                                                          President and Senior Associate
                                                          Controller, Corporate Tax
                                                          Department, John Hancock Financial
                                                          Services, Inc. (until January
                                                          2001).

Susan S. Newton             Senior Vice President,        Senior Vice President and Chief
101 Huntington Avenue       Secretary and Chief Legal     Legal Officer the Adviser; John
Boston, MA 02199            Officer                       Hancock Funds; Vice President
                                                          Signature Services (until May
                                                          2000), The Berkeley Group, NM March
                                                          1950 Capital and SAMCorp.

James J. Stokowski          Vice President, Treasurer and  Vice President, the Adviser.
101 Huntington Avenue       Chief Accounting Officer
Boston, MA  02199
November 1946

Thomas H. Connors           Vice President and Compliance  Vice President and Compliance
101 Huntington Avenue       Officer                        Officer, the Adviser; Vice
Boston, MA  02199                                          President, John Hancock Funds.
September 1959



-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Brown and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Funds for their services.


                         Aggregate          Total Compensation
                         Compensation from  From the Fund and John
Independent Trustees     the Fund (1)       Hancock Fund Complex to Trustees (2)
--------------------     ------------       ------------------------------------

Dennis J. Aronowitz       $  2,165                   $  75,000
Richard P. Chapman*          2,264                      78,000
William J. Cosgrove*         2,066                      72,000
Leland O. Erdahl +           2,070                      72,100
Richard A. Farrell           2,165                      75,000
Gail D. Fosler               1,944                      68,000
William F. Glavin*           1,815                      64,000
Dr. John A. Moore*           2,070                      72,100
Patti McGill Peterson        2,014                      70,350
John Pratt                   2,066                      72,000
                         ---------                  ----------
Total                      $20,639                    $718,550

(1) Compensation is for the current fiscal year ending December 31, 2000.


(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2000. As of this date, there were sixty-nine funds in the John Hancock Fund Complex with each of these Independent Trustees serving on thirty-one funds.

+ As of February 28, 2001, Mr. Erdahl resigned as Trustees of the Complex.

*As of December 31, 2000, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $85,948, Mr. Cosgrove was $218,258, Mr. Glavin was $317,363 and for Dr. Moore was $263,160 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser, a Sub-adviser or affiliated companies. Some of the Trustees and officers may also be officers, Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of December 31, 2000, all shares were held by the Life Co. and the Variable Life Co. except the Adviser owns the following: International Fund 30.00%, Regional Bank 3.60%, Small Cap Growth Fund 7.28%, Mid Cap Growth 6.57%, Large Cap Growth Fund 8.35%, Relative Value 1.36%, Bond Fund 4.09%, Strategic Income Fund 10.85%, High Yield Bond Fund 18.51%, Technology Fund 2.61% and Money Market Fund 0.01%.


At such date, no other person(s) owned of record or was known by the Trust to beneficially own as much as 5% of the outstanding shares of the Trust or of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Funds and the other funds and publicly traded investment companies in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Funds' shareholders. Pursuant to the Advisory Agreements, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent.

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds' plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As of December 14, 2000, with respect to International Fund, the Adviser has entered into a sub-investment management contract (the "Sub-advisory agreement") with Nicholas-Applegate under which, subject to the review of the Trustees and the overall supervision of the Adviser, Nicholas-Applegate is responsible for providing the Fund with investment advice. Nicholas-Applegate will also provide the Fund on a continuous basis with economic, financial and political information, research and assistance concerning international markets. Nicholas-Applegate is a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101. Nicholas-Applegate was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001, Nicholas-Applegate was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a German Aktiengesellschaft, a German publicly traded company, which, together with its subsidiaries, comprises the world's largest insurance group (the "Allianz Group"). Allianz Group currently has assets under management of approximately $690 billion, and in its last fiscal year wrote approximately $50 billion in gross insurance premiums. Allianz AG's address is: Koeniginstrasse 28, D-80802, Munich, Germany.


Until December 14, 2000, the Sub-adviser to International Fund was Indocam International Investment Services ("IIIS"). IIIS is organized under the laws of France and is a wholly owned subsidiary of Indocam, the asset management affiliate of Credit Agricole, a French banking group. IIIS is located at 90 Boulevard Pasteur, Paris, France 75105. Indocam is an asset management firm maintaining established relationships with institutional, corporate, and individual investors, Credit Agricole is one of the largest banks in the world. The Adviser's Sub-advisory contract with IIIS was terminated effective December 14, 2000. Until March 1, 2000, the International Fund had another Sub-adviser, John Hancock Advisers, International Limited ("JHAI"), located at 6th Floor, Duke's Court, 32-36 Duke Street, St. James's, London, England SW1Y6DF. JHAI was a wholly-owned subsidiary of the Adviser formed in 1987 to provide international investment research and advisory services to U.S. institutional clients. The Adviser's Sub-advisory contract with JHAI was terminated effective March 1, 2000.

With respect to Core Equity Fund, the Adviser has entered into a Sub-advisory agreement with Independence Investment LLC ("Independence"). Independence, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc. With respect to Sovereign Investors Fund, the Adviser's Sub-advisory Agreement with SAMCorp was terminated effective January 1, 1999.

With respect to Technology Fund, the Adviser has entered into a Sub-advisory agreement with American Fund Advisors, Inc. ("AFA"). AFA is located at 1415 Kellum Place, Suite 205 Garden City, New York 11530 and was incorporated under the laws of New York in 1978. AFA, subject to the supervision of the Adviser, manages the Technology Fund's investments. AFA also provides investment advisory and management services to individual and institutional clients.

Under each respective Sub-advisory agreement, the corresponding Sub-adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

As provided by the Advisory Agreements, each Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears and is equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value.

------------------------------------------------ ---------------------------
Technology Fund                                  0.80%
------------------------------------------------ ---------------------------
International Fund                               0.90%
------------------------------------------------ ---------------------------
Regional Bank Fund                               0.80%
------------------------------------------------ ---------------------------
Financial Industries Fund                        0.80%
------------------------------------------------ ---------------------------
Small Cap Growth Fund                            0.75%
------------------------------------------------ ---------------------------
Mid Cap Growth Fund                              0.75%
------------------------------------------------ ---------------------------
Large Cap Growth Fund                            0.75%
------------------------------------------------ ---------------------------
Relative Value Fund                              0.60%
------------------------------------------------ ---------------------------
Core Equity Fund                                 0.70%
------------------------------------------------ ---------------------------
Sovereign Investors Fund                         0.60%
------------------------------------------------ ---------------------------
500 Index Fund                                   0.10%*
------------------------------------------------ ---------------------------
Bond Fund                                        0.50%
------------------------------------------------ ---------------------------
Strategic Income Fund                            0.60%
------------------------------------------------ ---------------------------
High Yield Bond Fund                             0.60%
------------------------------------------------ ---------------------------
Money Market Fund                                0.50%
------------------------------------------------ ---------------------------

*Reflects the Adviser's Agreement to limit the management fee. Without this limitation the management fee would be 0.35%. The Adviser has agreed to continue this limitation until April 30, 2002.


Under each Sub-advisory agreement, the Adviser (not the Fund) pays a portion of its fee to the corresponding Sub-adviser. Until May 10, 2001, with respect to the International Fund, the Adviser pays a Sub-advisory fee to Nicholas-Applegate equal to 55% of the gross management fee received by the Adviser with respect to the International Fund's average daily net assets. Effective May 11, 2001, with respect to the International Fund, the Adviser will pay quarterly a sub-advisory fee to Nicholas-Applegate equal on an annual basis to (i) 0.50% of the first $500,000,000 of the average daily net asset value of the Fund; and (ii) 0.45% of the average daily net asset value of the Fund in excess of $500,000,000. Until December 14, 2000, with respect to the International Fund, the Adviser paid a sub-advisory fee to IIIS equal to 55% of the gross management fee received by the Adviser with respect to the International Fund's average daily net assets. The Sub-advisory agreement with IIIS was terminated effective December 14, 2000. Prior to March 1, 2000, the Adviser paid JHAI a Sub-advisory fee equal to 70% of the advisory fee payable on the International Fund's average daily net assets. JHAI agreed to waive all but 0.05% of this fee beginning January 1, 2000. The Adviser's Sub-advisory agreement with JHAI was terminated effective March 1, 2000.


With respect to the Core Equity Fund, the Adviser pays a sub-advisory fee to Independence equal to 55% of the advisory fee payable on the Fund's average daily net assets. With respect to Technology Fund, the Adviser pays a sub-advisory fee to AFA equal to 0.10% of the Technology Fund's average daily net assets.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The adviser has voluntarily agreed to limit each Fund's expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or any of its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-adviser for a Fund or for other funds or clients for which the Adviser or Sub-adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each Advisory Agreement, and, where applicable, Sub-advisory agreement, neither the Adviser nor any Sub-adviser is liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or any Sub-adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under the Advisory Agreements, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the applicable advisory agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's advisory agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name John Hancock or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

For the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser's management fee for each Fund is listed below.


     Funds                        1998 Management fee received by the Adviser
     -----                        -------------------------------------------
International                                      $49,454
Regional Bank                                       72,908
Financial Industries                               324,581
Small Cap Growth                                    43,238
Mid Cap Growth                                       7,546
Large Cap Growth                                    48,603
Relative Value                                      45,181
Core Equity                                        112,746
Sovereign Investors                                139,125
500 Index                                           20,232*
Bond                                                35,548
Strategic Income                                    62,923
High Yield Bond                                     32,414
Money Market                                        61,349


                           1999 Management fee          2000 Management fee
   Funds                 received by the Adviser      received by the Adviser
   -----                 -----------------------      -----------------------

Technology                     $ ----                        $33,261
International                  66,480                         81,503
Regional Bank                 173,090                        113,415
Financial Industries          398,471                        434,813
Small Cap Growth               80,965                        213,759
Mid Cap Growth                 20,806                         99,566
Large Cap Growth              121,727                        148,433
Relative Value                147,515                        257,116
Core Equity                   254,281                        306,248
Sovereign Investors           248,937                        295,467
500 Index                      32,613*                        33,179
Bond                           57,967                         80,502
Strategic Income              117,404                        165,020
High Yield Bond                54,095                         51,368
Money Market                  117,918                        194,539

*Net of limitation by Adviser. For the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser limited its management fee. Without this limitation, the management fee received by the Adviser would have been $70,811, $114,145 and $116,127, respectively.

Each Advisory Agreement, Sub-advisory agreement and Distribution Agreement will continue in effect from year to year if approved by either the vote of the Fund's shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. These agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the affected Fund and will terminate automatically if assigned. On December 12, 2000, the Trustees approved the termination of IIIS as Sub-adviser to the International Fund and appointed Nicholas-Applegate as Sub-adviser effective December 14, 2000. On April 25, 2001, the shareholders of the International Fund approved the appointment of Nicholas-Applegate as Sub-adviser to the Fund.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.


--------------------------------------------------------------------------------
Funds                      1998               1999               2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Technology               $   ---          $    ----            $   810++++
--------------------------------------------------------------------------------
International                870              1,312              1,697
--------------------------------------------------------------------------------
Regional Bank              1,353+             3,822              2,660
--------------------------------------------------------------------------------
Financial Industries       6,370              8,707             10,269
--------------------------------------------------------------------------------
Small Cap Growth             915              1,972              5,347
--------------------------------------------------------------------------------
Mid Cap Growth               158+++             511              2,504
--------------------------------------------------------------------------------
Large Cap Growth           1,012              2,952              3,705
--------------------------------------------------------------------------------
Relative Value             1,136++            4,476              8,056
--------------------------------------------------------------------------------
Core Equity                2,523              6,545              8,230
--------------------------------------------------------------------------------
Sovereign Investors        3,643              7,445              9,273
--------------------------------------------------------------------------------
500 Index                  3,237              5,834              6,221
--------------------------------------------------------------------------------
Bond                       1,109              2,094              2,048
--------------------------------------------------------------------------------
Strategic Income           1,645              3,504              5,193
--------------------------------------------------------------------------------
High Yield Bond              839++            1,598              1,605
--------------------------------------------------------------------------------
Money Market               1,914              4,300              7,395
--------------------------------------------------------------------------------


*From commencement of operations on April 30, 1997. +From commencement of operations on May 1, 1998. ++From commencement of operations on January 6, 1998. +++From commencement of operations on January 7, 1998. ++++From commencement of operations on May 1, 2000.

Personnel of the Adviser, Sub-Advisers, and their affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the Adviser, the Sub-Adviser and their affiliates and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

Distribution Agreement. John Hancock Funds, a wholly owned subsidiary of the Adviser, serves as the principal underwriter for the Trust in connection with the continuous offering of the shares of the Funds. John Hancock Funds has the exclusive right, pursuant to the Distribution Agreement, to purchase shares from the Funds at net asset value for resale to the separate accounts of insurance companies at the public offering price.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Funds' shares, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt instruments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of any security may be determined in good faith in accordance with procedures approved by the Trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the Funds' custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of that Fund's shares may be significantly affected on days when a shareholder has no access to that Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purpose of making such payment at the same value as used in determining net asset value. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares solely for cash, except to the extent that redemption payments during any 90-day period for any one account, would exceed the lesser of $250,000 or 1% of the net asset value.

DESCRIPTION OF THE TRUST'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have only authorized shares of the Funds. Additional series may be added in the future. The Trustees have not authorized the issuance of additional classes of shares of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of Variable Contract holders to vote the shares of a Fund are governed by the relevant Variable Contract. For information on these voting rights, see the Prospectuses describing the Variable Contract.

Unless otherwise required by the 1940 Act or the Declaration of Trust, each Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, each Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Funds' assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Funds shall be liable for the liabilities of any other series. Furthermore, no fund included in the Funds' Prospectuses shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which the Funds would be unable to meet their obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify John Hancock Servicing Center of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S., except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

DIVIDENDS

Dividends from net investment income are declared and paid as follows:

FUND                                     DECLARED                   PAID
----                                     --------                   ----
Technology Fund                          Annually                   Annually
International Fund                       Annually                   Annually
Regional Bank Fund                       Quarterly                  Quarterly
Financial Industries Fund                Annually                   Annually
Small Cap Growth Fund                    Annually                   Annually
Mid Cap Growth Fund                      Annually                   Annually
Large Growth Fund                        Annually                   Annually
Relative Value Fund                      Quarterly                  Quarterly
Core Equity Fund                         Quarterly                  Quarterly
Sovereign Investors Fund                 Quarterly                  Quarterly
500 Index Fund                           Quarterly                  Quarterly
Bond Fund                                Daily                      Monthly
Strategic Income Fund                    Daily                      Monthly
High Yield Bond Fund                     Daily                      Monthly
Money Market Fund                        Daily                      Monthly

Capital gains distributions are generally declared annually. Dividends are automatically reinvested in additional shares of the Funds.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has elected or intends to elect to be treated, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without being offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund distributes to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (c) each Fund diversifies its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

Each Fund also must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of a Fund that may be invested in securities of any one, two, three and four issuers. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectuses, including possible current inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (the "I.R.S.") based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

For Federal income tax purposes, each Fund is generally permitted to carry forward a net realized capital loss in any year to offset its own net realized capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and would not be distributed as such to shareholders. As of December 31, 2000, the following Funds had capital loss carryforwards:


--------------------------------------------------------------------------------
                                 2006              2007              2008
--------------------------------------------------------------------------------
Technology                       --                --               $  14,000
--------------------------------------------------------------------------------
International                    --                --                 265,560
--------------------------------------------------------------------------------
Regional Bank                    --                --               2,212,041
--------------------------------------------------------------------------------
Financial Industries             --                $2,140,648       1,313,228
--------------------------------------------------------------------------------
Small Cap Growth                 --                --               2,089,105
--------------------------------------------------------------------------------
Mid Cap Growth                   --                --                 633,415
--------------------------------------------------------------------------------
Large Cap Growth                 --                --               1,306,804
--------------------------------------------------------------------------------
Sovereign Investors              $157,877             101,159       1,206,695
--------------------------------------------------------------------------------
Bond                             --                    67,593         215,568
--------------------------------------------------------------------------------
Strategic Income                    4,130             136,493         455,777
--------------------------------------------------------------------------------


Each Fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Investments in debt obligations that are at risk of or are in default present special tax issues for any Fund that may hold such obligations, such as Relative Value Fund, Sovereign Investors Fund, Strategic Income Fund, Technology Fund, Large Cap Growth Fund, Financial Industries and High Yield Bond Fund. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income tax.

Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options and currency forward transactions.

Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause such Fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the Funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to the Funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the 30-day period ended December 31, 2000, the annualized yield was:


Bond Fund                   5.84%
Strategic Income Fund       7.94%
High Yield Bond Fund       14.03%

Yield (except for Money Market Fund). The yield of each Fund (except for Money Market Fund) is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period and annualizing the result.

While this is the standard accounting method for calculating yield, it does not reflect the Fund's actual bookkeeping; as a result, the income reported or paid by the Fund may be different. The Fund's yield is computed according to the following standard formula:

                                             6
                Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                               -------
                                 cd
Where:

       a =      dividends and interest earned during the period.
       b =      net expenses accrued during the period.
       c =      the average daily number of fund shares outstanding
                during the period  that would be  entitled to receive
                dividends.
       d =      the net asset value per share on the last day of the period.

 Money Market Fund Yield. For the purposes of calculating yield for the Money Market Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

If the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

Total Return. Each Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula

The average annual total return for each Fund for the 1 year period ended December 31, 2000 and since, the commencement of operations through December 31, 2000 is as follows:

                                                        Commencement of
                               1 year period ended      Operations to
Funds                           December 31, 2000       December 31, 2000*
-----                           -----------------       ------------------

Technology Fund                          --%                -36.98%
International                        -25.17%                  6.02%
Financial Industries                  27.16%                 18.90%
Regional Bank                         17.91%                  4.96%
Small Cap Growth                     -22.33%                 11.02%
Mid Cap Growth                       -11.73%                 15.12%
Large Cap Growth                     -31.30%                  2.41%
Relative Value                        -4.80%                 22.01%
Core Equity                           -7.11%                 17.11%
Sovereign Investors                   -0.33%                 12.73%
500 Index                             -9.28%                 17.75%
Bond                                  11.85%                  7.88%
High Yield Bond                       -6.08%                 -1.41%
Strategic Income                       1.36%                 32.63%


* Financial Industries Fund commenced operations on April 30, 1997. Relative Value Fund and High Yield Bond Fund commenced operations on January 6, 1998. Mid Cap Growth Fund commenced operations on January 7, 1998. Regional Bank Fund commenced operations on May 1, 1998. Technology Fund commenced operations on May 2, 2000. Each of the other funds commenced operations on August 29, 1996.

     n _____
T = \ /ERV/P - 1

         P =      a hypothetical initial payment of $1,000.
         T =      average annual total return.
         n =      number of years.
         ERV  =   ending redeemable value of a hypothetical  $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a Fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser, any Sub-adviser and the officers of the Trust pursuant to recommendations made by its investment committee, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Funds. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser or Sub-adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the NASDAQ and other policies that the Trustees may determine, the Adviser or Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

Purchases of securities for Bond Fund, Strategic Income Fund and High Yield Bond Fund are normally principal transactions made directly from the issuer or from an underwriter or market maker for which no brokerage commissions are usually paid. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases and sales from dealers serving as market makers will usually include a mark up or mark down. Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser or relevant Sub-adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or relevant Sub-adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser or relevant Sub-adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or relevant Sub-adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or relevant Sub-adviser may result in research information and statistical assistance beneficial to the Funds. The Funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of each Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

--------------------------------------------------------------------------------
                           1998 Broker           1999 Broker      2000 Broker
Funds                      Commissions           Commissions      Commissions
--------------------------------------------------------------------------------
International               $31,688               $44,805          $10,693
--------------------------------------------------------------------------------
Regional Bank                15,933                13,672           65,029
--------------------------------------------------------------------------------
Financial Industries         85,961               107,541           16,755
--------------------------------------------------------------------------------
Small Cap Growth             10,790                15,451           55,411
--------------------------------------------------------------------------------
Mid Cap Growth                4,603                 7,790           23,319
--------------------------------------------------------------------------------
Large Cap Growth             28,768                55,628           24,172
--------------------------------------------------------------------------------
Relative Value               67,087               113,466           49,360
--------------------------------------------------------------------------------
Core Equity                  15,467                43,018          152,533
--------------------------------------------------------------------------------
Sovereign Investors          34,227                38,021           49,746
--------------------------------------------------------------------------------
500 Index                     8,110                 4,016           54,708
--------------------------------------------------------------------------------
Bond                              0                     0                0
--------------------------------------------------------------------------------
Strategic Income                455                    12              120
--------------------------------------------------------------------------------
High Yield Bond                2,778                1,613            3,598
--------------------------------------------------------------------------------
Technology                         0                    0           10,693
--------------------------------------------------------------------------------

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended December 31, 2000, Core Equity, 500 Index, Financial Industries, Bond, High Yield Bond, International, Sovereign Investors, Strategic Income did not directed commissions in the amounts of to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities. During the fiscal year ended December 31, 2000, Regional Bank, Small Cap Growth, Large Cap Growth, Relative Value, Mid Cap Growth and Technology directed commissions in the amounts of $4,670, $4,369, $29,295, 37,662, $11,649, and $1,391, respectively, to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Credit Agricole, IIIS parent, has several affiliates engaged in the brokerage business in Europe and Asia: Credit Agricole Indosuez Cheuvreux; CPR Action (ex-Schelcher Prince Cheuvreux de Virieu International Ltd, London; Cheuvreux de Virieu, Nordic AB, Stockholm, Cheuvreux de Virieu, Espana, Madrid, Credit Agricole Indosuez Cheuvreux Deutschland GMBH, Frankfourt/ Main; Caboto Sim in Italy; Carr Securities; Carr Futures SNC. (Paris) and Carr Futures PTE, Singapore (all "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through Affiliated Brokers. During the fiscal years ending December 31, 1998, 1999 and 2000, the Funds did not execute any portfolio transactions with Affiliated Brokers.

Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

SHAREHOLDER SERVICING AGENT

John Hancock Annuity Servicing Office, 529 Main Street, (X-4) Charlestown, MA 02129, a division of the Life Company, is the shareholder servicing agent for the Funds. Currently, the Funds pay no fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the International Fund, Money Market Fund and 500 Index Fund are held pursuant to a custodian agreement between the Trust and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02205. Portfolio securities of the other Funds are held pursuant to a custodian agreement between the Trust and Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02117. Under the custodian agreements, the custodians perform custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street Boston, Massachusetts 02116, is the independent auditor of the Trust. The financial statements of the Funds have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues as rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an active or implied 'CCC-' debt rating. The 'C' debt rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

FITCH INVESTORS SERVICE ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issuers rated A have the greatest capacity for a timely payment and the designation 1,2 and 3 indicates the relative degree of safety. Issues rated "A-1=" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (=) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

The financial statements listed below are included and incorporated by reference into Part B of the Registration Statement from the 2000 Annual Report to Shareholder's for the year ended December 31, 2000 (filed electronically on March 1, 2001, accession number 0000928816-01-000098, file no. 811-07437 and
33-64465).

John Hancock Declaration Trust

    Statement of Assets and Liabilities as of December 31, 2000.
    Statement of Operations for the year ended of December 31, 2000.
    Statement of Changes in Net Assets for each of the two years in the period ended December 31, 2000.
    Financial Highlights for each of the two years in the period ended
     December 31, 2000.
    Schedule of Investments as of December 31, 2000.
    Notes to Financial Statements.
    Report of Independent Auditors.

                                                                       Exhibit C

                     JOHN HANCOCK V.A. STRATEGIC INCOME FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.A. Strategic Income Fund and the John Hancock V.A. High Yield Bond Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statement of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.A. Strategic Income Fund and John Hancock V.A. High Yield Bond Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.A. Strategic Income Fund of all assets of John Hancock V.A. High Yield Bond Fund and issuance of John Hancock V.A. Strategic Income fund shares in exchange for all the outstanding shares of John Hancock V.A. High Yield Bond Fund.

(b) The actual expenses incurred by the John Hancock V.A. Strategic Income Fund and John Hancock V.A. High Yield Bond Fund were reduced to reflect the estimated savings arising from the merger.

(c) Represents the Adviser's voluntary agreement to limit the funds' expenses to an annual rate of 0.25% of the funds' average daily net assets.

John Hancock V.A. Strategic Income Fund                                Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                     John Hancock    John Hancock
                                                                    V.A. Strategic  V.A. High Yield
                                                                        Income           Bond                        Pro-Forma
                                                                         Fund            Fund          Adjustments        Combined
                                                                    --------------  ---------------    -----------        ---------
Assets
Investments at value                                                   $ 45,878         $ 5,947         $     --          $ 51,825
Joint repurchase agreements                                              12,252              85               --            12,337
                                                                       --------         -------         --------          --------
    Total investments                                                    58,130           6,032               --            64,162

Cash                                                                          1               1               --                 2
Receivable for investments sold                                             578              31               --               609
Receivable for shares sold                                                  372              --               --               372
Dividends and interest receivable                                         1,255             222               --             1,477
Receivable for forward foreign currency exchange contracts sold              23              16               --                39
Other assets                                                                  2              --               --                 2
                                                                       --------         -------         --------          --------
    Total assets                                                         60,361           6,302               --            66,663
                                                                       --------         -------         --------          --------

Liabilities
Payable for investments purchased                                         7,458              --               --             7,458
Payable for shares repurchased                                                9               4               --                13
Dividends payable                                                            24              --               --                24
Payable for forward foreign currency exchange contracts purchased             7               1               --                 8
Payable to John Hancock Advisers, Inc. and affiliates                        25               3               --                28
Accounts payable and accrued expenses                                         2              10               --                12
                                                                       --------         -------         --------          --------
    Total Liabilities                                                     7,525              18               --             7,543
                                                                       --------         -------         --------          --------

Net Assets:
Capital paid-in                                                          57,331           9,548               --            66,879

Accumulated net realized loss on investments and foreign
    currency transactions                                                (1,624)           (650)              --            (2,274)

Net unrealized depreciation of investments,
    and translation of assets and liabilities in foreign curriencies     (2,223)         (2,562)              --            (4,785)

Distributions in excess of net investment income                           (648)            (52)              --              (700)
                                                                       --------         -------         --------          --------
    Net Assets                                                           52,836           6,284               --            59,120
                                                                       --------         -------         --------          --------

Net assets:
    V.A. Strategic Income                                                52,836              --            6,284(a)         59,120
    V.A. High Yield Bond                                                     --           6,284           (6,284)(a)            --
                                                                       --------         -------         --------          --------
                                                                         52,836           6,284               --            59,120
                                                                       ========         =======         ========          ========

Shares outstanding:
    V.A. Strategic Income                                                 6,055              --              717(a)          6,772
    V.A. High Yield Bond                                                     --             975             (975)(a)            --
                                                                       --------         -------         --------          --------
                                                                          6,055             975             (258)            6,772
                                                                       ========         =======         ========          ========

Net asset value per share:
    V.A. Strategic Income                                              $   8.73              --               --          $   8.73
    V.A. High Yield Bond                                                     --         $  6.45         $  (6.45)(a)            --
                                                                       ========         =======         ========          ========

              See Notes to Pro-forma Combined Financial Statements

John Hancock V.A. Strategic Income Fund                                Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                                 John Hancock V.A.  John Hancock V.A.
                                                                 Strategic Income    High Yield Bond
                                                                        Fund              Fund
                                                                  12 months ended    12 months ended                      Pro-Forma
                                                                   June 30, 2001      June 30, 2001      Adjustments       Combined
                                                                 -----------------  -----------------    -----------      ---------
Investement income:
    Dividends                                                         $    17            $    92            $ --           $   109
    Interest                                                            3,088                838              --             3,926
                                                                      -------            -------            ----           -------
      Total investment income                                           3,105                930              --             4,035
                                                                      -------            -------            ----           -------

Expenses:
    Investment management fee                                             208                 44              --               252
    Custodian fee                                                          18                 15             (13)(b)            20
    Auditing fee                                                            5                 12              (7)(b)            10
    Printing                                                                3                 --              --                 3
    Legal fees                                                             --                 11              (9)(b)             2
    Accounting and legal services fee                                       7                  2              --                 9
    Trustees' fee                                                           1                  1              --                 2
    Miscellaneous                                                           1                  1              (1)(b)             1
    Organization expense                                                    2                 --              --                 2
                                                                      -------            -------            ----           -------
      Total expenses                                                      245                 86             (30)              301

      Less expense reductions                                              --                (23)             23(c)             --
                                                                      -------            -------            ----           -------
      Net expenses                                                        245                 63              (7)              301
                                                                      -------            -------            ----           -------

      Net investment income                                             2,860                867               7             3,734
                                                                      -------            -------            ----           -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized and unrealized gain (loss) on:
    Investments                                                        (1,324)              (659)             --            (1,983)
    Foreign currency transactions                                         164                 45              --               209

Change in unrealized appreciation (depreciation) on:
    Investments                                                          (961)              (565)             --            (1,526)
    Translation of assets and liabilities in foreign currencies           (22)                19              --                (3)
                                                                      -------            -------            ----           -------

Net realized and unrealized gain (loss)                                (2,143)            (1,160)             --            (3,303)
                                                                      -------            -------            ----           -------

Increase (decrease) in net assets resulting from operations           $   717            $  (293)           $  7           $   431
                                                                      =======            =======            ====           =======

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
BONDS
Advertising (0.17%)
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France) 07-15-09 (E)                          10.500%        $    100       $     99
                                                                                         --------

Aerospace (0.01%)
Compass Aerospace Corp.,
Gtd Sr Sub Note Ser D 04-15-05 (B)


Agricultural Operations (0.01%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Note 12-01-06 (R)


Automobile / Trucks (0.12%)
AM General Corp.,
Sr Note Ser B 05-01-02
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04




Banks - United States (0.60%)
Colonial Bank,
Sub Note 06-01-11                                           9.375              200            207
Triton PCS, Inc.,
Sr Sub Note 02-01-11 (R)                                    9.375              100             96
                                                                                         --------
                                                                                              303
                                                                                         --------

Building (0.12%)
Amatek Industries Property Ltd.,
Sr Sub Note (Australia) 02-15-08 (Y)

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
BONDS
Advertising (0.17%)
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France) 07-15-09 (E)                                                                            100       $     99
                                                                                                                       --------

Aerospace (0.01%)
Compass Aerospace Corp.,
Gtd Sr Sub Note Ser D 04-15-05 (B)                         10.125%       $     25       $      4              25              4
                                                                                        --------                       --------

Agricultural Operations (0.01%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Note 12-01-06 (R)                                   10.750               6              3               6              3
                                                                                        --------                       --------

Automobile / Trucks (0.12%)
AM General Corp.,
Sr Note Ser B 05-01-02                                     12.875              50             49              50             49
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04                                           12.500              25             21              25             21
                                                                                        --------                       --------
                                                                                              70                             70
                                                                                        --------                       --------

Banks - United States (0.60%)
Colonial Bank,
Sub Note 06-01-11                                           9.375              50             52             250            259
Triton PCS, Inc.,
Sr Sub Note 02-01-11 (R)                                                                                     100             96
                                                                                        --------                       --------
                                                                                              52                            355
                                                                                        --------                       --------

Building (0.12%)
Amatek Industries Property Ltd.,
Sr Sub Note (Australia) 02-15-08 (Y)                       12.000              25             20              25             20

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
WCI Communities, Inc.,
Sr Sub Note 02-15-11 (R)




Business Services - Misc. (0.02%)
AP Holdings, Inc.,
Sr Disc Note, Step Coupon (11.25%, 03-15-03)
03-15-08 (A)


Chemicals (0.99%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                       10.125%        $    150       $    147
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                             10.625              200            130
American Pacific Corp.,
Sr Note 03-01-05
Applied Extrusion Technologies, Inc.,
Sr Note 07-01-11 (R)
Sr Note Ser B 04-01-02
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09
                                                                                         --------
                                                                                              277
                                                                                         --------

Consumer Products Misc. (0.04%)
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08 (B)
Indesco International, Inc.,
Sr Sub Note 04-15-08 (B)




Containers (0.42%)
Gaylord Container Corp.,
Sr Note Ser B 06-15-07

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
WCI Communities, Inc.,
Sr Sub Note 02-15-11 (R)                                   10.625%       $     50       $     52        $     50       $     52
                                                                                        --------                       --------
                                                                                              72                             72
                                                                                        --------                       --------

Business Services - Misc. (0.02%)
AP Holdings, Inc.,
Sr Disc Note, Step Coupon (11.25%, 03-15-03) 03-15-08 (A)    Zero             200             14             200             14
                                                                                        --------                       --------

Chemicals (0.99%)
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09                                       10.125             100             98             250            245
Trikem S.A.,
Bond (Brazil) 07-24-07 (R) (Y)                             10.625             125             81             325            211
American Pacific Corp.,
Sr Note 03-01-05                                            9.250              30             30              30             30
Applied Extrusion Technologies, Inc.,
Sr Note 07-01-11 (R)                                       10.750              50             51              50             51
Sr Note Ser B 04-01-02                                     11.500              25             25              25             25
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09                                        Zero              75             23              75             23
                                                                                        --------                       --------
                                                                                             308                            585
                                                                                        --------                       --------

Consumer Products Misc. (0.04%)
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08 (B)                                   10.125             100             14             100             14
Indesco International, Inc.,
Sr Sub Note 04-15-08 (B)                                    9.750             100              9             100              9
                                                                                        --------                       --------
                                                                                              23                             23
                                                                                        --------                       --------

Containers (0.42%)
Gaylord Container Corp.,
Sr Note Ser B 06-15-07                                      9.375              15             10              15             10

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Sr Sub Note Ser B 02-15-08
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands) 07-15-09 (Y)
Sr Sub Bond, Step Coupon (12.50%, 07-15-04)
(Netherlands) 07-15-09 (A) (E)
Riverwood International Corp.,
Gtd Sr Sub Note 04-01-08




Cosmetics & Personal Care (0.01%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)


Diversified Operations (0.09%)
Diamond Holdings Plc,
Bond (United Kingdom) 02-01-08 #


Electronics (0.15%)
Communications Instruments, Inc.,
Sr Sub Note Ser B 09-15-04                                 10.000%        $    100       $     86
                                                                                         --------

Energy (0.44%)
AEI Resources, Inc./AEI Resources Holdings, Inc.,
Note 12-15-05 (B) (R)                                      10.500              100             70
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08
Port Arthur Finance Corp.,
Gtd Sr Sec Note 01-15-09
                                                                                         --------
                                                                                               70
                                                                                         --------

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Sr Sub Note Ser B 02-15-08                                  9.875%       $    100       $     29        $    100       $     29
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands) 07-15-09 (Y)                     10.625              75             79              75             79
Sr Sub Bond, Step Coupon (12.50%, 07-15-04)
(Netherlands) 07-15-09 (A) (E)                               Zero             100             65             100             65
Riverwood International Corp.,
Gtd Sr Sub Note 04-01-08                                   10.875              70             67              70             67
                                                                                        --------                       --------
                                                                                             250                            250
                                                                                        --------                       --------

Cosmetics & Personal Care (0.01%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                                   11.000              75              8              75              8
                                                                                        --------                       --------

Diversified Operations (0.09%)
Diamond Holdings Plc,
Bond (United Kingdom) 02-01-08 #                           10.000              50             53              50             53
                                                                                        --------                       --------

Electronics (0.15%)
Communications Instruments, Inc.,
Sr Sub Note Ser B 09-15-04                                                                                   100             86
                                                                                                                       --------

Energy (0.44%)
AEI Resources, Inc./AEI Resources Holdings, Inc.,
Note 12-15-05 (B) (R)                                      10.500              75             52             175            122
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                                  9.625              81             85              81             85
Port Arthur Finance Corp.,
Gtd Sr Sec Note 01-15-09                                   12.500              50             51              50             51
                                                                                        --------                       --------
                                                                                             188                            258
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Finance (0.32%) PTC International Finance II S.A.,
Sr Sub Note (Luxembourg) 12-01-09 (E) (R)                  11.250%        $    100       $     88
Finova Capital Corp.,
Floating Rate Sr Note 06-18-03
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)
                                                                                         --------
                                                                                               88
                                                                                         --------

Food (0.74%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                       11.875              200            182
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (Y)
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)
                                                                                         --------
                                                                                              182
                                                                                         --------

Government - Foreign (22.13%)
Arabia, Republic of,
Bond (Egypt) 07-11-11                                       8.750              300            302
Brazil, Federative Republic of,
Bond (Brazil) 01-11-06 (Y)                                 10.250              300            288
Unsub Note (Brazil) 07-26-07 (Y)                           11.250              100             96
Unsub Note 10-15-09 (Y)                                    14.500              700            728
Deb (Brazil) 04-15-14 (Y)                                   8.000              677            501
Bond (Brazil) 03-06-30 (Y)                                 12.250              750            632
Bulgaria, Federative Republic of,
Deb (Bulgaria) 07-28-12                                     3.000              880            715
Canada, Government of,
Bond (Canada) 12-01-02 #                                    6.000              275            184
Bond (Canada) 12-01-05 #                                    8.750              300            221

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Finance (0.32%) PTC International Finance II S.A.,
Sr Sub Note (Luxembourg) 12-01-09 (E) (R)                                                               $    100       $     88
Finova Capital Corp.,
Floating Rate Sr Note 06-18-03                              4.128%       $     50       $     47              50             47
Takefuji Corp.,
Sr Note (Japan) 04-15-11 (R) (Y)                            9.200              50             52              50             52
                                                                                        --------                       --------
                                                                                              99                            187
                                                                                        --------                       --------

Food (0.74%)
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                       11.875             125            114             325            296
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (Y)                           11.750             125             69             125             69
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                       13.000             120             72             120             72
                                                                                        --------                       --------
                                                                                             255                            437
                                                                                        --------                       --------

Government - Foreign (22.13%)
Arabia, Republic of,
Bond (Egypt) 07-11-11                                                                                        300            302
Brazil, Federative Republic of,
Bond (Brazil) 01-11-06 (Y)                                                                                   300            288
Unsub Note (Brazil) 07-26-07 (Y)                                                                             100             96
Unsub Note 10-15-09 (Y)                                                                                      700            728
Deb (Brazil) 04-15-14 (Y)                                                                                    677            501
Bond (Brazil) 03-06-30 (Y)                                                                                   750            632
Bulgaria, Federative Republic of,
Deb (Bulgaria) 07-28-12                                                                                      880            715
Canada, Government of,
Bond (Canada) 12-01-02 #                                                                                     275            184
Bond (Canada) 12-01-05 #                                                                                     300            221

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Bond (Canada) 12-01-06 #                                    7.000%        $  2,000       $  1,396
Bond (Canada) 06-01-08 #                                    6.000              250            167
Bond (Canada) 06-01-09 #                                    5.500              750            483
Bond (Canada) 06-01-10 #                                    5.500              575            369
Bond (Canada) 06-01-29 #                                    5.750               75             48
Colombia, Republic of,
Note (Colombia) 06-13-06 (Y)                               10.500              300            309
Note (Colombia) 04-09-11 (Y)                                9.750              500            510
Mexican, United States
Bond (Mexico) 03-12-08 (Y)                                  7.375              500            429
Sr Note (Mexico) 03-12-08 (Y)                               8.625              250            260
Note (Mexico) 01-14-11 (Y)                                  8.375              475            477
New Zealand, Government of,
Bond (New Zealand) 04-15-03 #                               5.500              500            200
Bond (New Zealand) 11-15-11 #                               6.000              500            191
Panama, Republic of,
Bond (Panama) 02-08-11 (Y)                                  9.625            1,000          1,010
Peru, Republic of,
Bond (Peru) 03-07-17 (Y)                                    4.000              800            500
Russia, Federation of,
Unsub Note (Russia) 07-24-18 (Y)                           11.000            1,125            973
Unsub Note (Russia) 06-26-07 (Y)                           10.000            1,135          1,010
Note, Step Coupon (5.00%, 03-31-07) (Russia) 03-31-30 (Y)   5.000              650            307
Venezuela, Republic of,
Floating Rate Bond Ser DL (Venezuela) 12-18-07 (Y)          7.375              310            258
Bond (Venezuela) 09-15-27 (Y)                               9.250              675            466
                                                                                         --------
                                                                                           13,030
                                                                                         --------

Government - U.S. (35.06%)
United States Treasury,
Bond 08-15-01                                              13.375            6,700          6,776
Bond 08-15-05                                               6.500              400            423

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Bond (Canada) 12-01-06 #                                                                                $  2,000       $  1,396
Bond (Canada) 06-01-08 #                                                                                     250            167
Bond (Canada) 06-01-09 #                                                                                     750            483
Bond (Canada) 06-01-10 #                                                                                     575            369
Bond (Canada) 06-01-29 #                                                                                      75             48
Colombia, Republic of,
Note (Colombia) 06-13-06 (Y)                                                                                 300            309
Note (Colombia) 04-09-11 (Y)                                                                                 500            510
Mexican, United States
Bond (Mexico) 03-12-08 (Y)                                                                                   500            429
Sr Note (Mexico) 03-12-08 (Y)                                                                                250            260
Note (Mexico) 01-14-11 (Y)                                                                                   475            477
New Zealand, Government of,
Bond (New Zealand) 04-15-03 #                                                                                500            200
Bond (New Zealand) 11-15-11 #                                                                                500            191
Panama, Republic of,
Bond (Panama) 02-08-11 (Y)                                  9.625%       $     50       $     51           1,050          1,061
Peru, Republic of,
Bond (Peru) 03-07-17 (Y)                                                                                     800            500
Russia, Federation of,
Unsub Note (Russia) 07-24-18 (Y)                                                                           1,125            973
Unsub Note (Russia) 06-26-07 (Y)                                                                           1,135          1,010
Note, Step Coupon (5.00%, 03-31-07) (Russia) 03-31-30 (Y)                                                    650            307
Venezuela, Republic of,
Floating Rate Bond Ser DL (Venezuela) 12-18-07 (Y)                                                           310            258
Bond (Venezuela) 09-15-27 (Y)                                                                                675            466
                                                                                        --------                       --------
                                                                                              51                         13,081
                                                                                        --------                       --------

Government - U.S. (35.06%)
United States Treasury,
Bond 08-15-01                                                                                              6,700          6,776
Bond 08-15-05                                                                                                400            423

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Bond 08-15-05                                              10.750%        $    400       $    485
Bond 02-15-16                                               9.250              615            820
Bond 08-15-19                                               8.125            1,090          1,357
Bond 08-15-23                                               6.250              600            624
Bond 11-15-28                                               5.250            2,000          1,827
Note 08-31-02                                               6.250            3,870          3,967
Note 08-15-04                                               7.250              590            633
Note 05-15-05                                               6.500            1,300          1,375
Note 08-15-07                                               6.125              940            986
Note 02-15-11                                               5.000            1,500          1,455
                                                                                         --------
                                                                                           20,728
                                                                                         --------

Insurance (0.09%)
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09


Leisure (2.28%)
Ameristar Casinos, Inc.,
Sr Sub Note 02-15-09 (R)                                   10.750              200            209
HMH Properties, Inc.,
Sr Note Ser B 08-01-08                                      7.875              100             94
Jupiters Ltd.,
Sr Note (Australia) 03-01-06 (Y)                            8.500              150            148
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08 (R)                                   11.125              200            207
Station Casinos, Inc.,
Sr Note 02-15-08 (R)                                        8.375              200            201
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas) 12-15-07 (Y)                          8.625              100            101
Waterford Gaming LLC,
Sr Note 03-15-10 (R)                                        9.500              199            195

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Bond 08-15-05                                                                                           $    400       $    485
Bond 02-15-16                                                                                                615            820
Bond 08-15-19                                                                                              1,090          1,357
Bond 08-15-23                                                                                                600            624
Bond 11-15-28                                                                                              2,000          1,827
Note 08-31-02                                                                                              3,870          3,967
Note 08-15-04                                                                                                590            633
Note 05-15-05                                                                                              1,300          1,375
Note 08-15-07                                                                                                940            986
Note 02-15-11                                                                                              1,500          1,455
                                                                                                                       --------
                                                                                                                         20,728
                                                                                                                       --------

Insurance (0.09%)
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09                                    9.000%       $     50       $     51              50             51
                                                                                        --------                       --------

Leisure (2.28%)
Ameristar Casinos, Inc.,
Sr Sub Note 02-15-09 (R)                                   10.750              50             52             250            261
HMH Properties, Inc.,
Sr Note Ser B 08-01-08                                                                                       100             94
Jupiters Ltd.,
Sr Note (Australia) 03-01-06 (Y)                                                                             150            148
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08 (R)                                   11.125              25             26             225            233
Station Casinos, Inc.,
Sr Note 02-15-08 (R)                                                                                         200            201
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas) 12-15-07 (Y)                                                                           100            101
Waterford Gaming LLC,
Sr Note 03-15-10 (R)                                                                                         199            195

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Claridge Hotel & Casino Corp.,
1st Mtg Note 02-01-02 (B)
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B 12-15-04 (B)
SC International Services, Inc.,
Sr Sub Note Ser B 09-01-07
Trump Atlantic City Associates,
1st Mtg Note 05-01-06

                                                                                         $  1,155
                                                                                         --------

Machinery (0.17%)
Columbus McKinnon Corp.,
Sr Sub Note 04-01-08                                        8.500%        $    100             87
Glasstech, Inc.,
Sr Note Ser B 07-01-04
                                                                                         --------
                                                                                               87
                                                                                         --------

Manufacturing (0.03%)
ICON Health & Fitness, Inc.,
Gtd Note 09-27-05


Media (5.42%)
Adelphia Communications Corp.,
Sr Note 06-15-11                                           10.250              350            340
AMFM Operating, Inc.,
Sr Sub Deb 10-31-06                                        12.625               64             71
Callahan NRH
Sr Note (Germany) 07-15-11 (E) #                           14.125              500            354
Charter Holdings LLC/Charter Comm. Capital Corp.,
Sr Note 01-15-11                                           11.125              300            315
Sr Note 05-15-11 (R)                                       10.000              200            200
Diamond Holdings Plc,
Bond (United Kingdom) 02-01-08 #                           10.000               50             53

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Claridge Hotel & Casino Corp.,
1st Mtg Note 02-01-02 (B)                                  11.750%       $     50       $      2        $     50       $      2
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B 12-15-04 (B)                         12.250              50             30              50             30
SC International Services, Inc.,
Sr Sub Note Ser B 09-01-07                                  9.250              30             32              30             32
Trump Atlantic City Associates,
1st Mtg Note 05-01-06                                      11.250              75             50              75             50
                                                                                        --------                       --------
                                                                                             192                          1,347
                                                                                        --------                       --------

Machinery (0.17%)
Columbus McKinnon Corp.,
Sr Sub Note 04-01-08                                                                                         100             87
Glasstech, Inc.,
Sr Note Ser B 07-01-04                                     12.750              25             15              25             15
                                                                                        --------                       --------
                                                                                              15                            102
                                                                                        --------                       --------

Manufacturing (0.03%)
ICON Health & Fitness, Inc.,
Gtd Note 09-27-05                                          12.000              22             20              22             20
                                                                                        --------                       --------

Media (5.42%)
Adelphia Communications Corp.,
Sr Note 06-15-11                                                                                             350            340
AMFM Operating, Inc.,
Sr Sub Deb 10-31-06                                                                                           64             71
Callahan NRH
Sr Note (Germany) 07-15-11 (E) #                           14.125              50             35             550            389
Charter Holdings LLC/Charter Comm. Capital Corp.,
Sr Note 01-15-11                                                                                             300            315
Sr Note 05-15-11 (R)                                                                                         200            200
Diamond Holdings Plc,
Bond (United Kingdom) 02-01-08 #                                                                              50             53

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon
(12.625%, 03-01-03) 03-01-08 (A)                           Zero %         $    250       $     35
Fox Family Worldwide, Inc.,
Sr Disc Note, Step Coupon (10.25%, 11-15-02) 11-01-07        Zero              400            356
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                        8.625              200            186
Sr Sub Note Ser B 10-01-09                                  8.750              200            188
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07 (Y)                              12.875              200            178
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                     12.500              400            396
STC Broadcasting, Inc.,
Sr Sub Note 03-15-07                                       11.000              100            100
Antenna TV S.A.,
Sr Note (Germany) 07-01-08 (E)
Callahan Nordhein-Westfalen GmbH,
Fox Family Worldwide, Inc.,
Sr Disc Note, Step Coupon (10.25%, 11-01-02) 11-01-07 (A)
ONO Finance Plc,
Sr Sub Note (United Kingdom) 07-15-10 (E)
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07
Pegasus Satellite Communications, Inc.,
Sr Disc Note, Step Coupon (13.50%, 03-01-04) 03-01-07 (A)
Regional Independent Media Group Plc,
Sr Disc Note, Step Coupon (12.875%, 07-01-03)
(United Kingdom) 07-01-08 (A) #
Sr Note (United Kingdom) 07-01-08 (Y)
Sirius Satellite Radio, Inc.,
Sr Disc Note, Step Coupon (15.00%, 12-01-02) 12-01-07 (A)
United International Holdings, Inc.,
Sr Disc Note, Step Coupon (10.75%, 02-15-03) 02-15-08 (A)

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
DIVA Systems Corp.,
Sr Disc Note Ser B, Step Coupon
(12.625%, 03-01-03) 03-01-08 (A)                           Zero %        $     50       $      7        $    300       $     42
Fox Family Worldwide, Inc.,
Sr Disc Note, Step Coupon (10.25%, 11-15-02) 11-01-07                                                        400            356
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                                                         200            186
Sr Sub Note Ser B 10-01-09                                                                                   200            188
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07 (Y)                                                                                200            178
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                                                                       400            396
STC Broadcasting, Inc.,
Sr Sub Note 03-15-07                                                                                         100            100
Antenna TV S.A.,
Sr Note (Germany) 07-01-08 (E)                              9.750              50             42              50             42
Callahan Nordhein-Westfalen GmbH,
Fox Family Worldwide, Inc.,
Sr Disc Note, Step Coupon (10.25%, 11-01-02) 11-01-07 (A)    Zero              80             71              80             71
ONO Finance Plc,
Sr Sub Note (United Kingdom) 07-15-10 (E)                  14.000              50             33              50             33
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                     12.500              35             35              35             35
Pegasus Satellite Communications, Inc.,
Sr Disc Note, Step Coupon (13.50%, 03-01-04) 03-01-07 (A)    Zero              60             37              60             37
Regional Independent Media Group Plc,
Sr Disc Note, Step Coupon (12.875%, 07-01-03)
(United Kingdom) 07-01-08 (A) #                              Zero              20             23              20             23
Sr Note (United Kingdom) 07-01-08 (Y)                      10.500               5              5               5              5
Sirius Satellite Radio, Inc.,
Sr Disc Note, Step Coupon (15.00%, 12-01-02) 12-01-07 (A)    Zero             110             36             110             36
United International Holdings, Inc.,
Sr Disc Note, Step Coupon (10.75%, 02-15-03) 02-15-08 (A)    Zero              75             23              75             23

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
XM Satellite Radio, Inc.,
Sr Sec Note 03-15-10
                                                                                         --------
                                                                                         $  2,772
                                                                                         --------

Medical (0.45%)
Select Medical Corp.,
Sr Sub Note 06-15-09                                        9.500%        $    150            148
Magellan Health Services, Inc.,
Sr Sub Note 02-15-08
                                                                                         --------
                                                                                              148
                                                                                         --------

Metal (0.37%)
Doe Run Resources Corp.,
Gtd Sr Note Ser B 03-15-03
Gtd Sr Note Ser B 03-15-05
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 11-15-06
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon (13.125%, 05-15-03) 05-15-09 (A)
TVX Gold, Inc.,
Conv Sub Note (Canada) 03-28-02 (Y)




Miscellaneous (0.07%)
Sotheby's Holdings, Inc.,
Note 02-01-09

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
XM Satellite Radio, Inc.,
Sr Sec Note 03-15-10                                       14.000%       $    150       $     88        $    150       $     88
                                                                                        --------                       --------
                                                                                             435                          3,207
                                                                                        --------                       --------

Medical (0.45%)
Select Medical Corp.,
Sr Sub Note 06-15-09                                        9.500              25             25             175            172
Magellan Health Services, Inc.,
Sr Sub Note 02-15-08                                        9.000             100             94             100             94
                                                                                        --------                       --------
                                                                                             119                            267
                                                                                        --------                       --------

Metal (0.37%)
Doe Run Resources Corp.,
Gtd Sr Note Ser B 03-15-03                                 11.181              25              9              25              9
Gtd Sr Note Ser B 03-15-05                                 11.250              10              3              10              3
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 11-15-06                                            7.500              75             50              75             50
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06                                      12.000              25             13              25             13
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon (13.125%, 05-15-03) 05-15-09 (A)    Zero             200             80             200             80
TVX Gold, Inc.,
Conv Sub Note (Canada) 03-28-02 (Y)                         5.000             100             63             100             63
                                                                                        --------                       --------
                                                                                             218                            218
                                                                                        --------                       --------

Miscellaneous (0.07%)
Sotheby's Holdings, Inc.,
Note 02-01-09                                               6.875              50             41              50             41
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Oil & Gas (3.42%)
Chesapeake Energy Corp.,
Sr Note 04-01-11 (R)                                        8.125%        $    300       $    280
Comstock Resources, Inc.,
Sr Note 05-01-07                                           11.250              100            106
Ocean Rig Norway A.S.,
Sr Sec Note (Norway) 06-01-08 (Y)                          10.250              200            176
Parker Drilling Co.,
Sr Note 11-15-06                                            9.750              300            305
PEMEX Project Funding Master Trust,
Gtd Note 02-15-08 (R)                                       8.500              200            206
Pennzoil-Quaker State Co.,
Note 12-01-02                                               9.400              250            252
Frontier Oil Corp.,
Sr Sub Note 11-15-09
Giant Industries, Inc.,
Gtd Sr Sub Note 09-01-07
Sr Sub Note 11-15-03
Great Lakes Carbon Corp.,
Gtd Sr Sub Note Ser B 05-15-08
Key Energy Services, Inc.,
Conv Sub Note 09-15-04 (R)
Conv Sub Note 09-15-04
Sr Sub Note Ser B 01-15-09
Mariner Energy, Inc.,
Sr Sub Note Ser B 08-01-06
Universal Compression, Inc.,
Sr Disc Note, Step Coupon (9.875%, 02-15-03) 02-15-08 (A)
                                                                                         --------
                                                                                            1,325
                                                                                         --------

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Oil & Gas (3.42%)
Chesapeake Energy Corp.,
Sr Note 04-01-11 (R)                                                                                   $    300       $    280
Comstock Resources, Inc.,
Sr Note 05-01-07                                          11.250%       $     75       $     80             175            186
Ocean Rig Norway A.S.,
Sr Sec Note (Norway) 06-01-08 (Y)                         10.250              55             48             255            224
Parker Drilling Co.,
Sr Note 11-15-06                                                                                            300            305
PEMEX Project Funding Master Trust,
Gtd Note 02-15-08 (R)                                                                                       200            206
Pennzoil-Quaker State Co.,
Note 12-01-02                                                                                               250            252
Frontier Oil Corp.,
Sr Sub Note 11-15-09                                      11.750              50             53              50             53
Giant Industries, Inc.,
Gtd Sr Sub Note 09-01-07                                   9.000              50             48              50             48
Sr Sub Note 11-15-03                                       9.750              25             25              25             25
Great Lakes Carbon Corp.,
Gtd Sr Sub Note Ser B 05-15-08                            10.250              50             30              50             30
Key Energy Services, Inc.,
Conv Sub Note 09-15-04 (R)                                 5.000              80             74              80             74
Conv Sub Note 09-15-04                                     5.000             143            132             143            132
Sr Sub Note Ser B 01-15-09                                14.000              93            107              93            107
Mariner Energy, Inc.,
Sr Sub Note Ser B 08-01-06                                10.500              10             10              10             10
Universal Compression, Inc.,
Sr Disc Note, Step Coupon (9.875%, 02-15-03) 02-15-08 (A)   Zero             100             90             100             90
                                                                                       --------                       --------
                                                                                            697                          2,022
                                                                                       --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Paper & Paper Products (1.95%)
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (Y)                              13.125%        $    300       $    300
Grupo Industrial Durango S.A.,
Note (Mexico) 08-01-03 (Y)                                 12.625              200            210
Kappa Beheer BV,
Sr Sub Note (Netherlands) 07-15-09 (E) (R)                 10.625              150            135
Stone Container Corp.,
Sr Note 02-01-11 (R)                                        9.750              200            204
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant)
(Indonesia) 03-15-10 (B) (R) (Y)
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia) 04-30-03 (B) (R) (Y)
Sappi BVI Finance Ltd.,
Gtd Conv Bond (South Africa) 08-01-02 (R) (Y)
                                                                                         --------
                                                                                              849
                                                                                         --------

Real Estate Operations (0.00%)
Signature Resorts, Inc.,
Conv Sub Note 01-15-07 (B)


Retail (0.10%)
Imperial Home Decor Group, Inc,
Gtd Sr Sub Note 03-15-08 (B)
SpinCycle, Inc.,
Sr Disc Note, Step Coupon (12.75%, 05-01-01) 05-01-05 (A)
St. John Knits International, Inc.,
Sr Sub Note 07-01-09




                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Paper & Paper Products (1.95%)
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (Y)                              13.125%       $    125       $    125        $    425       $    425
Grupo Industrial Durango S.A.,
Note (Mexico) 08-01-03 (Y)                                 12.625             125            131             325            341
Kappa Beheer BV,
Sr Sub Note (Netherlands) 07-15-09 (E) (R)                                                                   150            135
Stone Container Corp.,
Sr Note 02-01-11 (R)                                                                                         200            204
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant)
(Indonesia) 03-15-10 (B) (R) (Y)                           14.000             250             38             250             38
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia) 04-30-03 (B) (R) (Y)                   3.500              10              0              10              0
Sappi BVI Finance Ltd.,
Gtd Conv Bond (South Africa) 08-01-02 (R) (Y)               7.500              10             10              10             10
                                                                                        --------                       --------
                                                                                             304                          1,153
                                                                                        --------                       --------

Real Estate Operations (0.00%)
Signature Resorts, Inc.,
Conv Sub Note 01-15-07 (B)                                  5.750              35              1              35              1
                                                                                                        --------       --------

Retail (0.10%)
Imperial Home Decor Group, Inc,
Gtd Sr Sub Note 03-15-08 (B)                               11.000             125              1             125              1
SpinCycle, Inc.,
Sr Disc Note, Step Coupon (12.75%, 05-01-01) 05-01-05 (A)    Zero              25              7              25              7
St. John Knits International, Inc.,
Sr Sub Note 07-01-09                                       12.500              50             50              50             50
                                                                                        --------                       --------
                                                                                              58                             58
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Steel (0.16%)
Gulf States Steel, Inc. of Alabama,
1st Mtg Bond 04-15-03 (B)
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09 (B)
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon (12.75%, 07-15-03) 07-15-08 (A)
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07
NSM Steel, Inc./NSM Steel Ltd.,
Gtd Sr Sub Mtg Note Ser B 02-01-08 (B) (R)
Oregon Steel CF&I,
Note 03-31-03 (r)




Telecommunications (3.51%)
American Cellular Corp.,
Sr Sub Note 10-15-09                                        9.500%        $    200       $    188
Comunicacion Celular S.A.,
Sr Def Bond (Colombia) 03-01-05 (R) (Y)                      Zero              100             91
Esprit Telecom Group Plc,
Sr Note (United Kingdom) 12-15-07 (Y)                      11.500              100              3
Sr Note (Deutsche Mark) 06-15-08#                          11.000              140              1
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                              14.250              200            212
GT Group Telecom, Inc.,
Sr Disc Note, Step Coupon (13.25%, 02-01-05)
(Canada) 02-01-10 (A)                                        Zero              200             56
Intercel, Inc.,
Unit (Sr Note & Warrant), Step Coupon
(12.00%, 02-01-01) 02-01-06 (A)                              Zero              200            206
Ionica PLC,
Sr Disc Note, Step Coupon (15.00%, 05-01-02)
(United Kingdom) 05-01-07 (A) (Y)                            Zero              200              2
McCaw International Ltd.,
Sr Disc Note, Step Coupon (13.00%, 04-15-02) 04-15-07 (A)    Zero              500            165

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Steel (0.16%)
Gulf States Steel, Inc. of Alabama,
1st Mtg Bond 04-15-03 (B)                                  13.500%       $    100       $      0        $    100       $      0
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09 (B)                               11.750              50              4              50              4
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon (12.75%, 07-15-03) 07-15-08 (A)    Zero              50             23              50             23
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07                                 11.000              30             27              30             27
NSM Steel, Inc./NSM Steel Ltd.,
Gtd Sr Sub Mtg Note Ser B 02-01-08 (B) (R)                 12.250              75              1              75              1
Oregon Steel CF&I,
Note 03-31-03 (r)                                           9.500              46             42              46             42
                                                                                        --------                       --------
                                                                                              97                             97
                                                                                        --------                       --------

Telecommunications (3.51%)
American Cellular Corp.,
Sr Sub Note 10-15-09                                                                                         200            188
Comunicacion Celular S.A.,
Sr Def Bond (Colombia) 03-01-05 (R) (Y)                                                                      100             91
Esprit Telecom Group Plc,
Sr Note (United Kingdom) 12-15-07 (Y)                                                                        100              3
Sr Note (Deutsche Mark) 06-15-08#                                                                            140              1
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (Y)                              14.250             100            106             300            318
GT Group Telecom, Inc.,
Sr Disc Note, Step Coupon (13.25%, 02-01-05)
(Canada) 02-01-10 (A)                                                                                        200             56
Intercel, Inc.,
Unit (Sr Note & Warrant), Step Coupon
(12.00%, 02-01-01) 02-01-06 (A)                                                                              200            206
Ionica PLC,
Sr Disc Note, Step Coupon (15.00%, 05-01-02)
(United Kingdom) 05-01-07 (A) (Y)                                                                            200              2
McCaw International Ltd.,
Sr Disc Note, Step Coupon (13.00%, 04-15-02) 04-15-07 (A)                                                    500            165

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
MetroNet Communications Corp.,
Sr Discount Note, Step Coupon (10.75%, 11-01-02)
(Canada) 11-01-07 (A) (Y)                                  Zero %         $    200       $    189
Sr Note (Canada) 08-15-07 (Y)                              12.000               50             55
Nextel International, Inc.,
Sr Note 08-01-10 (R)                                       12.750              100             50
NorthEast Optic Network, Inc.,
Sr Note 08-15-08                                           12.750              100             28
ONO Finance Plc,
Sr Sub Note (United Kingdom) 05-01-09 (E)                  13.000              100             64
Sr Note (United Kingdom) 07-15-10 (E)                      14.000              200            132
Pronet Inc.,
Sr Sub Note 06-15-05                                       11.875              280             28
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon
(11.625%, 04-15-04) 04-15-09 (A)                             Zero              175            107
Telewest Communications Plc,
Sr Disc Note, Step Coupon (9.875%, 04-15-04)
(British Pound Sterling) 04-15-09 (A) (Y)                    Zero              100             68
Sr Note 02-01-10 (R) #                                      9.875              100            114
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                           11.500              100            115
CTI Holdings S.A.,
Sr Note, Step Coupon (11.25%, 04-15-03)
(Argentina) 04-15-08 (A) (Y)
Esprit Telecom Group Plc,
Sr Note (Germany) 06-15-08 (B) #
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant), Step Coupon
(13.125%, 02-01-05) 02-01-10 (A)
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg) 12-01-09 (E)
Telewest Communications Plc,
Sr Disc Note, Step Coupon (9.875%, 04-15-04)
(United Kingdom) 04-15-09 (A) #
                                                                                         --------
                                                                                            1,874
                                                                                         --------

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
MetroNet Communications Corp.,
Sr Discount Note, Step Coupon (10.75%, 11-01-02)
(Canada) 11-01-07 (A) (Y)                                                                               $    200       $    189
Sr Note (Canada) 08-15-07 (Y)                                                                                 50             55
Nextel International, Inc.,
Sr Note 08-01-10 (R)                                                                                         100             50
NorthEast Optic Network, Inc.,
Sr Note 08-15-08                                                                                             100             28
ONO Finance Plc,
Sr Sub Note (United Kingdom) 05-01-09 (E)                                                                    100             64
Sr Note (United Kingdom) 07-15-10 (E)                                                                        200            132
Pronet Inc.,
Sr Sub Note 06-15-05                                                                                         280             28
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon
(11.625%, 04-15-04) 04-15-09 (A)                                                                             175            107
Telewest Communications Plc,
Sr Disc Note, Step Coupon (9.875%, 04-15-04)
(British Pound Sterling) 04-15-09 (A) (Y)                                                                    100             68
Sr Note 02-01-10 (R) #                                                                                       100            114
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                                                                             100            115
CTI Holdings S.A.,
Sr Note, Step Coupon (11.25%, 04-15-03)
(Argentina) 04-15-08 (A) (Y)                               Zero %        $     75       $     29              75             29
Esprit Telecom Group Plc,
Sr Note (Germany) 06-15-08 (B) #                           11.000              40              0              40              0
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant), Step Coupon
(13.125%, 02-01-05) 02-01-10 (A)                            1.000             100             28             100             28
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg) 12-01-09 (E)                  11.250              25             22              25             22
Telewest Communications Plc,
Sr Disc Note, Step Coupon (9.875%, 04-15-04)
(United Kingdom) 04-15-09 (A) #                              Zero              25             17              25             17
                                                                                        --------                       --------
                                                                                             202                          2,076
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Telecommunications - Services (2.66%)
COLT Telecom Group Plc, (United Kingdom)
Sr Note (Deutsche Mark) 07-31-08#                           7.625%        $    300       $    105
Crown Castle International Corp.,
Sr Disc Note, Step Coupon (10.625%, 11-15-02) 11-15-07 (A)   Zero              150            115
Energis Plc,
Sr Note (United Kingdom) 06-15-09 (R) #                     9.500              130            165
Jazztel Plc,
Sr Note (United Kingdom) 12-15-09 (E)                      13.250              200             63
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon (14.00%, 02-01-04) 02-01-09 (A)    Zero              390            218
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                     11.500              100             67
Sr Note Ser B, Step Coupon
(12.375%, 10-01-03) 10-01-08 (A)                             Zero              150             63
Orion Network Systems,
Sr Note 01-15-07                                           11.250              100             40
Time Warner Telecom LLC,
Sr Note 07-15-08                                            9.750              200            177
Time Warner Telecom, Inc.,
Sr Note 02-01-11                                           10.125              200            179
Tritel PCS, Inc.,
Sr Sub Disc Note 05-15-09                                  12.750              100             63
United Pan-Europe Communicatons N.V.,
Sr Disc Note, Step Coupon (13.375%, 11-01-04)
(Netherlands) 11-01-09 (A) (E)                               Zero               40             10
Sr Note (Netherlands) 11-01-07 (E)                         10.875               40             19
Sr Note (Netherlands) 11-01-09 (E)                         11.250               65             31
Versatel Telecom International NV,
Sr Note (Netherlands) 05-15-08 (Y)                         13.250              100             38
Sr Note Ser EU (Netherlands) 07-15-09 (E)                  11.875              100             33
                                                                                         --------
                                                                                            1,386
                                                                                         --------

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Telecommunications - Services (2.66%)
COLT Telecom Group Plc, (United Kingdom)
Sr Note (Deutsche Mark) 07-31-08#                                                                       $    300       $    105
Crown Castle International Corp.,
Sr Disc Note, Step Coupon (10.625%, 11-15-02) 11-15-07 (A)                                                   150            115
Energis Plc,
Sr Note (United Kingdom) 06-15-09 (R) #                                                                      130            165
Jazztel Plc,
Sr Note (United Kingdom) 12-15-09 (E)                      13.250%       $     50       $     16             250             78
Nextel Partners, Inc.,
Sr Disc Note, Step Coupon (14.00%, 02-01-04) 02-01-09 (A)    Zero              15              8             405            227
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                     11.500              50             34             150            101
Sr Note Ser B, Step Coupon
(12.375%, 10-01-03) 10-01-08 (A)                             Zero             100             42             250            105
Orion Network Systems,
Sr Note 01-15-07                                                                                             100             40
Time Warner Telecom LLC,
Sr Note 07-15-08                                                                                             200            177
Time Warner Telecom, Inc.,
Sr Note 02-01-11                                                                                             200            179
Tritel PCS, Inc.,
Sr Sub Disc Note 05-15-09                                                                                    100             63
United Pan-Europe Communicatons N.V.,
Sr Disc Note, Step Coupon (13.375%, 11-01-04)
(Netherlands) 11-01-09 (A) (E)                                                                                40             10
Sr Note (Netherlands) 11-01-07 (E)                         10.875              50             24              90             43
Sr Note (Netherlands) 11-01-09 (E)                         11.250              25             12              90             43
Versatel Telecom International NV,
Sr Note (Netherlands) 05-15-08 (Y)                         13.250             125             47             225             85
Sr Note Ser EU (Netherlands) 07-15-09 (E)                                                                    100             33
                                                                                        --------                       --------
                                                                                             183                          1,569
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Textile (0.16%)
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08
Steel Heddle Group, Inc.,
Sr Disc Deb, Step Coupon (13.75%, 06-01-03) 06-01-09 (A)
Steel Heddle Manufacturing Co.,
Gtd Sr Sub Note Ser B 06-01-08 (B)
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08




Transportation (1.38%)
CHC Helicopter Corp.,
Sr Sub Note (Canada) 07-15-07 (E)                          11.750%        $    200       $    190
Fine Air Services, Corp.,
Sr Note 06-01-08 (B) (R)                                    9.875              105              6
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                                   13.375              150            138
Amtran, Inc.,
Sr Note 08-01-04
Cenargo International Plc,
1st Mtg Note (United Kingdom) 06-15-08 (Y)
Northwest Airlines Corp.,
Gtd Note 03-15-07
Pacer International, Inc.,
Sr Sub Note 06-01-07
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note 12-31-07 (R)
US Airways, Inc.,
Pass Thru Ctf Ser 1993-A3 03-01-13
                                                                                         --------
                                                                                              334
                                                                                         --------

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Textile (0.16%)
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08                                       11.250%       $     75       $     32        $     75       $     32
Steel Heddle Group, Inc.,
Sr Disc Deb, Step Coupon (13.75%, 06-01-03) 06-01-09 (A)     Zero             200             10             200             10
Steel Heddle Manufacturing Co.,
Gtd Sr Sub Note Ser B 06-01-08 (B)                         10.625              50              7              50              7
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08                                 11.000              50             46              50             46
                                                                                        --------                       --------
                                                                                              95                             95
                                                                                        --------                       --------

Transportation (1.38%)
CHC Helicopter Corp.,
Sr Sub Note (Canada) 07-15-07 (E)                          11.750             100             95             300            285
Fine Air Services, Corp.,
Sr Note 06-01-08 (B) (R)                                    9.875             105              6             210             13
North American Van Lines, Inc.,
Sr Sub Note 12-01-09 (R)                                   13.375             100             92             250            230
Amtran, Inc.,
Sr Note 08-01-04                                           10.500              50             44              50             44
Cenargo International Plc,
1st Mtg Note (United Kingdom) 06-15-08 (Y)                  9.750              20             15              20             15
Northwest Airlines Corp.,
Gtd Note 03-15-07                                           8.700             100             97             100             97
Pacer International, Inc.,
Sr Sub Note 06-01-07                                       11.750              50             49              50             49
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note 12-31-07 (R)                                   10.500              21             11              21             11
US Airways, Inc.,
Pass Thru Ctf Ser 1993-A3 03-01-13                         10.375              75             73              75             73
                                                                                        --------                       --------
                                                                                             482                            816
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
Utilities (1.59%)
CMS Energy Corp.,
Sr Note 10-15-07                                            9.875%        $    200       $    211
Midland Funding Corp. II,
Deb Ser A 07-23-05                                         11.750              200            221
Deb Ser B 07-23-06                                         13.250              150            174
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R) (Y)                       9.625               90             94
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                       8.770              141            146
                                                                                         --------
                                                                                              846
                                                                                         --------

Waste Disposal Service & Equip (0.21%)
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09
Waste Systems International, Inc.,
Gtd Sr Note 01-15-06 (B)




TOTAL LONG-TERM DEBT (85.46%)
(Cost $55,341,393)                                                                         45,639
                                                                                         --------

                                                                         NUMBER OF
                                                                           SHARES
                                                                        OR WARRANTS
                                                                        -----------
COMMON STOCK
AT&T Canada, Inc., Common Stock (Canada) (Y) **                              2,000             60
GT Group Telecom, Inc. (Class B), Common Stock
(Canada) (Y) **                                                                982              4
Common Stock (Netherlands) (Y)                                                 397              7

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
Utilities (1.59%)
CMS Energy Corp.,
Sr Note 10-15-07                                            9.875%       $     25       $     26        $    225       $    237
Midland Funding Corp. II,
Deb Ser A 07-23-05                                                                                           200            221
Deb Ser B 07-23-06                                                                                           150            174
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R) (Y)                       9.625              68             70             158            164
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                                                                        141            146
                                                                                        --------                       --------
                                                                                              96                            942
                                                                                        --------                       --------

Waste Disposal Service & Equip (0.21%)
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                                 10.000             125            128             125            128
Waste Systems International, Inc.,
Gtd Sr Note 01-15-06 (B)                                   11.500              15              3              15              3
                                                                                        --------                       --------
                                                                                             131                            131
                                                                                        --------                       --------

TOTAL LONG-TERM DEBT (85.46%)
(Cost $55,341,393)                                                                         4,887                         50,526
                                                                                        --------                       --------

                                                                         NUMBER OF                      NUMBER OF
                                                                           SHARES                         SHARES
                                                                        OR WARRANTS                    OR WARRANTS
                                                                        -----------                    -----------
COMMON STOCK
AT&T Canada, Inc., Common Stock (Canada) (Y) **                                                            2,000             60
GT Group Telecom, Inc. (Class B), Common Stock
(Canada) (Y) **                                                                                              982              4
Common Stock (Netherlands) (Y)                                                                               397              7

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
                                                                         NUMBER OF
                                                                           SHARES
                                                                        OR WARRANTS
                                                                        -----------
Kraft Foods, Inc. (Class A) **                                               1,540       $     48
Nortek, Inc., Common Stock **                                                  704             22
Versatel Telecom International N.V., ADR Common Stock
(Netherlands) **                                                             1,333              4
American Pacific Corp.**
AMR Corp.**
Chesapeake Energy Corp.**
Gaylord Container Corp. (Class A)**
Grey Wolf, Inc.**
International Wireless Communications Holdings, Inc.
KLM Royal Dutch Airlines N.V. (Netherlands) (Y)
Northwest Airlines Corp.**
Pathmark Stores, Inc.**
Star Gas Partners, L.P.
Waste Systems International, Inc. (B)**
                                                                                         --------

TOTAL COMMON STOCK (1.14%)
(Cost $896,922)                                                                               145
                                                                                         --------

PREFERRED STOCKS AND WARRANTS
Allegiance Telecom, Inc. Warrant **                                            250             15
Comunicacion Celular S.A., Warrant (Colombia) (Y) **                           100              0
DIVA Systems Corp. Warrant (R) **                                              750              1
Loral Space & Communications Ltd. Warrant **                                   100              0
ONO Finance Plc, Warrant (United Kingdom) (E) (R) **                            50              1
ONO Finance Plc, Warrant (United Kingdom) (R) (Y) **                            50              2

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
                                                                         NUMBER OF                      NUMBER OF
                                                                           SHARES                         SHARES
                                                                        OR WARRANTS                    OR WARRANTS
                                                                        -----------                    -----------
Kraft Foods, Inc. (Class A) **                                                255       $      8           1,795       $     56
Nortek, Inc., Common Stock **                                                 563             18           1,267             40
Versatel Telecom International N.V., ADR Common Stock
(Netherlands) **                                                                                           1,333              4
American Pacific Corp.**                                                    5,000             32           5,000             32
AMR Corp.**                                                                 2,000             72           2,000             72
Chesapeake Energy Corp.**                                                   1,872             12           1,872             12
Gaylord Container Corp. (Class A)**                                         6,500              7           6,500              7
Grey Wolf, Inc.**                                                          28,850            116          28,850            116
International Wireless Communications Holdings, Inc.                        2,417              1           2,417              1
KLM Royal Dutch Airlines N.V. (Netherlands) (Y)                                78              1              78              1
Northwest Airlines Corp.**                                                  6,500            164           6,500            164
Pathmark Stores, Inc.**                                                     1,046             26           1,046             26
Star Gas Partners, L.P.                                                     3,300             69           3,300             69
Waste Systems International, Inc. (B)**                                     8,715                          8,715
                                                                                        --------                       --------

TOTAL COMMON STOCK (1.14%)
(Cost $896,922)                                                                              526                            671
                                                                                        --------                       --------

PREFERRED STOCKS AND WARRANTS
Allegiance Telecom, Inc. Warrant **                                                                          250             15
Comunicacion Celular S.A., Warrant (Colombia) (Y) **                                                         100              0
DIVA Systems Corp. Warrant (R) **                                             150              0             900              1
Loral Space & Communications Ltd. Warrant **                                                                 100              0
ONO Finance Plc, Warrant (United Kingdom) (E) (R) **                                                          50              1
ONO Finance Plc, Warrant (United Kingdom) (R) (Y) **                           50              2             100              4

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION
                                                                         NUMBER OF
                                                                           SHARES
                                                                        OR WARRANTS
                                                                        -----------
XO Communications Inc., 14% Preferred Stock                                  2,505       $     75
Asia Pulp & Paper Co. Ltd., Warrant (R)**
Gothic Energy Corp., Warrant**
HF Holdings, Inc., Warrant**
Hills Stores Co., Warrant**
Nakornthai Strip Mill Plc, Warrant (Thailand) (R) (Y)**
Nextel Communications, Inc., 11.125%, Payment-In-Kind,
Ser E, Preferred Stock
Pacific & Atlantic Holdings, Inc., 7.50%, Preferred Stock
Pathmark Stores, Inc., Warrant**
Smurfit-Stone Container Corp., 7.00%, Ser A,
Preferred Stock
SpinCycle, Inc., Warrant (R)**
TimberWest Forest Corp., Unit (Common & Preferred Shares)
(Canada) #
Waste Systems International, Inc., 8.00%, Ser E,
Preferred Stock (B)**
Waste Systems International, Inc., Warrant (B) (R)**
XM Satellite Radio Holdings, Inc., Warrant (R)**
                                                                                         --------

TOTAL PREFERRED STOCKS AND WARRANTS (1.06%)
(Cost $895,388)                                                                                94
                                                                                         --------

                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION
                                                                         NUMBER OF                      NUMBER OF
                                                                           SHARES                         SHARES
                                                                        OR WARRANTS                    OR WARRANTS
                                                                        -----------                    -----------
XO Communications Inc., 14% Preferred Stock                                                                2,505       $     75
Asia Pulp & Paper Co. Ltd., Warrant (R)**                                     250       $      0               0              0
Gothic Energy Corp., Warrant**                                                 79              0              79              0
HF Holdings, Inc., Warrant**                                                  212              0             212              0
Hills Stores Co., Warrant**                                                35,000              0          35,000              0
Nakornthai Strip Mill Plc, Warrant (Thailand) (R) (Y)**                    63,309              0          63,309              0
Nextel Communications, Inc., 11.125%, Payment-In-Kind,
Ser E, Preferred Stock                                                        208            131             208            131
Pacific & Atlantic Holdings, Inc., 7.50%, Preferred Stock                   1,172              6           1,172              6
Pathmark Stores, Inc., Warrant**                                              740              6             740              6
Smurfit-Stone Container Corp., 7.00%, Ser A,
Preferred Stock                                                             4,100             80           4,100             80
SpinCycle, Inc., Warrant (R)**                                                 25              0              25              0
TimberWest Forest Corp., Unit (Common & Preferred Shares)
(Canada) #                                                                 38,000            306          38,000            306
Waste Systems International, Inc., 8.00%, Ser E,
Preferred Stock (B)**                                                         160              0             160              0
Waste Systems International, Inc., Warrant (B) (R)**                          225              0             225              0
XM Satellite Radio Holdings, Inc., Warrant (R)**                              150              3             150              3
                                                                                        --------                       --------

TOTAL PREFERRED STOCKS AND WARRANTS (1.06%)
(Cost $895,388)                                                                              534                            628
                                                                                        --------                       --------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Strategic Income Fund and the V.A. High Yield Bond Fund, combined on June 30, 2001.

                                                          -----------------------------------------
                                                           John Hancock V.A. Strategic Income Fund
                                                          -----------------------------------------
                                                                         PAR VALUE     MARKET VALUE
                                                          INTEREST         (000's         (000's
                                                            RATE          OMITTED)       OMITTED)
                                                          -----------------------------------------
ISSUER, DESCRIPTION

SHORT-TERM INVESTMENTS
Joint Repurchase Agreementss
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625% due 08-15-15
and 6.250% due 08-15-23, U.S. Treasury Note 5.625%
due 11-30-02) - Note A                                      3.970%        $ 12,252       $ 12,252

Investment in a joint repurchase agreement transaction with UBS Warburg, Inc. - Dated 06-29-01, due 07-02-01 (Secured by U.S. Treasury Bonds,
10.625% due 08-15-15 and 6.250% due 08-15-23,
U.S. Treasury Note 5.625% due 11-30-02) - Note B

                                                                                         --------
SHORT-TERM INVESTMENTS (20.87%)                                                            12,252
                                                                                         --------


                            TOTAL INVESTMENTS (108.53%)                                    58,130
                                                                                         --------
              OTHER ASSETS AND LIABILITIES, NET (8.53%)                                    (5,294)
                                                                                         --------
                             TOTAL NET ASSETS (100.00%)                                  $ 52,836
                                                                                         ========


                                                          -----------------------------------------------------------------------
                                                           John Hancock V.A. High Yield Bond Fund              Combined
                                                          -----------------------------------------------------------------------
                                                                         PAR VALUE     MARKET VALUE     PAR VALUE    MARKET VALUE
                                                          INTEREST         (000's         (000's          (000's        (000's
                                                            RATE          OMITTED)       OMITTED)        OMITTED)      OMITTED)
                                                          -----------------------------------------------------------------------
ISSUER, DESCRIPTION

SHORT-TERM INVESTMENTS
Joint Repurchase Agreementss
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 06-29-01, due 07-02-01
(Secured by U.S. Treasury Bonds, 10.625% due 08-15-15
and 6.250% due 08-15-23, U.S. Treasury Note 5.625%
due 11-30-02) - Note A                                                                                  $ 12,252       $ 12,252

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-29-01,
due 07-02-01 (Secured by U.S. Treasury Bonds,
10.625% due 08-15-15 and 6.250% due 08-15-23,
U.S. Treasury Note 5.625% due 11-30-02) - Note B            3.970%       $     85             85              85             85

                                                                                        --------                       --------
SHORT-TERM INVESTMENTS (20.87%)                                                               85                         12,337
                                                                                        --------                       --------


                            TOTAL INVESTMENTS (108.53%)                                    6,032                         64,162
                                                                                        --------                       --------
              OTHER ASSETS AND LIABILITIES, NET (8.53%)                                      252                         (5,042)
                                                                                        --------                       --------
                             TOTAL NET ASSETS (100.00%)                                 $  6,284                       $ 59,120
                                                                                        ========                       ========

Notes to Schedule of Investments

* Credit Ratings are unaudited and rated by Moodys's Investor Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.
**  Non-income producing security.
# Par value of foreign bonds is expressed in local currency, as shown parathentically in security description.
(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.
(B) Non-income producing issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.
(E) Parenthetical disclosure of a country in the Security description represents country of issuer; however, security is Euro Denominated.
(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,649,429 or 6.17% of the fund's net assets as of June 30, 2001.
(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U. S. dollar denominated.
(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

                                                                                     MARKET
                                                                                   VALUE AS A                MARKET
                                                             ACQUISITION                %                   VALUE AT
                                       ACQUISITION               COST               OF FUND'S             30-Jun-2001
ISSUER, DESCRIPTION                       DATE              (000 OMITTED)          NET ASSETS            (000 OMITTED)
-------------------                       ----              -------------          ----------            -------------
Oregon Steel CF & I                     05-14-98                  44                  #REF!                    42

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the funds.

                                                                       Exhibit C

                   JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.A. Financial Industries Fund and the John Hancock V.A. Regional Bank Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.A. Financial Industries Fund and John Hancock V.A. Regional Bank Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.A. Financial Industries Fund of all assets of John Hancock V.A. Regional Bank Fund and issuance of John Hancock V.A. Financial Industries Fund shares in exchange for all of the outstanding shares of John Hancock V.A. Regional Bank Fund.

(b) The actual expenses incurred by the John Hancock V.A. Strategic Income Fund and John Hancock V.A. High Yield Bond Fund were reduced to reflect the estimated savings arising from the merger

John Hancock VA Financial Industries Fund                              Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                           John Hancock    John Hancock
                                                                           VA Financial     VA Regional                   Pro Forma
                                                                         Industries Fund     Bank Fund     Adjustments     Combined
                                                                         ---------------     ---------     -----------    ---------
Assets
Investments at value                                                         $ 76,589         $ 11,104                     $ 87,693
Joint repurchase agreements                                                     5,059              743                        5,802
                                                                             --------         --------      --------       --------
  Total investments                                                            81,648           11,847            --         93,495

Cash                                                                                1                1                            2
Receivable for investments sold                                                    44               34                           78
Receivable for shares sold                                                        266               --                          266
Dividends and interest receivable                                                  93               27                          120
Other Assets                                                                        6               --                            6
                                                                             --------         --------      --------       --------
  Total assets                                                                 82,058           11,909            --         93,967
                                                                             --------         --------      --------       --------

Liabilities
Payable to John Hancock Advisers, Inc. and affiliates                              54                8                           62
Accounts payable and accrued expenses                                              14               13                           27
                                                                             --------         --------      --------       --------
  Total Liabilities                                                                68               21            --             89
                                                                             --------         --------      --------       --------

Net Assets:
Capital paid-in                                                                73,523           11,971                       85,494
Accumulated net realized gain (loss) on investments, options and foreign
  currency transactions                                                           340           (2,369)                      (2,029)
Net unrealized appreciation of investments
  and translation of assets and liabilities in foreign curriencies              7,892            2,286                       10,178
Undistributed net investment income                                               235               --                          235
                                                                             --------         --------      --------       --------
  Net Assets                                                                   81,990           11,888            --         93,878
                                                                             --------         --------      --------       --------

Net assets:
  V.A. Financial Industries Fund                                               81,990               --        11,888(a)      93,878
  V.A. Regional Bank Fund                                                          --           11,888       (11,888)(a)         --
                                                                             --------         --------      --------       --------
                                                                               81,990           11,888            --         93,878
                                                                             --------         --------      --------       --------

Shares outstanding:
  V.A. Financial Industries Fund                                                4,941               --           718(a)       5,659
  V.A. Regional Bank Fund                                                          --            1,121        (1,121)(a)         --
                                                                             --------         --------      --------       --------
                                                                                4,941            1,121          (403)         5,659
                                                                             --------         --------      --------       --------
Net asset value per share:
  V.A. Financial Industries Fund                                             $  16.59               --            --       $  16.59
  V.A. Regional Bank Fund                                                          --         $  10.61      $ (10.61)(a)         --
                                                                             ========         ========      ========       ========

John Hancock VA Financial Industries Fund                              Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                       John Hancock VA     John Hancock VA
                                                     Financial Industries   Regional Bank
                                                             Fund                Fund
                                                       12 months ended     12 months ended                          Pro-Forma
                                                        June 30, 2001       June 30, 2001        Adjustments         Combined
                                                     --------------------  ---------------       -----------        ---------
Investement income:
     Dividends                                             $   790             $   294             $    --           $ 1,084
     Interest                                                   41                  40                  --                81
     Securities lending income                                  62                   3                  --                65
                                                           -------             -------             -------           -------
       Total Investment Income                                 893                 337                  --             1,230
                                                           -------             -------             -------           -------

Expenses:
     Investment management fee                                 530                 103                  --               633
     Custodian fee                                              28                   9                  (5)(b)            32
     Auditing fee                                               24                  14                 (10)(b)            28
     Printing                                                    4                   1                  --                 5
     Legal fees                                                  1                  --                  --                 1
     Accounting and legal services fee                          13                   3                  --                16
     Trustees' fee                                               4                   1                  --                 5
     Miscellaneous                                               3                  --                  --                 3
     Interest Expense                                            1                   1                  --                 2
                                                           -------             -------             -------           -------
       Total expenses                                          608                 132                 (15)              725

       Net expenses                                            608                 132                 (15)              725
                                                           -------             -------             -------           -------

       Net investment income                                   285                 205                  15               505
                                                           -------             -------             -------           -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized and unrealized gain(loss) on:
     Investments                                             4,811                (354)                 --             4,457
     Foreign currency transactions                             (12)                 --                  --               (12)

Change in unrealized appreciation (depreciation) on:
     Investments                                            (1,459)              4,510                  --             3,051
                                                           -------             -------             -------           -------

Net realized and unrealized gain (loss)                      3,340               4,156                  --             7,496
                                                           -------             -------             -------           -------

Increase (decrease) in net assets from operations          $ 3,625             $ 4,361             $    15           $ 8,001
                                                           =======             =======             =======           =======

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Financial Industries Fund and the V.A. Regional Bank Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                        V.A. Financial Industries Fund         V.A. Regional Bank Fund             Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR    (000'S      INTEREST  SHARES OR    (000'S      SHARES OR     (000'S
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)     WARRANTS    OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION

COMMON STOCK
Banks - Foreign (2.90%)
Banco Popular Espanol SA (Spain)                   36,500     $ 1,276                                          36,500     $ 1,276
Lloyds TSB Group Plc (United Kingdom)             145,000       1,451                                         145,000       1,451
                                                              -------                                                     -------
                                                                2,727                                                       2,727
                                                              -------                                                     -------

Banks - Midwest (6.57%)
Fifth Third Bancorp                                57,250       3,438                  7,092     $   426       64,342       3,864
Northern Trust Corp.                               36,900       2,306                                          36,900       2,306
                                                              -------                            -------                  -------
                                                                5,744                                426                    6,170
                                                              -------                            -------                  -------

Banks - Money Center (5.71%)
Citigroup, Inc.                                    62,000       3,276                  7,000         370       69,000       3,646
J.P. Morgan Chase & Co.                            34,000       1,516                  4,500         201       38,500       1,717
                                                              -------                            -------                  -------
                                                                4,792                                571                    5,363
                                                              -------                            -------                  -------

Banks - Northeast (2.38%)
State Street Corp.                                 43,100       2,133                  2,000          99       45,100       2,232
                                                              -------                            -------                  -------

Banks - Southeast (2.69%)
BB&T Corp.                                         65,900       2,419                  3,000         110       68,900       2,529
                                                              -------                            -------                  -------

Banks - Superregional (13.12%)
Bank of New York Co., Inc. (The)                   44,500       2,136                                          44,500       2,136
FleetBoston Financial Corp.                        66,536       2,625                                          66,536       2,625
PNC Financial Services Group                       15,000         987                  4,000         263       19,000       1,250
U.S. Bancorp                                      106,260       2,422                  5,000         114      111,260       2,536
Wells Fargo & Co.                                  64,500       2,995                  6,000         279       70,500       3,274
Bank One Corp. (OH)                                                                    3,000         107        3,000         107
Mellon Financial Corp. (PA)                                                            8,500         391        8,500         391
                                                              -------                            -------                  -------
                                                               11,165                              1,154                   12,319
                                                              -------                            -------                  -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Financial Industries Fund and the V.A. Regional Bank Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                        V.A. Financial Industries Fund         V.A. Regional Bank Fund             Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR    (000'S      INTEREST  SHARES OR    (000'S      SHARES OR     (000'S
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)     WARRANTS    OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Banks - United States (8.37%)
BancFirst Corp. (OK)                                                                   2,500     $   101        2,500     $   101
BancWest Corp. (HI)                                                                    3,000         103        3,000         103
Cascade Bancorp (OR)                                                                  21,612         302       21,612         302
Charter One Financial, Inc. (OH)                                                       6,017         192        6,017         192
Chittenden Corp. (VT)                                                                  5,000         168        5,000         168
City National Corp. (CA)                                                               5,000         221        5,000         221
Comerica, Inc. (MI)                                                                    3,500         202        3,500         202
Commerce Bancshares, Inc. (MO)                                                        10,047         371       10,047         371
Community First Bankshares, Inc. (ND)                                                  7,500         172        7,500         172
Cullen/Frost Bankers., Inc. (TX)                                                       6,500         220        6,500         220
Financial Institutions, Inc. (NY)                                                      9,000         202        9,000         202
First Financial Holdings, Inc. (SC)                                                    5,300         122        5,300         122
First Midwest Bancorp., Inc. (IL)                                                      5,000         154        5,000         154
FirstMerit Corp. (OH)                                                                  5,000         132        5,000         132
Independent Bank Corp. (MI)                                                            8,000         196        8,000         196
M & T Bank Corp. (NY)                                                                  4,000         302        4,000         302
Mercantile Bankshares Corp. (MD)                                                       9,500         372        9,500         372
Mid-State Bancshares (CA)                                                             25,000         456       25,000         456
National Commerce Financial Corp. (TN)                                                 9,000         219        9,000         219
Northern Trust Corp. (IL)                                                              1,500          94        1,500          94
Northrim Bank (AK)                                                                    16,695         232       16,695         232
Pacific Capital Bancorp. (CA)                                                         13,500         411       13,500         411
Prosperity Bancshares, Inc. (TX)                                                      14,000         335       14,000         335
SJNB Financial Corp. (CA)                                                              8,000         346        8,000         346
SouthTrust Corp. (AL)                                                                  3,000          78        3,000          78
Southwest Bancorp. of Texas, Inc.* (TX)                                                5,000         151        5,000         151
Sterling Bancshares, Inc. (TX)                                                        10,000         192       10,000         192
Summit Bancshares, Inc. (TX)                                                          12,000         226       12,000         226
Texas Regional Bancshares, Inc.
(Class A) (TX)                                                                         1,750          71        1,750          71
Umpqua Holdings Corp. (OR)                                                            33,000         423       33,000         423

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Financial Industries Fund and the V.A. Regional Bank Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                        V.A. Financial Industries Fund         V.A. Regional Bank Fund             Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR    (000'S      INTEREST  SHARES OR    (000'S      SHARES OR     (000'S
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)     WARRANTS    OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Valley National Bancorp. (NJ)                                                         16,485     $   467       16,485     $   467
Warren Bancorp., Inc. (MA)                                                            20,000         180       20,000         180
Whitney Holding Corp. (LA)                                                             5,000         235        5,000         235
Yardville National Bancorp. (NJ)                                                      15,000         210       15,000         210
                                                                                                 -------                  -------
                                                                                                   7,858                    7,858
                                                                                                 -------                  -------

Banks - West (2.39%)
Zions Bancorp                                      34,000     $ 2,006                  4,000         236       38,000       2,242
                                                              -------                            -------                  -------

Broker Services (9.79%)
Goldman Sachs Group, Inc.                          26,500       2,274                                          26,500       2,274
Instinet Group Inc.*                                3,450          64                                           3,450          64
Lehman Brothers Holdings, Inc.                     32,500       2,527                                          32,500       2,527
Merrill Lynch & Co., Inc.                          40,500       2,399                                          40,500       2,399
Schwab (Charles) Corp. (The)                      126,076       1,929                                         126,076       1,929
                                                              -------                                                     -------
                                                                9,193                                                       9,193
                                                              -------                                                     -------

Computer - Services (2.59%)
Fiserv, Inc.*                                      38,000       2,431                                          38,000       2,431
                                                              -------                                                     -------

Computers (0.13%)
SEI Investments Co. (PA)                                                               2,500         119        2,500         119
                                                                                                 -------                  -------

Diversified Operations (4.38%)
General Electric Co.                               62,000       3,023                                          62,000       3,023
Tyco International Ltd.                            20,000       1,090                                          20,000       1,090
                                                              -------                                                     -------
                                                                4,113                                                       4,113
                                                              -------                                                     -------

Finance - Consumer Loans (7.91%)
American Express Co.                               63,900       2,479                  3,000         116       66,900       2,595
                                                                                                 -------
Household International, Inc.                      42,000       2,802                                          42,000       2,802
MBNA Corp.                                         61,650       2,031                                          61,650       2,031
                                                              -------                            -------                  -------
                                                                7,312                                116                    7,428
                                                              -------                            -------                  -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Financial Industries Fund and the V.A. Regional Bank Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                        V.A. Financial Industries Fund         V.A. Regional Bank Fund             Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR    (000'S      INTEREST  SHARES OR    (000'S      SHARES OR     (000'S
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)     WARRANTS    OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
Finance - Investment
Management (2.39%)
Amvescap Plc (United Kingdom)                     129,000     $ 2,241                                         129,000     $ 2,241
                                                              -------                                                     -------

Insurance - Brokers (3.07%)
Marsh & McLennan Cos., Inc.                        28,300       2,858                                          28,300       2,858
Willis Group Holdings Ltd.*                         1,240          22                                           1,240          22
                                                              -------                                                     -------
                                                                2,880                                                       2,880
                                                              -------                                                     -------

Insurance - Life (3.96%)
AFLAC, Inc.                                        98,400       3,099                                          98,400       3,099
American General Corp.                             12,400         576                  1,000     $    46       13,400         622
                                                              -------                            -------                  -------
                                                                3,675                                 46                    3,721
                                                              -------                            -------                  -------

Insurance - Multi Line (3.58%)
AXA (France)                                       48,000       1,367                                          48,000       1,367
Loews Corp.                                        31,000       1,997                                          31,000       1,997
                                                              -------                                                     -------
                                                                3,364                                                       3,364
                                                              -------                                                     -------

Insurance - Property &
Casualty (7.99%)
Allstate Corp. (The)                               46,000       2,023                                          46,000       2,023
Ambac Financial Group, Inc.                        37,750       2,197                                          37,750       2,197
American International Group, Inc.                 38,125       3,279                                          38,125       3,279
                                                              -------                                                     -------
                                                                7,499                                                       7,499
                                                              -------                                                     -------

Insurance - Additional - (0.21%)
Hartford Financial Services Group,
Inc. (The) (CT)                                                                        2,000         137        2,000         137
MetLife, Inc. (NY)                                                                     2,000          62        2,000          62
                                                                                                 -------                  -------
                                                                                                     199                      199
                                                                                                 -------                  -------

Mortgage & Real Estate Services (3.27%)
Fannie Mae                                         34,000       2,895                  2,000         170       36,000      3,065
                                                              -------                            -------                  -------

                                                              -------                            -------                  -------
TOTAL COMMON STOCK (93.41%)                                    76,589                             11,104                   87,693
                                                              -------                            -------                  -------

Schedule of Investments                                                Exhibit C
June 30, 2001
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all the securities owned by the V.A. Financial Industries Fund and the V.A. Regional Bank Fund combined on June 30, 2001.

                                       ---------------------------------------------------------------------------------------------
                                        V.A. Financial Industries Fund         V.A. Regional Bank Fund             Combined
                                       ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR    (000'S      INTEREST  SHARES OR    (000'S      SHARES OR     (000'S
                                         RATE     WARRANTS    OMITTED)      RATE     WARRANTS    OMITTED)     WARRANTS    OMITTED)
                                       ---------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
                                                 PAR VALUE                          PAR VALUE                PAR VALUE
                                                  (000'S                             (000'S                   (000'S
                                                  OMITTED)                           OMITTED)                 OMITTED)
                                                 ---------                          ---------                ---------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.18%)
Investment in a joint repurchase
agreement transaction with UBS
Warburg, Inc.- Dated 06-29-01 due
07-02-01 (Secured by U.S. Treasury
Bonds, 10.625% due 08-15-15 and
6.250% due 08-15-23, U.S. Treasury
Note 5.625% due 11-30-02)                         $ 5,059     $ 5,059       3.97%    $   743     $   743      $ 5,802     $ 5,802
                                                              -------                            -------                  -------
TOTAL SHORT TERM INVESTMENTS (6.18%)                            5,059                                743                    5,802
                                                              -------                            -------                  -------

           TOTAL INVESTMENTS (99.59%)                          81,648                             11,847                   93,495
                                                              -------                            -------                  -------
        OTHER ASSETS AND LIABILITIES,
                          NET (0.41%)                             342                                 41                      383
                                                              -------                            -------                  -------
           TOTAL NET ASSETS (100.00%)                         $81,990                            $11,888                  $93,878
                                                              =======                            =======                  =======

NOTES TO THE SCHEDULE OF INVESTMENTS

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 27 of the Registration Statement of John Hancock Declaration Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 (File Nos. 33-64465 and 811-07437), which information is incorporated herein by reference.

ITEM 16. EXHIBITS:



1.                        Registrant's Amended and Restated       Filed as Exhibit 99.(a) to Registrant's
                          Declaration of Trust                    initial Registration Statement on Form
                                                                  N-1A and incorporated herein by reference
                                                                  to post-effective amendment no. (file
                                                                  nos. 811-07437 and 33-64465 on November
                                                                  20, 1995; accession
                                                                  no.0000950146-95-000740)
                                                                  ("PEA ")

1.1                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 1 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 6 (file nos.
                                                                  811-074375 and 33-64465 on October 1,
                                                                  1997; accession no. 0001010521-97-000403)
                                                                  ("PEA 6")

1.2                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 2 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 9 (file nos.
                                                                  811-074375 and 33-64465 on February 23,
                                                                  1999; accession no. 0001010521-99-000137)
                                                                  ("PEA 9")




1.3                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 3 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 4 (file nos.
                                                                  811-074375 and 33-64465 on April 29,
                                                                  1997; accession no. 0001010521-97-000278)
                                                                  ("PEA 4")

1.4                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 4 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 6 (file nos.
                                                                  811-074375 and 33-64465 on October 1,
                                                                  1997; accession no. 0001010521-97-000403)
                                                                  ("PEA 6")

1.5                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 5 to PEA 9 and
                                                                  incorporated herein by reference.

1.6                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 6 to PEA 9 and
                                                                  incorporated herein by reference.

1.7                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 7 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 10 (file
                                                                  nos. 811-074375 and 33-64465 on April 29,
                                                                  1999; accession no. 0001010521-99-000201)
                                                                  ("PEA 10")

1.8                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 8 to PEA 10 and
                                                                  incorporated herein by reference.




1.9                       Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 9 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 11 (file
                                                                  nos. 811-074375 and 33-64465 on February
                                                                  16, 2000; accession no.
                                                                  0001010521-00-000186) ("PEA 11")

1.10                      Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 10 to
                                                                  Registrant's Registration Statement on
                                                                  Form N-1A and incorporated herein by
                                                                  reference to post-effective amendment no.
                                                                  12 (file nos. 811-074375 and 33-64465 on
                                                                  April 27, 2000; accession no.
                                                                  0001010521-00-000253) ("PEA 12")

1.11                      Amendment to Declaration of Trust       Filed as Exhibit 99.(a) 11 to PEA 12 and
                                                                  incorporated herein by reference.

2                         Amended and Restated By-Laws of         Filed as Exhibit 99.(b) to Registrant's
                          Registrant.                             Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 2 (file nos.
                                                                  811-07437 and 33-64465 on February 14,
                                                                  1997; accession no.0000950146-97-000212)
                                                                  ("PEA 2")

3                         Not applicable

4                         Form of Agreement and Plan of           Filed herewith as Exhibit B to the Proxy
                          reorganization                          Statement and Prospectus included as Part
                                                                  A of this Registration Statement.

5                         Not applicable




6                         Investment Management Contract          Filed as Exhibit 99.(d) to Registrant's
                          between the Registrant and John         Registration Statement on Form N-1A and
                          Hancock Advisers, Inc.                  incorporated herein by reference to
                                                                  post-effective amendment no. 1 (file nos.
                                                                  811-07437 and 33-64465 on August 7, 1996;
                                                                  accession no.0000950146-96-000139)
                                                                  ("PEA 1")

6.1                       Investment Management Contract          Filed as Exhibit 99.(d) 1 to PEA 9 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.2                       Investment Management Contract          Filed as Exhibit 99.(d) 2 to PEA 9 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.3                       Investment Management Contract          Filed as Exhibit 99.(d) 3 to PEA 9 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.4                       Sub-Investment Management Contract      Filed as Exhibit 99.(d) 4 to PEA 1 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.5                       Sub-Investment Management Contract      Filed as Exhibit 99.(d) 5 to PEA 1 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.6                       Sub-Investment Management Contract      Filed as Exhibit 99.(d) 6 to PEA 11 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.7                       Investment Management Contract          Filed as Exhibit 99.(d) 7 to PEA 12 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.




6.8                       Investment Management Contract          Filed as Exhibit 99.(d) 8 to PEA 12 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.9                       Investment Management Contract          Filed as Exhibit 99.(d) 9 to PEA 12 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.10                      Sub-Investment Management Contract      Filed as Exhibit 99.(d) 10 to PEA 12 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.11                      Sub-Investment Management Contract      Filed as Exhibit 99.(d) 11 to
                          between the Registrant and John         Registrant's Registration Statement on
                          Hancock Advisers, Inc.                  Form N-1A and incorporated herein by
                                                                  reference to post-effective amendment no.
                                                                  13 (file nos. 811-07437 and 33-64465 on
                                                                  February 21, 2001; accession
                                                                  no.0001010521-01-000158)
                                                                  ("PEA 13")

6.12                      Sub-Investment Management Contract      Filed as Exhibit 99.(d) 12 to PEA 13 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Advisers, Inc.

6.13                      Sub-Investment Management Contract      Filed herewith as Exhibit (B?) to the
                                                                                             ---
                          among the Registrant on behalf of       Proxy Statement and Prospectus included
                          John Hancock V.A. International Fund,   as Part A of this Registration Statement.
                          John Hancock Advisers and
                          Nicolas-Applegate Capital Management.

7                         Distribution Agreement between the      Filed as Exhibit 99.(e) to PEA 2 and
                          Registrant and John Hancock Funds,      incorporated herein by reference.
                          Inc. (formerly named John Hancock
                          Broker Distribution Services, Inc.




7.1                       Amendment to Distribution Agreement     Filed as Exhibit 99.(e) 1 to PEA 9 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Funds, Inc.

7.2                       Amendment to Distribution Agreement     Filed as Exhibit 99.(e) 2 to PEA 9 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Funds, Inc.

7.3                       Amendment to Distribution Agreement     Filed as Exhibit 99.(e) 3 to PEA 9 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Funds, Inc.

7.4                       Amendment to Distribution Agreement     Filed as Exhibit 99.(e) 4 to PEA 12 and
                          between the Registrant and John         incorporated herein by reference.
                          Hancock Funds, Inc.

8                         Not applicable.

9                         Master Custodian Agreement between      Filed as Exhibit 99.(g) to PEA 10 and
                          John Hancock Mutual Funds (including    incorporated herein by reference.
                          Registrant) and Investors Bank &
                          Trust Company.

9.1                       Amendment to Master Custodian           Filed as Exhibit 99.(g) 1 to PEA 10 and
                          Agreement between John Hancock Mutual   incorporated herein by reference.
                          Funds (including Registrant) and
                          Investors Bank & Trust Company.

9.2                       Amendment to Master Custodian           Filed as Exhibit 99.(g) 2 to PEA 12 and
                          Agreement between John Hancock Mutual   incorporated herein by reference.
                          Funds (including Registrant) and
                          Investors Bank & Trust Company.




9.3                       Amendment Dated June 7, 2001 to the     Filed herewith as Exhibit (B?) to the
                                                                                             ---
                          Amended and Restated Master Custodian   Proxy Statement and Prospectus included
                          Agreement between John Hancock Mutual   as Part A of this Registration Statement.
                          Funds and Investors Bank & Trust Co.

10                        Master Transfer Agent Service           Filed as Exhibit 99(h) to PEA 9 and
                          Agreement between John Hancock Mutual   incorporated herein by reference.
                          Funds (including Registrant) and John
                          Hancock Funds, Inc.

10.1                      Accounting Services Agreement           Filed as Exhibit 99(h) 1 to PEA 1 and
                                                                  incorporated herein by reference.

10.2                      Amendment to Master Transfer Agent      Filed as Exhibit 99.(h) 2 to PEA 12 and
                          Service Agreement between John          incorporated herein by reference.
                          Hancock Mutual Funds (including
                          Registrant) and John Hancock Funds,
                          Inc.

11                        Not Applicable.

12                        Not applicable

13                        Code of Ethics John Hancock Advisers    Filed as Exhibit 99.(p) to PEA 12 and
                          and each John Hancock Fund,             incorporated herein by reference.
                          Independence Investments LLC and
                          American Fund Advisers.

13.1                      Code of Ethics and Conduct              Filed as Exhibit 99(h) to PEA 13 and
                          -Nicholas-Applegate                     incorporated herein by reference.

14                        Opinion as to legality of shares and    Filed herewith as Exhibit 14
                          consent.

15                        Form of opinion as to tax matters and   Filed herewith as Exhibit 15
                          consent.

16                        Not applicable




17                        Consents of Ernst & Young LLP           Filed herewith as Exhibit 17
                          regarding the audited financial
                          statements of Registrant.

18                        Not applicable

19                        Powers of Attorney                      Filed as addendum to signature pages and
                                                                  incorporated herein by reference.

20                        Prospectus of John Hancock              Filed herewith as Exhibit 20
                          Declaration Funds dated May 1, 2001

21                        Statement of Additional Information     Filed herewith as Exhibit A and B to Part
                          of John Hancock Declaration Funds       B of this Registration Statement.
                          dated May 1, 2001



ITEM 17

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a propectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES


     Pursuant to the  requirements of the Securities Act of 1933, the Registrant has  caused  this  Registration  Statement  to be  signed  on its  behalf by the
undersigned,   thereunto  duly  authorized,  in  the  City  of  Boston  and  The
Commonwealth of Massachusetts, on the 14th day of September, 2001.

                                       JOHN HANCOCK DECLARATION TRUST

                                       By:             *
                                           -----------------------------
                                           Maureen R. Ford
                                           Chairman, President and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration  has been signed below by the following  persons in the  capacities and on the dates indicated.


        Signature                             Title                                  Date
        ---------                             -----                                  ----
             *                     Chairman, President and Chief Executive Officer
-----------------------            (Principal Executive Officer)
Maureen R. Ford

             *                     Senior Vice President and Chief
-----------------------            Financial Officer
Richard A. Brown


/s/William H. King                 Senior Vice President, Treasurer               September 14, 2001
-----------------------            (Chief Accounting Officer)
William H. King

             *                             Trustee
-----------------------
Dennis S. Aronowitz

             *                             Trustee
-----------------------
John M. DeCiccio

             *                             Trustee
-----------------------
Richard P. Chapman, Jr.

             *                             Trustee
-----------------------
William J. Cosgrove

             *                             Trustee
-----------------------
Richard A. Farrell

             *                             Trustee
-----------------------
Gail D. Fosler

             *                             Trustee
-----------------------
William F. Glavin



        Signature                             Title                                  Date
        ---------                             -----                                  ----


             *                             Trustee
-----------------------
Dr. John A. Moore

             *                             Trustee
-----------------------
Patti McGill Peterson

             *                             Trustee
-----------------------
John W. Pratt



*By: /s/Susan S. Newton                                                         September 14, 2001
    -------------------
     Susan S. Newton
     Attorney-in-Fact under
     Powers of Attorney dated
     December 7, 1999, February 27, 2001,
     Powers of Attorney dated June 23, 2001
     and September 12, 2001 filed herewith.



Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust



                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.


                                               /s/Richard A. Brown
                                               -------------------
                                               Richard A. Brown
                                               Chief Financial Officer



Commonwealth of Massachusetts                             )ss
----------------------------------------------------------
COUNTY OF Suffolk                                         )
          ------------------------------------------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika L. Nager
                                 -----------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01June23.doc




John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


                                POWER OF ATTORNEY

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM h. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/ Maureen R. Ford                                  /s/Gail D. Fosler
-------------------                                  -----------------
Maureen R. Ford, as Chairman and Chief               Gail D. Fosler
Exective Officer

/s/John M. DeCiccio                                  /s/William F. Glavin
-------------------                                  --------------------
John M. DeCiccio, as Trustee                         William F. Glavin

/s/Dennis S. Aronowitz                               /s/John A. Moore
----------------------                               ----------------
Dennis S. Aronowitz                                  John A. Moore

/s/Richard P. Champman, Jr.                          /s/Patti McGill Peterson
---------------------------                          ------------------------
Richard P. Chapman, Jr.                              Patti McGill Peterson

/s/William J. Cosgrove                               /s/John W. Pratt
----------------------                               ----------------
William J. Cosgrove                                  John W. Pratt

/s/Richard A. Farell
--------------------
Richard A. Farrell







COMMONWEALTH OF MASSACHIUSETTS)
------------------------------
                              )ss
COUNTY OF SUFFOLK             )
-----------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika Nager
                                 --------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01Sept12.doc

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.                Description

6. Agreement and Plan of Reorganization between the Registrant and John Hancock John Hancock V.A. High Yield Bond Fund and John Hancock V.A. Regional Bank Fund. (filed as EXHIBIT A to Part A of this Registration Statement).

6.13 Sub-Investment Management Contract among the Registrant on behalf of John Hancock V.A. International Fund, John Hancock Advisers and Nicolas-Applegate Capital Management.

9.3 Amendment Dated June 7, 2001 to the Amended and Restated Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank & Trust Co.

14       Opinion as to legality of shares and consent.

15       Form of opinion as to tax matters and consent.

17 Consent of Ernst & Young LLP regarding the audited financial statements and highlights of the Registrant.